UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08239

ProFunds
(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000 Bethesda, MD			20814
(Address of principal executive offices)			(Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(240) 497-6400

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2016

Item 1. Reports to Stockholders.

Government Money Market ProFund

Table of Contents

1	Message from the Chairman
3	Fund Performance, Allocation of Portfolio Holdings and Expense Examples
7	Financial Statements and Financial Highlights
11	Notes to Financial Statements
15	Report of Independent Registered Public Accounting Firm
16	Board Approval of Investment Advisory Agreement
17	Trustees and Officers
19	Government Cash Management Portfolio

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Message from the Chairman

Dear Shareholder:

I am pleased to present the Annual Report to shareholders of the Government Money Market ProFund for the 12 months ended December 31, 2016.

Money market rates closely track the federal funds effective rate, which ranged from 0.20% to 0.66%, averaging 0.39% for the period.

Economic Growth Solid

The U.S. economy grew 3.5% in the third quarter of 2016, the fastest pace in two years, driven by strength in consumer spending, business investment and government spending. Growth was 1.4% in the second quarter and just 0.8% in the first quarter. Jobs data also looked positive. The unemployment rate was 4.7% in December 2016, down from 5.0% in December 2015. And wage growth picked up — average hourly earnings rose by 2.9 in 2016, the best performance since the economic recovery began in 2009.

The U.S. Federal Reserve announced at the December 2016 Federal Open Market Committee meeting that economic activity has been expanding at a moderate pace and the labor market has continued to strengthen. It also said inflation has increased, though it is still below the Committee’s 2% target. In view of this, the Committee decided to raise the federal funds rate by 0.25%, to a target range of 0.5% to 0.75%. The Committee said it expects economic conditions will continue to evolve in a manner that warrants only gradual increases in the federal funds rate, but that the actual path will depend on incoming data on the economy.

We appreciate the trust you have placed in us by choosing ProFunds and look forward to continuing to serve your investing needs.

Sincerely,

Michael L. Sapir
Chairman of the Board of Trustees

1

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Fund Performance, Allocation of Portfolio Holdings and Expense Examples

4 :: Government Money Market ProFund :: Fund Performance

The Government Money Market ProFund seeks, as its investment objective, a high level of current income consistent with liquidity and preservation of capital. The seven-day yield, as of December 31, 2016, was 0.02%(1) for the Investor Class and 0.02%(1) for the Service Class.

The assets of the Fund are part of a $11.97 billion portfolio managed by Deutsche Asset Management, Inc. Its managers seek to maintain a stable net asset value of $1.00, however there is no assurance that they will be able to do so.

An investment in this Fund is neither guaranteed nor insured by the Federal Deposit Insurance Corporation or any other government agency. Although the ProFund strives to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund.

Past performance is not predictive of future results. The performance data quoted represents past performance and current returns may be lower or higher. Yield will vary and principal value may fluctuate so that the investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance information current to the most recent month end, please visit ProFunds.com.

(1)         The seven-day yield quotation more closely reflects the earning of the government money market fund than a total return quotation. The seven-day yield reflects a reduction in the Fund’s fees. Without the reduction of those fees, the yield would have been (0.37)% and (1.37)% for Investor Class and Service Class, respectively.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Allocation of Portfolio Holdings and Expense Examples :: Government Money Market ProFund :: 5

Investment Objective: The Government Money Market ProFund seeks a high level of current income consistent with liquidity and preservation of capital.

An investment in this ProFund is neither guaranteed nor insured by the Federal Deposit Insurance Corporation or any other government agency. Although the ProFund strives to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the ProFund.

Allocation of Portfolio Holdings

Government Money Market ProFund Market Exposure

Investment Type	% of Net Assets
Investment in Government Cash Management Portfolio(a)	119%
Total Exposure	119%

(a)         The Government Cash Management Portfolio holdings are included in the accompanying financial statements of the ProFund.

Government Cash Management Portfolio Asset Allocation(a)

Investment Type	% of Net Assets
Government & Agency Obligations
U.S. Government Sponsored Agencies	51%
U.S. Treasury Obligations	3%
Repurchase Agreements	40%

Expense Examples

As a ProFund shareholder, you may incur two types of costs: (1) transaction costs, including wire redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other ProFund expenses (including expenses allocated from the Government Cash Management Portfolio). These examples are intended to help you understand your ongoing costs (in dollars) of investing in the ProFund and to compare these costs with the ongoing cost of investing in other mutual funds. Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. If these transactional costs were included, your costs would have been higher. Therefore, these examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds.

Actual Expenses

The actual expense examples are based on an investment of $1,000 invested at the beginning of a six-month period and held through the period ended December 31, 2016.

The columns below under the heading entitled “Actual” provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six-month period and held through the period ended December 31, 2016.

The columns below under the heading entitled “Hypothetical” provide information about hypothetical account values and hypothetical expenses based on the ProFund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the ProFund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the ProFund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

			Actual		Hypothetical (5% return before expense)
	Annualized Expense Ratio During Period	Beginning Account Value 7/1/16	Ending Account Value 12/31/16	Expenses Paid During Period*	Ending Account Value 12/31/16	Expenses Paid During Period*
Government Money Market ProFund — Investor Class	0.39%	$1,000.00	$1,000.10	$1.96	$1,023.18	$1.98
Government Money Market ProFund — Service Class	0.39%	1,000.00	1,000.10	1.96	1,023.18	1.98

*                 Expenses are equal to the average account value over the period multiplied by the ProFund’s annualized expense ratio multiplied by 184/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

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Financial Statements and Financial Highlights

8 :: Government Money Market ProFund :: Financial Statements

Statement of Assets and Liabilities
December 31, 2016

ASSETS:
Investment in Government Cash Management Portfolio, at value	$389,244,272
Receivable for capital shares issued	14,798,227
Receivable from Advisor	2,755
Prepaid expenses	36,754
TOTAL ASSETS	404,082,008
LIABILITIES:
Payable for capital shares redeemed	76,957,299
Administration fees payable	9,406
Trustee fees payable	132
Transfer agency fees payable	99,841
Compliance services fees payable	2,123
Service fees payable	2,194
Other accrued expenses	99,478
TOTAL LIABILITIES	77,170,473
NET ASSETS	$326,911,535
NET ASSETS CONSIST OF:
Capital	$326,911,071
Accumulated net investment income	464
NET ASSETS	$326,911,535
INVESTOR CLASS:
Net Assets	$304,900,919
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	304,895,192
Net Asset Value (offering and redemption price per share)	$1.00
SERVICE CLASS:
Net Assets	$22,010,616
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	22,015,935
Net Asset Value (offering and redemption price per share)	$1.00

Statement of Operations
For the Year Ended December 31, 2016

INVESTMENT INCOME:
Interest	$1,679,147	(a)
Expenses	(405,856	)(a)(b)
TOTAL INVESTMENT INCOME	1,273,291
EXPENSES:
Management services fees	1,378,177
Administration fees	116,706
Transfer agency fees	687,836
Administrative services fees	368,633
Registration and filing fees	115,789
Fund accounting fees	10,000
Trustee fees	10,185
Compliance services fees	2,813
Service fees	29,313
Other fees	197,955
Total Gross Expenses before reductions	2,917,407
Less Expenses reduced by the Advisor	(1,724,744)
TOTAL NET EXPENSES	1,192,663
NET INVESTMENT INCOME	80,628
REALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	31,882	(a)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$112,510

(a)         Allocated from Government Cash Management Portfolio

(b)         For the year ended December 31, 2016, the Advisor to the Government Cash Management Portfolio waived fees, of which $213,080 was allocated to the Government Money Market ProFund on a pro-rated basis.

See accompanying notes to the financial statements.

Financial Statements :: Government Money Market ProFund :: 9

Statements of Changes in Net Assets

	Year Ended December 31, 2016	Year Ended December 31, 2015
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income	$80,628	$87,479
Net realized gains (losses) on investments	31,882	8,860
Change in net assets resulting from operations	112,510	96,339
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	(75,011)	(73,651)
Service Class	(5,612)	(14,440)
Change in net assets resulting from distributions	(80,623)	(88,091)
CAPITAL TRANSACTIONS:
Proceeds from shares issued
Investor Class	6,295,360,602	6,071,803,014
Service Class	294,375,263	1,210,901,201
Distributions reinvested
Investor Class	74,576	71,951
Service Class	5,612	14,356
Value of shares redeemed
Investor Class	(6,413,104,736)	(5,977,426,241)
Service Class	(316,113,357)	(1,308,199,723)
Change in net assets resulting from capital transactions	(139,402,040)	(2,835,442)
Change in net assets	(139,370,153)	(2,827,194)
NET ASSETS:
Beginning of period	466,281,688	469,108,882
End of period	$326,911,535	$466,281,688
Accumulated net investment income	$464	$459
SHARE TRANSACTIONS:
Issued
Investor Class	6,295,360,619	6,071,803,037
Service Class	294,375,264	1,210,901,231
Reinvested
Investor Class	74,576	71,951
Service Class	5,612	14,356
Redeemed
Investor Class	(6,413,104,736)	(5,977,426,241)
Service Class	(316,113,357)	(1,308,199,723)
Change in shares	(139,402,022)	(2,835,389)

See accompanying notes to the financial statements.

10 :: Government Money Market ProFund :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities						Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income(a)		Net Realized Gains (Losses) on Investments(a)		Total from Investment Activities		Net Investment Income		Total Distributions
Government Money Market ProFund
Investor Class
Year Ended December 31, 2016	$1.000	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended December 31, 2015	$1.000	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended December 31, 2014	$1.000	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended December 31, 2013	$1.000	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended December 31, 2012	$1.000	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Service Class
Year Ended December 31, 2016	$1.000	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended December 31, 2015	$1.000	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended December 31, 2014	$1.000	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended December 31, 2013	$1.000	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended December 31, 2012	$1.000	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses(a),(b)	Net Expenses(a),(c)	Net Investment Income(a)	Net Assets, End of Period (000’s)

$1.000	0.02%	0.84%	0.41%	0.02%	$304,901
$1.000	0.02%	0.86%	0.23%	0.02%	$422,541
$1.000	0.02%	0.89%	0.17%	0.02%	$328,085
$1.000	0.02%	1.00%	0.19%	0.02%	$421,082
$1.000	0.02%	0.96%	0.26%	0.02%	$407,080

$1.000	0.02%	0.84%	0.41%	0.02%	$22,011
$1.000	0.02%	0.86%	0.23%	0.02%	$43,741
$1.000	0.02%	0.89%	0.17%	0.02%	$141,024
$1.000	0.02%	1.00%	0.19%	0.02%	$47,854
$1.000	0.02%	1.42%	0.26%	0.02%	$50,541

(a)         Per share amounts and percentages include the applicable allocation from the Government Cash Management Portfolio.

(b)         For the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, the Advisor to the Government Cash Management Portfolio waived fees which were allocated to the Government Money Market ProFund on a pro-rated basis. If included, the corresponding impact to the gross expense ratio would be an increase of 0.05%, 0.03%, 0.03%, 0.02% and 0.03%, respectively.

(c)          The expense ratio for the period reflects the deduction of certain expenses to maintain a certain minimum net yield.

(d)         Amount is less than $0.0005.

See accompanying notes to the financial statements.

Notes to Financial Statements

12 :: Government Money Market ProFund :: Notes to Financial Statements :: December 31, 2016

1. Organization

ProFunds (the “Trust”) consists of 112 separate investment portfolios and is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”) and thus follows accounting and reporting guidance for investment companies. The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. The accompanying financial statements relate to the Government Money Market ProFund (formerly known as Money Market ProFund), (the “ProFund”). The ProFund has two classes of shares: the Investor Class and Service Class. The ProFund is a feeder fund in a master-feeder fund structure and seeks to achieve its objective by investing all of its investable assets in the Government Cash Management Portfolio (formerly known as Cash Management Portfolio) (the “Portfolio”), an open-end management investment company that is advised by Deutsche Investment Management Americas, Inc. (“DIMA”) and has the same investment objective as the ProFund. As of December 31, 2016, the percentage of the Portfolio’s interests owned by the ProFund was 3.3%. The financial statements of the Portfolio, including its schedule of portfolio investments, are included in this report and should be read in conjunction with the ProFund’s financial statements.

Each class of shares has identical rights and privileges except with respect to fees paid under the Distribution and Shareholder Services Plan and voting rights on matters affecting a single class of shares.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust and ProFund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFund.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the ProFund in preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates.

Investment Valuation

The ProFund records its investments in the Portfolio at fair value, which represents its proportionate ownership of the value of the Portfolio’s net assets. The valuation techniques used to determine fair value are further described in Note 3. The Portfolio’s Notes to Financial Statements included elsewhere in this report provide information about the Portfolio’s valuation policy and its period-end security valuations.

Investment Transactions and Related Income

The ProFund records daily its proportionate share of the Portfolio’s income, expenses and realized gains and losses. In addition, the ProFund accrues its own expenses.

Allocations

Expenses directly attributable to the ProFund are charged to the ProFund, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliate, are allocated among the respective funds in the Trust and/or affiliate based upon relative net assets or another reasonable basis.

The investment income, expenses (other than class specific expenses charged to a class), realized gains and losses on investments of the ProFund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized gains and losses are incurred.

Distributions to Shareholders

The ProFund declares distributions from net investment income daily and pays the dividends on a monthly basis. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., distribution reclassification), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes

The ProFund intends to continue to qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFund intends to make timely distributions in order to avoid tax liability. Accordingly, no provision for federal income taxes is required in the financial statements. The ProFund has a calendar tax year end.

Management of the ProFund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken and the ProFund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Investment Company Modernization

In October 2016, the Securities and Exchange Commission (“SEC”) released its Final Rules on Investment Company Reporting Modernization (the “Rules”). The Rules which introduce two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contain amendments to

December 31, 2016 :: Notes to Financial Statements :: Government Money Market ProFund :: 13

Regulation S-X which require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The amendments are effective for filings made with the SEC after August 1, 2017. Management is currently evaluating the impact of the amendments on the fund’s financial statements. The adoption will have no effect on the ProFunds net assets or results of operations.

3. Investment Valuation Summary

The valuation techniques employed by the ProFund, described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the ProFund’s investments are summarized in the three broad levels listed below:

•      Level 1 — quoted prices in active markets for identical assets

•      Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

•      Level 3 — significant unobservable inputs (including the ProFund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end.

As of December 31, 2016, the ProFund’s $389,244,272 investment in the Portfolio, which is a registered investment company, is based on Level 2 inputs due to the ProFund’s master-feeder structure. There were no Level 1 or Level 3 investments held by the ProFund during the year ended December 31, 2016.

4. Fees and Transactions with Affiliates and Other Parties

ProFund Advisors LLC (the “Advisor”) serves as the investment advisor of the ProFund for an annual fee equal to 0.35% of the average daily net assets of the ProFund, although no fee is payable under the agreement unless the master-feeder relationship with the Portfolio is terminated and the Advisor directly invests the assets of the ProFund. DIMA is the investment advisor to the Portfolio in which the ProFund invests its assets.

Citi Fund Services Ohio, Inc. (“Citi”), acts as the Trust’s administrator (the “Administrator”). For its services as Administrator, the Trust pays Citi an annual fee based on the Trust’s and Access One Trust’s (an affiliated trust) aggregate average net assets at an annualized tier rate ranging from 0.00375% to 0.05%, and a base fee for certain filings. Administration fees include additional fees paid to Citi by the Trust for additional services provided, including support of the Trust’s compliance program.

FIS Investor Services LLC (“FIS”) (formerly SunGard Investor Services LLC) acts as the Trust’s transfer agent. For these services, the Trust pays FIS a base fee, account and service charges, and reimbursement of certain expenses.

ProFunds Distributors, Inc. (the “Distributor”), a wholly owned subsidiary of the Advisor, serves as the Trust’s distributor. Under a Distribution and Shareholder Services Plan, adopted by the Trust’s Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, the ProFund may pay financial intermediaries such as broker-dealers, investment advisors and the Distributor up to 1.00%, on an annualized basis, of the average daily net assets attributable to Service Class shares as compensation for service and distribution-related activities and/or shareholder services with respect to Service Class shares. DIMA has committed to provide the Distributor with additional resources to enhance the visibility and distribution of the ProFund and other funds in the Trust, given that the sale of shares of the funds in the Trust is likely to increase the size of the ProFund.

Distribution and Service Fees were suspended throughout the year ended December 31, 2016. If the ProFund had paid an amount equal to 1.00% of the average daily net assets attributable to Service Class shares, the Distribution and Service Fees would have been $276,340 for the year ended December 31, 2016.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFund. For these services, the ProFund pays the Advisor a fee at the annual rate of 0.35% of its average daily net assets for providing feeder fund management and administrative services to the ProFund.

The Advisor, pursuant to a separate Services Agreement, performs certain services related to the operation and maintenance of a shareholder trading platform. For these services, the Trust pays the Advisor a monthly base fee as reflected on the Statement of Operations as “Service fees.”

The ProFund pays fees to certain intermediaries or financial institutions for record keeping, sub-accounting services, transfer agency and other administrative services as reflected on the Statement of Operations as “Administrative services fees.”

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Except as noted below with respect to the Trust’s Chief Compliance Officer, such Officers and Trustee receive no compensation from the ProFund for serving in their respective roles. The Trust, together with affiliated Trusts, pay each Independent Trustee compensation for his services as Trustee at the annual rate of $155,000. Independent Trustees also receive $7,500 for attending each regular quarterly in-person meeting, $3,000 for attending each special in-person meeting and $3,000 for attending each telephonic meeting. During the year ended December 31, 2016, actual Trustee compensation was $582,000 in aggregate from the Trust and affiliated trusts. There are certain employees of the Advisor, such as the Trust’s Chief Compliance Officer and staff who administer the Trust’s compliance program, in which the ProFund reimburses the Advisor for their related compensation and certain other expenses incurred as reflected on the Statement of Operations as “Compliance services fees.”

The Advisor has contractually agreed to waive management services fees, and if necessary, reimburse certain other expenses of the ProFund through April 30, 2017 to the extent necessary to maintain a certain minimum net yield as determined by the Advisor.

The Advisor may recoup the management services fees contractually waived or limited and other expenses reimbursed by

14 :: Government Money Market ProFund :: Notes to Financial Statements :: December 31, 2016

it within three years from the minimum yield limit period in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause the net yield of each Class of the ProFund to fall below the highest previously determined minimum yield. Any amounts recouped by the Advisor during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reduced by the Advisor.” As of December 31, 2016, the recoupments that may potentially be made by the ProFund are as follows:

	Expires 4/30/17	Expires 4/30/18	Expires 4/30/19	Expires 4/30/20	Total
Government Money Market ProFund	$3,668,194	$2,670,884	$2,404,099	$1,225,410	$9,968,587

5. Federal Income Tax Information

The tax character of dividends paid to shareholders during the applicable tax years ended, as noted below, were as follow:

	Ordinary Income	Total Distributions Paid
December 31, 2016
Government Money Market ProFund	$80,623	$80,623
December 31, 2015
Government Money Market ProFund	$88,091	$88,091

As of the most recent tax year ended December 31, 2016, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
Government Money Market ProFund	$464	$—	$—	$—	$—	$464

6. Additional Information and Money Market Fund Reform

In July 2014, the SEC adopted money market fund reform to address potential systemic risks associated with money market funds and to improve transparency for money market fund investors. The ProFund and the Portfolio were required to comply with money market fund reform by the specified compliance dates in 2016.

As a result, each of the Funds’ Boards approved changes for the Funds to operate as government money market funds. The Funds, as government money market funds, are not required to implement liquidity fees and redemption gates. A government money market fund is required to invest at least 99.5% of the fund’s total assets in cash, government securities, and/or repurchase agreements that are collateralized by these same securities.

In order for the Funds to operate as government money market funds, each of the Boards approved revisions to each Fund’s investment policy relating to concentration (the “Concentration Policy”) such that the Funds would no longer be required to invest more than 25% of their total assets in obligations of banks and other financial institutions. This revision to the Concentration Policy and name change to Government Money Market ProFund were approved by shareholders at a special shareholders meeting on January 28, 2016 and took effect on May 2, 2016.

7. Subsequent Events

The ProFund has evaluated the need for additional disclosures or adjustments resulting from subsequent events through the date these financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have a material impact on the ProFund’s financial statements.

Report of Independent Registered Public Accounting Firm :: Government Money Market ProFund :: 15

To the Board of Trustees of ProFunds and Shareholders of Government Money Market ProFund:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Government Money Market ProFund (one of the portfolios of ProFunds, hereafter referred to as the “Fund”) as of December 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of the investment balance as of December 31, 2016 by correspondence with the Accounting Agent for the Master Fund provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 24, 2017

16 :: Government Money Market ProFund :: Board Approval of Investment Advisory Agreement (unaudited) :: December 31, 2016

At a meeting held on September 12-13, 2016, the Board of Trustees (the “Board”), including the trustees who are not “interested persons” of the Trust as defined in the 1940 Act (the “Independent Trustees”), unanimously approved the renewal of the Investment Advisory Agreement between ProFund Advisors LLC (the “Advisor”) and the Trust on behalf of the Government Money Market ProFund (the “Fund”) (the “Advisory Agreement”). The Board, including the Independent Trustees, determined that the terms of the Advisory Agreement were fair and reasonable and in the best interests of shareholders.

The Independent Trustees were advised by legal counsel with respect to their deliberations. In their deliberations, the Board did not identify any single factor as all-important or controlling and individual Trustees did not necessarily attribute the same weight or importance to each factor.

The Board noted that the Fund is a feeder fund that invests all its shares in a master fund that is advised by a third party investment advisor. The Trustees noted that the contractual amount of the fee was 0.35 percent of the Fund’s average annual daily net assets, but that the Advisor does not collect this fee for so long as the Fund is a feeder fund that invests in shares of a master fund. The Board also noted that the Fund pays the Advisor a Management Services fee of 0.35 percent of the Fund’s average annual daily net assets, all of which the Advisor waived. The Board requested, and the Advisor provided, information that the Board and the Advisor, respectively, believed to be reasonably necessary to evaluate the Advisory Agreement in light of the structure of the Fund.

The Board considered that the Advisor has the requisite portfolio management skills to manage the Fund if necessary, and considered the reasonableness of the fee should the Advisor begin to provide services under the Advisory Agreement. In assessing the reasonableness of the fee, the Board considered the nature of the services described in the Advisory Agreement, and fees charged by comparable money market funds.

In its deliberations, the Board also considered the Advisor’s non-advisory services, including those performed under a separate Management Services Agreement. The Board considered any indirect, or “fall-out,” benefits that the Advisor or its affiliates derived from their relationship to the Fund but concluded that such benefits were relatively insignificant. The Board considered that ProFund Distributors, Inc. (“PDI”), a wholly-owned subsidiary of the Advisor, earns fees from the Fund for providing services under a Distribution and Shareholder Services Plan.

In addition to the information provided and discussions that occurred at the meeting on September 12-13, 2016, the Board regularly considers matters bearing on the Fund and its investment advisory, administration and distribution arrangements at their regular meetings throughout the year. The Board’s conclusions may take into account their consideration for the relevant arrangements during the course of the year and in prior years.

Trustees and Executive Officers (unaudited) :: 17

Name, Address, and Birth Date	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Operational Portfolios in Fund Complex Overseen by Trustee*	Other Directorship Held by Trustee

Independent Trustees

William D. Fertig c/o ProFunds 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 9/56	Trustee	Indefinite; June 2011 to present	Context Capital Management (Alternative Asset Management): Chief Investment Officer (September 2002 to present)	ProFunds (112); Access One Trust (3); ProShares (124)	Key Energy Services

Russell S. Reynolds, III c/o ProFunds 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 7/57	Trustee	Indefinite; October 1997 to present	RSR Partners, Inc. (Executive Recruitment): Managing Director (May 2007 to present)	ProFunds (112); Access One Trust (3); ProShares (124)	RSR Partners, Inc.

Michael C. Wachs c/o ProFunds 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 10/61	Trustee	Indefinite; October 1997 to present	Linden Lane Advisors, LLC (Real Estate Development): Principal (2010 to present): Spring Mill Capital Management, LLC (Real Estate Development): Principal (July 2009 to 2010)	ProFunds (112); Access One Trust (3); ProShares (124)

Interested Trustee

Michael L. Sapir** 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 5/58	Trustee and Chairman of the Board	Indefinite; April 1997 to present	Chairman and Chief Executive Officer of the Advisor (April 1997 to present) and of ProShare Advisors LLC (November 2005 to present); ProShare Capital Management LLC (June 2008 to present)	ProFunds (112); Access One Trust (3); ProShares (124)

*                 The “Fund Complex” consists of all operational registered investment companies advised by the Advisor and any operational registered investment companies that have an investment adviser that is an affiliated person the Advisor. Investment companies that are non-operational (and therefore, not publicly offered) as of the date of this report are excluded from these figures.

**          Mr. Sapir is an “interested person,” as defined by the 1940 Act, because of his ownership interest in the Advisor.

Name, Address, and Birth Date	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Executive Officers

Todd B. Johnson 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 1/64	President	Indefinite; January 2014 to present	Chief Investment Officer of the Advisor (December 2008 to present); ProShare Advisors LLC (December 2008 to present); and ProShare Capital Management LLC (February 2009 to present)

Victor M. Frye 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 10/58	Chief Compliance Officer and Anti-Money Laundering Officer	Indefinite; September 2004 to present	Counsel and Chief Compliance Officer of the Advisor (October 2002 to present) and ProShare Advisors LLC (December 2004 to present); Secretary of ProFunds Distributors, Inc. (April 2008 to present)

Richard F. Morris 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 8/67	Chief Legal Officer and Secretary	Indefinite; December 2015 to present

General Counsel of the Advisor and ProShare Advisors (December 2015 to present); Partner at Morgan Lewis & Bockius, LLP (October 2012 to November 2015); General Counsel, WisdomTree Asset Management (October 2010 to October 2012)

Christopher E. Sabato 4400 Easton Commons, Suite 200 Columbus, OH 43219 Birth Date: 12/68	Treasurer	Indefinite; September 2009 to present	Senior Vice President, Fund Administration, Citi Fund Services Ohio, Inc. (2007 to present)

The Funds’ Statement of Additional Information includes additional information about the Funds’ Trustees and Officers. To receive your free copy of the Statement of Additional Information, call toll-free 888-776-3637.

This Page Intentionally Left Blank

Government Cash Management Portfolio

20 :: Government Cash Management Portfolio :: Investment Portfolio :: December 31, 2016

Investment Portfolio

Government & Agency Obligations 54.0%

U.S. Government Sponsored Agencies 50.8%

	Principal Amount	Value
Federal Farm Credit Bank:
0.569%**, 4/10/2017	$50,000,000	$49,923,000
0.719%*, 2/8/2017	15,000,000	15,000,000
0.719%*, 4/20/2018	90,000,000	89,993,809
0.724%*, 3/8/2017	40,000,000	39,999,617
0.756%*, 6/20/2017	75,000,000	75,000,000
0.786%*, 8/27/2018	75,000,000	74,990,348
0.801%*, 8/29/2017	10,000,000	10,005,118
0.819%*, 3/8/2018	30,000,000	29,998,171
0.824%*, 3/22/2017	94,000,000	93,998,906
0.826%*, 10/27/2017	100,000,000	100,000,000
0.836%*, 2/28/2017	130,000,000	129,999,463
0.854%*, 9/21/2017	80,000,000	80,000,000
0.856%*, 12/5/2018	50,000,000	50,000,000
0.859%*, 6/20/2018	40,000,000	40,000,000
Federal Home Loan Bank:
0.3%**, 1/5/2017	50,000,000	49,998,361
0.356%**, 1/18/2017	100,000,000	99,983,472
0.361%**, 1/18/2017	138,325,000	138,301,811
0.417%**, 3/1/2017	60,000,000	59,959,683
0.455%*, 5/4/2017	48,250,000	48,250,000
0.458%**, 1/13/2017	54,000,000	53,991,900
0.458%**, 2/2/2017	34,000,000	33,986,400
0.458%**, 2/10/2017	60,000,000	59,970,000
0.468%**, 2/1/2017	50,000,000	49,980,195
0.469%*, 5/8/2017	100,000,000	100,000,000
0.483%**, 2/8/2017	40,000,000	39,979,944
0.488%**, 1/27/2017	112,000,000	111,961,173
0.493%**, 1/25/2017	35,000,000	34,988,683
0.494%*, 5/10/2017	50,000,000	50,000,000
0.554%**, 3/22/2017	38,500,000	38,453,372
0.566%*, 4/19/2017	100,000,000	100,000,000
0.569%**, 3/15/2017	13,000,000	12,985,238
0.569%**, 4/5/2017	20,000,000	19,970,756
0.585%**, 3/16/2017	137,000,000	136,838,073
0.59%**, 5/12/2017	28,500,000	28,439,849
0.624%*, 3/8/2018	105,000,000	105,000,000
0.661%**, 5/23/2017	47,000,000	46,879,497
0.671%*, 5/18/2017	106,000,000	106,000,000
0.719%*, 5/8/2017	25,000,000	25,000,000
0.726%*, 8/18/2017	160,000,000	159,853,549
0.771%*, 5/30/2018	102,000,000	102,000,000
0.773%*, 3/19/2018	95,000,000	95,000,000
0.783%*, 4/5/2017	100,000,000	100,000,000
0.806%*, 11/17/2017	126,550,000	126,512,043
0.807%*, 10/30/2017	50,000,000	49,998,161
0.823%*, 2/8/2017	110,000,000	110,007,081
0.839%*, 2/22/2017	20,000,000	20,006,793
0.9%*, 8/28/2017	285,000,000	284,981,195
Federal Home Loan Mortgage Corp.:
0.32%**, 1/5/2017	23,500,000	23,499,178
0.346%**, 1/18/2017	113,199,000	113,180,825
0.366%**, 2/6/2017	60,000,000	59,978,400
0.376%**, 2/13/2017	75,000,000	74,966,854
0.376%**, 2/14/2017	35,000,000	34,984,172
0.396%*, 4/11/2017	130,000,000	130,000,000
0.397%**, 1/19/2017	43,500,000	43,491,518
0.442%**, 2/3/2017	25,000,000	24,990,031
0.447%**, 2/6/2017	75,000,000	74,967,000
0.458%**, 5/3/2017	100,000,000	99,847,500
0.463%**, 2/17/2017	45,000,000	44,973,269
0.478%**, 3/1/2017	125,000,000	124,903,715
0.478%**, 4/6/2017	35,000,000	34,956,590
0.478%**, 4/7/2017	80,000,000	79,899,733
0.483%**, 3/3/2017	54,000,000	53,956,538
0.488%**, 5/1/2017	75,000,000	74,880,000
0.489%*, 5/8/2017	140,000,000	140,000,000
0.508%**, 4/25/2017	45,000,000	44,928,750
0.508%**, 5/16/2017	150,000,000	149,718,750
0.508%**, 5/17/2017	9,000,000	8,983,000
0.519%**, 4/21/2017	70,000,000	69,890,917
0.534%**, 5/5/2017	38,096,000	38,027,110
0.559%**, 5/18/2017	45,000,000	44,905,813
0.567%*, 5/16/2017	100,000,000	100,000,000
0.632%*, 7/24/2018	80,000,000	80,000,000
0.716%*, 2/22/2018	94,000,000	94,000,000
0.874%*, 7/21/2017	60,000,000	59,996,601
0.914%*, 12/21/2017	133,500,000	133,500,000
0.971%*, 3/8/2018	65,000,000	65,000,000
Federal National Mortgage Association:
0.325%**, 1/4/2017	87,500,000	87,497,667
0.417%**, 1/3/2017	96,500,000	96,497,802
0.417%**, 2/1/2017	55,000,000	54,980,582
0.442%**, 2/1/2017	68,000,000	67,974,528
0.759%*, 7/20/2017	80,000,000	79,997,780
0.944%*, 3/21/2018	100,000,000	100,022,107
		6,087,582,391
U.S. Treasury Obligations 3.2%
U.S. Treasury Bills:
0.376%**, 2/9/2017	28,000,000	27,988,777
0.428%**, 1/19/2017	95,000,000	94,980,002
0.428%**, 1/19/2017	12,000,000	11,997,420
0.437%**, 1/19/2017	83,000,000	82,982,155
0.498%**, 3/23/2017	65,000,000	64,928,338
0.525%**, 3/9/2017	50,000,000	49,951,983
U.S. Treasury Floating Rate Note, 0.63%*, 4/30/2017	25,000,000	24,991,678
U.S. Treasury Note, 0.875%, 2/28/2017	22,000,000	22,013,054
		379,833,407
Total Government & Agency Obligations (Cost $6,467,415,798)		6,467,415,798

Repurchase Agreements 39.9%
Barclays Capital PLC, 0.5%, dated 12/30/2016, to be repurchased at $15,000,833 on 1/3/2017(a)	15,000,000	15,000,000
Citigroup Global Markets, Inc., 0.51%, dated 12/30/2016, to be repurchased at $170,009,633 on 1/3/2017(b)	170,000,000	170,000,000
Federal Reserve Bank of New York, 0.5%, dated 12/30/2016, to be repurchased at $3,500,194,444 on 1/3/2017(c)	3,500,000,000	3,500,000,000
HSBC Securities, Inc., 0.45%, dated 12/30/2016, to be repurchased at $440,022,000 on 1/3/2017(d)	440,000,000	440,000,000
JPMorgan Securities, Inc., 0.52%, dated 12/30/2016, to be repurchased at $100,005,778 on 1/3/2017(e)	100,000,000	100,000,000
Merrill Lynch & Co., Inc., 0.5%, dated 12/30/2016, to be repurchased at $56,903,161 on 1/3/2017(f)	56,900,000	56,900,000
Nomura Securities International, 0.51%, dated 12/30/2016, to be repurchased at $353,020,003 on 1/3/2017(g)	353,000,000	353,000,000

December 31, 2016 :: Investment Portfolio :: Government Cash Management Portfolio :: 21

Repurchase Agreements, continued

	Principal Amount	Value
Wells Fargo Bank, 0.5%, dated 12/30/2016, to be repurchased at $138,007,667 on 1/3/2017(h)	$138,000,000	$138,000,000
Total Repurchase Agreements (Cost $4,772,900,000)		4,772,900,000

	% of Net Assets	Value
Total Investment Portfolio (Cost $11,240,315,798)[	93.9	11,240,315,798
Other Assets and Liabilities, Net	6.1	734,616,953
Net Assets	100.0	$11,974,932,751

*                 Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of December 31, 2016.

**          Annualized yield at time of purchase; not a coupon rate.

[                     The cost for federal income tax purposes was $11,240,315,798.

(a)         Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
72,285	U.S. Treasury Inflation-Indexed STRIPS	Zero Coupon	4/15/2018–4/15/2028	74,489
30,034,320	U.S. Treasury STRIPS	Zero Coupon	5/15/2017–2/15/2045	15,225,511
Total Collateral Value				15,300,000

(b)         Collateralized by $175,290,600 U.S. Treasury Note, 1.75%, maturing on 3/31/2022 with a value of $173,400,091.

(c)          Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
1,030,390,200	U.S. Treasury Bonds	3.875–6.125	11/15/2027–8/15/2040	1,288,940,376
2,188,482,600	U.S. Treasury Notes	2.0–3.125	5/15/2021–11/15/2021	2,211,254,139
Total Collateral Value				3,500,194,515

(d)         Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
135,434,200	U.S. Treasury Bonds	2.5–4.5	8/15/2039–2/15/2046	155,423,601
291,838,100	U.S. Treasury Notes	0.75–1.625	10/31/2017–8/31/2019	293,378,771
Total Collateral Value				448,802,372

(e)          Collateralized by $98,673,060 Federal National Mortgage Association, with the various coupon rates from 3.0—5.0%, with various maturity dates of 12/1/2020—2/1/2043 with a value of $102,002,606.

(f)           Collateralized by $59,811,300 U.S. Treasury Note, 1.25%, maturing on 10/31/2021 with a value of $58,038,004.

(g)          Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
43,478,058	Federal Home Loan Mortgage Corp.	3.0–6.0	4/1/2021–1/1/2047	46,024,590
204,645,545	Federal National Mortgage Association	3.0–6.0	3/1/2018–1/1/2047	211,737,478
38,341,908	Government National Mortgage Association	3.0–9.0	2/15/2020–11/20/2046	40,051,720
1,000	U.S. Treasury Bill	Zero Coupon	2/2/2017	1,000
184,700	U.S. Treasury Bond	5.375	2/15/2031	248,639
64,026,800	U.S. Treasury Notes	1.125–1.375	8/31/2021–8/31/2023	61,996,529
100	U.S. Treasury STRIPS	Zero Coupon	8/15/2042	44
Total Collateral Value				360,060,000

(h)         Collateralized by $140,188,678 Federal Home Loan Mortgage Corp., with the various coupon rates from 3.0—3.5%, with various maturity dates of 10/1/2046—12/1/2046 with a value of $140,760,001.

STRIPS: Separate Trading of Registered Interest and Principal Securities

22 :: Government Cash Management Portfolio :: Investment Portfolio :: December 31, 2016

Fair Value Measurements

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Portfolio are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of December 31, 2016 in valuing the Portfolio’s investments. For information on the Portfolio’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities(i)	$—	$6,467,415,798	$—	$6,467,415,798
Repurchase Agreements	—	4,772,900,000	—	4,772,900,000
Total	$—	$11,240,315,798	$—	$11,240,315,798

There have been no transfers between fair value measurement levels during the year ended December 31, 2016.

(i) See Investment Portfolio for additional detailed categorizations.

Financial Statements :: Government Cash Management Portfolio :: 23

Statement of Assets and Liabilities
as of December 31, 2016

ASSETS:
Investments in non-affiliated securities, valued at amortized cost	$6,467,415,798
Repurchase agreements, valued at amortized cost	4,772,900,000
Investments in securities, at value (cost $11,240,315,798)	11,240,315,798
Cash	733,237,639
Interest receivable	2,132,539
Other assets	530,834
TOTAL ASSETS	11,976,216,810
LIABILITIES:
Accrued management fee	514,778
Accrued Trustees’ fees	190,325
Other accrued expenses and payables	578,956
TOTAL LIABILITIES	1,284,059
NET ASSETS, AT VALUE	$11,974,932,751

Statement of Operations
for the Year Ended December 31, 2016

INVESTMENT INCOME:
Income:
Interest	$54,208,184
Other income	65,697
TOTAL INCOME	54,273,881
EXPENSES:
Management fee	14,355,667
Administration fee	3,774,703
Custodian fee	183,954
Professional fees	283,418
Reports to shareholders	53,673
Trustees’ fees and expenses	877,210
Other	403,736
Total expenses before expense reductions	19,932,361
Expense reductions	(6,573,295)
TOTAL EXPENSES AFTER EXPENSE REDUCTIONS	13,359,066
NET INVESTMENT INCOME	40,914,815
Net realized gain (loss) from investments	982,819
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$41,897,634

See accompanying notes to the financial statements.

24 :: Government Cash Management Portfolio :: Financial Statements

Statement of Changes in Net Assets

	Year Ended December 31, 2016	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$40,914,815	$21,078,050
Net realized gain (loss)	982,819	452,645
Net increase (decrease) in net assets resulting from operations	41,897,634	21,530,695
CAPITAL TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST:
Proceeds from capital invested	58,926,868,323	317,351,519,324
Value of capital withdrawn	(65,014,865,274)	(319,269,518,924)
Net increase (decrease) in net assets from capital transactions in shares of beneficial interest	(6,087,996,951)	(1,917,999,600)
INCREASE (DECREASE) IN NET ASSETS	(6,046,099,317)	(1,896,468,905)
Net assets at beginning of period	18,021,032,068	19,917,500,973
Net assets at end of period	$11,974,932,751	$18,021,032,068

See accompanying notes to the financial statements.

Financial Highlights :: Government Cash Management Portfolio :: 25

	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
Net assets, end of period ($ millions)	11,975	18,021	19,918	20,214	24,810
Ratio of expenses before expense reductions (%)	.16	.17	.17	.16	.17
Ratio of expenses after expense reductions (%)	.11	.14	.14	.14	.14
Ratio of net investment income (%)	.32	.11	.05	.08	.14
Total Return (%)(a),(b)	.32	.11	.05	.08	.14

(a)         Total return would have been lower had certain expenses not been reduced.

(b)         Total return for the Portfolio was derived from the performance of Deutsche Government Cash Reserves Fund Institutional.

See accompanying notes to the financial statements.

26 :: Government Cash Management Portfolio :: Notes to Financial Statements :: December 31, 2016

A. Organization and Significant Accounting Policies

Government Cash Management Portfolio (formerly Cash Management Portfolio) (the “Portfolio”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a New York trust.

The Portfolio is a master fund. A master/feeder fund structure is one in which a fund (a “feeder fund”), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the “master fund”) with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. The Portfolio may have several feeder funds, including affiliated Deutsche feeder funds and unaffiliated feeder funds; with a significant ownership percentage of the Portfolio’s net assets. Investment activities of these feeder funds could have a material impact on the Portfolio. As of December 31, 2016, Deutsche Government Cash Management Fund, Deutsche Government Cash Reserves Fund Institutional, Deutsche Government Series and Deutsche Government Money Market Series owned approximately 17%, 3%, 1% and 76%, respectively, of the Portfolio.

The Portfolio’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.

Security Valuation

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Portfolio are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The Portfolio values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Portfolio are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Repurchase Agreements

The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, with certain banks and broker/dealers whereby the Portfolio, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodian bank or another designated subcustodian holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Portfolio has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Portfolio’s claims on the collateral may be subject to legal proceedings.

As of December 31, 2016, the Portfolio held repurchase agreements with a gross value of $4,772,900,000. The value of the related collateral exceeded the value of the repurchase agreements at period end. The detail of the related collateral is included in the footnotes following the Portfolio’s Investment Portfolio.

Federal Income Taxes

The Portfolio is considered a Partnership under the Internal Revenue Code, as amended. Therefore, no federal income tax provision is necessary.

It is intended that the Portfolio’s assets, income and distributions will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investor invested all of its assets in the Portfolio.

The Portfolio has reviewed the tax positions for the open tax years as of December 31, 2016 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Portfolio’s financial statements. The Portfolio’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Contingencies

In the normal course of business, the Portfolio may enter into contracts with service providers that contain general indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet been made. However, based on experience, the Portfolio expects the risk of loss to be remote.

December 31, 2016 :: Notes to Financial Statements :: Government Cash Management Portfolio :: 27

Other

Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

The Portfolio makes an allocation of its net investment income and realized gains and losses from securities transactions to its investors in proportion to their investment in the Portfolio.

B. Fees and Transactions with Affiliates

Management Agreement

Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Portfolio.

For the period from January 1, 2016 through April 30, 2016, under the Investment Management Agreement, the Portfolio paid the Advisor a monthly management fee based on its average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $3.0 billion of the Portfolio’s average daily net assets	.1500%
Next $4.5 billion of such net assets	.1325%
Over $7.5 billion of such net assets	.1200%

Effective May 1, 2016, under the Investment Management Agreement, the Portfolio pays the Advisor a monthly management fee based on its average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $3.0 billion of the Portfolio’s average daily net assets	.1200%
Next $4.5 billion of such net assets	.1025%
Over $7.5 billion of such net assets	.0900%

For the period from January 1, 2016 through February 28, 2016, the Advisor had voluntarily agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.14% of the Portfolio’s average daily net assets.

For the period from February 29, 2016 through May 19, 2016, the Advisor had voluntarily agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.11% of the Portfolio’s average daily net assets.

Effective May 20, 2016 through December 31, 2016, the Advisor has voluntarily agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.09% of the Portfolio’s average daily net assets. This voluntary waiver or reimbursement may be terminated at any time at the option of the Advisor.

For the year ended December 31, 2016, the Advisor waived a portion of its management fee aggregating $6,573,295, and the amount charged aggregated $7,782,372, which was equivalent to an annual effective rate of 0.06%.

Administration Fee

Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Portfolio. For all services provided under the Administrative Services Agreement, the Portfolio pays the Advisor an annual fee (“Administration Fee”) of 0.03% of the Portfolio’s average daily net assets, computed and accrued daily and payable monthly. For the year ended December 31, 2016, the Administration Fee was $3,774,703, of which $300,613 is unpaid.

Filing Service Fees

Under an agreement with DIMA, DIMA is compensated for providing certain regulatory filing services to the Portfolio. For the year ended December 31, 2016, the amount charged to the Portfolio by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $1,926, of which $689 is unpaid.

Trustees’ Fees and Expenses

The Portfolio paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Transactions with Affiliates

The Portfolio may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common trustees. During the year ended December 31, 2016, the Portfolio engaged in securities purchases of $112,755,000 and securities sales of $47,960,000 with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act.

C. Line of Credit

The Portfolio and other affiliated funds (the “Participants”) share in a $400 million revolving credit facility provided by a syndication of banks. The Portfolio may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement. The Portfolio had no outstanding loans at December 31, 2016.

28 :: Government Cash Management Portfolio :: Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Holders of Beneficial Interest of Government Cash Management Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights presents fairly, in all material respects, the financial position of Government Cash Management Portfolio (the “Portfolio”) as of December 31, 2016, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of December 31, 2016 by correspondence with the custodian, brokers and transfer agent, and the application of alternative auditing procedures where such confirmations had not been received, provide a reasonable basis for our opinion.

Boston, Massachusetts
February 24, 2017
PricewaterhouseCoopers LLP

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P.O. Box 182800

Columbus, OH 43218-2800

ProFunds®

Post Office Mailing Address for Investments

P.O. Box 182800
Columbus, OH 43218-2800

Phone Numbers

For Individual Investors Only: 888-776-3637 or 614-470-8122
Institutions and Financial Professionals Only: 888-776-5717 Or: 240-497-6552
Fax Number: (800) 782-4797
Website Address: ProFunds.com

This report is submitted for the general information of the shareholders of the ProFunds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each Fund, please call toll-free 888-776-5717.

A description of the policies and procedures that the ProFunds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 888-776-3637; and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the ProFund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available. (i) without change by calling toll-free 888-776-3637; (ii) on the ProFunds’ website at ProFunds.com; and (iii) on the Commission’s website at sec.gov.

ProFunds file complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holding for the Funds in this report are available without charge on the Commission’s website at sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

PRO1216

CLASSIC PROFUNDS VP

Bull

Mid-Cap

Small-Cap

Dow 30

NASDAQ-100

Large-Cap Value

Large-Cap Growth

Mid-Cap Value

Mid-Cap Growth

Small-Cap Value

Small-Cap Growth

Asia 30

Europe 30

International

Emerging Markets

Japan

ULTRA PROFUNDS VP

UltraBull

UltraMid-Cap

UltraSmall-Cap

UltraNASDAQ-100

INVERSE PROFUNDS VP

Bear

Short Mid-Cap

Short Small-Cap

Short Dow 30

Short NASDAQ-100

Short International

Short Emerging Markets

UltraShort Dow 30

UltraShort NASDAQ-100

SECTOR PROFUNDS VP

Banks

Basic Materials

Biotechnology

Consumer Goods

Consumer Services

Financials

Health Care

Industrials

Internet

Oil & Gas

Pharmaceuticals

Precious Metals

Real Estate

Semiconductor

Technology

Telecommunications

Utilities

NON-EQUITY PROFUNDS VP

U.S. Government Plus

Rising Rates Opportunity

Falling U.S. Dollar

MONEY MARKET PROFUND VP

Government Money Market

Table of Contents

1	Message from the Chairman
3	Management Discussion of Fund Performance
7	Financial Statements and Financial Highlights
8	ProFund VP Bull
19	ProFund VP Mid-Cap
24	ProFund VP Small-Cap
44	ProFund VP Dow 30
49	ProFund VP NASDAQ-100
56	ProFund VP Large-Cap Value
65	ProFund VP Large-Cap Growth
74	ProFund VP Mid-Cap Value
82	ProFund VP Mid-Cap Growth
90	ProFund VP Small-Cap Value
100	ProFund VP Small-Cap Growth
109	ProFund VP Asia 30
115	ProFund VP Europe 30
120	ProFund VP International
125	ProFund VP Emerging Markets
131	ProFund VP Japan
136	ProFund VP UltraBull
147	ProFund VP UltraMid-Cap
157	ProFund VP UltraSmall-Cap
177	ProFund VP UltraNASDAQ-100
184	ProFund VP Bear
189	ProFund VP Short Mid-Cap
194	ProFund VP Short Small-Cap
199	ProFund VP Short Dow 30
204	ProFund VP Short NASDAQ-100
209	ProFund VP Short International
214	ProFund VP Short Emerging Markets
219	ProFund VP UltraShort Dow 30
224	ProFund VP UltraShort NASDAQ-100
229	ProFund VP Banks
234	ProFund VP Basic Materials
239	ProFund VP Biotechnology
245	ProFund VP Consumer Goods
251	ProFund VP Consumer Services
258	ProFund VP Financials
266	ProFund VP Health Care
272	ProFund VP Industrials
279	ProFund VP Internet
284	ProFund VP Oil & Gas
290	ProFund VP Pharmaceuticals
295	ProFund VP Precious Metals
300	ProFund VP Real Estate
307	ProFund VP Semiconductor
313	ProFund VP Technology
320	ProFund VP Telecommunications
325	ProFund VP Utilities
330	ProFund VP U.S. Government Plus
335	ProFund VP Rising Rates Opportunity
340	ProFund VP Falling U.S. Dollar
345	ProFund VP Government Money Market
351	Notes to Financial Statements
377	Report of Independent Registered Public Accounting Firm
378	Additional Tax Information
379	Board Approval of Investment Advisory Agreement
381	Expense Examples
384	Trustees and Officers

Message from the Chairman

Dear Shareholder:

I am pleased to present the Annual Report to shareholders of ProFunds VP for the 12 months ended December 31, 2016.

Global Equity Markets Mixed

Global equity markets posted mixed results for the 12-month period. U.S. equity markets recovered from sharp losses early in the year, then staged a strong rally following the presidential election on expectations of a pro-business incoming administration. The Dow and the S&P 500 were up 16.5% and 12.0%, respectively. Small- and mid-cap stocks did even better, rising 21.3% and 20.7%, respectively, as measured by the Russell 2000 Index and the S&P MidCap 400 Index. Smaller companies tend to be less reliant on international trade than large companies, so their profits should be less affected if the new administration adopts a more protectionist approach to trade.

Seven of the 10 Dow Jones U.S. Industry Indices saw double-digit gains for the year. The strongest performers were the oil and gas sector, up 26.3%; telecom, up 24.0%; and basic materials, up 20.3%. The weakest performers were health care, down 2.4%, and consumer goods, up 5.3%.

Equity market performance outside the United States was uneven. The MSCI EAFE Index, which reflects developed markets outside North America, was up a paltry 1.0%. The MSCI Europe Index was down 0.4%, largely on outflows from eurozone financial markets, which caused the euro to decline. Japan’s Nikkei Index gained 2.0% for the year, after sinking 18% in the first half then rising more than 20% in the second half, buoyed by a weakening yen and more favorable monetary policy from the Bank of Japan. The BNY Mellon Emerging Markets 50 ADR Index gained 12.5% following a dismal 2015, as investors searching for yield sent a flood of cash to emerging markets, betting that central banks would keep interest rates low. But that trend reversed in November, as the U.S. presidential election result raised expectations of faster growth and higher interest rates in the United States. Latin America did spectacularly well in spite of the pullback, up 37.9%, as measured by the BNY Mellon Latin America 35 ADR Index. The U.S. dollar gained 3.6% against the basket of major currencies that make up the U.S. Dollar Index®.

U.S. Fixed Income Markets Diverge

In U.S. fixed income markets, Treasurys were weak, but credit markets were very strong for the 12-month period. The Ryan Labs 30 Year Treasury Index rose 1.1% while the Ryan Labs 10 Year Treasury Index lost 0.2%. On the other hand, the Markit iBoxx® $ Liquid Investment Grade Index was up 6.4% and the Markit iBoxx® $ Liquid High Yield Index gained 15.3%. The Barclays U.S. Aggregate Bond Index® was up 2.6%.

Significant ProFunds VP Flows

Over the past 12 months, there were significant net flows into a number of market-cap and sector ProFunds VP. We saw particularly strong net flows in the UltraBull ($23 million), Small-Cap Value ($19 million), UltraNASDAQ-100 ($16 million) and Industrials ($15 million) funds. Whatever your view on different segments of the market, our extensive lineup of funds provides strategies to help you manage risk and potentially enhance returns.

We appreciate the trust and confidence you have placed in us by investing in ProFunds VP.

Sincerely,

Michael L. Sapir

Chairman of the Board of Trustees

1

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Management Discussion of Fund Performance

4 :: Management Discussion of Fund Performance (unaudited)

Investment Strategies and Techniques:

Each ProFund VP (each, a “Fund” and, collectively, the “Funds”), except for the Classic ProFunds VP, the Sector ProFunds VP, ProFund VP Falling U.S. Dollar and ProFund VP Government Money Market, seeks daily investment results, before fees and expenses, that correspond to the daily performance of an index or security, or a multiple, the inverse, or an inverse multiple of the daily performance of an underlying index or security (each such index or security, a “benchmark”)

Each of the Classic ProFunds VP, the Sector ProFunds VP, ProFund VP Falling U.S. Dollar and ProFund VP Government Money Market are designed to match, before fees and expenses, the performance of an underlying benchmark both on a single day and over time (each a “Matching Fund”, and collectively the “Matching Funds”).

All other ProFunds VP are “geared” funds (each, a “Geared Fund” and, collectively, the “Geared Funds”). Each Geared Fund seeks daily investment results, before fees and expenses, that correspond to a multiple (i.e., 1.25x or 2x), the inverse (i.e., -1x) or an inverse multiple (i.e., -1.25x or -2x) of the daily performance of an underlying benchmark. This means such Funds seek investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, and not for longer periods. The return of such a Fund for a period longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from the Fund’s stated leveraged, inverse, or inverse leveraged multiple times the return of the Fund’s benchmark for that period. During periods of higher market volatility, the volatility of a Fund’s benchmark may affect the Fund’s return as much as or more than the return of the benchmark.

ProFund Advisors LLC (“PFA”), the Funds’ investment advisor, uses a passive approach in seeking to achieve the investment objective of each Fund. Using this approach, PFA determines the type, quantity and mix of investment positions that a Fund should hold to approximate the daily performance of its benchmark.

PFA does not invest the assets of the Funds in securities or financial instruments based on its view of the investment merit of a particular security, instrument, or company. In addition, PFA does not conduct conventional research or analysis; forecast market movements, trends or market conditions; or take defensive positions in managing assets of the Funds.

The Funds, other than certain Classic ProFunds VP and certain Sector ProFunds VP, make significant use of investment techniques that may be considered aggressive, including the use of swap agreements, futures contracts, forward contracts, and similar instruments (“derivatives”). Funds using these techniques are exposed to risks different from, or possibly greater than, the risks associated with investing directly in securities, including one or more of the following: counterparty risk (i.e., the risk that a counterparty is unable or unwilling to make timely payments) on the amount the Fund expects to receive from a derivatives counterparty, liquidity risk (i.e., the ability of a Fund to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of PFA) and increased correlation risk (i.e., the Fund’s ability to achieve a high degree of correlation with its benchmark). If a counterparty becomes bankrupt, or otherwise fails to perform its obligations, the value of an investment in the Fund may decline. With respect to swaps and forward contracts, the Funds have sought to mitigate these risks by generally requiring derivatives counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owes the Fund, subject to certain minimum thresholds. The Funds typically only enter into derivatives with counterparties that are major, global financial institutions. Any costs associated with using derivatives may also have the effect of lowering the Fund’s return.

Factors that Materially Affected the Performance of Each Fund during the Fiscal Year Ended December 31, 2016(1):

Primary factors affecting Fund performance, before fees and expenses, include the following: the total return of the securities and derivatives held by the Funds, including the performance of the reference assets to which any derivatives are linked, financing rates paid or earned by the Fund (including those included in the total return of derivatives contracts); the types of derivative contracts used by the Funds and their correlation to the relevant benchmark or asset; fees, expenses, and transaction costs; other miscellaneous factors; and in the case of the Geared Funds, the volatility of the Fund’s benchmark (and its impact on compounding).

•                 Benchmark Performance: The performance of each Fund’s benchmark and, in turn, the factors and market conditions affecting that benchmark are the principal factors driving Fund performance.(2)

•                 Compounding of Daily Returns and Volatility: Each Geared Fund seeks to provide a multiple (i.e., 1.25x or 2x), the inverse (i.e.,-1x) or an inverse multiple (i.e., -1.25x or -2x) of its benchmark return for a single day only. For longer periods, performance may be greater than or less than the one-day multiple times the benchmark return. This is due to the effects of compounding, which exists in all investments, but has a more significant impact on Geared Funds. In general, during periods of higher benchmark volatility, compounding will cause Fund Performance for periods longer than a single day to be more or less than the multiple of the return of the benchmark. This effect becomes more pronounced as volatility increases. Conversely, in periods of lower benchmark volatility (particularly when combined with large higher benchmark returns), Fund returns over longer periods can be higher than the multiple of the return of the benchmark. Actual results for a particular period, before fees and expenses, are also dependent on the following factors: a) period of time; b) financing rates associated with the use of derivatives; c) other Fund expenses; d) interest and dividends paid with

(1)         Past performance is not a guarantee of future results.

(2)         Unlike the Funds, indexes that may serve as benchmarks for the Funds do not actually hold a portfolio of securities and/or financial instruments. Indexes do not incur fees, expenses and transaction costs. Fees, expenses and transaction costs incurred by the Funds negatively impact the performance of the Funds relative to their benchmark. Performance for each Fund will generally differ from the performance of the Fund’s benchmark index.

Management Discussion of Fund Performance (unaudited) :: 5

respect to the securities in the benchmark; e) the benchmark’s volatility; and f) the benchmark’s performance. Longer holding periods, higher benchmark volatility, inverse exposure and/or greater leverage each exacerbates the impact of compounding on a Fund’s performance. During periods of higher benchmark volatility, the volatility of a benchmark may affect a Fund’s return as much as or more than the return of its benchmark.

Daily volatility for the U.S. equity markets decreased from a year ago. The volatility for the S&P 500 for the year ended December 31, 2016, was 13.11%, which was lower than the prior year’s volatility of 15.51%. The volatility of each Geared Fund benchmark is shown below.

Index	1 yr Vol.
Dow Jones Precious Metals Index	47.58%
Nikkei 225 Stock Average	27.05%
Dow Jones U.S. Biotechnology Index	24.97%
Dow Jones U.S. Banks Index	24.70%
Dow Jones U.S. Oil & Gas Index	24.65%
BNY Mellon Emerging Markets 50 ADR Index	21.46%
Dow Jones U.S. Semiconductors Index	21.36%
Europe 30 Index®	21.16%
Asia 30 Index®	20.73%
Dow Jones Internet Composite Index	19.97%
Dow Jones U.S. Basic Materials Index	18.83%
Russell 2000® Index	18.43%
S&P SmallCap 600 Value Index	18.24%
S&P SmallCap 600 Growth Index	17.41%
Dow Jones U.S. Financials Index	17.04%
MSCI EAFE Index®	16.88%
Dow Jones U.S. Technology Index	16.84%
S&P MidCap 400 Value Index	16.73%
Dow Jones U.S. Real Estate Index	16.41%
NASDAQ-100® Index	16.19%
Dow Jones U.S. Health Care Index	15.76%
S&P MidCap 400	15.73%
Dow Jones U.S. Utilities Index	15.53%
S&P MidCap 400 Growth Index	15.24%
Dow Jones U.S. Pharmaceuticals Index	14.84%
Dow Jones U.S. Industrials Index	14.71%
Dow Jones U.S. Telecommunications Index	14.34%
Ryan Labs On-The-Run 30 Year Treasury Index	14.32%
S&P 500 Value Index	13.69%
Dow Jones U.S. Consumer Services Index	13.48%
S&P 500 Growth Index	13.40%
S&P 500®	13.11%
Dow Jones Industrial Average	12.59%
Dow Jones U.S. Consumer Goods Index	12.37%
U.S. Dollar Index	7.31%

6 :: Management Discussion of Fund Performance (unaudited)

•                 Financing Rates Associated with Swap Agreements and Forward Contracts: The performance of Funds that use swap agreements and forward contacts was impacted by financing costs associated with the derivatives. Financing rates are negotiated between the Funds and the counterparties, and are typically set at the one-week/one-month London Interbank Offered Rate (“LIBOR”) plus or minus a negotiated spread. The one-week LIBOR increased from 0.39% to 0.72% and the one-month LIBOR increased from 0.43% to 0.77% during the fiscal year. Each Fund with long exposure to its benchmark was generally negatively affected by financing rates. Conversely, each Fund with short/inverse exposure generally benefited from financing rates. In certain market environments, LIBOR adjusted by the spread may result in a Fund with short/inverse exposure also being negatively affected by financing rates.

•                 Stock Dividends and Bond Yields: The performance of Funds that provide long or leveraged exposure was positively impacted by capturing the dividend or income yield of the underlying assets to which they have exposure. The performance of Funds that provide an inverse or leveraged inverse exposure was negatively impacted by virtue of effectively having to pay out the dividend or income yield (or a multiple thereof, as applicable) associated with the assets to which they have short exposure.

•                 Fees, Expenses and Transaction Costs: Fees and expenses are listed in the financial statements of each Fund and may generally be higher and thus have a more negative impact on performance than compared to many traditional index-based funds. For Geared Funds, daily repositioning of each Fund’s portfolio to maintain exposure consistent with its investment objective, high levels of shareholder purchase and redemption activity, and use of leverage may lead to commensurate increases in portfolio transactions and transaction costs which negatively impact the daily NAV of each Fund. Transaction costs are not reflected in the Funds’ expense ratio. Transaction costs are generally higher for Funds whose benchmarks are more volatile, have a larger daily multiple of its benchmark’s return, that seek to return an inverse or inverse multiple of its benchmark’s return, and for Funds that hold or have exposure to assets that are comparatively less liquid than other Funds.

•                 Miscellaneous Factors: Each Fund holds a mix of securities and/or derivatives that is designed to provide returns that correspond to the performance of its investment objective. Certain Funds may obtain exposure to only a representative sample of the securities of their benchmark and may not have investment exposure to all securities of the benchmark or may have weightings that are different from that of its benchmark. Certain Funds may also obtain exposure to securities not contained in the relevant benchmark or in financial instruments, with the intent of obtaining exposure with aggregate characteristics similar to those of a multiple of the benchmark.

In addition, certain Funds invested in swap agreements based on exchange-traded funds (“ETFs”) that are designed to track the performance of the Fund’s benchmark. Because the closing price of an ETF may not perfectly track the performance of its benchmark, there are deviations between the return of a swap whose reference asset is an ETF and the return of a swap based directly on the Fund’s benchmark. Thus, the performance of a Fund investing significantly in swap agreements based on an ETF correlated less with its benchmark than a Fund investing in swap agreements based directly on the Fund’s benchmark.

Financial Statements and Financial Highlights

8 :: ProFund VP Bull :: Management Discussion of Fund Performance

ProFund VP Bull seeks investment results, before fees and expenses, that correspond to the performance of the S&P 500® (the “Index”). For the year ended December 31, 2016, the Fund had a total return of 9.66%. For the same period, the Index had a total return of 11.96%(1) and a volatility of 13.11%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar return characteristics as the return of the Index. The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors criteria such as liquidity, price, market capitalization, and financial viability. Reconstitution occurs both on a quarterly and an ongoing basis.

During the year ended December 31, 2016, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Bull from December 31, 2006 to December 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/16

Fund	One Year	Five Year	Ten Year
ProFund VP Bull	9.66%	12.45%	4.97%
S&P 500	11.96%	14.66%	6.95%

Expense Ratios**

Fund	Gross	Net
ProFund VP Bull	1.72%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 2, 2016. Contractual fee waivers are in effect through April 30, 2017. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	50%
Futures Contracts	28%
Swap Agreements	22%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	1.6%
Microsoft Corp.	1.3%
Alphabet, Inc.	1.2%
Exxon Mobil Corp.	1.0%
Johnson & Johnson	0.8%

S&P 500 — Composition

% of Index
Information Technology	20%
Financials	15%
Health Care	14%
Consumer Discretionary	12%
Industrials	10%
Consumer Staples	9%
Energy	8%
Utilities	3%
Real Estate	3%
Materials	3%
Telecommunication Services	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)       The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)       1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Bull :: 9

Schedule of Portfolio Investments :: December 31, 2016

Common Stocks (50.1%)

	Shares	Value
3M Co. (Industrial Conglomerates)	1,225	$218,748
Abbott Laboratories (Health Care Equipment & Supplies)	2,975	114,270
AbbVie, Inc. (Biotechnology)	3,300	206,646
Accenture PLC—Class A (IT Services)	1,250	146,413
Activision Blizzard, Inc. (Software)	1,375	49,651
Acuity Brands, Inc. (Electrical Equipment)	100	23,086
Adobe Systems, Inc.* (Software)	1,000	102,950
Advance Auto Parts, Inc. (Specialty Retail)	150	25,368
Aetna, Inc. (Health Care Providers & Services)	700	86,806
Affiliated Managers Group, Inc.* (Capital Markets)	100	14,530
Aflac, Inc. (Insurance)	825	57,420
Agilent Technologies, Inc. (Life Sciences Tools & Services)	650	29,614
Air Products & Chemicals, Inc. (Chemicals)	450	64,719
Akamai Technologies, Inc.* (Internet Software & Services)	350	23,338
Alaska Air Group, Inc. (Airlines)	250	22,183
Albemarle Corp. (Chemicals)	225	19,368
Alexion Pharmaceuticals, Inc.* (Biotechnology)	450	55,058
Allegion PLC (Building Products)	200	12,800
Allergan PLC* (Pharmaceuticals)	750	157,508
Alliance Data Systems Corp. (IT Services)	125	28,563
Alliant Energy Corp. (Electric Utilities)	450	17,051
Alphabet, Inc.*—Class A (Internet Software & Services)	600	475,470
Alphabet, Inc.*—Class C (Internet Software & Services)	600	463,092
Altria Group, Inc. (Tobacco)	3,950	267,099
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	800	599,896
Ameren Corp. (Multi-Utilities)	500	26,230
American Airlines Group, Inc. (Airlines)	1,050	49,025
American Electric Power Co., Inc. (Electric Utilities)	1,000	62,960
American Express Co. (Consumer Finance)	1,550	114,824
American International Group, Inc. (Insurance)	1,975	128,986
American Tower Corp. (Equity Real Estate Investment Trusts)	875	92,469
American Water Works Co., Inc. (Water Utilities)	350	25,326
Ameriprise Financial, Inc. (Capital Markets)	325	36,056
AmerisourceBergen Corp. (Health Care Providers & Services)	350	27,367
AMETEK, Inc. (Electrical Equipment)	475	23,085
Amgen, Inc. (Biotechnology)	1,500	219,314
Amphenol Corp.—Class A (Electronic Equipment, Instruments & Components)	625	42,000
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,125	78,446
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	625	45,388
Anthem, Inc. (Health Care Providers & Services)	525	75,479
Aon PLC (Insurance)	525	58,553
Apache Corp. (Oil, Gas & Consumable Fuels)	775	49,189
Apartment Investment & Management Co.— Class A (Equity Real Estate Investment Trusts)	325	14,771
Apple, Inc. (Technology Hardware, Storage & Peripherals)	10,800	1,250,856
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	2,200	70,994
Archer-Daniels-Midland Co. (Food Products)	1,175	53,639
Arconic, Inc. (Aerospace & Defense)	900	16,686
Arthur J. Gallagher & Co. (Insurance)	350	18,186
Assurant, Inc. (Insurance)	125	11,608
AT&T, Inc. (Diversified Telecommunication Services)	12,450	529,498
Autodesk, Inc.* (Software)	400	29,604
Automatic Data Processing, Inc. (IT Services)	925	95,072
AutoNation, Inc.* (Specialty Retail)	125	6,081
AutoZone, Inc.* (Specialty Retail)	50	39,490
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	275	48,716
Avery Dennison Corp. (Containers & Packaging)	175	12,289
Baker Hughes, Inc. (Energy Equipment & Services)	850	55,225
Ball Corp. (Containers & Packaging)	350	26,275
Bank of America Corp. (Banks)	20,475	452,497
Bard (C.R.), Inc. (Health Care Equipment & Supplies)	150	33,699
Baxter International, Inc. (Health Care Equipment & Supplies)	1,000	44,340
BB&T Corp. (Banks)	1,650	77,583
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	425	70,359
Bed Bath & Beyond, Inc. (Specialty Retail)	300	12,192
Berkshire Hathaway, Inc.*—Class B (Diversified Financial Services)	3,850	627,473
Best Buy Co., Inc. (Specialty Retail)	550	23,469
Biogen, Inc.* (Biotechnology)	450	127,611
BlackRock, Inc.—Class A (Capital Markets)	250	95,135
BorgWarner, Inc. (Auto Components)	400	15,776
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	300	37,734
Boston Scientific Corp.* (Health Care Equipment & Supplies)	2,750	59,483
Bristol-Myers Squibb Co. (Pharmaceuticals)	3,375	197,235
Broadcom, Ltd. (Semiconductors & Semiconductor Equipment)	800	141,416
Brown-Forman Corp.—Class B (Beverages)	375	16,845
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	275	20,147
CA, Inc. (Software)	625	19,856
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	950	22,192
Campbell Soup Co. (Food Products)	400	24,188
Capital One Financial Corp. (Consumer Finance)	975	85,059
Cardinal Health, Inc. (Health Care Providers & Services)	650	46,781
CarMax, Inc.* (Specialty Retail)	375	24,146
Carnival Corp.—Class A (Hotels, Restaurants & Leisure)	850	44,251
Caterpillar, Inc. (Machinery)	1,175	108,969

See accompanying notes to financial statements.

10 :: ProFund VP Bull :: Financial Statements

Common Stocks, continued

	Shares	Value
CBRE Group, Inc.*—Class A (Real Estate Management & Development)	600	$18,894
CBS Corp.—Class B (Media)	800	50,896
Celgene Corp.* (Biotechnology)	1,575	182,306
Centene Corp.* (Health Care Providers & Services)	350	19,779
CenterPoint Energy, Inc. (Multi-Utilities)	875	21,560
CenturyLink, Inc. (Diversified Telecommunication Services)	1,100	26,158
Cerner Corp.* (Health Care Technology)	600	28,422
CF Industries Holdings, Inc. (Chemicals)	475	14,953
Charter Communications, Inc.*—Class A (Media)	450	129,564
Chesapeake Energy Corp.* (Oil, Gas & Consumable Fuels)	1,500	10,530
Chevron Corp. (Oil, Gas & Consumable Fuels)	3,825	450,202
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	50	18,866
Chubb, Ltd. (Insurance)	950	125,513
Church & Dwight Co., Inc. (Household Products)	525	23,200
Cigna Corp. (Health Care Providers & Services)	525	70,030
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	200	27,180
Cincinnati Financial Corp. (Insurance)	300	22,725
Cintas Corp. (Commercial Services & Supplies)	175	20,223
Cisco Systems, Inc. (Communications Equipment)	10,175	307,488
Citigroup, Inc. (Banks)	5,775	343,208
Citizens Financial Group, Inc. (Banks)	1,050	37,412
Citrix Systems, Inc.* (Software)	325	29,026
CME Group, Inc. (Capital Markets)	700	80,745
CMS Energy Corp. (Multi-Utilities)	575	23,932
Coach, Inc. (Textiles, Apparel & Luxury Goods)	575	20,137
Cognizant Technology Solutions Corp.* (IT Services)	1,225	68,637
Colgate-Palmolive Co. (Household Products)	1,800	117,792
Comcast Corp.—Class A (Media)	4,825	333,165
Comerica, Inc. (Banks)	350	23,839
ConAgra Foods, Inc. (Food Products)	850	33,618
Concho Resources, Inc.* (Oil, Gas & Consumable Fuels)	300	39,780
ConocoPhillips (Oil, Gas & Consumable Fuels)	2,500	125,350
Consolidated Edison, Inc. (Multi-Utilities)	625	46,050
Constellation Brands, Inc.—Class A (Beverages)	350	53,659
Corning, Inc. (Electronic Equipment, Instruments & Components)	1,925	46,720
Costco Wholesale Corp. (Food & Staples Retailing)	875	140,096
Coty, Inc. (Personal Products)	950	17,395
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	725	62,908
CSRA, Inc. (IT Services)	300	9,552
CSX Corp. (Road & Rail)	1,900	68,267
Cummins, Inc. (Machinery)	300	41,001
CVS Health Corp. (Food & Staples Retailing)	2,150	169,657
D.R. Horton, Inc. (Household Durables)	700	19,131
Danaher Corp. (Health Care Equipment & Supplies)	1,225	95,354
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	250	18,180
DaVita HealthCare Partners, Inc.* (Health Care Providers & Services)	325	20,865
Deere & Co. (Machinery)	575	59,248
Delphi Automotive PLC (Auto Components)	550	37,042
Delta Air Lines, Inc. (Airlines)	1,500	73,784
Dentsply Sirona, Inc. (Health Care Equipment & Supplies)	475	27,422
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	1,050	47,954
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	325	31,935
Discover Financial Services (Consumer Finance)	800	57,672
Discovery Communications, Inc.*—Class A (Media)	300	8,223
Discovery Communications, Inc.*—Class C (Media)	450	12,051
Dollar General Corp. (Multiline Retail)	525	38,887
Dollar Tree, Inc.* (Multiline Retail)	475	36,661
Dominion Resources, Inc. (Multi-Utilities)	1,275	97,652
Dover Corp. (Machinery)	325	24,352
Dr. Pepper Snapple Group, Inc. (Beverages)	375	34,001
DTE Energy Co. (Multi-Utilities)	375	36,941
Duke Energy Corp. (Electric Utilities)	1,400	108,667
E*TRADE Financial Corp.* (Capital Markets)	550	19,058
E.I. du Pont de Nemours & Co. (Chemicals)	1,750	128,449
Eastman Chemical Co. (Chemicals)	300	22,563
Eaton Corp. PLC (Electrical Equipment)	925	62,058
eBay, Inc.* (Internet Software & Services)	2,100	62,349
Ecolab, Inc. (Chemicals)	525	61,541
Edison International (Electric Utilities)	650	46,794
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	425	39,823
Electronic Arts, Inc.* (Software)	600	47,256
Eli Lilly & Co. (Pharmaceuticals)	1,975	145,261
Emerson Electric Co. (Electrical Equipment)	1,300	72,475
Endo International PLC* (Pharmaceuticals)	400	6,588
Entergy Corp. (Electric Utilities)	375	27,551
Envision Healthcare Corp.* (Health Care Providers & Services)	250	15,823
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	1,175	118,793
EQT Corp. (Oil, Gas & Consumable Fuels)	350	22,890
Equifax, Inc. (Professional Services)	250	29,558
Equinix, Inc. (Equity Real Estate Investment Trusts)	150	53,612
Equity Residential (Equity Real Estate Investment Trusts)	750	48,270
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	125	29,063
Eversource Energy (Electric Utilities)	650	35,900
Exelon Corp. (Electric Utilities)	1,875	66,544
Expedia, Inc. (Internet & Direct Marketing Retail)	250	28,320
Expeditors International of Washington, Inc. (Air Freight & Logistics)	375	19,860
Express Scripts Holding Co.* (Health Care Providers & Services)	1,250	85,987
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	250	19,310
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	8,400	758,183
F5 Networks, Inc.* (Communications Equipment)	125	18,090
Facebook, Inc.*—Class A (Internet Software & Services)	4,750	546,488
Fastenal Co. (Trading Companies & Distributors)	575	27,013

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Bull :: 11

Common Stocks, continued

	Shares	Value
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	150	$21,317
FedEx Corp. (Air Freight & Logistics)	500	93,100
Fidelity National Information Services, Inc. (IT Services)	675	51,057
Fifth Third Bancorp (Banks)	1,525	41,129
First Horizon National Corp. (Banks)	1	11
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	150	4,814
FirstEnergy Corp. (Electric Utilities)	875	27,099
Fiserv, Inc.* (IT Services)	450	47,826
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	275	9,952
Flowserve Corp. (Machinery)	275	13,214
Fluor Corp. (Construction & Engineering)	275	14,443
FMC Corp. (Chemicals)	275	15,554
FMC Technologies, Inc.* (Energy Equipment & Services)	450	15,989
Foot Locker, Inc. (Specialty Retail)	275	19,495
Ford Motor Co. (Automobiles)	7,900	95,827
Fortive Corp. (Machinery)	600	32,178
Fortune Brands Home & Security, Inc. (Building Products)	325	17,375
Franklin Resources, Inc. (Capital Markets)	700	27,706
Freeport-McMoRan, Inc.* (Metals & Mining)	2,550	33,635
Frontier Communications Corp. (Diversified Telecommunication Services)	2,375	8,028
Garmin, Ltd. (Household Durables)	225	10,910
General Dynamics Corp. (Aerospace & Defense)	575	99,280
General Electric Co. (Industrial Conglomerates)	17,925	566,429
General Growth Properties, Inc. (Equity Real Estate Investment Trusts)	1,175	29,352
General Mills, Inc. (Food Products)	1,200	74,124
General Motors Co. (Automobiles)	2,800	97,552
Genuine Parts Co. (Distributors)	300	28,662
Gilead Sciences, Inc. (Biotechnology)	2,675	191,557
Global Payments, Inc. (IT Services)	300	20,823
H & R Block, Inc. (Diversified Consumer Services)	450	10,346
Halliburton Co. (Energy Equipment & Services)	1,750	94,657
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	775	16,717
Harley-Davidson, Inc. (Automobiles)	350	20,419
Harman International Industries, Inc. (Household Durables)	150	16,674
Harris Corp. (Communications Equipment)	250	25,618
Hartford Financial Services Group, Inc. (Insurance)	775	36,929
Hasbro, Inc. (Leisure Products)	225	17,503
HCA Holdings, Inc.* (Health Care Providers & Services)	600	44,412
HCP, Inc. (Equity Real Estate Investment Trusts)	950	28,234
Helmerich & Payne, Inc. (Energy Equipment & Services)	225	17,415
Henry Schein, Inc.* (Health Care Providers & Services)	175	26,549
Hess Corp. (Oil, Gas & Consumable Fuels)	550	34,260
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	3,375	78,098
Hologic, Inc.* (Health Care Equipment & Supplies)	575	23,069
Honeywell International, Inc. (Industrial Conglomerates)	1,550	179,568
Hormel Foods Corp. (Food Products)	550	19,146
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	1,500	28,260
HP, Inc. (Technology Hardware, Storage & Peripherals)	3,475	51,569
Humana, Inc. (Health Care Providers & Services)	300	61,209
Huntington Bancshares, Inc. (Banks)	2,200	29,084
Illinois Tool Works, Inc. (Machinery)	650	79,599
Illumina, Inc.* (Life Sciences Tools & Services)	300	38,412
Ingersoll-Rand PLC (Machinery)	525	39,396
Intel Corp. (Semiconductors & Semiconductor Equipment)	9,600	348,191
Intercontinental Exchange, Inc. (Capital Markets)	1,200	67,704
International Business Machines Corp. (IT Services)	1,750	290,482
International Flavors & Fragrances, Inc. (Chemicals)	150	17,675
International Paper Co. (Containers & Packaging)	825	43,774
Intuit, Inc. (Software)	500	57,305
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	75	47,563
Invesco, Ltd. (Capital Markets)	825	25,031
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	500	16,240
J.B. Hunt Transport Services, Inc. (Road & Rail)	175	16,987
Jacobs Engineering Group, Inc.* (Construction & Engineering)	250	14,250
Johnson & Johnson (Pharmaceuticals)	5,525	636,534
Johnson Controls International PLC (Building Products)	1,900	78,260
JPMorgan Chase & Co. (Banks)	7,250	625,602
Juniper Networks, Inc. (Communications Equipment)	775	21,902
Kansas City Southern Industries, Inc. (Road & Rail)	225	19,091
Kellogg Co. (Food Products)	500	36,855
KeyCorp (Banks)	2,200	40,194
Kimberly-Clark Corp. (Household Products)	725	82,737
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	850	21,386
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	3,900	80,769
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	325	25,571
Kohl’s Corp. (Multiline Retail)	350	17,283
L Brands, Inc. (Specialty Retail)	475	31,274
L-3 Communications Holdings, Inc. (Aerospace & Defense)	150	22,817
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	200	25,676
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	325	34,362
Leggett & Platt, Inc. (Household Durables)	275	13,442
Lennar Corp.—Class A (Household Durables)	400	17,172
Leucadia National Corp. (Diversified Financial Services)	650	15,113
Level 3 Communications, Inc.* (Diversified Telecommunication Services)	600	33,816
Lincoln National Corp. (Insurance)	475	31,478

See accompanying notes to financial statements.

12 :: ProFund VP Bull :: Financial Statements

Common Stocks, continued

	Shares	Value
Linear Technology Corp. (Semiconductors & Semiconductor Equipment)	475	$29,616
LKQ Corp.* (Distributors)	625	19,156
Lockheed Martin Corp. (Aerospace & Defense)	500	124,970
Loews Corp. (Insurance)	550	25,757
Lowe’s Cos., Inc. (Specialty Retail)	1,775	126,238
LyondellBasell Industries N.V.—Class A (Chemicals)	675	57,902
M&T Bank Corp. (Banks)	325	50,840
Macy’s, Inc. (Multiline Retail)	625	22,381
Mallinckrodt PLC* (Pharmaceuticals)	225	11,210
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	1,725	29,860
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,075	54,126
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	651	53,812
Marsh & McLennan Cos., Inc. (Insurance)	1,050	70,970
Martin Marietta Materials, Inc. (Construction Materials)	125	27,691
Masco Corp. (Building Products)	675	21,344
MasterCard, Inc.—Class A (IT Services)	1,925	198,755
Mattel, Inc. (Leisure Products)	700	19,285
McCormick & Co., Inc. (Food Products)	225	20,999
McDonald’s Corp. (Hotels, Restaurants & Leisure)	1,675	203,880
McKesson Corp. (Health Care Providers & Services)	450	63,203
Mead Johnson Nutrition Co.—Class A (Food Products)	375	26,535
Medtronic PLC (Health Care Equipment & Supplies)	2,775	197,662
Merck & Co., Inc. (Pharmaceuticals)	5,600	329,672
MetLife, Inc. (Insurance)	2,225	119,905
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	50	20,928
Michael Kors Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	325	13,969
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	450	28,868
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	2,100	46,032
Microsoft Corp. (Software)	15,750	978,704
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	225	22,032
Mohawk Industries, Inc.* (Household Durables)	125	24,960
Molson Coors Brewing Co.—Class B (Beverages)	375	36,491
Mondelez International, Inc.—Class A (Food Products)	3,125	138,530
Monsanto Co. (Chemicals)	900	94,688
Monster Beverage Corp.* (Beverages)	825	36,581
Moody’s Corp. (Capital Markets)	325	30,638
Morgan Stanley (Capital Markets)	2,925	123,580
Motorola Solutions, Inc. (Communications Equipment)	325	26,939
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	325	10,117
Mylan N.V.* (Pharmaceuticals)	925	35,289
National Oilwell Varco, Inc. (Energy Equipment & Services)	775	29,016
Navient Corp. (Consumer Finance)	625	10,269
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	550	19,399
Netflix, Inc.* (Internet & Direct Marketing Retail)	875	108,325
Newell Rubbermaid, Inc. (Household Durables)	975	43,534
Newfield Exploration Co.* (Oil, Gas & Consumable Fuels)	400	16,200
Newmont Mining Corp. (Metals & Mining)	1,075	36,625
News Corp.—Class A (Media)	775	8,882
News Corp.—Class B (Media)	250	2,950
NextEra Energy, Inc. (Electric Utilities)	950	113,486
Nielsen Holdings PLC (Professional Services)	675	28,316
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	2,700	137,240
NiSource, Inc. (Multi-Utilities)	650	14,391
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	875	33,303
Nordstrom, Inc. (Multiline Retail)	225	10,784
Norfolk Southern Corp. (Road & Rail)	600	64,842
Northern Trust Corp. (Capital Markets)	425	37,846
Northrop Grumman Corp. (Aerospace & Defense)	350	81,403
NRG Energy, Inc. (Independent Power & Renewable Electricity Producers)	650	7,969
Nucor Corp. (Metals & Mining)	650	38,688
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	1,100	117,414
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,550	110,407
Omnicom Group, Inc. (Media)	475	40,427
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	425	24,399
Oracle Corp. (Software)	6,075	233,583
O’Reilly Automotive, Inc.* (Specialty Retail)	200	55,682
PACCAR, Inc. (Machinery)	700	44,730
Parker-Hannifin Corp. (Machinery)	275	38,500
Patterson Cos., Inc. (Health Care Providers & Services)	175	7,180
Paychex, Inc. (IT Services)	650	39,572
PayPal Holdings, Inc.* (IT Services)	2,275	89,794
Pentair PLC (Machinery)	350	19,625
People’s United Financial, Inc. (Banks)	625	12,100
PepsiCo, Inc. (Beverages)	2,900	303,426
PerkinElmer, Inc. (Life Sciences Tools & Services)	225	11,734
Perrigo Co. PLC (Pharmaceuticals)	300	24,969
Pfizer, Inc. (Pharmaceuticals)	12,300	399,504
PG&E Corp. (Electric Utilities)	1,025	62,289
Philip Morris International, Inc. (Tobacco)	3,150	288,194
Phillips 66 (Oil, Gas & Consumable Fuels)	900	77,769
Pinnacle West Capital Corp. (Electric Utilities)	225	17,557
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	350	63,025
Pitney Bowes, Inc. (Commercial Services & Supplies)	375	5,696
PNC Financial Services Group, Inc. (Banks)	975	114,036
PPG Industries, Inc. (Chemicals)	525	49,749
PPL Corp. (Electric Utilities)	1,375	46,819
Praxair, Inc. (Chemicals)	575	67,384
Principal Financial Group, Inc. (Insurance)	550	31,823
Prologis, Inc. (Equity Real Estate Investment Trusts)	1,075	56,749
Prudential Financial, Inc. (Insurance)	875	91,053

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Bull :: 13

Common Stocks, continued

	Shares	Value
Public Service Enterprise Group, Inc. (Multi-Utilities)	1,025	$44,977
Public Storage (Equity Real Estate Investment Trusts)	300	67,050
PulteGroup, Inc. (Household Durables)	600	11,028
PVH Corp. (Textiles, Apparel & Luxury Goods)	150	13,536
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	250	13,183
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	3,000	195,599
Quanta Services, Inc.* (Construction & Engineering)	300	10,455
Quest Diagnostics, Inc. (Health Care Providers & Services)	275	25,273
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	125	11,290
Range Resources Corp. (Oil, Gas & Consumable Fuels)	375	12,885
Raytheon Co. (Aerospace & Defense)	600	85,200
Realty Income Corp. (Equity Real Estate Investment Trusts)	525	30,177
Red Hat, Inc.* (Software)	375	26,138
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	150	55,064
Regions Financial Corp. (Banks)	2,500	35,900
Republic Services, Inc.—Class A (Commercial Services & Supplies)	475	27,099
Reynolds American, Inc. (Tobacco)	1,675	93,867
Robert Half International, Inc. (Professional Services)	250	12,195
Rockwell Automation, Inc. (Electrical Equipment)	250	33,600
Rockwell Collins, Inc. (Aerospace & Defense)	275	25,509
Roper Technologies, Inc. (Industrial Conglomerates)	200	36,616
Ross Stores, Inc. (Specialty Retail)	800	52,480
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	350	28,714
Ryder System, Inc. (Road & Rail)	100	7,444
S&P Global, Inc. (Capital Markets)	525	56,459
Salesforce.com, Inc.* (Software)	1,300	88,998
SCANA Corp. (Multi-Utilities)	300	21,984
Schlumberger, Ltd. (Energy Equipment & Services)	2,825	237,158
Scripps Networks Interactive, Inc.—Class A (Media)	200	14,274
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	600	22,902
Sealed Air Corp. (Containers & Packaging)	400	18,136
Sempra Energy (Multi-Utilities)	500	50,320
Signet Jewelers, Ltd. (Specialty Retail)	150	14,139
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	625	111,043
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	375	27,998
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	200	21,510
Snap-on, Inc. (Machinery)	125	21,409
Southwest Airlines Co. (Airlines)	1,250	62,300
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	1,000	10,820
Spectra Energy Corp. (Oil, Gas & Consumable Fuels)	1,425	58,553
St. Jude Medical, Inc. (Health Care Equipment & Supplies)	575	46,109
Stanley Black & Decker, Inc. (Machinery)	300	34,407
Staples, Inc. (Specialty Retail)	1,325	11,991
Starbucks Corp. (Hotels, Restaurants & Leisure)	2,950	163,784
State Street Corp. (Capital Markets)	725	56,347
Stericycle, Inc.* (Commercial Services & Supplies)	175	13,482
Stryker Corp. (Health Care Equipment & Supplies)	625	74,881
SunTrust Banks, Inc. (Banks)	1,000	54,850
Symantec Corp. (Software)	1,275	30,460
Synchrony Financial (Consumer Finance)	1,600	58,032
Sysco Corp. (Food & Staples Retailing)	1,025	56,754
T. Rowe Price Group, Inc. (Capital Markets)	500	37,630
Target Corp. (Multiline Retail)	1,150	83,064
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	725	50,228
TEGNA, Inc. (Media)	425	9,091
Teradata Corp.* (IT Services)	275	7,472
Tesoro Corp. (Oil, Gas & Consumable Fuels)	225	19,676
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	2,025	147,764
Textron, Inc. (Aerospace & Defense)	550	26,708
The AES Corp. (Independent Power & Renewable Electricity Producers)	1,325	15,397
The Allstate Corp. (Insurance)	750	55,590
The Bank of New York Mellon Corp. (Capital Markets)	2,150	101,866
The Boeing Co. (Aerospace & Defense)	1,175	182,923
The Charles Schwab Corp. (Capital Markets)	2,450	96,701
The Clorox Co. (Household Products)	250	30,005
The Coca-Cola Co. (Beverages)	7,875	326,497
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	100	17,493
The Dow Chemical Co. (Chemicals)	2,275	130,175
The Dun & Bradstreet Corp. (Professional Services)	75	9,099
The Estee Lauder Cos., Inc.—Class A (Personal Products)	450	34,420
The Gap, Inc. (Specialty Retail)	450	10,098
The Goldman Sachs Group, Inc. (Capital Markets)	750	179,587
The Goodyear Tire & Rubber Co. (Auto Components)	525	16,207
The Hershey Co. (Food Products)	275	28,443
The Home Depot, Inc. (Specialty Retail)	2,475	331,847
The Interpublic Group of Cos., Inc. (Media)	800	18,728
The JM Smucker Co.—Class A (Food Products)	225	28,814
The Kraft Heinz Co. (Food Products)	1,200	104,784
The Kroger Co. (Food & Staples Retailing)	1,925	66,432
The Macerich Co. (Equity Real Estate Investment Trusts)	250	17,710
The Mosaic Co. (Chemicals)	700	20,531
The NASDAQ OMX Group, Inc. (Capital Markets)	225	15,102
The Priceline Group, Inc.* (Internet & Direct Marketing Retail)	100	146,606
The Procter & Gamble Co. (Household Products)	5,425	456,134
The Progressive Corp. (Insurance)	1,175	41,713
The Sherwin-Williams Co. (Chemicals)	175	47,030
The Southern Co. (Electric Utilities)	1,975	97,149
The TJX Cos., Inc. (Specialty Retail)	1,325	99,547
The Travelers Cos., Inc. (Insurance)	575	70,392
The Walt Disney Co. (Media)	2,975	310,054

See accompanying notes to financial statements.

14 :: ProFund VP Bull :: Financial Statements

Common Stocks, continued

	Shares	Value
The Western Union Co. (IT Services)	975	$21,177
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	1,375	42,818
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	800	112,880
Tiffany & Co. (Specialty Retail)	225	17,422
Time Warner, Inc. (Media)	1,575	152,035
Torchmark Corp. (Insurance)	225	16,596
Total System Services, Inc. (IT Services)	325	15,935
Tractor Supply Co. (Specialty Retail)	275	20,848
TransDigm Group, Inc. (Aerospace & Defense)	100	24,896
Transocean, Ltd.* (Energy Equipment & Services)	800	11,792
TripAdvisor, Inc.* (Internet & Direct Marketing Retail)	225	10,433
Twenty-First Century Fox, Inc.—Class A (Media)	2,150	60,286
Twenty-First Century Fox, Inc.—Class B (Media)	975	26,569
Tyson Foods, Inc.—Class A (Food Products)	600	37,008
U.S. Bancorp (Banks)	3,250	166,953
UDR, Inc. (Equity Real Estate Investment Trusts)	550	20,064
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	125	31,868
Under Armour, Inc.*—Class A (Textiles, Apparel & Luxury Goods)	375	10,894
Under Armour, Inc.*—Class C (Textiles, Apparel & Luxury Goods)	375	9,439
Union Pacific Corp. (Road & Rail)	1,675	173,665
United Continental Holdings, Inc.* (Airlines)	575	41,906
United Parcel Service, Inc.—Class B (Air Freight & Logistics)	1,400	160,496
United Rentals, Inc.* (Trading Companies & Distributors)	175	18,477
United Technologies Corp. (Aerospace & Defense)	1,550	169,911
UnitedHealth Group, Inc. (Health Care Providers & Services)	1,925	308,076
Universal Health Services, Inc.—Class B (Health Care Providers & Services)	175	18,617
Unum Group (Insurance)	475	20,867
Urban Outfitters, Inc.* (Specialty Retail)	175	4,984
V.F. Corp. (Textiles, Apparel & Luxury Goods)	675	36,011
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	925	63,196
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	200	17,956
Ventas, Inc. (Equity Real Estate Investment Trusts)	725	45,327
VeriSign, Inc.* (Internet Software & Services)	175	13,312
Verisk Analytics, Inc.*—Class A (Professional Services)	325	26,380
Verizon Communications, Inc. (Diversified Telecommunication Services)	8,275	441,720
Vertex Pharmaceuticals, Inc.* (Biotechnology)	500	36,835
Viacom, Inc.—Class B (Media)	700	24,570
Visa, Inc.—Class A (IT Services)	3,775	294,525
Vornado Realty Trust (Equity Real Estate Investment Trusts)	350	36,530
Vulcan Materials Co. (Construction Materials)	275	34,417
W.W. Grainger, Inc. (Trading Companies & Distributors)	100	23,225
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	1,725	142,761
Wal-Mart Stores, Inc. (Food & Staples Retailing)	3,050	210,816
Waste Management, Inc. (Commercial Services & Supplies)	825	58,501
Waters Corp.* (Life Sciences Tools & Services)	175	23,518
WEC Energy Group, Inc. (Multi-Utilities)	650	38,123
Wells Fargo & Co. (Banks)	9,150	504,256
Welltower, Inc. (Equity Real Estate Investment Trusts)	725	48,524
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	575	39,071
WestRock Co. (Containers & Packaging)	500	25,385
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	1,525	45,887
Whirlpool Corp. (Household Durables)	150	27,266
Whole Foods Market, Inc. (Food & Staples Retailing)	650	19,994
Willis Towers Watson PLC (Insurance)	250	30,570
Wyndham Worldwide Corp. (Hotels, Restaurants & Leisure)	225	17,183
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	150	12,977
Xcel Energy, Inc. (Electric Utilities)	1,025	41,718
Xerox Corp. (Technology Hardware, Storage & Peripherals)	1,725	15,059
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	500	30,185
XL Group, Ltd. (Insurance)	550	20,493
Xylem, Inc. (Machinery)	375	18,570
Yahoo!, Inc.* (Internet Software & Services)	1,775	68,639
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	700	44,331
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	400	41,280
Zions Bancorp (Banks)	425	18,292
Zoetis, Inc. (Pharmaceuticals)	1,000	53,530
TOTAL COMMON STOCKS (Cost $12,104,400)		39,041,517

Repurchase Agreements(a)(b) (55.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.23%—0.44%, dated 12/30/16, due 1/3/17, total to be received $43,570,309	$43,569,000	$43,569,000
TOTAL REPURCHASE AGREEMENTS (Cost $43,569,000)		43,569,000
TOTAL INVESTMENT SECURITIES (Cost $55,673,400)—106.0%		82,610,517
Net other assets (liabilities)—(6.0)%		(4,695,549)
NET ASSETS—100.0%		$77,914,968

*	Non-income producing security
(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2016, the aggregate amount held in a segregated account was $3,263,000.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Bull :: 15

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	195	3/20/17	$21,808,313	$50,801

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
S&P 500	Goldman Sachs International	1/27/17	1.27%	$7,167,738	$(95,043)
S&P 500	UBS AG	1/27/17	1.07%	9,832,670	(135,471)
				$17,000,408	$(230,514)

^	Reflects the floating financing rate, as of December 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

ProFund VP Bull invested in the following industries as of December 31, 2016:

	Value	% of Net Assets
Aerospace & Defense	$860,303	1.1%
Air Freight & Logistics	293,603	0.4%
Airlines	249,198	0.3%
Auto Components	69,025	0.1%
Automobiles	213,798	0.3%
Banks	2,627,786	3.5%
Beverages	807,500	1.1%
Biotechnology	1,074,391	1.4%
Building Products	129,779	0.2%
Capital Markets	1,101,721	1.4%
Chemicals	812,281	1.0%
Commercial Services & Supplies	125,001	0.2%
Communications Equipment	400,037	0.5%
Construction & Engineering	39,148	0.1%
Construction Materials	62,108	0.1%
Consumer Finance	325,856	0.4%
Containers & Packaging	125,859	0.2%
Distributors	47,818	0.1%
Diversified Consumer Services	10,346	NM
Diversified Financial Services	642,586	0.8%
Diversified Telecommunication Services	1,039,220	1.3%
Electric Utilities	771,584	1.1%
Electrical Equipment	214,304	0.3%
Electronic Equipment, Instruments & Components	148,900	0.2%
Energy Equipment & Services	461,252	0.6%
Equity Real Estate Investment Trusts	1,106,180	1.4%
Food & Staples Retailing	806,510	1.0%
Food Products	626,683	0.8%
Health Care Equipment & Supplies	950,763	1.2%
Health Care Providers & Services	1,029,112	1.3%
Health Care Technology	28,422	NM
Hotels, Restaurants & Leisure	605,978	0.8%
Household Durables	184,117	0.2%
Household Products	709,868	0.9%
Independent Power & Renewable Electricity Producers	23,366	NM
Industrial Conglomerates	1,001,361	1.2%
Insurance	1,087,127	1.4%
Internet & Direct Marketing Retail	893,580	1.1%
Internet Software & Services	1,652,688	2.1%
IT Services	1,425,655	1.8%
Leisure Products	36,788	NM
Life Sciences Tools & Services	237,086	0.3%
Machinery	575,198	0.7%
Media	1,201,765	1.6%
Metals & Mining	108,948	0.1%
Multiline Retail	209,060	0.3%
Multi-Utilities	422,160	0.5%
Oil, Gas & Consumable Fuels	2,492,872	3.2%
Personal Products	51,815	0.1%
Pharmaceuticals	1,997,300	2.6%
Professional Services	105,548	0.1%
Real Estate Management & Development	18,894	NM
Road & Rail	350,296	0.4%
Semiconductors & Semiconductor Equipment	1,307,395	1.7%
Software	1,693,531	2.3%
Specialty Retail	958,659	1.2%
Technology Hardware, Storage & Peripherals	1,476,954	1.9%
Textiles, Apparel & Luxury Goods	269,233	0.3%
Tobacco	649,160	0.8%
Trading Companies & Distributors	68,715	0.1%
Water Utilities	25,326	NM
Other**	38,873,451	49.9%
Total	$77,914,968	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to financial statements.

16 :: ProFund VP Bull :: Financial Statements

Statement of Assets and Liabilities
December 31, 2016

ASSETS:
Total Investment Securities, at cost	$55,673,400
Securities, at value	39,041,517
Repurchase agreements, at value	43,569,000
Total Investment Securities, at value	82,610,517
Cash	548
Segregated cash balances with brokers	1,018,875
Dividends and interest receivable	50,412
Receivable for capital shares issued	1,110,028
Prepaid expenses	2,863
TOTAL ASSETS	84,793,243

LIABILITIES:
Payable for capital shares redeemed	6,304,472
Unrealized loss on swap agreements	230,514
Variation margin on futures contracts	81,413
Advisory fees payable	73,618
Management services fees payable	9,816
Administration fees payable	2,568
Administrative services fees payable	35,551
Distribution fees payable	36,602
Trustee fees payable	27
Transfer agency fees payable	7,329
Fund accounting fees payable	2,914
Compliance services fees payable	397
Other accrued expenses	93,054
TOTAL LIABILITIES	6,878,275
NET ASSETS	$77,914,968

NET ASSETS CONSIST OF:
Capital	$54,163,339
Accumulated net investment income (loss)	10,423
Accumulated net realized gains (losses) on investments	(3,016,198)
Net unrealized appreciation (depreciation) on investments	26,757,404
NET ASSETS	$77,914,968

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,789,132
Net Asset Value (offering and redemption price per share)	$43.55

Statement of Operations
For the Year Ended December 31, 2016

INVESTMENT INCOME:
Dividends	$800,478
Interest	94,240
TOTAL INVESTMENT INCOME	894,718

EXPENSES:
Advisory fees	545,493
Management services fees	72,731
Administration fees	28,695
Transfer agency fees	41,515
Administrative services fees	192,008
Distribution fees	181,831
Custody fees	10,987
Fund accounting fees	36,909
Trustee fees	1,837
Compliance services fees	706
Other fees	109,233
Recoupment of prior expenses reduced by the Advisor	25,000
Total Gross Expenses before reductions	1,246,945
Expenses reduced and reimbursed by the Advisor	(25,042)
TOTAL NET EXPENSES	1,221,903
NET INVESTMENT INCOME (LOSS)	(327,185)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,070,970
Net realized gains (losses) on futures contracts	1,184,793
Net realized gains (losses) on swap agreements	484,420
Change in net unrealized appreciation/depreciation on investments	2,456,959
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	5,197,142

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$4,869,957

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Bull :: 17

Statements of Changes in Net Assets

	Year Ended December 31, 2016	Year Ended December 31, 2015
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(327,185)	$(436,184)
Net realized gains (losses) on investments	2,740,183	4,148,118
Change in net unrealized appreciation/depreciation on investments	2,456,959	(8,305,913)
Change in net assets resulting from operations	4,869,957	(4,593,979)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	(1,524,167)	(1,359,953)
Change in net assets resulting from distributions	(1,524,167)	(1,359,953)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	334,609,036	626,903,517
Distributions reinvested	1,524,167	1,359,953
Value of shares redeemed	(365,718,197)	(677,812,501)
Change in net assets resulting from capital transactions	(29,584,994)	(49,549,031)
Change in net assets	(26,239,204)	(55,502,963)

NET ASSETS:
Beginning of period	104,154,172	159,657,135
End of period	$77,914,968	$104,154,172
Accumulated net investment income (loss)	$10,423	$12,188

SHARE TRANSACTIONS:
Issued	8,191,145	15,255,904
Reinvested	35,846	32,953
Redeemed	(9,005,187)	(16,594,614)
Change in shares	(778,196)	(1,305,757)

See accompanying notes to financial statements.

18 :: ProFund VP Bull :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012
Net Asset Value, Beginning of Period	$40.57	$41.22	$37.88	$29.52	$25.92

Investment Activities:
Net investment income (loss)(a)	(0.19)	(0.17)	(0.19)	(0.25)	(0.11)
Net realized and unrealized gains (losses) on investments	4.09	(0.01)	4.46	8.98	3.71
Total income (loss) from investment activities	3.90	(0.18)	4.27	8.73	3.60

Distributions to Shareholders From:
Net realized gains on investments	(0.92)	(0.47)	(0.93)	(0.37)	—

Net Asset Value, End of Period	$43.55	$40.57	$41.22	$37.88	$29.52

Total Return	9.66%	(0.46)%	11.47%	29.76%	13.89%

Ratios to Average Net Assets:
Gross expenses	1.71%	1.73%	1.70%	1.72%	1.84%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)	(0.45)%	(0.42)%	(0.50)%	(0.74)%	(0.39)%

Supplemental Data:
Net assets, end of period (000’s)	$77,915	$104,154	$159,657	$105,750	$85,299
Portfolio turnover rate(b)	4%	32%	131%	43%	35%

(a)                     Per share net investment income (loss) has been calculated using the average daily shares method.

(b)                     Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Management Discussion of Fund Performance :: ProFund VP Mid-Cap :: 19

ProFund VP Mid-Cap seeks investment results, before fees and expenses, that correspond to the performance of the S&P MidCap 400® (the “Index”). For the year ended December 31, 2016, the Fund had a total return of 18.19%. For the same period, the Index had a total return of 20.74%(1) and a volatility of 15.73%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar return characteristics as the return of the Index. The Index is a measure of mid-size company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 400 U.S. operating companies and real estate investment trusts. Securities are selected for inclusion in the Index through a process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. Reconstitution occurs both on a quarterly and ongoing basis.

During the year ended December 31, 2016, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

* The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Mid-Cap from August 31, 2007 to December 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/16

Fund	One Year	Five Year	Since Inception
ProFund VP Mid-Cap	18.19%	12.93%	6.31%
S&P MidCap 400	20.74%	15.33%	8.93%

Expense Ratios**

Fund	Gross	Net
ProFund VP Mid-Cap	1.74%	1.68%

** Reflects the expense ratio as reported in the Prospectus dated May 2, 2016. Contractual fee waivers are in effect through April 30, 2017. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	12%
Swap Agreements	88%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Mid-Cap primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

S&P MidCap 400 — Composition

% of Index
Information Technology	19%
Financials	17%
Industrials	15%
Consumer Discretionary	11%
Real Estate	10%
Health Care	8%
Materials	7%
Utilities	5%
Consumer Staples	4%
Energy	4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)                     The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)                     1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

20 :: ProFund VP Mid-Cap :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2016

Repurchase Agreements(a)(b) (51.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.23%—0.44%, dated 12/30/16, due 1/3/17, total to be received $22,900,688	$22,900,000	$22,900,000
TOTAL REPURCHASE AGREEMENTS (Cost $22,900,000)		22,900,000
TOTAL INVESTMENT SECURITIES (Cost $22,900,000)—51.0%		22,900,000
Net other assets (liabilities)—49.0%(c)		22,045,630
NET ASSETS—100.0%		$44,945,630

(a)                     The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                     A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2016, the aggregate amount held in a segregated account was $2,587,000.

(c)                      Amount includes $22,091,204 of net capital shares receivable as of December 31, 2016.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts	33	3/20/17	$5,476,680	$(52,865)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
S&P MidCap 400	Goldman Sachs International	1/27/17	1.17%	$24,869,870	$(58,186)
S&P MidCap 400	UBS AG	1/27/17	1.22%	14,547,818	(145,325)
				$39,417,688	$(203,511)

^                              Reflects the floating financing rate, as of December 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Mid-Cap :: 21

Statement of Assets and Liabilities
December 31, 2016

ASSETS:
Total Investment Securities, at cost	$22,900,000
Repurchase agreements, at value	22,900,000
Total Investment Securities, at value	22,900,000
Cash	744
Segregated cash balances with brokers	243,210
Interest receivable	344
Receivable for capital shares issued	22,128,835
Prepaid expenses	710
TOTAL ASSETS	45,273,843

LIABILITIES:
Payable for capital shares redeemed	37,631
Unrealized loss on swap agreements	203,511
Variation margin on futures contracts	21,120
Advisory fees payable	14,312
Management services fees payable	1,908
Administration fees payable	748
Administrative services fees payable	11,191
Distribution fees payable	11,964
Trustee fees payable	8
Transfer agency fees payable	1,964
Fund accounting fees payable	849
Compliance services fees payable	121
Other accrued expenses	22,886
TOTAL LIABILITIES	328,213
NET ASSETS	$44,945,630

NET ASSETS CONSIST OF:
Capital	$41,502,425
Accumulated net realized gains (losses) on investments	3,699,581
Net unrealized appreciation (depreciation) on investments	(256,376)
NET ASSETS	$44,945,630

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,312,731
Net Asset Value (offering and redemption price per share)	$34.24

Statement of Operations
For the Year Ended December 31, 2016

INVESTMENT INCOME:
Interest	$61,620

EXPENSES:
Advisory fees	179,315
Management services fees	23,908
Administration fees	9,051
Transfer agency fees	13,129
Administrative services fees	53,700
Distribution fees	59,772
Custody fees	3,465
Fund accounting fees	10,560
Trustee fees	567
Compliance services fees	173
Printing fees	22,688
Other fees	17,012
Recoupment of prior expenses reduced by the Advisor	8,326
TOTAL NET EXPENSES	401,666
NET INVESTMENT INCOME (LOSS)	(340,046)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	723,176
Net realized gains (losses) on swap agreements	3,735,025
Change in net unrealized appreciation/depreciation on investments	(171,447)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	4,286,754

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$3,946,708

See accompanying notes to financial statements.

22 :: ProFund VP Mid-Cap :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2016	Year Ended December 31, 2015
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(340,046)	$(380,286)
Net realized gains (losses) on investments	4,458,201	478,588
Change in net unrealized appreciation/depreciation on investments	(171,447)	(97,703)
Change in net assets resulting from operations	3,946,708	599

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	(423,316)	(887,792)
Change in net assets resulting from distributions	(423,316)	(887,792)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	67,320,283	59,558,351
Distributions reinvested	423,316	887,792
Value of shares redeemed	(56,438,924)	(54,830,836)
Change in net assets resulting from capital transactions	11,304,675	5,615,307
Change in net assets	14,828,067	4,728,114

NET ASSETS:
Beginning of period	30,117,563	25,389,449
End of period	$44,945,630	$30,117,563

SHARE TRANSACTIONS:
Issued	2,076,047	1,933,758
Reinvested	12,949	27,944
Redeemed	(1,798,592)	(1,745,958)
Change in shares	290,404	215,744

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Mid-Cap :: 23

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015		Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012
Net Asset Value, Beginning of Period	$29.46	$31.48		$34.21	$27.36	$23.68

Investment Activities:
Net investment income (loss)(a)	(0.44)	(0.52)		(0.54)	(0.51)	(0.41)
Net realized and unrealized gains (losses) on investments	5.77	(0.83	)(b)	2.88	8.73	4.09
Total income (loss) from investment activities	5.33	(1.35)		2.34	8.22	3.68

Distributions to Shareholders From:
Net realized gains on investments	(0.55)	(0.67)		(5.07)	(1.37)	—

Net Asset Value, End of Period	$34.24	$29.46		$31.48	$34.21	$27.36

Total Return	18.19%	(4.45)%		7.65%	30.79%	15.54%

Ratios to Average Net Assets:
Gross expenses	1.68%	1.76%		1.68%	1.72%	1.81%
Net expenses	1.68%	1.68%		1.68%	1.68%	1.68%
Net investment income (loss)	(1.42)%	(1.64)%		(1.66)%	(1.65)%	(1.57)%

Supplemental Data:
Net assets, end of period (000’s)	$44,946	$30,118		$25,389	$28,199	$18,592
Portfolio turnover rate(c)	—	—		—	—	—

(a)                     Per share net investment income (loss) has been calculated using the average daily shares method.

(b)                     The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)                      Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

24 :: ProFund VP Small-Cap :: Management Discussion of Fund Performance

ProFund VP Small-Cap seeks investment results, before fees and expenses, that correspond to the performance of the Russell 2000® Index (the “Index”). For the year ended December 31, 2016, the Fund had a total return of 19.44%. For the same period, the Index had a total return of 21.31%(1) and a volatility of 18.43%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar return characteristics as the return of the Index. The Index is a measure of small-cap U.S. stock market performance. It is a float-adjusted market capitalization-weighted index containing approximately 2,000 of the smallest companies in the Russell 3000 Index or approximately 8% of the total market capitalization of the Russell 3000 Index, which in turn represents approximately 98% of the investable U.S. equity market.

During the year ended December 31, 2016, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Small-Cap from December 31, 2006 to December 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/16

Fund	One Year	Five Year	Ten Year
ProFund VP Small-Cap	19.44%	12.61%	5.44%
Russell 2000 Index	21.31%	14.46%	7.07%

Expense Ratios**

Fund	Gross	Net
ProFund VP Small-Cap	1.77%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 2, 2016. Contractual fee waivers are in effect through April 30, 2017. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	25%
Futures Contracts	7%
Swap Agreements	68%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Advanced Micro Devices, Inc.	0.1%
Microsemi Corp.	0.1%
Webster Financial Corp.	0.1%
Prosperity Bancshares, Inc.	0.1%
Aspen Technology, Inc.	0.1%

Russell 2000 Index — Composition

% of Index
Financials	18%
Information Technology	17%
Industrials	15%
Consumer Discretionary	13%
Health Care	12%
Real Estate	8%
Materials	5%
Energy	4%
Utilities	4%
Consumer Staples	3%
Telecommunication Services	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)                     The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)                     1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Small-Cap :: 25

Schedule of Portfolio Investments :: December 31, 2016

Common Stocks (24.7%)

	Shares	Value
1-800-Flowers.com, Inc.*—Class A (Internet & Direct Marketing Retail)	150	$1,605
2U, Inc.* (Internet Software & Services)	125	3,769
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	350	4,652
8x8, Inc.* (Software)	300	4,290
A. Schulman, Inc. (Chemicals)	100	3,345
A10 Networks, Inc.* (Software)	225	1,870
AAON, Inc. (Building Products)	125	4,131
AAR Corp. (Aerospace & Defense)	125	4,131
Aaron’s, Inc. (Specialty Retail)	225	7,197
Abercrombie & Fitch Co.—Class A (Specialty Retail)	225	2,700
ABM Industries, Inc. (Commercial Services & Supplies)	175	7,147
Abraxas Petroleum Corp.* (Oil, Gas & Consumable Fuels)	875	2,249
Acacia Research Corp.* (Professional Services)	275	1,788
Acadia Realty Trust (Equity Real Estate Investment Trusts)	225	7,353
Accelerate Diagnostics, Inc.* (Life Sciences Tools & Services)	100	2,075
Acceleron Pharma, Inc.* (Biotechnology)	100	2,552
ACCO Brands Corp.* (Commercial Services & Supplies)	350	4,568
Accuray, Inc.* (Health Care Equipment & Supplies)	350	1,610
AcelRx Pharmaceuticals, Inc.* (Pharmaceuticals)	325	845
Aceto Corp. (Health Care Providers & Services)	100	2,197
Achillion Pharmaceuticals, Inc.* (Biotechnology)	400	1,652
ACI Worldwide, Inc.* (Software)	350	6,353
Acorda Therapeutics, Inc.* (Biotechnology)	150	2,820
Actua Corp.* (Internet Software & Services)	175	2,450
Actuant Corp.—Class A (Machinery)	200	5,190
Acxiom Corp.* (IT Services)	250	6,700
ADTRAN, Inc. (Communications Equipment)	175	3,911
Aduro Biotech, Inc.* (Biotechnology)	150	1,710
Advanced Drainage Systems, Inc. (Building Products)	125	2,575
Advanced Energy Industries, Inc.* (Semiconductors & Semiconductor Equipment)	125	6,844
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	1,975	22,396
Advaxis, Inc.* (Biotechnology)	175	1,253
Adverum Biotechnologies, Inc.* (Biotechnology)	250	725
Aegion Corp.* (Construction & Engineering)	125	2,963
Aerie Pharmaceuticals, Inc.* (Pharmaceuticals)	100	3,785
Aerohive Networks, Inc.* (Communications Equipment)	150	855
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	200	3,590
Aevi Genomic Medicine, Inc.* (Biotechnology)	175	907
AG Mortgage Investment Trust, Inc. (Mortgage Real Estate Investment Trusts)	125	2,139
Agenus, Inc.* (Biotechnology)	350	1,442
Agree Realty Corp. (Equity Real Estate Investment Trusts)	75	3,454
AgroFresh Solutions, Inc.* (Chemicals)	175	464
Aimmune Therapeutics, Inc.* (Biotechnology)	125	2,556
Air Methods Corp.* (Health Care Providers & Services)	125	3,981
Air Transport Services Group, Inc.* (Air Freight & Logistics)	200	3,192
Aircastle, Ltd. (Trading Companies & Distributors)	175	3,649
AK Steel Holding Corp.* (Metals & Mining)	800	8,167
Akebia Therapeutics, Inc.* (Biotechnology)	175	1,822
Albany International Corp.—Class A (Machinery)	100	4,630
Albany Molecular Research, Inc.* (Life Sciences Tools & Services)	125	2,345
Alder Biopharmaceuticals, Inc.* (Biotechnology)	150	3,120
Alexander & Baldwin, Inc. (Real Estate Management & Development)	150	6,730
Allegheny Technologies, Inc. (Metals & Mining)	350	5,576
ALLETE, Inc. (Electric Utilities)	150	9,629
Alon USA Energy, Inc. (Oil, Gas & Consumable Fuels)	175	1,992
Altisource Residential Corp. (Mortgage Real Estate Investment Trusts)	225	2,484
Altra Industrial Motion Corp. (Machinery)	100	3,690
AMAG Pharmaceuticals, Inc.* (Biotechnology)	125	4,350
Ambac Financial Group, Inc.* (Insurance)	175	3,938
Ambarella, Inc.* (Semiconductors & Semiconductor Equipment)	100	5,413
Amedisys, Inc.* (Health Care Providers & Services)	100	4,263
American Assets Trust, Inc. (Equity Real Estate Investment Trusts)	125	5,385
American Axle & Manufacturing Holdings, Inc.* (Auto Components)	250	4,825
American Eagle Outfitters, Inc. (Specialty Retail)	525	7,963
American Equity Investment Life Holding Co. (Insurance)	275	6,199
American Software, Inc.—Class A (Software)	125	1,291
American States Water Co. (Water Utilities)	125	5,695
American Vanguard Corp. (Chemicals)	125	2,394
Ameris Bancorp (Banks)	125	5,450
Amicus Therapeutics, Inc.* (Biotechnology)	475	2,361
Amkor Technology, Inc.* (Semiconductors & Semiconductor Equipment)	375	3,956
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	150	5,768
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	150	2,763
Ampio Pharmaceuticals, Inc.* (Pharmaceuticals)	300	270
Amplify Snack Brands, Inc.* (Food Products)	125	1,101
Anavex Life Sciences Corp.* (Biotechnology)	225	891
Angie’s List, Inc.* (Internet Software & Services)	200	1,646
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	125	2,109
Anixter International, Inc.* (Electronic Equipment, Instruments & Components)	100	8,105
Anthera Pharmaceuticals, Inc.* (Biotechnology)	300	195

See accompanying notes to financial statements.

26 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued

	Shares		Value
Anworth Mortgage Asset Corp. (Mortgage Real Estate Investment Trusts)	400		$2,068
Apogee Enterprises, Inc. (Building Products)	100		5,356
Apollo Commercial Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts)	200		3,324
Apollo Education Group, Inc.*—Class A (Diversified Consumer Services)	300		2,970
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	125		7,425
Applied Micro Circuits Corp.* (Semiconductors & Semiconductor Equipment)	300		2,475
Aptevo Therapeutics, Inc.* (Biotechnology)	50		122
Aratana Therapeutics, Inc.* (Pharmaceuticals)	200		1,436
ARC Document Solutions, Inc.* (Commercial Services & Supplies)	275		1,397
ArcBest Corp. (Road & Rail)	100		2,765
Archrock, Inc. (Energy Equipment & Services)	275		3,630
Ardelyx, Inc.* (Biotechnology)	150		2,130
Arena Pharmaceuticals, Inc.* (Biotechnology)	1,025		1,456
Ares Commercial Real Estate Corp. (Mortgage Real Estate Investment Trusts)	125		1,716
Argo Group International Holdings, Ltd. (Insurance)	100		6,590
ARIAD Pharmaceuticals, Inc.* (Biotechnology)	575		7,152
Arlington Asset Investment Corp.—Class A (Capital Markets)	100		1,482
Armada Hoffler Properties, Inc. (Equity Real Estate Investment Trusts)	125		1,821
ARMOUR Residential REIT, Inc. (Mortgage Real Estate Investment Trusts)	125		2,711
Armstrong Flooring, Inc.* (Building Products)	100		1,991
Array BioPharma, Inc.* (Biotechnology)	600		5,273
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	275		426
Ascena Retail Group, Inc.* (Specialty Retail)	575		3,559
Ashford Hospitality Prime, Inc. (Equity Real Estate Investment Trusts)	125		1,706
Ashford Hospitality Trust, Inc. (Equity Real Estate Investment Trusts)	325		2,522
Aspen Technology, Inc.* (Software)	250		13,669
Asterias Biotherapeutics, Inc.* (Biotechnology)	275		1,265
Astoria Financial Corp. (Thrifts & Mortgage Finance)	300		5,595
Atara Biotherapeutics, Inc.* (Biotechnology)	100		1,420
Athersys, Inc.* (Biotechnology)	525		803
Atlantic Power Corp.* (Independent Power & Renewable Electricity Producers)	600		1,500
Atlantica Yield PLC (Independent Power & Renewable Electricity Producers)	200		3,870
Atlas Air Worldwide Holdings, Inc.* (Air Freight & Logistics)	75		3,911
AtriCure, Inc.* (Health Care Equipment & Supplies)	125		2,446
Atwood Oceanics, Inc. (Energy Equipment & Services)	225		2,954
Avid Technology, Inc.* (Technology Hardware, Storage & Peripherals)	200		880
Avista Corp. (Multi-Utilities)	200		7,998
Avon Products, Inc.* (Personal Products)	1,400		7,056
AVX Corp. (Electronic Equipment, Instruments & Components)	175		2,735
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	125		1,819
AxoGen, Inc.* (Health Care Equipment & Supplies)	150		1,350
Axovant Sciences, Ltd.* (Biotechnology)	125		1,553
AZZ, Inc. (Electrical Equipment)	75		4,793
B of I Holding, Inc.* (Thrifts & Mortgage Finance)	200		5,710
B&G Foods, Inc.—Class A (Food Products)	200		8,760
Babcock & Wilcox Enterprises, Inc.* (Electrical Equipment)	150		2,489
Balchem Corp. (Chemicals)	100		8,391
Banc of California, Inc. (Banks)	175		3,036
Banco Latinoamericano de Comercio Exterior S.A.—Class E (Banks)	100		2,944
BancorpSouth, Inc. (Banks)	275		8,539
Bank Mutual Corp. (Thrifts & Mortgage Finance)	200		1,890
Bank of the Ozarks, Inc. (Banks)	250		13,147
Bankrate, Inc.* (Internet Software & Services)	200		2,210
Banner Corp. (Banks)	100		5,581
Barnes & Noble Education, Inc.* (Specialty Retail)	175		2,007
Barnes & Noble, Inc. (Specialty Retail)	225		2,509
Barnes Group, Inc. (Machinery)	150		7,113
Barracuda Networks, Inc.* (Software)	100		2,143
Bazaarvoice, Inc.* (Internet Software & Services)	400		1,940
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	175		8,061
Beazer Homes USA, Inc.* (Household Durables)	175		2,328
Belden, Inc. (Electronic Equipment, Instruments & Components)	125		9,346
Belmond, Ltd.* (Hotels, Restaurants & Leisure)	300		4,005
Benchmark Electronics, Inc.* (Electronic Equipment, Instruments & Components)	175		5,338
Beneficial Bancorp, Inc. (Thrifts & Mortgage Finance)	250		4,600
Berkshire Hills Bancorp, Inc. (Banks)	100		3,685
BGC Partners, Inc.—Class A (Capital Markets)	675		6,905
Big Lots, Inc. (Multiline Retail)	150		7,532
Bill Barrett Corp.* (Oil, Gas & Consumable Fuels)	225		1,573
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	425		2,690
Bio-Path Holdings, Inc.* (Pharmaceuticals)	500		675
BioScrip, Inc.* (Health Care Providers & Services)	400		416
Biostage, Inc.* (Biotechnology)	—	(a)	—	(b)
BioTelemetry, Inc.* (Health Care Providers & Services)	125		2,794
BioTime, Inc.* (Biotechnology)	425		1,534
BJ’s Restaurants, Inc.* (Hotels, Restaurants & Leisure)	75		2,948
Black Hills Corp. (Multi-Utilities)	150		9,201
Blackbaud, Inc. (Software)	150		9,600
Blackhawk Network Holdings, Inc.* (IT Services)	175		6,593
Bloomin’ Brands, Inc. (Hotels, Restaurants & Leisure)	350		6,310
Blucora, Inc.* (Internet Software & Services)	175		2,581
Blue Hills Bancorp, Inc. (Banks)	100		1,875
Bluebird Bio, Inc.* (Biotechnology)	125		7,712
BMC Stock Holdings, Inc.* (Trading Companies & Distributors)	200		3,900
BNC Bancorp (Banks)	125		3,988
Boingo Wireless, Inc.* (Wireless Telecommunication Services)	175		2,133
Boise Cascade Co.* (Paper & Forest Products)	150		3,375
Boston Private Financial Holdings, Inc. (Banks)	275		4,551
Bottomline Technologies, Inc.* (Software)	150		3,753

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap :: 27

Common Stocks, continued

	Shares	Value
Box, Inc.*—Class A (Internet Software & Services)	200	$2,772
Boyd Gaming Corp.* (Hotels, Restaurants & Leisure)	275	5,547
Brady Corp.—Class A (Commercial Services & Supplies)	150	5,633
Briggs & Stratton Corp. (Machinery)	150	3,339
Bright Horizons Family Solutions, Inc.* (Diversified Consumer Services)	125	8,753
Brightcove, Inc.* (Internet Software & Services)	150	1,208
Bristow Group, Inc. (Energy Equipment & Services)	150	3,072
BroadSoft, Inc.* (Software)	100	4,125
Brookline Bancorp, Inc. (Banks)	250	4,100
Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	250	4,268
Builders FirstSource, Inc.* (Building Products)	300	3,291
Cabot Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	75	4,738
CACI International, Inc.*—Class A (IT Services)	75	9,323
Caesars Acquisition Co.*—Class A (Hotels, Restaurants & Leisure)	200	2,700
Caesars Entertainment Corp.* (Hotels, Restaurants & Leisure)	225	1,913
Caesarstone, Ltd.* (Building Products)	75	2,149
CalAmp Corp.* (Communications Equipment)	150	2,175
Caleres, Inc. (Specialty Retail)	150	4,923
Calgon Carbon Corp. (Chemicals)	175	2,975
California Resources Corp.* (Oil, Gas & Consumable Fuels)	125	2,661
California Water Service Group (Water Utilities)	150	5,085
Calix, Inc.* (Communications Equipment)	200	1,540
Callaway Golf Co. (Leisure Products)	325	3,562
Callidus Software, Inc.* (Software)	200	3,360
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	400	6,148
Cal-Maine Foods, Inc. (Food Products)	100	4,418
Cambrex Corp.* (Life Sciences Tools & Services)	100	5,395
Cantel Medical Corp. (Health Care Equipment & Supplies)	100	7,875
Capital Senior Living Corp.* (Health Care Providers & Services)	125	2,006
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	400	6,584
Capstead Mortgage Corp. (Mortgage Real Estate Investment Trusts)	325	3,312
Cardinal Financial Corp. (Banks)	125	4,099
Cardiovascular Systems, Inc.* (Health Care Equipment & Supplies)	125	3,026
Cardtronics PLC*—Class A (IT Services)	150	8,186
Career Education Corp.* (Diversified Consumer Services)	300	3,027
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts)	200	3,064
Carpenter Technology Corp. (Metals & Mining)	150	5,426
Carrizo Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	175	6,535
Carrols Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	150	2,288
Cascade Bancorp* (Banks)	200	1,624
Casella Waste Systems, Inc.*—Class A (Commercial Services & Supplies)	175	2,172
Castlight Health, Inc.*—Class B (Health Care Technology)	250	1,238
Catalent, Inc.* (Pharmaceuticals)	300	8,087
CatchMark Timber Trust, Inc.—Class A (Equity Real Estate Investment Trusts)	150	1,689
Cathay General Bancorp, Inc. (Banks)	225	8,557
Cavium, Inc.* (Semiconductors & Semiconductor Equipment)	200	12,487
CBIZ, Inc.* (Professional Services)	200	2,740
CBL & Associates Properties, Inc. (Equity Real Estate Investment Trusts)	550	6,325
CEB, Inc. (Professional Services)	100	6,059
CECO Environmental Corp. (Commercial Services & Supplies)	150	2,093
Cedar Realty Trust, Inc. (Equity Real Estate Investment Trusts)	325	2,122
Celadon Group, Inc. (Road & Rail)	125	894
Celldex Therapeutics, Inc.* (Biotechnology)	400	1,416
Cempra, Inc.* (Pharmaceuticals)	150	420
CenterState Banks, Inc. (Banks)	175	4,405
Central European Media Enterprises, Ltd.*— Class A (Media)	475	1,211
Central Garden & Pet Co.*—Class A (Household Products)	125	3,863
Central Pacific Financial Corp. (Banks)	100	3,142
Century Aluminum Co.* (Metals & Mining)	225	1,926
Cerus Corp.* (Health Care Equipment & Supplies)	375	1,631
ChannelAdvisor Corp.* (Internet Software & Services)	100	1,435
Chart Industries, Inc.* (Machinery)	100	3,602
Chatham Lodging Trust (Equity Real Estate Investment Trusts)	125	2,569
Chegg, Inc.* (Diversified Consumer Services)	350	2,583
Chemical Financial Corp. (Banks)	200	10,833
Chemtura Corp.* (Chemicals)	200	6,640
Chesapeake Lodging Trust (Equity Real Estate Investment Trusts)	200	5,172
Chico’s FAS, Inc. (Specialty Retail)	425	6,116
Chimerix, Inc.* (Biotechnology)	275	1,265
ChromaDex Corp.* (Life Sciences Tools & Services)	275	910
Ciena Corp.* (Communications Equipment)	425	10,373
Cimpress N.V.* (Internet Software & Services)	75	6,870
Cincinnati Bell, Inc.* (Diversified Telecommunication Services)	150	3,353
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	200	11,307
Citizens, Inc.* (Insurance)	200	1,964
CLARCOR, Inc. (Machinery)	150	12,370
Clean Energy Fuels Corp.* (Oil, Gas & Consumable Fuels)	425	1,216
Cliffs Natural Resources, Inc.* (Metals & Mining)	625	5,256
Clovis Oncology, Inc.* (Biotechnology)	125	5,552
ClubCorp Holdings, Inc. (Hotels, Restaurants & Leisure)	225	3,229
CNO Financial Group, Inc. (Insurance)	550	10,532
Cobalt International Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,475	1,800
CoBiz Financial, Inc. (Banks)	150	2,534
Codexis, Inc.* (Chemicals)	225	1,035
Coeur Mining, Inc.* (Metals & Mining)	500	4,545
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	125	5,168
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	75	10,304
Coherus Biosciences, Inc.* (Biotechnology)	125	3,519

See accompanying notes to financial statements.

28 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Cohu, Inc. (Semiconductors & Semiconductor Equipment)	125	$1,738
Colony Capital, Inc.—Class A (Mortgage Real Estate Investment Trusts)	350	7,088
Colony Starwood Homes (Equity Real Estate Investment Trusts)	200	5,762
Columbia Banking System, Inc. (Banks)	175	7,819
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	75	4,373
Comfort Systems USA, Inc. (Construction & Engineering)	125	4,163
Commercial Metals Co. (Metals & Mining)	350	7,622
Community Bank System, Inc. (Banks)	125	7,724
Community Health Systems, Inc.* (Health Care Providers & Services)	350	1,957
CommVault Systems, Inc.* (Software)	125	6,425
comScore, Inc.* (Internet Software & Services)	150	4,737
ConforMIS, Inc.* (Health Care Equipment & Supplies)	200	1,620
CONMED Corp. (Health Care Equipment & Supplies)	100	4,417
ConnectOne Bancorp, Inc. (Banks)	125	3,244
Consolidated Communications Holdings, Inc. (Diversified Telecommunication Services)	175	4,698
Continental Building Products, Inc.* (Building Products)	125	2,888
Convergys Corp. (IT Services)	275	6,754
Cooper Tire & Rubber Co. (Auto Components)	175	6,799
Corcept Therapeutics, Inc.* (Pharmaceuticals)	325	2,360
Core-Mark Holding Co., Inc. (Distributors)	150	6,461
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	100	7,937
Corindus Vascular Robotics, Inc.*—Class I (Health Care Equipment & Supplies)	575	402
Cornerstone OnDemand, Inc.* (Internet Software & Services)	150	6,346
Costamare, Inc. (Marine)	125	700
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	650	5,532
Cowen Group, Inc.*—Class A (Capital Markets)	100	1,550
Cray, Inc.* (Technology Hardware, Storage & Peripherals)	125	2,588
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	250	1,715
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	125	1,951
CryoLife, Inc.* (Health Care Equipment & Supplies)	150	2,873
CSG Systems International, Inc. (IT Services)	100	4,840
CTS Corp. (Electronic Equipment, Instruments & Components)	125	2,800
Cubic Corp. (Aerospace & Defense)	75	3,596
Curis, Inc.* (Biotechnology)	700	2,156
Curtiss-Wright Corp. (Aerospace & Defense)	125	12,295
Customers Bancorp, Inc.* (Banks)	100	3,582
CVB Financial Corp. (Banks)	325	7,452
Cynosure, Inc.*—Class A (Health Care Equipment & Supplies)	75	3,420
CYS Investments, Inc. (Mortgage Real Estate Investment Trusts)	500	3,865
Cytokinetics, Inc.* (Biotechnology)	175	2,126
CytRx Corp.* (Biotechnology)	450	167
Daktronics, Inc. (Electronic Equipment, Instruments & Components)	200	2,140
Dana Holding Corp. (Auto Components)	475	9,016
Darling Ingredients, Inc.* (Food Products)	500	6,455
Dave & Buster’s Entertainment, Inc.* (Hotels, Restaurants & Leisure)	125	7,037
Dean Foods Co. (Food Products)	300	6,534
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	100	5,539
Del Frisco’s Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	100	1,700
Del Taco Restaurants, Inc.* (Hotels, Restaurants & Leisure)	125	1,765
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	225	5,416
Deluxe Corp. (Commercial Services & Supplies)	150	10,741
Denbury Resources, Inc.* (Oil, Gas & Consumable Fuels)	1,125	4,140
Denny’s Corp.* (Hotels, Restaurants & Leisure)	275	3,528
Depomed, Inc.* (Pharmaceuticals)	200	3,604
Destination XL Group, Inc.* (Specialty Retail)	225	956
DeVry Education Group, Inc. (Diversified Consumer Services)	200	6,240
DHI Group, Inc.* (Internet Software & Services)	225	1,406
DHT Holdings, Inc. (Oil, Gas & Consumable Fuels)	375	1,553
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	625	7,206
Diebold, Inc. (Technology Hardware, Storage & Peripherals)	200	5,030
Digi International, Inc.* (Communications Equipment)	125	1,719
DigitalGlobe, Inc.* (Aerospace & Defense)	200	5,730
Dime Community Bancshares, Inc. (Thrifts & Mortgage Finance)	125	2,513
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	150	3,851
Diplomat Pharmacy, Inc.* (Health Care Providers & Services)	150	1,890
Dorian LPG, Ltd.* (Oil, Gas & Consumable Fuels)	150	1,232
Dorman Products, Inc.* (Auto Components)	75	5,480
Douglas Dynamics, Inc. (Machinery)	75	2,524
Drew Industries, Inc. (Auto Components)	75	8,081
DSW, Inc.—Class A (Specialty Retail)	225	5,096
DuPont Fabros Technology, Inc. (Equity Real Estate Investment Trusts)	225	9,883
Durect Corp.* (Pharmaceuticals)	850	1,139
Dycom Industries, Inc.* (Construction & Engineering)	100	8,029
Dynavax Technologies Corp.* (Biotechnology)	150	593
Dynegy, Inc.* (Independent Power & Renewable Electricity Producers)	375	3,173
Dynex Capital, Inc. (Mortgage Real Estate Investment Trusts)	225	1,535
Eagle Bancorp, Inc.* (Banks)	100	6,095
EarthLink Holdings Corp. (Internet Software & Services)	400	2,256
Easterly Government Properties, Inc. (Equity Real Estate Investment Trusts)	100	2,002
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	100	7,384
Ebix, Inc. (Software)	75	4,279
Echo Global Logistics, Inc.* (Air Freight & Logistics)	100	2,505
Eclipse Resources Corp.* (Oil, Gas & Consumable Fuels)	275	734
Education Realty Trust, Inc. (Equity Real Estate Investment Trusts)	200	8,460
Egalet Corp.* (Pharmaceuticals)	175	1,339

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap :: 29

Common Stocks, continued

	Shares	Value
El Paso Electric Co. (Electric Utilities)	125	$5,813
Eldorado Resorts, Inc.* (Hotels, Restaurants & Leisure)	125	2,119
Electro Scientific Industries, Inc.* (Electronic Equipment, Instruments & Components)	175	1,036
Electronics for Imaging, Inc.* (Technology Hardware, Storage & Peripherals)	150	6,578
Ellie Mae, Inc.* (Software)	100	8,368
EMCOR Group, Inc. (Construction & Engineering)	175	12,383
EMCORE Corp. (Communications Equipment)	175	1,523
Emergent BioSolutions, Inc.* (Biotechnology)	100	3,284
Employers Holdings, Inc. (Insurance)	100	3,960
Encore Capital Group, Inc.* (Consumer Finance)	100	2,865
Endocyte, Inc.* (Pharmaceuticals)	275	701
Endologix, Inc.* (Health Care Equipment & Supplies)	275	1,573
Endurance International Group Holdings, Inc.* (Internet Software & Services)	225	2,093
Energy Recovery, Inc.* (Machinery)	175	1,811
EnerNOC, Inc.* (Software)	175	1,050
EnerSys (Electrical Equipment)	125	9,762
Ennis, Inc. (Commercial Services & Supplies)	100	1,735
Enova International, Inc.* (Consumer Finance)	150	1,883
Entegris, Inc.* (Semiconductors & Semiconductor Equipment)	450	8,055
Entercom Communications Corp.—Class A (Media)	125	1,913
Entravision Communications Corp.—Class A (Media)	275	1,925
Envestnet, Inc.* (Internet Software & Services)	125	4,406
Enzo Biochem, Inc.* (Life Sciences Tools & Services)	225	1,562
EP Energy Corp.*—Class A (Oil, Gas & Consumable Fuels)	200	1,310
EPAM Systems, Inc.* (IT Services)	150	9,646
Epizyme, Inc.* (Biotechnology)	175	2,118
Eros International PLC* (Media)	125	1,631
ESCO Technologies, Inc. (Machinery)	75	4,249
Essendant, Inc. (Commercial Services & Supplies)	125	2,613
Essent Group, Ltd.* (Thrifts & Mortgage Finance)	250	8,092
Esterline Technologies Corp.* (Aerospace & Defense)	100	8,920
Ethan Allen Interiors, Inc. (Household Durables)	100	3,685
Etsy, Inc.* (Internet & Direct Marketing Retail)	350	4,123
EverBank Financial Corp. (Thrifts & Mortgage Finance)	325	6,321
Evercore Partners, Inc.—Class A (Capital Markets)	125	8,587
EVERTEC, Inc. (IT Services)	225	3,994
Evolution Petroleum Corp. (Oil, Gas & Consumable Fuels)	175	1,750
Exact Sciences Corp.* (Biotechnology)	325	4,342
Exar Corp.* (Semiconductors & Semiconductor Equipment)	200	2,156
EXCO Resources, Inc.* (Oil, Gas & Consumable Fuels)	850	743
Exelixis, Inc.* (Biotechnology)	725	10,809
ExlService Holdings, Inc.* (IT Services)	100	5,044
Exponent, Inc. (Professional Services)	75	4,523
Express, Inc.* (Specialty Retail)	250	2,690
Exterran Corp.* (Energy Equipment & Services)	150	3,585
Extreme Networks, Inc.* (Communications Equipment)	450	2,264
EZCORP, Inc.*—Class A (Consumer Finance)	225	2,396
F.N.B. Corp. (Banks)	650	10,419
Fabrinet* (Electronic Equipment, Instruments & Components)	125	5,038
Fair Isaac Corp. (Software)	100	11,921
Fairmount Santrol Holdings, Inc.* (Energy Equipment & Services)	275	3,242
Farmers National Banc Corp. (Banks)	125	1,775
FCB Financial Holdings, Inc.*—Class A (Banks)	100	4,770
Federal Signal Corp. (Machinery)	225	3,512
Federal-Mogul Holdings Corp.* (Auto Components)	150	1,547
FelCor Lodging Trust, Inc. (Equity Real Estate Investment Trusts)	475	3,805
Ferro Corp.* (Chemicals)	275	3,941
Ferroglobe PLC (Metals & Mining)	250	2,708
FibroGen, Inc.* (Biotechnology)	175	3,745
Fiesta Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	100	2,985
Financial Engines, Inc. (Capital Markets)	175	6,431
Finisar Corp.* (Communications Equipment)	350	10,594
First BanCorp.* (Banks)	475	3,140
First Busey Corp. (Banks)	125	3,848
First Commonwealth Financial Corp. (Banks)	325	4,609
First Financial Bancorp (Banks)	200	5,690
First Financial Bankshares, Inc. (Banks)	200	9,040
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	350	9,817
First Merchants Corp. (Banks)	150	5,648
First Midwest Bancorp, Inc. (Banks)	250	6,308
First Potomac Realty Trust (Equity Real Estate Investment Trusts)	225	2,468
FirstCash, Inc. (Consumer Finance)	100	4,700
Five Below, Inc.* (Specialty Retail)	175	6,993
Five Prime Therapeutics, Inc.* (Biotechnology)	100	5,011
Five9, Inc.* (Internet Software & Services)	150	2,129
Flotek Industries, Inc.* (Chemicals)	200	1,878
Fluidigm Corp.* (Life Sciences Tools & Services)	150	1,092
Flushing Financial Corp. (Banks)	100	2,939
FNFV Group* (Diversified Financial Services)	250	3,425
Forestar Group, Inc.* (Real Estate Management & Development)	150	1,995
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	225	2,520
Fortress Biotech, Inc.* (Biotechnology)	325	878
Forum Energy Technologies, Inc.* (Energy Equipment & Services)	200	4,400
Forward Air Corp. (Air Freight & Logistics)	100	4,738
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	150	3,879
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	200	4,104
Fox Factory Holding Corp.* (Auto Components)	100	2,775
Francesca’s Holdings Corp.* (Specialty Retail)	175	3,155
Franklin Electric Co., Inc. (Machinery)	150	5,835
Franklin Street Properties Corp. (Equity Real Estate Investment Trusts)	325	4,212
Fred’s, Inc.—Class A (Multiline Retail)	150	2,784
Fresh Del Monte Produce, Inc. (Food Products)	100	6,063
Freshpet, Inc.* (Food Products)	125	1,269
Frontline, Ltd. (Oil, Gas & Consumable Fuels)	250	1,778
FTI Consulting, Inc.* (Professional Services)	125	5,635
FuelCell Energy, Inc.* (Electrical Equipment)	175	306

See accompanying notes to financial statements.

30 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Fulton Financial Corp. (Banks)	525	$9,869
FutureFuel Corp. (Chemicals)	125	1,738
GAIN Capital Holdings, Inc. (Capital Markets)	200	1,316
Galena Biopharma, Inc.* (Biotechnology)	50	97
Gannett Co., Inc. (Media)	375	3,641
GasLog, Ltd. (Oil, Gas & Consumable Fuels)	175	2,818
GATX Corp. (Trading Companies & Distributors)	125	7,698
GCP Applied Technologies, Inc.* (Chemicals)	225	6,019
Gener8 Maritime, Inc.* (Oil, Gas & Consumable Fuels)	200	896
Generac Holdings, Inc.* (Electrical Equipment)	200	8,148
General Cable Corp. (Electrical Equipment)	175	3,334
General Communication, Inc.*—Class A (Diversified Telecommunication Services)	125	2,431
Genesis Healthcare, Inc.* (Health Care Providers & Services)	450	1,913
GenMark Diagnostics, Inc.* (Health Care Equipment & Supplies)	175	2,142
Gentherm, Inc.* (Auto Components)	125	4,231
Genworth Financial, Inc.*—Class A (Insurance)	1,625	6,191
Geron Corp.* (Biotechnology)	650	1,346
Getty Realty Corp. (Equity Real Estate Investment Trusts)	100	2,549
Gibraltar Industries, Inc.* (Building Products)	100	4,165
Gigamon, Inc.* (Software)	100	4,555
GigPeak, Inc.* (Semiconductors & Semiconductor Equipment)	400	1,008
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	125	3,695
Glacier Bancorp, Inc. (Banks)	250	9,058
Gladstone Commercial Corp. (Equity Real Estate Investment Trusts)	100	2,010
Global Eagle Entertainment, Inc.* (Media)	225	1,454
Global Net Lease, Inc. (Equity Real Estate Investment Trusts)	550	4,307
Globalstar, Inc.* (Diversified Telecommunication Services)	1,550	2,449
Globant SA* (Software)	100	3,335
Globus Medical, Inc.*—Class A (Health Care Equipment & Supplies)	225	5,582
Glu Mobile, Inc.* (Software)	550	1,067
GNC Holdings, Inc.—Class A (Specialty Retail)	225	2,484
Gogo, Inc.* (Internet Software & Services)	225	2,075
Golar LNG, Ltd. (Oil, Gas & Consumable Fuels)	300	6,881
Gold Resource Corp. (Metals & Mining)	325	1,414
GoPro, Inc.*—Class A (Household Durables)	350	3,049
Government Properties Income Trust (Equity Real Estate Investment Trusts)	225	4,290
Gramercy Property Trust, Inc. (Equity Real Estate Investment Trusts)	1,275	11,704
Grand Canyon Education, Inc.* (Diversified Consumer Services)	150	8,767
Granite Construction, Inc. (Construction & Engineering)	125	6,875
Gray Television, Inc.* (Media)	225	2,441
Great Lakes Dredge & Dock Corp.* (Construction & Engineering)	300	1,260
Great Western Bancorp, Inc. (Banks)	175	7,628
Green Brick Partners, Inc.* (Household Durables)	150	1,508
Green Dot Corp.*—Class A (Consumer Finance)	150	3,533
Green Plains, Inc. (Oil, Gas & Consumable Fuels)	125	3,481
Greenhill & Co., Inc. (Capital Markets)	100	2,770
Greenlight Capital Re, Ltd.*—Class A (Insurance)	125	2,850
Greif, Inc.—Class A (Containers & Packaging)	100	5,131
Griffon Corp. (Building Products)	125	3,275
GrubHub, Inc.* (Internet Software & Services)	250	9,404
GTT Communications, Inc.* (Internet Software & Services)	100	2,875
GUESS?, Inc. (Specialty Retail)	200	2,420
Guidance Software, Inc.* (Software)	150	1,062
H&E Equipment Services, Inc. (Trading Companies & Distributors)	125	2,906
H.B. Fuller Co. (Chemicals)	150	7,247
Haemonetics Corp.* (Health Care Equipment & Supplies)	175	7,035
Halozyme Therapeutics, Inc.* (Biotechnology)	375	3,705
Halyard Health, Inc.* (Health Care Equipment & Supplies)	150	5,547
Hancock Holding Co. (Banks)	250	10,774
Hanmi Financial Corp. (Banks)	125	4,363
Hannon Armstrong Sustainable, Inc. (Mortgage Real Estate Investment Trusts)	125	2,374
Harmonic, Inc.* (Communications Equipment)	425	2,125
Harsco Corp. (Machinery)	325	4,420
Hawaiian Holdings, Inc.* (Airlines)	175	9,975
HC2 Holdings, Inc.* (Construction & Engineering)	225	1,334
Headwaters, Inc.* (Construction Materials)	250	5,880
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	325	9,853
Healthcare Services Group, Inc. (Commercial Services & Supplies)	225	8,812
HealthEquity, Inc.* (Health Care Providers & Services)	150	6,078
HealthSouth Corp. (Health Care Providers & Services)	275	11,340
HealthStream, Inc.* (Health Care Technology)	100	2,505
Healthways, Inc.* (Health Care Providers & Services)	150	3,413
Heartland Express, Inc. (Road & Rail)	175	3,563
Hecla Mining Co. (Metals & Mining)	1,200	6,288
Helen of Troy, Ltd.* (Household Durables)	75	6,333
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	375	3,308
Heritage Commerce Corp. (Banks)	125	1,804
Heritage Financial Corp. (Banks)	125	3,219
Heritage Insurance Holdings, Inc. (Insurance)	125	1,959
Heritage Oaks Bancorp (Banks)	150	1,850
Herman Miller, Inc. (Commercial Services & Supplies)	200	6,840
Heron Therapeutics, Inc.* (Biotechnology)	125	1,638
Hersha Hospitality Trust (Equity Real Estate Investment Trusts)	150	3,225
HFF, Inc.—Class A (Real Estate Management & Development)	125	3,781
Hibbett Sports, Inc.* (Specialty Retail)	75	2,798
Hill International, Inc.* (Professional Services)	225	979
Hillenbrand, Inc. (Machinery)	175	6,711
Hilltop Holdings, Inc. (Banks)	250	7,450
HMS Holdings Corp.* (Health Care Technology)	275	4,994
HNI Corp. (Commercial Services & Supplies)	150	8,387
Home BancShares, Inc. (Banks)	375	10,413
HomeStreet, Inc.* (Thrifts & Mortgage Finance)	100	3,160
Hope Bancorp, Inc. (Banks)	250	5,473
Horace Mann Educators Corp. (Insurance)	125	5,350
Horizon Pharma PLC* (Pharmaceuticals)	500	8,089
Hornbeck Offshore Services, Inc.* (Energy Equipment & Services)	150	1,083

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap :: 31

Common Stocks, continued

	Shares	Value
Hortonworks, Inc.* (Internet Software & Services)	175	$1,454
Houghton Mifflin Harcourt Co.* (Diversified Consumer Services)	400	4,340
Hovnanian Enterprises, Inc.*—Class A (Household Durables)	700	1,911
HRG Group, Inc.* (Household Products)	375	5,835
HSN, Inc. (Internet & Direct Marketing Retail)	100	3,430
Hub Group, Inc.*—Class A (Air Freight & Logistics)	100	4,375
Hubspot, Inc.* (Software)	100	4,700
Hudson Pacific Properties, Inc. (Equity Real Estate Investment Trusts)	250	8,695
IBERIABANK Corp. (Banks)	125	10,468
Iconix Brand Group, Inc.* (Textiles, Apparel & Luxury Goods)	200	1,868
IDACORP, Inc. (Electric Utilities)	150	12,082
Idera Pharmaceuticals, Inc.* (Biotechnology)	650	975
Ignyta, Inc.* (Biotechnology)	200	1,060
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	200	5,930
ILG, Inc. (Hotels, Restaurants & Leisure)	350	6,359
IMAX Corp.* (Media)	200	6,280
Immersion Corp.* (Technology Hardware, Storage & Peripherals)	175	1,860
ImmunoGen, Inc.* (Biotechnology)	425	867
Immunomedics, Inc.* (Biotechnology)	500	1,835
Impax Laboratories, Inc.* (Pharmaceuticals)	225	2,981
Imperva, Inc.* (Software)	100	3,840
INC Research Holdings, Inc.*—Class A (Life Sciences Tools & Services)	125	6,575
Independence Contract Drilling, Inc.* (Energy Equipment & Services)	200	1,340
Independence Realty Trust, Inc. (Equity Real Estate Investment Trusts)	200	1,784
Independent Bank Corp. (Banks)	75	5,284
Infinera Corp.* (Communications Equipment)	450	3,821
Infinity Pharmaceuticals, Inc.* (Biotechnology)	600	810
Information Services Group, Inc.* (IT Services)	250	910
InfraREIT, Inc. (Equity Real Estate Investment Trusts)	150	2,687
Ingevity Corp.* (Chemicals)	150	8,229
InnerWorkings, Inc.* (Commercial Services & Supplies)	175	1,724
Innospec, Inc. (Chemicals)	75	5,138
Innoviva, Inc.* (Pharmaceuticals)	275	2,943
Inovio Pharmaceuticals, Inc.* (Biotechnology)	250	1,735
Inphi Corp.* (Semiconductors & Semiconductor Equipment)	125	5,578
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	125	5,055
Insmed, Inc.* (Biotechnology)	225	2,977
Insulet Corp.* (Health Care Equipment & Supplies)	175	6,594
Insys Therapeutics, Inc.* (Biotechnology)	125	1,150
Integer Holdings Corp.* (Health Care Equipment & Supplies)	100	2,945
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	100	8,578
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	400	9,423
Inteliquent, Inc. (Diversified Telecommunication Services)	125	2,865
Intelsat S.A.* (Diversified Telecommunication Services)	325	868
InterDigital, Inc. (Communications Equipment)	100	9,135
Interface, Inc. (Commercial Services & Supplies)	225	4,174
International Bancshares Corp. (Banks)	175	7,140
International Seaways, Inc.* (Oil, Gas & Consumable Fuels)	50	702
International Speedway Corp.—Class A (Hotels, Restaurants & Leisure)	100	3,680
Intersect ENT, Inc.* (Pharmaceuticals)	125	1,513
Intersil Corp.—Class A (Semiconductors & Semiconductor Equipment)	425	9,477
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	125	1,886
Intralinks Holdings, Inc.* (Internet Software & Services)	200	2,704
Invacare Corp. (Health Care Equipment & Supplies)	150	1,958
InvenSense, Inc.* (Electronic Equipment, Instruments & Components)	325	4,157
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	350	5,110
Investment Technology Group, Inc. (Capital Markets)	125	2,468
Investors Bancorp, Inc. (Banks)	900	12,554
Investors Real Estate Trust (Equity Real Estate Investment Trusts)	450	3,209
Invitae Corp.* (Biotechnology)	125	993
InVivo Therapeutics Holdings Corp.* (Health Care Equipment & Supplies)	200	840
Iridium Communications, Inc.* (Diversified Telecommunication Services)	300	2,880
iRobot Corp.* (Household Durables)	100	5,844
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	425	6,497
Isle of Capri Casinos, Inc.* (Hotels, Restaurants & Leisure)	100	2,469
iStar Financial, Inc.* (Equity Real Estate Investment Trusts)	275	3,402
Itron, Inc.* (Electronic Equipment, Instruments & Components)	100	6,285
Ixia* (Communications Equipment)	250	4,025
IXYS Corp. (Semiconductors & Semiconductor Equipment)	125	1,488
j2 Global, Inc. (Internet Software & Services)	150	12,269
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	100	11,163
Janus Capital Group, Inc. (Capital Markets)	450	5,972
Jive Software, Inc.* (Software)	325	1,414
John Bean Technologies Corp. (Machinery)	100	8,594
Jones Energy, Inc.*—Class A (Oil, Gas & Consumable Fuels)	225	1,125
Joy Global, Inc. (Machinery)	300	8,400
K12, Inc.* (Diversified Consumer Services)	150	2,574
K2M Group Holdings, Inc.* (Health Care Equipment & Supplies)	100	2,004
Kaman Corp.—Class A (Trading Companies & Distributors)	100	4,893
KapStone Paper & Packaging Corp. (Paper & Forest Products)	275	6,064
Karyopharm Therapeutics, Inc.* (Biotechnology)	150	1,410
KB Home (Household Durables)	275	4,348
KCG Holdings, Inc.*—Class A (Capital Markets)	200	2,650
Kearny Financial Corp. (Thrifts & Mortgage Finance)	300	4,665

See accompanying notes to financial statements.

32 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Kelly Services, Inc.—Class A (Professional Services)	125	$2,865
Kemper Corp. (Insurance)	125	5,538
Kennametal, Inc. (Machinery)	250	7,815
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	275	5,638
Keryx Biopharmaceuticals, Inc.* (Biotechnology)	325	1,905
Kforce, Inc. (Professional Services)	100	2,310
Kimball Electronics, Inc.* (Electronic Equipment, Instruments & Components)	125	2,275
Kimball International, Inc.—Class B (Commercial Services & Supplies)	150	2,634
Kindred Healthcare, Inc. (Health Care Providers & Services)	300	2,355
Kite Pharma, Inc.* (Biotechnology)	125	5,604
Kite Realty Group Trust (Equity Real Estate Investment Trusts)	250	5,870
KLX, Inc.* (Aerospace & Defense)	175	7,894
Knight Transportation, Inc. (Road & Rail)	225	7,436
Knoll, Inc. (Commercial Services & Supplies)	150	4,190
Knowles Corp.* (Electronic Equipment, Instruments & Components)	300	5,013
Kopin Corp.* (Semiconductors & Semiconductor Equipment)	425	1,207
Korn/Ferry International (Professional Services)	200	5,886
Kraton Performance Polymers, Inc.* (Chemicals)	100	2,848
Kratos Defense & Security Solutions, Inc.* (Aerospace & Defense)	275	2,035
Kronos Worldwide, Inc. (Chemicals)	175	2,090
La Quinta Holdings, Inc.* (Hotels, Restaurants & Leisure)	300	4,263
Ladder Capital Corp. (Mortgage Real Estate Investment Trusts)	150	2,058
Ladenburg Thalmann Financial Services, Inc.* (Capital Markets)	525	1,281
Lakeland Bancorp, Inc. (Banks)	150	2,925
Landec Corp.* (Food Products)	125	1,725
Lannett Co., Inc.* (Pharmaceuticals)	100	2,205
LaSalle Hotel Properties (Equity Real Estate Investment Trusts)	325	9,902
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	450	3,312
La-Z-Boy, Inc. (Household Durables)	150	4,658
LegacyTexas Financial Group, Inc. (Banks)	150	6,459
LendingClub Corp.* (Consumer Finance)	1,050	5,513
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	175	2,420
Lexington Realty Trust (Equity Real Estate Investment Trusts)	725	7,830
Liberty Braves Group*—Class C (Media)	125	2,574
Liberty Media Group*—Class A (Media)	100	3,135
Liberty Media Group*—Class C (Media)	175	5,483
Liberty TripAdvisor Holdings, Inc.*—Class A (Internet & Direct Marketing Retail)	225	3,386
LifeLock, Inc.* (Diversified Consumer Services)	275	6,578
Limelight Networks, Inc.* (Internet Software & Services)	625	1,575
Lion Biotechnologies, Inc.* (Biotechnology)	200	1,390
Lionbridge Technologies, Inc.* (IT Services)	300	1,740
Liquidity Services, Inc.* (Internet Software & Services)	150	1,463
Lithia Motors, Inc.—Class A (Specialty Retail)	75	7,261
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	75	11,383
LivePerson, Inc.* (Internet Software & Services)	250	1,888
LogMeIn, Inc. (Internet Software & Services)	75	7,240
Louisiana-Pacific Corp.* (Paper & Forest Products)	450	8,518
LSI Industries, Inc. (Electrical Equipment)	125	1,218
LTC Properties, Inc. (Equity Real Estate Investment Trusts)	125	5,873
Lumber Liquidators Holdings, Inc.* (Specialty Retail)	125	1,968
Lumentum Holdings, Inc.* (Communications Equipment)	175	6,764
Luminex Corp.* (Life Sciences Tools & Services)	150	3,035
M.D.C. Holdings, Inc. (Household Durables)	125	3,208
M/A-COM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	75	3,471
M/I Homes, Inc.* (Household Durables)	100	2,518
Macatawa Bank Corp. (Banks)	175	1,822
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	275	7,981
MacroGenics, Inc.* (Biotechnology)	125	2,555
Magellan Health, Inc.* (Health Care Providers & Services)	75	5,644
Maiden Holdings, Ltd. (Insurance)	225	3,926
MainSource Financial Group, Inc. (Banks)	100	3,440
MannKind Corp.* (Biotechnology)	1,425	907
ManTech International Corp.—Class A (IT Services)	75	3,169
Marchex, Inc.*—Class B (Internet Software & Services)	275	729
MarineMax, Inc.* (Specialty Retail)	100	1,935
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	75	6,363
Marten Transport, Ltd. (Road & Rail)	100	2,330
Masimo Corp.* (Health Care Equipment & Supplies)	125	8,425
Masonite International Corp.* (Building Products)	100	6,579
MasTec, Inc.* (Construction & Engineering)	225	8,606
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	250	6,440
Matrix Service Co.* (Energy Equipment & Services)	125	2,838
Matson, Inc. (Marine)	150	5,309
Matthews International Corp.—Class A (Commercial Services & Supplies)	100	7,684
MAXIMUS, Inc. (IT Services)	200	11,157
MaxLinear, Inc.*—Class A (Semiconductors & Semiconductor Equipment)	200	4,360
Maxwell Technologies, Inc.* (Electronic Equipment, Instruments & Components)	200	1,024
MB Financial, Inc. (Banks)	225	10,626
MBIA, Inc.* (Insurance)	450	4,815
McDermott International, Inc.* (Energy Equipment & Services)	800	5,912
McGrath RentCorp (Commercial Services & Supplies)	75	2,939
MDC Partners, Inc.—Class A (Media)	175	1,146
Media General, Inc.* (Media)	350	6,591
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	725	8,918
MediciNova, Inc.* (Biotechnology)	175	1,055
Medidata Solutions, Inc.* (Health Care Technology)	175	8,692
MeetMe, Inc.* (Internet Software & Services)	250	1,233
Mentor Graphics Corp. (Software)	325	11,988

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap :: 33

Common Stocks, continued

	Shares	Value
Mercury Systems, Inc.* (Aerospace & Defense)	125	$3,778
Meredith Corp. (Media)	125	7,393
Meridian Bancorp, Inc. (Thrifts & Mortgage Finance)	175	3,308
Meridian Bioscience, Inc. (Health Care Equipment & Supplies)	150	2,655
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	150	3,975
Meritage Homes Corp.* (Household Durables)	125	4,350
Meritor, Inc.* (Machinery)	325	4,037
Merrimack Pharmaceuticals, Inc.* (Biotechnology)	450	1,836
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	125	5,169
MGE Energy, Inc. (Electric Utilities)	100	6,530
MGIC Investment Corp.* (Thrifts & Mortgage Finance)	1,075	10,953
Microsemi Corp.* (Semiconductors & Semiconductor Equipment)	350	18,889
MiMedx Group, Inc.* (Biotechnology)	375	3,323
Minerals Technologies, Inc. (Chemicals)	100	7,725
Mitek System, Inc.* (Software)	175	1,076
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	175	10,394
Mobile Mini, Inc. (Commercial Services & Supplies)	150	4,538
MobileIron, Inc.* (Software)	325	1,219
Model N, Inc.* (Software)	100	885
Modine Manufacturing Co.* (Auto Components)	200	2,980
Molina Healthcare, Inc.* (Health Care Providers & Services)	125	6,782
Momenta Pharmaceuticals, Inc.* (Biotechnology)	250	3,763
MoneyGram International, Inc.* (IT Services)	175	2,067
Monmouth Real Estate Investment Corp.— Class A (Equity Real Estate Investment Trusts)	225	3,429
Monogram Residential Trust, Inc. (Equity Real Estate Investment Trusts)	525	5,681
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	125	10,240
Monotype Imaging Holdings, Inc. (Software)	150	2,978
Monro Muffler Brake, Inc. (Specialty Retail)	100	5,720
Moog, Inc.*—Class A (Aerospace & Defense)	100	6,568
MRC Global, Inc.* (Trading Companies & Distributors)	300	6,078
MSA Safety, Inc. (Commercial Services & Supplies)	100	6,933
MSG Networks, Inc.*—Class A (Media)	200	4,300
MTGE Investment Corp. (Mortgage Real Estate Investment Trusts)	175	2,748
Mueller Industries, Inc. (Machinery)	175	6,993
Mueller Water Products, Inc.—Class A (Machinery)	500	6,655
Myriad Genetics, Inc.* (Biotechnology)	200	3,334
Nanometrics, Inc.* (Semiconductors & Semiconductor Equipment)	100	2,506
Natera, Inc.* (Biotechnology)	125	1,464
National Bank Holdings Corp. (Banks)	100	3,189
National CineMedia, Inc. (Media)	225	3,314
National General Holdings Corp. (Insurance)	175	4,373
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	125	9,270
National Storage Affiliates Trust (Equity Real Estate Investment Trusts)	100	2,207
Nationstar Mortgage Holdings, Inc.* (Thrifts & Mortgage Finance)	150	2,709
Natus Medical, Inc.* (Health Care Equipment & Supplies)	100	3,480
Nautilus, Inc.* (Leisure Products)	125	2,313
Navigant Consulting, Inc.* (Professional Services)	175	4,582
Navios Maritime Acquisition Corp. (Oil, Gas & Consumable Fuels)	600	1,020
Navistar International Corp.* (Machinery)	200	6,274
NBT Bancorp, Inc. (Banks)	150	6,282
NCI Building Systems, Inc.* (Building Products)	125	1,956
Nektar Therapeutics* (Pharmaceuticals)	400	4,908
Neogen Corp.* (Health Care Equipment & Supplies)	125	8,250
NeoGenomics, Inc.* (Life Sciences Tools & Services)	225	1,928
NeoPhotonics Corp.* (Semiconductors & Semiconductor Equipment)	150	1,622
NETGEAR, Inc.* (Communications Equipment)	100	5,435
NetScout Systems, Inc.* (Communications Equipment)	300	9,450
NeuStar, Inc.*—Class A (IT Services)	175	5,845
Nevro Corp.* (Health Care Equipment & Supplies)	75	5,450
New Jersey Resources Corp. (Gas Utilities)	250	8,875
New Media Investment Group, Inc. (Media)	150	2,399
New Residential Investment Corp. (Mortgage Real Estate Investment Trusts)	675	10,610
New Senior Investment Group, Inc. (Equity Real Estate Investment Trusts)	275	2,692
New York Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts)	400	2,640
New York REIT, Inc. (Equity Real Estate Investment Trusts)	525	5,313
Newpark Resources, Inc.* (Energy Equipment & Services)	350	2,625
NewStar Financial, Inc.* (Diversified Financial Services)	125	1,156
Nexstar Broadcasting Group, Inc.—Class A (Media)	100	6,330
NIC, Inc. (Internet Software & Services)	200	4,780
NII Holdings, Inc.* (Wireless Telecommunication Services)	325	699
Nimble Storage, Inc.* (Technology Hardware, Storage & Peripherals)	250	1,980
NMI Holdings, Inc.*—Class A (Thrifts & Mortgage Finance)	250	2,663
NN, Inc. (Machinery)	100	1,905
Nobilis Health Corp.* (Health Care Providers & Services)	400	840
Nordic American Tankers, Ltd. (Oil, Gas & Consumable Fuels)	300	2,520
Northern Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	250	688
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	150	2,996
NorthStar Realty Europe Corp. (Equity Real Estate Investment Trusts)	225	2,828
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	325	5,860
Northwest Natural Gas Co. (Gas Utilities)	75	4,485
NorthWestern Corp. (Multi-Utilities)	150	8,531

See accompanying notes to financial statements.

34 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	125	$2,625
Novavax, Inc.* (Biotechnology)	850	1,071
Novocure, Ltd.* (Health Care Equipment & Supplies)	200	1,570
NOW, Inc.* (Trading Companies & Distributors)	325	6,653
NRG Yield, Inc.—Class A (Independent Power & Renewable Electricity Producers)	150	2,304
NRG Yield, Inc.—Class C (Independent Power & Renewable Electricity Producers)	225	3,555
Nutrisystem, Inc. (Internet & Direct Marketing Retail)	100	3,465
NuVasive, Inc.* (Health Care Equipment & Supplies)	150	10,103
NxStage Medical, Inc.* (Health Care Equipment & Supplies)	200	5,242
Oasis Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	550	8,326
Oclaro, Inc.* (Communications Equipment)	400	3,580
Ocwen Financial Corp.* (Thrifts & Mortgage Finance)	675	3,638
Office Depot, Inc. (Specialty Retail)	1,750	7,909
OFG Bancorp (Banks)	200	2,620
Oil States International, Inc.* (Energy Equipment & Services)	175	6,825
Old National Bancorp (Banks)	425	7,714
Old Second Bancorp, Inc. (Banks)	175	1,934
Olin Corp. (Chemicals)	500	12,804
OM Asset Management PLC (Capital Markets)	150	2,175
Omeros Corp.* (Pharmaceuticals)	150	1,488
Omnicell, Inc.* (Health Care Technology)	125	4,238
OMNOVA Solutions, Inc.* (Chemicals)	200	2,000
On Assignment, Inc.* (Professional Services)	150	6,623
On Deck Capital, Inc.* (Diversified Financial Services)	250	1,158
ONE Gas, Inc. (Gas Utilities)	150	9,594
Ophthotech Corp.* (Biotechnology)	100	483
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	250	2,195
ORBCOMM, Inc.* (Diversified Telecommunication Services)	250	2,068
Organovo Holdings, Inc.* (Biotechnology)	425	1,441
Orion Marine Group, Inc.* (Construction & Engineering)	200	1,990
Oritani Financial Corp. (Thrifts & Mortgage Finance)	150	2,813
Ormat Technologies, Inc. (Independent Power & Renewable Electricity Producers)	125	6,702
Otonomy, Inc.* (Biotechnology)	100	1,590
Otter Tail Corp. (Electric Utilities)	125	5,100
OvaScience, Inc.* (Biotechnology)	200	306
Overseas Shipholding Group, Inc.—Class A (Oil, Gas & Consumable Fuels)	150	575
Owens & Minor, Inc. (Health Care Providers & Services)	200	7,057
Oxford Immunotec Global PLC* (Health Care Equipment & Supplies)	125	1,869
P.H. Glatfelter Co. (Paper & Forest Products)	150	3,584
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	275	1,045
Pacific Ethanol, Inc.* (Oil, Gas & Consumable Fuels)	200	1,900
Pacific Premier Bancorp, Inc.* (Banks)	100	3,535
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	125	4,038
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)	75	6,418
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	125	1,818
PAREXEL International Corp.* (Life Sciences Tools & Services)	150	9,858
Park Sterling Corp. (Banks)	225	2,428
Parker Drilling Co.* (Energy Equipment & Services)	600	1,560
Parkway, Inc.* (Equity Real Estate Investment Trusts)	75	1,669
Party City Holdco, Inc.* (Specialty Retail)	125	1,775
Pattern Energy Group, Inc. (Independent Power & Renewable Electricity Producers)	200	3,798
Paycom Software, Inc.* (Software)	150	6,824
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	150	10,886
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	125	2,819
PDL BioPharma, Inc. (Biotechnology)	675	1,431
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	225	6,694
Pegasystems, Inc. (Software)	125	4,500
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	250	3,448
Pennsylvania Real Estate Investment Trust (Equity Real Estate Investment Trusts)	225	4,266
PennyMac Mortgage Investment Trust (Mortgage Real Estate Investment Trusts)	225	3,683
Penumbra, Inc.* (Health Care Equipment & Supplies)	75	4,785
Perficient, Inc.* (IT Services)	125	2,186
Performance Food Group Co.* (Food & Staples Retailing)	125	3,000
PGT, Inc.* (Building Products)	200	2,290
PharmAthene, Inc.* (Biotechnology)	425	1,381
PharMerica Corp.* (Health Care Providers & Services)	100	2,515
PHH Corp.* (Thrifts & Mortgage Finance)	200	3,032
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	250	2,825
Physicians Realty Trust (Equity Real Estate Investment Trusts)	425	8,058
Pier 1 Imports, Inc. (Specialty Retail)	325	2,776
Pinnacle Entertainment, Inc.* (Hotels, Restaurants & Leisure)	225	3,263
Pinnacle Financial Partners, Inc. (Banks)	125	8,663
Pioneer Energy Services Corp.* (Energy Equipment & Services)	325	2,226
Planet Payment, Inc.* (IT Services)	250	1,020
Plantronics, Inc. (Communications Equipment)	100	5,476
Plexus Corp.* (Electronic Equipment, Instruments & Components)	100	5,404
Plug Power, Inc.* (Electrical Equipment)	850	1,020
Ply Gem Holdings, Inc.* (Building Products)	100	1,625
PNM Resources, Inc. (Electric Utilities)	250	8,575
PolyOne Corp. (Chemicals)	250	8,010
Portland General Electric Co. (Electric Utilities)	275	11,915
Portola Pharmaceuticals, Inc.* (Biotechnology)	175	3,927
Potbelly Corp.* (Hotels, Restaurants & Leisure)	125	1,613
Potlatch Corp. (Equity Real Estate Investment Trusts)	125	5,206
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	100	6,785
PRA Group, Inc.* (Consumer Finance)	150	5,864

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap :: 35

Common Stocks, continued

	Shares	Value
PRA Health Sciences, Inc.* (Life Sciences Tools & Services)	75	$4,134
Preferred Apartment Communities, Inc.— Class A (Equity Real Estate Investment Trusts)	100	1,491
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	150	7,814
Primerica, Inc. (Insurance)	150	10,372
Primoris Services Corp. (Construction & Engineering)	150	3,417
PrivateBancorp, Inc. (Banks)	250	13,547
Progenics Pharmaceuticals, Inc.* (Biotechnology)	325	2,808
Progress Software Corp. (Software)	175	5,588
Proofpoint, Inc.* (Software)	125	8,831
PROS Holdings, Inc.* (Software)	100	2,152
Prosperity Bancshares, Inc. (Banks)	200	14,355
Prothena Corp. PLC* (Biotechnology)	125	6,148
Proto Labs, Inc.* (Machinery)	75	3,851
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	200	5,660
PTC Therapeutics, Inc.* (Biotechnology)	175	1,909
Puma Biotechnology, Inc.* (Biotechnology)	100	3,070
Pure Storage, Inc.*—Class A (Technology Hardware, Storage & Peripherals)	225	2,545
Q2 Holdings, Inc.* (Internet Software & Services)	100	2,885
QTS Realty Trust, Inc.—Class A (Equity Real Estate Investment Trusts)	150	7,448
Quad/Graphics, Inc. (Commercial Services & Supplies)	100	2,688
Quality Systems, Inc.* (Health Care Technology)	200	2,630
Qualys, Inc.* (Software)	100	3,165
Quanex Building Products Corp. (Building Products)	125	2,538
Quidel Corp.* (Health Care Equipment & Supplies)	100	2,142
QuinStreet, Inc.* (Internet Software & Services)	300	1,128
Quorum Health Corp.* (Health Care Providers & Services)	150	1,091
Quotient Technology, Inc.* (Internet Software & Services)	225	2,419
Radian Group, Inc. (Thrifts & Mortgage Finance)	675	12,136
Radiant Logistics, Inc.* (Air Freight & Logistics)	275	1,073
Radio One, Inc.*—Class D (Media)	250	725
RadiSys Corp.* (Electronic Equipment, Instruments & Components)	225	997
Radius Health, Inc.* (Biotechnology)	100	3,803
RadNet, Inc.* (Health Care Providers & Services)	225	1,451
RAIT Financial Trust (Equity Real Estate Investment Trusts)	450	1,512
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	350	4,820
Ramco-Gershenson Properties Trust (Equity Real Estate Investment Trusts)	250	4,145
Raven Industries, Inc. (Industrial Conglomerates)	125	3,150
Rayonier Advanced Materials, Inc. (Chemicals)	175	2,706
RBC Bearings, Inc.* (Machinery)	75	6,961
Real Industry, Inc.* (Metals & Mining)	150	915
RealNetworks, Inc.* (Internet Software & Services)	200	972
RealPage, Inc.* (Software)	175	5,250
Red Rock Resorts, Inc.—Class A (Hotels, Restaurants & Leisure)	100	2,319
Redwood Trust, Inc. (Mortgage Real Estate Investment Trusts)	250	3,803
Regis Corp.* (Diversified Consumer Services)	150	2,178
Regulus Therapeutics, Inc.* (Biotechnology)	225	506
Renasant Corp. (Banks)	125	5,278
Renewable Energy Group, Inc.* (Oil, Gas & Consumable Fuels)	200	1,940
Rent-A-Center, Inc. (Specialty Retail)	200	2,250
Repligen Corp.* (Biotechnology)	125	3,853
Republic First Bancorp, Inc.* (Banks)	250	2,088
Resource Capital Corp. (Mortgage Real Estate Investment Trusts)	125	1,041
Resources Connection, Inc. (Professional Services)	150	2,888
Restoration Hardware Holdings, Inc.* (Specialty Retail)	125	3,838
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts)	300	6,339
RetailMeNot, Inc.* (Internet Software & Services)	175	1,628
Retrophin, Inc.* (Biotechnology)	125	2,366
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts)	225	5,218
Rexnord Corp.* (Machinery)	275	5,387
Rigel Pharmaceuticals, Inc.* (Biotechnology)	525	1,250
Ring Energy, Inc.* (Oil, Gas & Consumable Fuels)	175	2,273
RingCentral, Inc.*—Class A (Software)	200	4,120
RLI Corp. (Insurance)	125	7,890
RLJ Lodging Trust (Equity Real Estate Investment Trusts)	375	9,184
Roadrunner Transportation Systems, Inc.* (Road & Rail)	175	1,818
Rockwell Medical, Inc.* (Health Care Equipment & Supplies)	225	1,474
RPX Corp.* (Professional Services)	200	2,160
RSP Permian, Inc.* (Oil, Gas & Consumable Fuels)	250	11,154
RTI Surgical, Inc.* (Health Care Equipment & Supplies)	325	1,056
Ruby Tuesday, Inc.* (Hotels, Restaurants & Leisure)	325	1,050
Rudolph Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	125	2,919
Rush Enterprises, Inc.*—Class A (Trading Companies & Distributors)	100	3,190
Ruth’s Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	125	2,288
Ryman Hospitality Properties, Inc. (Equity Real Estate Investment Trusts)	125	7,876
S&T Bancorp, Inc. (Banks)	125	4,880
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	225	5,495
Sage Therapeutics, Inc.* (Biotechnology)	100	5,106
Saia, Inc.* (Road & Rail)	100	4,415
Sanchez Energy Corp.* (Oil, Gas & Consumable Fuels)	225	2,032
Sandy Spring Bancorp, Inc. (Banks)	75	2,999
Sangamo BioSciences, Inc.* (Biotechnology)	300	915
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	225	8,246
Sapiens International Corp. N.V. (Software)	125	1,793
Sarepta Therapeutics, Inc.* (Biotechnology)	150	4,115
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	75	3,026

See accompanying notes to financial statements.

36 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Schnitzer Steel Industries, Inc.—Class A (Metals & Mining)	100	$2,570
Scholastic Corp. (Media)	100	4,749
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	100	4,553
SciClone Pharmaceuticals, Inc.* (Pharmaceuticals)	175	1,890
Science Applications International Corp. (IT Services)	125	10,599
Scientific Games Corp.*—Class A (Hotels, Restaurants & Leisure)	200	2,800
Scorpio Bulkers, Inc.* (Marine)	325	1,641
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	600	2,718
Seacoast Banking Corp. of Florida* (Banks)	125	2,758
Seadrill, Ltd.* (Energy Equipment & Services)	1,250	4,263
SeaWorld Entertainment, Inc. (Hotels, Restaurants & Leisure)	225	4,259
Select Comfort Corp.* (Specialty Retail)	150	3,393
Select Income REIT (Equity Real Estate Investment Trusts)	200	5,040
Select Medical Holdings Corp.* (Health Care Providers & Services)	350	4,638
Selective Insurance Group, Inc. (Insurance)	175	7,534
SemGroup Corp.—Class A (Oil, Gas & Consumable Fuels)	150	6,263
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	200	6,310
Senseonics Holdings, Inc.* (Health Care Equipment & Supplies)	225	601
Sensient Technologies Corp. (Chemicals)	125	9,822
Sequential Brands Group, Inc.* (Textiles, Apparel & Luxury Goods)	175	819
Seritage Growth Properties—Class A (Equity Real Estate Investment Trusts)	75	3,203
ServiceSource International, Inc.* (IT Services)	325	1,846
ServisFirst Bancshares, Inc. (Banks)	150	5,616
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	150	4,095
Ship Finance International, Ltd. (Oil, Gas & Consumable Fuels)	200	2,970
ShoreTel, Inc.* (Communications Equipment)	275	1,966
Shutterfly, Inc.* (Internet & Direct Marketing Retail)	100	5,018
Sigma Designs, Inc.* (Semiconductors & Semiconductor Equipment)	200	1,200
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	125	8,125
Silver Bay Realty Trust Corp. (Equity Real Estate Investment Trusts)	125	2,143
Silver Spring Networks, Inc.* (Software)	150	1,997
Simmons First National Corp.—Class A (Banks)	100	6,215
Simpson Manufacturing Co., Inc. (Building Products)	125	5,469
Sinclair Broadcast Group, Inc.—Class A (Media)	200	6,670
SkyWest, Inc. (Airlines)	175	6,379
Smart & Final Stores, Inc.* (Food & Staples Retailing)	100	1,410
Smith & Wesson Holding Corp.* (Leisure Products)	175	3,689
Snyder’s-Lance, Inc. (Food Products)	250	9,584
Sonic Automotive, Inc.—Class A (Specialty Retail)	125	2,863
Sonic Corp. (Hotels, Restaurants & Leisure)	150	3,977
Sonus Networks, Inc.* (Communications Equipment)	200	1,260
Sorrento Therapeutics, Inc.* (Biotechnology)	175	858
Sotheby’s*—Class A (Diversified Consumer Services)	175	6,976
South Jersey Industries, Inc. (Gas Utilities)	250	8,423
South State Corp. (Banks)	75	6,555
Southside Bancshares, Inc. (Banks)	100	3,767
Southwest Gas Corp. (Gas Utilities)	150	11,492
Spartan Motors, Inc. (Auto Components)	200	1,850
SpartanNash Co. (Food & Staples Retailing)	125	4,943
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	275	1,218
Spire, Inc. (Gas Utilities)	125	8,069
Sportsman’s Warehouse Holdings, Inc.* (Specialty Retail)	150	1,409
SPX Corp.* (Machinery)	150	3,558
SPX FLOW, Inc.* (Machinery)	125	4,008
STAAR Surgical Co.* (Health Care Equipment & Supplies)	225	2,441
STAG Industrial, Inc. (Equity Real Estate Investment Trusts)	225	5,371
Stage Stores, Inc. (Specialty Retail)	200	874
State Bank Financial Corp. (Banks)	125	3,358
State National Cos., Inc. (Insurance)	150	2,079
Steelcase, Inc.—Class A (Commercial Services & Supplies)	275	4,923
Stein Mart, Inc. (Specialty Retail)	175	959
Sterling Bancorp (Banks)	400	9,360
Steven Madden, Ltd.* (Textiles, Apparel & Luxury Goods)	200	7,150
Stewart Information Services Corp. (Insurance)	75	3,456
Stifel Financial Corp.* (Capital Markets)	200	9,989
Stillwater Mining Co.* (Metals & Mining)	400	6,444
Stoneridge, Inc.* (Auto Components)	125	2,211
Stratasys, Ltd.* (Technology Hardware, Storage & Peripherals)	175	2,895
Sucampo Pharmaceuticals, Inc.*—Class A (Pharmaceuticals)	125	1,694
Summit Hotel Properties, Inc. (Equity Real Estate Investment Trusts)	300	4,809
Summit Materials, Inc.*—Class A (Construction Materials)	200	4,758
Sun Hydraulics Corp. (Machinery)	75	2,998
SunCoke Energy, Inc.* (Metals & Mining)	275	3,119
Sunrun, Inc.* (Electrical Equipment)	275	1,460
Sunstone Hotel Investors, Inc. (Equity Real Estate Investment Trusts)	675	10,293
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	125	3,506
Superior Industries International, Inc. (Auto Components)	100	2,635
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	175	4,419
SUPERVALU, Inc.* (Food & Staples Retailing)	875	4,086
Surgical Care Affiliates, Inc.* (Health Care Providers & Services)	100	4,627
Swift Transportation Co.* (Road & Rail)	250	6,090
Sykes Enterprises, Inc.* (IT Services)	125	3,608
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	125	6,698
Synchronoss Technologies, Inc.* (Software)	125	4,788
Synergy Pharmaceuticals, Inc.* (Biotechnology)	675	4,111
Synergy Resources Corp.* (Oil, Gas & Consumable Fuels)	600	5,346

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap :: 37

Common Stocks, continued

	Shares	Value
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	100	$12,101
Syntel, Inc. (IT Services)	100	1,979
Synthetic Biologics, Inc.* (Biotechnology)	525	400
Tailored Brands, Inc. (Specialty Retail)	200	5,110
Take-Two Interactive Software, Inc.* (Software)	250	12,322
Tangoe, Inc.* (Software)	150	1,182
TASER International, Inc.* (Aerospace & Defense)	175	4,242
Taylor Morrison Home Corp.*—Class A (Household Durables)	125	2,408
Team Health Holdings, Inc.* (Health Care Providers & Services)	200	8,689
Team, Inc.* (Commercial Services & Supplies)	100	3,925
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	100	8,468
Teekay Corp. (Oil, Gas & Consumable Fuels)	200	1,606
Teekay Tankers, Ltd.—Class A (Oil, Gas & Consumable Fuels)	525	1,187
Teledyne Technologies, Inc.* (Aerospace & Defense)	100	12,300
Telenav, Inc.* (Software)	200	1,410
Teligent, Inc.* (Pharmaceuticals)	225	1,487
Tenneco, Inc.* (Auto Components)	175	10,931
TerraForm Global, Inc.—Class A (Independent Power & Renewable Electricity Producers)	475	1,876
Terraform Power, Inc.* (Independent Power & Renewable Electricity Producers)	325	4,163
TerraVia Holdings, Inc.* (Chemicals)	475	546
Terreno Realty Corp. (Equity Real Estate Investment Trusts)	150	4,274
TESARO, Inc.* (Biotechnology)	75	10,085
Tesco Corp.* (Energy Equipment & Services)	200	1,650
Tessera Holding Corp. (Semiconductors & Semiconductor Equipment)	150	6,630
Tetra Tech, Inc. (Commercial Services & Supplies)	175	7,550
TETRA Technologies, Inc.* (Energy Equipment & Services)	325	1,632
Tetraphase Pharmaceuticals, Inc.* (Pharmaceuticals)	250	1,008
Texas Capital Bancshares, Inc.* (Banks)	150	11,759
Texas Roadhouse, Inc.—Class A (Hotels, Restaurants & Leisure)	200	9,647
Textainer Group Holdings, Ltd. (Trading Companies & Distributors)	125	931
TG Therapeutics, Inc.* (Biotechnology)	200	930
The Advisory Board Co.* (Professional Services)	125	4,156
The Andersons, Inc. (Food & Staples Retailing)	100	4,470
The Bancorp, Inc.* (Banks)	200	1,572
The Brink’s Co. (Commercial Services & Supplies)	150	6,188
The Buckle, Inc. (Specialty Retail)	100	2,280
The Cato Corp.—Class A (Specialty Retail)	100	3,008
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	150	8,981
The Chemours Co. (Chemicals)	575	12,701
The E.W. Scripps Co.*—Class A (Media)	200	3,866
The Ensign Group, Inc. (Health Care Providers & Services)	175	3,887
The Finish Line, Inc.—Class A (Specialty Retail)	150	2,822
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	225	8,084
The Greenbrier Cos., Inc. (Machinery)	100	4,155
The Hackett Group, Inc. (IT Services)	100	1,766
The KEYW Holding Corp.* (Aerospace & Defense)	175	2,063
The Manitowoc Co., Inc.* (Machinery)	475	2,841
The Medicines Co.* (Pharmaceuticals)	200	6,788
The New York Times Co.—Class A (Media)	400	5,320
The Rubicon Project, Inc.* (Software)	150	1,113
The Spectranetics Corp.* (Health Care Equipment & Supplies)	150	3,675
The St Joe Co.* (Real Estate Management & Development)	175	3,325
TherapeuticsMD, Inc.* (Pharmaceuticals)	500	2,885
Theravance Biopharma, Inc.* (Pharmaceuticals)	125	3,985
Thermon Group Holdings, Inc.* (Electrical Equipment)	125	2,386
Third Point Reinsurance, Ltd.* (Insurance)	250	2,888
Tidewater, Inc.* (Energy Equipment & Services)	275	938
Tier REIT, Inc. (Equity Real Estate Investment Trusts)	175	3,043
Tile Shop Holdings, Inc.* (Specialty Retail)	125	2,444
Time, Inc. (Media)	325	5,801
TimkenSteel Corp.* (Metals & Mining)	175	2,709
Tiptree Financial, Inc.—Class A (Diversified Financial Services)	200	1,230
Titan International, Inc. (Machinery)	225	2,522
TiVo Corp.* (Software)	400	8,360
TopBuild Corp.* (Household Durables)	125	4,450
TowneBank (Banks)	175	5,819
TransEnterix, Inc.* (Health Care Equipment & Supplies)	650	845
Travelport Worldwide, Ltd. (IT Services)	375	5,288
Tredegar Corp. (Chemicals)	100	2,400
Trevena, Inc.* (Biotechnology)	225	1,323
Trex Co., Inc.* (Building Products)	100	6,440
TRI Pointe Group, Inc.* (Household Durables)	475	5,452
TriMas Corp.* (Machinery)	150	3,525
TriNet Group, Inc.* (Professional Services)	150	3,843
Trinseo SA (Chemicals)	100	5,930
Triple-S Management Corp.* (Health Care Providers & Services)	100	2,070
Triumph Group, Inc. (Aerospace & Defense)	150	3,975
tronc, Inc. (Media)	125	1,734
Tronox, Ltd.—Class A (Chemicals)	325	3,351
Trovagene, Inc.* (Biotechnology)	200	420
TrueBlue, Inc.* (Professional Services)	150	3,698
TrueCar, Inc.* (Internet Software & Services)	225	2,813
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	350	3,063
Trustmark Corp. (Banks)	225	8,021
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	275	3,748
Tuesday Morning Corp.* (Multiline Retail)	225	1,215
Tutor Perini Corp.* (Construction & Engineering)	125	3,500
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	200	11,335
Ubiquiti Networks, Inc.* (Communications Equipment)	100	5,780
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	200	1,940
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	125	8,788
UMB Financial Corp. (Banks)	150	11,567
UMH Properties, Inc. (Equity Real Estate Investment Trusts)	125	1,881
Umpqua Holdings Corp. (Banks)	675	12,676
Union Bankshares Corp. (Banks)	150	5,361

See accompanying notes to financial statements.

38 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Unisys Corp.* (IT Services)	225	$3,364
Unit Corp.* (Energy Equipment & Services)	175	4,702
United Bankshares, Inc. (Banks)	200	9,250
United Community Banks, Inc. (Banks)	225	6,665
United Community Financial Corp. (Thrifts & Mortgage Finance)	225	2,012
United Financial Bancorp, Inc. (Thrifts & Mortgage Finance)	200	3,632
United Natural Foods, Inc.* (Food & Staples Retailing)	150	7,158
Univar, Inc.* (Trading Companies & Distributors)	150	4,256
Universal American Corp.* (Health Care Providers & Services)	250	2,488
Universal Corp. (Tobacco)	75	4,781
Universal Display Corp.* (Electronic Equipment, Instruments & Components)	125	7,038
Universal Insurance Holdings, Inc. (Insurance)	125	3,550
Urban Edge Properties (Equity Real Estate Investment Trusts)	275	7,565
Urstadt Biddle Properties, Inc.—Class A (Equity Real Estate Investment Trusts)	100	2,411
USA Technologies, Inc.* (Technology Hardware, Storage & Peripherals)	250	1,075
Valhi, Inc. (Chemicals)	400	1,384
Valley National Bancorp (Banks)	775	9,021
Vanda Pharmaceuticals, Inc.* (Biotechnology)	150	2,393
VASCO Data Security International, Inc.* (Software)	125	1,706
Vector Group, Ltd. (Tobacco)	275	6,254
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	150	4,373
Verint Systems, Inc.* (Software)	200	7,050
Versartis, Inc.* (Biotechnology)	125	1,863
ViaSat, Inc.* (Communications Equipment)	125	8,278
Viavi Solutions, Inc.* (Communications Equipment)	750	6,135
VirnetX Holding Corp.* (Software)	275	605
Virtu Financial, Inc.—Class A (Capital Markets)	100	1,595
Virtusa Corp.* (IT Services)	100	2,512
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	425	6,885
Vital Therapies, Inc.* (Biotechnology)	150	653
Vitamin Shoppe, Inc.* (Specialty Retail)	100	2,375
Vivint Solar, Inc.* (Independent Power & Renewable Electricity Producers)	250	638
Vocera Communications, Inc.* (Health Care Technology)	125	2,311
Vonage Holdings Corp.* (Diversified Telecommunication Services)	650	4,453
W&T Offshore, Inc.* (Oil, Gas & Consumable Fuels)	375	1,039
Wabash National Corp.* (Machinery)	225	3,560
Waddell & Reed Financial, Inc.—Class A (Capital Markets)	250	4,878
WageWorks, Inc.* (Professional Services)	125	9,062
Walker & Dunlop, Inc.* (Thrifts & Mortgage Finance)	100	3,120
Washington Federal, Inc. (Thrifts & Mortgage Finance)	275	9,445
Washington Prime Group, Inc. (Equity Real Estate Investment Trusts)	575	5,986
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	225	7,355
Waterstone Financial, Inc. (Thrifts & Mortgage Finance)	100	1,840
Watts Water Technologies, Inc.—Class A (Machinery)	100	6,520
Wayfair, Inc.*—Class A (Internet & Direct Marketing Retail)	100	3,505
Web.com Group, Inc.* (Internet Software & Services)	150	3,173
WebMD Health Corp.* (Internet Software & Services)	125	6,196
Webster Financial Corp. (Banks)	275	14,926
Weight Watchers International, Inc.* (Diversified Consumer Services)	125	1,431
Werner Enterprises, Inc. (Road & Rail)	150	4,043
WesBanco, Inc. (Banks)	125	5,383
Wesco Aircraft Holdings, Inc.* (Aerospace & Defense)	200	2,990
West Corp. (Commercial Services & Supplies)	150	3,714
Westamerica Bancorp (Banks)	75	4,720
Western Asset Mortgage Capital Corp. (Mortgage Real Estate Investment Trusts)	175	1,762
Western Refining, Inc. (Oil, Gas & Consumable Fuels)	225	8,515
WGL Holdings, Inc. (Gas Utilities)	150	11,442
Whitestone REIT (Equity Real Estate Investment Trusts)	125	1,798
Willbros Group, Inc.* (Energy Equipment & Services)	325	1,053
William Lyon Homes*—Class A (Household Durables)	100	1,903
Windstream Holdings, Inc. (Diversified Telecommunication Services)	350	2,566
Winnebago Industries, Inc. (Automobiles)	100	3,165
Wintrust Financial Corp. (Banks)	150	10,885
WisdomTree Investments, Inc. (Capital Markets)	375	4,178
WMIH Corp.* (Insurance)	825	1,279
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	300	6,585
Woodward, Inc. (Machinery)	150	10,357
World Wrestling Entertainment, Inc.—Class A (Media)	125	2,300
Worthington Industries, Inc. (Metals & Mining)	150	7,116
Wright Medical Group N.V.* (Health Care Equipment & Supplies)	325	7,469
WSFS Financial Corp. (Thrifts & Mortgage Finance)	100	4,635
Xactly Corp.* (Internet Software & Services)	100	1,100
Xcerra Corp.* (Semiconductors & Semiconductor Equipment)	250	1,910
Xencor, Inc.* (Biotechnology)	125	3,290
Xenia Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	325	6,312
Xenith Bankshares, Inc.* (Banks)	50	1,410
XO Group, Inc.* (Internet Software & Services)	100	1,945
XPO Logistics, Inc.* (Air Freight & Logistics)	300	12,948
Yadkin Financial Corp. (Banks)	175	5,996
YRC Worldwide, Inc.* (Road & Rail)	150	1,992
Zafgen, Inc.* (Biotechnology)	175	557
ZAGG, Inc.* (Household Durables)	200	1,420
Zeltiq Aesthetics, Inc.* (Health Care Equipment & Supplies)	125	5,440
Zendesk, Inc.* (Software)	250	5,300
ZIOPHARM Oncology, Inc.* (Biotechnology)	450	2,408
ZixCorp.* (Software)	300	1,482
Zogenix, Inc.* (Pharmaceuticals)	150	1,823
TOTAL COMMON STOCKS (Cost $3,911,380)		5,230,278

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap :: 39

Contingent Rights(NM)

	Shares	Value
Chelsea Therapeutics International, Ltd.*+^(c) (Biotechnology)	493	$—
Dyax Corp.*+^(d) (Biotechnology)	450	499
Leap Wireless International, Inc.*+^(e) (Wireless Telecommunication Services)	390	983
Trius Therapeutics, Inc.*+^(c) (Biotechnology)	238	—
TOTAL CONTINGENT RIGHTS (Cost $983)		1,482

Trust(NM)

	Interest Units	Value
Ferroglobe Representation and Warranty Insurance+ (Metals & Mining)	250	$—
TOTAL TRUST (Cost $—)		—

Repurchase Agreements(f)(g) (76.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.23%–0.44%, dated 12/30/16, due 1/3/17, total to be received $16,175,486	$16,175,000	$16,175,000
TOTAL REPURCHASE AGREEMENTS (Cost $16,175,000)		16,175,000
TOTAL INVESTMENT SECURITIES (Cost $20,087,363)—100.9%		21,406,760
Net other assets (liabilities)—(0.9)%		(181,570)
NET ASSETS—100.0%		$21,225,190

+                      These securities were fair valued based on procedures approved by the Board of Trustees. As of December 31, 2016, these securities represented 0.007% of the net assets of the Fund.

*                      Non-income producing security

^                       The Advisor has deemed these securities to be illiquid. As of December 31, 2016, these securities represented 0.007% of the net assets of the Fund.

(a)              Number of shares is less than 0.50.

(b)              Amount is less than $0.50.

(c)               No explicit expiration date, expiration is subject to contingencies. Rights entitle the Fund to cash based on certain commercial sales milestones.

(d)              No explicit expiration date, expiration is subject to contingencies. Rights entitle the Fund to cash if the company receives U.S. Food and Drug Administration approval on a specific medication that is being developed.

(e)               No explicit expiration date, expiration is subject to contingencies. Rights entitle the Fund to future cash proceeds from the disposition of a license held by Leap Wireless International, Inc.

(f)                The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(g)               A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2016, the aggregate amount held in a segregated account was $1,910,000.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	22	3/20/17	$1,493,580	$(2,622)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Russell 2000 Index	Goldman Sachs International	1/27/17	0.87%	$6,400,463	$(92,779)
Russell 2000 Index	UBS AG	1/27/17	0.47%	8,126,168	(120,365)
				$14,526,631	$(213,144)

^                       Reflects the floating financing rate, as of December 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to financial statements.

40 :: ProFund VP Small-Cap :: Financial Statements

ProFund VP Small-Cap invested in the following industries as of December 31, 2016:

	Value	% of Net Assets
Aerospace & Defense	$84,107	0.4%
Air Freight & Logistics	32,742	0.2%
Airlines	16,354	0.1%
Auto Components	63,361	0.3%
Automobiles	3,165	NM
Banks	560,983	2.7%
Biotechnology	252,799	1.2%
Building Products	56,718	0.3%
Capital Markets	64,227	0.3%
Chemicals	133,751	0.7%
Commercial Services & Supplies	125,942	0.6%
Communications Equipment	108,184	0.5%
Construction & Engineering	54,520	0.3%
Construction Materials	10,638	0.1%
Consumer Finance	26,754	0.1%
Containers & Packaging	5,131	NM
Distributors	6,461	NM
Diversified Consumer Services	56,417	0.3%
Diversified Financial Services	6,969	NM
Diversified Telecommunication Services	33,799	0.2%
Electric Utilities	59,644	0.3%
Electrical Equipment	34,916	0.2%
Electronic Equipment, Instruments & Components	151,671	0.7%
Energy Equipment & Services	74,173	0.3%
Equity Real Estate Investment Trusts	411,432	1.9%
Food & Staples Retailing	25,067	0.1%
Food Products	45,909	0.3%
Gas Utilities	62,380	0.3%
Health Care Equipment & Supplies	160,719	0.8%
Health Care Providers & Services	104,101	0.5%
Health Care Technology	26,608	0.1%
Hotels, Restaurants & Leisure	132,434	0.6%
Household Durables	59,373	0.3%
Household Products	9,698	NM
Independent Power & Renewable Electricity Producers	31,579	0.1%
Industrial Conglomerates	3,150	NM
Insurance	107,233	0.5%
Internet & Direct Marketing Retail	24,532	0.1%
Internet Software & Services	124,202	0.6%
IT Services	120,136	0.6%
Leisure Products	9,564	NM
Life Sciences Tools & Services	39,954	0.2%
Machinery	179,912	0.7%
Marine	7,650	NM
Media	94,326	0.4%
Metals & Mining	71,801	0.3%
Mortgage Real Estate Investment Trusts	66,071	0.3%
Multiline Retail	11,531	0.1%
Multi-Utilities	25,730	0.1%
Oil, Gas & Consumable Fuels	139,949	0.7%
Paper & Forest Products	26,094	0.1%
Personal Products	7,056	NM
Pharmaceuticals	91,268	0.4%
Professional Services	69,797	0.3%
Real Estate Management & Development	21,469	0.1%
Road & Rail	35,346	0.2%
Semiconductors & Semiconductor Equipment	234,352	1.1%
Software	210,154	1.0%
Specialty Retail	126,535	0.6%
Technology Hardware, Storage & Peripherals	33,589	0.2%
Textiles, Apparel & Luxury Goods	35,623	0.2%
Thrifts & Mortgage Finance	132,645	0.6%
Tobacco	11,035	0.1%
Trading Companies & Distributors	59,640	0.3%
Water Utilities	10,780	0.1%
Wireless Telecommunication Services	7,910	NM
Other**	15,993,430	75.3%
Total	$21,225,190	100.0%

**               Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM              Not meaningful, amount is less than 0.05%.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap :: 41

Statement of Assets and Liabilities
December 31, 2016

ASSETS:
Total Investment Securities, at cost	$20,087,363
Securities, at value	5,231,760
Repurchase agreements, at value	16,175,000
Total Investment Securities, at value	21,406,760
Cash	193
Segregated cash balances with brokers	72,600
Segregated cash balances with custodian	938
Dividends and interest receivable	7,197
Receivable for capital shares issued	21,089
Prepaid expenses	54
TOTAL ASSETS	21,508,831

LIABILITIES:
Payable for capital shares redeemed	3,734
Unrealized loss on swap agreements	213,144
Variation margin on futures contracts	5,280
Advisory fees payable	14,761
Management services fees payable	1,968
Administration fees payable	669
Administrative services fees payable	10,819
Distribution fees payable	11,774
Trustee fees payable	7
Transfer agency fees payable	1,835
Fund accounting fees payable	760
Compliance services fees payable	97
Other accrued expenses	18,793
TOTAL LIABILITIES	283,641
NET ASSETS	$21,225,190

NET ASSETS CONSIST OF:
Capital	$18,639,234
Accumulated net investment income (loss)	(1,314)
Accumulated net realized gains (losses) on investments	1,483,639
Net unrealized appreciation (depreciation) on investments	1,103,631
NET ASSETS	$21,225,190
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	600,858
Net Asset Value (offering and redemption price per share)	$35.32

Statement of Operations
For the Year Ended December 31, 2016

INVESTMENT INCOME:
Dividends	$75,431
Interest	22,551
Foreign tax withholding	(16)
TOTAL INVESTMENT INCOME	97,966

EXPENSES:
Advisory fees	99,015
Management services fees	13,202
Administration fees	5,165
Transfer agency fees	7,499
Administrative services fees	29,971
Distribution fees	33,005
Custody fees	1,981
Fund accounting fees	14,887
Trustee fees	297
Compliance services fees	137
Other fees	25,649
Recoupment of prior expenses reduced by the Advisor	1,500
Total Gross Expenses before reductions	232,308
Expenses reduced and reimbursed by the Advisor	(10,514)
TOTAL NET EXPENSES	221,794
NET INVESTMENT INCOME (LOSS)	(123,828)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	177,461
Net realized gains (losses) on futures contracts	153,514
Net realized gains (losses) on swap agreements	1,774,375
Change in net unrealized appreciation/depreciation on investments	548,248
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	2,653,598
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$2,529,770

See accompanying notes to financial statements.

42 :: ProFund VP Small-Cap :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2016	Year Ended December 31, 2015
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$(123,828)	$(187,528)
Net realized gains (losses) on investments	2,105,350	(374,654)
Change in net unrealized appreciation/depreciation on investments	548,248	(659,167)
Change in net assets resulting from operations	2,529,770	(1,221,349)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	—	(440,866)
Change in net assets resulting from distributions	—	(440,866)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	22,478,658	36,870,572
Distributions reinvested	—	440,866
Value of shares redeemed	(16,449,499)	(37,914,903)
Change in net assets resulting from capital transactions	6,029,159	(603,465)
Change in net assets	8,558,929	(2,265,680)

NET ASSETS:
Beginning of period	12,666,261	14,931,941
End of period	$21,225,190	$12,666,261
Accumulated net investment income (loss)	$(1,314)	$(1,241)

SHARE TRANSACTIONS:
Issued	738,927	1,148,941
Reinvested	—	13,846
Redeemed	(566,273)	(1,198,915)
Change in shares	172,654	(36,128)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Small-Cap :: 43

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012
Net Asset Value, Beginning of Period	$29.58	$32.16	$39.81	$29.76	$26.36

Investment Activities:
Net investment income (loss)(a)	(0.29)	(0.39)	(0.39)	(0.41)	(0.27)
Net realized and unrealized gains (losses) on investments	6.03	(1.50)	0.95	11.29	4.13
Total income (loss) from investment activities	5.74	(1.89)	0.56	10.88	3.86

Distributions to Shareholders From:
Net realized gains on investments	—	(0.69)	(8.21)	(0.83)	(0.46)

Net Asset Value, End of Period	$35.32	$29.58	$32.16	$39.81	$29.76

Total Return	19.44%	(6.02)%	2.48%	37.18%	14.75%

Ratios to Average Net Assets:
Gross expenses	1.76%	1.79%	1.80%	1.81%	1.98%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)	(0.94)%	(1.22)%	(1.12)%	(1.17)%	(0.94)%

Supplemental Data:
Net assets, end of period (000’s)	$21,225	$12,666	$14,932	$24,482	$14,917
Portfolio turnover rate(b)	14%	57%	16%	31%	29%

(a)              Per share net investment income (loss) has been calculated using the average daily shares method.

(b)              Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

44 :: ProFund VP Dow 30 :: Management Discussion of Fund Performance

ProFund VP Dow 30 seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones Industrial Average (the “Index”). For the year ended December 31, 2016, the Fund had a total return of 12.91%. For the same period, the Index had a total return of 16.50%(1) and a volatility of 12.59%. For the year, the Fund achieved an average daily statistical correlation of 0.99 to the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar return characteristics as the return of the Index. The Index is a price-weighted index. The Index includes 30 large-cap, “blue-chip” U.S. stocks, excluding utility and transportation companies. Components are selected through a discretionary process with no pre-determined criteria except that components should be established U.S. companies that are leaders in their industries, have an excellent reputation, demonstrate sustained growth, are of interest to a large number of investors, and accurately represents the sectors covered by the average. The Index is not limited to traditionally defined industrial stocks. Instead, the Index serves as a measure of the entire U.S. market, covering such diverse industries as financial services, technology, retail, entertainment, and consumer goods. Composition changes are rare, and generally occur only after corporate acquisitions or other dramatic shifts in a component’s core business. When such an event necessitates that one component be replaced, the entire Index is reviewed.

During the year ended December 31, 2016, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Dow 30 from December 31, 2006 to December 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/16

Fund	One Year	Five Year	Ten Year
ProFund VP Dow 30	12.91%	9.28%	4.13%
Dow Jones Industrial Average	16.50%	12.92%	7.52%

Expense Ratios**

Fund	Gross	Net
ProFund VP Dow 30	1.45%	1.45%

**Reflects the expense ratio as reported in the Prospectus dated May 2, 2016. Contractual fee waivers are in effect through April 30, 2017. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Dow 30 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Dow Jones Industrial Average — Composition

% of Index
Industrials	19%
Financials	18%
Information Technology	17%
Consumer Discretionary	14%
Health Care	13%
Energy	7%
Consumer Staples	7%
Materials	3%
Telecommunication Services	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Dow 30 :: 45

Schedule of Portfolio Investments :: December 31, 2016

Repurchase Agreements(a)(b) (105.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.23%—0.44%, dated 12/30/16, due 1/3/17, total to be received $349,010	$349,000	$349,000
TOTAL REPURCHASE AGREEMENTS (Cost $349,000)		349,000
TOTAL INVESTMENT SECURITIES (Cost $349,000)—105.7%		349,000
Net other assets (liabilities)—(5.7)%		(18,887)
NET ASSETS—100.0%		$330,113

(a)                     The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                     A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2016, the aggregate amount held in a segregated account was $85,000.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones Industrial Average	Goldman Sachs International	1/27/17	1.22%	$149,250	$(1,393)
Dow Jones Industrial Average	UBS AG	1/27/17	0.87%	179,769	(14,960)
				$329,019	$(16,353)

^                              Reflects the floating financing rate, as of December 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to financial statements.

46 :: ProFund VP Dow 30 :: Financial Statements

Statement of Assets and Liabilities
December 31, 2016

ASSETS:
Total Investment Securities, at cost	$349,000
Repurchase agreements, at value	349,000
Total Investment Securities, at value	349,000
Cash	558
Interest receivable	5
Prepaid expenses	4
TOTAL ASSETS	349,567

LIABILITIES:
Unrealized loss on swap agreements	16,353
Advisory fees payable	1,247
Management services fees payable	166
Administration fees payable	62
Administrative services fees payable	113
Distribution fees payable	624
Transfer agency fees payable	122
Fund accounting fees payable	71
Compliance services fees payable	7
Other accrued expenses	689
TOTAL LIABILITIES	19,454
NET ASSETS	$330,113

NET ASSETS CONSIST OF:
Capital	$1,897,772
Accumulated net realized gains (losses) on investments	(1,551,306)
Net unrealized appreciation (depreciation) on investments	(16,353)
NET ASSETS	$330,113

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	9,071
Net Asset Value (offering and redemption price per share)	$36.39

Statement of Operations
For the Year Ended December 31, 2016

INVESTMENT INCOME:
Interest	$2,659

EXPENSES:
Advisory fees	6,987
Management services fees	932
Administration fees	330
Transfer agency fees	473
Administrative services fees	474
Distribution fees	2,329
Custody fees	133
Fund accounting fees	380
Trustee fees	23
Compliance services fees	8
Other fees	1,334
TOTAL NET EXPENSES	13,403
NET INVESTMENT INCOME (LOSS)	(10,744)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	(2,408)
Net realized gains (losses) on swap agreements	(8,892)
Change in net unrealized appreciation/depreciation on investments	(3,720)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(15,020)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(25,764)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Dow 30 :: 47

Statements of Changes in Net Assets

	Year Ended December 31, 2016	Year Ended December 31, 2015
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(10,744)	$(38,210)
Net realized gains (losses) on investments	(11,300)	(472,121)
Change in net unrealized appreciation/depreciation on investments	(3,720)	15,063
Change in net assets resulting from operations	(25,764)	(495,268)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	—	(14,292)
Change in net assets resulting from distributions	—	(14,292)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	98,873,486	193,579,203
Distributions reinvested	—	14,292
Value of shares redeemed	(101,133,682)	(193,287,523)
Change in net assets resulting from capital transactions	(2,260,196)	305,972
Change in net assets	(2,285,960)	(203,588)

NET ASSETS:
Beginning of period	2,616,073	2,819,661
End of period	$330,113	$2,616,073

SHARE TRANSACTIONS:
Issued	2,948,517	5,783,969
Reinvested	—	470
Redeemed	(3,020,614)	(5,786,347)
Change in shares	(72,097)	(1,908)

See accompanying notes to financial statements.

48 :: ProFund VP Dow 30 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012
Net Asset Value, Beginning of Period	$32.23	$33.94	$37.19	$29.71	$27.81

Investment Activities:
Net investment income (loss)(a)	(0.38)	(0.51)	(0.58)	(0.55)	(0.46)
Net realized and unrealized gains (losses) on investments	4.54 (b)	(0.54)	2.62	8.03	2.36
Total income (loss) from investment activities	4.16	(1.05)	2.04	7.48	1.90

Distributions to Shareholders From:
Net realized gains on investments	—	(0.66)	(5.29)	—	—

Net Asset Value, End of Period	$36.39	$32.23	$33.94	$37.19	$29.71

Total Return	12.91%	(2.97)%	6.38%	25.18%	6.83%

Ratios to Average Net Assets:
Gross expenses	1.44%	1.58%	1.68%	1.70%	1.78%
Net expenses	1.44%	1.58%	1.68%	1.68%	1.68%
Net investment income (loss)	(1.15)%	(1.54)%	(1.66)%	(1.64)%	(1.58)%

Supplemental Data:
Net assets, end of period (000’s)	$330	$2,616	$2,820	$645	$7,962
Portfolio turnover rate(c)	—	—	—	—	—

(a)         Per share net investment income (loss) has been calculated using the average daily shares method

(b)         The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

Management Discussion of Fund Performance :: ProFund VP NASDAQ-100 :: 49

ProFund VP NASDAQ-100 seeks investment results, before fees and expenses, that correspond to the performance of the NASDAQ-100® Index (the “Index”). For the year ended December 31, 2016, the Fund had a total return of 5.26%. For the same period, the Index had a total return of 7.27%(1) and a volatility of 16.19%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar return characteristics as the return of the Index. The Index represents the largest non-financial domestic and international issues listed on The NASDAQ Stock Market. To be eligible for inclusion companies cannot be in bankruptcy proceedings and must meet certain additional criteria including minimum trading volume and “seasoning” requirements. The Index is calculated under a modified capitalization-weighted methodology.

During the year ended December 31, 2016, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP NASDAQ-100 from December 31, 2006 to December 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/16

Fund	One Year	Five Year	Ten Year
ProFund VP NASDAQ-100	5.26%	15.61%	9.80%
NASDAQ-100 Index	7.27%	17.90%	11.82%

Expense Ratios**

Fund	Gross	Net
ProFund VP NASDAQ-100	1.73%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 2, 2016. Contractual fee waivers are in effect through April 30, 2017. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	57%
Futures Contracts	13%
Swap Agreements	30%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	6.2%
Alphabet, Inc.	5.0%
Microsoft Corp.	4.9%
Amazon.com, Inc.	3.6%
Facebook, Inc.	2.7%

NASDAQ-100 Index — Composition

% of Index
Information Technology	59%
Consumer Discretionary	21%
Health Care	11%
Consumer Staples	6%
Industrials	2%
Telecommunication Services	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)                     The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)                     1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

50 :: ProFund VP NASDAQ-100 :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2016

Common Stocks (56.9%)

	Shares	Value
Activision Blizzard, Inc. (Software)	4,530	$163,578
Adobe Systems, Inc.* (Software)	3,030	311,938
Akamai Technologies, Inc.* (Internet Software & Services)	1,050	70,014
Alexion Pharmaceuticals, Inc.* (Biotechnology)	1,380	168,843
Alphabet, Inc.*—Class A (Internet Software & Services)	1,800	1,426,410
Alphabet, Inc.*—Class C (Internet Software & Services)	2,100	1,620,822
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	2,910	2,182,122
American Airlines Group, Inc. (Airlines)	3,150	147,074
Amgen, Inc. (Biotechnology)	4,530	662,330
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	1,890	137,252
Apple, Inc. (Technology Hardware, Storage & Peripherals)	32,580	3,773,416
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	6,600	212,982
Autodesk, Inc.* (Software)	1,350	99,914
Automatic Data Processing, Inc. (IT Services)	2,760	283,672
Baidu, Inc.*ADR (Internet Software & Services)	1,680	276,209
Biogen, Inc.* (Biotechnology)	1,320	374,326
BioMarin Pharmaceutical, Inc.* (Biotechnology)	1,050	86,982
Broadcom, Ltd. (Semiconductors & Semiconductor Equipment)	2,430	429,551
CA, Inc. (Software)	2,550	81,014
Celgene Corp.* (Biotechnology)	4,740	548,655
Cerner Corp.* (Health Care Technology)	2,070	98,056
Charter Communications, Inc.*—Class A (Media)	1,650	475,068
Check Point Software Technologies, Ltd.* (Software)	1,050	88,683
Cintas Corp. (Commercial Services & Supplies)	630	72,803
Cisco Systems, Inc. (Communications Equipment)	30,660	926,545
Citrix Systems, Inc.* (Software)	960	85,738
Cognizant Technology Solutions Corp.* (IT Services)	3,720	208,432
Comcast Corp.—Class A (Media)	14,550	1,004,678
Costco Wholesale Corp. (Food & Staples Retailing)	2,670	427,494
CSX Corp. (Road & Rail)	5,730	205,878
Ctrip.com International, Ltd.*ADR (Internet & Direct Marketing Retail)	2,550	102,000
Dentsply Sirona, Inc. (Health Care Equipment & Supplies)	1,410	81,399
Discovery Communications, Inc.*—Class A (Media)	930	25,491
Discovery Communications, Inc.*—Class C (Media)	1,440	38,563
Dish Network Corp.*—Class A (Media)	1,380	79,943
Dollar Tree, Inc.* (Multiline Retail)	1,440	111,139
eBay, Inc.* (Internet Software & Services)	6,840	203,080
Electronic Arts, Inc.* (Software)	1,830	144,131
Expedia, Inc. (Internet & Direct Marketing Retail)	840	95,155
Express Scripts Holding Co.* (Health Care Providers & Services)	3,780	260,026
Facebook, Inc.*—Class A (Internet Software & Services)	14,310	1,646,366
Fastenal Co. (Trading Companies & Distributors)	1,770	83,155
Fiserv, Inc.* (IT Services)	1,320	140,290
Gilead Sciences, Inc. (Biotechnology)	8,040	575,744
Hasbro, Inc. (Leisure Products)	750	58,343
Henry Schein, Inc.* (Health Care Providers & Services)	480	72,821
Hologic, Inc.* (Health Care Equipment & Supplies)	1,710	68,605
Illumina, Inc.* (Life Sciences Tools & Services)	900	115,236
Incyte Corp.* (Biotechnology)	1,140	114,308
Intel Corp. (Semiconductors & Semiconductor Equipment)	28,950	1,050,017
Intuit, Inc. (Software)	1,560	178,791
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	240	152,201
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	5,610	142,718
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	960	75,533
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	990	104,673
Liberty Global PLC*—Class A (Media)	1,560	47,720
Liberty Global PLC*—Class C (Media)	3,900	115,830
Liberty Interactive Corp.*—Class G (Internet & Direct Marketing Retail)	2,730	54,545
Liberty LiLAC Group*—Class A (Media)	300	6,588
Liberty LiLAC Group*—Class C (Media)	750	15,878
Liberty Ventures*—Class A (Internet & Direct Marketing Retail)	510	18,804
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	2,400	198,432
Mattel, Inc. (Leisure Products)	2,100	57,855
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	1,740	67,112
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,320	84,678
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	6,360	139,411
Microsoft Corp. (Software)	47,490	2,951,028
Mondelez International, Inc.—Class A (Food Products)	9,420	417,589
Monster Beverage Corp.* (Beverages)	3,480	154,303
Mylan N.V.* (Pharmaceuticals)	3,270	124,751
Netease.com, Inc.ADR (Internet Software & Services)	480	103,363
Netflix, Inc.* (Internet & Direct Marketing Retail)	2,610	323,118
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	1,380	58,691
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	3,300	352,242
NXP Semiconductors N.V.* (Semiconductors & Semiconductor Equipment)	2,040	199,940
O’Reilly Automotive, Inc.* (Specialty Retail)	570	158,694
PACCAR, Inc. (Machinery)	2,130	136,107
Paychex, Inc. (IT Services)	2,220	135,154
PayPal Holdings, Inc.* (IT Services)	7,380	291,288

See accompanying notes to financial statements.

Financial Statements :: ProFund VP NASDAQ-100 :: 51

Common Stocks, continued

	Shares	Value
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	9,030	$588,756
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	630	231,267
Ross Stores, Inc. (Specialty Retail)	2,430	159,407
SBA Communications Corp.*—Class A (Diversified Telecommunication Services)	750	77,445
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	1,800	68,706
Shire Pharmaceuticals Group PLCADR (Biotechnology)	510	86,894
Sirius XM Holdings, Inc. (Media)	29,460	131,097
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	1,140	85,112
Starbucks Corp. (Hotels, Restaurants & Leisure)	8,880	493,018
Symantec Corp. (Software)	3,810	91,021
Tesla Motors, Inc.* (Automobiles)	930	198,732
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	6,120	446,576
The Kraft Heinz Co. (Food Products)	7,440	649,660
The Priceline Group, Inc.* (Internet & Direct Marketing Retail)	300	439,818
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	5,040	289,851
Tractor Supply Co. (Specialty Retail)	810	61,406
TripAdvisor, Inc.* (Internet & Direct Marketing Retail)	810	37,560
Twenty-First Century Fox, Inc.—Class A (Media)	6,450	180,858
Twenty-First Century Fox, Inc.—Class B (Media)	4,890	133,253
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	390	99,427
Verisk Analytics, Inc.*—Class A (Professional Services)	1,020	82,793
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,530	112,715
Viacom, Inc.—Class B (Media)	2,130	74,763
Vodafone Group PLCADR (Wireless Telecommunication Services)	2,640	64,495
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	6,630	548,699
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	1,740	118,233
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	1,530	92,366
Yahoo!, Inc.* (Internet Software & Services)	5,820	225,059
TOTAL COMMON STOCKS (Cost $11,923,639)		34,452,315

Repurchase Agreements(a)(b) (44.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.23%—0.44%, dated 12/30/16, due 1/3/17, total to be received $26,976,811	$26,976,000	$26,976,000
TOTAL REPURCHASE AGREEMENTS (Cost $26,976,000)		26,976,000
TOTAL INVESTMENT SECURITIES (Cost $38,899,639)—101.5%		61,428,315
Net other assets (liabilities)—(1.5)%		(929,276)
NET ASSETS—100.0%		$60,499,039

*                             Non-income producing security

(a)                     The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                     A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2016, the aggregate amount held in a segregated account was $2,734,000.

ADR                American Depositary Receipt

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts	81	3/20/17	$7,882,920	$40,835

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
NASDAQ-100 Index	Goldman Sachs International	1/27/17	1.27%	$8,475,008	$(177,315)
NASDAQ-100 Index	UBS AG	1/27/17	1.22%	9,780,800	(147,973)
				$18,255,808	$(325,288)

^                              Reflects the floating financing rate, as of December 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to financial statements.

52 :: ProFund VP NASDAQ-100 :: Financial Statements

ProFund VP NASDAQ-100 invested in the following industries as of December 31, 2016:

	Value	% of Net Assets
Airlines	$147,074	0.3%
Automobiles	198,732	0.3%
Beverages	154,303	0.3%
Biotechnology	2,962,064	4.8%
Commercial Services & Supplies	72,803	0.1%
Communications Equipment	926,545	1.5%
Diversified Telecommunication Services	77,445	0.1%
Food & Staples Retailing	976,193	1.6%
Food Products	1,067,249	1.7%
Health Care Equipment & Supplies	302,205	0.5%
Health Care Providers & Services	332,847	0.6%
Health Care Technology	98,056	0.2%
Hotels, Restaurants & Leisure	750,141	1.2%
Internet & Direct Marketing Retail	3,395,840	5.6%
Internet Software & Services	5,571,323	9.3%
IT Services	1,058,836	1.8%
Leisure Products	116,198	0.2%
Life Sciences Tools & Services	115,236	0.2%
Machinery	136,107	0.2%
Media	2,329,730	3.9%
Multiline Retail	111,139	0.2%
Pharmaceuticals	124,751	0.2%
Professional Services	82,793	0.1%
Road & Rail	205,878	0.4%
Semiconductors & Semiconductor Equipment	4,066,201	6.7%
Software	4,195,836	6.9%
Specialty Retail	478,934	0.8%
Technology Hardware, Storage & Peripherals	3,960,355	6.5%
Trading Companies & Distributors	83,155	0.1%
Wireless Telecommunication Services	354,346	0.6%
Other**	26,046,724	43.1%
Total	$60,499,039	100.0%

** Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP NASDAQ-100 :: 53

Statement of Assets and Liabilities
December 31, 2016

ASSETS:
Total Investment Securities, at cost	$38,899,639
Securities, at value	34,452,315
Repurchase agreements, at value	26,976,000
Total Investment Securities, at value	61,428,315
Cash	634
Segregated cash balances with brokers	320,760
Dividends and interest receivable	13,368
Receivable for capital shares issued	40,405
Prepaid expenses	289
TOTAL ASSETS	61,803,771

LIABILITIES:
Payable for capital shares redeemed	696,653
Unrealized loss on swap agreements	325,288
Variation margin on futures contracts	85,050
Advisory fees payable	57,636
Management services fees payable	7,685
Administration fees payable	1,794
Administrative services fees payable	28,059
Distribution fees payable	28,543
Trustee fees payable	19
Transfer agency fees payable	5,428
Fund accounting fees payable	2,035
Compliance services fees payable	294
Other accrued expenses	66,248
TOTAL LIABILITIES	1,304,732
NET ASSETS	$60,499,039

NET ASSETS CONSIST OF:
Capital	$39,698,972
Accumulated net realized gains (losses) on investments	(1,444,156)
Net unrealized appreciation (depreciation) on investments	22,244,223
NET ASSETS	$60,499,039

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,838,586
Net Asset Value (offering and redemption price per share)	$32.91

Statement of Operations
For the Year Ended December 31, 2016

INVESTMENT INCOME:
Dividends	$433,132
Interest	65,431
TOTAL INVESTMENT INCOME	498,563

EXPENSES:
Advisory fees	433,199
Management services fees	57,759
Administration fees	22,978
Transfer agency fees	33,251
Administrative services fees	156,078
Distribution fees	144,400
Custody fees	9,138
Fund accounting fees	27,456
Trustee fees	1,513
Compliance services fees	550
Other fees	90,066
Recoupment of prior expenses reduced by the Advisor	24,500
Total Gross Expenses before reductions	1,000,888
Expenses reduced and reimbursed by the Advisor	(30,525)
TOTAL NET EXPENSES	970,363
NET INVESTMENT INCOME (LOSS)	(471,800)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	626,003
Net realized gains (losses) on futures contracts	536,609
Net realized gains (losses) on swap agreements	(918,125)
Change in net unrealized appreciation/depreciation on investments	1,215,157
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	1,459,644

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$987,844

See accompanying notes to financial statements.

54 :: ProFund VP NASDAQ-100 :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2016	Year Ended December 31, 2015
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(471,800)	$(670,351)
Net realized gains (losses) on investments	244,487	3,010,403
Change in net unrealized appreciation/depreciation on investments	1,215,157	1,434,196
Change in net assets resulting from operations	987,844	3,774,248

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	(2,044,108)	(7,054,775)
Change in net assets resulting from distributions	(2,044,108)	(7,054,775)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	302,273,184	457,444,852
Distributions reinvested	2,044,108	7,054,775
Value of shares redeemed	(320,216,041)	(470,672,480)
Change in net assets resulting from capital transactions	(15,898,749)	(6,172,853)
Change in net assets	(16,955,013)	(9,453,380)

NET ASSETS:
Beginning of period	77,454,052	86,907,432
End of period	$60,499,039	$77,454,052
Accumulated net investment income (loss)	$—	$4,855

SHARE TRANSACTIONS:
Issued	9,556,262	14,009,461
Reinvested	62,339	224,317
Redeemed	(10,158,900)	(14,380,867)
Change in shares	(540,299)	(147,089)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP NASDAQ-100 :: 55

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012
Net Asset Value, Beginning of Period	$32.56	$34.41	$30.48	$22.70	$19.53

Investment Activities:
Net investment income (loss)(a)	(0.26)	(0.33)	(0.30)	(0.23)	(0.21)
Net realized and unrealized gains (losses) on investments	1.97	2.74	5.33	8.01	3.38
Total income (loss) from investment activities	1.71	2.41	5.03	7.78	3.17

Distributions to Shareholders From:
Net realized gains on investments	(1.36)	(4.26)	(1.10)	—	—

Net Asset Value, End of Period	$32.91	$32.56	$34.41	$30.48	$22.70

Total Return	5.26%	7.45%	17.01%	34.27%	16.23%

Ratios to Average Net Assets:
Gross expenses	1.73%	1.74%	1.74%	1.74%	1.82%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)	(0.82)%	(0.99)%	(0.94)%	(0.89)%	(0.93)%

Supplemental Data:
Net assets, end of period (000’s)	$60,499	$77,454	$86,907	$62,389	$43,094
Portfolio turnover rate(b)	4%	9%	6%	11%	7%

(a)                     Per share net investment income (loss) has been calculated using the average daily shares method.

(b)                     Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

56 :: ProFund VP Large-Cap Value :: Management Discussion of Fund Performance

ProFund VP Large-Cap Value seeks investment results, before fees and expenses, that correspond to the performance of the S&P 500 Value Index (the “Index”). For the year ended December 31, 2016, the Fund had a total return of 15.43%. For the same period, the Index had a total return of 17.40%(1) and a volatility of 13.69%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities that, in combination, should have similar return characteristics as the return of the Index. The Index is designed to provide a comprehensive measure of large-cap U.S. equity “value” performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprising stocks representing approximately half the market capitalization of the S&P 500 that have been identified as being on the value end of the growth-value spectrum.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Large-Cap Value from December 31, 2006 to December 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/16

Fund	One Year	Five Year	Ten Year
ProFund VP Large-Cap Value	15.43%	12.74%	3.76%
S&P 500 Value Index	17.40%	14.69%	5.50%

Expense Ratios**

Fund	Gross	Net
ProFund VP Large-Cap Value	1.68%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 2, 2016. Contractual fee waivers are in effect through April 30, 2017. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	4.1%
JPMorgan Chase & Co.	3.4%
Berkshire Hathaway, Inc.	3.4%
AT&T, Inc.	2.9%
Wells Fargo & Co.	2.7%

S&P 500 Value Index — Composition

% of Index
Financials	26%
Energy	12%
Consumer Staples	12%
Health Care	12%
Industrials	9%
Consumer Discretionary	7%
Information Technology	7%
Utilities	6%
Telecommunication Services	4%
Materials	3%
Real Estate	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)                     The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)                     1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Large-Cap Value :: 57

Schedule of Portfolio Investments :: December 31, 2016

Common Stocks (99.8%)

	Shares	Value
3M Co. (Industrial Conglomerates)	576	$102,856
Abbott Laboratories (Health Care Equipment & Supplies)	4,128	158,556
Affiliated Managers Group, Inc.* (Capital Markets)	192	27,898
Aflac, Inc. (Insurance)	1,152	80,179
Agilent Technologies, Inc. (Life Sciences Tools & Services)	288	13,121
Air Products & Chemicals, Inc. (Chemicals)	288	41,420
Alaska Air Group, Inc. (Airlines)	96	8,518
Allegion PLC (Building Products)	96	6,144
Allergan PLC* (Pharmaceuticals)	1,056	221,771
Alliance Data Systems Corp. (IT Services)	96	21,936
Alliant Energy Corp. (Electric Utilities)	384	14,550
Ameren Corp. (Multi-Utilities)	672	35,253
American Airlines Group, Inc. (Airlines)	1,440	67,234
American Electric Power Co., Inc. (Electric Utilities)	1,344	84,618
American Express Co. (Consumer Finance)	1,152	85,340
American International Group, Inc. (Insurance)	2,688	175,553
Ameriprise Financial, Inc. (Capital Markets)	192	21,300
AmerisourceBergen Corp. (Health Care Providers & Services)	480	37,531
AMETEK, Inc. (Electrical Equipment)	672	32,659
Amgen, Inc. (Biotechnology)	960	140,362
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	768	53,553
Anthem, Inc. (Health Care Providers & Services)	768	110,415
Apache Corp. (Oil, Gas & Consumable Fuels)	384	24,372
Archer-Daniels-Midland Co. (Food Products)	1,632	74,501
Arconic, Inc. (Aerospace & Defense)	1,248	23,138
Assurant, Inc. (Insurance)	192	17,829
AT&T, Inc. (Diversified Telecommunication Services)	17,184	730,836
Autodesk, Inc.* (Software)	192	14,210
AutoNation, Inc.* (Specialty Retail)	192	9,341
Avery Dennison Corp. (Containers & Packaging)	96	6,741
Baker Hughes, Inc. (Energy Equipment & Services)	672	43,660
Ball Corp. (Containers & Packaging)	480	36,034
Bank of America Corp. (Banks)	28,224	623,751
Baxter International, Inc. (Health Care Equipment & Supplies)	1,344	59,593
BB&T Corp. (Banks)	2,304	108,334
Bed Bath & Beyond, Inc. (Specialty Retail)	384	15,606
Berkshire Hathaway, Inc.*—Class B (Diversified Financial Services)	5,280	860,534
Best Buy Co., Inc. (Specialty Retail)	480	20,482
BlackRock, Inc.—Class A (Capital Markets)	192	73,064
BorgWarner, Inc. (Auto Components)	576	22,717
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	192	24,150
Bristol-Myers Squibb Co. (Pharmaceuticals)	2,112	123,425
Brown-Forman Corp.—Class B (Beverages)	192	8,625
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	192	14,066
CA, Inc. (Software)	864	27,449
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	672	15,698
Campbell Soup Co. (Food Products)	192	11,610
Capital One Financial Corp. (Consumer Finance)	1,344	117,250
Cardinal Health, Inc. (Health Care Providers & Services)	864	62,182
CarMax, Inc.* (Specialty Retail)	288	18,544
Carnival Corp.—Class A (Hotels, Restaurants & Leisure)	1,152	59,973
Caterpillar, Inc. (Machinery)	768	71,225
CBRE Group, Inc.*—Class A (Real Estate Management & Development)	480	15,115
Centene Corp.* (Health Care Providers & Services)	480	27,125
CenterPoint Energy, Inc. (Multi-Utilities)	480	11,827
CenturyLink, Inc. (Diversified Telecommunication Services)	1,536	36,526
CF Industries Holdings, Inc. (Chemicals)	672	21,155
Chesapeake Energy Corp.* (Oil, Gas & Consumable Fuels)	1,056	7,413
Chevron Corp. (Oil, Gas & Consumable Fuels)	5,280	621,456
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	96	36,223
Chubb, Ltd. (Insurance)	1,344	177,570
Church & Dwight Co., Inc. (Household Products)	288	12,727
Cigna Corp. (Health Care Providers & Services)	672	89,638
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	96	13,046
Cincinnati Financial Corp. (Insurance)	192	14,544
Cisco Systems, Inc. (Communications Equipment)	14,016	423,563
Citigroup, Inc. (Banks)	7,968	473,538
Citizens Financial Group, Inc. (Banks)	864	30,784
CME Group, Inc. (Capital Markets)	384	44,294
CMS Energy Corp. (Multi-Utilities)	768	31,964
Coach, Inc. (Textiles, Apparel & Luxury Goods)	384	13,448
Cognizant Technology Solutions Corp.* (IT Services)	480	26,894
Colgate-Palmolive Co. (Household Products)	1,056	69,105
Comerica, Inc. (Banks)	192	13,077
ConAgra Foods, Inc. (Food Products)	1,152	45,562
Concho Resources, Inc.* (Oil, Gas & Consumable Fuels)	192	25,459
ConocoPhillips (Oil, Gas & Consumable Fuels)	3,456	173,284
Consolidated Edison, Inc. (Multi-Utilities)	864	63,660
Costco Wholesale Corp. (Food & Staples Retailing)	1,248	199,817
Coty, Inc. (Personal Products)	768	14,062
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	384	33,320
CSRA, Inc. (IT Services)	192	6,113
CSX Corp. (Road & Rail)	960	34,493
CVS Health Corp. (Food & Staples Retailing)	2,976	234,836
D.R. Horton, Inc. (Household Durables)	960	26,237
Danaher Corp. (Health Care Equipment & Supplies)	768	59,781
DaVita HealthCare Partners, Inc.* (Health Care Providers & Services)	480	30,816
Deere & Co. (Machinery)	384	39,567
Delphi Automotive PLC (Auto Components)	768	51,725
Delta Air Lines, Inc. (Airlines)	2,016	99,167
Dentsply Sirona, Inc. (Health Care Equipment & Supplies)	672	38,795

See accompanying notes to financial statements.

58 :: ProFund VP Large-Cap Value :: Financial Statements

Common Stocks, continued

	Shares		Value
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	672		$30,690
Dominion Resources, Inc. (Multi-Utilities)	960		73,526
Dover Corp. (Machinery)	480		35,966
Dr. Pepper Snapple Group, Inc. (Beverages)	192		17,409
DTE Energy Co. (Multi-Utilities)	480		47,285
Duke Energy Corp. (Electric Utilities)	1,920		149,029
E.I. du Pont de Nemours & Co. (Chemicals)	1,248		91,603
Eastman Chemical Co. (Chemicals)	384		28,881
Eaton Corp. PLC (Electrical Equipment)	1,248		83,729
eBay, Inc.* (Internet Software & Services)	1,728		51,304
Ecolab, Inc. (Chemicals)	288		33,759
Edison International (Electric Utilities)	864		62,199
Eli Lilly & Co. (Pharmaceuticals)	1,536		112,973
Emerson Electric Co. (Electrical Equipment)	960		53,520
Endo International PLC* (Pharmaceuticals)	576		9,487
Entergy Corp. (Electric Utilities)	480		35,266
Envision Healthcare Corp.* (Health Care Providers & Services)	192		12,152
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	768		77,645
EQT Corp. (Oil, Gas & Consumable Fuels)	192		12,557
Equity Residential (Equity Real Estate Investment Trusts)	384		24,714
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	96		22,320
Eversource Energy (Electric Utilities)	864		47,719
Exelon Corp. (Electric Utilities)	2,592		91,990
Expeditors International of Washington, Inc. (Air Freight & Logistics)	192		10,168
Express Scripts Holding Co.* (Health Care Providers & Services)	1,728		118,870
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	11,616		1,048,460
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	96		13,643
Fifth Third Bancorp (Banks)	2,112		56,961
First Horizon National Corp. (Banks)	—	(a)	9
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	192		6,161
FirstEnergy Corp. (Electric Utilities)	1,152		35,677
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	96		3,474
Flowserve Corp. (Machinery)	384		18,451
Fluor Corp. (Construction & Engineering)	384		20,168
FMC Corp. (Chemicals)	96		5,430
FMC Technologies, Inc.* (Energy Equipment & Services)	672		23,876
Foot Locker, Inc. (Specialty Retail)	192		13,611
Ford Motor Co. (Automobiles)	10,944		132,751
Fortune Brands Home & Security, Inc. (Building Products)	96		5,132
Franklin Resources, Inc. (Capital Markets)	960		37,997
Freeport-McMoRan, Inc.* (Metals & Mining)	1,344		17,727
Frontier Communications Corp. (Diversified Telecommunication Services)	3,264		11,032
General Electric Co. (Industrial Conglomerates)	13,056		412,569
General Mills, Inc. (Food Products)	768		47,439
General Motors Co. (Automobiles)	3,840		133,786
Genuine Parts Co. (Distributors)	384		36,687
H & R Block, Inc. (Diversified Consumer Services)	576		13,242
Halliburton Co. (Energy Equipment & Services)	1,056		57,119
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	480		10,354
Hartford Financial Services Group, Inc. (Insurance)	1,056		50,318
HCA Holdings, Inc.* (Health Care Providers & Services)	384		28,424
HCP, Inc. (Equity Real Estate Investment Trusts)	1,344		39,944
Helmerich & Payne, Inc. (Energy Equipment & Services)	288		22,291
Henry Schein, Inc.* (Health Care Providers & Services)	192		29,128
Hess Corp. (Oil, Gas & Consumable Fuels)	768		47,839
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	4,608		106,628
Hologic, Inc.* (Health Care Equipment & Supplies)	288		11,555
Honeywell International, Inc. (Industrial Conglomerates)	864		100,094
Hormel Foods Corp. (Food Products)	768		26,734
HP, Inc. (Technology Hardware, Storage & Peripherals)	4,800		71,232
Huntington Bancshares, Inc. (Banks)	3,072		40,612
Illumina, Inc.* (Life Sciences Tools & Services)	96		12,292
Intel Corp. (Semiconductors & Semiconductor Equipment)	6,912		250,698
International Business Machines Corp. (IT Services)	1,056		175,286
International Flavors & Fragrances, Inc. (Chemicals)	96		11,312
International Paper Co. (Containers & Packaging)	1,152		61,125
Invesco, Ltd. (Capital Markets)	1,152		34,952
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	288		9,354
Jacobs Engineering Group, Inc.* (Construction & Engineering)	384		21,888
Johnson & Johnson (Pharmaceuticals)	2,976		342,864
Johnson Controls International PLC (Building Products)	2,592		106,765
JPMorgan Chase & Co. (Banks)	9,984		861,520
Juniper Networks, Inc. (Communications Equipment)	480		13,565
Kansas City Southern Industries, Inc. (Road & Rail)	288		24,437
Kellogg Co. (Food Products)	288		21,228
KeyCorp (Banks)	1,536		28,063
Kimberly-Clark Corp. (Household Products)	480		54,778
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	5,376		111,337
Kohl’s Corp. (Multiline Retail)	480		23,702
L Brands, Inc. (Specialty Retail)	384		25,282
L-3 Communications Holdings, Inc. (Aerospace & Defense)	96		14,603
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	96		12,324
Leggett & Platt, Inc. (Household Durables)	192		9,385
Lennar Corp.—Class A (Household Durables)	576		24,728
Leucadia National Corp. (Diversified Financial Services)	864		20,088
Level 3 Communications, Inc.* (Diversified Telecommunication Services)	384		21,642
Lincoln National Corp. (Insurance)	672		44,533
Loews Corp. (Insurance)	768		35,965
Lowe’s Cos., Inc. (Specialty Retail)	864		61,447
LyondellBasell Industries N.V.—Class A (Chemicals)	960		82,349
M&T Bank Corp. (Banks)	480		75,086
Macy’s, Inc. (Multiline Retail)	864		30,940

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Large-Cap Value :: 59

Common Stocks, continued

	Shares		Value
Mallinckrodt PLC* (Pharmaceuticals)	288		$14,348
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	2,400		41,544
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,440		72,504
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	—	(a)	26
Masco Corp. (Building Products)	384		12,142
Mattel, Inc. (Leisure Products)	384		10,579
McCormick & Co., Inc. (Food Products)	96		8,960
McDonald’s Corp. (Hotels, Restaurants & Leisure)	864		105,165
McKesson Corp. (Health Care Providers & Services)	672		94,382
Mead Johnson Nutrition Co.—Class A (Food Products)	192		13,586
Medtronic PLC (Health Care Equipment & Supplies)	3,840		273,524
Merck & Co., Inc. (Pharmaceuticals)	2,880		169,546
MetLife, Inc. (Insurance)	3,072		165,550
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	2,880		63,130
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	96		9,400
Mohawk Industries, Inc.* (Household Durables)	96		19,169
Molson Coors Brewing Co.—Class B (Beverages)	480		46,709
Mondelez International, Inc.—Class A (Food Products)	4,320		191,507
Monsanto Co. (Chemicals)	384		40,401
Monster Beverage Corp.* (Beverages)	480		21,283
Morgan Stanley (Capital Markets)	4,032		170,352
Mylan N.V.* (Pharmaceuticals)	1,248		47,611
National Oilwell Varco, Inc. (Energy Equipment & Services)	1,056		39,537
Navient Corp. (Consumer Finance)	864		14,196
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	288		10,158
Newell Rubbermaid, Inc. (Household Durables)	480		21,432
Newfield Exploration Co.* (Oil, Gas & Consumable Fuels)	192		7,776
News Corp.—Class A (Media)	1,056		12,102
News Corp.—Class B (Media)	288		3,398
NextEra Energy, Inc. (Electric Utilities)	672		80,277
Nielsen Holdings PLC (Professional Services)	384		16,109
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	1,632		82,954
NiSource, Inc. (Multi-Utilities)	864		19,129
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	672		25,576
Nordstrom, Inc. (Multiline Retail)	288		13,804
Norfolk Southern Corp. (Road & Rail)	768		82,998
Northern Trust Corp. (Capital Markets)	192		17,098
NRG Energy, Inc. (Independent Power & Renewable Electricity Producers)	864		10,593
Nucor Corp. (Metals & Mining)	384		22,856
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,248		88,895
Omnicom Group, Inc. (Media)	192		16,341
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	192		11,023
Oracle Corp. (Software)	3,552		136,575
PACCAR, Inc. (Machinery)	480		30,672
Parker-Hannifin Corp. (Machinery)	96		13,440
Patterson Cos., Inc. (Health Care Providers & Services)	192		7,878
Pentair PLC (Machinery)	480		26,914
People’s United Financial, Inc. (Banks)	864		16,727
PepsiCo, Inc. (Beverages)	1,728		180,801
PerkinElmer, Inc. (Life Sciences Tools & Services)	288		15,019
Perrigo Co. PLC (Pharmaceuticals)	384		31,960
Pfizer, Inc. (Pharmaceuticals)	7,488		243,210
PG&E Corp. (Electric Utilities)	1,440		87,509
Philip Morris International, Inc. (Tobacco)	1,920		175,661
Phillips 66 (Oil, Gas & Consumable Fuels)	1,248		107,840
Pinnacle West Capital Corp. (Electric Utilities)	288		22,473
Pitney Bowes, Inc. (Commercial Services & Supplies)	480		7,291
PNC Financial Services Group, Inc. (Banks)	1,344		157,194
PPG Industries, Inc. (Chemicals)	384		36,388
PPL Corp. (Electric Utilities)	1,920		65,376
Praxair, Inc. (Chemicals)	384		45,001
Principal Financial Group, Inc. (Insurance)	768		44,436
Prudential Financial, Inc. (Insurance)	1,248		129,867
Public Service Enterprise Group, Inc. (Multi-Utilities)	1,440		63,187
Public Storage (Equity Real Estate Investment Trusts)	192		42,912
PulteGroup, Inc. (Household Durables)	864		15,880
PVH Corp. (Textiles, Apparel & Luxury Goods)	192		17,326
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	384		20,248
Quest Diagnostics, Inc. (Health Care Providers & Services)	192		17,645
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	192		17,341
Range Resources Corp. (Oil, Gas & Consumable Fuels)	288		9,896
Raytheon Co. (Aerospace & Defense)	288		40,896
Realty Income Corp. (Equity Real Estate Investment Trusts)	288		16,554
Regions Financial Corp. (Banks)	3,456		49,628
Robert Half International, Inc. (Professional Services)	384		18,731
Rockwell Collins, Inc. (Aerospace & Defense)	96		8,905
Roper Technologies, Inc. (Industrial Conglomerates)	96		17,576
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	192		15,752
Ryder System, Inc. (Road & Rail)	192		14,292
SCANA Corp. (Multi-Utilities)	384		28,140
Schlumberger, Ltd. (Energy Equipment & Services)	2,112		177,303
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	864		32,979
Sealed Air Corp. (Containers & Packaging)	288		13,058
Sempra Energy (Multi-Utilities)	672		67,630
Signet Jewelers, Ltd. (Specialty Retail)	192		18,098
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	288		51,169
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	288		30,974
Snap-on, Inc. (Machinery)	96		16,442
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	576		6,232
Stanley Black & Decker, Inc. (Machinery)	192		22,020
Staples, Inc. (Specialty Retail)	1,824		16,507
State Street Corp. (Capital Markets)	1,056		82,072
Stericycle, Inc.* (Commercial Services & Supplies)	192		14,792
SunTrust Banks, Inc. (Banks)	1,344		73,718
Symantec Corp. (Software)	864		20,641

See accompanying notes to financial statements.

60 :: ProFund VP Large-Cap Value :: Financial Statements

Common Stocks, continued

	Shares	Value
Synchrony Financial (Consumer Finance)	2,208	$80,084
Sysco Corp. (Food & Staples Retailing)	672	37,209
T. Rowe Price Group, Inc. (Capital Markets)	192	14,450
Target Corp. (Multiline Retail)	1,536	110,945
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	480	33,255
TEGNA, Inc. (Media)	576	12,321
Teradata Corp.* (IT Services)	384	10,433
Tesoro Corp. (Oil, Gas & Consumable Fuels)	288	25,186
Textron, Inc. (Aerospace & Defense)	768	37,294
The AES Corp. (Independent Power & Renewable Electricity Producers)	1,824	21,195
The Allstate Corp. (Insurance)	1,056	78,271
The Bank of New York Mellon Corp. (Capital Markets)	2,976	141,003
The Boeing Co. (Aerospace & Defense)	576	89,672
The Clorox Co. (Household Products)	192	23,044
The Coca-Cola Co. (Beverages)	5,280	218,908
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	96	16,793
The Dow Chemical Co. (Chemicals)	3,168	181,272
The Estee Lauder Cos., Inc.—Class A (Personal Products)	288	22,029
The Gap, Inc. (Specialty Retail)	576	12,925
The Goldman Sachs Group, Inc. (Capital Markets)	1,056	252,859
The Goodyear Tire & Rubber Co. (Auto Components)	768	23,708
The Interpublic Group of Cos., Inc. (Media)	480	11,237
The JM Smucker Co.—Class A (Food Products)	288	36,881
The Kraft Heinz Co. (Food Products)	1,632	142,506
The Kroger Co. (Food & Staples Retailing)	2,592	89,450
The Macerich Co. (Equity Real Estate Investment Trusts)	384	27,203
The Mosaic Co. (Chemicals)	960	28,157
The NASDAQ OMX Group, Inc. (Capital Markets)	192	12,887
The Procter & Gamble Co. (Household Products)	3,840	322,866
The Progressive Corp. (Insurance)	1,632	57,936
The Sherwin-Williams Co. (Chemicals)	96	25,799
The Southern Co. (Electric Utilities)	2,784	136,945
The Travelers Cos., Inc. (Insurance)	768	94,019
The Walt Disney Co. (Media)	1,632	170,088
The Western Union Co. (IT Services)	480	10,426
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	1,056	32,884
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	384	54,183
Tiffany & Co. (Specialty Retail)	192	14,867
Torchmark Corp. (Insurance)	288	21,243
Tractor Supply Co. (Specialty Retail)	192	14,556
Transocean, Ltd.* (Energy Equipment & Services)	1,056	15,565
TripAdvisor, Inc.* (Internet & Direct Marketing Retail)	96	4,452
Twenty-First Century Fox, Inc.—Class A (Media)	1,536	43,069
Twenty-First Century Fox, Inc.—Class B (Media)	672	18,312
Tyson Foods, Inc.—Class A (Food Products)	768	47,370
U.S. Bancorp (Banks)	1,920	98,630
Union Pacific Corp. (Road & Rail)	672	69,673
United Technologies Corp. (Aerospace & Defense)	2,112	231,517
Universal Health Services, Inc.—Class B (Health Care Providers & Services)	96	10,212
Unum Group (Insurance)	672	29,521
V.F. Corp. (Textiles, Apparel & Luxury Goods)	960	51,216
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	1,248	85,263
Ventas, Inc. (Equity Real Estate Investment Trusts)	384	24,008
Verizon Communications, Inc. (Diversified Telecommunication Services)	5,376	286,971
Vertex Pharmaceuticals, Inc.* (Biotechnology)	288	21,217
Viacom, Inc.—Class B (Media)	960	33,696
Vornado Realty Trust (Equity Real Estate Investment Trusts)	288	30,059
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	2,400	198,624
Wal-Mart Stores, Inc. (Food & Staples Retailing)	4,224	291,962
Waters Corp.* (Life Sciences Tools & Services)	96	12,901
WEC Energy Group, Inc. (Multi-Utilities)	384	22,522
Wells Fargo & Co. (Banks)	12,576	693,064
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	768	52,186
WestRock Co. (Containers & Packaging)	672	34,117
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	2,112	63,549
Whirlpool Corp. (Household Durables)	192	34,900
Whole Foods Market, Inc. (Food & Staples Retailing)	864	26,577
Willis Towers Watson PLC (Insurance)	384	46,956
Wyndham Worldwide Corp. (Hotels, Restaurants & Leisure)	96	7,332
Xcel Energy, Inc. (Electric Utilities)	1,440	58,608
Xerox Corp. (Technology Hardware, Storage & Peripherals)	2,400	20,952
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	288	17,387
XL Group, Ltd. (Insurance)	768	28,616
Yahoo!, Inc.* (Internet Software & Services)	2,496	96,521
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	192	19,814
Zions Bancorp (Banks)	576	24,791
TOTAL COMMON STOCKS (Cost $18,973,523)		25,369,852

Repurchase Agreements(b) (0.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.23%—0.44%, dated 12/30/16, due 1/3/17, total to be received $228,007	$228,000	$228,000
TOTAL REPURCHASE AGREEMENTS (Cost $228,000)		228,000
TOTAL INVESTMENT SECURITIES (Cost $19,201,523)—100.7%		25,597,852
Net other assets (liabilities)—(0.7)%		(172,059)
NET ASSETS—100.0%		$25,425,793

*                             Non-income producing security

(a)                     Number of shares is less than 0.50.

(b)                     The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Large-Cap Value :: 61

ProFund VP Large-Cap Value invested in the following industries as of December 31, 2016:

	Value	% of Net Assets
Aerospace & Defense	$446,025	1.8%
Air Freight & Logistics	24,234	0.1%
Airlines	174,919	0.7%
Auto Components	98,150	0.4%
Automobiles	266,537	1.0%
Banks	3,425,487	13.4%
Beverages	493,735	1.9%
Biotechnology	161,579	0.6%
Building Products	130,183	0.5%
Capital Markets	930,226	3.7%
Chemicals	672,927	2.6%
Commercial Services & Supplies	22,083	0.1%
Communications Equipment	437,128	1.7%
Construction & Engineering	42,056	0.2%
Consumer Finance	296,870	1.2%
Containers & Packaging	151,075	0.6%
Distributors	36,687	0.1%
Diversified Consumer Services	13,242	0.1%
Diversified Financial Services	880,622	3.5%
Diversified Telecommunication Services	1,087,007	4.3%
Electric Utilities	972,236	3.9%
Electrical Equipment	169,908	0.7%
Electronic Equipment, Instruments & Components	36,729	0.1%
Energy Equipment & Services	379,351	1.5%
Equity Real Estate Investment Trusts	463,273	1.8%
Food & Staples Retailing	1,078,475	4.3%
Food Products	667,884	2.6%
Health Care Equipment & Supplies	638,411	2.5%
Health Care Providers & Services	688,722	2.7%
Hotels, Restaurants & Leisure	224,471	0.9%
Household Durables	151,731	0.6%
Household Products	482,520	1.9%
Independent Power & Renewable Electricity Producers	31,788	0.1%
Industrial Conglomerates	633,095	2.4%
Insurance	1,292,906	5.0%
Internet & Direct Marketing Retail	4,452	NM
Internet Software & Services	147,825	0.6%
IT Services	251,088	1.0%
Leisure Products	10,579	NM
Life Sciences Tools & Services	107,516	0.4%
Machinery	274,697	1.1%
Media	320,564	1.3%
Metals & Mining	40,583	0.2%
Multiline Retail	179,391	0.7%
Multi-Utilities	464,123	1.8%
Oil, Gas & Consumable Fuels	2,777,428	10.9%
Personal Products	36,091	0.1%
Pharmaceuticals	1,317,195	5.3%
Professional Services	34,840	0.1%
Real Estate Management & Development	15,115	0.1%
Road & Rail	225,893	0.9%
Semiconductors & Semiconductor Equipment	357,624	1.4%
Software	198,875	0.8%
Specialty Retail	241,266	0.9%
Technology Hardware, Storage & Peripherals	294,135	1.2%
Textiles, Apparel & Luxury Goods	192,639	0.8%
Tobacco	175,661	0.7%
Other**	55,941	0.2%
Total	$25,425,793	100.0%

**                      Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                     Not meaningful, amount is less than 0.05%.

See accompanying notes to financial statements.

62 :: ProFund VP Large-Cap Value :: Financial Statements

Statement of Assets and Liabilities
December 31, 2016

ASSETS:
Total Investment Securities, at cost	$19,201,523
Securities, at value	25,369,852
Repurchase agreements, at value	228,000
Total Investment Securities, at value	25,597,852
Cash	410
Dividends and interest receivable	34,998
Prepaid expenses	784
TOTAL ASSETS	25,634,044

LIABILITIES:
Payable for capital shares redeemed	156,882
Advisory fees payable	15,855
Management services fees payable	2,114
Administration fees payable	772
Administrative services fees payable	7,853
Distribution fees payable	6,888
Trustee fees payable	8
Transfer agency fees payable	2,063
Fund accounting fees payable	876
Compliance services fees payable	112
Other accrued expenses	14,828
TOTAL LIABILITIES	208,251
NET ASSETS	$25,425,793

NET ASSETS CONSIST OF:
Capital	$23,446,697
Accumulated net investment income (loss)	207,449
Accumulated net realized gains (losses) on investments	(4,624,682)
Net unrealized appreciation (depreciation) on investments	6,396,329
NET ASSETS	$25,425,793

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	612,309
Net Asset Value (offering and redemption price per share)	$41.52

Statement of Operations
For the Year Ended December 31, 2016

INVESTMENT INCOME:
Dividends	$529,936
Interest	113
TOTAL INVESTMENT INCOME	530,049

EXPENSES:
Advisory fees	147,535
Management services fees	19,671
Administration fees	7,696
Transfer agency fees	11,148
Administrative services fees	62,186
Distribution fees	49,178
Custody fees	3,538
Fund accounting fees	11,494
Trustee fees	472
Compliance services fees	188
Other fees	19,954
Total Gross Expenses before reductions	333,060
Expenses reduced and reimbursed by the Advisor	(2,582)
TOTAL NET EXPENSES	330,478
NET INVESTMENT INCOME (LOSS)	199,571

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	543,087
Change in net unrealized appreciation/depreciation on investments	1,871,214

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	2,414,301
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$2,613,872

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Large-Cap Value :: 63

Statements of Changes in Net Assets

	Year Ended December 31, 2016	Year Ended December 31, 2015
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$199,571	$210,811
Net realized gains (losses) on investments	543,087	2,749,272
Change in net unrealized appreciation/depreciation on investments	1,871,214	(3,926,175)
Change in net assets resulting from operations	2,613,872	(966,092)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(209,634)	(224,826)
Change in net assets resulting from distributions	(209,634)	(224,826)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	30,620,317	17,281,503
Distributions reinvested	209,634	224,826
Value of shares redeemed	(26,162,371)	(31,635,049)
Change in net assets resulting from capital transactions	4,667,580	(14,128,720)
Change in net assets	7,071,818	(15,319,638)

NET ASSETS:
Beginning of period	18,353,975	33,673,613
End of period	$25,425,793	$18,353,975
Accumulated net investment income (loss)	$207,449	$218,041

SHARE TRANSACTIONS:
Issued	801,553	463,136
Reinvested	5,340	5,869
Redeemed	(698,758)	(837,751)
Change in shares	108,135	(368,746)

See accompanying notes to financial statements.

64 :: ProFund VP Large-Cap Value :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012
Net Asset Value, Beginning of Period	$36.40	$38.58	$35.13	$27.28	$23.82

Investment Activities:
Net investment income (loss)(a)	0.38	0.36	0.29	0.26	0.23
Net realized and unrealized gains (losses) on investments	5.20	(2.17)	3.38	7.86	3.43
Total income (loss) from investment activities	5.58	(1.81)	3.67	8.12	3.66

Distributions to Shareholders From:
Net investment income	(0.46)	(0.37)	(0.22)	(0.27)	(0.20)

Net Asset Value, End of Period	$41.52	$36.40	$38.58	$35.13	$27.28

Total Return	15.43%	(4.73)%	10.47%	29.89%	15.42%
Ratios to Average Net Assets:
Gross expenses	1.69%	1.70%	1.77%	1.84%	1.93%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)	1.01%	0.96%	0.80%	0.81%	0.90%
Supplemental Data:
Net assets, end of period (000’s)	$25,426	$18,354	$33,674	$22,181	$23,152
Portfolio turnover rate(b)	138%	85%	126%	150%	212%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Management Discussion of Fund Performance :: ProFund VP Large-Cap Growth :: 65

ProFund VP Large-Cap Growth seeks investment results, before fees and expenses, that correspond to the performance of the S&P 500 Growth Index (the “Index”). For the year ended December 31, 2016, the Fund had a total return of 5.01%. For the same period, the Index had a total return of 6.89%(1) and a volatility of 13.40%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities that, in combination, should have similar return characteristics as the return of the Index. The Index is designed to provide a comprehensive measure of large-cap U.S. equity “growth” performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprising stocks representing approximately half the market capitalization of the S&P 500 that have been identified as being on the growth end of the growth-value spectrum.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Large-Cap Growth from December 31, 2006 to December 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/16

Fund	One Year	Five Year	Ten Year
ProFund VP Large-Cap Growth	5.01%	12.63%	6.59%
S&P 500 Growth Index	6.89%	14.54%	8.29%

Expense Ratios**

Fund	Gross	Net
ProFund VP Large-Cap Growth	1.68%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 2, 2016. Contractual fee waivers are in effect through April 30, 2017. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	6.0%
Microsoft Corp.	4.7%
Alphabet, Inc.	4.7%
Amazon.com, Inc.	2.9%
Facebook, Inc.	2.6%

S&P 500 Growth Index — Composition

% of Index
Information Technology	34%
Consumer Discretionary	17%
Health Care	15%
Industrials	12%
Consumer Staples	7%
Financials	4%
Real Estate	4%
Energy	3%
Materials	2%
Telecommunication Services	1%
Utilities	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)                    The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)                    1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

66 :: ProFund VP Large-Cap Growth :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2016

Common Stocks (99.9%)

	Shares	Value
3M Co. (Industrial Conglomerates)	1,014	$181,070
AbbVie, Inc. (Biotechnology)	4,134	258,871
Accenture PLC—Class A (IT Services)	1,560	182,723
Activision Blizzard, Inc. (Software)	1,716	61,965
Acuity Brands, Inc. (Electrical Equipment)	78	18,007
Adobe Systems, Inc.* (Software)	1,248	128,482
Advance Auto Parts, Inc. (Specialty Retail)	156	26,383
Aetna, Inc. (Health Care Providers & Services)	858	106,401
Agilent Technologies, Inc. (Life Sciences Tools & Services)	546	24,876
Air Products & Chemicals, Inc. (Chemicals)	312	44,872
Akamai Technologies, Inc.* (Internet Software & Services)	468	31,206
Alaska Air Group, Inc. (Airlines)	234	20,763
Albemarle Corp. (Chemicals)	312	26,857
Alexion Pharmaceuticals, Inc.* (Biotechnology)	546	66,803
Allegion PLC (Building Products)	156	9,984
Alliance Data Systems Corp. (IT Services)	78	17,823
Alliant Energy Corp. (Electric Utilities)	234	8,866
Alphabet, Inc.*—Class A (Internet Software & Services)	780	618,111
Alphabet, Inc.*—Class C (Internet Software & Services)	780	602,020
Altria Group, Inc. (Tobacco)	4,992	337,559
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	1,014	760,368
American Express Co. (Consumer Finance)	936	69,339
American Tower Corp. (Equity Real Estate Investment Trusts)	1,092	115,402
American Water Works Co., Inc. (Water Utilities)	468	33,864
Ameriprise Financial, Inc. (Capital Markets)	156	17,307
Amgen, Inc. (Biotechnology)	1,014	148,257
Amphenol Corp.—Class A (Electronic Equipment, Instruments & Components)	780	52,416
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	702	48,950
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	780	56,644
Aon PLC (Insurance)	702	78,294
Apache Corp. (Oil, Gas & Consumable Fuels)	624	39,605
Apartment Investment & Management Co.— Class A (Equity Real Estate Investment Trusts)	390	17,726
Apple, Inc. (Technology Hardware, Storage & Peripherals)	13,572	1,571,909
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	2,730	88,097
Arthur J. Gallagher & Co. (Insurance)	468	24,317
Autodesk, Inc.* (Software)	312	23,091
Automatic Data Processing, Inc. (IT Services)	1,170	120,253
AutoZone, Inc.* (Specialty Retail)	78	61,604
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	312	55,271
Avery Dennison Corp. (Containers & Packaging)	156	10,954
Baker Hughes, Inc. (Energy Equipment & Services)	468	30,406
Bard (C.R.), Inc. (Health Care Equipment & Supplies)	156	35,047
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	546	90,390
Best Buy Co., Inc. (Specialty Retail)	312	13,313
Biogen, Inc.* (Biotechnology)	546	154,835
BlackRock, Inc.—Class A (Capital Markets)	156	59,364
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	234	29,433
Boston Scientific Corp.* (Health Care Equipment & Supplies)	3,432	74,234
Bristol-Myers Squibb Co. (Pharmaceuticals)	2,340	136,750
Broadcom, Ltd. (Semiconductors & Semiconductor Equipment)	1,014	179,245
Brown-Forman Corp.—Class B (Beverages)	312	14,015
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	156	11,429
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	546	12,755
Campbell Soup Co. (Food Products)	312	18,867
CarMax, Inc.* (Specialty Retail)	234	15,067
Caterpillar, Inc. (Machinery)	780	72,337
CBRE Group, Inc.*—Class A (Real Estate Management & Development)	312	9,825
CBS Corp.—Class B (Media)	1,014	64,511
Celgene Corp.* (Biotechnology)	1,950	225,713
CenterPoint Energy, Inc. (Multi-Utilities)	624	15,375
Cerner Corp.* (Health Care Technology)	780	36,949
Charter Communications, Inc.*—Class A (Media)	546	157,204
Chesapeake Energy Corp.* (Oil, Gas & Consumable Fuels)	858	6,023
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	78	29,431
Church & Dwight Co., Inc. (Household Products)	390	17,234
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	156	21,200
Cincinnati Financial Corp. (Insurance)	234	17,726
Cintas Corp. (Commercial Services & Supplies)	234	27,041
Citizens Financial Group, Inc. (Banks)	468	16,675
Citrix Systems, Inc.* (Software)	390	34,831
CME Group, Inc. (Capital Markets)	546	62,981
Coach, Inc. (Textiles, Apparel & Luxury Goods)	390	13,658
Cognizant Technology Solutions Corp.* (IT Services)	1,092	61,185
Colgate-Palmolive Co. (Household Products)	1,248	81,669
Comcast Corp.—Class A (Media)	6,084	420,100
Comerica, Inc. (Banks)	234	15,938
Concho Resources, Inc.* (Oil, Gas & Consumable Fuels)	234	31,028
Constellation Brands, Inc.—Class A (Beverages)	468	71,749
Corning, Inc. (Electronic Equipment, Instruments & Components)	2,418	58,685
Coty, Inc. (Personal Products)	468	8,569
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	624	54,144
CSRA, Inc. (IT Services)	156	4,967
CSX Corp. (Road & Rail)	1,482	53,248
Cummins, Inc. (Machinery)	390	53,301
Danaher Corp. (Health Care Equipment & Supplies)	858	66,787
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	312	22,689
Deere & Co. (Machinery)	390	40,186
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	702	32,060

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Large-Cap Growth :: 67

Common Stocks, continued

	Shares		Value
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	390		$38,321
Discover Financial Services (Consumer Finance)	1,014		73,099
Discovery Communications, Inc.*—Class A (Media)	390		10,690
Discovery Communications, Inc.*—Class C (Media)	546		14,622
Dollar General Corp. (Multiline Retail)	624		46,220
Dollar Tree, Inc.* (Multiline Retail)	624		48,160
Dominion Resources, Inc. (Multi-Utilities)	780		59,741
Dr. Pepper Snapple Group, Inc. (Beverages)	312		28,289
E*TRADE Financial Corp.* (Capital Markets)	702		24,324
E.I. du Pont de Nemours & Co. (Chemicals)	1,092		80,153
eBay, Inc.* (Internet Software & Services)	1,014		30,106
Ecolab, Inc. (Chemicals)	390		45,716
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	546		51,160
Electronic Arts, Inc.* (Software)	780		61,433
Eli Lilly & Co. (Pharmaceuticals)	1,092		80,317
Emerson Electric Co. (Electrical Equipment)	780		43,485
Envision Healthcare Corp.* (Health Care Providers & Services)	156		9,873
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	780		78,859
EQT Corp. (Oil, Gas & Consumable Fuels)	234		15,304
Equifax, Inc. (Professional Services)	312		36,888
Equinix, Inc. (Equity Real Estate Investment Trusts)	156		55,756
Equity Residential (Equity Real Estate Investment Trusts)	624		40,161
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	78		18,135
Expedia, Inc. (Internet & Direct Marketing Retail)	312		35,343
Expeditors International of Washington, Inc. (Air Freight & Logistics)	312		16,524
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	312		24,099
F5 Networks, Inc.* (Communications Equipment)	156		22,576
Facebook, Inc.*—Class A (Internet Software & Services)	5,928		682,017
Fastenal Co. (Trading Companies & Distributors)	702		32,980
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	78		11,085
FedEx Corp. (Air Freight & Logistics)	624		116,189
Fidelity National Information Services, Inc. (IT Services)	858		64,899
First Horizon National Corp. (Banks)	—	(a)	—	(b)
Fiserv, Inc.* (IT Services)	546		58,029
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	234		8,468
FMC Corp. (Chemicals)	234		13,235
Foot Locker, Inc. (Specialty Retail)	234		16,588
Fortive Corp. (Machinery)	780		41,831
Fortune Brands Home & Security, Inc. (Building Products)	312		16,680
Freeport-McMoRan, Inc.* (Metals & Mining)	1,950		25,721
Garmin, Ltd. (Household Durables)	312		15,129
General Dynamics Corp. (Aerospace & Defense)	702		121,207
General Electric Co. (Industrial Conglomerates)	10,530		332,748
General Growth Properties, Inc. (Equity Real Estate Investment Trusts)	1,482		37,020
General Mills, Inc. (Food Products)	858		52,998
Gilead Sciences, Inc. (Biotechnology)	3,354		240,180
Global Payments, Inc. (IT Services)	390		27,070
Halliburton Co. (Energy Equipment & Services)	1,248		67,504
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	468		10,095
Harley-Davidson, Inc. (Automobiles)	468		27,303
Harman International Industries, Inc. (Household Durables)	156		17,341
Harris Corp. (Communications Equipment)	312		31,971
Hasbro, Inc. (Leisure Products)	312		24,271
HCA Holdings, Inc.* (Health Care Providers & Services)	390		28,868
Hologic, Inc.* (Health Care Equipment & Supplies)	390		15,647
Honeywell International, Inc. (Industrial Conglomerates)	1,170		135,545
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	1,872		35,268
Humana, Inc. (Health Care Providers & Services)	390		79,572
Illinois Tool Works, Inc. (Machinery)	780		95,520
Illumina, Inc.* (Life Sciences Tools & Services)	234		29,961
Ingersoll-Rand PLC (Machinery)	624		46,825
Intel Corp. (Semiconductors & Semiconductor Equipment)	5,772		209,350
Intercontinental Exchange, Inc. (Capital Markets)	1,482		83,614
International Business Machines Corp. (IT Services)	1,248		207,156
International Flavors & Fragrances, Inc. (Chemicals)	156		18,381
Intuit, Inc. (Software)	624		71,517
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	78		49,465
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	390		12,667
J.B. Hunt Transport Services, Inc. (Road & Rail)	234		22,714
Johnson & Johnson (Pharmaceuticals)	4,212		485,264
Juniper Networks, Inc. (Communications Equipment)	546		15,430
Kellogg Co. (Food Products)	312		22,998
KeyCorp (Banks)	1,326		24,226
Kimberly-Clark Corp. (Household Products)	468		53,408
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	1,092		27,475
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	390		30,685
L Brands, Inc. (Specialty Retail)	312		20,542
L-3 Communications Holdings, Inc. (Aerospace & Defense)	78		11,865
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	156		20,027
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	390		41,235
Leggett & Platt, Inc. (Household Durables)	234		11,438
Level 3 Communications, Inc.* (Diversified Telecommunication Services)	390		21,980
Linear Technology Corp. (Semiconductors & Semiconductor Equipment)	624		38,906
LKQ Corp.* (Distributors)	780		23,907
Lockheed Martin Corp. (Aerospace & Defense)	624		155,962
Lowe’s Cos., Inc. (Specialty Retail)	1,404		99,852
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	780		64,517
Marsh & McLennan Cos., Inc. (Insurance)	1,326		89,624
Martin Marietta Materials, Inc. (Construction Materials)	156		34,559
Masco Corp. (Building Products)	546		17,264
MasterCard, Inc.—Class A (IT Services)	2,418		249,658
Mattel, Inc. (Leisure Products)	468		12,893

See accompanying notes to financial statements.

68 :: ProFund VP Large-Cap Growth :: Financial Statements

Common Stocks, continued

	Shares	Value
McCormick & Co., Inc. (Food Products)	156	$14,559
McDonald’s Corp. (Hotels, Restaurants & Leisure)	1,326	161,401
Mead Johnson Nutrition Co.—Class A (Food Products)	234	16,558
Merck & Co., Inc. (Pharmaceuticals)	4,368	257,144
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	78	32,648
Michael Kors Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	390	16,762
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	546	35,026
Microsoft Corp. (Software)	19,734	1,226,270
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	156	15,276
Mohawk Industries, Inc.* (Household Durables)	78	15,575
Monsanto Co. (Chemicals)	780	82,065
Monster Beverage Corp.* (Beverages)	624	27,668
Moody’s Corp. (Capital Markets)	390	36,765
Motorola Solutions, Inc. (Communications Equipment)	390	32,327
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	390	12,141
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	468	16,506
Netflix, Inc.* (Internet & Direct Marketing Retail)	1,092	135,190
Newell Rubbermaid, Inc. (Household Durables)	780	34,827
Newfield Exploration Co.* (Oil, Gas & Consumable Fuels)	312	12,636
Newmont Mining Corp. (Metals & Mining)	1,326	45,177
NextEra Energy, Inc. (Electric Utilities)	546	65,225
Nielsen Holdings PLC (Professional Services)	468	19,633
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	1,950	99,118
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	468	17,812
Northern Trust Corp. (Capital Markets)	312	27,784
Northrop Grumman Corp. (Aerospace & Defense)	468	108,847
Nucor Corp. (Metals & Mining)	468	27,855
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	1,404	149,863
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	858	61,115
Omnicom Group, Inc. (Media)	468	39,831
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	390	22,390
Oracle Corp. (Software)	4,446	170,949
O’Reilly Automotive, Inc.* (Specialty Retail)	234	65,148
PACCAR, Inc. (Machinery)	468	29,905
Parker-Hannifin Corp. (Machinery)	234	32,760
Paychex, Inc. (IT Services)	780	47,486
PayPal Holdings, Inc.* (IT Services)	2,886	113,910
PepsiCo, Inc. (Beverages)	2,028	212,190
Pfizer, Inc. (Pharmaceuticals)	8,658	281,211
Philip Morris International, Inc. (Tobacco)	2,184	199,814
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	468	84,274
PPG Industries, Inc. (Chemicals)	390	36,956
Praxair, Inc. (Chemicals)	390	45,704
Prologis, Inc. (Equity Real Estate Investment Trusts)	1,326	70,000
Public Storage (Equity Real Estate Investment Trusts)	234	52,299
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	3,744	244,109
Quanta Services, Inc.* (Construction & Engineering)	390	13,592
Quest Diagnostics, Inc. (Health Care Providers & Services)	234	21,505
Range Resources Corp. (Oil, Gas & Consumable Fuels)	156	5,360
Raytheon Co. (Aerospace & Defense)	468	66,456
Realty Income Corp. (Equity Real Estate Investment Trusts)	390	22,417
Red Hat, Inc.* (Software)	468	32,620
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	156	57,266
Republic Services, Inc.—Class A (Commercial Services & Supplies)	624	35,599
Reynolds American, Inc. (Tobacco)	2,106	118,020
Rockwell Automation, Inc. (Electrical Equipment)	312	41,933
Rockwell Collins, Inc. (Aerospace & Defense)	234	21,706
Roper Technologies, Inc. (Industrial Conglomerates)	156	28,560
Ross Stores, Inc. (Specialty Retail)	1,014	66,518
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	234	19,197
S&P Global, Inc. (Capital Markets)	624	67,105
Salesforce.com, Inc.* (Software)	1,638	112,137
Schlumberger, Ltd. (Energy Equipment & Services)	1,560	130,962
Scripps Networks Interactive, Inc.—Class A (Media)	234	16,701
Sealed Air Corp. (Containers & Packaging)	234	10,610
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	546	97,007
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	468	34,941
Snap-on, Inc. (Machinery)	78	13,359
Southwest Airlines Co. (Airlines)	1,560	77,750
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	702	7,596
Spectra Energy Corp. (Oil, Gas & Consumable Fuels)	1,794	73,715
St. Jude Medical, Inc. (Health Care Equipment & Supplies)	702	56,293
Stanley Black & Decker, Inc. (Machinery)	156	17,892
Starbucks Corp. (Hotels, Restaurants & Leisure)	3,666	203,536
Stryker Corp. (Health Care Equipment & Supplies)	780	93,452
Symantec Corp. (Software)	780	18,634
Sysco Corp. (Food & Staples Retailing)	702	38,870
T. Rowe Price Group, Inc. (Capital Markets)	390	29,351
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	468	32,423
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	2,574	187,825
The Boeing Co. (Aerospace & Defense)	1,014	157,859
The Charles Schwab Corp. (Capital Markets)	3,042	120,068
The Clorox Co. (Household Products)	156	18,723
The Coca-Cola Co. (Beverages)	4,992	206,968
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	78	13,645
The Dun & Bradstreet Corp. (Professional Services)	78	9,463
The Estee Lauder Cos., Inc.—Class A (Personal Products)	312	23,865
The Hershey Co. (Food Products)	390	40,338

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Large-Cap Growth :: 69

Common Stocks, continued

	Shares	Value
The Home Depot, Inc. (Specialty Retail)	3,120	$418,331
The Interpublic Group of Cos., Inc. (Media)	546	12,782
The NASDAQ OMX Group, Inc. (Capital Markets)	156	10,471
The Priceline Group, Inc.* (Internet & Direct Marketing Retail)	156	228,705
The Procter & Gamble Co. (Household Products)	3,354	282,005
The Sherwin-Williams Co. (Chemicals)	156	41,923
The TJX Cos., Inc. (Specialty Retail)	1,638	123,063
The Walt Disney Co. (Media)	2,184	227,616
The Western Union Co. (IT Services)	780	16,942
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	780	24,289
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	624	88,046
Tiffany & Co. (Specialty Retail)	156	12,079
Time Warner, Inc. (Media)	1,950	188,234
Total System Services, Inc. (IT Services)	390	19,122
Tractor Supply Co. (Specialty Retail)	156	11,826
TransDigm Group, Inc. (Aerospace & Defense)	156	38,838
TripAdvisor, Inc.* (Internet & Direct Marketing Retail)	156	7,234
Twenty-First Century Fox, Inc.—Class A (Media)	1,326	37,181
Twenty-First Century Fox, Inc.—Class B (Media)	624	17,004
U.S. Bancorp (Banks)	2,262	116,199
UDR, Inc. (Equity Real Estate Investment Trusts)	702	25,609
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	156	39,771
Under Armour, Inc.*—Class A (Textiles, Apparel & Luxury Goods)	468	13,595
Under Armour, Inc.*—Class C (Textiles, Apparel & Luxury Goods)	468	11,780
Union Pacific Corp. (Road & Rail)	1,482	153,654
United Continental Holdings, Inc.* (Airlines)	702	51,162
United Parcel Service, Inc.—Class B (Air Freight & Logistics)	1,716	196,721
United Rentals, Inc.* (Trading Companies & Distributors)	234	24,706
UnitedHealth Group, Inc. (Health Care Providers & Services)	2,418	386,976
Universal Health Services, Inc.—Class B (Health Care Providers & Services)	78	8,298
Urban Outfitters, Inc.* (Specialty Retail)	234	6,664
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	234	21,009
Ventas, Inc. (Equity Real Estate Investment Trusts)	546	34,136
VeriSign, Inc.* (Internet Software & Services)	234	17,800
Verisk Analytics, Inc.*—Class A (Professional Services)	390	31,656
Verizon Communications, Inc. (Diversified Telecommunication Services)	5,460	291,455
Vertex Pharmaceuticals, Inc.* (Biotechnology)	390	28,731
Visa, Inc.—Class A (IT Services)	4,758	371,218
Vornado Realty Trust (Equity Real Estate Investment Trusts)	234	24,423
Vulcan Materials Co. (Construction Materials)	312	39,046
W.W. Grainger, Inc. (Trading Companies & Distributors)	156	36,231
Waste Management, Inc. (Commercial Services & Supplies)	1,014	71,903
Waters Corp.* (Life Sciences Tools & Services)	156	20,965
WEC Energy Group, Inc. (Multi-Utilities)	390	22,874
Welltower, Inc. (Equity Real Estate Investment Trusts)	936	62,646
Wyndham Worldwide Corp. (Hotels, Restaurants & Leisure)	156	11,914
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	234	20,243
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	390	23,544
Xylem, Inc. (Machinery)	468	23,175
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	858	54,337
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	312	32,198
Zoetis, Inc. (Pharmaceuticals)	1,248	66,805
TOTAL COMMON STOCKS (Cost $14,296,835)		26,006,858

Repurchase Agreements(c) (0.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.23%—0.44%, dated 12/30/16, due 1/3/17, total to be received $40,001	$40,000	$40,000
TOTAL REPURCHASE AGREEMENTS (Cost $40,000)		40,000
TOTAL INVESTMENT SECURITIES (Cost $14,336,835)—100.1%		26,046,858
Net other assets (liabilities)—(0.1)%		(34,509)
NET ASSETS—100.0%		$26,012,349

*                 Non-income producing security

(a)         Number of shares is less than 0.50.

(b)         Amount is less than $0.50.

(c)          The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Large-Cap Growth invested in the following industries as of December 31, 2016:

	Value	% of Net Assets
Aerospace & Defense	$682,740	2.5%
Air Freight & Logistics	340,863	1.3%
Airlines	149,675	0.6%
Automobiles	27,303	0.1%
Banks	173,038	0.7%
Beverages	560,879	2.2%
Biotechnology	1,180,656	4.5%
Building Products	43,928	0.2%
Capital Markets	539,134	2.1%
Chemicals	435,862	1.6%
Commercial Services & Supplies	134,543	0.5%
Communications Equipment	102,304	0.4%
Construction & Engineering	13,592	0.1%
Construction Materials	73,605	0.3%
Consumer Finance	142,438	0.5%
Containers & Packaging	21,564	0.1%
Distributors	23,907	0.1%
Diversified Telecommunication Services	313,435	1.2%

See accompanying notes to financial statements.

70 :: ProFund VP Large-Cap Growth :: Financial Statements

	Value	% of Net Assets
Electric Utilities	$74,091	0.3%
Electrical Equipment	103,425	0.4%
Electronic Equipment, Instruments & Components	151,992	0.6%
Energy Equipment & Services	228,872	0.9%
Equity Real Estate Investment Trusts	975,776	3.8%
Food & Staples Retailing	38,870	0.1%
Food Products	166,318	0.6%
Health Care Equipment & Supplies	599,327	2.3%
Health Care Providers & Services	661,520	2.5%
Health Care Technology	36,949	0.1%
Hotels, Restaurants & Leisure	587,265	2.3%
Household Durables	94,310	0.4%
Household Products	453,039	1.7%
Industrial Conglomerates	677,923	2.6%
Insurance	209,961	0.8%
Internet & Direct Marketing Retail	1,166,840	4.5%
Internet Software & Services	1,981,260	7.5%
IT Services	1,562,441	6.0%
Leisure Products	37,164	0.1%
Life Sciences Tools & Services	196,496	0.8%
Machinery	467,091	1.8%
Media	1,206,476	4.6%
Metals & Mining	98,753	0.4%
Multiline Retail	94,380	0.4%
Multi-Utilities	97,990	0.4%
Oil, Gas & Consumable Fuels	607,112	2.3%
Personal Products	32,434	0.1%
Pharmaceuticals	1,307,491	5.1%
Professional Services	97,640	0.4%
Real Estate Management & Development	9,825	NM
Road & Rail	229,616	0.9%
Semiconductors & Semiconductor Equipment	1,319,470	5.1%
Software	1,941,929	7.5%
Specialty Retail	996,749	3.8%
Technology Hardware, Storage & Peripherals	1,588,415	6.1%
Textiles, Apparel & Luxury Goods	165,008	0.6%
Tobacco	655,393	2.6%
Trading Companies & Distributors	93,917	0.4%
Water Utilities	33,864	0.1%
Other**	5,491	0.1%
Total	$26,012,349	100.0%

**   Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM   Not meaningful, amount is less than 0.05%.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Large-Cap Growth :: 71

Statement of Assets and Liabilities
December 31, 2016

ASSETS:
Total Investment Securities, at cost	$14,336,835
Securities, at value	26,006,858
Repurchase agreements, at value	40,000
Total Investment Securities, at value	26,046,858
Cash	550
Dividends and interest receivable	29,301
Prepaid expenses	1,082
TOTAL ASSETS	26,077,791

LIABILITIES:
Payable for capital shares redeemed	1,909
Advisory fees payable	19,399
Management services fees payable	2,586
Administration fees payable	834
Administrative services fees payable	8,804
Distribution fees payable	8,888
Trustee fees payable	9
Transfer agency fees payable	2,328
Fund accounting fees payable	947
Compliance services fees payable	138
Other accrued expenses	19,600
TOTAL LIABILITIES	65,442
NET ASSETS	$26,012,349

NET ASSETS CONSIST OF:
Capital	$14,173,042
Accumulated net investment income (loss)	3,726
Accumulated net realized gains (losses) on investments	125,558
Net unrealized appreciation (depreciation) on investments	11,710,023
NET ASSETS	$26,012,349

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	452,565
Net Asset Value (offering and redemption price per share)	$57.48

Statement of Operations
For the Year Ended December 31, 2016

INVESTMENT INCOME:
Dividends	$423,714
Interest	156
TOTAL INVESTMENT INCOME	423,870

EXPENSES:
Advisory fees	200,956
Management services fees	26,794
Administration fees	10,540
Transfer agency fees	15,219
Administrative services fees	78,104
Distribution fees	66,985
Custody fees	4,627
Fund accounting fees	14,472
Trustee fees	681
Compliance services fees	248
Other fees	27,380
Recoupment of prior expenses reduced by the Advisor	4,138
TOTAL NET EXPENSES	450,144
NET INVESTMENT INCOME (LOSS)	(26,274)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,576,903
Change in net unrealized appreciation/depreciation on investments	(659,001)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	917,902

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$891,628

See accompanying notes to financial statements.

72 :: ProFund VP Large-Cap Growth :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2016	Year Ended December 31, 2015
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(26,274)	$16,887
Net realized gains (losses) on investments	1,576,903	4,758,411
Change in net unrealized appreciation/depreciation on investments	(659,001)	(3,467,402)
Change in net assets resulting from operations	891,628	1,307,896

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(11,361)	—
Net realized gains on investments	(2,140,634)	—
Change in net assets resulting from distributions	(2,151,995)	—

CAPITAL TRANSACTIONS:
Proceeds from shares issued	43,738,173	48,893,340
Distributions reinvested	2,151,995	—
Value of shares redeemed	(53,703,016)	(62,617,568)
Change in net assets resulting from capital transactions	(7,812,848)	(13,724,228)
Change in net assets	(9,073,215)	(12,416,332)

NET ASSETS:
Beginning of period	35,085,564	47,501,896
End of period	$26,012,349	$35,085,564
Accumulated net investment income (loss)	$3,726	$30,946

SHARE TRANSACTIONS:
Issued	750,621	834,184
Reinvested	37,245	—
Redeemed	(926,205)	(1,073,323)
Change in shares	(138,339)	(239,139)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Large-Cap Growth :: 73

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012
Net Asset Value, Beginning of Period	$59.38	$57.23	$50.75	$38.98	$34.60

Investment Activities:
Net investment income (loss)(a)	(0.06)	0.03	0.01	0.07	0.12
Net realized and unrealized gains (losses) on investments	3.07	2.12	6.54	11.86	4.29
Total income (loss) from investment activities	3.01	2.15	6.55	11.93	4.41

Distributions to Shareholders From:
Net investment income	(0.03)	—	(0.07)	(0.16)	(0.03)
Net realized gains on investments	(4.88)	—	—	—	—
Total distributions	(4.91)	—	(0.07)	(0.16)	(0.03)

Net Asset Value, End of Period	$57.48	$59.38	$57.23	$50.75	$38.98

Total Return	5.01%	3.76%	12.93%	30.66%	12.72%

Ratios to Average Net Assets:
Gross expenses	1.68%	1.68%	1.76%	1.78%	1.86%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)	(0.10)%	0.05%	0.02%	0.15%	0.31%

Supplemental Data:
Net assets, end of period (000’s)	$26,012	$35,086	$47,502	$36,890	$25,538
Portfolio turnover rate(b)	150%	141%	124%	81%	177%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

74 :: ProFund VP Mid-Cap Value :: Management Discussion of Fund Performance

ProFund VP Mid-Cap Value seeks investment results, before fees and expenses, that correspond to the performance of the S&P MidCap 400 Value Index (the “Index”). For the year ended December 31, 2016, the Fund had a total return of 24.34%. For the same period, the Index had a total return of 26.53%(1) and a volatility of 16.73%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities that, in combination, should have similar return characteristics as the return of the Index. The Index is designed to provide a comprehensive measure of mid-cap U.S. equity “value” performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprising stocks representing approximately half the market capitalization of the S&P MidCap 400 that have been identified as being on the value end of the growth-value spectrum.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Mid-Cap Value from December 31, 2006 to December 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/16

Fund	One Year	Five Year	Ten Year
ProFund VP Mid-Cap Value	24.34%	14.14%	6.56%
S&P MidCap 400 Value Index	26.53%	16.07%	8.48%

Expense Ratios**

Fund	Gross	Net
ProFund VP Mid-Cap Value	1.68%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 2, 2016. Contractual fee waivers are in effect through April 30, 2017. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Alleghany Corp.	1.2%
Everest Re Group, Ltd.	1.2%
Reinsurance Group of America, Inc.	1.1%
UGI Corp.	1.0%
Atmos Energy Corp.	1.0%

S&P MidCap 400 Value Index — Composition

% of Index
Financials	23%
Industrials	13%
Information Technology	12%
Consumer Discretionary	10%
Real Estate	9%
Materials	8%
Utilities	8%
Energy	7%
Consumer Staples	5%
Health Care	5%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Mid-Cap Value :: 75

Schedule of Portfolio Investments :: December 31, 2016

Common Stocks (100.4%)

	Shares	Value
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	1,265	$16,812
Aaron’s, Inc. (Specialty Retail)	2,530	80,935
ACI Worldwide, Inc.* (Software)	2,415	43,832
Acxiom Corp.* (IT Services)	1,725	46,230
AECOM Technology Corp.* (Construction & Engineering)	6,095	221,615
AGCO Corp. (Machinery)	2,645	153,039
Alexander & Baldwin, Inc. (Real Estate Management & Development)	805	36,120
Alleghany Corp.* (Insurance)	575	349,668
Allegheny Technologies, Inc. (Metals & Mining)	4,255	67,782
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	7,360	75,146
AMC Networks, Inc.*—Class A (Media)	805	42,134
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	2,185	108,747
American Eagle Outfitters, Inc. (Specialty Retail)	6,785	102,927
American Financial Group, Inc. (Insurance)	2,875	253,345
ANSYS, Inc.* (Software)	1,265	117,000
AptarGroup, Inc. (Containers & Packaging)	1,380	101,361
Aqua America, Inc. (Water Utilities)	3,335	100,183
ARRIS International PLC* (Communications Equipment)	4,485	135,132
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	3,565	254,185
Ashland Global Holdings, Inc. (Chemicals)	2,415	263,936
Aspen Insurance Holdings, Ltd. (Insurance)	2,415	132,825
Associated Banc-Corp. (Banks)	5,865	144,866
Atmos Energy Corp. (Gas Utilities)	4,140	306,981
Avnet, Inc. (Electronic Equipment, Instruments & Components)	5,060	240,907
Avon Products, Inc.* (Personal Products)	17,250	86,940
BancorpSouth, Inc. (Banks)	3,335	103,552
Bank of Hawaii Corp. (Banks)	460	40,797
BE Aerospace, Inc. (Aerospace & Defense)	1,495	89,984
Belden, Inc. (Electronic Equipment, Instruments & Components)	805	60,190
Bemis Co., Inc. (Containers & Packaging)	3,680	175,978
Big Lots, Inc. (Multiline Retail)	1,725	86,612
Bio-Rad Laboratories, Inc.*—Class A (Life Sciences Tools & Services)	460	83,849
Black Hills Corp. (Multi-Utilities)	805	49,379
Brocade Communications Systems, Inc. (Communications Equipment)	5,520	68,945
Brunswick Corp. (Leisure Products)	3,565	194,435
Cabela’s, Inc.*—Class A (Specialty Retail)	920	53,866
Cabot Corp. (Chemicals)	2,415	122,054
Cadence Design Systems, Inc.* (Software)	3,220	81,208
CalAtlantic Group, Inc. (Household Durables)	2,875	97,779
Camden Property Trust (Equity Real Estate Investment Trusts)	1,610	135,353
Care Capital Properties, Inc. (Equity Real Estate Investment Trusts)	3,335	83,375
Carpenter Technology Corp. (Metals & Mining)	1,840	66,553
Casey’s General Stores, Inc. (Food & Staples Retailing)	1,495	177,726
Catalent, Inc.* (Pharmaceuticals)	2,875	77,510
Cathay General Bancorp, Inc. (Banks)	2,875	109,336
CBOE Holdings, Inc. (Capital Markets)	1,150	84,974
CEB, Inc. (Professional Services)	575	34,845
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	690	52,571
Chemical Financial Corp. (Banks)	1,035	56,066
Chico’s FAS, Inc. (Specialty Retail)	2,645	38,062
Ciena Corp.* (Communications Equipment)	5,520	134,743
Cinemark Holdings, Inc. (Media)	1,840	70,581
Clean Harbors, Inc.* (Commercial Services & Supplies)	2,070	115,195
CNO Financial Group, Inc. (Insurance)	6,900	132,135
Commercial Metals Co. (Metals & Mining)	4,600	100,188
Compass Minerals International, Inc. (Metals & Mining)	690	54,062
Computer Sciences Corp. (IT Services)	2,645	157,166
comScore, Inc.* (Internet Software & Services)	1,035	32,685
CONSOL Energy, Inc. (Oil, Gas & Consumable Fuels)	7,015	127,883
Convergys Corp. (IT Services)	2,185	53,664
Corecivic, Inc. (Equity Real Estate Investment Trusts)	4,600	112,516
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	1,150	35,903
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	13,570	115,481
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	230	38,405
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	3,910	103,185
CST Brands, Inc. (Specialty Retail)	2,990	143,968
Cullen/Frost Bankers, Inc. (Banks)	1,035	91,318
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	7,360	84,198
Dana Holding Corp. (Auto Components)	5,635	106,952
Dean Foods Co. (Food Products)	3,565	77,646
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	575	31,849
Deluxe Corp. (Commercial Services & Supplies)	690	49,411
Denbury Resources, Inc.* (Oil, Gas & Consumable Fuels)	9,430	34,702
DeVry Education Group, Inc. (Diversified Consumer Services)	2,300	71,760
Diamond Offshore Drilling, Inc.* (Energy Equipment & Services)	2,530	44,781
Diebold, Inc. (Technology Hardware, Storage & Peripherals)	2,990	75,198
Domtar Corp. (Paper & Forest Products)	2,530	98,746
Donaldson Co., Inc. (Machinery)	1,610	67,749
Dril-Quip, Inc.* (Energy Equipment & Services)	1,495	89,775
DST Systems, Inc. (IT Services)	1,265	135,545
Dycom Industries, Inc.* (Construction & Engineering)	575	46,167
East West Bancorp, Inc. (Banks)	2,070	105,218
Eaton Vance Corp. (Capital Markets)	1,725	72,243
Edgewell Personal Care Co.* (Personal Products)	2,300	167,877
EMCOR Group, Inc. (Construction & Engineering)	1,265	89,511
Endurance Specialty Holdings, Ltd. (Insurance)	2,530	233,772
Energen Corp.* (Oil, Gas & Consumable Fuels)	2,185	126,009
Energizer Holdings, Inc. (Household Products)	920	41,041
Ensco PLCADR—Class A (Energy Equipment & Services)	11,960	116,251

See accompanying notes to financial statements.

76 :: ProFund VP Mid-Cap Value :: Financial Statements

Common Stocks, continued

	Shares	Value
EPR Properties (Equity Real Estate Investment Trusts)	1,035	$74,282
Esterline Technologies Corp.* (Aerospace & Defense)	1,150	102,579
Everest Re Group, Ltd. (Insurance)	1,610	348,404
F.N.B. Corp. (Banks)	8,280	132,728
FactSet Research Systems, Inc. (Capital Markets)	460	75,178
Federated Investors, Inc.—Class B (Capital Markets)	1,840	52,035
First American Financial Corp. (Insurance)	4,370	160,073
Flowers Foods, Inc. (Food Products)	7,245	144,683
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	1,610	41,635
FTI Consulting, Inc.* (Professional Services)	1,725	77,763
Fulton Financial Corp. (Banks)	3,450	64,860
GameStop Corp.—Class A (Specialty Retail)	4,025	101,672
GATX Corp. (Trading Companies & Distributors)	920	56,654
Genesee & Wyoming, Inc.*—Class A (Road & Rail)	1,150	79,821
Genworth Financial, Inc.*—Class A (Insurance)	19,665	74,924
Globus Medical, Inc.*—Class A (Health Care Equipment & Supplies)	1,495	37,091
Graham Holdings Co.—Class B (Diversified Consumer Services)	230	117,749
Great Plains Energy, Inc. (Electric Utilities)	8,510	232,749
Greif, Inc.—Class A (Containers & Packaging)	1,035	53,106
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	2,070	44,795
Halyard Health, Inc.* (Health Care Equipment & Supplies)	1,840	68,043
Hancock Holding Co. (Banks)	3,105	133,826
Hawaiian Electric Industries, Inc. (Electric Utilities)	4,255	140,713
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,380	41,842
Helen of Troy, Ltd.* (Household Durables)	1,150	97,118
Herman Miller, Inc. (Commercial Services & Supplies)	2,415	82,593
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	1,610	82,126
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	920	51,649
HNI Corp. (Commercial Services & Supplies)	690	38,585
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	6,900	226,044
Hospitality Properties Trust (Equity Real Estate Investment Trusts)	6,440	204,406
HSN, Inc. (Internet & Direct Marketing Retail)	1,265	43,390
Hubbell, Inc. (Electrical Equipment)	805	93,944
IDACORP, Inc. (Electric Utilities)	1,955	157,475
Ingredion, Inc. (Food Products)	1,495	186,814
International Bancshares Corp. (Banks)	1,150	46,920
International Speedway Corp.—Class A (Hotels, Restaurants & Leisure)	1,035	38,088
ITT, Inc. (Machinery)	3,450	133,067
J.C. Penney Co., Inc.* (Multiline Retail)	12,190	101,299
Jabil Circuit, Inc. (Electronic Equipment, Instruments & Components)	7,360	174,211
Janus Capital Group, Inc. (Capital Markets)	5,635	74,776
JetBlue Airways Corp.* (Airlines)	12,765	286,191
John Wiley & Sons, Inc.—Class A (Media)	920	50,140
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	1,840	185,914
Joy Global, Inc. (Machinery)	1,725	48,300
KB Home (Household Durables)	3,335	52,726
KBR, Inc. (Construction & Engineering)	5,635	94,048
Kemper Corp. (Insurance)	1,955	86,607
Kennametal, Inc. (Machinery)	1,725	53,924
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	2,875	105,139
Kirby Corp.* (Marine)	2,185	145,303
KLX, Inc.* (Aerospace & Defense)	2,070	93,378
Knowles Corp.* (Electronic Equipment, Instruments & Components)	3,565	59,571
Lamb Weston Holding, Inc.* (Food Products)	2,070	78,350
LaSalle Hotel Properties (Equity Real Estate Investment Trusts)	4,485	136,658
Legg Mason, Inc. (Capital Markets)	3,565	106,629
Leidos Holdings, Inc. (IT Services)	5,635	288,173
Life Storage, Inc. (Equity Real Estate Investment Trusts)	1,840	156,878
LifePoint Health, Inc.* (Health Care Providers & Services)	1,610	91,448
LivaNova PLC* (Health Care Equipment & Supplies)	1,725	77,573
Live Nation Entertainment, Inc.* (Media)	2,530	67,298
Louisiana-Pacific Corp.* (Paper & Forest Products)	5,635	106,670
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	1,380	40,048
Manhattan Associates, Inc.* (Software)	920	48,788
ManpowerGroup, Inc. (Professional Services)	2,645	235,061
MB Financial, Inc. (Banks)	1,265	59,746
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	12,650	155,595
MEDNAX, Inc.* (Health Care Providers & Services)	1,380	91,991
Mercury General Corp. (Insurance)	1,495	90,014
Meredith Corp. (Media)	690	40,814
Molina Healthcare, Inc.* (Health Care Providers & Services)	1,725	93,599
Murphy USA, Inc.* (Specialty Retail)	1,380	84,829
Nabors Industries, Ltd. (Energy Equipment & Services)	11,155	182,942
National Fuel Gas Co. (Gas Utilities)	1,495	84,677
National Instruments Corp. (Electronic Equipment, Instruments & Components)	2,185	67,342
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	2,415	106,743
NetScout Systems, Inc.* (Communications Equipment)	3,565	112,298
NeuStar, Inc.*—Class A (IT Services)	2,185	72,979
New Jersey Resources Corp. (Gas Utilities)	3,450	122,475
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	19,205	305,552
NewMarket Corp. (Chemicals)	115	48,742
Noble Corp. PLC (Energy Equipment & Services)	9,660	57,187
NorthWestern Corp. (Multi-Utilities)	1,955	111,181
NOW, Inc.* (Trading Companies & Distributors)	4,255	87,100
Oceaneering International, Inc. (Energy Equipment & Services)	3,910	110,301
Office Depot, Inc. (Specialty Retail)	20,930	94,604
OGE Energy Corp. (Electric Utilities)	7,935	265,425
Oil States International, Inc.* (Energy Equipment & Services)	2,070	80,730
Old Republic International Corp. (Insurance)	9,660	183,540
Olin Corp. (Chemicals)	6,555	167,874

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Mid-Cap Value :: 77

Common Stocks, continued

	Shares	Value
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	7,705	$240,857
ONE Gas, Inc. (Gas Utilities)	2,070	132,397
Orbital ATK, Inc. (Aerospace & Defense)	2,300	201,778
Oshkosh Corp. (Machinery)	1,380	89,162
Owens & Minor, Inc. (Health Care Providers & Services)	2,415	85,225
Owens-Illinois, Inc.* (Containers & Packaging)	6,440	112,120
PacWest Bancorp (Banks)	4,715	256,684
PAREXEL International Corp.* (Life Sciences Tools & Services)	1,035	68,020
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	3,105	83,587
Plantronics, Inc. (Communications Equipment)	460	25,190
PNM Resources, Inc. (Electric Utilities)	3,105	106,502
Polaris Industries, Inc. (Leisure Products)	1,265	104,223
PolyOne Corp. (Chemicals)	3,335	106,853
Potlatch Corp. (Equity Real Estate Investment Trusts)	575	23,949
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	920	47,932
PrivateBancorp, Inc. (Banks)	1,150	62,319
Prosperity Bancshares, Inc. (Banks)	2,760	198,113
PTC, Inc.* (Software)	1,380	63,853
QEP Resources, Inc.* (Oil, Gas & Consumable Fuels)	5,865	107,975
Quality Care Properties* (Equity Real Estate Investment Trusts)	3,680	57,040
Raymond James Financial, Inc. (Capital Markets)	2,300	159,321
Rayonier, Inc. (Equity Real Estate Investment Trusts)	2,645	70,357
Regal Beloit Corp. (Electrical Equipment)	1,725	119,456
Regency Centers Corp. (Equity Real Estate Investment Trusts)	1,495	103,080
Reinsurance Group of America, Inc. (Insurance)	2,530	318,350
Reliance Steel & Aluminum Co. (Metals & Mining)	2,875	228,677
RenaissanceRe Holdings, Ltd. (Insurance)	920	125,322
ResMed, Inc. (Health Care Equipment & Supplies)	1,840	114,172
Restoration Hardware Holdings, Inc.* (Specialty Retail)	1,495	45,897
Rowan Cos. PLC*—Class A (Energy Equipment & Services)	4,945	93,411
RPM International, Inc. (Chemicals)	1,955	105,238
Sally Beauty Holdings, Inc.* (Specialty Retail)	2,530	66,843
SEI Investments Co. (Capital Markets)	2,070	102,175
Senior Housing Properties Trust (Equity Real Estate Investment Trusts)	9,430	178,510
Sensient Technologies Corp. (Chemicals)	690	54,220
Service Corp. International (Diversified Consumer Services)	2,875	81,650
Signature Bank* (Banks)	690	103,638
Silgan Holdings, Inc. (Containers & Packaging)	1,495	76,514
SM Energy Co. (Oil, Gas & Consumable Fuels)	1,955	67,408
Snyder’s-Lance, Inc. (Food Products)	3,335	127,864
Sonoco Products Co. (Containers & Packaging)	1,840	96,968
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	2,645	50,043
Steel Dynamics, Inc. (Metals & Mining)	3,220	114,567
STERIS PLC (Health Care Equipment & Supplies)	3,335	224,745
Stifel Financial Corp.* (Capital Markets)	2,645	132,118
Superior Energy Services, Inc. (Energy Equipment & Services)	3,565	60,177
SVB Financial Group* (Banks)	805	138,186
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	1,380	73,940
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	1,150	139,173
Synovus Financial Corp. (Banks)	2,415	99,208
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	1,150	41,147
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	1,035	76,518
TCF Financial Corp. (Banks)	6,785	132,918
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	1,380	116,858
Teledyne Technologies, Inc.* (Aerospace & Defense)	460	56,580
Teleflex, Inc. (Health Care Equipment & Supplies)	690	111,194
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	3,680	106,242
Tempur Sealy International, Inc.* (Household Durables)	805	54,965
Tenet Healthcare Corp.* (Health Care Providers & Services)	3,105	46,078
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	3,450	87,630
Terex Corp. (Machinery)	4,140	130,534
The Boston Beer Co., Inc.*—Class A (Beverages)	115	19,533
The Hain Celestial Group, Inc.* (Food Products)	4,140	161,584
The Hanover Insurance Group, Inc. (Insurance)	1,725	156,992
The New York Times Co.—Class A (Media)	4,830	64,239
The Timken Co. (Machinery)	2,760	109,572
The Valspar Corp. (Chemicals)	920	95,321
Time, Inc. (Media)	3,910	69,794
Toll Brothers, Inc.* (Household Durables)	5,865	181,815
Tootsie Roll Industries, Inc. (Food Products)	230	9,143
TreeHouse Foods, Inc.* (Food Products)	2,300	166,036
TRI Pointe Group, Inc.* (Household Durables)	5,750	66,010
Trimble Navigation, Ltd.* (Electronic Equipment, Instruments & Components)	3,450	104,018
Trinity Industries, Inc. (Machinery)	5,980	166,004
Triumph Group, Inc. (Aerospace & Defense)	1,955	51,808
Trustmark Corp. (Banks)	1,495	53,297
Tupperware Brands Corp. (Household Durables)	1,150	60,513
UGI Corp. (Gas Utilities)	6,785	312,652
UMB Financial Corp. (Banks)	575	44,344
Umpqua Holdings Corp. (Banks)	8,740	164,137
United Natural Foods, Inc.* (Food & Staples Retailing)	1,955	93,293
United States Steel Corp. (Metals & Mining)	3,450	113,885
United Therapeutics Corp.* (Biotechnology)	460	65,978
Urban Edge Properties (Equity Real Estate Investment Trusts)	1,265	34,800
Valley National Bancorp (Banks)	10,120	117,797
Valmont Industries, Inc. (Construction & Engineering)	460	64,814
Vectren Corp. (Multi-Utilities)	3,220	167,923
VeriFone Systems, Inc.* (Electronic Equipment, Instruments & Components)	4,370	77,480
Versum Materials, Inc.* (Semiconductors & Semiconductor Equipment)	1,610	45,193
ViaSat, Inc.* (Communications Equipment)	690	45,692
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	5,290	85,698
Vista Outdoor, Inc.* (Leisure Products)	1,265	46,679

See accompanying notes to financial statements.

78 :: ProFund VP Mid-Cap Value :: Financial Statements

Common Stocks, continued

	Shares	Value
W.R. Berkley Corp. (Insurance)	3,795	$252,405
Wabtec Corp. (Machinery)	1,265	105,020
Waddell & Reed Financial, Inc.—Class A (Capital Markets)	3,220	62,822
Washington Prime Group, Inc. (Equity Real Estate Investment Trusts)	7,360	76,618
Watsco, Inc. (Trading Companies & Distributors)	460	68,135
Webster Financial Corp. (Banks)	1,265	68,664
Werner Enterprises, Inc. (Road & Rail)	1,725	46,489
Westar Energy, Inc. (Electric Utilities)	2,185	123,125
Western Refining, Inc. (Oil, Gas & Consumable Fuels)	3,105	117,524
WGL Holdings, Inc. (Gas Utilities)	1,035	78,950
Williams-Sonoma, Inc. (Specialty Retail)	3,220	155,815
WisdomTree Investments, Inc. (Capital Markets)	1,725	19,217
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	2,760	126,712
WPX Energy, Inc.* (Oil, Gas & Consumable Fuels)	6,440	93,831
TOTAL COMMON STOCKS (Cost $24,995,985)		30,172,973
TOTAL INVESTMENT SECURITIES (Cost $24,995,985)—100.4%		30,172,973
Net other assets (liabilities)—(0.4)%		(131,361)
NET ASSETS—100.0%		$30,041,612

*         Non-income producing security

ADR       American Depositary Receipt

ProFund VP Mid-Cap Value invested in the following industries as of December 31, 2016:

	Value	% of Net Assets
Aerospace & Defense	$596,107	2.0%
Airlines	286,191	1.0%
Auto Components	106,952	0.4%
Banks	2,528,538	8.4%
Beverages	19,533	0.1%
Biotechnology	65,978	0.2%
Capital Markets	941,488	3.1%
Chemicals	964,238	3.1%
Commercial Services & Supplies	285,784	1.0%
Communications Equipment	522,000	1.7%
Construction & Engineering	516,155	1.7%
Containers & Packaging	616,047	2.1%
Diversified Consumer Services	271,159	0.9%
Electric Utilities	1,025,989	3.4%
Electrical Equipment	213,400	0.7%
Electronic Equipment, Instruments & Components	1,484,772	5.0%
Energy Equipment & Services	919,142	3.1%
Equity Real Estate Investment Trusts	2,492,829	8.3%
Food & Staples Retailing	321,062	1.1%
Food Products	952,120	3.2%
Gas Utilities	1,038,132	3.5%
Health Care Equipment & Supplies	684,467	2.2%
Health Care Providers & Services	408,341	1.4%
Health Care Technology	75,146	0.3%
Hotels, Restaurants & Leisure	76,493	0.3%
Household Durables	610,926	2.1%
Household Products	41,041	0.1%
Insurance	2,898,376	9.7%
Internet & Direct Marketing Retail	43,390	0.1%
Internet Software & Services	32,685	0.1%
IT Services	753,757	2.5%
Leisure Products	345,337	1.1%
Life Sciences Tools & Services	204,440	0.7%
Machinery	1,056,371	3.4%
Marine	145,303	0.5%
Media	405,000	1.3%
Metals & Mining	745,714	2.5%
Multiline Retail	187,911	0.6%
Multi-Utilities	328,483	1.1%
Oil, Gas & Consumable Fuels	1,072,883	3.5%
Paper & Forest Products	205,416	0.7%
Personal Products	254,817	0.8%
Pharmaceuticals	125,442	0.4%
Professional Services	347,669	1.2%
Real Estate Management & Development	222,034	0.7%
Road & Rail	126,310	0.4%
Semiconductors & Semiconductor Equipment	394,146	1.3%
Software	354,681	1.2%
Specialty Retail	969,418	3.3%
Technology Hardware, Storage & Peripherals	92,010	0.3%
Textiles, Apparel & Luxury Goods	73,484	0.2%
Thrifts & Mortgage Finance	305,552	1.0%
Trading Companies & Distributors	211,889	0.7%
Water Utilities	100,183	0.3%
Wireless Telecommunication Services	106,242	0.4%
Other**	(131,361)	(0.4)%
Total	$30,041,612	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Mid-Cap Value :: 79

Statement of Assets and Liabilities
December 31, 2016

ASSETS:
Total Investment Securities, at cost	$24,995,985
Securities, at value	30,172,973
Total Investment Securities, at value	30,172,973
Dividends receivable	30,850
Receivable for capital shares issued	34,899
Prepaid expenses	682
TOTAL ASSETS	30,239,404

LIABILITIES:
Payable for capital shares redeemed	33,949
Cash overdraft	107,350
Advisory fees payable	19,010
Management services fees payable	2,535
Administration fees payable	947
Administrative services fees payable	9,541
Distribution fees payable	7,925
Trustee fees payable	10
Transfer agency fees payable	2,379
Fund accounting fees payable	1,074
Compliance services fees payable	134
Other accrued expenses	12,938
TOTAL LIABILITIES	197,792
NET ASSETS	$30,041,612

NET ASSETS CONSIST OF:
Capital	$26,516,805
Accumulated net investment income (loss)	52,340
Accumulated net realized gains (losses) on investments	(1,704,521)
Net unrealized appreciation (depreciation) on investments	5,176,988
NET ASSETS	$30,041,612

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	667,345
Net Asset Value (offering and redemption price per share)	$45.02

Statement of Operations
For the Year Ended December 31, 2016

INVESTMENT INCOME:
Dividends	$368,958
Interest	91
TOTAL INVESTMENT INCOME	369,049

EXPENSES:
Advisory fees	141,671
Management services fees	18,889
Administration fees	7,323
Transfer agency fees	10,619
Administrative services fees	61,245
Distribution fees	47,224
Custody fees	3,625
Fund accounting fees	10,643
Trustee fees	424
Compliance services fees	187
Other fees	18,750
Total Gross Expenses before reductions	320,600
Expenses reduced and reimbursed by the Advisor	(3,257)
TOTAL NET EXPENSES	317,343
NET INVESTMENT INCOME (LOSS)	51,706

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,762,327
Change in net unrealized appreciation/depreciation on investments	2,142,269
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	3,904,596

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$3,956,302

See accompanying notes to financial statements.

80 :: ProFund VP Mid-Cap Value :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2016	Year Ended December 31, 2015
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$51,706	$38,383
Net realized gains (losses) on investments	1,762,327	328,541
Change in net unrealized appreciation/depreciation on investments	2,142,269	(2,082,262)
Change in net assets resulting from operations	3,956,302	(1,715,338)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(38,596)	(24,812)
Net realized gains on investments	(338,468)	(891,445)
Change in net assets resulting from distributions	(377,064)	(916,257)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	38,750,305	29,621,615
Distributions reinvested	377,064	916,257
Value of shares redeemed	(27,442,392)	(32,151,858)
Change in net assets resulting from capital transactions	11,684,977	(1,613,986)
Change in net assets	15,264,215	(4,245,581)

NET ASSETS:
Beginning of period	14,777,397	19,022,978
End of period	$30,041,612	$14,777,397
Accumulated net investment income (loss)	$52,340	$39,480

SHARE TRANSACTIONS:
Issued	941,625	736,692
Reinvested	9,044	22,391
Redeemed	(684,268)	(809,873)
Change in shares	266,401	(50,790)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Mid-Cap Value :: 81

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012
Net Asset Value, Beginning of Period	$36.86	$42.11	$38.26	$29.04	$24.95

Investment Activities:
Net investment income (loss)(a)	0.11	0.08	0.04	0.04	0.12
Net realized and unrealized gains (losses) on investments	8.80	(3.35)	3.85	9.28	4.01
Total income (loss) from investment activities	8.91	(3.27)	3.89	9.32	4.13

Distributions to Shareholders From:
Net investment income	(0.08)	(0.05)	(0.04)	(0.10)	(0.04)
Net realized gains on investments	(0.67)	(1.93)	—	—	—
Total distributions	(0.75)	(1.98)	(0.04)	(0.10)	(0.04)

Net Asset Value, End of Period	$45.02	$36.86	$42.11	$38.26	$29.04

Total Return	24.34%	(8.22)%	10.19%	32.16%	16.57%

Ratios to Average Net Assets:
Gross expenses	1.70%	1.71%	1.79%	1.83%	1.91%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)	0.27%	0.20%	0.10%	0.11%	0.43%

Supplemental Data:
Net assets, end of period (000’s)	$30,042	$14,777	$19,023	$28,404	$25,461
Portfolio turnover rate(b)	181%	183%	189%	185%	250%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

82 :: ProFund VP Mid-Cap Growth :: Management Discussion of Fund Performance

ProFund VP Mid-Cap Growth seeks investment results, before fees and expenses, that correspond to the performance of the S&P MidCap 400 Growth Index (the “Index”). For the year ended December 31, 2016, the Fund had a total return of 12.87%. For the same period, the Index had a total return of 14.77%(1) and a volatility of 15.24%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities that, in combination, should have similar return characteristics as the return of the Index. The Index is designed to provide a comprehensive measure of mid-cap U.S. equity “growth” performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprising stocks representing approximately half the market capitalization of the S&P MidCap 400 that have been identified as being on the growth end of the growth-value spectrum.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Mid-Cap Growth from December 31, 2006 to December 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/16

Fund	One Year	Five Year	Ten Year
ProFund VP Mid-Cap Growth	12.87%	12.54%	7.85%
S&P MidCap 400 Growth Index	14.77%	14.42%	9.74%

Expense Ratios**

Fund	Gross	Net
ProFund VP Mid-Cap Growth	1.68%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 2, 2016. Contractual fee waivers are in effect through April 30, 2017. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Total Exposure	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
IDEXX Laboratories, Inc.	1.2%
The WhiteWave Foods Co.	1.1%
Duke Realty Corp.	1.1%
CDK Global, Inc.	1.0%
NVR, Inc.	1.0%

S&P MidCap 400 Growth Index — Composition

% of Index
Information Technology	22%
Industrials	17%
Financials	13%
Consumer Discretionary	12%
Real Estate	12%
Health Care	10%
Materials	6%
Consumer Staples	3%
Utilities	3%
Energy	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)

The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Mid-Cap Growth :: 83

Schedule of Portfolio Investments :: December 31, 2016

Common Stocks (99.1%)

	Shares	Value
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	1,848	$24,560
A.O. Smith Corp. (Building Products)	3,696	175,006
ABIOMED, Inc.* (Health Care Equipment & Supplies)	1,056	118,990
ACI Worldwide, Inc.* (Software)	1,320	23,958
Acxiom Corp.* (IT Services)	924	24,763
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	18,876	214,054
Akorn, Inc.* (Pharmaceuticals)	2,244	48,987
Alexander & Baldwin, Inc. (Real Estate Management & Development)	660	29,614
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	1,980	220,037
Align Technology, Inc.* (Health Care Equipment & Supplies)	1,848	177,648
AMC Networks, Inc.*—Class A (Media)	924	48,362
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	1,980	98,545
ANSYS, Inc.* (Software)	1,320	122,087
AptarGroup, Inc. (Containers & Packaging)	660	48,477
Aqua America, Inc. (Water Utilities)	2,244	67,410
ARRIS International PLC* (Communications Equipment)	1,980	59,657
Avis Budget Group, Inc.* (Road & Rail)	2,244	82,310
Bank of Hawaii Corp. (Banks)	792	70,242
Bank of the Ozarks, Inc. (Banks)	2,244	118,011
BE Aerospace, Inc. (Aerospace & Defense)	1,584	95,341
Belden, Inc. (Electronic Equipment, Instruments & Components)	528	39,479
Bio-Rad Laboratories, Inc.*—Class A (Life Sciences Tools & Services)	264	48,122
Bio-Techne Corp. (Life Sciences Tools & Services)	924	95,016
Black Hills Corp. (Multi-Utilities)	792	48,581
Brinker International, Inc. (Hotels, Restaurants & Leisure)	1,188	58,842
Broadridge Financial Solutions, Inc. (IT Services)	2,904	192,536
Brocade Communications Systems, Inc. (Communications Equipment)	6,468	80,786
Brown & Brown, Inc. (Insurance)	2,904	130,274
Buffalo Wild Wings, Inc.* (Hotels, Restaurants & Leisure)	396	61,142
Cabela’s, Inc.*—Class A (Specialty Retail)	660	38,643
Cable One, Inc. (Media)	132	82,068
Cadence Design Systems, Inc.* (Software)	5,148	129,833
Camden Property Trust (Equity Real Estate Investment Trusts)	1,188	99,875
Carlisle Cos., Inc. (Industrial Conglomerates)	1,584	174,699
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	1,188	102,631
Catalent, Inc.* (Pharmaceuticals)	1,320	35,587
CBOE Holdings, Inc. (Capital Markets)	1,320	97,535
CDK Global, Inc. (Software)	3,696	220,613
CEB, Inc. (Professional Services)	396	23,998
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	792	60,342
Chemical Financial Corp. (Banks)	1,056	57,204
Chico’s FAS, Inc. (Specialty Retail)	1,584	22,794
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	264	39,719
Cinemark Holdings, Inc. (Media)	1,452	55,699
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	1,584	89,559
CLARCOR, Inc. (Machinery)	1,188	97,974
Cognex Corp. (Electronic Equipment, Instruments & Components)	2,112	134,365
Commerce Bancshares, Inc. (Banks)	2,112	122,094
Communications Sales & Leasing, Inc. (Equity Real Estate Investment Trusts)	3,432	87,207
CommVault Systems, Inc.* (Software)	1,056	54,278
Compass Minerals International, Inc. (Metals & Mining)	396	31,027
Computer Sciences Corp. (IT Services)	1,848	109,808
comScore, Inc.* (Internet Software & Services)	528	16,674
Convergys Corp. (IT Services)	1,056	25,935
Copart, Inc.* (Commercial Services & Supplies)	2,508	138,969
CoreLogic, Inc.* (IT Services)	2,112	77,785
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	1,584	49,452
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	396	66,124
Crane Co. (Machinery)	1,188	85,679
Cullen/Frost Bankers, Inc. (Banks)	660	58,232
Curtiss-Wright Corp. (Aerospace & Defense)	1,056	103,868
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	3,300	37,752
DCT Industrial Trust, Inc. (Equity Real Estate Investment Trusts)	2,244	107,443
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	396	21,934
Deluxe Corp. (Commercial Services & Supplies)	792	56,715
Denbury Resources, Inc.* (Oil, Gas & Consumable Fuels)	3,960	14,573
Dick’s Sporting Goods, Inc. (Specialty Retail)	2,244	119,156
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	1,188	189,178
Donaldson Co., Inc. (Machinery)	2,244	94,428
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	3,564	130,300
Duke Realty Corp. (Equity Real Estate Investment Trusts)	8,844	234,897
Dunkin’ Brands Group, Inc. (Hotels, Restaurants & Leisure)	2,244	117,675
Dycom Industries, Inc.* (Construction & Engineering)	396	31,795
Eagle Materials, Inc. (Construction Materials)	1,188	117,054
East West Bancorp, Inc. (Banks)	2,244	114,063
Eaton Vance Corp. (Capital Markets)	1,716	71,866
Education Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,848	78,170
EMCOR Group, Inc. (Construction & Engineering)	660	46,702
Energen Corp.* (Oil, Gas & Consumable Fuels)	1,056	60,900
Energizer Holdings, Inc. (Household Products)	924	41,220
EnerSys (Electrical Equipment)	1,056	82,474
EPR Properties (Equity Real Estate Investment Trusts)	924	66,315
Equity One, Inc. (Equity Real Estate Investment Trusts)	2,244	68,868

See accompanying notes to financial statements.

84 :: ProFund VP Mid-Cap Growth :: Financial Statements

Common Stocks, continued

	Shares	Value
FactSet Research Systems, Inc. (Capital Markets)	660	$107,864
Fair Isaac Corp. (Software)	792	94,422
Federated Investors, Inc.—Class B (Capital Markets)	1,188	33,597
First Horizon National Corp. (Banks)	5,808	116,218
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	2,904	81,457
Fortinet, Inc.* (Software)	3,696	111,324
Fulton Financial Corp. (Banks)	2,112	39,706
Gartner, Inc.* (IT Services)	2,112	213,461
GATX Corp. (Trading Companies & Distributors)	396	24,386
Genesee & Wyoming, Inc.*—Class A (Road & Rail)	660	45,811
Gentex Corp. (Auto Components)	7,128	140,350
Globus Medical, Inc.*—Class A (Health Care Equipment & Supplies)	792	19,650
Graco, Inc. (Machinery)	1,320	109,679
Granite Construction, Inc. (Construction & Engineering)	924	50,819
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	1,848	39,991
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,980	60,034
HealthSouth Corp. (Health Care Providers & Services)	2,244	92,543
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	1,452	74,067
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	924	51,873
HNI Corp. (Commercial Services & Supplies)	660	36,907
Hubbell, Inc. (Electrical Equipment)	792	92,426
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	1,188	218,818
IDEX Corp. (Machinery)	1,848	166,430
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	2,244	263,153
Ingredion, Inc. (Food Products)	792	98,968
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	3,300	77,748
InterDigital, Inc. (Communications Equipment)	792	72,349
International Bancshares Corp. (Banks)	660	26,928
Intersil Corp.—Class A (Semiconductors & Semiconductor Equipment)	3,432	76,534
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	924	91,208
j2 Global, Inc. (Internet Software & Services)	1,188	97,178
Jack Henry & Associates, Inc. (IT Services)	1,980	175,784
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	792	88,419
John Wiley & Sons, Inc.—Class A (Media)	528	28,776
Joy Global, Inc. (Machinery)	1,452	40,656
Kate Spade & Co.* (Textiles, Apparel & Luxury Goods)	3,168	59,147
Kennametal, Inc. (Machinery)	924	28,884
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	2,376	86,890
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	2,244	164,306
Lamar Advertising Co.—Class A (Equity Real Estate Investment Trusts)	2,112	142,011
Lamb Weston Holding, Inc.* (Food Products)	2,112	79,939
Lancaster Colony Corp. (Food Products)	528	74,654
Landstar System, Inc. (Road & Rail)	1,056	90,077
Lennox International, Inc. (Building Products)	924	141,529
Liberty Property Trust (Equity Real Estate Investment Trusts)	3,696	145,992
Lincoln Electric Holdings, Inc. (Machinery)	1,584	121,445
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	528	80,135
Live Nation Entertainment, Inc.* (Media)	1,716	45,646
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	1,320	38,306
Manhattan Associates, Inc.* (Software)	1,188	63,000
MarketAxess Holdings, Inc. (Capital Markets)	924	135,754
MAXIMUS, Inc. (IT Services)	1,584	88,371
MB Financial, Inc. (Banks)	1,056	49,875
MDU Resources Group, Inc. (Multi-Utilities)	4,884	140,513
MEDNAX, Inc.* (Health Care Providers & Services)	1,452	96,790
Mentor Graphics Corp. (Software)	2,772	102,259
Meredith Corp. (Media)	528	31,231
Microsemi Corp.* (Semiconductors & Semiconductor Equipment)	2,904	156,729
Minerals Technologies, Inc. (Chemicals)	924	71,379
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	924	75,703
MSA Safety, Inc. (Commercial Services & Supplies)	792	54,909
MSC Industrial Direct Co., Inc.—Class A (Trading Companies & Distributors)	1,056	97,563
MSCI, Inc.—Class A (Capital Markets)	2,376	187,181
National Fuel Gas Co. (Gas Utilities)	1,188	67,288
National Instruments Corp. (Electronic Equipment, Instruments & Components)	1,320	40,682
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	2,112	93,350
NCR Corp.* (Technology Hardware, Storage & Peripherals)	3,036	123,140
NewMarket Corp. (Chemicals)	132	55,947
Nordson Corp. (Machinery)	1,320	147,906
NuVasive, Inc.* (Health Care Equipment & Supplies)	1,188	80,024
NVR, Inc.* (Household Durables)	132	220,309
Old Dominion Freight Line, Inc.* (Road & Rail)	1,716	147,215
Oshkosh Corp. (Machinery)	924	59,700
Packaging Corp. of America (Containers & Packaging)	2,376	201,532
Panera Bread Co.*—Class A (Hotels, Restaurants & Leisure)	528	108,288
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)	660	56,483
PAREXEL International Corp.* (Life Sciences Tools & Services)	660	43,375
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	1,716	46,195
Plantronics, Inc. (Communications Equipment)	528	28,913
Polaris Industries, Inc. (Leisure Products)	660	54,377
Pool Corp. (Distributors)	1,056	110,183
Post Holdings, Inc.* (Food Products)	1,584	127,338
Potlatch Corp. (Equity Real Estate Investment Trusts)	660	27,489
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	792	41,263
Primerica, Inc. (Insurance)	1,188	82,150
PrivateBancorp, Inc. (Banks)	1,188	64,378
PTC, Inc.* (Software)	1,980	91,615

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Mid-Cap Growth :: 85

Common Stocks, continued

	Shares	Value
QEP Resources, Inc.* (Oil, Gas & Consumable Fuels)	2,244	$41,312
Raymond James Financial, Inc. (Capital Markets)	1,716	118,867
Rayonier, Inc. (Equity Real Estate Investment Trusts)	1,320	35,112
Regency Centers Corp. (Equity Real Estate Investment Trusts)	1,584	109,217
RenaissanceRe Holdings, Ltd. (Insurance)	528	71,924
ResMed, Inc. (Health Care Equipment & Supplies)	2,376	147,431
Rollins, Inc. (Commercial Services & Supplies)	2,376	80,261
Royal Gold, Inc. (Metals & Mining)	1,584	100,346
RPM International, Inc. (Chemicals)	2,112	113,689
Sally Beauty Holdings, Inc.* (Specialty Retail)	1,980	52,312
Science Applications International Corp. (IT Services)	1,056	89,549
SEI Investments Co. (Capital Markets)	1,980	97,733
Sensient Technologies Corp. (Chemicals)	660	51,863
Service Corp. International (Diversified Consumer Services)	2,904	82,473
Signature Bank* (Banks)	924	138,784
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	1,056	68,640
Skechers U.S.A., Inc.*—Class A (Textiles, Apparel & Luxury Goods)	3,300	81,114
SLM Corp.* (Consumer Finance)	10,692	117,826
SM Energy Co. (Oil, Gas & Consumable Fuels)	1,188	40,962
Sonoco Products Co. (Containers & Packaging)	1,320	69,564
Sotheby’s*—Class A (Diversified Consumer Services)	1,188	47,354
Southwest Gas Corp. (Gas Utilities)	1,188	91,025
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	1,584	29,969
Steel Dynamics, Inc. (Metals & Mining)	4,092	145,593
Superior Energy Services, Inc. (Energy Equipment & Services)	1,584	26,738
SVB Financial Group* (Banks)	792	135,954
Synopsys, Inc.* (Software)	3,696	217,547
Synovus Financial Corp. (Banks)	1,584	65,071
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	1,584	56,676
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	792	58,553
Teledyne Technologies, Inc.* (Aerospace & Defense)	528	64,944
Teleflex, Inc. (Health Care Equipment & Supplies)	660	106,359
Tempur Sealy International, Inc.* (Household Durables)	792	54,078
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	2,904	73,762
Texas Roadhouse, Inc.—Class A (Hotels, Restaurants & Leisure)	1,584	76,412
The Boston Beer Co., Inc.*—Class A (Beverages)	132	22,420
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	1,056	63,233
The Scotts Miracle-Gro Co.—Class A (Chemicals)	1,056	100,901
The Toro Co. (Machinery)	2,772	155,093
The Ultimate Software Group, Inc.* (Software)	660	120,351
The Valspar Corp. (Chemicals)	1,320	136,765
The Wendy’s Co. (Hotels, Restaurants & Leisure)	5,016	67,816
The WhiteWave Foods Co.* (Food Products)	4,356	242,194
Thor Industries, Inc. (Automobiles)	1,188	118,859
Tootsie Roll Industries, Inc. (Food Products)	264	10,494
Trimble Navigation, Ltd.* (Electronic Equipment, Instruments & Components)	4,092	123,374
Trustmark Corp. (Banks)	792	28,235
Tupperware Brands Corp. (Household Durables)	528	27,783
Tyler Technologies, Inc.* (Software)	792	113,074
UMB Financial Corp. (Banks)	792	61,079
United States Steel Corp. (Metals & Mining)	2,112	69,717
United Therapeutics Corp.* (Biotechnology)	792	113,597
Urban Edge Properties (Equity Real Estate Investment Trusts)	1,452	39,945
Valmont Industries, Inc. (Construction & Engineering)	264	37,198
VCA, Inc.* (Health Care Providers & Services)	1,980	135,927
Versum Materials, Inc.* (Semiconductors & Semiconductor Equipment)	1,716	48,168
ViaSat, Inc.* (Communications Equipment)	792	52,446
Vista Outdoor, Inc.* (Leisure Products)	660	24,354
Wabtec Corp. (Machinery)	1,452	120,545
Washington Federal, Inc. (Thrifts & Mortgage Finance)	2,244	77,081
Watsco, Inc. (Trading Companies & Distributors)	396	58,656
WebMD Health Corp.* (Internet Software & Services)	924	45,803
Webster Financial Corp. (Banks)	1,452	78,815
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	2,904	103,934
WellCare Health Plans, Inc.* (Health Care Providers & Services)	1,056	144,756
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	1,848	156,766
Westar Energy, Inc. (Electric Utilities)	2,112	119,011
WEX, Inc.* (IT Services)	924	103,118
WGL Holdings, Inc. (Gas Utilities)	660	50,345
WisdomTree Investments, Inc. (Capital Markets)	1,848	20,587
Woodward, Inc. (Machinery)	1,320	91,146
Worthington Industries, Inc. (Metals & Mining)	1,056	50,097
WPX Energy, Inc.* (Oil, Gas & Consumable Fuels)	4,488	65,389
Zebra Technologies Corp.*—Class A (Electronic Equipment, Instruments & Components)	1,320	113,203
TOTAL COMMON STOCKS (Cost $15,099,994)		21,316,766

Repurchase Agreements(a) (0.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.23%—0.44%, dated 12/30/16, due 1/3/17, total to be received $186,006	$186,000	$186,000
TOTAL REPURCHASE AGREEMENTS (Cost $186,000)		186,000
TOTAL INVESTMENT SECURITIES (Cost $15,285,994)—100.0%		21,502,766
Net other assets (liabilities)— NM		(10,341)
NET ASSETS—100.0%		$21,492,425

*	Non-income producing security

See accompanying notes to financial statements.

86 :: ProFund VP Mid-Cap Growth :: Financial Statements

(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

NM	Not meaningful, amount is less than 0.05%.

ProFund VP Mid-Cap Growth invested in the following industries as of December 31, 2016:

	Value	% of Net Assets
Aerospace & Defense	$482,971	2.2%
Auto Components	140,350	0.7%
Automobiles	118,859	0.6%
Banks	1,344,889	6.2%
Beverages	22,420	0.1%
Biotechnology	113,597	0.5%
Building Products	316,535	1.5%
Capital Markets	870,984	4.1%
Chemicals	530,544	2.5%
Commercial Services & Supplies	367,761	1.7%
Communications Equipment	294,151	1.4%
Construction & Engineering	166,514	0.8%
Construction Materials	117,054	0.5%
Consumer Finance	117,826	0.5%
Containers & Packaging	319,573	1.5%
Distributors	110,183	0.5%
Diversified Consumer Services	129,827	0.6%
Electric Utilities	119,011	0.6%
Electrical Equipment	174,900	0.8%
Electronic Equipment, Instruments & Components	709,336	3.3%
Energy Equipment & Services	72,933	0.3%
Equity Real Estate Investment Trusts	2,471,558	11.5%
Food & Staples Retailing	29,969	0.1%
Food Products	633,587	3.0%
Gas Utilities	208,658	0.9%
Health Care Equipment & Supplies	1,121,894	5.3%
Health Care Providers & Services	470,016	2.2%
Hotels, Restaurants & Leisure	993,331	4.5%
Household Durables	302,170	1.4%
Household Products	41,220	0.2%
Industrial Conglomerates	174,699	0.8%
Insurance	284,348	1.3%
Internet Software & Services	159,655	0.7%
IT Services	1,101,110	5.1%
Leisure Products	78,731	0.4%
Life Sciences Tools & Services	246,855	1.1%
Machinery	1,319,565	6.2%
Media	291,782	1.4%
Metals & Mining	396,780	1.8%
Multi-Utilities	189,094	0.9%
Oil, Gas & Consumable Fuels	263,127	1.3%
Pharmaceuticals	125,837	0.6%
Professional Services	23,998	0.1%
Real Estate Management & Development	29,614	0.1%
Road & Rail	365,413	1.7%
Semiconductors & Semiconductor Equipment	918,649	4.3%
Software	1,464,361	6.8%
Specialty Retail	232,905	1.1%
Technology Hardware, Storage & Peripherals	147,700	0.7%
Textiles, Apparel & Luxury Goods	264,826	1.2%
Thrifts & Mortgage Finance	77,081	0.4%
Trading Companies & Distributors	180,605	0.8%
Water Utilities	67,410	0.3%
Other**	175,659	0.9%
Total	$21,492,425	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Mid-Cap Growth :: 87

Statement of Assets and Liabilities
December 31, 2016

ASSETS:
Total Investment Securities, at cost	$15,285,994
Securities, at value	21,316,766
Repurchase agreements, at value	186,000
Total Investment Securities, at value	21,502,766
Cash	276
Dividends and interest receivable	29,355
Receivable for capital shares issued	17,020
Prepaid expenses	837
TOTAL ASSETS	21,550,254

LIABILITIES:
Payable for capital shares redeemed	10,642
Advisory fees payable	14,859
Management services fees payable	1,981
Administration fees payable	718
Administrative services fees payable	7,357
Distribution fees payable	5,514
Trustee fees payable	8
Transfer agency fees payable	1,939
Fund accounting fees payable	815
Compliance services fees payable	119
Other accrued expenses	13,877
TOTAL LIABILITIES	57,829
NET ASSETS	$21,492,425

NET ASSETS CONSIST OF:
Capital	$14,446,681
Accumulated net realized gains (losses) on investments	828,972
Net unrealized appreciation (depreciation) on investments	6,216,772
NET ASSETS	$21,492,425

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	485,618
Net Asset Value (offering and redemption price per share)	$44.26

Statement of Operations
For the Year Ended December 31, 2016

INVESTMENT INCOME:
Dividends	$257,847
Interest	102
TOTAL INVESTMENT INCOME	257,949

EXPENSES:
Advisory fees	157,865
Management services fees	21,048
Administration fees	8,252
Transfer agency fees	11,921
Administrative services fees	70,001
Distribution fees	52,622
Custody fees	3,846
Fund accounting fees	11,181
Trustee fees	517
Compliance services fees	187
Other fees	18,928
Total Gross Expenses before reductions	356,368
Expenses reduced and reimbursed by the Advisor	(2,751)
TOTAL NET EXPENSES	353,617
NET INVESTMENT INCOME (LOSS)	(95,668)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	2,264,395
Change in net unrealized appreciation/depreciation on investments	(274,177)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	1,990,218
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,894,550

See accompanying notes to financial statements.

88 :: ProFund VP Mid-Cap Growth :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2016	Year Ended December 31, 2015
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(95,668)	$(140,409)
Net realized gains (losses) on investments	2,264,395	982,052
Change in net unrealized appreciation/depreciation on investments	(274,177)	(1,453,023)
Change in net assets resulting from operations	1,894,550	(611,380)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	(1,189,519)	(4,833,027)
Change in net assets resulting from distributions	(1,189,519)	(4,833,027)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	28,074,286	57,487,232
Distributions reinvested	1,189,519	4,833,027
Value of shares redeemed	(35,208,249)	(55,346,673)
Change in net assets resulting from capital transactions	(5,944,444)	6,973,586
Change in net assets	(5,239,413)	1,529,179

NET ASSETS:
Beginning of period	26,731,838	25,202,659
End of period	$21,492,425	$26,731,838

SHARE TRANSACTIONS:
Issued	665,411	1,245,825
Reinvested	27,333	112,605
Redeemed	(853,852)	(1,234,513)
Change in shares	(161,108)	123,917

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Mid-Cap Growth :: 89

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012
Net Asset Value, Beginning of Period	$41.33	$48.21	$50.03	$38.33	$33.22
Investment Activities:
Net investment income (loss)(a)	(0.19)	(0.22)	(0.31)	(0.27)	(0.24)
Net realized and unrealized gains (losses) on investments	5.47	0.63 (b)	3.01	11.97	5.35
Total income (loss) from investment activities	5.28	0.41	2.70	11.70	5.11

Distributions to Shareholders From:
Net realized gains on investments	(2.35)	(7.29)	(4.52)	—	—

Net Asset Value, End of Period	$44.26	$41.33	$48.21	$50.03	$38.33

Total Return	12.87%	0.28%	5.89%	30.52%	15.38%

Ratios to Average Net Assets:
Gross expenses	1.69%	1.70%	1.79%	1.79%	1.87%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)	(0.45)%	(0.49)%	(0.65)%	(0.60)%	(0.65)%

Supplemental Data:
Net assets, end of period (000’s)	$21,492	$26,732	$25,203	$34,981	$30,224
Portfolio turnover rate(c)	171%	215%	159%	149%	212%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

The amount shown for a share outstanding throughout the period does not accord with the changes in aggregate gains and losses in the portfolio of securities during the period because of timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

90 :: ProFund VP Small-Cap Value :: Management Discussion of Fund Performance

ProFund VP Small-Cap Value seeks investment results, before fees and expenses, that correspond to the performance of the S&P SmallCap 600 Value Index (the “Index”). For the year ended December 31, 2016, the Fund had a total return of 28.77%. For the same period, the Index had a return of 31.32%(1) and a volatility of 18.24%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities that, in combination, should have similar return characteristics as the return of the Index. The Index is designed to provide a comprehensive measure of small-cap U.S. equity “value” performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprising stocks representing approximately half the market capitalization of the S&P SmallCap 600 that have been identified as being on the value end of the growth-value spectrum. The S&P SmallCap 600 is a float adjusted, market capitalization-weighted index of 600 U.S. operating companies. Securities are selected for inclusion in the Index by an S&P committee through a non-mechanical process that factors in criteria such as liquidity, price, market capitalization, financial viability, and public float.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Small-Cap Value from December 31, 2006 to December 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/16

Fund	One Year	Five Year	Ten Year
ProFund VP Small-Cap Value	28.77%	14.85%	6.13%
S&P SmallCap 600 Value Index	31.32%	16.88%	8.18%

Expense Ratios**

Fund	Gross	Net
ProFund VP Small-Cap Value	1.69%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 2, 2016. Contractual fee waivers are in effect through April 30, 2017. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Wintrust Financial Corp.	1.1%
ALLETE, Inc.	0.9%
ProAssurance Corp.	0.9%
CACI International, Inc.	0.9%
Spire, Inc.	0.9%

S&P SmallCap 600 Value Index — Composition

% of Index
Financials	20%
Industrials	18%
Consumer Discretionary	18%
Information Technology	12%
Health Care	8%
Materials	7%
Real Estate	5%
Energy	4%
Utilities	4%
Consumer Staples	3%
Telecommunication Services	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)

The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Small-Cap Value :: 91

Schedule of Portfolio Investments :: December 31, 2016

Common Stocks (100.2%)

	Shares	Value
A. Schulman, Inc. (Chemicals)	2,223	$74,359
AAR Corp. (Aerospace & Defense)	4,275	141,289
Abaxis, Inc. (Health Care Equipment & Supplies)	1,197	63,166
Abercrombie & Fitch Co.—Class A (Specialty Retail)	9,063	108,756
ABM Industries, Inc. (Commercial Services & Supplies)	3,933	160,624
Acadia Realty Trust (Equity Real Estate Investment Trusts)	6,156	201,178
Aceto Corp. (Health Care Providers & Services)	4,104	90,165
Acorda Therapeutics, Inc.* (Biotechnology)	6,156	115,733
Actuant Corp.—Class A (Machinery)	4,104	106,499
Adeptus Health, Inc.*—Class A (Health Care Providers & Services)	2,052	15,677
ADTRAN, Inc. (Communications Equipment)	2,394	53,506
AdvanSix, Inc.* (Chemicals)	4,104	90,863
Aegion Corp.* (Construction & Engineering)	4,617	109,423
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	3,420	61,389
Aerovironment, Inc.* (Aerospace & Defense)	1,368	36,703
Agilysys, Inc.* (Electronic Equipment, Instruments & Components)	2,052	21,259
Air Methods Corp.* (Health Care Providers & Services)	4,446	141,605
AK Steel Holding Corp.* (Metals & Mining)	18,468	188,558
Alamo Group, Inc. (Machinery)	513	39,039
Albany International Corp.—Class A (Machinery)	1,539	71,256
Albany Molecular Research, Inc.* (Life Sciences Tools & Services)	2,907	54,535
ALLETE, Inc. (Electric Utilities)	6,669	428,083
Almost Family, Inc.* (Health Care Providers & Services)	1,197	52,788
Amedisys, Inc.* (Health Care Providers & Services)	3,762	160,374
American Axle & Manufacturing Holdings, Inc.* (Auto Components)	10,260	198,018
American Equity Investment Life Holding Co. (Insurance)	11,799	265,949
American Public Education, Inc.* (Diversified Consumer Services)	2,223	54,575
American States Water Co. (Water Utilities)	2,565	116,861
American Vanguard Corp. (Chemicals)	3,420	65,493
American Woodmark Corp.* (Building Products)	855	64,339
AMERISAFE, Inc. (Insurance)	1,026	63,971
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	1,539	28,348
Analogic Corp. (Health Care Equipment & Supplies)	855	70,922
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	4,275	72,119
Anika Therapeutics, Inc.* (Health Care Equipment & Supplies)	684	33,489
Anixter International, Inc.* (Electronic Equipment, Instruments & Components)	3,762	304,910
Apogee Enterprises, Inc. (Building Products)	1,539	82,429
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	1,710	101,574
ArcBest Corp. (Road & Rail)	3,249	89,835
Archrock, Inc. (Energy Equipment & Services)	5,301	69,973
Arctic Cat, Inc.* (Leisure Products)	1,710	25,684
Asbury Automotive Group, Inc.* (Specialty Retail)	2,565	158,261
Ascena Retail Group, Inc.* (Specialty Retail)	22,743	140,779
Astoria Financial Corp. (Thrifts & Mortgage Finance)	12,312	229,618
Atlas Air Worldwide Holdings, Inc.* (Air Freight & Logistics)	3,420	178,353
ATN International, Inc. (Diversified Telecommunication Services)	684	54,809
Atwood Oceanics, Inc. (Energy Equipment & Services)	8,037	105,526
Avista Corp. (Multi-Utilities)	8,550	341,915
AZZ, Inc. (Electrical Equipment)	1,197	76,488
Banc of California, Inc. (Banks)	6,669	115,707
Bank Mutual Corp. (Thrifts & Mortgage Finance)	2,394	22,623
Banner Corp. (Banks)	3,591	200,414
Barnes & Noble Education, Inc.* (Specialty Retail)	5,130	58,841
Barnes & Noble, Inc. (Specialty Retail)	7,353	81,986
Barnes Group, Inc. (Machinery)	2,907	137,850
Bel Fuse, Inc.—Class B (Communications Equipment)	513	15,852
Benchmark Electronics, Inc.* (Electronic Equipment, Instruments & Components)	6,498	198,189
Big 5 Sporting Goods Corp. (Specialty Retail)	2,394	41,536
Biglari Holdings, Inc.* (Hotels, Restaurants & Leisure)	171	80,917
Bill Barrett Corp.* (Oil, Gas & Consumable Fuels)	4,275	29,882
BJ’s Restaurants, Inc.* (Hotels, Restaurants & Leisure)	2,565	100,805
Black Box Corp. (Communications Equipment)	2,052	31,293
Blucora, Inc.* (Internet Software & Services)	5,130	75,667
Blue Nile, Inc. (Internet & Direct Marketing Retail)	684	27,791
Bob Evans Farms, Inc. (Hotels, Restaurants & Leisure)	1,197	63,692
Boise Cascade Co.* (Paper & Forest Products)	5,130	115,425
Boston Private Financial Holdings, Inc. (Banks)	4,617	76,411
Bottomline Technologies, Inc.* (Software)	2,394	59,898
Boyd Gaming Corp.* (Hotels, Restaurants & Leisure)	10,944	220,740
Brady Corp.—Class A (Commercial Services & Supplies)	1,710	64,211
Briggs & Stratton Corp. (Machinery)	5,814	129,420
Bristow Group, Inc. (Energy Equipment & Services)	4,275	87,552
Brookline Bancorp, Inc. (Banks)	3,420	56,088
Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	4,617	78,812
CACI International, Inc.*—Class A (IT Services)	3,249	403,851
Calamos Asset Management, Inc.—Class A (Capital Markets)	2,223	19,007
CalAmp Corp.* (Communications Equipment)	2,736	39,672
Caleres, Inc. (Specialty Retail)	5,814	190,815
Calgon Carbon Corp. (Chemicals)	6,840	116,280
Callaway Golf Co. (Leisure Products)	5,472	59,973
Cal-Maine Foods, Inc. (Food Products)	3,933	173,740
Cambrex Corp.* (Life Sciences Tools & Services)	1,368	73,804
Capstead Mortgage Corp. (Mortgage Real Estate Investment Trusts)	12,825	130,687

See accompanying notes to financial statements.

92 :: ProFund VP Small-Cap Value :: Financial Statements

Common Stocks, continued

	Shares	Value
CARBO Ceramics, Inc.* (Energy Equipment & Services)	2,736	$28,619
Career Education Corp.* (Diversified Consumer Services)	3,420	34,508
Carrizo Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	3,933	146,898
Cavco Industries, Inc.* (Household Durables)	1,197	119,520
CDI Corp.* (Professional Services)	1,881	13,919
Cedar Realty Trust, Inc. (Equity Real Estate Investment Trusts)	10,260	66,998
Celadon Group, Inc. (Road & Rail)	3,762	26,898
Century Aluminum Co.* (Metals & Mining)	6,669	57,087
Chart Industries, Inc.* (Machinery)	2,052	73,913
Chemed Corp. (Health Care Providers & Services)	1,026	164,581
Chesapeake Lodging Trust (Equity Real Estate Investment Trusts)	8,037	207,837
Ciber, Inc.* (IT Services)	9,918	6,266
Cincinnati Bell, Inc.* (Diversified Telecommunication Services)	2,394	53,506
CIRCOR International, Inc. (Machinery)	1,026	66,567
City Holding Co. (Banks)	1,026	69,358
Clearwater Paper Corp.* (Paper & Forest Products)	2,223	145,718
Cloud Peak Energy, Inc.* (Oil, Gas & Consumable Fuels)	8,208	46,047
Cohu, Inc. (Semiconductors & Semiconductor Equipment)	3,249	45,161
Columbia Banking System, Inc. (Banks)	3,591	160,446
Comfort Systems USA, Inc. (Construction & Engineering)	4,959	165,135
Community Bank System, Inc. (Banks)	2,565	158,491
Community Health Systems, Inc.* (Health Care Providers & Services)	15,219	85,074
Computer Programs & Systems, Inc. (Health Care Technology)	1,368	32,285
Comtech Telecommunications Corp. (Communications Equipment)	3,078	36,474
CONMED Corp. (Health Care Equipment & Supplies)	3,249	143,508
Consolidated Communications Holdings, Inc. (Diversified Telecommunication Services)	2,394	64,279
Contango Oil & Gas Co.* (Oil, Gas & Consumable Fuels)	1,881	17,569
Cooper-Standard Holding, Inc.* (Auto Components)	2,394	247,492
Core-Mark Holding Co., Inc. (Distributors)	6,156	265,139
CorVel Corp.* (Health Care Providers & Services)	684	25,034
Cray, Inc.* (Technology Hardware, Storage & Peripherals)	5,472	113,270
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	9,918	68,037
CSG Systems International, Inc. (IT Services)	1,539	74,488
Cubic Corp. (Aerospace & Defense)	3,420	163,989
CVB Financial Corp. (Banks)	5,643	129,394
Daktronics, Inc. (Electronic Equipment, Instruments & Components)	5,301	56,721
Darling Ingredients, Inc.* (Food Products)	22,059	284,781
Deltic Timber Corp. (Paper & Forest Products)	513	39,537
Depomed, Inc.* (Pharmaceuticals)	3,591	64,710
DHI Group, Inc.* (Internet Software & Services)	4,275	26,719
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	12,825	147,872
Digi International, Inc.* (Communications Equipment)	3,420	47,025
Dime Community Bancshares, Inc. (Thrifts & Mortgage Finance)	1,881	37,808
DineEquity, Inc. (Hotels, Restaurants & Leisure)	1,197	92,169
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	5,130	131,688
Diplomat Pharmacy, Inc.* (Health Care Providers & Services)	5,814	73,256
Donnelley Financial Solutions, Inc.* (Capital Markets)	3,591	82,521
DSP Group, Inc.* (Semiconductors & Semiconductor Equipment)	2,907	37,936
DXP Enterprises, Inc.* (Trading Companies & Distributors)	2,052	71,286
Echo Global Logistics, Inc.* (Air Freight & Logistics)	3,762	94,238
eHealth, Inc.* (Insurance)	2,223	23,675
El Paso Electric Co. (Electric Utilities)	5,472	254,448
El Pollo Locco Holdings, Inc.* (Hotels, Restaurants & Leisure)	1,197	14,723
Electro Scientific Industries, Inc.* (Electronic Equipment, Instruments & Components)	4,275	25,308
Electronics for Imaging, Inc.* (Technology Hardware, Storage & Peripherals)	3,078	135,001
Emergent BioSolutions, Inc.* (Biotechnology)	2,565	84,235
Employers Holdings, Inc. (Insurance)	4,275	169,290
Encore Capital Group, Inc.* (Consumer Finance)	3,078	88,185
Encore Wire Corp. (Electrical Equipment)	2,736	118,606
Engility Holdings, Inc.* (Aerospace & Defense)	2,394	80,678
Enova International, Inc.* (Consumer Finance)	3,078	38,629
EnPro Industries, Inc. (Machinery)	1,368	92,148
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	342	39,398
Era Group, Inc.* (Energy Equipment & Services)	2,565	43,528
Essendant, Inc. (Commercial Services & Supplies)	4,959	103,643
Ethan Allen Interiors, Inc. (Household Durables)	1,539	56,712
Exar Corp.* (Semiconductors & Semiconductor Equipment)	2,223	23,964
ExlService Holdings, Inc.* (IT Services)	1,539	77,627
Exponent, Inc. (Professional Services)	1,197	72,179
Express, Inc.* (Specialty Retail)	10,431	112,238
Exterran Corp.* (Energy Equipment & Services)	4,275	102,173
EZCORP, Inc.*—Class A (Consumer Finance)	6,498	69,204
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,026	36,936
Federal Signal Corp. (Machinery)	8,037	125,458
Fidelity Southern Corp. (Banks)	2,907	68,809
Fiesta Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	3,591	107,191
Financial Engines, Inc. (Capital Markets)	2,565	94,264
First Commonwealth Financial Corp. (Banks)	4,275	60,620
First Financial Bancorp (Banks)	2,907	82,704
First Midwest Bancorp, Inc. (Banks)	4,617	116,487
First NBC Bank Holding Co.* (Banks)	2,223	16,228
FirstCash, Inc. (Consumer Finance)	6,498	305,405
Flotek Industries, Inc.* (Chemicals)	4,275	40,142
Forestar Group, Inc.* (Real Estate Management & Development)	3,591	47,760
Forward Air Corp. (Air Freight & Logistics)	1,368	64,816
Franklin Electric Co., Inc. (Machinery)	2,394	93,127
Franklin Street Properties Corp. (Equity Real Estate Investment Trusts)	6,840	88,646
Fred’s, Inc.—Class A (Multiline Retail)	4,788	88,865
FTD Cos., Inc.* (Internet & Direct Marketing Retail)	2,223	52,996

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap Value :: 93

Common Stocks, continued

	Shares	Value
FutureFuel Corp. (Chemicals)	3,078	$42,784
Gannett Co., Inc. (Media)	15,561	151,097
General Cable Corp. (Electrical Equipment)	6,669	127,044
General Communication, Inc.*—Class A (Diversified Telecommunication Services)	3,591	69,845
Genesco, Inc.* (Specialty Retail)	2,736	169,906
Gentherm, Inc.* (Auto Components)	4,959	167,862
Geospace Technologies Corp.* (Energy Equipment & Services)	1,026	20,889
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	5,814	171,862
Glacier Bancorp, Inc. (Banks)	3,249	117,711
Government Properties Income Trust (Equity Real Estate Investment Trusts)	9,576	182,566
Great Western Bancorp, Inc. (Banks)	3,249	141,624
Green Dot Corp.*—Class A (Consumer Finance)	2,907	68,460
Green Plains, Inc. (Oil, Gas & Consumable Fuels)	4,788	133,346
Greenhill & Co., Inc. (Capital Markets)	2,052	56,840
Group 1 Automotive, Inc. (Specialty Retail)	2,736	213,244
GUESS?, Inc. (Specialty Retail)	8,208	99,317
Gulf Island Fabrication, Inc. (Energy Equipment & Services)	1,881	22,384
H.B. Fuller Co. (Chemicals)	6,669	322,180
Haemonetics Corp.* (Health Care Equipment & Supplies)	3,420	137,484
Harmonic, Inc.* (Communications Equipment)	10,431	52,155
Harsco Corp. (Machinery)	5,643	76,745
Haverty Furniture Cos., Inc. (Specialty Retail)	2,565	60,791
Hawkins, Inc. (Chemicals)	513	27,676
Haynes International, Inc. (Metals & Mining)	1,710	73,513
HCI Group, Inc. (Insurance)	1,197	47,258
Healthcare Services Group, Inc. (Commercial Services & Supplies)	3,249	127,263
HealthEquity, Inc.* (Health Care Providers & Services)	2,565	103,934
Healthways, Inc.* (Health Care Providers & Services)	2,223	50,573
Heartland Express, Inc. (Road & Rail)	2,223	45,260
Heidrick & Struggles International, Inc. (Professional Services)	2,565	61,945
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	8,721	76,919
HFF, Inc.—Class A (Real Estate Management & Development)	1,539	46,555
Hibbett Sports, Inc.* (Specialty Retail)	1,368	51,026
Hillenbrand, Inc. (Machinery)	4,104	157,388
HomeStreet, Inc.* (Thrifts & Mortgage Finance)	3,078	97,265
Hope Bancorp, Inc. (Banks)	17,100	374,319
Horace Mann Educators Corp. (Insurance)	5,472	234,202
Hornbeck Offshore Services, Inc.* (Energy Equipment & Services)	4,275	30,866
Hub Group, Inc.*—Class A (Air Freight & Logistics)	4,446	194,512
Iconix Brand Group, Inc.* (Textiles, Apparel & Luxury Goods)	4,446	41,526
ILG, Inc. (Hotels, Restaurants & Leisure)	6,327	114,962
Impax Laboratories, Inc.* (Pharmaceuticals)	9,918	131,414
Independent Bank Corp. (Banks)	1,368	96,376
Infinity Property & Casualty Corp. (Insurance)	1,539	135,278
Innophos Holdings, Inc. (Chemicals)	684	35,746
Innospec, Inc. (Chemicals)	1,710	117,135
Inogen, Inc.* (Health Care Equipment & Supplies)	855	57,430
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	4,788	193,627
Integer Holdings Corp.* (Health Care Equipment & Supplies)	3,762	110,791
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	1,368	117,361
Inter Parfums, Inc. (Personal Products)	1,197	39,202
Interactive Brokers Group, Inc.—Class A (Capital Markets)	9,063	330,890
Interface, Inc. (Commercial Services & Supplies)	8,721	161,775
INTL FCStone, Inc.* (Capital Markets)	2,052	81,259
Invacare Corp. (Health Care Equipment & Supplies)	4,275	55,789
Investment Technology Group, Inc. (Capital Markets)	4,104	81,013
Iridium Communications, Inc.* (Diversified Telecommunication Services)	10,773	103,421
Ixia* (Communications Equipment)	8,550	137,655
J & J Snack Foods Corp. (Food Products)	855	114,083
Kaiser Aluminum Corp. (Metals & Mining)	2,394	185,990
Kaman Corp.—Class A (Trading Companies & Distributors)	3,591	175,708
KapStone Paper & Packaging Corp. (Paper & Forest Products)	11,799	260,168
Kelly Services, Inc.—Class A (Professional Services)	3,933	90,144
Kindred Healthcare, Inc. (Health Care Providers & Services)	11,457	89,937
Kirkland’s, Inc.* (Specialty Retail)	1,881	29,174
Kite Realty Group Trust (Equity Real Estate Investment Trusts)	11,286	264,995
Kopin Corp.* (Semiconductors & Semiconductor Equipment)	4,446	12,627
Koppers Holdings, Inc.* (Chemicals)	1,026	41,348
Korn/Ferry International (Professional Services)	7,695	226,465
Kulicke & Soffa Industries, Inc.* (Semiconductors & Semiconductor Equipment)	4,617	73,641
Lannett Co., Inc.* (Pharmaceuticals)	3,933	86,723
La-Z-Boy, Inc. (Household Durables)	6,498	201,763
LHC Group, Inc.* (Health Care Providers & Services)	2,052	93,776
Lindsay Corp. (Machinery)	684	51,033
Liquidity Services, Inc.* (Internet Software & Services)	3,249	31,678
Lithia Motors, Inc.—Class A (Specialty Retail)	3,078	298,042
LivePerson, Inc.* (Internet Software & Services)	3,933	29,694
LSB Industries, Inc.* (Chemicals)	2,736	23,037
LSC Communications, Inc. (Commercial Services & Supplies)	3,591	106,581
LTC Properties, Inc. (Equity Real Estate Investment Trusts)	1,710	80,336
Lumber Liquidators Holdings, Inc.* (Specialty Retail)	3,591	56,522
Lumos Networks Corp.* (Diversified Telecommunication Services)	1,710	26,710
M.D.C. Holdings, Inc. (Household Durables)	5,472	140,412
M/I Homes, Inc.* (Household Durables)	3,249	81,810
Magellan Health, Inc.* (Health Care Providers & Services)	1,539	115,810
Maiden Holdings, Ltd. (Insurance)	9,747	170,085
ManTech International Corp.—Class A (IT Services)	3,420	144,495
MarineMax, Inc.* (Specialty Retail)	3,249	62,868
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	1,026	87,056
Marten Transport, Ltd. (Road & Rail)	1,539	35,859

See accompanying notes to financial statements.

94 :: ProFund VP Small-Cap Value :: Financial Statements

Common Stocks, continued

	Shares	Value
Materion Corp. (Metals & Mining)	2,736	$108,346
Matrix Service Co.* (Energy Equipment & Services)	3,591	81,516
Matson, Inc. (Marine)	5,814	205,757
Matthews International Corp.—Class A (Commercial Services & Supplies)	1,368	105,131
Medifast, Inc. (Personal Products)	684	28,475
Meridian Bioscience, Inc. (Health Care Equipment & Supplies)	3,078	54,481
Meritage Homes Corp.* (Household Durables)	5,130	178,524
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	2,223	91,921
MicroStrategy, Inc.*—Class A (Software)	513	101,265
Mobile Mini, Inc. (Commercial Services & Supplies)	3,249	98,282
Monarch Casino & Resort, Inc.* (Hotels, Restaurants & Leisure)	1,539	39,675
Monotype Imaging Holdings, Inc. (Software)	3,249	64,493
Monro Muffler Brake, Inc. (Specialty Retail)	2,394	136,937
Moog, Inc.*—Class A (Aerospace & Defense)	4,275	280,782
Motorcar Parts of America, Inc.* (Auto Components)	2,565	69,050
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	2,052	58,995
MTS Systems Corp. (Electronic Equipment, Instruments & Components)	2,223	126,044
Mueller Industries, Inc. (Machinery)	7,695	307,491
Multi-Color Corp. (Commercial Services & Supplies)	684	53,078
Myers Industries, Inc. (Containers & Packaging)	2,907	41,570
National Presto Industries, Inc. (Aerospace & Defense)	684	72,778
Natus Medical, Inc.* (Health Care Equipment & Supplies)	2,394	83,311
Nautilus, Inc.* (Leisure Products)	1,368	25,308
NBT Bancorp, Inc. (Banks)	2,223	93,099
Neenah Paper, Inc. (Paper & Forest Products)	855	72,846
Nektar Therapeutics* (Pharmaceuticals)	8,550	104,909
NETGEAR, Inc.* (Communications Equipment)	1,881	102,232
New Media Investment Group, Inc. (Media)	7,011	112,106
Newpark Resources, Inc.* (Energy Equipment & Services)	11,286	84,645
Northern Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	3,420	9,405
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	5,301	95,577
Northwest Natural Gas Co. (Gas Utilities)	3,762	224,968
OFG Bancorp (Banks)	5,814	76,163
Old National Bancorp (Banks)	18,126	328,987
Olympic Steel, Inc. (Metals & Mining)	1,197	29,003
On Assignment, Inc.* (Professional Services)	3,249	143,476
Opus Bank (Banks)	2,394	71,940
Oritani Financial Corp. (Thrifts & Mortgage Finance)	2,565	48,094
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	2,394	182,231
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	1,026	61,693
P.H. Glatfelter Co. (Paper & Forest Products)	5,814	138,896
Park Electrochemical Corp. (Electronic Equipment, Instruments & Components)	2,565	47,837
Parkway, Inc.* (Equity Real Estate Investment Trusts)	2,736	60,876
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	3,249	235,811
Pennsylvania Real Estate Investment Trust (Equity Real Estate Investment Trusts)	5,301	100,507
Perficient, Inc.* (IT Services)	4,788	83,742
Perry Ellis International, Inc.* (Textiles, Apparel & Luxury Goods)	1,539	38,336
PetMed Express, Inc. (Internet & Direct Marketing Retail)	1,026	23,670
PharMerica Corp.* (Health Care Providers & Services)	4,104	103,216
Phibro Animal Health Corp.—Class A (Pharmaceuticals)	1,368	40,082
Pioneer Energy Services Corp.* (Energy Equipment & Services)	4,959	33,969
Plexus Corp.* (Electronic Equipment, Instruments & Components)	4,446	240,262
Powell Industries, Inc. (Electrical Equipment)	1,197	46,683
PRA Group, Inc.* (Consumer Finance)	6,156	240,700
ProAssurance Corp. (Insurance)	7,182	403,629
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	3,762	106,465
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	855	99,625
Quality Systems, Inc.* (Health Care Technology)	6,156	80,951
QuinStreet, Inc.* (Internet Software & Services)	4,788	18,003
Quorum Health Corp.* (Health Care Providers & Services)	3,933	28,593
R. R. Donnelley & Sons Co. (Commercial Services & Supplies)	9,405	153,490
Raven Industries, Inc. (Industrial Conglomerates)	2,052	51,710
Rayonier Advanced Materials, Inc. (Chemicals)	5,814	89,884
RE/MAX Holdings, Inc. (Real Estate Management & Development)	2,394	134,064
Red Robin Gourmet Burgers, Inc.* (Hotels, Restaurants & Leisure)	1,710	96,444
Regis Corp.* (Diversified Consumer Services)	4,788	69,521
Rent-A-Center, Inc. (Specialty Retail)	7,182	80,798
Resources Connection, Inc. (Professional Services)	3,933	75,710
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts)	4,788	101,170
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	342	33,773
RLI Corp. (Insurance)	2,565	161,928
Roadrunner Transportation Systems, Inc.* (Road & Rail)	4,104	42,641
Rogers Corp.* (Electronic Equipment, Instruments & Components)	684	52,538
Ruby Tuesday, Inc.* (Hotels, Restaurants & Leisure)	8,037	25,960
Ruth’s Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	2,052	37,552
S&T Bancorp, Inc. (Banks)	4,617	180,248
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	4,275	104,396
Safety Insurance Group, Inc. (Insurance)	1,881	138,630
Saia, Inc.* (Road & Rail)	1,368	60,397
Sanderson Farms, Inc. (Food Products)	2,736	257,840
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	9,918	363,495
Saul Centers, Inc. (Equity Real Estate Investment Trusts)	513	34,171
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	3,420	137,997
Scholastic Corp. (Media)	3,591	170,537

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap Value :: 95

Common Stocks, continued

	Shares	Value
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	4,104	$186,855
SEACOR Holdings, Inc.* (Energy Equipment & Services)	2,223	158,454
Select Comfort Corp.* (Specialty Retail)	2,736	61,888
Select Medical Holdings Corp.* (Health Care Providers & Services)	14,364	190,324
Selective Insurance Group, Inc. (Insurance)	7,695	331,270
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	3,249	102,506
Seneca Foods Corp.*—Class A (Food Products)	855	34,243
Shoe Carnival, Inc. (Specialty Retail)	1,710	46,136
Simmons First National Corp.—Class A (Banks)	1,710	106,277
SkyWest, Inc. (Airlines)	7,011	255,551
Sonic Automotive, Inc.—Class A (Specialty Retail)	3,591	82,234
Sonic Corp. (Hotels, Restaurants & Leisure)	2,394	63,465
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	9,405	41,664
Spire, Inc. (Gas Utilities)	6,156	397,369
Spok Holdings, Inc. (Wireless Telecommunication Services)	2,736	56,772
SPX Corp.* (Machinery)	5,643	133,852
SPX FLOW, Inc.* (Machinery)	5,643	180,915
Stage Stores, Inc. (Specialty Retail)	3,420	14,945
Standard Motor Products, Inc. (Auto Components)	2,736	145,610
Standex International Corp. (Machinery)	1,710	150,224
Stein Mart, Inc. (Specialty Retail)	4,104	22,490
Stepan Co. (Chemicals)	1,026	83,598
Steven Madden, Ltd.* (Textiles, Apparel & Luxury Goods)	2,907	103,925
Stewart Information Services Corp. (Insurance)	3,078	141,834
Stillwater Mining Co.* (Metals & Mining)	5,472	88,154
Strayer Education, Inc.* (Diversified Consumer Services)	684	55,151
Sturm, Ruger & Co., Inc. (Leisure Products)	2,565	135,176
SunCoke Energy, Inc.* (Metals & Mining)	8,550	96,957
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	2,394	67,152
Superior Industries International, Inc. (Auto Components)	3,078	81,105
SUPERVALU, Inc.* (Food & Staples Retailing)	35,739	166,901
Surgical Care Affiliates, Inc.* (Health Care Providers & Services)	1,197	55,385
Sykes Enterprises, Inc.* (IT Services)	5,301	152,987
Synergy Resources Corp.* (Oil, Gas & Consumable Fuels)	14,535	129,507
Tailored Brands, Inc. (Specialty Retail)	3,420	87,381
Tangoe, Inc.* (Software)	3,078	24,255
Team, Inc.* (Commercial Services & Supplies)	3,933	154,370
TeleTech Holdings, Inc. (IT Services)	2,052	62,586
Tennant Co. (Machinery)	855	60,876
Tesco Corp.* (Energy Equipment & Services)	4,104	33,858
TETRA Technologies, Inc.* (Energy Equipment & Services)	8,379	42,063
Texas Capital Bancshares, Inc.* (Banks)	2,223	174,283
The Andersons, Inc. (Food & Staples Retailing)	3,420	152,874
The Brink’s Co. (Commercial Services & Supplies)	5,985	246,880
The Buckle, Inc. (Specialty Retail)	3,762	85,774
The Cato Corp.—Class A (Specialty Retail)	3,420	102,874
The Chemours Co. (Chemicals)	11,286	249,309
The E.W. Scripps Co.*—Class A (Media)	7,695	148,744
The Ensign Group, Inc. (Health Care Providers & Services)	3,078	68,362
The Finish Line, Inc.—Class A (Specialty Retail)	5,472	102,928
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	4,788	172,033
The Greenbrier Cos., Inc. (Machinery)	3,762	156,311
The Medicines Co.* (Pharmaceuticals)	5,814	197,326
The Navigators Group, Inc. (Insurance)	1,539	181,217
The Providence Service Corp.* (Health Care Providers & Services)	1,710	65,066
Tidewater, Inc.* (Energy Equipment & Services)	6,327	21,575
TimkenSteel Corp.* (Metals & Mining)	5,301	82,059
Titan International, Inc. (Machinery)	5,814	65,175
Tredegar Corp. (Chemicals)	3,420	82,080
TrueBlue, Inc.* (Professional Services)	5,643	139,100
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	5,472	47,880
Tuesday Morning Corp.* (Multiline Retail)	5,985	32,319
Ultratech, Inc.* (Semiconductors & Semiconductor Equipment)	1,539	36,905
Unifi, Inc.* (Textiles, Apparel & Luxury Goods)	2,052	66,957
UniFirst Corp. (Commercial Services & Supplies)	855	122,821
Unit Corp.* (Energy Equipment & Services)	4,275	114,869
United Bankshares, Inc. (Banks)	5,985	276,806
United Fire Group, Inc. (Insurance)	2,907	142,937
United Insurance Holdings Corp. (Insurance)	2,394	36,245
Universal Corp. (Tobacco)	3,078	196,223
Universal Forest Products, Inc. (Building Products)	1,368	139,782
Universal Health Realty Income Trust (Equity Real Estate Investment Trusts)	513	33,648
US Concrete, Inc.* (Construction Materials)	684	44,802
VASCO Data Security International, Inc.* (Software)	2,223	30,344
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	2,736	79,754
Vera Bradley, Inc.* (Textiles, Apparel & Luxury Goods)	2,565	30,062
Veritiv Corp.* (Trading Companies & Distributors)	1,197	64,339
Viavi Solutions, Inc.* (Communications Equipment)	30,780	251,781
Virtus Investment Partners, Inc. (Capital Markets)	684	80,746
Virtusa Corp.* (IT Services)	3,762	94,501
Vitamin Shoppe, Inc.* (Specialty Retail)	3,249	77,164
Wabash National Corp.* (Machinery)	8,379	132,556
Watts Water Technologies, Inc.—Class A (Machinery)	1,710	111,492
WCI Communities, Inc.* (Household Durables)	2,907	68,169
WD-40 Co. (Household Products)	684	79,960
Westamerica Bancorp (Banks)	1,368	86,088
Wintrust Financial Corp. (Banks)	7,011	508,787
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	13,167	289,016
World Acceptance Corp.* (Consumer Finance)	855	54,959
XO Group, Inc.* (Internet Software & Services)	1,539	29,934
TOTAL COMMON STOCKS (Cost $39,101,521)		46,449,556
TOTAL INVESTMENT SECURITIES (Cost $39,101,521)—100.2%		46,449,556
Net other assets (liabilities)—(0.2)%		(103,299)
NET ASSETS—100.0%		$46,346,257

*	Non-income producing security

See accompanying notes to financial statements.

96 :: ProFund VP Small-Cap Value :: Financial Statements

ProFund VP Small-Cap Value invested in the following industries as of December 31, 2016:

	Value	% of Net Assets
Aerospace & Defense	$837,608	1.8%
Air Freight & Logistics	531,919	1.1%
Airlines	255,551	0.6%
Auto Components	909,137	2.0%
Banks	3,943,865	8.4%
Biotechnology	241,632	0.5%
Building Products	286,550	0.6%
Capital Markets	826,540	1.8%
Chemicals	1,501,914	3.2%
Commercial Services & Supplies	1,658,149	3.6%
Communications Equipment	767,645	1.7%
Construction & Engineering	274,558	0.6%
Construction Materials	44,802	0.1%
Consumer Finance	865,542	1.9%
Containers & Packaging	41,570	0.1%
Distributors	265,139	0.6%
Diversified Consumer Services	213,755	0.5%
Diversified Telecommunication Services	372,570	0.8%
Electric Utilities	682,531	1.5%
Electrical Equipment	368,821	0.8%
Electronic Equipment, Instruments & Components	2,118,673	4.5%
Energy Equipment & Services	1,159,378	2.5%
Equity Real Estate Investment Trusts	1,946,854	4.2%
Food & Staples Retailing	319,775	0.7%
Food Products	864,687	1.9%
Gas Utilities	622,337	1.3%
Health Care Equipment & Supplies	999,851	2.2%
Health Care Providers & Services	1,773,530	3.8%
Health Care Technology	113,236	0.2%
Hotels, Restaurants & Leisure	1,145,351	2.5%
Household Durables	846,910	1.8%
Household Products	79,960	0.2%
Industrial Conglomerates	51,710	0.1%
Insurance	2,647,398	5.7%
Internet & Direct Marketing Retail	104,457	0.2%
Internet Software & Services	211,695	0.5%
IT Services	1,100,543	2.4%
Leisure Products	246,141	0.5%
Life Sciences Tools & Services	128,339	0.3%
Machinery	2,519,335	5.5%
Marine	205,757	0.4%
Media	582,484	1.3%
Metals & Mining	909,667	2.0%
Mortgage Real Estate Investment Trusts	130,687	0.3%
Multiline Retail	121,184	0.3%
Multi-Utilities	341,915	0.7%
Oil, Gas & Consumable Fuels	782,238	1.7%
Paper & Forest Products	959,445	2.1%
Personal Products	67,677	0.1%
Pharmaceuticals	653,512	1.4%
Professional Services	822,938	1.8%
Real Estate Management & Development	228,379	0.5%
Road & Rail	300,890	0.6%
Semiconductors & Semiconductor Equipment	622,994	1.3%
Software	280,255	0.6%
Specialty Retail	2,835,651	6.0%
Technology Hardware, Storage & Peripherals	315,423	0.7%
Textiles, Apparel & Luxury Goods	930,409	2.0%
Thrifts & Mortgage Finance	685,330	1.5%
Tobacco	196,223	0.4%
Trading Companies & Distributors	412,907	0.9%
Water Utilities	116,861	0.3%
Wireless Telecommunication Services	56,772	0.1%
Other**	(103,299)	(0.2)%
Total	$46,346,257	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap Value :: 97

Statement of Assets and Liabilities
December 31, 2016

ASSETS:
Total Investment Securities, at cost	$39,101,521
Securities, at value	46,449,556
Total Investment Securities, at value	46,449,556
Dividends receivable	72,488
Receivable for capital shares issued	2,269,067
Prepaid expenses	821
TOTAL ASSETS	48,791,932

LIABILITIES:
Payable for investments purchased	2,173,339
Payable for capital shares redeemed	104,465
Cash overdraft	65,386
Advisory fees payable	24,330
Management services fees payable	3,244
Administration fees payable	1,318
Administrative services fees payable	16,111
Distribution fees payable	15,416
Trustee fees payable	14
Transfer agency fees payable	3,559
Fund accounting fees payable	1,495
Compliance services fees payable	188
Other accrued expenses	36,810
TOTAL LIABILITIES	2,445,675
NET ASSETS	$46,346,257

NET ASSETS CONSIST OF:
Capital	$43,571,119
Accumulated net investment income (loss)	4,544
Accumulated net realized gains (losses) on investments	(4,577,441)
Net unrealized appreciation (depreciation) on investments	7,348,035
NET ASSETS	$46,346,257

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,002,532
Net Asset Value (offering and redemption price per share)	$46.23

Statement of Operations
For the Year Ended December 31, 2016

INVESTMENT INCOME:
Dividends	$423,644
Interest	244
TOTAL INVESTMENT INCOME	423,888

EXPENSES:
Advisory fees	187,207
Management services fees	24,961
Administration fees	9,513
Transfer agency fees	13,822
Administrative services fees	70,645
Distribution fees	62,402
Custody fees	4,211
Fund accounting fees	14,192
Trustee fees	531
Compliance services fees	251
Printing fees	26,841
Other fees	17,555
Total Gross Expenses before reductions	432,131
Expenses reduced and reimbursed by the Advisor	(12,787)
TOTAL NET EXPENSES	419,344
NET INVESTMENT INCOME (LOSS)	4,544

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	2,151,848
Change in net unrealized appreciation/depreciation on investments	4,669,742
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	6,821,590

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$6,826,134

See accompanying notes to financial statements.

98 :: ProFund VP Small-Cap Value :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2016	Year Ended December 31, 2015
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$4,544	$(17,684)
Net realized gains (losses) on investments	2,151,848	(368,151)
Change in net unrealized appreciation/depreciation on investments	4,669,742	(2,592,729)
Change in net assets resulting from operations	6,826,134	(2,978,564)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	—	(2,476,250)
Change in net assets resulting from distributions	—	(2,476,250)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	62,318,847	48,140,171
Distributions reinvested	—	2,476,250
Value of shares redeemed	(42,895,905)	(50,540,015)
Change in net assets resulting from capital transactions	19,422,942	76,406
Change in net assets	26,249,076	(5,378,408)

NET ASSETS:
Beginning of period	20,097,181	25,475,589
End of period	$46,346,257	$20,097,181
Accumulated net investment income (loss)	$4,544	$—

SHARE TRANSACTIONS:
Issued	1,550,377	1,205,853
Reinvested	—	63,903
Redeemed	(1,107,618)	(1,311,941)
Change in shares	442,759	(42,185)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Small-Cap Value :: 99

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012
Net Asset Value, Beginning of Period	$35.90	$42.32	$41.78	$30.41	$26.17

Investment Activities:
Net investment income (loss)(a)	0.01	(0.03)	— (b)	(0.07)	0.08
Net realized and unrealized gains (losses) on investments	10.32	(3.24)	2.32	11.51	4.16
Total income (loss) from investment activities	10.33	(3.27)	2.32	11.44	4.24

Distributions to Shareholders From:
Net investment income	—	—	—	(0.07)	—
Net realized gains on investments	—	(3.15)	(1.78)	—	—
Total distributions	—	(3.15)	(1.78)	(0.07)	—

Net Asset Value, End of Period	$46.23	$35.90	$42.32	$41.78	$30.41

Total Return	28.77%	(8.28)%	5.81%	37.67%	16.16%

Ratios to Average Net Assets:
Gross expenses	1.73%	1.74%	1.87%	1.88%	1.99%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)	0.02%	(0.07)%	(0.01)%	(0.19)%	0.29%

Supplemental Data:
Net assets, end of period (000’s)	$46,346	$20,097	$25,476	$40,145	$29,138
Portfolio turnover rate(c)	191%	203%	143%	169%	257%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Amount is less than $0.005.

(c)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

100 :: ProFund VP Small-Cap Growth :: Management Discussion of Fund Performance

ProFund VP Small-Cap Growth seeks investment results, before fees and expenses, that correspond to the performance of the S&P SmallCap 600 Growth Index (the “Index”). For the year ended December 31, 2016, the Fund had a total return of 20.23%. For the same period, the Index had a total return of 22.16%(1) and a volatility of 17.41%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities that, in combination, should have similar return characteristics as the return of the Index. The Index is designed to provide a comprehensive measure of small-cap U.S. equity “growth” performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprising stocks representing approximately half the market capitalization of the S&P SmallCap 600 that have been identified as being on the growth end of the growth-value spectrum. The S&P SmallCap 600 is a float adjusted, market capitalization-weighted index of 600 U.S. operating companies. Securities are selected for inclusion in the Index by an S&P committee through a non-mechanical process that factors in criteria such as liquidity, price, market capitalization, financial viability, and public float.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Small-Cap Growth from December 31, 2006 to December 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/16

Fund	One Year	Five Year	Ten Year
ProFund VP Small-Cap Growth	20.23%	14.44%	8.03%
S&P SmallCap 600 Growth Index	22.16%	16.35%	9.90%

Expense Ratios**

Fund	Gross	Net
ProFund VP Small-Cap Growth	1.68%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 2, 2016. Contractual fee waivers are in effect through April 30, 2017. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Take-Two Interactive Software, Inc.	1.1%
U.S. Silica Holdings, Inc.	1.1%
Home BancShares, Inc.	0.9%
MKS Instruments, Inc.	0.9%
Coherent, Inc.	0.9%

S&P SmallCap 600 Growth Index — Composition

% of Index
Information Technology	21%
Industrials	18%
Financials	17%
Health Care	14%
Consumer Discretionary	11%
Real Estate	7%
Materials	5%
Energy	3%
Consumer Staples	2%
Utilities	1%
Telecommunication Services	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)                   The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)                   1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Small-Cap Growth :: 101

Schedule of Portfolio Investments :: December 31, 2016

Common Stocks (100.1%)

	Shares	Value
8x8, Inc.* (Software)	7,130	$101,959
A. Schulman, Inc. (Chemicals)	930	31,109
AAON, Inc. (Building Products)	3,100	102,455
Abaxis, Inc. (Health Care Equipment & Supplies)	930	49,076
ABM Industries, Inc. (Commercial Services & Supplies)	2,170	88,623
Acadia Realty Trust (Equity Real Estate Investment Trusts)	2,790	91,177
Actuant Corp.—Class A (Machinery)	2,170	56,312
ADTRAN, Inc. (Communications Equipment)	2,480	55,428
Advanced Energy Industries, Inc.* (Semiconductors & Semiconductor Equipment)	3,100	169,724
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	3,410	61,210
Aerovironment, Inc.* (Aerospace & Defense)	930	24,952
Agree Realty Corp. (Equity Real Estate Investment Trusts)	2,170	99,929
AK Steel Holding Corp.* (Metals & Mining)	13,950	142,430
Alamo Group, Inc. (Machinery)	620	47,182
Albany International Corp.—Class A (Machinery)	1,550	71,765
Allegiant Travel Co. (Airlines)	930	154,752
AMAG Pharmaceuticals, Inc.* (Biotechnology)	2,790	97,091
American Assets Trust, Inc. (Equity Real Estate Investment Trusts)	3,100	133,548
American States Water Co. (Water Utilities)	1,550	70,618
American Woodmark Corp.* (Building Products)	620	46,655
Ameris Bancorp (Banks)	2,790	121,644
AMERISAFE, Inc. (Insurance)	930	57,986
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	3,720	143,033
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	1,860	34,261
Analogic Corp. (Health Care Equipment & Supplies)	310	25,715
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	620	37,584
Anika Therapeutics, Inc.* (Health Care Equipment & Supplies)	930	45,533
Apogee Enterprises, Inc. (Building Products)	1,240	66,414
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	2,170	128,898
Archrock, Inc. (Energy Equipment & Services)	2,480	32,736
Astec Industries, Inc. (Machinery)	1,550	104,562
ATN International, Inc. (Diversified Telecommunication Services)	310	24,840
AZZ, Inc. (Electrical Equipment)	1,240	79,236
B of I Holding, Inc.* (Thrifts & Mortgage Finance)	4,650	132,757
B&G Foods, Inc.—Class A (Food Products)	5,270	230,825
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	2,170	80,182
Balchem Corp. (Chemicals)	2,480	208,121
Bank Mutual Corp. (Thrifts & Mortgage Finance)	1,860	17,577
Barnes Group, Inc. (Machinery)	2,170	102,901
Bel Fuse, Inc.—Class B (Communications Equipment)	310	9,579
Belmond, Ltd.* (Hotels, Restaurants & Leisure)	6,820	91,047
Biglari Holdings, Inc.* (Hotels, Restaurants & Leisure)	310	146,692
Bill Barrett Corp.* (Oil, Gas & Consumable Fuels)	2,170	15,168
BioTelemetry, Inc.* (Health Care Providers & Services)	2,170	48,500
Blackbaud, Inc. (Software)	3,720	238,079
Blue Nile, Inc. (Internet & Direct Marketing Retail)	620	25,191
Bob Evans Farms, Inc. (Hotels, Restaurants & Leisure)	930	49,485
Boston Private Financial Holdings, Inc. (Banks)	3,720	61,566
Bottomline Technologies, Inc.* (Software)	1,550	38,781
Brady Corp.—Class A (Commercial Services & Supplies)	2,790	104,765
Brookline Bancorp, Inc. (Banks)	3,410	55,924
Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	2,790	47,625
Cabot Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	1,860	117,496
CalAmp Corp.* (Communications Equipment)	1,240	17,980
Calavo Growers, Inc. (Food Products)	1,240	76,136
California Water Service Group (Water Utilities)	3,720	126,108
Callaway Golf Co. (Leisure Products)	4,340	47,566
Cambrex Corp.* (Life Sciences Tools & Services)	1,860	100,347
Cantel Medical Corp. (Health Care Equipment & Supplies)	2,790	219,712
Capella Education Co. (Diversified Consumer Services)	930	81,654
Cardinal Financial Corp. (Banks)	2,480	81,319
Cardtronics PLC*—Class A (IT Services)	3,720	203,000
Career Education Corp.* (Diversified Consumer Services)	3,100	31,279
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts)	5,270	80,736
Carrizo Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	2,480	92,628
Central Garden & Pet Co.* (Household Products)	930	30,774
Central Garden & Pet Co.*—Class A (Household Products)	2,790	86,211
Central Pacific Financial Corp. (Banks)	2,480	77,922
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	1,550	52,003
Chart Industries, Inc.* (Machinery)	1,240	44,665
Chemed Corp. (Health Care Providers & Services)	620	99,453
Chuy’s Holdings, Inc.* (Hotels, Restaurants & Leisure)	1,240	40,238
Cincinnati Bell, Inc.* (Diversified Telecommunication Services)	1,860	41,571
CIRCOR International, Inc. (Machinery)	620	40,226
City Holding Co. (Banks)	620	41,912
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	3,100	128,185
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	1,860	255,535
Columbia Banking System, Inc. (Banks)	2,480	110,806
Community Bank System, Inc. (Banks)	2,170	134,084
Consolidated Communications Holdings, Inc. (Diversified Telecommunication Services)	2,480	66,588
Contango Oil & Gas Co.* (Oil, Gas & Consumable Fuels)	620	5,791
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	2,790	221,441
CorVel Corp.* (Health Care Providers & Services)	310	11,346

See accompanying notes to financial statements.

102 :: ProFund VP Small-Cap Growth :: Financial Statements

Common Stocks, continued

	Shares	Value
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	2,480	$38,713
CryoLife, Inc.* (Health Care Equipment & Supplies)	2,170	41,556
CSG Systems International, Inc. (IT Services)	1,550	75,020
CTS Corp. (Electronic Equipment, Instruments & Components)	2,480	55,552
Customers Bancorp, Inc.* (Banks)	2,170	77,729
CVB Financial Corp. (Banks)	4,650	106,625
Cynosure, Inc.*—Class A (Health Care Equipment & Supplies)	1,860	84,816
Dave & Buster’s Entertainment, Inc.* (Hotels, Restaurants & Leisure)	3,100	174,529
Deltic Timber Corp. (Paper & Forest Products)	620	47,783
Depomed, Inc.* (Pharmaceuticals)	2,790	50,276
DHI Group, Inc.* (Internet Software & Services)	1,550	9,688
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	8,370	96,506
Dime Community Bancshares, Inc. (Thrifts & Mortgage Finance)	1,550	31,155
DineEquity, Inc. (Hotels, Restaurants & Leisure)	620	47,740
Dorman Products, Inc.* (Auto Components)	2,480	181,189
Drew Industries, Inc. (Auto Components)	1,860	200,414
Eagle Pharmaceuticals, Inc.* (Biotechnology)	620	49,191
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	2,480	183,123
Ebix, Inc. (Software)	1,860	106,113
El Pollo Locco Holdings, Inc.* (Hotels, Restaurants & Leisure)	930	11,439
Electronics for Imaging, Inc.* (Technology Hardware, Storage & Peripherals)	1,860	81,579
Emergent BioSolutions, Inc.* (Biotechnology)	1,240	40,722
Enanta Pharmaceuticals, Inc.* (Biotechnology)	1,240	41,540
EnPro Industries, Inc. (Machinery)	930	62,645
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	310	35,712
ESCO Technologies, Inc. (Machinery)	2,170	122,930
Ethan Allen Interiors, Inc. (Household Durables)	1,240	45,694
Evercore Partners, Inc.—Class A (Capital Markets)	3,100	212,970
Exar Corp.* (Semiconductors & Semiconductor Equipment)	2,170	23,393
ExlService Holdings, Inc.* (IT Services)	1,860	93,818
Exponent, Inc. (Professional Services)	1,240	74,772
Fabrinet* (Electronic Equipment, Instruments & Components)	2,790	112,437
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	620	22,320
Financial Engines, Inc. (Capital Markets)	2,790	102,533
First BanCorp.* (Banks)	10,850	71,719
First Commonwealth Financial Corp. (Banks)	4,650	65,937
First Financial Bancorp (Banks)	3,100	88,195
First Financial Bankshares, Inc. (Banks)	5,270	238,204
First Midwest Bancorp, Inc. (Banks)	3,720	93,856
Five Below, Inc.* (Specialty Retail)	4,340	173,426
Flotek Industries, Inc.* (Chemicals)	1,860	17,465
Forrester Research, Inc. (IT Services)	930	39,944
Forward Air Corp. (Air Freight & Logistics)	1,550	73,439
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	4,650	95,418
Fox Factory Holding Corp.* (Auto Components)	2,170	60,218
Francesca’s Holdings Corp.* (Specialty Retail)	3,100	55,893
Franklin Electric Co., Inc. (Machinery)	1,550	60,295
Franklin Street Properties Corp. (Equity Real Estate Investment Trusts)	4,340	56,246
G & K Services, Inc.—Class A (Commercial Services & Supplies)	1,550	149,497
Geospace Technologies Corp.* (Energy Equipment & Services)	620	12,623
Getty Realty Corp. (Equity Real Estate Investment Trusts)	2,170	55,313
Gibraltar Industries, Inc.* (Building Products)	2,480	103,292
Glacier Bancorp, Inc. (Banks)	4,340	157,238
Great Western Bancorp, Inc. (Banks)	2,790	121,616
Green Dot Corp.*—Class A (Consumer Finance)	1,860	43,803
Greenhill & Co., Inc. (Capital Markets)	930	25,761
Griffon Corp. (Building Products)	2,480	64,976
Haemonetics Corp.* (Health Care Equipment & Supplies)	2,170	87,234
Hanmi Financial Corp. (Banks)	2,480	86,552
Harsco Corp. (Machinery)	3,100	42,160
Hawaiian Holdings, Inc.* (Airlines)	4,340	247,380
Hawkins, Inc. (Chemicals)	310	16,725
Headwaters, Inc.* (Construction Materials)	5,890	138,533
Healthcare Services Group, Inc. (Commercial Services & Supplies)	3,720	145,711
HealthEquity, Inc.* (Health Care Providers & Services)	1,860	75,367
HealthStream, Inc.* (Health Care Technology)	2,170	54,359
Healthways, Inc.* (Health Care Providers & Services)	1,240	28,210
Heartland Express, Inc. (Road & Rail)	2,170	44,181
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	3,720	32,810
HFF, Inc.—Class A (Real Estate Management & Development)	1,860	56,265
Hibbett Sports, Inc.* (Specialty Retail)	930	34,689
Hillenbrand, Inc. (Machinery)	2,480	95,108
HMS Holdings Corp.* (Health Care Technology)	6,820	123,851
Home BancShares, Inc. (Banks)	9,920	275,477
Iconix Brand Group, Inc.* (Textiles, Apparel & Luxury Goods)	1,860	17,372
ICU Medical, Inc.* (Health Care Equipment & Supplies)	1,240	182,714
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	4,340	128,681
ILG, Inc. (Hotels, Restaurants & Leisure)	4,650	84,491
Independent Bank Corp. (Banks)	1,240	87,358
Ingevity Corp.* (Chemicals)	3,410	187,073
Innophos Holdings, Inc. (Chemicals)	1,240	64,802
Innospec, Inc. (Chemicals)	930	63,705
Innoviva, Inc.* (Pharmaceuticals)	6,200	66,340
Inogen, Inc.* (Health Care Equipment & Supplies)	930	62,468
Insperity, Inc. (Professional Services)	1,550	109,973
Installed Building Products, Inc.* (Household Durables)	1,550	64,015
Insteel Industries, Inc. (Building Products)	1,240	44,194
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	1,550	132,975
Inteliquent, Inc. (Diversified Telecommunication Services)	2,790	63,947
Inter Parfums, Inc. (Personal Products)	620	20,305
iRobot Corp.* (Household Durables)	2,170	126,837
Itron, Inc.* (Electronic Equipment, Instruments & Components)	2,790	175,352
J & J Snack Foods Corp. (Food Products)	620	82,727
John Bean Technologies Corp. (Machinery)	2,170	186,511
Knight Transportation, Inc. (Road & Rail)	5,270	174,174
Kopin Corp.* (Semiconductors & Semiconductor Equipment)	2,170	6,163
Koppers Holdings, Inc.* (Chemicals)	930	37,479
Kraton Performance Polymers, Inc.* (Chemicals)	2,480	70,630

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap Growth :: 103

Common Stocks, continued

	Shares	Value
Kulicke & Soffa Industries, Inc.* (Semiconductors & Semiconductor Equipment)	2,790	$44,501
Landauer, Inc. (Health Care Providers & Services)	620	29,822
LegacyTexas Financial Group, Inc. (Banks)	3,410	146,835
LendingTree, Inc.* (Thrifts & Mortgage Finance)	620	62,837
Lexington Realty Trust (Equity Real Estate Investment Trusts)	17,050	184,140
Lgi Homes, Inc.* (Household Durables)	1,240	35,625
Ligand Pharmaceuticals, Inc.*—Class B (Biotechnology)	1,550	157,495
Lindsay Corp. (Machinery)	310	23,129
LivePerson, Inc.* (Internet Software & Services)	1,860	14,043
LogMeIn, Inc. (Internet Software & Services)	2,170	209,513
LTC Properties, Inc. (Equity Real Estate Investment Trusts)	2,170	101,947
Lumentum Holdings, Inc.* (Communications Equipment)	4,340	167,741
Luminex Corp.* (Life Sciences Tools & Services)	3,100	62,713
Lumos Networks Corp.* (Diversified Telecommunication Services)	930	14,527
Lydall, Inc.* (Machinery)	1,240	76,694
Magellan Health, Inc.* (Health Care Providers & Services)	930	69,983
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	1,240	105,214
Marten Transport, Ltd. (Road & Rail)	930	21,669
Masimo Corp.* (Health Care Equipment & Supplies)	3,410	229,833
Matthews International Corp.—Class A (Commercial Services & Supplies)	1,860	142,941
Medidata Solutions, Inc.* (Health Care Technology)	4,340	215,568
Medifast, Inc. (Personal Products)	620	25,811
Mercury Systems, Inc.* (Aerospace & Defense)	3,410	103,050
Meridian Bioscience, Inc. (Health Care Equipment & Supplies)	1,550	27,435
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	3,410	90,365
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	1,550	64,093
MicroStrategy, Inc.*—Class A (Software)	310	61,194
MiMedx Group, Inc.* (Biotechnology)	8,060	71,412
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	4,340	257,795
Mobile Mini, Inc. (Commercial Services & Supplies)	1,550	46,888
Momenta Pharmaceuticals, Inc.* (Biotechnology)	4,960	74,648
Monotype Imaging Holdings, Inc. (Software)	1,240	24,614
Monro Muffler Brake, Inc. (Specialty Retail)	1,240	70,928
Multi-Color Corp. (Commercial Services & Supplies)	620	48,112
MYR Group, Inc.* (Construction & Engineering)	1,240	46,723
Nanometrics, Inc.* (Semiconductors & Semiconductor Equipment)	1,860	46,612
National Bank Holdings Corp. (Banks)	2,170	69,201
Natus Medical, Inc.* (Health Care Equipment & Supplies)	1,240	43,152
Nautilus, Inc.* (Leisure Products)	1,550	28,675
Navigant Consulting, Inc.* (Professional Services)	3,720	97,390
NBT Bancorp, Inc. (Banks)	2,170	90,880
Neenah Paper, Inc. (Paper & Forest Products)	930	79,236
Nektar Therapeutics* (Pharmaceuticals)	7,130	87,485
Neogen Corp.* (Health Care Equipment & Supplies)	3,100	204,600
NETGEAR, Inc.* (Communications Equipment)	1,550	84,243
NIC, Inc. (Internet Software & Services)	4,960	118,544
Northern Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	1,550	4,263
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	3,720	74,288
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	4,960	89,429
Nutrisystem, Inc. (Internet & Direct Marketing Retail)	2,480	85,932
Ollie’s Bargain Outlet Holdings, Inc.* (Multiline Retail)	3,720	105,834
Omnicell, Inc.* (Health Care Technology)	2,790	94,581
On Assignment, Inc.* (Professional Services)	1,860	82,138
Orion Marine Group, Inc.* (Construction & Engineering)	2,170	21,592
Oritani Financial Corp. (Thrifts & Mortgage Finance)	1,550	29,063
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	620	37,281
Parkway, Inc.* (Equity Real Estate Investment Trusts)	1,860	41,385
Patrick Industries, Inc.* (Building Products)	1,240	94,612
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	2,480	179,998
Pennsylvania Real Estate Investment Trust (Equity Real Estate Investment Trusts)	2,480	47,021
PetMed Express, Inc. (Internet & Direct Marketing Retail)	930	21,455
PGT, Inc.* (Building Products)	4,030	46,144
Phibro Animal Health Corp.—Class A (Pharmaceuticals)	620	18,166
Pinnacle Financial Partners, Inc. (Banks)	3,410	236,313
Pioneer Energy Services Corp.* (Energy Equipment & Services)	2,170	14,865
Piper Jaffray Cos.* (Capital Markets)	1,240	89,900
Popeyes Louisiana Kitchen, Inc.* (Hotels, Restaurants & Leisure)	1,550	93,744
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	2,170	147,235
Progress Software Corp. (Software)	3,720	118,780
Proto Labs, Inc.* (Machinery)	1,860	95,511
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	2,480	70,184
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	930	108,364
Quaker Chemical Corp. (Chemicals)	930	118,984
Qualys, Inc.* (Software)	2,170	68,681
Quanex Building Products Corp. (Building Products)	2,790	56,637
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	8,680	119,524
Raven Industries, Inc. (Industrial Conglomerates)	1,550	39,060
Repligen Corp.* (Biotechnology)	2,790	85,988
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts)	5,890	124,456
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	310	30,613
RLI Corp. (Insurance)	1,550	97,851
Rogers Corp.* (Electronic Equipment, Instruments & Components)	930	71,433
Rudolph Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	2,480	57,908
Ruth’s Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	1,240	22,692

See accompanying notes to financial statements.

104 :: ProFund VP Small-Cap Growth :: Financial Statements

Common Stocks, continued

	Shares	Value
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	2,790	$68,132
Saia, Inc.* (Road & Rail)	1,240	54,746
Saul Centers, Inc. (Equity Real Estate Investment Trusts)	620	41,298
SciClone Pharmaceuticals, Inc.* (Pharmaceuticals)	4,030	43,524
Scientific Games Corp.*—Class A (Hotels, Restaurants & Leisure)	4,030	56,420
Select Comfort Corp.* (Specialty Retail)	1,860	42,073
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	3,410	107,586
ServisFirst Bancshares, Inc. (Banks)	3,720	139,277
Shutterstock, Inc.* (Internet Software & Services)	1,550	73,656
Simmons First National Corp.—Class A (Banks)	1,240	77,066
Simpson Manufacturing Co., Inc. (Building Products)	3,100	135,625
Sonic Corp. (Hotels, Restaurants & Leisure)	2,170	57,527
South Jersey Industries, Inc. (Gas Utilities)	6,200	208,878
Southside Bancshares, Inc. (Banks)	2,170	81,744
SpartanNash Co. (Food & Staples Retailing)	3,100	122,574
Sps Commerce, Inc.* (Internet Software & Services)	1,240	86,664
Stamps.com, Inc.* (Internet Software & Services)	1,240	142,165
Stepan Co. (Chemicals)	930	75,776
Sterling Bancorp (Banks)	10,540	246,636
Steven Madden, Ltd.* (Textiles, Apparel & Luxury Goods)	2,790	99,743
Stillwater Mining Co.* (Metals & Mining)	6,200	99,882
Strayer Education, Inc.* (Diversified Consumer Services)	310	24,995
Summit Hotel Properties, Inc. (Equity Real Estate Investment Trusts)	6,820	109,325
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	1,550	43,478
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	4,030	101,758
Surgical Care Affiliates, Inc.* (Health Care Providers & Services)	1,550	71,719
SurModics, Inc.* (Health Care Equipment & Supplies)	930	23,622
Synchronoss Technologies, Inc.* (Software)	3,410	130,603
Synergy Resources Corp.* (Oil, Gas & Consumable Fuels)	7,440	66,290
Tailored Brands, Inc. (Specialty Retail)	1,860	47,523
Take-Two Interactive Software, Inc.* (Software)	6,820	336,157
TASER International, Inc.* (Aerospace & Defense)	4,030	97,687
Tennant Co. (Machinery)	930	66,216
Tesco Corp.* (Energy Equipment & Services)	1,240	10,230
Tessera Holding Corp. (Semiconductors & Semiconductor Equipment)	3,720	164,423
Tetra Tech, Inc. (Commercial Services & Supplies)	4,650	200,647
TETRA Technologies, Inc.* (Energy Equipment & Services)	2,480	12,450
Texas Capital Bancshares, Inc.* (Banks)	2,480	194,432
The Chemours Co. (Chemicals)	7,750	171,198
The Children’s Place, Inc. (Specialty Retail)	1,550	156,473
The Ensign Group, Inc. (Health Care Providers & Services)	1,860	41,311
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	3,100	111,383
The Marcus Corp. (Hotels, Restaurants & Leisure)	1,550	48,825
The Medicines Co.* (Pharmaceuticals)	2,170	73,650
Tile Shop Holdings, Inc.* (Specialty Retail)	2,480	48,484
TiVo Corp.* (Software)	9,610	200,849
Tompkins Financial Corp. (Banks)	930	87,922
TopBuild Corp.* (Household Durables)	3,100	110,360
Trex Co., Inc.* (Building Products)	2,480	159,712
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	4,340	37,975
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	6,820	92,957
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	930	65,286
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	5,580	316,274
Ultratech, Inc.* (Semiconductors & Semiconductor Equipment)	930	22,301
UniFirst Corp. (Commercial Services & Supplies)	620	89,063
Unit Corp.* (Energy Equipment & Services)	1,550	41,649
United Bankshares, Inc. (Banks)	2,790	129,038
United Community Banks, Inc. (Banks)	5,580	165,280
Universal Electronics, Inc.* (Household Durables)	1,240	80,042
Universal Forest Products, Inc. (Building Products)	930	95,027
Universal Health Realty Income Trust (Equity Real Estate Investment Trusts)	620	40,666
Universal Insurance Holdings, Inc. (Insurance)	2,480	70,432
Urstadt Biddle Properties, Inc.—Class A (Equity Real Estate Investment Trusts)	2,170	52,319
US Concrete, Inc.* (Construction Materials)	620	40,610
US Ecology, Inc. (Commercial Services & Supplies)	1,860	91,419
VASCO Data Security International, Inc.* (Software)	930	12,695
Vascular Solutions, Inc.* (Health Care Equipment & Supplies)	1,240	69,564
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	1,550	45,183
Viad Corp. (Commercial Services & Supplies)	1,550	68,355
Vicor Corp.* (Electrical Equipment)	1,240	18,724
WageWorks, Inc.* (Professional Services)	2,790	202,274
Walker & Dunlop, Inc.* (Thrifts & Mortgage Finance)	2,170	67,704
Watts Water Technologies, Inc.—Class A (Machinery)	1,240	80,848
WD-40 Co. (Household Products)	620	72,478
Westamerica Bancorp (Banks)	1,240	78,033
Wingstop, Inc. (Hotels, Restaurants & Leisure)	2,170	64,210
Winnebago Industries, Inc. (Automobiles)	2,170	68,681
World Wrestling Entertainment, Inc.—Class A (Media)	3,100	57,040
XO Group, Inc.* (Internet Software & Services)	930	18,089
Zeltiq Aesthetics, Inc.* (Health Care Equipment & Supplies)	2,790	121,421
Zumiez, Inc.* (Specialty Retail)	1,240	27,094
TOTAL COMMON STOCKS (Cost $22,308,584)		30,056,614

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap Growth :: 105

Repurchase Agreements(a) (0.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.23%—0.44%, dated 12/30/16, due 1/3/17, total to be received $74,002	$74,000	$74,000
TOTAL REPURCHASE AGREEMENTS (Cost $74,000)		74,000
TOTAL INVESTMENT SECURITIES (Cost $22,382,584)—100.3%		30,130,614
Net other assets (liabilities)—(0.3)%		(77,853)
NET ASSETS—100.0%		$30,052,761

*                 Non-income producing security

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Small-Cap Growth invested in the following industries as of December 31, 2016:

	Value	% of Net Assets
Aerospace & Defense	$286,899	1.0%
Air Freight & Logistics	73,439	0.2%
Airlines	402,132	1.3%
Auto Components	441,821	1.5%
Automobiles	68,681	0.2%
Banks	3,898,340	13.0%
Biotechnology	618,087	2.1%
Building Products	1,015,743	3.4%
Capital Markets	431,164	1.4%
Chemicals	1,063,067	3.6%
Commercial Services & Supplies	1,176,021	4.0%
Communications Equipment	334,971	1.1%
Construction & Engineering	68,315	0.2%
Construction Materials	179,143	0.6%
Consumer Finance	43,803	0.1%
Diversified Consumer Services	137,928	0.5%
Diversified Telecommunication Services	339,658	1.1%
Electrical Equipment	97,960	0.3%
Electronic Equipment, Instruments & Components	1,094,254	3.6%
Energy Equipment & Services	473,637	1.6%
Equity Real Estate Investment Trusts	2,143,873	7.1%
Food & Staples Retailing	122,574	0.4%
Food Products	389,688	1.3%
Gas Utilities	208,878	0.6%
Health Care Equipment & Supplies	1,741,791	5.8%
Health Care Providers & Services	722,743	2.4%
Health Care Technology	488,359	1.6%
Hotels, Restaurants & Leisure	1,094,293	3.6%
Household Durables	462,573	1.5%
Household Products	189,463	0.6%
Industrial Conglomerates	39,060	0.1%
Insurance	226,269	0.8%
Internet & Direct Marketing Retail	132,578	0.4%
Internet Software & Services	672,362	2.2%
IT Services	411,782	1.4%
Leisure Products	76,241	0.3%
Life Sciences Tools & Services	163,060	0.5%
Machinery	1,379,660	4.7%
Media	57,040	0.2%
Metals & Mining	242,312	0.8%
Multiline Retail	105,834	0.4%
Oil, Gas & Consumable Fuels	394,751	1.3%
Paper & Forest Products	127,019	0.4%
Personal Products	46,116	0.2%
Pharmaceuticals	513,044	1.7%
Professional Services	566,547	1.9%
Real Estate Management & Development	56,265	0.2%
Road & Rail	294,770	1.0%
Semiconductors & Semiconductor Equipment	1,429,472	4.8%
Software	1,438,505	4.9%
Specialty Retail	656,583	2.2%
Technology Hardware, Storage & Peripherals	125,057	0.4%
Textiles, Apparel & Luxury Goods	154,396	0.5%
Thrifts & Mortgage Finance	612,969	2.0%
Trading Companies & Distributors	128,898	0.4%
Water Utilities	196,726	0.7%
Other**	(3,853)	(0.1)%
Total	$30,052,761	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

106 :: ProFund VP Small-Cap Growth :: Financial Statements

Statement of Assets and Liabilities
December 31, 2016

ASSETS:
Total Investment Securities, at cost	$22,382,584
Securities, at value	30,056,614
Repurchase agreements, at value	74,000
Total Investment Securities, at value	30,130,614
Cash	441
Dividends and interest receivable	26,196
Receivable for investments sold	678,600
Prepaid expenses	866
TOTAL ASSETS	30,836,717

LIABILITIES:
Payable for capital shares redeemed	718,821
Advisory fees payable	21,368
Management services fees payable	2,849
Administration fees payable	966
Administrative services fees payable	9,257
Distribution fees payable	8,771
Trustee fees payable	10
Transfer agency fees payable	2,552
Fund accounting fees payable	1,096
Compliance services fees payable	149
Other accrued expenses	18,117
TOTAL LIABILITIES	783,956
NET ASSETS	$30,052,761

NET ASSETS CONSIST OF:
Capital	$21,568,740
Accumulated net investment income (loss)	2,269
Accumulated net realized gains (losses) on investments	733,722
Net unrealized appreciation (depreciation) on investments	7,748,030
NET ASSETS	$30,052,761

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	793,319
Net Asset Value (offering and redemption price per share)	$37.88

Statement of Operations
For the Year Ended December 31, 2016

INVESTMENT INCOME:
Dividends	$289,080
Interest	104
TOTAL INVESTMENT INCOME	289,184

EXPENSES:
Advisory fees	175,810
Management services fees	23,441
Administration fees	9,152
Transfer agency fees	13,235
Administrative services fees	70,566
Distribution fees	58,603
Custody fees	4,223
Fund accounting fees	13,051
Trustee fees	566
Compliance services fees	222
Other fees	23,332
Recoupment of prior expenses reduced by the Advisor	2,250
Total Gross Expenses before reductions	394,451
Expenses reduced and reimbursed by the Advisor	(639)
TOTAL NET EXPENSES	393,812
NET INVESTMENT INCOME (LOSS)	(104,628)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	2,328,964
Change in net unrealized appreciation/depreciation on investments	1,289,582
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	3,618,546

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$3,513,918

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap Growth :: 107

Statements of Changes in Net Assets

	Year Ended December 31, 2016	Year Ended December 31, 2015
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(104,628)	$(154,271)
Net realized gains (losses) on investments	2,328,964	1,538,318
Change in net unrealized appreciation/depreciation on investments	1,289,582	(1,586,072)
Change in net assets resulting from operations	3,513,918	(202,025)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	(1,537,673)	(4,962,889)
Change in net assets resulting from distributions	(1,537,673)	(4,962,889)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	42,546,428	55,908,089
Distributions reinvested	1,537,673	4,962,889
Value of shares redeemed	(43,624,762)	(55,835,938)
Change in net assets resulting from capital transactions	459,339	5,035,040
Change in net assets	2,435,584	(129,874)

NET ASSETS:
Beginning of period	27,617,177	27,747,051
End of period	$30,052,761	$27,617,177
Accumulated net investment income (loss)	$2,269	$1,367

SHARE TRANSACTIONS:
Issued	1,226,492	1,532,576
Reinvested	43,796	146,096
Redeemed	(1,305,001)	(1,591,489)
Change in shares	(34,713)	87,183

See accompanying notes to financial statements.

108 :: ProFund VP Small-Cap Growth :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012
Net Asset Value, Beginning of Period	$33.35	$37.45	$43.02	$32.63	$29.00

Investment Activities:
Net investment income (loss)(a)	(0.15)	(0.17)	(0.29)	(0.31)	(0.10)
Net realized and unrealized gains (losses) on investments	6.74	0.69 (b)	0.84	12.90	3.73
Total income (loss) from investment activities	6.59	0.52	0.55	12.59	3.63

Distributions to Shareholders From:
Net realized gains on investments	(2.06)	(4.62)	(6.12)	(2.20)	—

Net Asset Value, End of Period	$37.88	$33.35	$37.45	$43.02	$32.63

Total Return	20.23%	1.17%	2.17%	40.42%	12.48%

Ratios to Average Net Assets:
Gross expenses	1.68%	1.70%	1.82%	1.83%	1.89%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)	(0.45)%	(0.48)%	(0.75)%	(0.83)%	(0.31)%

Supplemental Data:
Net assets, end of period (000’s)	$30,053	$27,617	$27,747	$50,187	$24,477
Portfolio turnover rate(c)	220%	201%	166%	174%	163%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Management Discussion of Fund Performance :: ProFund VP Asia 30 :: 109

ProFund VP Asia 30 seeks investment results, before fees and expenses, that correspond to the performance of the ProFunds Asia 30 Index (the “Index”). For the year ended December 31, 2016, the Fund had a total return of 0.64%. For the same period, the Index had a price return of 0.85%(1) and a volatility of 20.73%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities that, in combination, should have similar return characteristics as the return of the Index. The Index, created by ProFund Advisors, is composed of 30 companies whose principal offices are located in the Asia/Pacific region, excluding Japan, and whose securities are traded on U.S. exchanges or on NASDAQ as depositary receipts or ordinary shares. The component companies in the Index are determined annually based upon their U.S. dollar-traded volume. Their relative weights are determined using a modified market capitalization method. The Index is expressed in U.S. dollar terms and as such should generally reflect the relative movement of the U.S. dollar against the basket of foreign currencies represented by the constituent companies in the Index.

Value of a $10,000 Investment at Net Asset Value*

*      The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Asia 30 from December 31, 2006 to December 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/16

Fund	One Year	Five Year	Ten Year
ProFund VP Asia 30	0.64%	3.57%	1.05%
ProFunds Asia 30 Index	0.85%	3.64%	1.13%
MSCI AC Asia Pacific Free Excluding Japan Index	6.75%	4.70%	3.61%

Expense Ratios**

Fund	Gross	Net
ProFund VP Asia 30	1.78%	1.68%

**   Reflects the expense ratio as reported in the Prospectus dated May 2, 2016. Contractual fee waivers are in effect through April 30, 2017. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Total Exposure	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	6.9%
PetroChina Co., Ltd.	6.8%
Alibaba Group Holding, Ltd.	5.1%
China Mobile, Ltd.	5.1%
China Petroleum & Chemical Corp.	5.0%

ProFunds Asia 30 Index — Composition

Industry Breakdown	% of Index
Information Technology	34%
Consumer Discretionary	17%
Energy	16%
Materials	12%
Financials	11%
Telecommunication Services	5%
Utilities	3%
Health Care	2%
Country Composition
China	56%
India	15%
Taiwan	11%
Australia	10%
South Korea	8%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)                   The graph and table DO NOT reflect the theoretical reinvestment of dividends on securities in the Index nor the impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)                   1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)                   The MSCI AC Asia Pacific Free Excluding Japan Index is a capitalization weighted index generally representative of the performance of the Asia Pacific region of the country of Japan. The graph and table reflect the theoretical reinvestment of dividends in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the Index calculations. It is not possible to invest directly in an index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

110 :: ProFund VP Asia 30 :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2016

Common Stocks (99.2%)

	Shares	Value
Alibaba Group Holding, Ltd.*ADR (Internet Software & Services)	13,328	$1,170,332
Baidu, Inc.*ADR (Internet Software & Services)	5,390	886,170
BHP Billiton PLCADR (Metals & Mining)	34,398	1,082,161
BHP Billiton, Ltd.ADR (Metals & Mining)	30,772	1,101,022
China Life Insurance Co., Ltd.ADR (Insurance)	84,182	1,083,422
China Mobile, Ltd.ADR (Wireless Telecommunication Services)	22,246	1,166,358
China Petroleum & Chemical Corp.ADR (Oil, Gas & Consumable Fuels)	16,170	1,148,393
CNOOC, Ltd.ADR (Oil, Gas & Consumable Fuels)	6,860	850,366
Ctrip.com International, Ltd.*ADR (Internet & Direct Marketing Retail)	14,602	584,080
Dr. Reddy’s Laboratories, Ltd.ADR (Pharmaceuticals)	11,368	514,743
HDFC Bank, Ltd.ADR (Banks)	13,622	826,583
Himax Technologies, Inc.ADR (Semiconductors & Semiconductor Equipment)	65,072	393,035
ICICI Bank, Ltd.ADR (Banks)	82,222	615,843
Infosys Technologies, Ltd.ADR (IT Services)	49,588	735,390
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	28,224	718,019
JinkoSolar Holding Co., Ltd.*ADR (Semiconductors & Semiconductor Equipment)	31,262	476,121
Jumei International Holding, Ltd.*ADR (Internet & Direct Marketing Retail)	101,038	506,200
Korea Electric Power Corp.ADR (Electric Utilities)	34,496	637,486
LG Display Co., Ltd.ADR (Electronic Equipment, Instruments & Components)	44,198	567,944
Melco Crown Entertainment, Ltd.ADR (Hotels, Restaurants & Leisure)	28,420	451,878
Netease.com, Inc.ADR (Internet Software & Services)	3,038	654,203
New Oriental Education & Technology Group, Inc.*ADR (Diversified Consumer Services)	11,760	495,096
PetroChina Co., Ltd.ADR (Oil, Gas & Consumable Fuels)	20,972	1,545,637
POSCOADR (Metals & Mining)	11,270	592,239
Silicon Motion TechnologyADR (Semiconductors & Semiconductor Equipment)	10,976	466,260
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	54,488	1,566,530
TAL Education Group*ADR (Diversified Consumer Services)	7,056	494,978
Tata Motors, Ltd.ADR (Automobiles)	19,306	663,933
Trina Solar, Ltd.*ADR (Semiconductors & Semiconductor Equipment)	49,588	461,168
Yingli Green Energy Holding Co., Ltd.*ADR (Semiconductors & Semiconductor Equipment)	50,274	130,712
TOTAL COMMON STOCKS (Cost $13,827,350)		22,586,302

Repurchase Agreements(a) (1.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.23%–0.44%, dated 12/30/16, due 1/3/17, total to be received $220,007	$220,000	$220,000
TOTAL REPURCHASE AGREEMENTS (Cost $220,000)		220,000
TOTAL INVESTMENT SECURITIES (Cost $14,047,350)–100.2%		22,806,302
Net other assets (liabilities)–(0.2)%		(41,955)
NET ASSETS–100.0%		$22,764,347

*                      Non-income producing security

(a)              The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR         American Depositary Receipt

ProFund VP Asia 30 invested in the following industries as of December 31, 2016:

	Value	% of Net Assets
Automobiles	$663,933	2.9%
Banks	1,442,426	6.3%
Diversified Consumer Services	990,074	4.3%
Electric Utilities	637,486	2.8%
Electronic Equipment, Instruments & Components	567,944	2.5%
Hotels, Restaurants & Leisure	451,878	2.0%
Insurance	1,083,422	4.8%
Internet & Direct Marketing Retail	1,808,299	7.9%
Internet Software & Services	2,710,705	11.9%
IT Services	735,390	3.2%
Metals & Mining	2,775,422	12.2%
Oil, Gas & Consumable Fuels	3,544,396	15.7%
Pharmaceuticals	514,743	2.3%
Semiconductors & Semiconductor Equipment	3,493,826	15.3%
Wireless Telecommunication Services	1,166,358	5.1%
Other**	178,045	0.8%
Total	$22,764,347	100.0%

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Asia 30 :: 111

ProFund VP Asia 30 invested in securities with exposure to the following countries as of December 31, 2016:

	Value	% of Net Assets
Australia	$2,183,183	9.6%
China	11,204,897	49.3%
Hong Kong	1,618,236	7.1%
India	3,356,492	14.7%
South Korea	1,797,669	7.9%
Taiwan	2,425,825	10.6%
Other**	178,045	0.8%
Total	$22,764,347	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

112 :: ProFund VP Asia 30 :: Financial Statements

Statement of Assets and Liabilities
December 31, 2016

ASSETS:
Total Investment Securities, at cost	$14,047,350
Securities, at value	22,586,302
Repurchase agreements, at value	220,000
Total Investment Securities, at value	22,806,302
Cash	722
Dividends and interest receivable	31,941
Receivable for capital shares issued	20,122
Prepaid expenses	122
TOTAL ASSETS	22,859,209

LIABILITIES:
Payable for capital shares redeemed	10,542
Advisory fees payable	28,310
Management services fees payable	3,775
Administration fees payable	749
Administrative services fees payable	8,975
Distribution fees payable	11,979
Trustee fees payable	8
Transfer agency fees payable	2,329
Fund accounting fees payable	850
Compliance services fees payable	128
Other accrued expenses	27,217
TOTAL LIABILITIES	94,862
NET ASSETS	$22,764,347

NET ASSETS CONSIST OF:
Capital	$17,654,810
Accumulated net realized gains (losses) on investments	(3,649,415)
Net unrealized appreciation (depreciation) on investments	8,758,952
NET ASSETS	$22,764,347

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	481,726
Net Asset Value (offering and redemption price per share)	$47.26

Statement of Operations
For the Year Ended December 31, 2016

INVESTMENT INCOME:
Dividends	$416,578
Interest	278
Foreign tax withholding	(50,542)
TOTAL INVESTMENT INCOME	366,314

EXPENSES:
Advisory fees	177,855
Management services fees	23,714
Administration fees	9,312
Transfer agency fees	13,497
Administrative services fees	52,879
Distribution fees	59,285
Custody fees	22,941
Fund accounting fees	11,045
Trustee fees	598
Compliance services fees	199
Other fees	31,283
Recoupment of prior expenses reduced by the Advisor	15,000
Total Gross Expenses before reductions	417,608
Expenses reduced and reimbursed by the Advisor	(19,265)
TOTAL NET EXPENSES	398,343
NET INVESTMENT INCOME (LOSS)	(32,029)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,351,450
Change in net unrealized appreciation/depreciation on investments	(1,733,200)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(381,750)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(413,779)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Asia 30 :: 113

Statements of Changes in Net Assets

	Year Ended December 31, 2016	Year Ended December 31, 2015
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(32,029)	$266,697
Net realized gains (losses) on investments	1,351,450	(1,263,394)
Change in net unrealized appreciation/depreciation on investments	(1,733,200)	(2,439,316)
Change in net assets resulting from operations	(413,779)	(3,436,013)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(266,697)	(89,913)
Net realized gains on investments	—	(1,668,413)
Change in net assets resulting from distributions	(266,697)	(1,758,326)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	19,203,733	40,949,093
Distributions reinvested	266,697	1,758,326
Value of shares redeemed	(22,567,382)	(40,883,703)
Change in net assets resulting from capital transactions	(3,096,952)	1,823,716
Change in net assets	(3,777,428)	(3,370,623)

NET ASSETS:
Beginning of period	26,541,775	29,912,398
End of period	$22,764,347	$26,541,775
Accumulated net investment income (loss)	$—	$266,697

SHARE TRANSACTIONS:
Issued	395,350	744,080
Reinvested	5,180	30,259
Redeemed	(477,909)	(758,466)
Change in shares	(77,379)	15,873

See accompanying notes to financial statements.

114 :: ProFund VP Asia 30 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012
Net Asset Value, Beginning of Period	$47.47	$55.06	$55.98	$48.72	$42.19

Investment Activities:
Net investment income (loss)(a)	(0.06)	0.46	0.05	(0.10)	0.03
Net realized and unrealized gains (losses) on investments	0.41 (b)	(5.08)	(0.93)	7.39	6.50
Total income (loss) from investment activities	0.35	(4.62)	(0.88)	7.29	6.53

Distributions to Shareholders From:
Net investment income	(0.56)	(0.15)	(0.04)	(0.03)	—
Net realized gains on investments	—	(2.82)	—	—	—
Total distributions	(0.56)	(2.97)	(0.04)	(0.03)	—

Net Asset Value, End of Period	$47.26	$47.47	$55.06	$55.98	$48.72

Total Return	0.64%	(9.38)%	(1.57)%	14.97%	15.48%

Ratios to Average Net Assets:
Gross expenses	1.76%	1.79%	1.74%	1.76%	1.88%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)	(0.14)%	0.87%	0.08%	(0.20)%	0.06%

Supplemental Data:
Net assets, end of period (000’s)	$22,764	$26,542	$29,912	$42,649	$43,865
Portfolio turnover rate(c)	79%	96%	102%	113%	111%

(a)                   Per share net investment income (loss) has been calculated using the average daily shares method.

(b)                   The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)                    Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Management Discussion of Fund Performance :: ProFund VP Europe 30 :: 115

ProFund VP Europe 30 seeks investment results, before fees and expenses, that correspond to the performance of the ProFunds Europe 30 Index (the “Index”). For the year ended December 31, 2016, the Fund had a total return of 7.76%. For the same period, the Index had a price return of 5.01%(1) and a volatility of 21.16%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities that, in combination, should have similar return characteristics as the return of the Index. The Index, created by ProFund Advisors, is composed of 30 companies whose principal offices are located in Europe and whose securities are traded on U.S. exchanges or on NASDAQ as depositary receipts or ordinary shares. The component companies in the Index are determined annually based upon their U.S. dollar-traded volume. Their relative weights are determined using a modified market capitalization method. The Index is expressed in U.S. dollar terms and as such should generally reflect the relative movement of the U.S. dollar against the basket of foreign currencies represented by the constituent companies in the Index.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Europe 30 from December 31, 2006 to December 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/16

Fund	One Year	Five Year	Ten Year
ProFund VP Europe 30	7.76%	4.48%	-0.12%
ProFunds Europe 30 Index	5.01%	2.41%	-1.81%
STOXX Europe 50 Index	-2.27%	4.12%	-0.88%

Expense Ratios**

Fund	Gross	Net
ProFund VP Europe 30	1.78%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 2, 2016. Contractual fee waivers are in effect through April 30, 2017. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Royal Dutch Shell PLC	7.2%
TOTAL S.A.	4.9%
Unilever N.V.	4.7%
BP PLC	4.6%
S.A.P. SE	4.3%

ProFunds Europe 30 Index — Composition

Industry Breakdown	% of Index
Energy	21%
Financials	20%
Information Technology	14%
Health Care	11%
Telecommunication Services	9%
Consumer Staples	9%
Materials	8%
Industrials	5%
Utilities	3%
Country Composition
Britain	46%
Netherlands	16%
France	10%
Spain	7%
Other	21%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)                   The graph and table DO NOT reflect the theoretical reinvestment of dividends on securities in the Index nor the impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)                   1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)                   The STOXX Europe 50 Index is a capitalization-weighted index of 50 European blue-chip stocks. The graph and table reflect the theoretical reinvestment of dividends in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the Index calculations. It is not possible to invest directly in an index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

116 :: ProFund VP Europe 30 :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2016

Common Stocks (99.9%)

	Shares	Value
ArcelorMittal*NYS (Metals & Mining)	67,914	$495,772
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	6,468	725,710
AstraZeneca PLCADR (Pharmaceuticals)	30,576	835,336
Banco Santander S.A.ADR (Banks)	173,166	896,999
Barclays PLCADR (Banks)	62,034	682,374
BP PLCADR (Oil, Gas & Consumable Fuels)	29,988	1,120,951
British American Tobacco PLCADR (Tobacco)	9,114	1,026,874
BT Group PLC SponADR (Diversified Telecommunication Services)	29,694	683,853
CRH PLCADR (Construction Materials)	17,346	596,355
Criteo S.A.*ADR (Internet Software & Services)	10,878	446,868
EricssonADR (Communications Equipment)	96,726	563,913
GlaxoSmithKline PLCADR (Pharmaceuticals)	24,990	962,365
HSBC Holdings PLCADR (Banks)	25,872	1,039,537
ING Groep N.V.ADR (Banks)	52,038	733,736
Koninklijke Philips N.V.NYS (Industrial Conglomerates)	19,698	602,168
Lloyds Banking Group PLCADR (Banks)	241,668	749,171
National Grid PLCADR (Multi-Utilities)	11,466	668,812
Nokia Corp.ADR (Communications Equipment)	125,244	602,424
Prudential PLCADR (Insurance)	17,640	701,896
Rio Tinto PLCADR (Metals & Mining)	21,168	814,121
Royal Dutch Shell PLCADR—Class A (Oil, Gas & Consumable Fuels)	32,046	1,742,661
Ryanair Holdings PLC*ADR (Airlines)	6,468	538,526
S.A.P. SEADR (Software)	12,054	1,041,827
SanofiADR (Pharmaceuticals)	19,404	784,698
Statoil ASAADR (Oil, Gas & Consumable Fuels)	41,748	761,484
Telefonica S.A.ADR (Diversified Telecommunication Services)	80,358	739,294
Tenaris S.A.ADR (Energy Equipment & Services)	15,288	545,935
TOTAL S.A.ADR (Oil, Gas & Consumable Fuels)	23,226	1,183,829
Unilever N.V.NYS (Personal Products)	27,636	1,134,734
Vodafone Group PLCADR (Wireless Telecommunication Services)	32,340	790,066
TOTAL COMMON STOCKS (Cost $18,866,206)		24,212,289
TOTAL INVESTMENT SECURITIES (Cost $18,866,206)—99.9%		24,212,289
Net other assets (liabilities)—0.1%		18,829
NET ASSETS—100.0%		$24,231,118

*                           Non-income producing security

ADR              American Depositary Receipt

NYS               New York Shares

ProFund VP Europe 30 invested in the following industries as of December 31, 2016:

	Value	% of Net Assets
Airlines	$538,526	2.2%
Banks	4,101,817	16.8%
Communications Equipment	1,166,337	4.8%
Construction Materials	596,355	2.5%
Diversified Telecommunication Services	1,423,147	5.9%
Energy Equipment & Services	545,935	2.3%
Industrial Conglomerates	602,168	2.5%
Insurance	701,896	2.9%
Internet Software & Services	446,868	1.8%
Metals & Mining	1,309,893	5.4%
Multi-Utilities	668,812	2.8%
Oil, Gas & Consumable Fuels	4,808,925	19.9%
Personal Products	1,134,734	4.7%
Pharmaceuticals	2,582,399	10.6%
Semiconductors & Semiconductor Equipment	725,710	3.0%
Software	1,041,827	4.3%
Tobacco	1,026,874	4.2%
Wireless Telecommunication Services	790,066	3.3%
Other**	18,829	0.1%
Total	$24,231,118	100.0%

ProFund VP Europe 30 invested in securities with exposure to the following countries as of December 31, 2016:

	Value	% of Net Assets
Finland	$602,424	2.5%
France	2,415,395	10.0%
Germany	1,041,827	4.3%
Ireland	1,134,881	4.7%
Luxembourg	1,041,707	4.3%
Netherlands	3,804,275	15.7%
Norway	761,484	3.1%
Spain	1,636,293	6.8%
Sweden	563,913	2.3%
United Kingdom	11,210,090	46.2%
Other**	18,829	0.1%
Total	$24,231,118	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Europe 30 :: 117

Statement of Assets and Liabilities
December 31, 2016

ASSETS:
Total Investment Securities, at cost	$18,866,206
Securities, at value	24,212,289
Total Investment Securities, at value	24,212,289
Dividends receivable	54,134
Receivable for tax reclaims	10,730
Receivable for investments sold	164,532
Prepaid expenses	129
TOTAL ASSETS	24,441,814

LIABILITIES:
Payable for capital shares redeemed	36,120
Cash overdraft	104,264
Advisory fees payable	16,781
Management services fees payable	2,237
Administration fees payable	749
Administrative services fees payable	9,251
Distribution fees payable	10,715
Trustee fees payable	8
Transfer agency fees payable	2,143
Fund accounting fees payable	849
Compliance services fees payable	128
Other accrued expenses	27,451
TOTAL LIABILITIES	210,696
NET ASSETS	$24,231,118

NET ASSETS CONSIST OF:
Capital	$29,942,749
Accumulated net investment income (loss)	625,699
Accumulated net realized gains (losses) on investments	(11,683,413)
Net unrealized appreciation (depreciation) on investments	5,346,083
NET ASSETS	$24,231,118

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,162,964
Net Asset Value (offering and redemption price per share)	$20.84

Statement of Operations
For the Year Ended December 31, 2016

INVESTMENT INCOME:
Dividends	$1,081,223
Interest	86
Foreign tax withholding	(41,894)
TOTAL INVESTMENT INCOME	1,039,415

EXPENSES:
Advisory fees	184,709
Management services fees	24,627
Administration fees	9,624
Transfer agency fees	13,919
Administrative services fees	62,192
Distribution fees	61,570
Custody fees	17,698
Fund accounting fees	11,391
Trustee fees	607
Compliance services fees	212
Other fees	30,703
Recoupment of prior expenses reduced by the Advisor	2,000
Total Gross Expenses before reductions	419,252
Expenses reduced and reimbursed by the Advisor	(5,536)
TOTAL NET EXPENSES	413,716
NET INVESTMENT INCOME (LOSS)	625,699

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	41,669
Change in net unrealized appreciation/depreciation on investments	523,234
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	564,903

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,190,602

See accompanying notes to financial statements.

118 :: ProFund VP Europe 30 :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2016	Year Ended December 31, 2015
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$625,699	$732,859
Net realized gains (losses) on investments	41,669	(2,000,455)
Change in net unrealized appreciation/depreciation on investments	523,234	(2,372,563)
Change in net assets resulting from operations	1,190,602	(3,640,159)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(732,859)	(1,592,186)
Change in net assets resulting from distributions	(732,859)	(1,592,186)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	26,836,730	44,107,563
Distributions reinvested	732,859	1,592,186
Value of shares redeemed	(29,960,566)	(41,775,726)
Change in net assets resulting from capital transactions	(2,390,977)	3,924,023
Change in net assets	(1,933,234)	(1,308,322)

NET ASSETS:
Beginning of period	26,164,352	27,472,674
End of period	$24,231,118	$26,164,352
Accumulated net investment income (loss)	$625,699	$732,859

SHARE TRANSACTIONS:
Issued	1,344,542	1,966,659
Reinvested	35,749	69,225
Redeemed	(1,532,334)	(1,897,486)
Change in shares	(152,043)	138,398

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Europe 30 :: 119

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012
Net Asset Value, Beginning of Period	$19.90	$23.35	$25.87	$21.59	$19.21

Investment Activities:
Net investment income (loss)(a)	0.50	0.53	1.08	0.35	0.35
Net realized and unrealized gains (losses) on investments	1.03	(2.92)	(3.28)	4.26	2.72
Total income (loss) from investment activities	1.53	(2.39)	(2.20)	4.61	3.07

Distributions to Shareholders From:
Net investment income	(0.59)	(1.06)	(0.32)	(0.33)	(0.69)

Net Asset Value, End of Period	$20.84	$19.90	$23.35	$25.87	$21.59

Total Return	7.76%	(10.83)%	(8.65)%	21.64%	16.60%

Ratios to Average Net Assets:
Gross expenses	1.70%	1.79%	1.71%	1.73%	1.80%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)	2.54%	2.38%	4.25%	1.54%	1.76%

Supplemental Data:
Net assets, end of period (000’s)	$24,231	$26,164	$27,473	$42,100	$35,424
Portfolio turnover rate(b)	102%	107%	115%	142%	91%

(a)                   Per share net investment income (loss) has been calculated using the average daily shares method.

(b)                   Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

120 :: ProFund VP International :: Management Discussion of Fund Performance

ProFund VP International seeks investment results, before fees and expenses, that correspond to the performance of the Morgan Stanley Capital International Europe, Australasia and Far East (“MSCI EAFE”) Index (the “Index”). Since the foreign markets are not open when this Fund values its shares, it determines its success in meeting this investment objective by comparing its return on a given day with the market price performance of related futures contracts traded in the United States. For the year ended December 31, 2016, the Fund had a total return of -0.93%. For the same period, the Index had a total return of 1.00%(1) and a volatility of 16.88%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to that of the daily performance of the U.S.-traded MSCI EAFE futures contract.(2)

The Fund takes positions in derivatives that, in combination, should have similar return characteristics as the return of the Index. The Index includes 85% of free-float adjusted, market capitalization in each industry group in developed market countries, excluding the U.S. and Canada. The Index has constituent companies from the following 21 countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The Index levels and the price of the related futures contracts are expressed in U.S. dollar terms and as such they should generally reflect the relative movement of the U.S. dollar against the basket of foreign currencies represented by the constituent companies in the Index.

During the year ended December 31, 2016, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP International from August 31, 2007 to December 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/16

Fund	One Year	Five Year	Since Inception
ProFund VP International	-0.93%	4.00%	-2.41%
MSCI EAFE Index	1.00%	6.53%	0.03%

Expense Ratios**

Fund	Gross	Net
ProFund VP International	1.73%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 2, 2016. Contractual fee waivers are in effect through April 30, 2017. See Financial Highlights for effective expense ratio.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP International primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

MSCI EAFE Index – Composition

Industry Breakdown	% of Index
Financials	21%
Industrials	14%
Consumer Discretionary	13%
Consumer Staples	11%
Health Care	11%
Materials	8%
Information Technology	5%
Energy	5%
Telecommunication Services	5%
Real Estate	4%
Utilities	3%
Country Composition
Japan	24%
United Kingdom	18%
France	10%
Germany	9%
Switzerland	9%
Other	30%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)                   The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)                   1.00 equals perfect correlation. This calculation is based on the daily total return of the U.S.-traded MSCI EAFE futures contract and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP International :: 121

Schedule of Portfolio Investments :: December 31, 2016

Repurchase Agreements(a)(b) (100.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.23%—0.44%, dated 12/30/16, due 1/3/17, total to be received $6,330,190	$6,330,000	$6,330,000
TOTAL REPURCHASE AGREEMENTS (Cost $6,330,000)		6,330,000
TOTAL INVESTMENT SECURITIES (Cost $6,330,000)—100.2%		6,330,000
Net other assets (liabilities)—(0.2)%		(10,404)
NET ASSETS—100.0%		$6,319,596

(a)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2016, the aggregate amount held in a segregated account was $776,000.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
MSCI EAFE Index	Goldman Sachs International	1/27/17	1.02%	$4,061,623	$8,071
MSCI EAFE Index	UBS AG	1/27/17	1.52%	2,237,918	4,423
				$6,299,541	$12,494

^                  Reflects the floating financing rate, as of December 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to financial statements.

122 :: ProFund VP International :: Financial Statements

Statement of Assets and Liabilities
December 31, 2016

ASSETS:
Total Investment Securities, at cost	$6,330,000
Repurchase agreements, at value	6,330,000
Total Investment Securities, at value	6,330,000
Cash	547
Segregated cash balances with custodian	50
Interest receivable	95
Unrealized gain on swap agreements	12,494
Receivable for capital shares issued	177
Prepaid expenses	31
TOTAL ASSETS	6,343,394

LIABILITIES:
Payable for capital shares redeemed	702
Advisory fees payable	5,682
Management services fees payable	758
Administration fees payable	195
Administrative services fees payable	3,719
Distribution fees payable	3,988
Transfer agency fees payable	569
Fund accounting fees payable	221
Compliance services fees payable	34
Other accrued expenses	7,930
TOTAL LIABILITIES	23,798
NET ASSETS	$6,319,596

NET ASSETS CONSIST OF:
Capital	$8,751,853
Accumulated net realized gains (losses) on investments	(2,444,751)
Net unrealized appreciation (depreciation) on investments	12,494
NET ASSETS	$6,319,596

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	328,019
Net Asset Value (offering and redemption price per share)	$19.27

Statement of Operations
For the Year Ended December 31, 2016

INVESTMENT INCOME:
Interest	$17,014
EXPENSES:
Advisory fees	48,299
Management services fees	6,440
Administration fees	2,683
Transfer agency fees	3,886
Administrative services fees	15,074
Distribution fees	16,100
Custody fees	987
Fund accounting fees	3,119
Trustee fees	169
Compliance services fees	57
Other fees	7,412
Recoupment of prior expenses reduced by the Advisor	3,963
TOTAL NET EXPENSES	108,189
NET INVESTMENT INCOME (LOSS)	(91,175)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on swap agreements	(106,030)
Change in net unrealized appreciation/depreciation on investments	74,709
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(31,321)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(122,496)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP International :: 123

Statements of Changes in Net Assets

	Year Ended December 31, 2016	Year Ended December 31, 2015
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(91,175)	$(224,847)
Net realized gains (losses) on investments	(106,030)	(594,703)
Change in net unrealized appreciation/depreciation on investments	74,709	31,331
Change in net assets resulting from operations	(122,496)	(788,219)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	16,488,753	47,679,202
Value of shares redeemed	(16,506,762)	(46,593,356)
Change in net assets resulting from capital transactions	(18,009)	1,085,846
Change in net assets	(140,505)	297,627

NET ASSETS:
Beginning of period	6,460,101	6,162,474
End of period	$6,319,596	$6,460,101

SHARE TRANSACTIONS:
Issued	875,692	2,237,105
Redeemed	(879,747)	(2,210,648)
Change in shares	(4,055)	26,457

See accompanying notes to financial statements.

124 :: ProFund VP International :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012
Net Asset Value, Beginning of Period	$19.45	$20.16	$24.00	$21.61	$18.63

Investment Activities:
Net investment income (loss)(a)	(0.27)	(0.35)	(0.38)	(0.37)	(0.31)
Net realized and unrealized gains (losses) on investments	0.09 (b)	(0.36)	(1.36)	4.41	3.29
Total income (loss) from investment activities	(0.18)	(0.71)	(1.74)	4.04	2.98

Distributions to Shareholders From:
Net realized gains on investments	—	—	(2.10)	(1.65)	—

Net Asset Value, End of Period	$19.27	$19.45	$20.16	$24.00	$21.61

Total Return	(0.93)%	(3.52)%	(8.11)%	19.49%	15.93%

Ratios to Average Net Assets:
Gross expenses	1.68%	1.75%	1.72%	1.72%	1.83%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)	(1.42)%	(1.64)%	(1.66)%	(1.65)%	(1.57)%

Supplemental Data:
Net assets, end of period (000’s)	$6,320	$6,460	$6,162	$14,999	$12,731
Portfolio turnover rate(c)	—	—	—	—	—

(a)                   Per share net investment income (loss) has been calculated using the average daily shares method.

(b)                   The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)                    Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

Management Discussion of Fund Performance :: ProFund VP Emerging Markets :: 125

ProFund VP Emerging Markets seeks investment results, before fees and expenses, that correspond to the performance of the BNY Mellon Emerging Markets 50 ADR Index (the “Index”). For the year ended December 31, 2016, the Fund had a total return of 11.01%. For the same period, the Index had a total return of 12.54%(1) and a volatility of 21.46%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to that of the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar return characteristics as the return of the Index. The Index is a free-float adjusted, market capitalization-weighted index. The Index is designed to track the performance of a basket of companies who have their primary equity listing on a stock exchange of an emerging market country and who also have depositary receipts that trade on a U.S. exchange or on NASDAQ. The Index consists of companies from the following emerging market countries: Argentina, Brazil, Chile, China, Colombia, India, Indonesia, Mexico, Peru, Russia, South Africa, South Korea and Taiwan. The Index is expressed in U.S. dollar terms and as such should generally reflect the relative movement of the U.S. dollar against the basket of foreign currencies represented by the constituent companies in the Index.

During the year ended December 31, 2016, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Emerging Markets from August 31, 2007 to December 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/16

Fund	One Year	Five Year	Since Inception
ProFund VP Emerging Markets	11.01%	-2.45%	-3.19%
BNY Mellon Emerging Markets 50 ADR Index	12.54%	-0.85%	-1.46%

Expense Ratios**

Fund	Gross	Net
ProFund VP Emerging Markets	1.80%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 2, 2016. Contractual fee waivers are in effect through April 30, 2017. See Financial Highlights for effective expense ratio.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	97%
Swap Agreements	3%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	11.7%
Alibaba Group Holding, Ltd.	10.5%
China Mobile, Ltd.	6.4%
Baidu, Inc.	4.9%
Itau Unibanco Holding S.A.	3.6%

BNY Mellon Emerging Markets 50 ADR Index – Composition

Industry Breakdown	% of Index
Information Technology	35%
Financials	17%
Telecommunication Services	15%
Energy	11%
Materials	8%
Consumer Discretionary	7%
Consumer Staples	5%
Utilities	2%
Country Composition
China	39%
Brazil	18%
Taiwan	15%
India	9%
South Korea	8%
Other	11%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)                   The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)                   1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

126 :: ProFund VP Emerging Markets :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2016

Common Stocks (90.1%)

	Shares	Value
Advanced Semiconductor Engineering, Inc.ADR (Semiconductors & Semiconductor Equipment)	19,082	$96,173
Alibaba Group Holding, Ltd.*ADR (Internet Software & Services)	17,864	1,568,639
Ambev S.A.ADR (Beverages)	71,862	352,842
America Movil S.A.B. de C.V.ADR (Wireless Telecommunication Services)	19,691	247,516
AngloGold Ashanti, Ltd.*ADR (Metals & Mining)	6,699	70,406
Baidu, Inc.*ADR (Internet Software & Services)	4,466	734,255
Banco Bradesco S.A.ADR (Banks)	45,472	396,062
Bancolombia S.A.ADR (Banks)	1,827	67,014
BRF S.A.ADR (Food Products)	9,947	146,818
Cemex S.A.B. de C.V.*ADR (Construction Materials)	22,939	184,200
China Life Insurance Co., Ltd.ADR (Insurance)	24,360	313,513
China Mobile, Ltd.ADR (Wireless Telecommunication Services)	18,067	947,253
China Petroleum & Chemical Corp.ADR (Oil, Gas & Consumable Fuels)	4,263	302,758
China Telecom Corp., Ltd.ADR (Diversified Telecommunication Services)	2,233	103,008
China Unicom Hong Kong, Ltd.ADR (Diversified Telecommunication Services)	9,744	112,543
Chunghwa Telecom Co., Ltd.ADR (Diversified Telecommunication Services)	6,293	198,544
CNOOC, Ltd.ADR (Oil, Gas & Consumable Fuels)	2,639	327,130
CPFL Energia S.A.ADR (Electric Utilities)	5,278	81,281
Ctrip.com International, Ltd.*ADR (Internet & Direct Marketing Retail)	6,090	243,600
Enersis S.A.ADR (Electric Utilities)	9,338	76,665
Fomento Economico Mexicano S.A.B. de C.V.ADR (Beverages)	2,233	170,177
Grupo Televisa S.A.ADR (Media)	7,917	165,386
HDFC Bank, Ltd.ADR (Banks)	6,699	406,494
ICICI Bank, Ltd.ADR (Banks)	23,142	173,334
Infosys Technologies, Ltd.ADR (IT Services)	32,683	484,689
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	15,631	397,653
KB Financial Group, Inc.ADR (Banks)	6,902	243,572
Korea Electric Power Corp.ADR (Electric Utilities)	8,323	153,809
LG Display Co., Ltd.ADR (Electronic Equipment, Instruments & Components)	7,308	93,908
Mobile TeleSystems PJSCADR (Wireless Telecommunication Services)	8,120	73,973
Netease.com, Inc.ADR (Internet Software & Services)	1,218	262,284
PetroChina Co., Ltd.ADR (Oil, Gas & Consumable Fuels)	3,451	254,339
Petroleo Brasileiro S.A.*ADR (Oil, Gas & Consumable Fuels)	24,360	246,280
POSCOADR (Metals & Mining)	5,278	277,359
PT Telekomunikasi Indonesia TbkADR (Diversified Telecommunication Services)	8,120	236,779
Sasol, Ltd.ADR (Chemicals)	8,323	237,955
Semiconductor Manufacturing International Corp.*ADR (Semiconductors & Semiconductor Equipment)	11,165	85,077
Shinhan Financial Group Co., Ltd.ADR (Banks)	7,714	290,355
SK Telecom Co., Ltd.ADR (Wireless Telecommunication Services)	5,887	123,038
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	60,900	1,750,875
Tata Motors, Ltd.ADR (Automobiles)	3,248	111,699
Telefonica Brasil S.A.ADR (Diversified Telecommunication Services)	6,699	89,633
Ultrapar Participacoes S.A.ADR (Oil, Gas & Consumable Fuels)	6,902	143,147
United Microelectronics Corp.ADR (Semiconductors & Semiconductor Equipment)	38,773	67,853
Vale S.A.ADR (Metals & Mining)	21,112	160,873
Vipshop Holdings, Ltd.*ADR (Internet & Direct Marketing Retail)	5,887	64,816
Wipro, Ltd.ADR (IT Services)	9,541	92,357
TOTAL COMMON STOCKS (Cost $10,731,451)		13,427,934

Preferred Stocks (7.1%)

Itau Unibanco Holding S.A.ADR (Banks)	52,780	542,578
Petroleo Brasileiro S.A.*ADR (Oil, Gas & Consumable Fuels)	33,292	293,303
Vale S.A.ADR (Metals & Mining)	32,074	220,990
TOTAL PREFERRED STOCKS (Cost $660,927)		1,056,871

Repurchase Agreements(a)(b) (5.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.23%—0.44%, dated 12/30/16, due 1/3/17, total to be received $878,026	$878,000	$878,000
TOTAL REPURCHASE AGREEMENTS (Cost $878,000)		878,000
TOTAL INVESTMENT SECURITIES (Cost $12,270,378)—103.1%		15,362,805
Net other assets (liabilities)—(3.1)%		(457,255)
NET ASSETS—100.0%		$14,905,550

*                           Non-income producing security

(a)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2016, the aggregate amount held in a segregated account was $269,000.

ADR              American Depositary Receipt

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Emerging Markets :: 127

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
BNY Mellon Emerging Markets 50 ADR Index	Goldman Sachs International	1/27/17	1.17%	$292,416	$(432)
BNY Mellon Emerging Markets 50 ADR Index	UBS AG	1/27/17	0.97%	154,585	(1,637)
				$447,001	$(2,069)

^                  Reflects the floating financing rate, as of December 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

ProFund VP Emerging Markets invested in the following industries as of December 31, 2016:

	Value	% of Net Assets
Automobiles	$111,699	0.7%
Banks	2,119,409	14.1%
Beverages	523,019	3.5%
Chemicals	237,955	1.6%
Construction Materials	184,200	1.2%
Diversified Telecommunication Services	740,507	4.9%
Electric Utilities	311,755	2.0%
Electronic Equipment, Instruments & Components	93,908	0.6%
Food Products	146,818	1.0%
Insurance	313,513	2.1%
Internet & Direct Marketing Retail	706,069	4.7%
Internet Software & Services	2,565,178	17.3%
IT Services	577,046	3.9%
Media	165,386	1.1%
Metals & Mining	729,628	5.0%
Oil, Gas & Consumable Fuels	1,566,957	10.6%
Semiconductors & Semiconductor Equipment	1,999,978	13.5%
Wireless Telecommunication Services	1,391,780	9.4%
Other**	420,745	2.8%
Total	$14,905,550	100.0%

ProFund VP Emerging Markets invested in securities with exposure to the following countries as of December 31, 2016:

	Value	% of Net Assets
Brazil	$2,673,807	17.9%
Chile	76,665	0.5%
China	4,769,615	32.1%
Colombia	67,014	0.4%
Hong Kong	947,253	6.4%
India	1,268,573	8.5%
Indonesia	236,779	1.6%
Mexico	767,279	5.1%
Russia	73,973	0.5%
South Africa	308,361	2.1%
South Korea	1,182,041	7.9%
Taiwan	2,113,445	14.2%
Other**	420,745	2.8%
Total	$14,905,550	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

128 :: ProFund VP Emerging Markets :: Financial Statements

Statement of Assets and Liabilities
December 31, 2016

ASSETS:
Total Investment Securities, at cost	$12,270,378
Securities, at value	14,484,805
Repurchase agreements, at value	878,000
Total Investment Securities, at value	15,362,805
Cash	714
Dividends and interest receivable	54,838
Receivable for capital shares issued	117
Prepaid expenses	55
TOTAL ASSETS	15,418,529

LIABILITIES:
Payable for capital shares redeemed	442,528
Unrealized loss on swap agreements	2,069
Advisory fees payable	14,764
Management services fees payable	1,968
Administration fees payable	548
Administrative services fees payable	12,902
Distribution fees payable	14,087
Trustee fees payable	6
Transfer agency fees payable	1,925
Fund accounting fees payable	621
Compliance services fees payable	119
Other accrued expenses	21,442
TOTAL LIABILITIES	512,979
NET ASSETS	$14,905,550

NET ASSETS CONSIST OF:
Capital	$21,069,139
Accumulated net investment income (loss)	17,623
Accumulated net realized gains (losses) on investments	(9,271,570)
Net unrealized appreciation (depreciation) on investments	3,090,358
NET ASSETS	$14,905,550
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	712,711
Net Asset Value (offering and redemption price per share)	$20.91

Statement of Operations
For the Year Ended December 31, 2016

INVESTMENT INCOME:
Dividends	$363,388
Interest	5,593
Foreign tax withholding	(49,244)
TOTAL INVESTMENT INCOME	319,737

EXPENSES:
Advisory fees	134,860
Management services fees	17,981
Administration fees	7,175
Transfer agency fees	10,418
Administrative services fees	41,388
Distribution fees	44,953
Custody fees	14,545
Fund accounting fees	8,694
Trustee fees	415
Compliance services fees	172
Other fees	28,987
Total Gross Expenses before reductions	309,588
Expenses reduced and reimbursed by the Advisor	(7,474)
TOTAL NET EXPENSES	302,114
NET INVESTMENT INCOME (LOSS)	17,623

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(724,007)
Net realized gains (losses) on swap agreements	231,810
Change in net unrealized appreciation/depreciation on investments	1,872,564
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	1,380,367
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,397,990

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Emerging Markets :: 129

Statements of Changes in Net Assets

	Year Ended December 31, 2016	Year Ended December 31, 2015
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$17,623	$40,208
Net realized gains (losses) on investments	(492,197)	(1,255,339)
Change in net unrealized appreciation/depreciation on investments	1,872,564	(1,017,637)
Change in net assets resulting from operations	1,397,990	(2,232,768)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(40,208)	(155,202)
Change in net assets resulting from distributions	(40,208)	(155,202)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	61,663,983	36,724,261
Distributions reinvested	40,208	155,202
Value of shares redeemed	(57,235,430)	(38,077,875)
Change in net assets resulting from capital transactions	4,468,761	(1,198,412)
Change in net assets	5,826,543	(3,586,382)

NET ASSETS:
Beginning of period	9,079,007	12,665,389
End of period	$14,905,550	$9,079,007
Accumulated net investment income (loss)	$17,623	$40,208

SHARE TRANSACTIONS:
Issued	2,956,116	1,651,135
Reinvested	1,770	6,469
Redeemed	(2,726,523)	(1,726,532)
Change in shares	231,363	(68,928)

See accompanying notes to financial statements.

130 :: ProFund VP Emerging Markets :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012
Net Asset Value, Beginning of Period	$18.86	$23.02	$23.88	$25.72	$24.36

Investment Activities:
Net investment income (loss)(a)	0.02	0.08	0.17	0.05	0.18
Net realized and unrealized gains (losses) on investments	2.06	(4.03)	(0.98)	(1.70)	1.43
Total income (loss) from investment activities	2.08	(3.95)	(0.81)	(1.65)	1.61

Distributions to Shareholders From:
Net investment income	(0.03)	(0.21)	(0.05)	(0.19)	(0.25)

Net Asset Value, End of Period	$20.91	$18.86	$23.02	$23.88	$25.72

Total Return	11.01%	(17.36)%	(3.42)%	(6.42)%	6.57%

Ratios to Average Net Assets:
Gross expenses	1.72%	1.83%	1.79%	1.75%	1.80%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)	0.10%	0.36%	0.70%	0.19%	0.71%

Supplemental Data:
Net assets, end of period (000’s)	$14,906	$9,079	$12,665	$18,899	$27,075
Portfolio turnover rate(b)	118%	182%	176%	102%	55%

(a)                   Per share net investment income (loss) has been calculated using the average daily shares method.

(b)                   Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Management Discussion of Fund Performance :: ProFund VP Japan :: 131

ProFund VP Japan seeks investment results, before fees and expenses, that correspond to the performance of the Nikkei 225 Stock Average (the “Index”). Since the Japanese markets are not open when this Fund values its shares, it determines its success in meeting this investment objective by comparing its return on a given day with the market price performance of related futures contracts traded in the United States. For the year ended December 31, 2016, the Fund had a total return of 0.41%. For the same period, the Index had a total return of 5.44%(1), as measured in unhedged U.S. dollar terms, or 1.98%(1) in local (Japanese yen) terms and a volatility of 27.05%. The U.S. dollar-denominated Nikkei futures contracts held in the Fund are not directly impacted by the Dollar/Yen exchange rate, which may cause the Fund to over or underperform versus the performance of the Index measured in unhedged U.S. dollar terms, depending upon whether the U.S. dollar rises or falls in value versus the Yen. During the year, the Fund was generally not exposed to fluctuations in the Dollar/Yen exchange rate. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the U.S.-traded U.S. dollar-denominated futures contract on the Index. (2)

The Fund takes positions in derivatives that, in combination, should have similar return characteristics as the return of the Index. The Index is a modified price-weighted index of the 225 most actively traded and liquid Japanese stocks traded on the Tokyo Stock Exchange. The Index is computed and distributed by the Nihon Keizai Shimbun, Inc.

During the year ended December 31, 2016, the Fund invested in futures contracts as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Japan from December 31, 2006 to December 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/16

Fund	One Year	Five Year	Ten Year
ProFund VP Japan	0.41%	14.86%	-1.11%
Nikkei 225 Stock Average - USD	5.44%	10.01%	2.83%
Nikkei 225 Stock Average - Yen	1.98%	19.55%	2.62%

Expense Ratios**

Fund	Gross	Net
ProFund VP Japan	1.68%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 2, 2016. Contractual fee waivers are in effect through April 30, 2017. See Financial Highlights for effective expense ratio.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	99%
Total Exposure	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Japan primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Nikkei 225 Stock Average – Composition

% of Index
Consumer Discretionary	23%
Industrials	21%
Information Technology	15%
Consumer Staples	10%
Health Care	9%
Telecommunication Services	8%
Materials	8%
Financials	3%
Real Estate	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)                   The graph and table reflect the theoretical reinvestment of dividends in the Index. Unhedged U.S. dollar performance is calculated by converting U.S. dollars to Yen at the beginning of the period and to U.S. dollars at the end of the period. “Local (Yen)” returns are theoretical Index returns experienced by local residents living in Japan. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)                   1.00 equals perfect correlation. This calculation is based on the daily total return of the U.S.-traded U.S. dollar-denominated futures contract on the index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

132 :: ProFund VP Japan :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2016

Repurchase Agreements(a) (96.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.23%—0.44%, dated 12/30/16, due 1/3/17, total to be received $11,195,336	$11,195,000	$11,195,000
TOTAL REPURCHASE AGREEMENTS (Cost $11,195,000)		11,195,000
TOTAL INVESTMENT SECURITIES (Cost $11,195,000)—96.8%		11,195,000
Net other assets (liabilities)—3.2%		367,788
NET ASSETS—100.0%		$11,562,788

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Nikkei 225 Futures Contracts	120	3/10/17	$11,463,000	$365,792

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Japan :: 133

Statement of Assets and Liabilities
December 31, 2016

ASSETS:
Total Investment Securities, at cost	$11,195,000
Repurchase agreements, at value	11,195,000
Total Investment Securities, at value	11,195,000
Cash	916
Segregated cash balances with brokers	590,480
Interest receivable	168
Receivable for capital shares issued	102
Variation margin on futures contracts	9,008
Prepaid expenses	64
TOTAL ASSETS	11,795,738

LIABILITIES:
Payable for capital shares redeemed	194,403
Advisory fees payable	12,154
Management services fees payable	1,621
Administration fees payable	386
Administrative services fees payable	4,795
Distribution fees payable	4,682
Transfer agency fees payable	1,056
Fund accounting fees payable	438
Compliance services fees payable	58
Other accrued expenses	13,357
TOTAL LIABILITIES	232,950
NET ASSETS	$11,562,788

NET ASSETS CONSIST OF:
Capital	$14,272,369
Accumulated net realized gains (losses) on investments	(3,075,373)
Net unrealized appreciation (depreciation) on investments	365,792
NET ASSETS	$11,562,788

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	263,398
Net Asset Value (offering and redemption price per share)	$43.90

Statement of Operations
For the Year Ended December 31, 2016

INVESTMENT INCOME:
Interest	$26,741

EXPENSES:
Advisory fees	81,868
Management services fees	10,916
Administration fees	4,251
Transfer agency fees	6,137
Administrative services fees	31,324
Distribution fees	27,289
Custody fees	1,491
Fund accounting fees	4,937
Trustee fees	281
Compliance services fees	72
Other fees	11,228
Recoupment of prior expenses reduced by the Advisor	5,000
Total Gross Expenses before reductions	184,794
Expenses reduced and reimbursed by the Advisor	(1,410)
TOTAL NET EXPENSES	183,384
NET INVESTMENT INCOME (LOSS)	(156,643)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	(1,836,152)
Change in net unrealized appreciation/depreciation on investments	1,275,680
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(560,472)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(717,115)

See accompanying notes to financial statements.

134 :: ProFund VP Japan :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2016		Year Ended December 31, 2015
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(156,643)		$(372,824)
Net realized gains (losses) on investments	(1,836,152)		270,032
Change in net unrealized appreciation/depreciation on investments	1,275,680		(588,636)
Change in net assets resulting from operations	(717,115)		(691,428)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	14,130,886		50,837,472
Value of shares redeemed	(18,868,374)		(44,956,032)
Change in net assets resulting from capital transactions	(4,737,488)		5,881,440
Change in net assets	(5,454,603)		5,190,012

NET ASSETS:
Beginning of period	17,017,391		11,827,379
End of period	$11,562,788		$17,017,391

SHARE TRANSACTIONS:
Issued	358,034	(a)	1,105,531	(a)
Redeemed	(483,951	)(a)	(1,002,403	)(a)
Change in shares	(125,917)		103,128

(a)         As described in Note 10, share amounts have been adjusted for 1:4 reverse stock split that occurred on December 5, 2016.

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Japan :: 135

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2016(a)	Year Ended Dec. 31, 2015(a)	Year Ended Dec. 31, 2014(a)	Year Ended Dec. 31, 2013(a)	Year Ended Dec. 31, 2012(a)
Net Asset Value, Beginning of Period	$43.71	$41.33	$75.59	$51.01	$41.49

Investment Activities:
Net investment income (loss)(b)	(0.56)	(0.76)	(0.96)	(1.08)	(0.72)
Net realized and unrealized gains (losses) on investments	0.75 (c)	3.14 (c)	0.26	25.66	10.24
Total income (loss) from investment activities	0.19	2.38	(0.70)	24.58	9.52

Distributions to Shareholders From:
Net realized gains on investments	—	—	(33.56)	—	—
Net Asset Value, End of Period	$43.90	$43.71	$41.33	$75.59	$51.01

Total Return	0.41%	5.81%	3.23%	48.24%	22.95%

Ratios to Average Net Assets:
Gross expenses	1.69%	1.68%	1.77%	1.78%	1.82%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)	(1.44)%	(1.64)%	(1.66)%	(1.65)%	(1.58)%

Supplemental Data:
Net assets, end of period (000’s)	$11,563	$17,017	$11,827	$22,948	$11,010
Portfolio turnover rate(d)	—	—	—	—	—

(a)                   As described in Note 10, share amounts have been adjusted for 1:4 reverse stock split that occurred on December 5, 2016.

(b)                   Per share net investment income (loss) has been calculated using the average daily shares method.

(c)                    The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(d)                   Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

136 :: ProFund VP UltraBull :: Management Discussion of Fund Performance

ProFund VP UltraBull seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the S&P 500® (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended December 31, 2016, the Fund had a total return of 18.60%. For the same period, the Index had a total return of 11.96%(1) and a volatility of 13.11%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors criteria such as liquidity, price, market capitalization, and financial viability. Reconstitution occurs both on a quarterly and an ongoing basis.

During the year ended December 31, 2016, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP UltraBull from December 31, 2006 to December 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/16

Fund	One Year	Five Year	Ten Year
ProFund VP UltraBull	18.60%	25.19%	5.45%
S&P 500	11.96%	14.66%	6.95%

Expense Ratios**

Fund	Gross	Net
ProFund VP UltraBull	1.68%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 2, 2016. Contractual fee waivers are in effect through April 30, 2017. See Financial Highlights for effective expense ratio.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	47%
Futures Contracts	7%
Swap Agreements	146%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	1.5%
Microsoft Corp.	1.2%
Alphabet, Inc.	1.1%
Exxon Mobil Corp.	0.9%
Johnson & Johnson	0.8%

S&P 500 – Composition

% of Index
Information Technology	20%
Financials	15%
Health Care	14%
Consumer Discretionary	12%
Industrials	10%
Consumer Staples	9%
Energy	8%
Utilities	3%
Real Estate	3%
Materials	3%
Telecommunication Services	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)                   The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)                   1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP UltraBull :: 137

Schedule of Portfolio Investments :: December 31, 2016

Common Stocks (46.5%)

	Shares	Value
3M Co. (Industrial Conglomerates)	784	$139,999
Abbott Laboratories (Health Care Equipment & Supplies)	1,904	73,133
AbbVie, Inc. (Biotechnology)	2,112	132,253
Accenture PLC—Class A (IT Services)	800	93,704
Activision Blizzard, Inc. (Software)	880	31,777
Acuity Brands, Inc. (Electrical Equipment)	64	14,775
Adobe Systems, Inc.* (Software)	640	65,888
Advance Auto Parts, Inc. (Specialty Retail)	96	16,236
Aetna, Inc. (Health Care Providers & Services)	448	55,555
Affiliated Managers Group, Inc.* (Capital Markets)	64	9,299
Aflac, Inc. (Insurance)	528	36,749
Agilent Technologies, Inc. (Life Sciences Tools & Services)	416	18,953
Air Products & Chemicals, Inc. (Chemicals)	288	41,420
Akamai Technologies, Inc.* (Internet Software & Services)	224	14,936
Alaska Air Group, Inc. (Airlines)	160	14,197
Albemarle Corp. (Chemicals)	144	12,396
Alexion Pharmaceuticals, Inc.* (Biotechnology)	288	35,237
Allegion PLC (Building Products)	128	8,192
Allergan PLC* (Pharmaceuticals)	480	100,805
Alliance Data Systems Corp. (IT Services)	80	18,280
Alliant Energy Corp. (Electric Utilities)	288	10,912
Alphabet, Inc.*—Class A (Internet Software & Services)	384	304,301
Alphabet, Inc.*—Class C (Internet Software & Services)	384	296,379
Altria Group, Inc. (Tobacco)	2,528	170,943
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	512	383,933
Ameren Corp. (Multi-Utilities)	320	16,787
American Airlines Group, Inc. (Airlines)	672	31,376
American Electric Power Co., Inc. (Electric Utilities)	640	40,294
American Express Co. (Consumer Finance)	992	73,488
American International Group, Inc. (Insurance)	1,264	82,551
American Tower Corp. (Equity Real Estate Investment Trusts)	560	59,181
American Water Works Co., Inc. (Water Utilities)	224	16,209
Ameriprise Financial, Inc. (Capital Markets)	208	23,076
AmerisourceBergen Corp. (Health Care Providers & Services)	224	17,515
AMETEK, Inc. (Electrical Equipment)	304	14,774
Amgen, Inc. (Biotechnology)	960	140,362
Amphenol Corp.—Class A (Electronic Equipment, Instruments & Components)	400	26,880
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	720	50,206
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	400	29,048
Anthem, Inc. (Health Care Providers & Services)	336	48,307
Aon PLC (Insurance)	336	37,474
Apache Corp. (Oil, Gas & Consumable Fuels)	496	31,481
Apartment Investment & Management Co.—Class A (Equity Real Estate Investment Trusts)	208	9,454
Apple, Inc. (Technology Hardware, Storage & Peripherals)	6,912	800,548
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	1,408	45,436
Archer-Daniels-Midland Co. (Food Products)	752	34,329
Arconic, Inc. (Aerospace & Defense)	576	10,679
Arthur J. Gallagher & Co. (Insurance)	224	11,639
Assurant, Inc. (Insurance)	80	7,429
AT&T, Inc. (Diversified Telecommunication Services)	7,968	338,879
Autodesk, Inc.* (Software)	256	18,947
Automatic Data Processing, Inc. (IT Services)	592	60,846
AutoNation, Inc.* (Specialty Retail)	80	3,892
AutoZone, Inc.* (Specialty Retail)	32	25,273
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	176	31,178
Avery Dennison Corp. (Containers & Packaging)	112	7,865
Baker Hughes, Inc. (Energy Equipment & Services)	544	35,344
Ball Corp. (Containers & Packaging)	224	16,816
Bank of America Corp. (Banks)	13,104	289,598
Bard (C.R.), Inc. (Health Care Equipment & Supplies)	96	21,567
Baxter International, Inc. (Health Care Equipment & Supplies)	640	28,378
BB&T Corp. (Banks)	1,056	49,653
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	272	45,030
Bed Bath & Beyond, Inc. (Specialty Retail)	192	7,803
Berkshire Hathaway, Inc.*—Class B (Diversified Financial Services)	2,464	401,583
Best Buy Co., Inc. (Specialty Retail)	352	15,020
Biogen, Inc.* (Biotechnology)	288	81,671
BlackRock, Inc.—Class A (Capital Markets)	160	60,886
BorgWarner, Inc. (Auto Components)	256	10,097
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	192	24,150
Boston Scientific Corp.* (Health Care Equipment & Supplies)	1,760	38,069
Bristol-Myers Squibb Co. (Pharmaceuticals)	2,160	126,230
Broadcom, Ltd. (Semiconductors & Semiconductor Equipment)	512	90,506
Brown-Forman Corp.—Class B (Beverages)	240	10,781
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	176	12,894
CA, Inc. (Software)	400	12,708
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	608	14,203
Campbell Soup Co. (Food Products)	256	15,480
Capital One Financial Corp. (Consumer Finance)	624	54,438
Cardinal Health, Inc. (Health Care Providers & Services)	416	29,940
CarMax, Inc.* (Specialty Retail)	240	15,454
Carnival Corp.—Class A (Hotels, Restaurants & Leisure)	544	28,321
Caterpillar, Inc. (Machinery)	752	69,740
CBRE Group, Inc.*—Class A (Real Estate Management & Development)	384	12,092
CBS Corp.—Class B (Media)	512	32,573
Celgene Corp.* (Biotechnology)	1,008	116,676

See accompanying notes to financial statements.

138 :: ProFund VP UltraBull :: Financial Statements

Common Stocks, continued

	Shares	Value
Centene Corp.* (Health Care Providers & Services)	224	$12,658
CenterPoint Energy, Inc. (Multi-Utilities)	560	13,798
CenturyLink, Inc. (Diversified Telecommunication Services)	704	16,741
Cerner Corp.* (Health Care Technology)	384	18,190
CF Industries Holdings, Inc. (Chemicals)	304	9,570
Charter Communications, Inc.*—Class A (Media)	288	82,921
Chesapeake Energy Corp.* (Oil, Gas & Consumable Fuels)	960	6,739
Chevron Corp. (Oil, Gas & Consumable Fuels)	2,448	288,130
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	32	12,074
Chubb, Ltd. (Insurance)	608	80,329
Church & Dwight Co., Inc. (Household Products)	336	14,848
Cigna Corp. (Health Care Providers & Services)	336	44,819
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	128	17,395
Cincinnati Financial Corp. (Insurance)	192	14,544
Cintas Corp. (Commercial Services & Supplies)	112	12,943
Cisco Systems, Inc. (Communications Equipment)	6,512	196,793
Citigroup, Inc. (Banks)	3,696	219,653
Citizens Financial Group, Inc. (Banks)	672	23,943
Citrix Systems, Inc.* (Software)	208	18,576
CME Group, Inc. (Capital Markets)	448	51,677
CMS Energy Corp. (Multi-Utilities)	368	15,316
Coach, Inc. (Textiles, Apparel & Luxury Goods)	368	12,887
Cognizant Technology Solutions Corp.* (IT Services)	784	43,928
Colgate-Palmolive Co. (Household Products)	1,152	75,387
Comcast Corp.—Class A (Media)	3,088	213,226
Comerica, Inc. (Banks)	224	15,257
ConAgra Foods, Inc. (Food Products)	544	21,515
Concho Resources, Inc.* (Oil, Gas & Consumable Fuels)	192	25,459
ConocoPhillips (Oil, Gas & Consumable Fuels)	1,600	80,224
Consolidated Edison, Inc. (Multi-Utilities)	400	29,472
Constellation Brands, Inc.—Class A (Beverages)	224	34,341
Corning, Inc. (Electronic Equipment, Instruments & Components)	1,232	29,901
Costco Wholesale Corp. (Food & Staples Retailing)	560	89,662
Coty, Inc. (Personal Products)	608	11,132
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	464	40,261
CSRA, Inc. (IT Services)	192	6,113
CSX Corp. (Road & Rail)	1,216	43,691
Cummins, Inc. (Machinery)	192	26,241
CVS Health Corp. (Food & Staples Retailing)	1,376	108,580
D.R. Horton, Inc. (Household Durables)	448	12,244
Danaher Corp. (Health Care Equipment & Supplies)	784	61,027
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	160	11,635
DaVita HealthCare Partners, Inc.* (Health Care Providers & Services)	208	13,354
Deere & Co. (Machinery)	368	37,919
Delphi Automotive PLC (Auto Components)	352	23,707
Delta Air Lines, Inc. (Airlines)	960	47,222
Dentsply Sirona, Inc. (Health Care Equipment & Supplies)	304	17,550
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	672	30,690
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	208	20,438
Discover Financial Services (Consumer Finance)	512	36,910
Discovery Communications, Inc.*—Class A (Media)	192	5,263
Discovery Communications, Inc.*—Class C (Media)	288	7,713
Dollar General Corp. (Multiline Retail)	336	24,888
Dollar Tree, Inc.* (Multiline Retail)	304	23,463
Dominion Resources, Inc. (Multi-Utilities)	816	62,498
Dover Corp. (Machinery)	208	15,585
Dr. Pepper Snapple Group, Inc. (Beverages)	240	21,761
DTE Energy Co. (Multi-Utilities)	240	23,642
Duke Energy Corp. (Electric Utilities)	896	69,548
E*TRADE Financial Corp.* (Capital Markets)	352	12,197
E.I. du Pont de Nemours & Co. (Chemicals)	1,120	82,208
Eastman Chemical Co. (Chemicals)	192	14,440
Eaton Corp. PLC (Electrical Equipment)	592	39,717
eBay, Inc.* (Internet Software & Services)	1,344	39,903
Ecolab, Inc. (Chemicals)	336	39,386
Edison International (Electric Utilities)	416	29,948
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	272	25,486
Electronic Arts, Inc.* (Software)	384	30,244
Eli Lilly & Co. (Pharmaceuticals)	1,264	92,967
Emerson Electric Co. (Electrical Equipment)	832	46,385
Endo International PLC* (Pharmaceuticals)	256	4,216
Entergy Corp. (Electric Utilities)	240	17,633
Envision Healthcare Corp.* (Health Care Providers & Services)	160	10,126
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	752	76,027
EQT Corp. (Oil, Gas & Consumable Fuels)	224	14,650
Equifax, Inc. (Professional Services)	160	18,918
Equinix, Inc. (Equity Real Estate Investment Trusts)	96	34,311
Equity Residential (Equity Real Estate Investment Trusts)	480	30,893
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	80	18,600
Eversource Energy (Electric Utilities)	416	22,976
Exelon Corp. (Electric Utilities)	1,200	42,588
Expedia, Inc. (Internet & Direct Marketing Retail)	160	18,125
Expeditors International of Washington, Inc. (Air Freight & Logistics)	240	12,710
Express Scripts Holding Co.* (Health Care Providers & Services)	800	55,032
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	160	12,358
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	5,376	485,238
F5 Networks, Inc.* (Communications Equipment)	80	11,578
Facebook, Inc.*—Class A (Internet Software & Services)	3,040	349,752
Fastenal Co. (Trading Companies & Distributors)	368	17,289
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	96	13,643
FedEx Corp. (Air Freight & Logistics)	320	59,584
Fidelity National Information Services, Inc. (IT Services)	432	32,676

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraBull :: 139

Common Stocks, continued

	Shares		Value
Fifth Third Bancorp (Banks)	976		$26,323
First Horizon National Corp. (Banks)	—	(a)	6
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	96		3,081
FirstEnergy Corp. (Electric Utilities)	560		17,343
Fiserv, Inc.* (IT Services)	288		30,609
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	176		6,369
Flowserve Corp. (Machinery)	176		8,457
Fluor Corp. (Construction & Engineering)	176		9,244
FMC Corp. (Chemicals)	176		9,955
FMC Technologies, Inc.* (Energy Equipment & Services)	288		10,233
Foot Locker, Inc. (Specialty Retail)	176		12,477
Ford Motor Co. (Automobiles)	5,056		61,329
Fortive Corp. (Machinery)	384		20,594
Fortune Brands Home & Security, Inc. (Building Products)	208		11,120
Franklin Resources, Inc. (Capital Markets)	448		17,732
Freeport-McMoRan, Inc.* (Metals & Mining)	1,632		21,526
Frontier Communications Corp. (Diversified Telecommunication Services)	1,520		5,138
Garmin, Ltd. (Household Durables)	144		6,983
General Dynamics Corp. (Aerospace & Defense)	368		63,539
General Electric Co. (Industrial Conglomerates)	11,472		362,515
General Growth Properties, Inc. (Equity Real Estate Investment Trusts)	752		18,785
General Mills, Inc. (Food Products)	768		47,439
General Motors Co. (Automobiles)	1,792		62,434
Genuine Parts Co. (Distributors)	192		18,344
Gilead Sciences, Inc. (Biotechnology)	1,712		122,596
Global Payments, Inc. (IT Services)	192		13,327
H & R Block, Inc. (Diversified Consumer Services)	288		6,621
Halliburton Co. (Energy Equipment & Services)	1,120		60,580
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	496		10,699
Harley-Davidson, Inc. (Automobiles)	224		13,068
Harman International Industries, Inc. (Household Durables)	96		10,671
Harris Corp. (Communications Equipment)	160		16,395
Hartford Financial Services Group, Inc. (Insurance)	496		23,634
Hasbro, Inc. (Leisure Products)	144		11,202
HCA Holdings, Inc.* (Health Care Providers & Services)	384		28,424
HCP, Inc. (Equity Real Estate Investment Trusts)	608		18,070
Helmerich & Payne, Inc. (Energy Equipment & Services)	144		11,146
Henry Schein, Inc.* (Health Care Providers & Services)	112		16,992
Hess Corp. (Oil, Gas & Consumable Fuels)	352		21,926
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	2,160		49,982
Hologic, Inc.* (Health Care Equipment & Supplies)	368		14,764
Honeywell International, Inc. (Industrial Conglomerates)	992		114,923
Hormel Foods Corp. (Food Products)	352		12,253
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	960		18,086
HP, Inc. (Technology Hardware, Storage & Peripherals)	2,224		33,004
Humana, Inc. (Health Care Providers & Services)	192		39,174
Huntington Bancshares, Inc. (Banks)	1,408		18,614
Illinois Tool Works, Inc. (Machinery)	416		50,943
Illumina, Inc.* (Life Sciences Tools & Services)	192		24,584
Ingersoll-Rand PLC (Machinery)	336		25,213
Intel Corp. (Semiconductors & Semiconductor Equipment)	6,144		222,844
Intercontinental Exchange, Inc. (Capital Markets)	768		43,331
International Business Machines Corp. (IT Services)	1,120		185,909
International Flavors & Fragrances, Inc. (Chemicals)	96		11,312
International Paper Co. (Containers & Packaging)	528		28,015
Intuit, Inc. (Software)	320		36,675
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	48		30,440
Invesco, Ltd. (Capital Markets)	528		16,020
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	320		10,394
J.B. Hunt Transport Services, Inc. (Road & Rail)	112		10,872
Jacobs Engineering Group, Inc.* (Construction & Engineering)	160		9,120
Johnson & Johnson (Pharmaceuticals)	3,536		407,384
Johnson Controls International PLC (Building Products)	1,216		50,087
JPMorgan Chase & Co. (Banks)	4,640		400,386
Juniper Networks, Inc. (Communications Equipment)	496		14,017
Kansas City Southern Industries, Inc. (Road & Rail)	144		12,218
Kellogg Co. (Food Products)	320		23,587
KeyCorp (Banks)	1,408		25,724
Kimberly-Clark Corp. (Household Products)	464		52,952
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	544		13,687
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	2,496		51,692
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	208		16,365
Kohl’s Corp. (Multiline Retail)	224		11,061
L Brands, Inc. (Specialty Retail)	304		20,015
L-3 Communications Holdings, Inc. (Aerospace & Defense)	96		14,603
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	128		16,433
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	208		21,992
Leggett & Platt, Inc. (Household Durables)	176		8,603
Lennar Corp.—Class A (Household Durables)	256		10,990
Leucadia National Corp. (Diversified Financial Services)	416		9,672
Level 3 Communications, Inc.* (Diversified Telecommunication Services)	384		21,642
Lincoln National Corp. (Insurance)	304		20,146
Linear Technology Corp. (Semiconductors & Semiconductor Equipment)	304		18,954
LKQ Corp.* (Distributors)	400		12,260
Lockheed Martin Corp. (Aerospace & Defense)	320		79,981
Loews Corp. (Insurance)	352		16,484
Lowe’s Cos., Inc. (Specialty Retail)	1,136		80,792
LyondellBasell Industries N.V.—Class A (Chemicals)	432		37,057
M&T Bank Corp. (Banks)	208		32,537
Macy’s, Inc. (Multiline Retail)	400		14,324
Mallinckrodt PLC* (Pharmaceuticals)	144		7,174

See accompanying notes to financial statements.

140 :: ProFund VP UltraBull :: Financial Statements

Common Stocks, continued

	Shares	Value
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	1,104	$19,110
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	688	34,641
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	416	34,416
Marsh & McLennan Cos., Inc. (Insurance)	672	45,420
Martin Marietta Materials, Inc. (Construction Materials)	80	17,722
Masco Corp. (Building Products)	432	13,660
MasterCard, Inc.—Class A (IT Services)	1,232	127,204
Mattel, Inc. (Leisure Products)	448	12,342
McCormick & Co., Inc. (Food Products)	144	13,440
McDonald’s Corp. (Hotels, Restaurants & Leisure)	1,072	130,484
McKesson Corp. (Health Care Providers & Services)	288	40,450
Mead Johnson Nutrition Co.—Class A (Food Products)	240	16,982
Medtronic PLC (Health Care Equipment & Supplies)	1,776	126,503
Merck & Co., Inc. (Pharmaceuticals)	3,584	210,990
MetLife, Inc. (Insurance)	1,424	76,739
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	32	13,394
Michael Kors Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	208	8,940
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	288	18,475
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	1,344	29,460
Microsoft Corp. (Software)	10,080	626,372
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	144	14,100
Mohawk Industries, Inc.* (Household Durables)	80	15,974
Molson Coors Brewing Co.—Class B (Beverages)	240	23,354
Mondelez International, Inc.—Class A (Food Products)	2,000	88,660
Monsanto Co. (Chemicals)	576	60,601
Monster Beverage Corp.* (Beverages)	528	23,412
Moody’s Corp. (Capital Markets)	208	19,608
Morgan Stanley (Capital Markets)	1,872	79,092
Motorola Solutions, Inc. (Communications Equipment)	208	17,241
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	208	6,475
Mylan N.V.* (Pharmaceuticals)	592	22,585
National Oilwell Varco, Inc. (Energy Equipment & Services)	496	18,570
Navient Corp. (Consumer Finance)	400	6,572
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	352	12,415
Netflix, Inc.* (Internet & Direct Marketing Retail)	560	69,328
Newell Rubbermaid, Inc. (Household Durables)	624	27,862
Newfield Exploration Co.* (Oil, Gas & Consumable Fuels)	256	10,368
Newmont Mining Corp. (Metals & Mining)	688	23,440
News Corp.—Class A (Media)	496	5,684
News Corp.—Class B (Media)	160	1,888
NextEra Energy, Inc. (Electric Utilities)	608	72,632
Nielsen Holdings PLC (Professional Services)	432	18,122
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	1,728	87,834
NiSource, Inc. (Multi-Utilities)	416	9,210
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	560	21,314
Nordstrom, Inc. (Multiline Retail)	144	6,902
Norfolk Southern Corp. (Road & Rail)	384	41,499
Northern Trust Corp. (Capital Markets)	272	24,222
Northrop Grumman Corp. (Aerospace & Defense)	224	52,098
NRG Energy, Inc. (Independent Power & Renewable Electricity Producers)	416	5,100
Nucor Corp. (Metals & Mining)	416	24,761
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	704	75,145
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	992	70,660
Omnicom Group, Inc. (Media)	304	25,873
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	272	15,616
Oracle Corp. (Software)	3,888	149,494
O’Reilly Automotive, Inc.* (Specialty Retail)	128	35,636
PACCAR, Inc. (Machinery)	448	28,627
Parker-Hannifin Corp. (Machinery)	176	24,640
Patterson Cos., Inc. (Health Care Providers & Services)	112	4,595
Paychex, Inc. (IT Services)	416	25,326
PayPal Holdings, Inc.* (IT Services)	1,456	57,468
Pentair PLC (Machinery)	224	12,560
People’s United Financial, Inc. (Banks)	400	7,744
PepsiCo, Inc. (Beverages)	1,856	194,193
PerkinElmer, Inc. (Life Sciences Tools & Services)	144	7,510
Perrigo Co. PLC (Pharmaceuticals)	192	15,980
Pfizer, Inc. (Pharmaceuticals)	7,872	255,683
PG&E Corp. (Electric Utilities)	656	39,865
Philip Morris International, Inc. (Tobacco)	2,016	184,444
Phillips 66 (Oil, Gas & Consumable Fuels)	576	49,772
Pinnacle West Capital Corp. (Electric Utilities)	144	11,236
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	224	40,336
Pitney Bowes, Inc. (Commercial Services & Supplies)	240	3,646
PNC Financial Services Group, Inc. (Banks)	624	72,983
PPG Industries, Inc. (Chemicals)	336	31,839
PPL Corp. (Electric Utilities)	880	29,964
Praxair, Inc. (Chemicals)	368	43,126
Principal Financial Group, Inc. (Insurance)	352	20,367
Prologis, Inc. (Equity Real Estate Investment Trusts)	688	36,320
Prudential Financial, Inc. (Insurance)	560	58,274
Public Service Enterprise Group, Inc. (Multi-Utilities)	656	28,785
Public Storage (Equity Real Estate Investment Trusts)	192	42,912
PulteGroup, Inc. (Household Durables)	384	7,058
PVH Corp. (Textiles, Apparel & Luxury Goods)	96	8,663
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	160	8,437
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	1,920	125,185
Quanta Services, Inc.* (Construction & Engineering)	192	6,691
Quest Diagnostics, Inc. (Health Care Providers & Services)	176	16,174
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	80	7,226
Range Resources Corp. (Oil, Gas & Consumable Fuels)	240	8,246

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraBull :: 141

Common Stocks, continued

	Shares	Value
Raytheon Co. (Aerospace & Defense)	384	$54,528
Realty Income Corp. (Equity Real Estate Investment Trusts)	336	19,313
Red Hat, Inc.* (Software)	240	16,728
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	96	35,241
Regions Financial Corp. (Banks)	1,600	22,976
Republic Services, Inc.—Class A (Commercial Services & Supplies)	304	17,343
Reynolds American, Inc. (Tobacco)	1,072	60,075
Robert Half International, Inc. (Professional Services)	160	7,805
Rockwell Automation, Inc. (Electrical Equipment)	160	21,504
Rockwell Collins, Inc. (Aerospace & Defense)	176	16,326
Roper Technologies, Inc. (Industrial Conglomerates)	128	23,434
Ross Stores, Inc. (Specialty Retail)	512	33,587
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	224	18,377
Ryder System, Inc. (Road & Rail)	64	4,764
S&P Global, Inc. (Capital Markets)	336	36,133
Salesforce.com, Inc.* (Software)	832	56,959
SCANA Corp. (Multi-Utilities)	192	14,070
Schlumberger, Ltd. (Energy Equipment & Services)	1,808	151,781
Scripps Networks Interactive, Inc.—Class A (Media)	128	9,135
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	384	14,657
Sealed Air Corp. (Containers & Packaging)	256	11,607
Sempra Energy (Multi-Utilities)	320	32,206
Signet Jewelers, Ltd. (Specialty Retail)	96	9,049
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	400	71,069
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	240	17,918
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	128	13,766
Snap-on, Inc. (Machinery)	80	13,702
Southwest Airlines Co. (Airlines)	800	39,872
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	640	6,925
Spectra Energy Corp. (Oil, Gas & Consumable Fuels)	912	37,474
St. Jude Medical, Inc. (Health Care Equipment & Supplies)	368	29,510
Stanley Black & Decker, Inc. (Machinery)	192	22,020
Staples, Inc. (Specialty Retail)	848	7,674
Starbucks Corp. (Hotels, Restaurants & Leisure)	1,888	104,822
State Street Corp. (Capital Markets)	464	36,062
Stericycle, Inc.* (Commercial Services & Supplies)	112	8,628
Stryker Corp. (Health Care Equipment & Supplies)	400	47,924
SunTrust Banks, Inc. (Banks)	640	35,104
Symantec Corp. (Software)	816	19,494
Synchrony Financial (Consumer Finance)	1,024	37,140
Sysco Corp. (Food & Staples Retailing)	656	36,323
T. Rowe Price Group, Inc. (Capital Markets)	320	24,083
Target Corp. (Multiline Retail)	736	53,161
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	464	32,146
TEGNA, Inc. (Media)	272	5,818
Teradata Corp.* (IT Services)	176	4,782
Tesoro Corp. (Oil, Gas & Consumable Fuels)	144	12,593
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	1,296	94,569
Textron, Inc. (Aerospace & Defense)	352	17,093
The AES Corp. (Independent Power & Renewable Electricity Producers)	848	9,854
The Allstate Corp. (Insurance)	480	35,578
The Bank of New York Mellon Corp. (Capital Markets)	1,376	65,195
The Boeing Co. (Aerospace & Defense)	752	117,070
The Charles Schwab Corp. (Capital Markets)	1,568	61,889
The Clorox Co. (Household Products)	160	19,203
The Coca-Cola Co. (Beverages)	5,040	208,959
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	64	11,196
The Dow Chemical Co. (Chemicals)	1,456	83,311
The Dun & Bradstreet Corp. (Professional Services)	48	5,823
The Estee Lauder Cos., Inc.—Class A (Personal Products)	288	22,030
The Gap, Inc. (Specialty Retail)	288	6,463
The Goldman Sachs Group, Inc. (Capital Markets)	480	114,935
The Goodyear Tire & Rubber Co. (Auto Components)	336	10,372
The Hershey Co. (Food Products)	176	18,204
The Home Depot, Inc. (Specialty Retail)	1,584	212,382
The Interpublic Group of Cos., Inc. (Media)	512	11,986
The JM Smucker Co.—Class A (Food Products)	144	18,441
The Kraft Heinz Co. (Food Products)	768	67,062
The Kroger Co. (Food & Staples Retailing)	1,232	42,516
The Macerich Co. (Equity Real Estate Investment Trusts)	160	11,334
The Mosaic Co. (Chemicals)	448	13,140
The NASDAQ OMX Group, Inc. (Capital Markets)	144	9,665
The Priceline Group, Inc.* (Internet & Direct Marketing Retail)	64	93,828
The Procter & Gamble Co. (Household Products)	3,472	291,925
The Progressive Corp. (Insurance)	752	26,696
The Sherwin-Williams Co. (Chemicals)	112	30,099
The Southern Co. (Electric Utilities)	1,264	62,176
The TJX Cos., Inc. (Specialty Retail)	848	63,710
The Travelers Cos., Inc. (Insurance)	368	45,051
The Walt Disney Co. (Media)	1,904	198,435
The Western Union Co. (IT Services)	624	13,553
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	880	27,403
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	512	72,242
Tiffany & Co. (Specialty Retail)	144	11,150
Time Warner, Inc. (Media)	1,008	97,302
Torchmark Corp. (Insurance)	144	10,621
Total System Services, Inc. (IT Services)	208	10,198
Tractor Supply Co. (Specialty Retail)	176	13,343
TransDigm Group, Inc. (Aerospace & Defense)	64	15,933
Transocean, Ltd.* (Energy Equipment & Services)	512	7,547
TripAdvisor, Inc.* (Internet & Direct Marketing Retail)	144	6,677
Twenty-First Century Fox, Inc.—Class A (Media)	1,376	38,583
Twenty-First Century Fox, Inc.—Class B (Media)	624	17,004
Tyson Foods, Inc.—Class A (Food Products)	384	23,685
U.S. Bancorp (Banks)	2,080	106,850

See accompanying notes to financial statements.

142 :: ProFund VP UltraBull :: Financial Statements

Common Stocks, continued

	Shares	Value
UDR, Inc. (Equity Real Estate Investment Trusts)	352	$12,841
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	80	20,395
Under Armour, Inc.*—Class A (Textiles, Apparel & Luxury Goods)	240	6,972
Under Armour, Inc.*—Class C (Textiles, Apparel & Luxury Goods)	240	6,041
Union Pacific Corp. (Road & Rail)	1,072	111,145
United Continental Holdings, Inc.* (Airlines)	368	26,820
United Parcel Service, Inc.—Class B (Air Freight & Logistics)	896	102,718
United Rentals, Inc.* (Trading Companies & Distributors)	112	11,825
United Technologies Corp. (Aerospace & Defense)	992	108,743
UnitedHealth Group, Inc. (Health Care Providers & Services)	1,232	197,168
Universal Health Services, Inc.—Class B (Health Care Providers & Services)	112	11,915
Unum Group (Insurance)	304	13,355
Urban Outfitters, Inc.* (Specialty Retail)	112	3,190
V.F. Corp. (Textiles, Apparel & Luxury Goods)	432	23,047
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	592	40,445
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	128	11,492
Ventas, Inc. (Equity Real Estate Investment Trusts)	464	29,009
VeriSign, Inc.* (Internet Software & Services)	112	8,520
Verisk Analytics, Inc.*—Class A (Professional Services)	208	16,883
Verizon Communications, Inc. (Diversified Telecommunication Services)	5,296	282,700
Vertex Pharmaceuticals, Inc.* (Biotechnology)	320	23,574
Viacom, Inc.—Class B (Media)	448	15,725
Visa, Inc.—Class A (IT Services)	2,416	188,496
Vornado Realty Trust (Equity Real Estate Investment Trusts)	224	23,379
Vulcan Materials Co. (Construction Materials)	176	22,027
W.W. Grainger, Inc. (Trading Companies & Distributors)	64	14,864
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	1,104	91,367
Wal-Mart Stores, Inc. (Food & Staples Retailing)	1,952	134,922
Waste Management, Inc. (Commercial Services & Supplies)	528	37,440
Waters Corp.* (Life Sciences Tools & Services)	112	15,052
WEC Energy Group, Inc. (Multi-Utilities)	416	24,398
Wells Fargo & Co. (Banks)	5,856	322,724
Welltower, Inc. (Equity Real Estate Investment Trusts)	464	31,056
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	368	25,006
WestRock Co. (Containers & Packaging)	320	16,246
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	976	29,368
Whirlpool Corp. (Household Durables)	96	17,450
Whole Foods Market, Inc. (Food & Staples Retailing)	416	12,796
Willis Towers Watson PLC (Insurance)	160	19,565
Wyndham Worldwide Corp. (Hotels, Restaurants & Leisure)	144	10,997
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	96	8,305
Xcel Energy, Inc. (Electric Utilities)	656	26,699
Xerox Corp. (Technology Hardware, Storage & Peripherals)	1,104	9,638
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	320	19,318
XL Group, Ltd. (Insurance)	352	13,116
Xylem, Inc. (Machinery)	240	11,885
Yahoo!, Inc.* (Internet Software & Services)	1,136	43,929
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	448	28,372
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	256	26,419
Zions Bancorp (Banks)	272	11,707
Zoetis, Inc. (Pharmaceuticals)	640	34,259
TOTAL COMMON STOCKS (Cost $20,316,256)		24,986,546

Repurchase Agreements(b)(c) (14.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.23%—0.44%, dated 12/30/16, due 1/3/17, total to be received $7,550,227	$7,550,000	$7,550,000
TOTAL REPURCHASE AGREEMENTS (Cost $7,550,000)		7,550,000
TOTAL INVESTMENT SECURITIES (Cost $27,866,256)—60.5%		32,536,546
Net other assets (liabilities)—39.5%		21,215,207
NET ASSETS—100.0%		$53,751,753

*                           Non-income producing security

(a)                   Number of shares is less than 0.50.

(b)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)                    A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2016, the aggregate amount held in a segregated account was $2,833,000.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	33	3/20/17	$3,690,638	$(29,765)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraBull :: 143

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
S&P 500	Goldman Sachs International	1/27/17	1.27%	$37,228,317	$(99,494)
SDPR S&P 500 ETF	Goldman Sachs International	1/27/17	1.02%	5,717,427	(70,570)
				42,945,744	(170,064)

S&P 500	UBS AG	1/27/17	1.07%	10,708,405	(109,188)
SDPR S&P 500 ETF	UBS AG	1/27/17	0.82%	25,071,962	(64,205)
				35,780,367	(173,393)
				$78,726,111	$(343,457)

^                  Reflects the floating financing rate, as of December 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

ProFund VP UltraBull invested in the following industries as of December 31, 2016:

	Value	% of Net Assets
Aerospace & Defense	$550,593	1.0%
Air Freight & Logistics	187,906	0.3%
Airlines	159,487	0.3%
Auto Components	44,176	0.1%
Automobiles	136,831	0.3%
Banks	1,681,782	3.1%
Beverages	516,801	0.9%
Biotechnology	687,610	1.3%
Building Products	83,059	0.2%
Capital Markets	705,102	1.3%
Chemicals	519,860	1.0%
Commercial Services & Supplies	80,000	0.1%
Communications Equipment	256,024	0.5%
Construction & Engineering	25,055	NM
Construction Materials	39,749	0.1%
Consumer Finance	208,548	0.4%
Containers & Packaging	80,549	0.1%
Distributors	30,604	0.1%
Diversified Consumer Services	6,621	NM
Diversified Financial Services	411,255	0.8%
Diversified Telecommunication Services	665,100	1.2%
Electric Utilities	493,814	1.0%
Electrical Equipment	137,155	0.3%
Electronic Equipment, Instruments & Components	95,296	0.2%
Energy Equipment & Services	295,201	0.5%
Equity Real Estate Investment Trusts	707,956	1.3%
Food & Staples Retailing	516,166	1.0%
Food Products	401,077	0.7%
Health Care Equipment & Supplies	608,488	1.1%
Health Care Providers & Services	658,631	1.2%
Health Care Technology	18,190	NM
Hotels, Restaurants & Leisure	387,803	0.7%
Household Durables	117,835	0.2%
Household Products	454,315	0.8%
Independent Power & Renewable Electricity Producers	14,954	NM
Industrial Conglomerates	640,871	1.3%
Insurance	695,761	1.3%
Internet & Direct Marketing Retail	571,891	1.1%
Internet Software & Services	1,057,720	2.0%
IT Services	912,419	1.7%
Leisure Products	23,544	NM
Life Sciences Tools & Services	151,735	0.3%
Machinery	368,126	0.7%
Media	769,129	1.5%
Metals & Mining	69,727	0.1%
Multiline Retail	133,799	0.2%
Multi-Utilities	270,182	0.5%
Oil, Gas & Consumable Fuels	1,595,438	3.0%
Personal Products	33,162	0.1%
Pharmaceuticals	1,278,273	2.4%
Professional Services	67,551	0.1%
Real Estate Management & Development	12,092	NM
Road & Rail	224,189	0.4%
Semiconductors & Semiconductor Equipment	836,733	1.6%
Software	1,083,862	2.0%
Specialty Retail	613,541	1.1%
Technology Hardware, Storage & Peripherals	945,250	1.8%
Textiles, Apparel & Luxury Goods	172,309	0.3%
Tobacco	415,462	0.8%
Trading Companies & Distributors	43,978	0.1%
Water Utilities	16,209	NM
Other**	28,765,207	53.5%
Total	$53,751,753	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                   Not meaningful, amount is less than 0.05%.

See accompanying notes to financial statements.

144 :: ProFund VP UltraBull :: Financial Statements

Statement of Assets and Liabilities
December 31, 2016

ASSETS:
Total Investment Securities, at cost	$27,866,256
Securities, at value	24,986,546
Repurchase agreements, at value	7,550,000
Total Investment Securities, at value	32,536,546
Cash	117
Segregated cash balances with brokers	172,425
Dividends and interest receivable	21,945
Receivable for capital shares issued	37,240,059
Prepaid expenses	934
TOTAL ASSETS	69,972,026

LIABILITIES:
Payable for investments purchased	15,618,448
Payable for capital shares redeemed	166,815
Unrealized loss on swap agreements	343,457
Variation margin on futures contracts	13,778
Advisory fees payable	43,680
Management services fees payable	5,824
Administration fees payable	901
Administrative services fees payable	5,153
Distribution fees payable	7,718
Trustee fees payable	9
Transfer agency fees payable	2,343
Fund accounting fees payable	1,023
Compliance services fees payable	139
Other accrued expenses	10,985
TOTAL LIABILITIES	16,220,273
NET ASSETS	$53,751,753

NET ASSETS CONSIST OF:
Capital	$46,462,579
Accumulated net investment income (loss)	1,216
Accumulated net realized gains (losses) on investments	2,990,890
Net unrealized appreciation (depreciation) on investments	4,297,068
NET ASSETS	$53,751,753
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	3,987,889
Net Asset Value (offering and redemption price per share)	$13.48

Statement of Operations
For the Year Ended December 31, 2016

INVESTMENT INCOME:
Dividends	$296,686
Interest	22,755
TOTAL INVESTMENT INCOME	319,441

EXPENSES:
Advisory fees	162,188
Management services fees	21,625
Administration fees	7,656
Transfer agency fees	11,060
Administrative services fees	33,348
Distribution fees	54,063
Custody fees	3,032
Fund accounting fees	12,094
Trustee fees	473
Compliance services fees	228
Other fees	21,197
Recoupment of prior expenses reduced by the Advisor	36,338
TOTAL NET EXPENSES	363,302
NET INVESTMENT INCOME (LOSS)	(43,861)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,339,424
Net realized gains (losses) on futures contracts	12,357
Net realized gains (losses) on swap agreements	3,691,658
Change in net unrealized appreciation/depreciation on investments	125,988
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	5,169,427
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$5,125,566

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraBull :: 145

Statements of Changes in Net Assets

	Year Ended December 31, 2016	Year Ended December 31, 2015
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(43,861)	$(102,099)
Net realized gains (losses) on investments	5,043,439	4,567,050
Change in net unrealized appreciation/depreciation on investments	125,988	(926,556)
Change in net assets resulting from operations	5,125,566	3,538,395

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	(2,636,927)	(6,183,820)
Change in net assets resulting from distributions	(2,636,927)	(6,183,820)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	979,407,433	1,179,528,463
Distributions reinvested	2,206,464	6,123,710
Value of shares redeemed	(959,031,073)	(1,221,643,951)
Change in net assets resulting from capital transactions	22,582,824	(35,991,778)
Change in net assets	25,071,463	(38,637,203)

NET ASSETS:
Beginning of period	28,680,290	67,317,493
End of period	$53,751,753	$28,680,290
Accumulated net investment income (loss)	$1,216	$1,673

SHARE TRANSACTIONS:
Issued	72,022,881	79,471,220
Reinvested	171,176	408,792
Redeemed	(70,260,618)	(81,905,784)
Change in shares	1,933,439	(2,025,772)

See accompanying notes to financial statements.

146 :: ProFund VP UltraBull :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015		Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012
Net Asset Value, Beginning of Period	$13.96	$16.50		$19.63	$13.42	$10.41

Investment Activities:
Net investment income (loss)(a)	(0.03)	(0.05)		(0.06)	(0.08)	(0.06)
Net realized and unrealized gains (losses) on investments	2.49	(0.27	)(b)	3.73	8.47	3.07
Total income (loss) from investment activities	2.46	(0.32)		3.67	8.39	3.01

Distributions to Shareholders From:
Net realized gains on investments	(2.94)	(2.22)		(6.80)	(2.18)	—

Net Asset Value, End of Period	$13.48	$13.96		$16.50	$19.63	$13.42

Total Return	18.60%	(2.88)%		23.24%	68.05%	28.91%

Ratios to Average Net Assets:
Gross expenses	1.68%	1.68%		1.78%	1.79%	1.84%
Net expenses	1.68%	1.68%		1.68%	1.68%	1.68%
Net investment income (loss)	(0.20)%	(0.35)%		(0.38)%	(0.50)%	(0.45)%

Supplemental Data:
Net assets, end of period (000’s)	$53,752	$28,680		$67,317	$35,757	$19,250
Portfolio turnover rate(c)	2,888%	2,578%		2,750%	1,884%	1,571%

(a)                   Per share net investment income (loss) has been calculated using the average daily shares method.

(b)                   The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)                    Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Management Discussion of Fund Performance :: ProFund VP UltraMid-Cap :: 147

ProFund VP UltraMid-Cap seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the S&P MidCap 400® (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended December 31, 2016, the Fund had a total return of 37.91%. For the same period, the Index had a total return of 20.74%(1) and a volatility of 15.73%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index is a measure of mid-size company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 400 U.S. operating companies and real estate investment trusts. Securities are selected for inclusion in the Index through a process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. Reconstitution occurs both on a quarterly and ongoing basis.

During the year ended December 31, 2016, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP UltraMid-Cap from December 31, 2006 to December 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/16

Fund	One Year	Five Year	Ten Year
ProFund VP UltraMid-Cap	37.91%	26.71%	9.21%
S&P MidCap 400	20.74%	15.33%	9.16%

Expense Ratios**

Fund	Gross	Net
ProFund VP UltraMid-Cap	1.68%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 2, 2016. Contractual fee waivers are in effect through April 30, 2017. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	66%
Futures Contracts	1%
Swap Agreements	133%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
NVR, Inc.	0.5%
IDEXX Laboratories, Inc.	0.4%
The WhiteWave Foods Co.	0.4%
Duke Realty Corp.	0.4%
Ingredion, Inc.	0.4%

S&P MidCap 400 — Composition

% of Index
Information Technology	19%
Financials	17%
Industrials	15%
Consumer Discretionary	11%
Real Estate	10%
Health Care	8%
Materials	7%
Utilities	5%
Consumer Staples	4%
Energy	4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)                                 The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)                                 1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

148 :: ProFund VP UltraMid-Cap :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2016

Common Stocks (65.9%)

	Shares	Value
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	1,648	$21,902
A.O. Smith Corp. (Building Products)	2,266	107,295
Aaron’s, Inc. (Specialty Retail)	927	29,655
ABIOMED, Inc.* (Health Care Equipment & Supplies)	618	69,636
ACI Worldwide, Inc.* (Software)	1,751	31,781
Acxiom Corp.* (IT Services)	1,133	30,364
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	11,536	130,817
AECOM Technology Corp.* (Construction & Engineering)	2,369	86,137
AGCO Corp. (Machinery)	1,030	59,596
Akorn, Inc.* (Pharmaceuticals)	1,339	29,230
Alexander & Baldwin, Inc. (Real Estate Management & Development)	721	32,351
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	1,236	137,357
Align Technology, Inc.* (Health Care Equipment & Supplies)	1,133	108,915
Alleghany Corp.* (Insurance)	206	125,273
Allegheny Technologies, Inc. (Metals & Mining)	1,648	26,253
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	2,781	28,394
AMC Networks, Inc.*—Class A (Media)	927	48,519
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	1,957	97,400
American Eagle Outfitters, Inc. (Specialty Retail)	2,575	39,063
American Financial Group, Inc. (Insurance)	1,133	99,840
ANSYS, Inc.* (Software)	1,339	123,844
AptarGroup, Inc. (Containers & Packaging)	927	68,088
Aqua America, Inc. (Water Utilities)	2,678	80,447
ARRIS International PLC* (Communications Equipment)	2,884	86,895
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	1,339	95,471
Ashland Global Holdings, Inc. (Chemicals)	927	101,312
Aspen Insurance Holdings, Ltd. (Insurance)	927	50,985
Associated Banc-Corp. (Banks)	2,266	55,970
Atmos Energy Corp. (Gas Utilities)	1,545	114,561
Avis Budget Group, Inc.* (Road & Rail)	1,339	49,115
Avnet, Inc. (Electronic Equipment, Instruments & Components)	1,957	93,173
Avon Products, Inc.* (Personal Products)	6,592	33,224
BancorpSouth, Inc. (Banks)	1,339	41,576
Bank of Hawaii Corp. (Banks)	618	54,810
Bank of the Ozarks, Inc. (Banks)	1,339	70,418
BE Aerospace, Inc. (Aerospace & Defense)	1,545	92,993
Belden, Inc. (Electronic Equipment, Instruments & Components)	618	46,208
Bemis Co., Inc. (Containers & Packaging)	1,442	68,956
Big Lots, Inc. (Multiline Retail)	721	36,201
Bio-Rad Laboratories, Inc.*—Class A (Life Sciences Tools & Services)	309	56,325
Bio-Techne Corp. (Life Sciences Tools & Services)	515	52,957
Black Hills Corp. (Multi-Utilities)	824	50,544
Brinker International, Inc. (Hotels, Restaurants & Leisure)	721	35,711
Broadridge Financial Solutions, Inc. (IT Services)	1,854	122,920
Brocade Communications Systems, Inc. (Communications Equipment)	6,077	75,902
Brown & Brown, Inc. (Insurance)	1,751	78,550
Brunswick Corp. (Leisure Products)	1,339	73,029
Buffalo Wild Wings, Inc.* (Hotels, Restaurants & Leisure)	309	47,710
Cabela’s, Inc.*—Class A (Specialty Retail)	824	48,245
Cable One, Inc. (Media)	103	64,039
Cabot Corp. (Chemicals)	927	46,851
Cadence Design Systems, Inc.* (Software)	4,326	109,102
CalAtlantic Group, Inc. (Household Durables)	1,133	38,533
Camden Property Trust (Equity Real Estate Investment Trusts)	1,339	112,570
Care Capital Properties, Inc. (Equity Real Estate Investment Trusts)	1,236	30,900
Carlisle Cos., Inc. (Industrial Conglomerates)	1,030	113,599
Carpenter Technology Corp. (Metals & Mining)	721	26,079
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	721	62,288
Casey’s General Stores, Inc. (Food & Staples Retailing)	618	73,468
Catalent, Inc.* (Pharmaceuticals)	1,854	49,985
Cathay General Bancorp, Inc. (Banks)	1,133	43,088
CBOE Holdings, Inc. (Capital Markets)	1,236	91,328
CDK Global, Inc. (Software)	2,266	135,257
CEB, Inc. (Professional Services)	515	31,209
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	721	54,933
Chemical Financial Corp. (Banks)	1,030	55,795
Chico’s FAS, Inc. (Specialty Retail)	1,957	28,161
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	206	30,993
Ciena Corp.* (Communications Equipment)	2,163	52,799
Cinemark Holdings, Inc. (Media)	1,648	63,217
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	927	52,413
CLARCOR, Inc. (Machinery)	721	59,461
Clean Harbors, Inc.* (Commercial Services & Supplies)	824	45,856
CNO Financial Group, Inc. (Insurance)	2,678	51,284
Cognex Corp. (Electronic Equipment, Instruments & Components)	1,339	85,187
Commerce Bancshares, Inc. (Banks)	1,339	77,408
Commercial Metals Co. (Metals & Mining)	1,751	38,137
Communications Sales & Leasing, Inc. (Equity Real Estate Investment Trusts)	2,163	54,962
CommVault Systems, Inc.* (Software)	618	31,765
Compass Minerals International, Inc. (Metals & Mining)	515	40,350
Computer Sciences Corp. (IT Services)	2,163	128,525
comScore, Inc.* (Internet Software & Services)	721	22,769
CONSOL Energy, Inc. (Oil, Gas & Consumable Fuels)	2,678	48,820
Convergys Corp. (IT Services)	1,442	35,416
Copart, Inc.* (Commercial Services & Supplies)	1,545	85,608
Corecivic, Inc. (Equity Real Estate Investment Trusts)	1,751	42,829
CoreLogic, Inc.* (IT Services)	1,339	49,315
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	1,442	45,019
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	5,150	43,827

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraMid-Cap :: 149

Common Stocks, continued

	Shares	Value
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	412	$68,796
Crane Co. (Machinery)	721	51,999
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	1,545	40,773
CST Brands, Inc. (Specialty Retail)	1,133	54,554
Cullen/Frost Bankers, Inc. (Banks)	824	72,702
Curtiss-Wright Corp. (Aerospace & Defense)	721	70,918
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	4,841	55,381
Dana Holding Corp. (Auto Components)	2,163	41,054
DCT Industrial Trust, Inc. (Equity Real Estate Investment Trusts)	1,339	64,111
Dean Foods Co. (Food Products)	1,339	29,163
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	515	28,526
Deluxe Corp. (Commercial Services & Supplies)	721	51,631
Denbury Resources, Inc.* (Oil, Gas & Consumable Fuels)	6,077	22,363
DeVry Education Group, Inc. (Diversified Consumer Services)	824	25,709
Diamond Offshore Drilling, Inc.* (Energy Equipment & Services)	927	16,408
Dick’s Sporting Goods, Inc. (Specialty Retail)	1,339	71,100
Diebold, Inc. (Technology Hardware, Storage & Peripherals)	1,133	28,495
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	721	114,811
Domtar Corp. (Paper & Forest Products)	927	36,181
Donaldson Co., Inc. (Machinery)	1,957	82,351
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	2,163	79,079
Dril-Quip, Inc.* (Energy Equipment & Services)	618	37,111
DST Systems, Inc. (IT Services)	515	55,182
Duke Realty Corp. (Equity Real Estate Investment Trusts)	5,356	142,256
Dunkin’ Brands Group, Inc. (Hotels, Restaurants & Leisure)	1,442	75,617
Dycom Industries, Inc.* (Construction & Engineering)	515	41,349
Eagle Materials, Inc. (Construction Materials)	721	71,040
East West Bancorp, Inc. (Banks)	2,163	109,945
Eaton Vance Corp. (Capital Markets)	1,751	73,332
Edgewell Personal Care Co.* (Personal Products)	927	67,661
Education Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,133	47,926
EMCOR Group, Inc. (Construction & Engineering)	927	65,595
Endurance Specialty Holdings, Ltd. (Insurance)	927	85,655
Energen Corp.* (Oil, Gas & Consumable Fuels)	1,442	83,160
Energizer Holdings, Inc. (Household Products)	927	41,353
EnerSys (Electrical Equipment)	618	48,266
Ensco PLCADR—Class A (Energy Equipment & Services)	4,635	45,052
EPR Properties (Equity Real Estate Investment Trusts)	927	66,531
Equity One, Inc. (Equity Real Estate Investment Trusts)	1,442	44,255
Esterline Technologies Corp.* (Aerospace & Defense)	412	36,750
Everest Re Group, Ltd. (Insurance)	618	133,736
F.N.B. Corp. (Banks)	3,193	51,184
FactSet Research Systems, Inc. (Capital Markets)	618	101,000
Fair Isaac Corp. (Software)	515	61,398
Federated Investors, Inc.—Class B (Capital Markets)	1,442	40,780
First American Financial Corp. (Insurance)	1,648	60,366
First Horizon National Corp. (Banks)	3,502	70,075
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,751	49,116
Flowers Foods, Inc. (Food Products)	2,781	55,537
Fortinet, Inc.* (Software)	2,266	68,252
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	618	15,981
FTI Consulting, Inc.* (Professional Services)	618	27,859
Fulton Financial Corp. (Banks)	2,678	50,346
GameStop Corp.—Class A (Specialty Retail)	1,545	39,027
Gartner, Inc.* (IT Services)	1,236	124,923
GATX Corp. (Trading Companies & Distributors)	618	38,056
Genesee & Wyoming, Inc.*—Class A (Road & Rail)	824	57,194
Gentex Corp. (Auto Components)	4,326	85,179
Genworth Financial, Inc.*—Class A (Insurance)	7,519	28,647
Globus Medical, Inc.*—Class A (Health Care Equipment & Supplies)	1,133	28,110
Graco, Inc. (Machinery)	824	68,466
Graham Holdings Co.—Class B (Diversified Consumer Services)	103	52,731
Granite Construction, Inc. (Construction & Engineering)	618	33,990
Great Plains Energy, Inc. (Electric Utilities)	3,296	90,146
Greif, Inc.—Class A (Containers & Packaging)	412	21,140
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	1,854	40,121
Halyard Health, Inc.* (Health Care Equipment & Supplies)	721	26,663
Hancock Holding Co. (Banks)	1,133	48,832
Hawaiian Electric Industries, Inc. (Electric Utilities)	1,648	54,499
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,751	53,090
HealthSouth Corp. (Health Care Providers & Services)	1,339	55,220
Helen of Troy, Ltd.* (Household Durables)	412	34,793
Herman Miller, Inc. (Commercial Services & Supplies)	927	31,703
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	1,545	78,810
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	927	52,042
HNI Corp. (Commercial Services & Supplies)	721	40,318
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	2,678	87,732
Hospitality Properties Trust (Equity Real Estate Investment Trusts)	2,472	78,461
HSN, Inc. (Internet & Direct Marketing Retail)	515	17,665
Hubbell, Inc. (Electrical Equipment)	824	96,161
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	721	132,800
IDACORP, Inc. (Electric Utilities)	721	58,077
IDEX Corp. (Machinery)	1,133	102,038
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	1,339	157,025
Ingredion, Inc. (Food Products)	1,133	141,580
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	2,060	48,534
InterDigital, Inc. (Communications Equipment)	515	47,045

See accompanying notes to financial statements.

150 :: ProFund VP UltraMid-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
International Bancshares Corp. (Banks)	927	$37,822
International Speedway Corp.—Class A (Hotels, Restaurants & Leisure)	412	15,162
Intersil Corp.—Class A (Semiconductors & Semiconductor Equipment)	2,060	45,938
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	515	50,836
ITT, Inc. (Machinery)	1,339	51,645
J.C. Penney Co., Inc.* (Multiline Retail)	4,635	38,517
j2 Global, Inc. (Internet Software & Services)	721	58,978
Jabil Circuit, Inc. (Electronic Equipment, Instruments & Components)	2,781	65,826
Jack Henry & Associates, Inc. (IT Services)	1,236	109,732
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	515	57,495
Janus Capital Group, Inc. (Capital Markets)	2,163	28,703
JetBlue Airways Corp.* (Airlines)	4,944	110,844
John Wiley & Sons, Inc.—Class A (Media)	721	39,295
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	721	72,850
Joy Global, Inc. (Machinery)	1,442	40,376
Kate Spade & Co.* (Textiles, Apparel & Luxury Goods)	1,957	36,537
KB Home (Household Durables)	1,236	19,541
KBR, Inc. (Construction & Engineering)	2,163	36,100
Kemper Corp. (Insurance)	721	31,940
Kennametal, Inc. (Machinery)	1,236	38,637
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	2,575	94,168
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	1,442	105,583
Kirby Corp.* (Marine)	824	54,796
KLX, Inc.* (Aerospace & Defense)	824	37,171
Knowles Corp.* (Electronic Equipment, Instruments & Components)	1,339	22,375
Lamar Advertising Co.—Class A (Equity Real Estate Investment Trusts)	1,236	83,109
Lamb Weston Holding, Inc.* (Food Products)	2,060	77,971
Lancaster Colony Corp. (Food Products)	309	43,690
Landstar System, Inc. (Road & Rail)	618	52,715
LaSalle Hotel Properties (Equity Real Estate Investment Trusts)	1,751	53,353
Legg Mason, Inc. (Capital Markets)	1,339	40,049
Leidos Holdings, Inc. (IT Services)	2,163	110,616
Lennox International, Inc. (Building Products)	618	94,659
Liberty Property Trust (Equity Real Estate Investment Trusts)	2,266	89,507
Life Storage, Inc. (Equity Real Estate Investment Trusts)	721	61,472
LifePoint Health, Inc.* (Health Care Providers & Services)	618	35,102
Lincoln Electric Holdings, Inc. (Machinery)	927	71,073
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	309	46,897
LivaNova PLC* (Health Care Equipment & Supplies)	618	27,791
Live Nation Entertainment, Inc.* (Media)	1,957	52,056
Louisiana-Pacific Corp.* (Paper & Forest Products)	2,163	40,945
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	1,339	38,858
Manhattan Associates, Inc.* (Software)	1,030	54,621
ManpowerGroup, Inc. (Professional Services)	1,030	91,537
MarketAxess Holdings, Inc. (Capital Markets)	618	90,797
MAXIMUS, Inc. (IT Services)	1,030	57,464
MB Financial, Inc. (Banks)	1,030	48,647
MDU Resources Group, Inc. (Multi-Utilities)	2,987	85,937
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	4,841	59,544
MEDNAX, Inc.* (Health Care Providers & Services)	1,442	96,124
Mentor Graphics Corp. (Software)	1,648	60,795
Mercury General Corp. (Insurance)	515	31,008
Meredith Corp. (Media)	515	30,462
Microsemi Corp.* (Semiconductors & Semiconductor Equipment)	1,751	94,501
Minerals Technologies, Inc. (Chemicals)	515	39,784
Molina Healthcare, Inc.* (Health Care Providers & Services)	618	33,533
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	618	50,633
MSA Safety, Inc. (Commercial Services & Supplies)	515	35,705
MSC Industrial Direct Co., Inc.—Class A (Trading Companies & Distributors)	721	66,614
MSCI, Inc.—Class A (Capital Markets)	1,442	113,601
Murphy USA, Inc.* (Specialty Retail)	515	31,657
Nabors Industries, Ltd. (Energy Equipment & Services)	4,326	70,946
National Fuel Gas Co. (Gas Utilities)	1,339	75,841
National Instruments Corp. (Electronic Equipment, Instruments & Components)	1,648	50,791
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	2,266	100,157
NCR Corp.* (Technology Hardware, Storage & Peripherals)	1,854	75,198
NetScout Systems, Inc.* (Communications Equipment)	1,339	42,179
NeuStar, Inc.*—Class A (IT Services)	824	27,522
New Jersey Resources Corp. (Gas Utilities)	1,339	47,535
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	7,416	117,988
NewMarket Corp. (Chemicals)	103	43,656
Noble Corp. PLC (Energy Equipment & Services)	3,708	21,951
Nordson Corp. (Machinery)	824	92,329
NorthWestern Corp. (Multi-Utilities)	721	41,003
NOW, Inc.* (Trading Companies & Distributors)	1,648	33,735
NuVasive, Inc.* (Health Care Equipment & Supplies)	721	48,567
NVR, Inc.* (Household Durables)	103	171,908
Oceaneering International, Inc. (Energy Equipment & Services)	1,442	40,679
Office Depot, Inc. (Specialty Retail)	8,034	36,314
OGE Energy Corp. (Electric Utilities)	2,987	99,915
Oil States International, Inc.* (Energy Equipment & Services)	824	32,136
Old Dominion Freight Line, Inc.* (Road & Rail)	1,030	88,363
Old Republic International Corp. (Insurance)	3,708	70,452
Olin Corp. (Chemicals)	2,472	63,308
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	2,987	93,374
ONE Gas, Inc. (Gas Utilities)	824	52,703
Orbital ATK, Inc. (Aerospace & Defense)	927	81,326
Oshkosh Corp. (Machinery)	1,133	73,203
Owens & Minor, Inc. (Health Care Providers & Services)	927	32,714
Owens-Illinois, Inc.* (Containers & Packaging)	2,472	43,038
Packaging Corp. of America (Containers & Packaging)	1,442	122,310

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraMid-Cap :: 151

Common Stocks, continued

	Shares	Value
PacWest Bancorp (Banks)	1,854	$100,932
Panera Bread Co.*—Class A (Hotels, Restaurants & Leisure)	309	63,373
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)	412	35,259
PAREXEL International Corp.* (Life Sciences Tools & Services)	824	54,153
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	2,266	61,001
Plantronics, Inc. (Communications Equipment)	515	28,201
PNM Resources, Inc. (Electric Utilities)	1,236	42,395
Polaris Industries, Inc. (Leisure Products)	927	76,376
PolyOne Corp. (Chemicals)	1,236	39,601
Pool Corp. (Distributors)	618	64,482
Post Holdings, Inc.* (Food Products)	1,030	82,802
Potlatch Corp. (Equity Real Estate Investment Trusts)	618	25,740
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	824	42,930
Primerica, Inc. (Insurance)	721	49,857
PrivateBancorp, Inc. (Banks)	1,236	66,979
Prosperity Bancshares, Inc. (Banks)	1,030	73,933
PTC, Inc.* (Software)	1,751	81,019
QEP Resources, Inc.* (Oil, Gas & Consumable Fuels)	3,605	66,368
Quality Care Properties* (Equity Real Estate Investment Trusts)	1,442	22,351
Raymond James Financial, Inc. (Capital Markets)	1,957	135,560
Rayonier, Inc. (Equity Real Estate Investment Trusts)	1,854	49,316
Regal Beloit Corp. (Electrical Equipment)	721	49,929
Regency Centers Corp. (Equity Real Estate Investment Trusts)	1,545	106,528
Reinsurance Group of America, Inc. (Insurance)	927	116,644
Reliance Steel & Aluminum Co. (Metals & Mining)	1,133	90,118
RenaissanceRe Holdings, Ltd. (Insurance)	618	84,184
ResMed, Inc. (Health Care Equipment & Supplies)	2,163	134,214
Restoration Hardware Holdings, Inc.* (Specialty Retail)	618	18,973
Rollins, Inc. (Commercial Services & Supplies)	1,442	48,711
Rowan Cos. PLC*—Class A (Energy Equipment & Services)	1,854	35,022
Royal Gold, Inc. (Metals & Mining)	1,030	65,251
RPM International, Inc. (Chemicals)	2,060	110,890
Sally Beauty Holdings, Inc.* (Specialty Retail)	2,163	57,146
Science Applications International Corp. (IT Services)	721	61,141
SEI Investments Co. (Capital Markets)	2,060	101,682
Senior Housing Properties Trust (Equity Real Estate Investment Trusts)	3,605	68,243
Sensient Technologies Corp. (Chemicals)	721	56,656
Service Corp. International (Diversified Consumer Services)	2,884	81,905
Signature Bank* (Banks)	824	123,765
Silgan Holdings, Inc. (Containers & Packaging)	618	31,629
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	618	40,170
Skechers U.S.A., Inc.*—Class A (Textiles, Apparel & Luxury Goods)	2,060	50,635
SLM Corp.* (Consumer Finance)	6,489	71,509
SM Energy Co. (Oil, Gas & Consumable Fuels)	1,442	49,720
Snyder’s-Lance, Inc. (Food Products)	1,339	51,337
Sonoco Products Co. (Containers & Packaging)	1,545	81,422
Sotheby’s*—Class A (Diversified Consumer Services)	721	28,739
Southwest Gas Corp. (Gas Utilities)	721	55,243
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	2,060	38,975
Steel Dynamics, Inc. (Metals & Mining)	3,708	131,930
STERIS PLC (Health Care Equipment & Supplies)	1,339	90,235
Stifel Financial Corp.* (Capital Markets)	1,030	51,449
Superior Energy Services, Inc. (Energy Equipment & Services)	2,266	38,250
SVB Financial Group* (Banks)	824	141,448
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	515	27,594
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	412	49,860
Synopsys, Inc.* (Software)	2,266	133,376
Synovus Financial Corp. (Banks)	1,854	76,162
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	1,442	51,595
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	927	68,533
TCF Financial Corp. (Banks)	2,575	50,444
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	515	43,610
Teledyne Technologies, Inc.* (Aerospace & Defense)	515	63,345
Teleflex, Inc. (Health Care Equipment & Supplies)	618	99,591
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	1,442	41,631
Tempur Sealy International, Inc.* (Household Durables)	721	49,230
Tenet Healthcare Corp.* (Health Care Providers & Services)	1,236	18,342
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	3,090	78,486
Terex Corp. (Machinery)	1,648	51,961
Texas Roadhouse, Inc.—Class A (Hotels, Restaurants & Leisure)	927	44,718
The Boston Beer Co., Inc.*—Class A (Beverages)	103	17,495
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	618	37,006
The Hain Celestial Group, Inc.* (Food Products)	1,545	60,301
The Hanover Insurance Group, Inc. (Insurance)	618	56,244
The New York Times Co.—Class A (Media)	1,854	24,658
The Scotts Miracle-Gro Co.—Class A (Chemicals)	721	68,892
The Timken Co. (Machinery)	1,030	40,891
The Toro Co. (Machinery)	1,648	92,206
The Ultimate Software Group, Inc.* (Software)	412	75,128
The Valspar Corp. (Chemicals)	1,133	117,389
The Wendy’s Co. (Hotels, Restaurants & Leisure)	3,090	41,777
The WhiteWave Foods Co.* (Food Products)	2,678	148,896
Thor Industries, Inc. (Automobiles)	721	72,136
Time, Inc. (Media)	1,545	27,578
Toll Brothers, Inc.* (Household Durables)	2,266	70,246
Tootsie Roll Industries, Inc. (Food Products)	309	12,283
TreeHouse Foods, Inc.* (Food Products)	824	59,485
TRI Pointe Group, Inc.* (Household Durables)	2,163	24,831
Trimble Navigation, Ltd.* (Electronic Equipment, Instruments & Components)	3,811	114,902

See accompanying notes to financial statements.

152 :: ProFund VP UltraMid-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Trinity Industries, Inc. (Machinery)	2,266	$62,904
Triumph Group, Inc. (Aerospace & Defense)	721	19,107
Trustmark Corp. (Banks)	1,030	36,720
Tupperware Brands Corp. (Household Durables)	721	37,939
Tyler Technologies, Inc.* (Software)	515	73,527
UGI Corp. (Gas Utilities)	2,575	118,655
UMB Financial Corp. (Banks)	618	47,660
Umpqua Holdings Corp. (Banks)	3,296	61,899
United Natural Foods, Inc.* (Food & Staples Retailing)	721	34,406
United States Steel Corp. (Metals & Mining)	2,575	85,001
United Therapeutics Corp.* (Biotechnology)	618	88,640
Urban Edge Properties (Equity Real Estate Investment Trusts)	1,442	39,669
Valley National Bancorp (Banks)	3,914	45,559
Valmont Industries, Inc. (Construction & Engineering)	309	43,538
VCA, Inc.* (Health Care Providers & Services)	1,236	84,851
Vectren Corp. (Multi-Utilities)	1,236	64,457
VeriFone Systems, Inc.* (Electronic Equipment, Instruments & Components)	1,648	29,219
Versum Materials, Inc.* (Semiconductors & Semiconductor Equipment)	1,648	46,259
ViaSat, Inc.* (Communications Equipment)	824	54,565
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	2,060	33,372
Vista Outdoor, Inc.* (Leisure Products)	927	34,206
W.R. Berkley Corp. (Insurance)	1,442	95,907
Wabtec Corp. (Machinery)	1,339	111,165
Waddell & Reed Financial, Inc.—Class A (Capital Markets)	1,236	24,114
Washington Federal, Inc. (Thrifts & Mortgage Finance)	1,339	45,995
Washington Prime Group, Inc. (Equity Real Estate Investment Trusts)	2,781	28,950
Watsco, Inc. (Trading Companies & Distributors)	412	61,025
WebMD Health Corp.* (Internet Software & Services)	618	30,634
Webster Financial Corp. (Banks)	1,442	78,272
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	1,751	62,668
WellCare Health Plans, Inc.* (Health Care Providers & Services)	721	98,835
Werner Enterprises, Inc. (Road & Rail)	721	19,431
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	1,133	96,112
Westar Energy, Inc. (Electric Utilities)	2,163	121,885
Western Refining, Inc. (Oil, Gas & Consumable Fuels)	1,236	46,783
WEX, Inc.* (IT Services)	618	68,969
WGL Holdings, Inc. (Gas Utilities)	824	62,855
Williams-Sonoma, Inc. (Specialty Retail)	1,236	59,810
WisdomTree Investments, Inc. (Capital Markets)	1,751	19,506
Woodward, Inc. (Machinery)	824	56,897
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	1,030	47,287
Worthington Industries, Inc. (Metals & Mining)	618	29,318
WPX Energy, Inc.* (Oil, Gas & Consumable Fuels)	5,253	76,536
Zebra Technologies Corp.*—Class A (Electronic Equipment, Instruments & Components)	824	70,666
TOTAL COMMON STOCKS (Cost $18,856,052)		24,757,403

Repurchase Agreements(a)(b) (19.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.23%—0.44%, dated 12/30/16, due 1/3/17, total to be received $7,201,216	$7,201,000	$7,201,000
TOTAL REPURCHASE AGREEMENTS (Cost $7,201,000)		7,201,000
TOTAL INVESTMENT SECURITIES (Cost $26,057,052)—85.1%		31,958,403
Net other assets (liabilities)—14.9%		5,610,280
NET ASSETS—100.0%		$37,568,683

*                 Non-income producing security

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2016, the aggregate amount held in a segregated account was $4,687,000.

ADR    American Depositary Receipt

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts	2	3/20/17	$331,920	$(3,204)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraMid-Cap :: 153

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
S&P MidCap 400	Goldman Sachs International	1/27/17	1.17%	$22,000,756	$(251,904)
SPDR S&P MidCap 400 ETF	Goldman Sachs International	1/27/17	0.92%	5,582,219	(63,130)
				27,582,975	(315,034)

S&P MidCap 400	UBS AG	1/27/17	1.22%	13,878,358	(117,072)
SPDR S&P MidCap 400 ETF	UBS AG	1/27/17	1.02%	8,450,766	(50,871)
				22,329,124	(167,943)
				$49,912,099	$(482,977)

^                  Reflects the floating financing rate, as of December 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

ProFund VP UltraMid-Cap invested in the following industries as of December 31, 2016:

	Value	% of Net Assets
Aerospace & Defense	$534,410	1.5%
Airlines	110,844	0.3%
Auto Components	126,233	0.3%
Automobiles	72,136	0.2%
Banks	1,792,391	4.9%
Beverages	17,495	NM
Biotechnology	88,640	0.2%
Building Products	201,954	0.5%
Capital Markets	911,901	2.4%
Chemicals	688,339	1.8%
Commercial Services & Supplies	339,532	0.9%
Communications Equipment	387,586	1.0%
Construction & Engineering	306,709	0.8%
Construction Materials	71,040	0.2%
Consumer Finance	71,509	0.2%
Containers & Packaging	436,583	1.2%
Distributors	64,482	0.2%
Diversified Consumer Services	189,084	0.5%
Electric Utilities	466,917	1.2%
Electrical Equipment	194,356	0.5%
Electronic Equipment, Instruments & Components	992,561	2.6%
Energy Equipment & Services	398,556	1.1%
Equity Real Estate Investment Trusts	2,477,049	6.6%
Food & Staples Retailing	146,849	0.4%
Food Products	763,045	2.0%
Gas Utilities	527,393	1.5%
Health Care Equipment & Supplies	938,901	2.5%
Health Care Providers & Services	454,721	1.2%
Health Care Technology	28,394	0.1%
Hotels, Restaurants & Leisure	668,428	1.8%
Household Durables	447,021	1.2%
Household Products	41,353	0.1%
Industrial Conglomerates	113,599	0.3%
Insurance	1,250,572	3.3%
Internet & Direct Marketing Retail	17,665	NM
Internet Software & Services	112,381	0.3%
IT Services	982,089	2.6%
Leisure Products	183,611	0.5%
Life Sciences Tools & Services	218,368	0.6%
Machinery	1,207,198	3.3%
Marine	54,796	0.1%
Media	349,824	0.9%
Metals & Mining	532,437	1.4%
Multiline Retail	74,718	0.2%
Multi-Utilities	241,941	0.6%
Oil, Gas & Consumable Fuels	568,890	1.5%
Paper & Forest Products	77,126	0.2%
Personal Products	100,885	0.3%
Pharmaceuticals	122,145	0.3%
Professional Services	150,605	0.4%
Real Estate Management & Development	105,201	0.3%
Road & Rail	266,818	0.7%
Semiconductors & Semiconductor Equipment	711,499	1.9%
Software	1,039,865	2.9%
Specialty Retail	513,705	1.4%
Technology Hardware, Storage & Peripherals	125,595	0.3%
Textiles, Apparel & Luxury Goods	193,967	0.5%
Thrifts & Mortgage Finance	163,983	0.4%
Trading Companies & Distributors	199,430	0.5%
Water Utilities	80,447	0.2%
Wireless Telecommunication Services	41,631	0.1%
Other**	12,811,280	34.1%
Total	$37,568,683	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM         Not meaningful, amount is less than 0.05%.

See accompanying notes to financial statements.

154 :: ProFund VP UltraMid-Cap :: Financial Statements

Statement of Assets and Liabilities
December 31, 2016

ASSETS:
Total Investment Securities, at cost	$26,057,052
Securities, at value	24,757,403
Repurchase agreements, at value	7,201,000
Total Investment Securities, at value	31,958,403
Cash	771
Segregated cash balances with brokers	14,740
Dividends and interest receivable	26,325
Receivable for capital shares issued	8,454,323
Prepaid expenses	812
TOTAL ASSETS	40,455,374
LIABILITIES:
Payable for capital shares redeemed	2,325,418
Unrealized loss on swap agreements	482,977
Variation margin on futures contracts	1,280
Advisory fees payable	32,711
Management services fees payable	4,361
Administration fees payable	992
Administrative services fees payable	9,343
Distribution fees payable	7,841
Trustee fees payable	10
Transfer agency fees payable	2,503
Fund accounting fees payable	1,126
Compliance services fees payable	139
Other accrued expenses	17,990
TOTAL LIABILITIES	2,886,691
NET ASSETS	$37,568,683
NET ASSETS CONSIST OF:
Capital	$32,339,545
Accumulated net realized gains (losses) on investments	(186,032)
Net unrealized appreciation (depreciation) on investments	5,415,170
NET ASSETS	$37,568,683
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	547,619
Net Asset Value (offering and redemption price per share)	$68.60

Statement of Operations
For the Year Ended December 31, 2016

INVESTMENT INCOME:
Dividends	$230,975
Interest	17,940
TOTAL INVESTMENT INCOME	248,915
EXPENSES:
Advisory fees	158,947
Management services fees	21,193
Administration fees	8,203
Transfer agency fees	11,875
Administrative services fees	58,734
Distribution fees	52,982
Custody fees	3,237
Fund accounting fees	12,312
Trustee fees	493
Compliance services fees	217
Other fees	21,347
Recoupment of prior expenses reduced by the Advisor	6,500
TOTAL NET EXPENSES	356,040
NET INVESTMENT INCOME (LOSS)	(107,125)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,381,680
Net realized gains (losses) on futures contracts	322,332
Net realized gains (losses) on swap agreements	5,207,685
Change in net unrealized appreciation/depreciation on investments	963,998
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	7,875,695
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$7,768,570

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraMid-Cap :: 155

Statements of Changes in Net Assets

	Year Ended December 31, 2016	Year Ended December 31, 2015
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$(107,125)	$(187,557)
Net realized gains (losses) on investments	6,911,697	154,680
Change in net unrealized appreciation/depreciation on investments	963,998	(1,859,183)
Change in net assets resulting from operations	7,768,570	(1,892,060)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	—	(3,565,378)
Change in net assets resulting from distributions	—	(3,565,378)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	378,564,383	462,401,073
Distributions reinvested	—	3,565,378
Value of shares redeemed	(375,804,879)	(465,919,940)
Change in net assets resulting from capital transactions	2,759,504	46,511
Change in net assets	10,528,074	(5,410,927)
NET ASSETS:
Beginning of period	27,040,609	32,451,536
End of period	$37,568,683	$27,040,609
Accumulated net investment income (loss)	$—	$310
SHARE TRANSACTIONS:
Issued	6,721,958	7,998,820
Reinvested	—	61,377
Redeemed	(6,717,830)	(8,041,204)
Change in shares	4,128	18,993

See accompanying notes to financial statements.

156 :: ProFund VP UltraMid-Cap :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012
Net Asset Value, Beginning of Period	$49.75	$61.87	$53.64	$31.44	$23.72
Investment Activities:
Net investment income (loss)(a)	(0.28)	(0.44)	(0.42)	(0.34)	(0.21)
Net realized and unrealized gains (losses) on investments	19.13	(4.14)	8.65	22.54	7.93
Total income (loss) from investment activities	18.85	(4.58)	8.23	22.20	7.72
Distributions to Shareholders From:
Net realized gains on investments	—	(7.54)	—	—	—
Net Asset Value, End of Period	$68.60	$49.75	$61.87	$53.64	$31.44
Total Return	37.91%	(9.15)%	15.34%	70.61%	32.49%
Ratios to Average Net Assets:
Gross expenses	1.68%	1.68%	1.79%	1.76%	1.84%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)	(0.50)%	(0.75)%	(0.75)%	(0.80)%	(0.75)%
Supplemental Data:
Net assets, end of period (000’s)	$37,569	$27,041	$32,452	$26,717	$22,873
Portfolio turnover rate(b)	547%	463%	430%	38%	67%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Management Discussion of Fund Performance :: ProFund VP UltraSmall-Cap :: 157

ProFund VP UltraSmall-Cap seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Russell 2000® Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended December 31, 2016, the Fund had a total return of 39.51%. For the same period, the Index had a total return of 21.31%(1) and a volatility of 18.43%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index is a measure of small-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index containing approximately 2,000 of the smallest companies in the Russell 3000 Index or approximately 8% of the total market capitalization of the Russell 3000 Index, which in turn represents approximately 98% of the investable U.S. equity market.

During the year ended December 31, 2016, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP UltraSmall-Cap from December 31, 2006 to December 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/16

Fund	One Year	Five Year	Ten Year
ProFund VP UltraSmall-Cap	39.51%	25.35%	4.38%
Russell 2000 Index	21.31%	14.46%	7.07%

Expense Ratios**

Fund	Gross	Net
ProFund VP UltraSmall-Cap	1.77%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 2, 2016. Contractual fee waivers are in effect through April 30, 2017. See Financial Highlights for effective expense ratio.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	40%
Futures Contracts	8%
Swap Agreements	152%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Advanced Micro Devices, Inc.	0.2%
Microsemi Corp.	0.1%
Webster Financial Corp.	0.1%
Prosperity Bancshares, Inc.	0.1%
Aspen Technology, Inc.	0.1%

Russell 2000 Index — Composition

% of Index
Financials	18%
Information Technology	17%
Industrials	15%
Consumer Discretionary	13%
Health Care	12%
Real Estate	8%
Materials	5%
Energy	4%
Utilities	4%
Consumer Staples	3%
Telecommunication Services	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

158 :: ProFund VP UltraSmall-Cap :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2016

Common Stocks (39.9%)

	Shares	Value
1-800-Flowers.com, Inc.*—Class A (Internet & Direct Marketing Retail)	306	$3,274
2U, Inc.* (Internet Software & Services)	255	7,688
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	714	9,489
8x8, Inc.* (Software)	612	8,752
A. Schulman, Inc. (Chemicals)	204	6,824
A10 Networks, Inc.* (Software)	459	3,814
AAON, Inc. (Building Products)	255	8,428
AAR Corp. (Aerospace & Defense)	255	8,428
Aaron’s, Inc. (Specialty Retail)	459	14,683
Abercrombie & Fitch Co.—Class A (Specialty Retail)	459	5,508
ABM Industries, Inc. (Commercial Services & Supplies)	357	14,580
Abraxas Petroleum Corp.* (Oil, Gas & Consumable Fuels)	1,785	4,587
Acacia Research Corp.* (Professional Services)	561	3,647
Acadia Realty Trust (Equity Real Estate Investment Trusts)	459	15,000
Accelerate Diagnostics, Inc.* (Life Sciences Tools & Services)	204	4,233
Acceleron Pharma, Inc.* (Biotechnology)	204	5,206
ACCO Brands Corp.* (Commercial Services & Supplies)	714	9,318
Accuray, Inc.* (Health Care Equipment & Supplies)	714	3,284
AcelRx Pharmaceuticals, Inc.* (Pharmaceuticals)	663	1,724
Aceto Corp. (Health Care Providers & Services)	204	4,482
Achillion Pharmaceuticals, Inc.* (Biotechnology)	816	3,370
ACI Worldwide, Inc.* (Software)	714	12,959
Acorda Therapeutics, Inc.* (Biotechnology)	306	5,753
Actua Corp.* (Internet Software & Services)	357	4,998
Actuant Corp.—Class A (Machinery)	408	10,588
Acxiom Corp.* (IT Services)	510	13,668
ADTRAN, Inc. (Communications Equipment)	357	7,979
Aduro Biotech, Inc.* (Biotechnology)	306	3,488
Advanced Drainage Systems, Inc. (Building Products)	255	5,253
Advanced Energy Industries, Inc.* (Semiconductors & Semiconductor Equipment)	255	13,961
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	4,029	45,689
Advaxis, Inc.* (Biotechnology)	357	2,556
Adverum Biotechnologies, Inc.* (Biotechnology)	510	1,479
Aegion Corp.* (Construction & Engineering)	255	6,044
Aerie Pharmaceuticals, Inc.* (Pharmaceuticals)	204	7,721
Aerohive Networks, Inc.* (Communications Equipment)	306	1,744
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	408	7,324
Aevi Genomic Medicine, Inc.* (Biotechnology)	357	1,849
AG Mortgage Investment Trust, Inc. (Mortgage Real Estate Investment Trusts)	255	4,363
Agenus, Inc.* (Biotechnology)	714	2,942
Agree Realty Corp. (Equity Real Estate Investment Trusts)	153	7,046
AgroFresh Solutions, Inc.* (Chemicals)	357	946
Aimmune Therapeutics, Inc.* (Biotechnology)	255	5,215
Air Methods Corp.* (Health Care Providers & Services)	255	8,122
Air Transport Services Group, Inc.* (Air Freight & Logistics)	408	6,512
Aircastle, Ltd. (Trading Companies & Distributors)	357	7,443
AK Steel Holding Corp.* (Metals & Mining)	1,632	16,662
Akebia Therapeutics, Inc.* (Biotechnology)	357	3,716
Albany International Corp.—Class A (Machinery)	204	9,445
Albany Molecular Research, Inc.* (Life Sciences Tools & Services)	255	4,784
Alder Biopharmaceuticals, Inc.* (Biotechnology)	306	6,365
Alexander & Baldwin, Inc. (Real Estate Management & Development)	306	13,729
Allegheny Technologies, Inc. (Metals & Mining)	714	11,374
ALLETE, Inc. (Electric Utilities)	306	19,642
Alon USA Energy, Inc. (Oil, Gas & Consumable Fuels)	357	4,063
Altisource Residential Corp. (Mortgage Real Estate Investment Trusts)	459	5,067
Altra Industrial Motion Corp. (Machinery)	204	7,528
AMAG Pharmaceuticals, Inc.* (Biotechnology)	255	8,874
Ambac Financial Group, Inc.* (Insurance)	357	8,033
Ambarella, Inc.* (Semiconductors & Semiconductor Equipment)	204	11,043
Amedisys, Inc.* (Health Care Providers & Services)	204	8,697
American Assets Trust, Inc. (Equity Real Estate Investment Trusts)	255	10,985
American Axle & Manufacturing Holdings, Inc.* (Auto Components)	510	9,843
American Eagle Outfitters, Inc. (Specialty Retail)	1,071	16,247
American Equity Investment Life Holding Co. (Insurance)	561	12,645
American Software, Inc.—Class A (Software)	255	2,634
American States Water Co. (Water Utilities)	255	11,618
American Vanguard Corp. (Chemicals)	255	4,883
Ameris Bancorp (Banks)	255	11,118
Amicus Therapeutics, Inc.* (Biotechnology)	969	4,816
Amkor Technology, Inc.* (Semiconductors & Semiconductor Equipment)	765	8,071
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	306	11,766
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	306	5,637
Ampio Pharmaceuticals, Inc.* (Pharmaceuticals)	612	551
Amplify Snack Brands, Inc.* (Food Products)	255	2,247
Anavex Life Sciences Corp.* (Biotechnology)	459	1,818
Angie’s List, Inc.* (Internet Software & Services)	408	3,358
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	255	4,302
Anixter International, Inc.* (Electronic Equipment, Instruments & Components)	204	16,534
Anthera Pharmaceuticals, Inc.* (Biotechnology)	612	397
Anworth Mortgage Asset Corp. (Mortgage Real Estate Investment Trusts)	816	4,219
Apogee Enterprises, Inc. (Building Products)	204	10,926

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 159

Common Stocks, continued

	Shares	Value
Apollo Commercial Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts)	408	$6,781
Apollo Education Group, Inc.*—Class A (Diversified Consumer Services)	612	6,059
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	255	15,147
Applied Micro Circuits Corp.* (Semiconductors & Semiconductor Equipment)	612	5,049
Aptevo Therapeutics, Inc.* (Biotechnology)	102	249
Aratana Therapeutics, Inc.* (Pharmaceuticals)	408	2,929
ARC Document Solutions, Inc.* (Commercial Services & Supplies)	561	2,850
ArcBest Corp. (Road & Rail)	204	5,641
Archrock, Inc. (Energy Equipment & Services)	561	7,405
Ardelyx, Inc.* (Biotechnology)	306	4,345
Arena Pharmaceuticals, Inc.* (Biotechnology)	2,091	2,969
Ares Commercial Real Estate Corp. (Mortgage Real Estate Investment Trusts)	255	3,501
Argo Group International Holdings, Ltd. (Insurance)	204	13,444
ARIAD Pharmaceuticals, Inc.* (Biotechnology)	1,173	14,592
Arlington Asset Investment Corp.—Class A (Capital Markets)	204	3,023
Armada Hoffler Properties, Inc. (Equity Real Estate Investment Trusts)	255	3,715
ARMOUR Residential REIT, Inc. (Mortgage Real Estate Investment Trusts)	255	5,531
Armstrong Flooring, Inc.* (Building Products)	204	4,062
Array BioPharma, Inc.* (Biotechnology)	1,224	10,759
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	561	870
Ascena Retail Group, Inc.* (Specialty Retail)	1,173	7,261
Ashford Hospitality Prime, Inc. (Equity Real Estate Investment Trusts)	255	3,481
Ashford Hospitality Trust, Inc. (Equity Real Estate Investment Trusts)	663	5,145
Aspen Technology, Inc.* (Software)	510	27,886
Asterias Biotherapeutics, Inc.* (Biotechnology)	561	2,581
Astoria Financial Corp. (Thrifts & Mortgage Finance)	612	11,414
Atara Biotherapeutics, Inc.* (Biotechnology)	204	2,897
Athersys, Inc.* (Biotechnology)	1,071	1,639
Atlantic Power Corp.* (Independent Power & Renewable Electricity Producers)	1,224	3,060
Atlantica Yield PLC (Independent Power & Renewable Electricity Producers)	408	7,895
Atlas Air Worldwide Holdings, Inc.* (Air Freight & Logistics)	153	7,979
AtriCure, Inc.* (Health Care Equipment & Supplies)	255	4,990
Atwood Oceanics, Inc. (Energy Equipment & Services)	459	6,027
Avid Technology, Inc.* (Technology Hardware, Storage & Peripherals)	408	1,795
Avista Corp. (Multi-Utilities)	408	16,316
Avon Products, Inc.* (Personal Products)	2,856	14,394
AVX Corp. (Electronic Equipment, Instruments & Components)	357	5,580
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	255	3,710
AxoGen, Inc.* (Health Care Equipment & Supplies)	306	2,754
Axovant Sciences, Ltd.* (Biotechnology)	255	3,167
AZZ, Inc. (Electrical Equipment)	153	9,777
B of I Holding, Inc.* (Thrifts & Mortgage Finance)	408	11,648
B&G Foods, Inc.—Class A (Food Products)	408	17,870
Babcock & Wilcox Enterprises, Inc.* (Electrical Equipment)	306	5,077
Balchem Corp. (Chemicals)	204	17,120
Banc of California, Inc. (Banks)	357	6,194
Banco Latinoamericano de Comercio Exterior S.A.—Class E (Banks)	204	6,006
BancorpSouth, Inc. (Banks)	561	17,419
Bank Mutual Corp. (Thrifts & Mortgage Finance)	408	3,856
Bank of the Ozarks, Inc. (Banks)	510	26,821
Bankrate, Inc.* (Internet Software & Services)	408	4,508
Banner Corp. (Banks)	204	11,385
Barnes & Noble Education, Inc.* (Specialty Retail)	357	4,095
Barnes & Noble, Inc. (Specialty Retail)	459	5,118
Barnes Group, Inc. (Machinery)	306	14,511
Barracuda Networks, Inc.* (Software)	204	4,372
Bazaarvoice, Inc.* (Internet Software & Services)	816	3,958
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	357	16,446
Beazer Homes USA, Inc.* (Household Durables)	357	4,748
Belden, Inc. (Electronic Equipment, Instruments & Components)	255	19,066
Belmond, Ltd.* (Hotels, Restaurants & Leisure)	612	8,170
Benchmark Electronics, Inc.* (Electronic Equipment, Instruments & Components)	357	10,889
Beneficial Bancorp, Inc. (Thrifts & Mortgage Finance)	510	9,384
Berkshire Hills Bancorp, Inc. (Banks)	204	7,517
BGC Partners, Inc.—Class A (Capital Markets)	1,377	14,087
Big Lots, Inc. (Multiline Retail)	306	15,364
Bill Barrett Corp.* (Oil, Gas & Consumable Fuels)	459	3,208
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	867	5,488
Bio-Path Holdings, Inc.* (Pharmaceuticals)	1,020	1,377
BioScrip, Inc.* (Health Care Providers & Services)	816	849
BioTelemetry, Inc.* (Health Care Providers & Services)	255	5,699
BioTime, Inc.* (Biotechnology)	867	3,130
BJ’s Restaurants, Inc.* (Hotels, Restaurants & Leisure)	153	6,013
Black Hills Corp. (Multi-Utilities)	306	18,770
Blackbaud, Inc. (Software)	306	19,584
Blackhawk Network Holdings, Inc.* (IT Services)	357	13,450
Bloomin’ Brands, Inc. (Hotels, Restaurants & Leisure)	714	12,873
Blucora, Inc.* (Internet Software & Services)	357	5,266
Blue Hills Bancorp, Inc. (Banks)	204	3,825
Bluebird Bio, Inc.* (Biotechnology)	255	15,734
BMC Stock Holdings, Inc.* (Trading Companies & Distributors)	408	7,956
BNC Bancorp (Banks)	255	8,135
Boingo Wireless, Inc.* (Wireless Telecommunication Services)	357	4,352
Boise Cascade Co.* (Paper & Forest Products)	306	6,885
Boston Private Financial Holdings, Inc. (Banks)	561	9,285
Bottomline Technologies, Inc.* (Software)	306	7,656
Box, Inc.*—Class A (Internet Software & Services)	408	5,655
Boyd Gaming Corp.* (Hotels, Restaurants & Leisure)	561	11,315

See accompanying notes to financial statements.

160 :: ProFund VP UltraSmall-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Brady Corp.—Class A (Commercial Services & Supplies)	306	$11,490
Briggs & Stratton Corp. (Machinery)	306	6,812
Bright Horizons Family Solutions, Inc.* (Diversified Consumer Services)	255	17,855
Brightcove, Inc.* (Internet Software & Services)	306	2,463
Bristow Group, Inc. (Energy Equipment & Services)	306	6,267
BroadSoft, Inc.* (Software)	204	8,415
Brookline Bancorp, Inc. (Banks)	510	8,364
Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	510	8,706
Builders FirstSource, Inc.* (Building Products)	612	6,714
Cabot Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	153	9,665
CACI International, Inc.*—Class A (IT Services)	153	19,018
Caesars Acquisition Co.*—Class A (Hotels, Restaurants & Leisure)	408	5,508
Caesars Entertainment Corp.* (Hotels, Restaurants & Leisure)	459	3,902
Caesarstone, Ltd.* (Building Products)	153	4,383
CalAmp Corp.* (Communications Equipment)	306	4,437
Caleres, Inc. (Specialty Retail)	306	10,043
Calgon Carbon Corp. (Chemicals)	357	6,069
California Resources Corp.* (Oil, Gas & Consumable Fuels)	255	5,429
California Water Service Group (Water Utilities)	306	10,373
Calix, Inc.* (Communications Equipment)	408	3,142
Callaway Golf Co. (Leisure Products)	663	7,266
Callidus Software, Inc.* (Software)	408	6,854
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	816	12,542
Cal-Maine Foods, Inc. (Food Products)	204	9,012
Cambrex Corp.* (Life Sciences Tools & Services)	204	11,006
Cantel Medical Corp. (Health Care Equipment & Supplies)	204	16,065
Capital Senior Living Corp.* (Health Care Providers & Services)	255	4,093
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	816	13,431
Capstead Mortgage Corp. (Mortgage Real Estate Investment Trusts)	663	6,756
Cardinal Financial Corp. (Banks)	255	8,361
Cardiovascular Systems, Inc.* (Health Care Equipment & Supplies)	255	6,174
Cardtronics PLC*—Class A (IT Services)	306	16,698
Career Education Corp.* (Diversified Consumer Services)	612	6,175
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts)	408	6,251
Carpenter Technology Corp. (Metals & Mining)	306	11,068
Carrizo Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	357	13,334
Carrols Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	306	4,667
Cascade Bancorp* (Banks)	408	3,313
Casella Waste Systems, Inc.*—Class A (Commercial Services & Supplies)	357	4,430
Castlight Health, Inc.*—Class B (Health Care Technology)	510	2,525
Catalent, Inc.* (Pharmaceuticals)	612	16,499
CatchMark Timber Trust, Inc.—Class A (Equity Real Estate Investment Trusts)	306	3,446
Cathay General Bancorp, Inc. (Banks)	459	17,456
Cavium, Inc.* (Semiconductors & Semiconductor Equipment)	408	25,476
CBIZ, Inc.* (Professional Services)	408	5,590
CBL & Associates Properties, Inc. (Equity Real Estate Investment Trusts)	1,122	12,903
CEB, Inc. (Professional Services)	204	12,362
CECO Environmental Corp. (Commercial Services & Supplies)	306	4,269
Cedar Realty Trust, Inc. (Equity Real Estate Investment Trusts)	663	4,329
Celadon Group, Inc. (Road & Rail)	255	1,823
Celldex Therapeutics, Inc.* (Biotechnology)	816	2,889
Cempra, Inc.* (Pharmaceuticals)	306	857
CenterState Banks, Inc. (Banks)	357	8,986
Central European Media Enterprises, Ltd.*—Class A (Media)	969	2,471
Central Garden & Pet Co.*—Class A (Household Products)	255	7,880
Central Pacific Financial Corp. (Banks)	204	6,410
Century Aluminum Co.* (Metals & Mining)	459	3,929
Cerus Corp.* (Health Care Equipment & Supplies)	765	3,328
ChannelAdvisor Corp.* (Internet Software & Services)	204	2,927
Chart Industries, Inc.* (Machinery)	204	7,348
Chatham Lodging Trust (Equity Real Estate Investment Trusts)	255	5,240
Chegg, Inc.* (Diversified Consumer Services)	714	5,269
Chemical Financial Corp. (Banks)	408	22,101
Chemtura Corp.* (Chemicals)	408	13,546
Chesapeake Lodging Trust (Equity Real Estate Investment Trusts)	408	10,551
Chico’s FAS, Inc. (Specialty Retail)	867	12,476
Chimerix, Inc.* (Biotechnology)	561	2,581
ChromaDex Corp.* (Life Sciences Tools & Services)	561	1,857
Ciena Corp.* (Communications Equipment)	867	21,164
Cimpress N.V.* (Internet Software & Services)	153	14,016
Cincinnati Bell, Inc.* (Diversified Telecommunication Services)	306	6,839
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	408	23,068
Citizens, Inc.* (Insurance)	408	4,007
CLARCOR, Inc. (Machinery)	306	25,236
Clean Energy Fuels Corp.* (Oil, Gas & Consumable Fuels)	867	2,480
Cliffs Natural Resources, Inc.* (Metals & Mining)	1,275	10,723
Clovis Oncology, Inc.* (Biotechnology)	255	11,327
ClubCorp Holdings, Inc. (Hotels, Restaurants & Leisure)	459	6,587
CNO Financial Group, Inc. (Insurance)	1,122	21,485
Cobalt International Energy, Inc.* (Oil, Gas & Consumable Fuels)	3,009	3,671
CoBiz Financial, Inc. (Banks)	306	5,168
Codexis, Inc.* (Chemicals)	459	2,111
Coeur Mining, Inc.* (Metals & Mining)	1,020	9,272
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	255	10,544
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	153	21,020
Coherus Biosciences, Inc.* (Biotechnology)	255	7,178
Cohu, Inc. (Semiconductors & Semiconductor Equipment)	255	3,545

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 161

Common Stocks, continued

	Shares	Value
Colony Capital, Inc.—Class A (Mortgage Real Estate Investment Trusts)	714	$14,459
Colony Starwood Homes (Equity Real Estate Investment Trusts)	408	11,754
Columbia Banking System, Inc. (Banks)	357	15,951
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	153	8,920
Comfort Systems USA, Inc. (Construction & Engineering)	255	8,492
Commercial Metals Co. (Metals & Mining)	714	15,550
Community Bank System, Inc. (Banks)	255	15,756
Community Health Systems, Inc.* (Health Care Providers & Services)	714	3,991
CommVault Systems, Inc.* (Software)	255	13,107
comScore, Inc.* (Internet Software & Services)	306	9,663
ConforMIS, Inc.* (Health Care Equipment & Supplies)	408	3,305
CONMED Corp. (Health Care Equipment & Supplies)	204	9,011
ConnectOne Bancorp, Inc. (Banks)	255	6,617
Consolidated Communications Holdings, Inc. (Diversified Telecommunication Services)	357	9,585
Continental Building Products, Inc.* (Building Products)	255	5,891
Convergys Corp. (IT Services)	561	13,778
Cooper Tire & Rubber Co. (Auto Components)	357	13,869
Corcept Therapeutics, Inc.* (Pharmaceuticals)	663	4,813
Core-Mark Holding Co., Inc. (Distributors)	306	13,179
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	204	16,191
Corindus Vascular Robotics, Inc.*—Class I (Health Care Equipment & Supplies)	1,173	819
Cornerstone OnDemand, Inc.* (Internet Software & Services)	306	12,947
Costamare, Inc. (Marine)	255	1,428
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	1,326	11,284
Cowen Group, Inc.*—Class A (Capital Markets)	204	3,162
Cray, Inc.* (Technology Hardware, Storage & Peripherals)	255	5,279
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	510	3,499
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	255	3,981
CryoLife, Inc.* (Health Care Equipment & Supplies)	306	5,860
CSG Systems International, Inc. (IT Services)	204	9,874
CTS Corp. (Electronic Equipment, Instruments & Components)	255	5,712
Cubic Corp. (Aerospace & Defense)	153	7,336
Curis, Inc.* (Biotechnology)	1,428	4,398
Curtiss-Wright Corp. (Aerospace & Defense)	255	25,082
Customers Bancorp, Inc.* (Banks)	204	7,307
CVB Financial Corp. (Banks)	663	15,203
Cynosure, Inc.*—Class A (Health Care Equipment & Supplies)	153	6,977
CYS Investments, Inc. (Mortgage Real Estate Investment Trusts)	1,020	7,885
Cytokinetics, Inc.* (Biotechnology)	357	4,338
CytRx Corp.* (Biotechnology)	918	342
Daktronics, Inc. (Electronic Equipment, Instruments & Components)	408	4,366
Dana Holding Corp. (Auto Components)	969	18,392
Darling Ingredients, Inc.* (Food Products)	1,020	13,168
Dave & Buster’s Entertainment, Inc.* (Hotels, Restaurants & Leisure)	255	14,356
Dean Foods Co. (Food Products)	612	13,329
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	204	11,300
Del Frisco’s Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	204	3,468
Del Taco Restaurants, Inc.* (Hotels, Restaurants & Leisure)	255	3,601
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	459	11,048
Deluxe Corp. (Commercial Services & Supplies)	306	21,912
Denbury Resources, Inc.* (Oil, Gas & Consumable Fuels)	2,295	8,446
Denny’s Corp.* (Hotels, Restaurants & Leisure)	561	7,198
Depomed, Inc.* (Pharmaceuticals)	408	7,352
Destination XL Group, Inc.* (Specialty Retail)	459	1,951
DeVry Education Group, Inc. (Diversified Consumer Services)	408	12,730
DHI Group, Inc.* (Internet Software & Services)	459	2,869
DHT Holdings, Inc. (Oil, Gas & Consumable Fuels)	765	3,167
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	1,275	14,701
Diebold, Inc. (Technology Hardware, Storage & Peripherals)	408	10,261
Digi International, Inc.* (Communications Equipment)	255	3,506
DigitalGlobe, Inc.* (Aerospace & Defense)	408	11,689
Dime Community Bancshares, Inc. (Thrifts & Mortgage Finance)	255	5,126
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	306	7,855
Diplomat Pharmacy, Inc.* (Health Care Providers & Services)	306	3,856
Dorian LPG, Ltd.* (Oil, Gas & Consumable Fuels)	306	2,512
Dorman Products, Inc.* (Auto Components)	153	11,178
Douglas Dynamics, Inc. (Machinery)	153	5,148
Drew Industries, Inc. (Auto Components)	153	16,486
DSW, Inc.—Class A (Specialty Retail)	459	10,396
DuPont Fabros Technology, Inc. (Equity Real Estate Investment Trusts)	459	20,164
Durect Corp.* (Pharmaceuticals)	1,734	2,324
Dycom Industries, Inc.* (Construction & Engineering)	204	16,379
Dynavax Technologies Corp.* (Biotechnology)	306	1,209
Dynegy, Inc.* (Independent Power & Renewable Electricity Producers)	765	6,472
Dynex Capital, Inc. (Mortgage Real Estate Investment Trusts)	459	3,130
Eagle Bancorp, Inc.* (Banks)	204	12,434
EarthLink Holdings Corp. (Internet Software & Services)	816	4,602
Easterly Government Properties, Inc. (Equity Real Estate Investment Trusts)	204	4,084
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	204	15,063
Ebix, Inc. (Software)	153	8,729
Echo Global Logistics, Inc.* (Air Freight & Logistics)	204	5,110
Eclipse Resources Corp.* (Oil, Gas & Consumable Fuels)	561	1,498

See accompanying notes to financial statements.

162 :: ProFund VP UltraSmall-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Education Realty Trust, Inc. (Equity Real Estate Investment Trusts)	408	$17,258
Egalet Corp.* (Pharmaceuticals)	357	2,731
El Paso Electric Co. (Electric Utilities)	255	11,858
Eldorado Resorts, Inc.* (Hotels, Restaurants & Leisure)	255	4,322
Electro Scientific Industries, Inc.* (Electronic Equipment, Instruments & Components)	357	2,113
Electronics for Imaging, Inc.* (Technology Hardware, Storage & Peripherals)	306	13,421
Ellie Mae, Inc.* (Software)	204	17,071
EMCOR Group, Inc. (Construction & Engineering)	357	25,260
EMCORE Corp. (Communications Equipment)	357	3,106
Emergent BioSolutions, Inc.* (Biotechnology)	204	6,699
Employers Holdings, Inc. (Insurance)	204	8,078
Encore Capital Group, Inc.* (Consumer Finance)	204	5,845
Endocyte, Inc.* (Pharmaceuticals)	561	1,431
Endologix, Inc.* (Health Care Equipment & Supplies)	561	3,209
Endurance International Group Holdings, Inc.* (Internet Software & Services)	459	4,269
Energy Recovery, Inc.* (Machinery)	357	3,695
EnerNOC, Inc.* (Software)	357	2,142
EnerSys (Electrical Equipment)	255	19,915
Ennis, Inc. (Commercial Services & Supplies)	204	3,539
Enova International, Inc.* (Consumer Finance)	306	3,840
Entegris, Inc.* (Semiconductors & Semiconductor Equipment)	918	16,432
Entercom Communications Corp.—Class A (Media)	255	3,902
Entravision Communications Corp.—Class A (Media)	561	3,927
Envestnet, Inc.* (Internet Software & Services)	255	8,989
Enzo Biochem, Inc.* (Life Sciences Tools & Services)	459	3,185
EP Energy Corp.*—Class A (Oil, Gas & Consumable Fuels)	408	2,672
EPAM Systems, Inc.* (IT Services)	306	19,679
Epizyme, Inc.* (Biotechnology)	357	4,320
Eros International PLC* (Media)	255	3,328
ESCO Technologies, Inc. (Machinery)	153	8,667
Essendant, Inc. (Commercial Services & Supplies)	255	5,330
Essent Group, Ltd.* (Thrifts & Mortgage Finance)	510	16,509
Esterline Technologies Corp.* (Aerospace & Defense)	204	18,197
Ethan Allen Interiors, Inc. (Household Durables)	204	7,517
Etsy, Inc.* (Internet & Direct Marketing Retail)	714	8,411
EverBank Financial Corp. (Thrifts & Mortgage Finance)	663	12,895
Evercore Partners, Inc.—Class A (Capital Markets)	255	17,518
EVERTEC, Inc. (IT Services)	459	8,147
Evolution Petroleum Corp. (Oil, Gas & Consumable Fuels)	357	3,570
Exact Sciences Corp.* (Biotechnology)	663	8,858
Exar Corp.* (Semiconductors & Semiconductor Equipment)	408	4,398
EXCO Resources, Inc.* (Oil, Gas & Consumable Fuels)	1,734	1,515
Exelixis, Inc.* (Biotechnology)	1,479	22,051
ExlService Holdings, Inc.* (IT Services)	204	10,290
Exponent, Inc. (Professional Services)	153	9,226
Express, Inc.* (Specialty Retail)	510	5,488
Exterran Corp.* (Energy Equipment & Services)	306	7,313
Extreme Networks, Inc.* (Communications Equipment)	918	4,618
EZCORP, Inc.*—Class A (Consumer Finance)	459	4,888
F.N.B. Corp. (Banks)	1,326	21,256
Fabrinet* (Electronic Equipment, Instruments & Components)	255	10,277
Fair Isaac Corp. (Software)	204	24,321
Fairmount Santrol Holdings, Inc.* (Energy Equipment & Services)	561	6,614
Farmers National Banc Corp. (Banks)	255	3,621
FCB Financial Holdings, Inc.*—Class A (Banks)	204	9,731
Federal Signal Corp. (Machinery)	459	7,165
Federal-Mogul Holdings Corp.* (Auto Components)	306	3,155
FelCor Lodging Trust, Inc. (Equity Real Estate Investment Trusts)	969	7,762
Ferro Corp.* (Chemicals)	561	8,039
Ferroglobe PLC (Metals & Mining)	510	5,523
FibroGen, Inc.* (Biotechnology)	357	7,640
Fiesta Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	204	6,089
Financial Engines, Inc. (Capital Markets)	357	13,120
Finisar Corp.* (Communications Equipment)	714	21,614
First BanCorp.* (Banks)	969	6,405
First Busey Corp. (Banks)	255	7,849
First Commonwealth Financial Corp. (Banks)	663	9,401
First Financial Bancorp (Banks)	408	11,608
First Financial Bankshares, Inc. (Banks)	408	18,442
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	714	20,028
First Merchants Corp. (Banks)	306	11,521
First Midwest Bancorp, Inc. (Banks)	510	12,867
First Potomac Realty Trust (Equity Real Estate Investment Trusts)	459	5,035
FirstCash, Inc. (Consumer Finance)	204	9,588
Five Below, Inc.* (Specialty Retail)	357	14,266
Five Prime Therapeutics, Inc.* (Biotechnology)	204	10,222
Five9, Inc.* (Internet Software & Services)	306	4,342
Flotek Industries, Inc.* (Chemicals)	408	3,831
Fluidigm Corp.* (Life Sciences Tools & Services)	306	2,228
Flushing Financial Corp. (Banks)	204	5,996
FNFV Group* (Diversified Financial Services)	510	6,987
Forestar Group, Inc.* (Real Estate Management & Development)	306	4,070
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	459	5,141
Fortress Biotech, Inc.* (Biotechnology)	663	1,790
Forum Energy Technologies, Inc.* (Energy Equipment & Services)	408	8,976
Forward Air Corp. (Air Freight & Logistics)	204	9,666
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	306	7,913
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	408	8,372
Fox Factory Holding Corp.* (Auto Components)	204	5,661
Francesca’s Holdings Corp.* (Specialty Retail)	357	6,437
Franklin Electric Co., Inc. (Machinery)	306	11,903
Franklin Street Properties Corp. (Equity Real Estate Investment Trusts)	663	8,592
Fred’s, Inc.—Class A (Multiline Retail)	306	5,679
Fresh Del Monte Produce, Inc. (Food Products)	204	12,369
Freshpet, Inc.* (Food Products)	255	2,588
Frontline, Ltd. (Oil, Gas & Consumable Fuels)	510	3,626

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 163

Common Stocks, continued

	Shares	Value
FTI Consulting, Inc.* (Professional Services)	255	$11,495
FuelCell Energy, Inc.* (Electrical Equipment)	357	625
Fulton Financial Corp. (Banks)	1,071	20,135
FutureFuel Corp. (Chemicals)	255	3,545
GAIN Capital Holdings, Inc. (Capital Markets)	408	2,685
Galena Biopharma, Inc.* (Biotechnology)	102	198
Gannett Co., Inc. (Media)	765	7,428
GasLog, Ltd. (Oil, Gas & Consumable Fuels)	357	5,748
GATX Corp. (Trading Companies & Distributors)	255	15,703
GCP Applied Technologies, Inc.* (Chemicals)	459	12,278
Gener8 Maritime, Inc.* (Oil, Gas & Consumable Fuels)	408	1,828
Generac Holdings, Inc.* (Electrical Equipment)	408	16,621
General Cable Corp. (Electrical Equipment)	357	6,801
General Communication, Inc.*—Class A (Diversified Telecommunication Services)	255	4,960
Genesis Healthcare, Inc.* (Health Care Providers & Services)	918	3,902
GenMark Diagnostics, Inc.* (Health Care Equipment & Supplies)	357	4,370
Gentherm, Inc.* (Auto Components)	255	8,632
Genworth Financial, Inc.*—Class A (Insurance)	3,315	12,630
Geron Corp.* (Biotechnology)	1,326	2,745
Getty Realty Corp. (Equity Real Estate Investment Trusts)	204	5,200
Gibraltar Industries, Inc.* (Building Products)	204	8,497
Gigamon, Inc.* (Software)	204	9,292
GigPeak, Inc.* (Semiconductors & Semiconductor Equipment)	816	2,056
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	255	7,538
Glacier Bancorp, Inc. (Banks)	510	18,477
Gladstone Commercial Corp. (Equity Real Estate Investment Trusts)	204	4,100
Global Eagle Entertainment, Inc.* (Media)	459	2,965
Global Net Lease, Inc. (Equity Real Estate Investment Trusts)	1,122	8,785
Globalstar, Inc.* (Diversified Telecommunication Services)	3,162	4,996
Globant SA* (Software)	204	6,803
Globus Medical, Inc.*—Class A (Health Care Equipment & Supplies)	459	11,388
Glu Mobile, Inc.* (Software)	1,122	2,177
GNC Holdings, Inc.—Class A (Specialty Retail)	459	5,067
Gogo, Inc.* (Internet Software & Services)	459	4,232
Golar LNG, Ltd. (Oil, Gas & Consumable Fuels)	612	14,039
Gold Resource Corp. (Metals & Mining)	663	2,884
GoPro, Inc.*—Class A (Household Durables)	714	6,219
Government Properties Income Trust (Equity Real Estate Investment Trusts)	459	8,751
Gramercy Property Trust, Inc. (Equity Real Estate Investment Trusts)	2,601	23,878
Grand Canyon Education, Inc.* (Diversified Consumer Services)	306	17,885
Granite Construction, Inc. (Construction & Engineering)	255	14,025
Gray Television, Inc.* (Media)	459	4,980
Great Lakes Dredge & Dock Corp.* (Construction & Engineering)	612	2,570
Great Western Bancorp, Inc. (Banks)	357	15,562
Green Brick Partners, Inc.* (Household Durables)	306	3,075
Green Dot Corp.*—Class A (Consumer Finance)	306	7,206
Green Plains, Inc. (Oil, Gas & Consumable Fuels)	255	7,102
Greenhill & Co., Inc. (Capital Markets)	204	5,651
Greenlight Capital Re, Ltd.*—Class A (Insurance)	255	5,814
Greif, Inc.—Class A (Containers & Packaging)	204	10,467
Griffon Corp. (Building Products)	255	6,681
GrubHub, Inc.* (Internet Software & Services)	510	19,186
GTT Communications, Inc.* (Internet Software & Services)	204	5,865
GUESS?, Inc. (Specialty Retail)	408	4,937
Guidance Software, Inc.* (Software)	306	2,166
H&E Equipment Services, Inc. (Trading Companies & Distributors)	255	5,929
H.B. Fuller Co. (Chemicals)	306	14,783
Haemonetics Corp.* (Health Care Equipment & Supplies)	357	14,351
Halozyme Therapeutics, Inc.* (Biotechnology)	765	7,558
Halyard Health, Inc.* (Health Care Equipment & Supplies)	306	11,316
Hancock Holding Co. (Banks)	510	21,981
Hanmi Financial Corp. (Banks)	255	8,900
Hannon Armstrong Sustainable, Inc. (Mortgage Real Estate Investment Trusts)	255	4,842
Harmonic, Inc.* (Communications Equipment)	867	4,335
Harsco Corp. (Machinery)	663	9,017
Hawaiian Holdings, Inc.* (Airlines)	357	20,349
HC2 Holdings, Inc.* (Construction & Engineering)	459	2,722
Headwaters, Inc.* (Construction Materials)	510	11,996
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	663	20,102
Healthcare Services Group, Inc. (Commercial Services & Supplies)	459	17,978
HealthEquity, Inc.* (Health Care Providers & Services)	306	12,398
HealthSouth Corp. (Health Care Providers & Services)	561	23,135
HealthStream, Inc.* (Health Care Technology)	204	5,110
Healthways, Inc.* (Health Care Providers & Services)	306	6,962
Heartland Express, Inc. (Road & Rail)	357	7,269
Hecla Mining Co. (Metals & Mining)	2,448	12,828
Helen of Troy, Ltd.* (Household Durables)	153	12,922
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	765	6,747
Heritage Commerce Corp. (Banks)	255	3,680
Heritage Financial Corp. (Banks)	255	6,566
Heritage Insurance Holdings, Inc. (Insurance)	255	3,996
Heritage Oaks Bancorp (Banks)	306	3,773
Herman Miller, Inc. (Commercial Services & Supplies)	408	13,954
Heron Therapeutics, Inc.* (Biotechnology)	255	3,341
Hersha Hospitality Trust (Equity Real Estate Investment Trusts)	306	6,579
HFF, Inc.—Class A (Real Estate Management & Development)	255	7,714
Hibbett Sports, Inc.* (Specialty Retail)	153	5,707
Hill International, Inc.* (Professional Services)	459	1,997
Hillenbrand, Inc. (Machinery)	357	13,691
Hilltop Holdings, Inc. (Banks)	510	15,198
HMS Holdings Corp.* (Health Care Technology)	561	10,188
HNI Corp. (Commercial Services & Supplies)	306	17,112
Home BancShares, Inc. (Banks)	765	21,244
HomeStreet, Inc.* (Thrifts & Mortgage Finance)	204	6,446
Hope Bancorp, Inc. (Banks)	510	11,164
Horace Mann Educators Corp. (Insurance)	255	10,914
Horizon Pharma PLC* (Pharmaceuticals)	1,020	16,503

See accompanying notes to financial statements.

164 :: ProFund VP UltraSmall-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Hornbeck Offshore Services, Inc.* (Energy Equipment & Services)	306	$2,209
Hortonworks, Inc.* (Internet Software & Services)	357	2,967
Houghton Mifflin Harcourt Co.* (Diversified Consumer Services)	816	8,854
Hovnanian Enterprises, Inc.*—Class A (Household Durables)	1,428	3,898
HRG Group, Inc.* (Household Products)	765	11,903
HSN, Inc. (Internet & Direct Marketing Retail)	204	6,997
Hub Group, Inc.*—Class A (Air Freight & Logistics)	204	8,925
Hubspot, Inc.* (Software)	204	9,588
Hudson Pacific Properties, Inc. (Equity Real Estate Investment Trusts)	510	17,738
IBERIABANK Corp. (Banks)	255	21,356
Iconix Brand Group, Inc.* (Textiles, Apparel & Luxury Goods)	408	3,811
IDACORP, Inc. (Electric Utilities)	306	24,648
Idera Pharmaceuticals, Inc.* (Biotechnology)	1,326	1,989
Ignyta, Inc.* (Biotechnology)	408	2,162
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	408	12,097
ILG, Inc. (Hotels, Restaurants & Leisure)	714	12,973
IMAX Corp.* (Media)	408	12,811
Immersion Corp.* (Technology Hardware, Storage & Peripherals)	357	3,795
ImmunoGen, Inc.* (Biotechnology)	867	1,769
Immunomedics, Inc.* (Biotechnology)	1,020	3,743
Impax Laboratories, Inc.* (Pharmaceuticals)	459	6,082
Imperva, Inc.* (Software)	204	7,834
INC Research Holdings, Inc.*—Class A (Life Sciences Tools & Services)	255	13,413
Independence Contract Drilling, Inc.* (Energy Equipment & Services)	408	2,734
Independence Realty Trust, Inc. (Equity Real Estate Investment Trusts)	408	3,639
Independent Bank Corp. (Banks)	153	10,779
Infinera Corp.* (Communications Equipment)	918	7,794
Infinity Pharmaceuticals, Inc.* (Biotechnology)	1,224	1,652
Information Services Group, Inc.* (IT Services)	510	1,856
InfraREIT, Inc. (Equity Real Estate Investment Trusts)	306	5,480
Ingevity Corp.* (Chemicals)	306	16,787
InnerWorkings, Inc.* (Commercial Services & Supplies)	357	3,516
Innospec, Inc. (Chemicals)	153	10,481
Innoviva, Inc.* (Pharmaceuticals)	561	6,003
Inovio Pharmaceuticals, Inc.* (Biotechnology)	510	3,539
Inphi Corp.* (Semiconductors & Semiconductor Equipment)	255	11,378
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	255	10,312
Insmed, Inc.* (Biotechnology)	459	6,073
Insulet Corp.* (Health Care Equipment & Supplies)	357	13,452
Insys Therapeutics, Inc.* (Biotechnology)	255	2,346
Integer Holdings Corp.* (Health Care Equipment & Supplies)	204	6,008
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	204	17,500
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	816	19,225
Inteliquent, Inc. (Diversified Telecommunication Services)	255	5,845
Intelsat S.A.* (Diversified Telecommunication Services)	663	1,770
InterDigital, Inc. (Communications Equipment)	204	18,635
Interface, Inc. (Commercial Services & Supplies)	459	8,514
International Bancshares Corp. (Banks)	357	14,566
International Seaways, Inc.* (Oil, Gas & Consumable Fuels)	102	1,432
International Speedway Corp.—Class A (Hotels, Restaurants & Leisure)	204	7,507
Intersect ENT, Inc.* (Pharmaceuticals)	255	3,086
Intersil Corp.—Class A (Semiconductors & Semiconductor Equipment)	867	19,334
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	255	3,848
Intralinks Holdings, Inc.* (Internet Software & Services)	408	5,516
Invacare Corp. (Health Care Equipment & Supplies)	306	3,993
InvenSense, Inc.* (Electronic Equipment, Instruments & Components)	663	8,480
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	714	10,424
Investment Technology Group, Inc. (Capital Markets)	255	5,034
Investors Bancorp, Inc. (Banks)	1,836	25,612
Investors Real Estate Trust (Equity Real Estate Investment Trusts)	918	6,545
Invitae Corp.* (Biotechnology)	255	2,025
InVivo Therapeutics Holdings Corp.* (Health Care Equipment & Supplies)	408	1,714
Iridium Communications, Inc.* (Diversified Telecommunication Services)	612	5,875
iRobot Corp.* (Household Durables)	204	11,925
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	867	13,256
Isle of Capri Casinos, Inc.* (Hotels, Restaurants & Leisure)	204	5,037
iStar Financial, Inc.* (Equity Real Estate Investment Trusts)	561	6,940
Itron, Inc.* (Electronic Equipment, Instruments & Components)	204	12,821
Ixia* (Communications Equipment)	510	8,211
IXYS Corp. (Semiconductors & Semiconductor Equipment)	255	3,035
j2 Global, Inc. (Internet Software & Services)	306	25,031
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	204	22,774
Janus Capital Group, Inc. (Capital Markets)	918	12,182
Jive Software, Inc.* (Software)	663	2,884
John Bean Technologies Corp. (Machinery)	204	17,534
Jones Energy, Inc.*—Class A (Oil, Gas & Consumable Fuels)	459	2,295
Joy Global, Inc. (Machinery)	612	17,136
K12, Inc.* (Diversified Consumer Services)	306	5,251
K2M Group Holdings, Inc.* (Health Care Equipment & Supplies)	204	4,088
Kaman Corp.—Class A (Trading Companies & Distributors)	204	9,982
KapStone Paper & Packaging Corp. (Paper & Forest Products)	561	12,370
Karyopharm Therapeutics, Inc.* (Biotechnology)	306	2,876
KB Home (Household Durables)	561	8,869
KCG Holdings, Inc.*—Class A (Capital Markets)	408	5,406

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 165

Common Stocks, continued

	Shares	Value
Kearny Financial Corp. (Thrifts & Mortgage Finance)	612	$9,517
Kelly Services, Inc.—Class A (Professional Services)	255	5,845
Kemper Corp. (Insurance)	255	11,297
Kennametal, Inc. (Machinery)	510	15,943
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	561	11,501
Keryx Biopharmaceuticals, Inc.* (Biotechnology)	663	3,885
Kforce, Inc. (Professional Services)	204	4,712
Kimball Electronics, Inc.* (Electronic Equipment, Instruments & Components)	255	4,641
Kimball International, Inc.—Class B (Commercial Services & Supplies)	306	5,373
Kindred Healthcare, Inc. (Health Care Providers & Services)	612	4,804
Kite Pharma, Inc.* (Biotechnology)	255	11,434
Kite Realty Group Trust (Equity Real Estate Investment Trusts)	510	11,975
KLX, Inc.* (Aerospace & Defense)	357	16,104
Knight Transportation, Inc. (Road & Rail)	459	15,169
Knoll, Inc. (Commercial Services & Supplies)	306	8,547
Knowles Corp.* (Electronic Equipment, Instruments & Components)	612	10,227
Kopin Corp.* (Semiconductors & Semiconductor Equipment)	867	2,462
Korn/Ferry International (Professional Services)	408	12,007
Kraton Performance Polymers, Inc.* (Chemicals)	204	5,810
Kratos Defense & Security Solutions, Inc.* (Aerospace & Defense)	561	4,151
Kronos Worldwide, Inc. (Chemicals)	357	4,263
La Quinta Holdings, Inc.* (Hotels, Restaurants & Leisure)	612	8,697
Ladder Capital Corp. (Mortgage Real Estate Investment Trusts)	306	4,198
Ladenburg Thalmann Financial Services, Inc.* (Capital Markets)	1,071	2,613
Lakeland Bancorp, Inc. (Banks)	306	5,967
Landec Corp.* (Food Products)	255	3,519
Lannett Co., Inc.* (Pharmaceuticals)	204	4,498
LaSalle Hotel Properties (Equity Real Estate Investment Trusts)	663	20,202
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	918	6,756
La-Z-Boy, Inc. (Household Durables)	306	9,501
LegacyTexas Financial Group, Inc. (Banks)	306	13,176
LendingClub Corp.* (Consumer Finance)	2,142	11,246
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	357	4,937
Lexington Realty Trust (Equity Real Estate Investment Trusts)	1,479	15,973
Liberty Braves Group*—Class C (Media)	255	5,250
Liberty Media Group*—Class A (Media)	204	6,395
Liberty Media Group*—Class C (Media)	357	11,185
Liberty TripAdvisor Holdings, Inc.*—Class A (Internet & Direct Marketing Retail)	459	6,908
LifeLock, Inc.* (Diversified Consumer Services)	561	13,419
Limelight Networks, Inc.* (Internet Software & Services)	1,275	3,213
Lion Biotechnologies, Inc.* (Biotechnology)	408	2,836
Lionbridge Technologies, Inc.* (IT Services)	612	3,550
Liquidity Services, Inc.* (Internet Software & Services)	306	2,984
Lithia Motors, Inc.—Class A (Specialty Retail)	153	14,815
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	153	23,221
LivePerson, Inc.* (Internet Software & Services)	510	3,851
LogMeIn, Inc. (Internet Software & Services)	153	14,772
Louisiana-Pacific Corp.* (Paper & Forest Products)	918	17,378
LSI Industries, Inc. (Electrical Equipment)	255	2,484
LTC Properties, Inc. (Equity Real Estate Investment Trusts)	255	11,980
Lumber Liquidators Holdings, Inc.* (Specialty Retail)	255	4,014
Lumentum Holdings, Inc.* (Communications Equipment)	357	13,798
Luminex Corp.* (Life Sciences Tools & Services)	306	6,190
M.D.C. Holdings, Inc. (Household Durables)	255	6,543
M/A-COM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	153	7,081
M/I Homes, Inc.* (Household Durables)	204	5,137
Macatawa Bank Corp. (Banks)	357	3,716
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	561	16,280
MacroGenics, Inc.* (Biotechnology)	255	5,212
Magellan Health, Inc.* (Health Care Providers & Services)	153	11,513
Maiden Holdings, Ltd. (Insurance)	459	8,010
MainSource Financial Group, Inc. (Banks)	204	7,018
MannKind Corp.* (Biotechnology)	2,907	1,851
ManTech International Corp.—Class A (IT Services)	153	6,464
Marchex, Inc.*—Class B (Internet Software & Services)	561	1,487
MarineMax, Inc.* (Specialty Retail)	204	3,947
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	153	12,982
Marten Transport, Ltd. (Road & Rail)	204	4,753
Masimo Corp.* (Health Care Equipment & Supplies)	255	17,187
Masonite International Corp.* (Building Products)	204	13,422
MasTec, Inc.* (Construction & Engineering)	459	17,557
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	510	13,138
Matrix Service Co.* (Energy Equipment & Services)	255	5,789
Matson, Inc. (Marine)	306	10,829
Matthews International Corp.—Class A (Commercial Services & Supplies)	204	15,677
MAXIMUS, Inc. (IT Services)	408	22,762
MaxLinear, Inc.*—Class A (Semiconductors & Semiconductor Equipment)	408	8,894
Maxwell Technologies, Inc.* (Electronic Equipment, Instruments & Components)	408	2,089
MB Financial, Inc. (Banks)	459	21,679
MBIA, Inc.* (Insurance)	918	9,823
McDermott International, Inc.* (Energy Equipment & Services)	1,632	12,060
McGrath RentCorp (Commercial Services & Supplies)	153	5,996
MDC Partners, Inc.—Class A (Media)	357	2,338
Media General, Inc.* (Media)	714	13,445
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	1,479	18,192
MediciNova, Inc.* (Biotechnology)	357	2,153

See accompanying notes to financial statements.

166 :: ProFund VP UltraSmall-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Medidata Solutions, Inc.* (Health Care Technology)	357	$17,731
MeetMe, Inc.* (Internet Software & Services)	510	2,514
Mentor Graphics Corp. (Software)	663	24,458
Mercury Systems, Inc.* (Aerospace & Defense)	255	7,706
Meredith Corp. (Media)	255	15,083
Meridian Bancorp, Inc. (Thrifts & Mortgage Finance)	357	6,747
Meridian Bioscience, Inc. (Health Care Equipment & Supplies)	306	5,416
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	306	8,109
Meritage Homes Corp.* (Household Durables)	255	8,874
Meritor, Inc.* (Machinery)	663	8,234
Merrimack Pharmaceuticals, Inc.* (Biotechnology)	918	3,745
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	255	10,544
MGE Energy, Inc. (Electric Utilities)	204	13,321
MGIC Investment Corp.* (Thrifts & Mortgage Finance)	2,193	22,347
Microsemi Corp.* (Semiconductors & Semiconductor Equipment)	714	38,535
MiMedx Group, Inc.* (Biotechnology)	765	6,778
Minerals Technologies, Inc. (Chemicals)	204	15,759
Mitek System, Inc.* (Software)	357	2,196
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	357	21,206
Mobile Mini, Inc. (Commercial Services & Supplies)	306	9,257
MobileIron, Inc.* (Software)	663	2,486
Model N, Inc.* (Software)	204	1,805
Modine Manufacturing Co.* (Auto Components)	408	6,079
Molina Healthcare, Inc.* (Health Care Providers & Services)	255	13,835
Momenta Pharmaceuticals, Inc.* (Biotechnology)	510	7,676
MoneyGram International, Inc.* (IT Services)	357	4,216
Monmouth Real Estate Investment Corp.— Class A (Equity Real Estate Investment Trusts)	459	6,995
Monogram Residential Trust, Inc. (Equity Real Estate Investment Trusts)	1,071	11,588
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	255	20,892
Monotype Imaging Holdings, Inc. (Software)	306	6,074
Monro Muffler Brake, Inc. (Specialty Retail)	204	11,669
Moog, Inc.*—Class A (Aerospace & Defense)	204	13,399
MRC Global, Inc.* (Trading Companies & Distributors)	612	12,399
MSA Safety, Inc. (Commercial Services & Supplies)	204	14,143
MSG Networks, Inc.*—Class A (Media)	408	8,772
MTGE Investment Corp. (Mortgage Real Estate Investment Trusts)	357	5,605
Mueller Industries, Inc. (Machinery)	357	14,266
Mueller Water Products, Inc.—Class A (Machinery)	1,020	13,576
Myriad Genetics, Inc.* (Biotechnology)	408	6,801
Nanometrics, Inc.* (Semiconductors & Semiconductor Equipment)	204	5,112
Natera, Inc.* (Biotechnology)	255	2,986
National Bank Holdings Corp. (Banks)	204	6,506
National CineMedia, Inc. (Media)	459	6,761
National General Holdings Corp. (Insurance)	357	8,921
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	255	18,913
National Storage Affiliates Trust (Equity Real Estate Investment Trusts)	204	4,502
Nationstar Mortgage Holdings, Inc.* (Thrifts & Mortgage Finance)	306	5,526
Natus Medical, Inc.* (Health Care Equipment & Supplies)	204	7,099
Nautilus, Inc.* (Leisure Products)	255	4,718
Navigant Consulting, Inc.* (Professional Services)	357	9,346
Navios Maritime Acquisition Corp. (Oil, Gas & Consumable Fuels)	1,224	2,081
Navistar International Corp.* (Machinery)	408	12,799
NBT Bancorp, Inc. (Banks)	306	12,815
NCI Building Systems, Inc.* (Building Products)	255	3,991
Nektar Therapeutics* (Pharmaceuticals)	816	10,012
Neogen Corp.* (Health Care Equipment & Supplies)	255	16,830
NeoGenomics, Inc.* (Life Sciences Tools & Services)	459	3,934
NeoPhotonics Corp.* (Semiconductors & Semiconductor Equipment)	306	3,308
NETGEAR, Inc.* (Communications Equipment)	204	11,087
NetScout Systems, Inc.* (Communications Equipment)	612	19,278
NeuStar, Inc.*—Class A (IT Services)	357	11,924
Nevro Corp.* (Health Care Equipment & Supplies)	153	11,117
New Jersey Resources Corp. (Gas Utilities)	510	18,105
New Media Investment Group, Inc. (Media)	306	4,893
New Residential Investment Corp. (Mortgage Real Estate Investment Trusts)	1,377	21,647
New Senior Investment Group, Inc. (Equity Real Estate Investment Trusts)	561	5,492
New York Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts)	816	5,386
New York REIT, Inc. (Equity Real Estate Investment Trusts)	1,071	10,839
Newpark Resources, Inc.* (Energy Equipment & Services)	714	5,355
NewStar Financial, Inc.* (Diversified Financial Services)	255	2,359
Nexstar Broadcasting Group, Inc.—Class A (Media)	204	12,913
NIC, Inc. (Internet Software & Services)	408	9,751
NII Holdings, Inc.* (Wireless Telecommunication Services)	663	1,425
Nimble Storage, Inc.* (Technology Hardware, Storage & Peripherals)	510	4,039
NMI Holdings, Inc.*—Class A (Thrifts & Mortgage Finance)	510	5,432
NN, Inc. (Machinery)	204	3,886
Nobilis Health Corp.* (Health Care Providers & Services)	816	1,714
Nordic American Tankers, Ltd. (Oil, Gas & Consumable Fuels)	612	5,141
Northern Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	510	1,403
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	306	6,111
NorthStar Realty Europe Corp. (Equity Real Estate Investment Trusts)	459	5,770

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 167

Common Stocks, continued

	Shares	Value
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	663	$11,954
Northwest Natural Gas Co. (Gas Utilities)	153	9,149
NorthWestern Corp. (Multi-Utilities)	306	17,402
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	255	5,355
Novavax, Inc.* (Biotechnology)	1,734	2,185
Novocure, Ltd.* (Health Care Equipment & Supplies)	408	3,203
NOW, Inc.* (Trading Companies & Distributors)	663	13,572
NRG Yield, Inc.—Class A (Independent Power & Renewable Electricity Producers)	306	4,700
NRG Yield, Inc.—Class C (Independent Power & Renewable Electricity Producers)	459	7,252
Nutrisystem, Inc. (Internet & Direct Marketing Retail)	204	7,069
NuVasive, Inc.* (Health Care Equipment & Supplies)	306	20,611
NxStage Medical, Inc.* (Health Care Equipment & Supplies)	408	10,694
Oasis Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	1,122	16,987
Oclaro, Inc.* (Communications Equipment)	816	7,303
Ocwen Financial Corp.* (Thrifts & Mortgage Finance)	1,377	7,422
Office Depot, Inc. (Specialty Retail)	3,570	16,136
OFG Bancorp (Banks)	408	5,345
Oil States International, Inc.* (Energy Equipment & Services)	357	13,923
Old National Bancorp (Banks)	867	15,736
Old Second Bancorp, Inc. (Banks)	357	3,945
Olin Corp. (Chemicals)	1,020	26,122
OM Asset Management PLC (Capital Markets)	306	4,437
Omeros Corp.* (Pharmaceuticals)	306	3,036
Omnicell, Inc.* (Health Care Technology)	255	8,645
OMNOVA Solutions, Inc.* (Chemicals)	408	4,080
On Assignment, Inc.* (Professional Services)	306	13,513
On Deck Capital, Inc.* (Diversified Financial Services)	510	2,361
ONE Gas, Inc. (Gas Utilities)	306	19,572
Ophthotech Corp.* (Biotechnology)	204	985
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	510	4,478
ORBCOMM, Inc.* (Diversified Telecommunication Services)	510	4,218
Organovo Holdings, Inc.* (Biotechnology)	867	2,939
Orion Marine Group, Inc.* (Construction & Engineering)	408	4,060
Oritani Financial Corp. (Thrifts & Mortgage Finance)	306	5,738
Ormat Technologies, Inc. (Independent Power & Renewable Electricity Producers)	255	13,672
Otonomy, Inc.* (Biotechnology)	204	3,244
Otter Tail Corp. (Electric Utilities)	255	10,404
OvaScience, Inc.* (Biotechnology)	408	624
Overseas Shipholding Group, Inc.—Class A (Oil, Gas & Consumable Fuels)	306	1,172
Owens & Minor, Inc. (Health Care Providers & Services)	408	14,397
Oxford Immunotec Global PLC* (Health Care Equipment & Supplies)	255	3,812
P.H. Glatfelter Co. (Paper & Forest Products)	306	7,310
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	561	2,132
Pacific Ethanol, Inc.* (Oil, Gas & Consumable Fuels)	408	3,876
Pacific Premier Bancorp, Inc.* (Banks)	204	7,211
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	255	8,237
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)	153	13,094
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	255	3,708
PAREXEL International Corp.* (Life Sciences Tools & Services)	306	20,110
Park Sterling Corp. (Banks)	459	4,953
Parker Drilling Co.* (Energy Equipment & Services)	1,224	3,182
Parkway, Inc.* (Equity Real Estate Investment Trusts)	153	3,404
Party City Holdco, Inc.* (Specialty Retail)	255	3,621
Pattern Energy Group, Inc. (Independent Power & Renewable Electricity Producers)	408	7,748
Paycom Software, Inc.* (Software)	306	13,920
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	306	22,209
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	255	5,750
PDL BioPharma, Inc. (Biotechnology)	1,377	2,919
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	459	13,655
Pegasystems, Inc. (Software)	255	9,180
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	510	7,033
Pennsylvania Real Estate Investment Trust (Equity Real Estate Investment Trusts)	459	8,703
PennyMac Mortgage Investment Trust (Mortgage Real Estate Investment Trusts)	459	7,514
Penumbra, Inc.* (Health Care Equipment & Supplies)	153	9,761
Perficient, Inc.* (IT Services)	255	4,460
Performance Food Group Co.* (Food & Staples Retailing)	255	6,120
PGT, Inc.* (Building Products)	408	4,672
PharmAthene, Inc.* (Biotechnology)	867	2,818
PharMerica Corp.* (Health Care Providers & Services)	204	5,131
PHH Corp.* (Thrifts & Mortgage Finance)	408	6,185
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	510	5,763
Physicians Realty Trust (Equity Real Estate Investment Trusts)	867	16,438
Pier 1 Imports, Inc. (Specialty Retail)	663	5,662
Pinnacle Entertainment, Inc.* (Hotels, Restaurants & Leisure)	459	6,656
Pinnacle Financial Partners, Inc. (Banks)	255	17,672
Pioneer Energy Services Corp.* (Energy Equipment & Services)	663	4,542
Planet Payment, Inc.* (IT Services)	510	2,081
Plantronics, Inc. (Communications Equipment)	204	11,171
Plexus Corp.* (Electronic Equipment, Instruments & Components)	204	11,024
Plug Power, Inc.* (Electrical Equipment)	1,734	2,081
Ply Gem Holdings, Inc.* (Building Products)	204	3,315
PNM Resources, Inc. (Electric Utilities)	510	17,493
PolyOne Corp. (Chemicals)	510	16,340
Portland General Electric Co. (Electric Utilities)	561	24,308
Portola Pharmaceuticals, Inc.* (Biotechnology)	357	8,011
Potbelly Corp.* (Hotels, Restaurants & Leisure)	255	3,290

See accompanying notes to financial statements.

168 :: ProFund VP UltraSmall-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Potlatch Corp. (Equity Real Estate Investment Trusts)	255	$10,621
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	204	13,841
PRA Group, Inc.* (Consumer Finance)	306	11,965
PRA Health Sciences, Inc.* (Life Sciences Tools & Services)	153	8,433
Preferred Apartment Communities, Inc.— Class A (Equity Real Estate Investment Trusts)	204	3,042
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	306	15,942
Primerica, Inc. (Insurance)	306	21,159
Primoris Services Corp. (Construction & Engineering)	306	6,971
PrivateBancorp, Inc. (Banks)	510	27,637
Progenics Pharmaceuticals, Inc.* (Biotechnology)	663	5,728
Progress Software Corp. (Software)	357	11,399
Proofpoint, Inc.* (Software)	255	18,016
PROS Holdings, Inc.* (Software)	204	4,390
Prosperity Bancshares, Inc. (Banks)	408	29,286
Prothena Corp. PLC* (Biotechnology)	255	12,543
Proto Labs, Inc.* (Machinery)	153	7,857
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	408	11,546
PTC Therapeutics, Inc.* (Biotechnology)	357	3,895
Puma Biotechnology, Inc.* (Biotechnology)	204	6,263
Pure Storage, Inc.*—Class A (Technology Hardware, Storage & Peripherals)	459	5,191
Q2 Holdings, Inc.* (Internet Software & Services)	204	5,885
QTS Realty Trust, Inc.—Class A (Equity Real Estate Investment Trusts)	306	15,193
Quad/Graphics, Inc. (Commercial Services & Supplies)	204	5,484
Quality Systems, Inc.* (Health Care Technology)	408	5,365
Qualys, Inc.* (Software)	204	6,457
Quanex Building Products Corp. (Building Products)	255	5,177
Quidel Corp.* (Health Care Equipment & Supplies)	204	4,370
QuinStreet, Inc.* (Internet Software & Services)	612	2,301
Quorum Health Corp.* (Health Care Providers & Services)	306	2,225
Quotient Technology, Inc.* (Internet Software & Services)	459	4,934
Radian Group, Inc. (Thrifts & Mortgage Finance)	1,377	24,758
Radiant Logistics, Inc.* (Air Freight & Logistics)	561	2,188
Radio One, Inc.*—Class D (Media)	510	1,479
RadiSys Corp.* (Electronic Equipment, Instruments & Components)	459	2,033
Radius Health, Inc.* (Biotechnology)	204	7,758
RadNet, Inc.* (Health Care Providers & Services)	459	2,961
RAIT Financial Trust (Equity Real Estate Investment Trusts)	918	3,084
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	714	9,832
Ramco-Gershenson Properties Trust (Equity Real Estate Investment Trusts)	510	8,456
Raven Industries, Inc. (Industrial Conglomerates)	255	6,426
Rayonier Advanced Materials, Inc. (Chemicals)	357	5,519
RBC Bearings, Inc.* (Machinery)	153	14,200
Real Industry, Inc.* (Metals & Mining)	306	1,867
RealNetworks, Inc.* (Internet Software & Services)	408	1,983
RealPage, Inc.* (Software)	357	10,710
Red Rock Resorts, Inc.—Class A (Hotels, Restaurants & Leisure)	204	4,731
Redwood Trust, Inc. (Mortgage Real Estate Investment Trusts)	510	7,757
Regis Corp.* (Diversified Consumer Services)	306	4,443
Regulus Therapeutics, Inc.* (Biotechnology)	459	1,033
Renasant Corp. (Banks)	255	10,766
Renewable Energy Group, Inc.* (Oil, Gas & Consumable Fuels)	408	3,958
Rent-A-Center, Inc. (Specialty Retail)	408	4,590
Repligen Corp.* (Biotechnology)	255	7,859
Republic First Bancorp, Inc.* (Banks)	510	4,259
Resource Capital Corp. (Mortgage Real Estate Investment Trusts)	255	2,124
Resources Connection, Inc. (Professional Services)	306	5,891
Restoration Hardware Holdings, Inc.* (Specialty Retail)	255	7,829
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts)	612	12,932
RetailMeNot, Inc.* (Internet Software & Services)	357	3,320
Retrophin, Inc.* (Biotechnology)	255	4,827
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts)	459	10,644
Rexnord Corp.* (Machinery)	561	10,990
Rigel Pharmaceuticals, Inc.* (Biotechnology)	1,071	2,549
Ring Energy, Inc.* (Oil, Gas & Consumable Fuels)	357	4,637
RingCentral, Inc.*—Class A (Software)	408	8,405
RLI Corp. (Insurance)	255	16,098
RLJ Lodging Trust (Equity Real Estate Investment Trusts)	765	18,735
Roadrunner Transportation Systems, Inc.* (Road & Rail)	357	3,709
Rockwell Medical, Inc.* (Health Care Equipment & Supplies)	459	3,006
RPX Corp.* (Professional Services)	408	4,406
RSP Permian, Inc.* (Oil, Gas & Consumable Fuels)	510	22,755
RTI Surgical, Inc.* (Health Care Equipment & Supplies)	663	2,155
Ruby Tuesday, Inc.* (Hotels, Restaurants & Leisure)	663	2,141
Rudolph Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	255	5,954
Rush Enterprises, Inc.*—Class A (Trading Companies & Distributors)	204	6,508
Ruth’s Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	255	4,667
Ryman Hospitality Properties, Inc. (Equity Real Estate Investment Trusts)	255	16,068
S&T Bancorp, Inc. (Banks)	255	9,955
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	459	11,209
Sage Therapeutics, Inc.* (Biotechnology)	204	10,416
Saia, Inc.* (Road & Rail)	204	9,007
Sanchez Energy Corp.* (Oil, Gas & Consumable Fuels)	459	4,145
Sandy Spring Bancorp, Inc. (Banks)	153	6,118
Sangamo BioSciences, Inc.* (Biotechnology)	612	1,867

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 169

Common Stocks, continued

	Shares	Value
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	459	$16,822
Sapiens International Corp. N.V. (Software)	255	3,657
Sarepta Therapeutics, Inc.* (Biotechnology)	306	8,394
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	153	6,174
Schnitzer Steel Industries, Inc.—Class A (Metals & Mining)	204	5,243
Scholastic Corp. (Media)	204	9,688
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	204	9,288
SciClone Pharmaceuticals, Inc.* (Pharmaceuticals)	357	3,856
Science Applications International Corp. (IT Services)	255	21,624
Scientific Games Corp.*—Class A (Hotels, Restaurants & Leisure)	408	5,712
Scorpio Bulkers, Inc.* (Marine)	663	3,348
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	1,224	5,545
Seacoast Banking Corp. of Florida* (Banks)	255	5,625
Seadrill, Ltd.* (Energy Equipment & Services)	2,550	8,696
SeaWorld Entertainment, Inc. (Hotels, Restaurants & Leisure)	459	8,689
Select Comfort Corp.* (Specialty Retail)	306	6,922
Select Income REIT (Equity Real Estate Investment Trusts)	408	10,282
Select Medical Holdings Corp.* (Health Care Providers & Services)	714	9,461
Selective Insurance Group, Inc. (Insurance)	357	15,369
SemGroup Corp.—Class A (Oil, Gas & Consumable Fuels)	306	12,776
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	408	12,872
Senseonics Holdings, Inc.* (Health Care Equipment & Supplies)	459	1,226
Sensient Technologies Corp. (Chemicals)	255	20,038
Sequential Brands Group, Inc.* (Textiles, Apparel & Luxury Goods)	357	1,671
Seritage Growth Properties—Class A (Equity Real Estate Investment Trusts)	153	6,535
ServiceSource International, Inc.* (IT Services)	663	3,766
ServisFirst Bancshares, Inc. (Banks)	306	11,457
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	306	8,354
Ship Finance International, Ltd. (Oil, Gas & Consumable Fuels)	408	6,059
ShoreTel, Inc.* (Communications Equipment)	561	4,011
Shutterfly, Inc.* (Internet & Direct Marketing Retail)	204	10,237
Sigma Designs, Inc.* (Semiconductors & Semiconductor Equipment)	408	2,448
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	255	16,575
Silver Bay Realty Trust Corp. (Equity Real Estate Investment Trusts)	255	4,371
Silver Spring Networks, Inc.* (Software)	306	4,073
Simmons First National Corp.—Class A (Banks)	204	12,679
Simpson Manufacturing Co., Inc. (Building Products)	255	11,156
Sinclair Broadcast Group, Inc.—Class A (Media)	408	13,607
SkyWest, Inc. (Airlines)	357	13,013
Smart & Final Stores, Inc.* (Food & Staples Retailing)	204	2,876
Smith & Wesson Holding Corp.* (Leisure Products)	357	7,526
Snyder’s-Lance, Inc. (Food Products)	510	19,554
Sonic Automotive, Inc.—Class A (Specialty Retail)	255	5,840
Sonic Corp. (Hotels, Restaurants & Leisure)	306	8,112
Sonus Networks, Inc.* (Communications Equipment)	408	2,570
Sorrento Therapeutics, Inc.* (Biotechnology)	357	1,749
Sotheby’s*—Class A (Diversified Consumer Services)	357	14,230
South Jersey Industries, Inc. (Gas Utilities)	510	17,182
South State Corp. (Banks)	153	13,372
Southside Bancshares, Inc. (Banks)	204	7,685
Southwest Gas Corp. (Gas Utilities)	306	23,447
Spartan Motors, Inc. (Auto Components)	408	3,774
SpartanNash Co. (Food & Staples Retailing)	255	10,083
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	561	2,485
Spire, Inc. (Gas Utilities)	255	16,460
Sportsman’s Warehouse Holdings, Inc.* (Specialty Retail)	306	2,873
SPX Corp.* (Machinery)	306	7,258
SPX FLOW, Inc.* (Machinery)	255	8,175
STAAR Surgical Co.* (Health Care Equipment & Supplies)	459	4,980
STAG Industrial, Inc. (Equity Real Estate Investment Trusts)	459	10,956
Stage Stores, Inc. (Specialty Retail)	408	1,783
State Bank Financial Corp. (Banks)	255	6,849
State National Cos., Inc. (Insurance)	306	4,241
Steelcase, Inc.—Class A (Commercial Services & Supplies)	561	10,042
Stein Mart, Inc. (Specialty Retail)	357	1,956
Sterling Bancorp (Banks)	816	19,094
Steven Madden, Ltd.* (Textiles, Apparel & Luxury Goods)	408	14,585
Stewart Information Services Corp. (Insurance)	153	7,050
Stifel Financial Corp.* (Capital Markets)	408	20,379
Stillwater Mining Co.* (Metals & Mining)	816	13,146
Stoneridge, Inc.* (Auto Components)	255	4,511
Stratasys, Ltd.* (Technology Hardware, Storage & Peripherals)	357	5,905
Sucampo Pharmaceuticals, Inc.*—Class A (Pharmaceuticals)	255	3,455
Summit Hotel Properties, Inc. (Equity Real Estate Investment Trusts)	612	9,810
Summit Materials, Inc.*—Class A (Construction Materials)	408	9,706
Sun Hydraulics Corp. (Machinery)	153	6,115
SunCoke Energy, Inc.* (Metals & Mining)	561	6,362
Sunrun, Inc.* (Electrical Equipment)	561	2,979
Sunstone Hotel Investors, Inc. (Equity Real Estate Investment Trusts)	1,377	21,000
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	255	7,153
Superior Industries International, Inc. (Auto Components)	204	5,375
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	357	9,014
SUPERVALU, Inc.* (Food & Staples Retailing)	1,785	8,336
Surgical Care Affiliates, Inc.* (Health Care Providers & Services)	204	9,439
Swift Transportation Co.* (Road & Rail)	510	12,423
Sykes Enterprises, Inc.* (IT Services)	255	7,359

See accompanying notes to financial statements.

170 :: ProFund VP UltraSmall-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	255	$13,663
Synchronoss Technologies, Inc.* (Software)	255	9,767
Synergy Pharmaceuticals, Inc.* (Biotechnology)	1,377	8,386
Synergy Resources Corp.* (Oil, Gas & Consumable Fuels)	1,224	10,906
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	204	24,688
Syntel, Inc. (IT Services)	204	4,037
Synthetic Biologics, Inc.* (Biotechnology)	1,071	817
Tailored Brands, Inc. (Specialty Retail)	408	10,424
Take-Two Interactive Software, Inc.* (Software)	510	25,138
Tangoe, Inc.* (Software)	306	2,411
TASER International, Inc.* (Aerospace & Defense)	357	8,654
Taylor Morrison Home Corp.*—Class A (Household Durables)	255	4,911
Team Health Holdings, Inc.* (Health Care Providers & Services)	408	17,727
Team, Inc.* (Commercial Services & Supplies)	204	8,007
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	204	17,275
Teekay Corp. (Oil, Gas & Consumable Fuels)	408	3,276
Teekay Tankers, Ltd.—Class A (Oil, Gas & Consumable Fuels)	1,071	2,420
Teledyne Technologies, Inc.* (Aerospace & Defense)	204	25,091
Telenav, Inc.* (Software)	408	2,876
Teligent, Inc.* (Pharmaceuticals)	459	3,034
Tenneco, Inc.* (Auto Components)	357	22,302
TerraForm Global, Inc.—Class A (Independent Power & Renewable Electricity Producers)	969	3,828
Terraform Power, Inc.* (Independent Power & Renewable Electricity Producers)	663	8,493
TerraVia Holdings, Inc.* (Chemicals)	969	1,114
Terreno Realty Corp. (Equity Real Estate Investment Trusts)	306	8,718
TESARO, Inc.* (Biotechnology)	153	20,575
Tesco Corp.* (Energy Equipment & Services)	408	3,366
Tessera Holding Corp. (Semiconductors & Semiconductor Equipment)	306	13,525
Tetra Tech, Inc. (Commercial Services & Supplies)	357	15,405
TETRA Technologies, Inc.* (Energy Equipment & Services)	663	3,328
Tetraphase Pharmaceuticals, Inc.* (Pharmaceuticals)	510	2,055
Texas Capital Bancshares, Inc.* (Banks)	306	23,990
Texas Roadhouse, Inc.—Class A (Hotels, Restaurants & Leisure)	408	19,681
Textainer Group Holdings, Ltd. (Trading Companies & Distributors)	255	1,900
TG Therapeutics, Inc.* (Biotechnology)	408	1,897
The Advisory Board Co.* (Professional Services)	255	8,479
The Andersons, Inc. (Food & Staples Retailing)	204	9,119
The Bancorp, Inc.* (Banks)	408	3,207
The Brink’s Co. (Commercial Services & Supplies)	306	12,623
The Buckle, Inc. (Specialty Retail)	204	4,651
The Cato Corp.—Class A (Specialty Retail)	204	6,136
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	306	18,322
The Chemours Co. (Chemicals)	1,173	25,912
The E.W. Scripps Co.*—Class A (Media)	408	7,887
The Ensign Group, Inc. (Health Care Providers & Services)	357	7,929
The Finish Line, Inc.—Class A (Specialty Retail)	306	5,756
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	459	16,492
The Greenbrier Cos., Inc. (Machinery)	204	8,476
The Hackett Group, Inc. (IT Services)	204	3,603
The KEYW Holding Corp.* (Aerospace & Defense)	357	4,209
The Manitowoc Co., Inc.* (Machinery)	969	5,795
The Medicines Co.* (Pharmaceuticals)	408	13,848
The New York Times Co.—Class A (Media)	816	10,853
The Rubicon Project, Inc.* (Software)	306	2,271
The Spectranetics Corp.* (Health Care Equipment & Supplies)	306	7,497
The St Joe Co.* (Real Estate Management & Development)	357	6,783
TherapeuticsMD, Inc.* (Pharmaceuticals)	1,020	5,885
Theravance Biopharma, Inc.* (Pharmaceuticals)	255	8,129
Thermon Group Holdings, Inc.* (Electrical Equipment)	255	4,868
Third Point Reinsurance, Ltd.* (Insurance)	510	5,891
Tidewater, Inc.* (Energy Equipment & Services)	561	1,913
Tier REIT, Inc. (Equity Real Estate Investment Trusts)	357	6,208
Tile Shop Holdings, Inc.* (Specialty Retail)	255	4,985
Time, Inc. (Media)	663	11,835
TimkenSteel Corp.* (Metals & Mining)	357	5,526
Tiptree Financial, Inc.—Class A (Diversified Financial Services)	408	2,509
Titan International, Inc. (Machinery)	459	5,145
TiVo Corp.* (Software)	816	17,054
TopBuild Corp.* (Household Durables)	255	9,078
TowneBank (Banks)	357	11,870
TransEnterix, Inc.* (Health Care Equipment & Supplies)	1,326	1,724
Travelport Worldwide, Ltd. (IT Services)	765	10,787
Tredegar Corp. (Chemicals)	204	4,896
Trevena, Inc.* (Biotechnology)	459	2,699
Trex Co., Inc.* (Building Products)	204	13,137
TRI Pointe Group, Inc.* (Household Durables)	969	11,124
TriMas Corp.* (Machinery)	306	7,191
TriNet Group, Inc.* (Professional Services)	306	7,840
Trinseo SA (Chemicals)	204	12,097
Triple-S Management Corp.* (Health Care Providers & Services)	204	4,223
Triumph Group, Inc. (Aerospace & Defense)	306	8,109
tronc, Inc. (Media)	255	3,537
Tronox, Ltd.—Class A (Chemicals)	663	6,836
Trovagene, Inc.* (Biotechnology)	408	857
TrueBlue, Inc.* (Professional Services)	306	7,543
TrueCar, Inc.* (Internet Software & Services)	459	5,738
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	714	6,248
Trustmark Corp. (Banks)	459	16,363
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	561	7,646
Tuesday Morning Corp.* (Multiline Retail)	459	2,479
Tutor Perini Corp.* (Construction & Engineering)	255	7,140
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	408	23,125
Ubiquiti Networks, Inc.* (Communications Equipment)	204	11,791
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	408	3,958

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 171

Common Stocks, continued

	Shares	Value
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	255	$17,929
UMB Financial Corp. (Banks)	306	23,599
UMH Properties, Inc. (Equity Real Estate Investment Trusts)	255	3,838
Umpqua Holdings Corp. (Banks)	1,377	25,860
Union Bankshares Corp. (Banks)	306	10,936
Unisys Corp.* (IT Services)	459	6,862
Unit Corp.* (Energy Equipment & Services)	357	9,593
United Bankshares, Inc. (Banks)	408	18,870
United Community Banks, Inc. (Banks)	459	13,596
United Community Financial Corp. (Thrifts & Mortgage Finance)	459	4,103
United Financial Bancorp, Inc. (Thrifts & Mortgage Finance)	408	7,409
United Natural Foods, Inc.* (Food & Staples Retailing)	306	14,602
Univar, Inc.* (Trading Companies & Distributors)	306	8,681
Universal American Corp.* (Health Care Providers & Services)	510	5,075
Universal Corp. (Tobacco)	153	9,754
Universal Display Corp.* (Electronic Equipment, Instruments & Components)	255	14,357
Universal Insurance Holdings, Inc. (Insurance)	255	7,242
Urban Edge Properties (Equity Real Estate Investment Trusts)	561	15,433
Urstadt Biddle Properties, Inc.—Class A (Equity Real Estate Investment Trusts)	204	4,918
USA Technologies, Inc.* (Technology Hardware, Storage & Peripherals)	510	2,193
Valhi, Inc. (Chemicals)	816	2,823
Valley National Bancorp (Banks)	1,581	18,403
Vanda Pharmaceuticals, Inc.* (Biotechnology)	306	4,881
VASCO Data Security International, Inc.* (Software)	255	3,481
Vector Group, Ltd. (Tobacco)	561	12,757
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	306	8,920
Verint Systems, Inc.* (Software)	408	14,382
Versartis, Inc.* (Biotechnology)	255	3,800
ViaSat, Inc.* (Communications Equipment)	255	16,886
Viavi Solutions, Inc.* (Communications Equipment)	1,530	12,515
VirnetX Holding Corp.* (Software)	561	1,234
Virtu Financial, Inc.—Class A (Capital Markets)	204	3,254
Virtusa Corp.* (IT Services)	204	5,124
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	867	14,045
Vital Therapies, Inc.* (Biotechnology)	306	1,331
Vitamin Shoppe, Inc.* (Specialty Retail)	204	4,845
Vivint Solar, Inc.* (Independent Power & Renewable Electricity Producers)	510	1,301
Vocera Communications, Inc.* (Health Care Technology)	255	4,715
Vonage Holdings Corp.* (Diversified Telecommunication Services)	1,326	9,083
W&T Offshore, Inc.* (Oil, Gas & Consumable Fuels)	765	2,119
Wabash National Corp.* (Machinery)	459	7,261
Waddell & Reed Financial, Inc.—Class A (Capital Markets)	510	9,950
WageWorks, Inc.* (Professional Services)	255	18,487
Walker & Dunlop, Inc.* (Thrifts & Mortgage Finance)	204	6,365
Washington Federal, Inc. (Thrifts & Mortgage Finance)	561	19,270
Washington Prime Group, Inc. (Equity Real Estate Investment Trusts)	1,173	12,211
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	459	15,005
Waterstone Financial, Inc. (Thrifts & Mortgage Finance)	204	3,754
Watts Water Technologies, Inc.—Class A (Machinery)	204	13,301
Wayfair, Inc.*—Class A (Internet & Direct Marketing Retail)	204	7,150
Web.com Group, Inc.* (Internet Software & Services)	306	6,472
WebMD Health Corp.* (Internet Software & Services)	255	12,640
Webster Financial Corp. (Banks)	561	30,450
Weight Watchers International, Inc.* (Diversified Consumer Services)	255	2,920
Werner Enterprises, Inc. (Road & Rail)	306	8,247
WesBanco, Inc. (Banks)	255	10,980
Wesco Aircraft Holdings, Inc.* (Aerospace & Defense)	408	6,100
West Corp. (Commercial Services & Supplies)	306	7,577
Westamerica Bancorp (Banks)	153	9,628
Western Asset Mortgage Capital Corp. (Mortgage Real Estate Investment Trusts)	357	3,595
Western Refining, Inc. (Oil, Gas & Consumable Fuels)	459	17,373
WGL Holdings, Inc. (Gas Utilities)	306	23,342
Whitestone REIT (Equity Real Estate Investment Trusts)	255	3,667
Willbros Group, Inc.* (Energy Equipment & Services)	663	2,148
William Lyon Homes*—Class A (Household Durables)	204	3,882
Windstream Holdings, Inc. (Diversified Telecommunication Services)	714	5,234
Winnebago Industries, Inc. (Automobiles)	204	6,457
Wintrust Financial Corp. (Banks)	306	22,206
WisdomTree Investments, Inc. (Capital Markets)	765	8,522
WMIH Corp.* (Insurance)	1,683	2,609
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	612	13,433
Woodward, Inc. (Machinery)	306	21,129
World Wrestling Entertainment, Inc.—Class A (Media)	255	4,692
Worthington Industries, Inc. (Metals & Mining)	306	14,517
Wright Medical Group N.V.* (Health Care Equipment & Supplies)	663	15,236
WSFS Financial Corp. (Thrifts & Mortgage Finance)	204	9,455
Xactly Corp.* (Internet Software & Services)	204	2,244
Xcerra Corp.* (Semiconductors & Semiconductor Equipment)	510	3,896
Xencor, Inc.* (Biotechnology)	255	6,712
Xenia Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	663	12,875
Xenith Bankshares, Inc.* (Banks)	102	2,876
XO Group, Inc.* (Internet Software & Services)	204	3,968
XPO Logistics, Inc.* (Air Freight & Logistics)	612	26,413
Yadkin Financial Corp. (Banks)	357	12,231
YRC Worldwide, Inc.* (Road & Rail)	306	4,064
Zafgen, Inc.* (Biotechnology)	357	1,135
ZAGG, Inc.* (Household Durables)	408	2,897

See accompanying notes to financial statements.

172 :: ProFund VP UltraSmall-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Zeltiq Aesthetics, Inc.* (Health Care Equipment & Supplies)	255	$11,098
Zendesk, Inc.* (Software)	510	10,812
ZIOPHARM Oncology, Inc.* (Biotechnology)	918	4,911
ZixCorp.* (Software)	612	3,023
Zogenix, Inc.* (Pharmaceuticals)	306	3,718
TOTAL COMMON STOCKS (Cost $6,910,710)		10,669,766

Contingent Rights(NM)
Chelsea Therapeutics International, Ltd.*+^(a) (Biotechnology)	1,360	—
Dyax Corp.*+^(b) (Biotechnology)	972	1,079
Leap Wireless International, Inc.*+^(c) (Wireless Telecommunication Services)	800	2,016
Trius Therapeutics, Inc.*+^(a) (Biotechnology)	490	—
TOTAL CONTINGENT RIGHTS (Cost $2,016)		3,095

Trust(NM)

	Interest Units	Value
Ferroglobe Representation and Warranty Insurance+ (Metals & Mining)	510	$—
TOTAL TRUST (Cost $—)		—

Repurchase Agreements(d)(e) (67.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.23%—0.44%, dated 12/30/16, due 1/3/17, total to be received $17,997,541	$17,997,000	$17,997,000
TOTAL REPURCHASE AGREEMENTS (Cost $17,997,000)		17,997,000
TOTAL INVESTMENT SECURITIES (Cost $24,909,726)—107.1%		28,669,861
Net other assets (liabilities)—(7.1)%		(1,894,665)
NET ASSETS—100.0%		$26,775,196

+                 These securities were fair valued based on procedures approved by the Board of Trustees. As of December 31, 2016, these securities represented 0.012% of the net assets of the Fund.

*                 Non-income producing security

^                  The Advisor has deemed these securities to be illiquid. As of December 31, 2016, these securities represented 0.012% of the net assets of the Fund.

(a)         No explicit expiration date, expiration is subject to contingencies. Rights entitle the Fund to cash based on certain commercial sales milestones.

(b)         No explicit expiration date, expiration is subject to contingencies. Rights entitle the Fund to cash if the company receives U.S. Food and Drug Administration approval on a specific medication that is being developed.

(c)          No explicit expiration date, expiration is subject to contingencies. Rights entitle the Fund to future cash proceeds from the disposition of a license held by Leap Wireless International, Inc.

(d)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(e)          A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2016, the aggregate amount held in a segregated account was $7,217,000.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	32	3/20/17	$2,172,480	$(20,595)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
iShares Russell 2000 ETF	Goldman Sachs International	1/27/17	0.52%	$3,862,091	$(51,736)
Russell 2000 Index	Goldman Sachs International	1/27/17	0.87%	7,620,962	(171,000)
				11,483,053	(222,736)
iShares Russell 2000 ETF	UBS AG	1/27/17	0.12%	14,581,343	(218,059)
Russell 2000 Index	UBS AG	1/27/17	0.47%	14,541,752	(227,194)
				29,123,095	(445,253)
				$40,606,148	$(667,989)

^                  Reflects the floating financing rate, as of December 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 173

ProFund VP UltraSmall-Cap invested in the following industries as of December 31, 2016:

	Value	% of Net Assets
Aerospace & Defense	$171,579	0.6%
Air Freight & Logistics	66,793	0.2%
Airlines	33,362	0.1%
Auto Components	129,257	0.5%
Automobiles	6,457	NM
Banks	1,144,408	4.3%
Biotechnology	515,772	1.9%
Building Products	115,705	0.4%
Capital Markets	131,023	0.5%
Chemicals	272,852	1.1%
Commercial Services & Supplies	256,923	1.0%
Communications Equipment	220,695	0.8%
Construction & Engineering	111,220	0.4%
Construction Materials	21,702	0.1%
Consumer Finance	54,578	0.2%
Containers & Packaging	10,467	NM
Distributors	13,179	NM
Diversified Consumer Services	115,090	0.4%
Diversified Financial Services	14,216	0.1%
Diversified Telecommunication Services	68,949	0.2%
Electric Utilities	121,674	0.5%
Electrical Equipment	71,228	0.3%
Electronic Equipment, Instruments & Components	309,408	1.2%
Energy Equipment & Services	151,312	0.6%
Equity Real Estate Investment Trusts	839,321	3.1%
Food & Staples Retailing	51,136	0.2%
Food Products	93,656	0.3%
Gas Utilities	127,257	0.4%
Health Care Equipment & Supplies	327,867	1.2%
Health Care Providers & Services	212,367	0.8%
Health Care Technology	54,279	0.2%
Hotels, Restaurants & Leisure	270,167	0.9%
Household Durables	121,120	0.5%
Household Products	19,783	0.1%
Independent Power & Renewable Electricity Producers	64,421	0.2%
Industrial Conglomerates	6,426	NM
Insurance	218,756	0.8%
Internet & Direct Marketing Retail	50,046	0.2%
Internet Software & Services	253,372	0.9%
IT Services	245,077	0.9%
Leisure Products	19,510	0.1%
Life Sciences Tools & Services	81,505	0.3%
Machinery	367,021	1.4%
Marine	15,605	0.1%
Media	192,425	0.7%
Metals & Mining	146,474	0.5%
Mortgage Real Estate Investment Trusts	134,784	0.5%
Multiline Retail	23,522	0.1%
Multi-Utilities	52,488	0.2%
Oil, Gas & Consumable Fuels	285,496	1.0%
Paper & Forest Products	53,231	0.2%
Personal Products	14,394	0.1%
Pharmaceuticals	186,187	0.7%
Professional Services	142,386	0.5%
Real Estate Management & Development	43,797	0.2%
Road & Rail	72,105	0.3%
Semiconductors & Semiconductor Equipment	478,080	1.9%
Software	428,715	1.6%
Specialty Retail	258,134	1.0%
Technology Hardware, Storage & Peripherals	68,521	0.3%
Textiles, Apparel & Luxury Goods	72,670	0.3%
Thrifts & Mortgage Finance	270,596	1.0%
Tobacco	22,511	0.1%
Trading Companies & Distributors	121,666	0.5%
Water Utilities	21,991	0.1%
Wireless Telecommunication Services	16,147	0.1%
Other**	16,102,335	60.1%
Total	$26,775,196	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM         Not meaningful, amount is less than 0.05%.

See accompanying notes to financial statements.

174 :: ProFund VP UltraSmall-Cap :: Financial Statements

Statement of Assets and Liabilities
December 31, 2016

ASSETS:
Total Investment Securities, at cost	$24,909,726
Securities, at value	10,672,861
Repurchase agreements, at value	17,997,000
Total Investment Securities, at value	28,669,861
Cash	79
Segregated cash balances with brokers	105,600
Segregated cash balances with custodian	738
Dividends and interest receivable	14,456
Receivable for capital shares issued	4,818,351
Prepaid expenses	81
TOTAL ASSETS	33,609,166
LIABILITIES:
Payable for capital shares redeemed	6,080,821
Unrealized loss on swap agreements	667,989
Variation margin on futures contracts	7,680
Advisory fees payable	22,319
Management services fees payable	2,976
Administration fees payable	893
Administrative services fees payable	11,410
Distribution fees payable	11,565
Trustee fees payable	9
Transfer agency fees payable	2,352
Fund accounting fees payable	1,013
Compliance services fees payable	133
Other accrued expenses	24,810
TOTAL LIABILITIES	6,833,970
NET ASSETS	$26,775,196
NET ASSETS CONSIST OF:
Capital	$21,731,900
Accumulated net investment income (loss)	(3,005)
Accumulated net realized gains (losses) on investments	1,974,750
Net unrealized appreciation (depreciation) on investments	3,071,551
NET ASSETS	$26,775,196
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,062,209
Net Asset Value (offering and redemption price per share)	$25.21

Statement of Operations
For the Year Ended December 31, 2016

INVESTMENT INCOME:
Dividends	$143,460
Interest	23,476
Foreign tax withholding	(36)
TOTAL INVESTMENT INCOME	166,900
EXPENSES:
Advisory fees	141,153
Management services fees	18,820
Administration fees	7,284
Transfer agency fees	10,557
Administrative services fees	47,991
Distribution fees	47,051
Custody fees	2,800
Fund accounting fees	17,202
Trustee fees	436
Compliance services fees	184
Other fees	37,077
Recoupment of prior expenses reduced by the Advisor	5,000
Total Gross Expenses before reductions	335,555
Expenses reduced and reimbursed by the Advisor	(19,373)
TOTAL NET EXPENSES	316,182
NET INVESTMENT INCOME (LOSS)	(149,282)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(450,614)
Net realized gains (losses) on futures contracts	615,989
Net realized gains (losses) on swap agreements	4,084,487
Change in net unrealized appreciation/depreciation on investments	1,497,260
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	5,747,122
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$5,597,840

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 175

Statements of Changes in Net Assets

	Year Ended December 31, 2016	Year Ended December 31, 2015
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$(149,282)	$(225,035)
Net realized gains (losses) on investments	4,249,862	169,629
Change in net unrealized appreciation/depreciation on investments	1,497,260	(2,446,433)
Change in net assets resulting from operations	5,597,840	(2,501,839)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	—	(843,968)
Change in net assets resulting from distributions	—	(843,968)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	315,389,679	309,827,067
Distributions reinvested	—	843,968
Value of shares redeemed	(313,584,420)	(313,110,750)
Change in net assets resulting from capital transactions	1,805,259	(2,439,715)
Change in net assets	7,403,099	(5,785,522)
NET ASSETS:
Beginning of period	19,372,097	25,157,619
End of period	$26,775,196	$19,372,097
Accumulated net investment income (loss)	$(3,005)	$(4,890)
SHARE TRANSACTIONS:
Issued	15,666,295	14,967,940
Reinvested	—	39,810
Redeemed	(15,676,153)	(15,113,455)
Change in shares	(9,858)	(105,705)

See accompanying notes to financial statements.

176 :: ProFund VP UltraSmall-Cap :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012
Net Asset Value, Beginning of Period	$18.07	$21.36	$24.90	$13.35	$10.30
Investment Activities:
Net investment income (loss)(a)	(0.15)	(0.19)	(0.20)	(0.18)	(0.10)
Net realized and unrealized gains (losses) on investments	7.29	(2.48)	1.05	11.73	3.15
Total income (loss) from investment activities	7.14	(2.67)	0.85	11.55	3.05
Distributions to Shareholders From:
Net realized gains on investments	—	(0.62)	(4.39)	—	—
Net Asset Value, End of Period	$25.21	$18.07	$21.36	$24.90	$13.35
Total Return	39.51%	(12.93)%	5.38%	86.52%	29.61%
Ratios to Average Net Assets:
Gross expenses	1.78%	1.79%	1.76%	1.80%	1.94%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)	(0.79)%	(0.89)%	(0.93)%	(0.95)%	(0.86)%
Supplemental Data:
Net assets, end of period (000’s)	$26,775	$19,372	$25,158	$35,264	$19,450
Portfolio turnover rate(b)	32%	45%	16%	32%	59%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Management Discussion of Fund Performance :: ProFund VP UltraNASDAQ-100 :: 177

ProFund VP UltraNASDAQ-100 seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the NASDAQ-100® Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended December 31, 2016, the Fund had a total return of 8.62%. For the same period, the Index had a total return of 7.27%(1) and a volatility of 16.19%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index represents the largest non-financial domestic and international issues listed on The NASDAQ Stock Market. To be eligible for inclusion companies cannot be in bankruptcy proceedings and must meet certain additional criteria including minimum trading volume and “seasoning” requirements. The Index is calculated under a modified capitalization-weighted methodology.

During the year ended December 31, 2016, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP UltraNASDAQ-100 from December 31, 2006 to December 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/16

Fund	One Year	Five Year	Ten Year
ProFund VP UltraNASDAQ-100	8.62%	32.04%	15.21%
NASDAQ-100 Index	7.27%	17.90%	11.82%

Expense Ratios**

Fund	Gross	Net
ProFund VP UltraNASDAQ-100	1.70%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 2, 2016. Contractual fee waivers are in effect through April 30, 2017. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	44%
Futures Contracts	6%
Swap Agreements	150%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	4.9%
Alphabet, Inc.	3.9%
Microsoft Corp.	3.8%
Amazon.com, Inc.	2.8%
Facebook, Inc.	2.1%

NASDAQ-100 Index — Composition

% of Index
Information Technology	59%
Consumer Discretionary	21%
Health Care	11%
Consumer Staples	6%
Industrials	2%
Telecommunication Services	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

178 :: ProFund VP UltraNASDAQ-100 :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2016

Common Stocks (44.4%)

	Shares	Value
Activision Blizzard, Inc. (Software)	5,436	$196,294
Adobe Systems, Inc.* (Software)	3,636	374,326
Akamai Technologies, Inc.* (Internet Software & Services)	1,260	84,017
Alexion Pharmaceuticals, Inc.* (Biotechnology)	1,656	202,612
Alphabet, Inc.*—Class A (Internet Software & Services)	2,160	1,711,692
Alphabet, Inc.*—Class C (Internet Software & Services)	2,520	1,944,986
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	3,492	2,618,546
American Airlines Group, Inc. (Airlines)	3,780	176,488
Amgen, Inc. (Biotechnology)	5,436	794,798
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	2,268	164,702
Apple, Inc. (Technology Hardware, Storage & Peripherals)	39,096	4,528,099
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	7,920	255,578
Autodesk, Inc.* (Software)	1,620	119,896
Automatic Data Processing, Inc. (IT Services)	3,312	340,407
Baidu, Inc.*ADR (Internet Software & Services)	2,016	331,451
Biogen, Inc.* (Biotechnology)	1,584	449,191
BioMarin Pharmaceutical, Inc.* (Biotechnology)	1,260	104,378
Broadcom, Ltd. (Semiconductors & Semiconductor Equipment)	2,916	515,461
CA, Inc. (Software)	3,060	97,216
Celgene Corp.* (Biotechnology)	5,688	658,386
Cerner Corp.* (Health Care Technology)	2,484	117,667
Charter Communications, Inc.*—Class A (Media)	1,980	570,082
Check Point Software Technologies, Ltd.* (Software)	1,260	106,420
Cintas Corp. (Commercial Services & Supplies)	756	87,363
Cisco Systems, Inc. (Communications Equipment)	36,792	1,111,854
Citrix Systems, Inc.* (Software)	1,152	102,885
Cognizant Technology Solutions Corp.* (IT Services)	4,464	250,118
Comcast Corp.—Class A (Media)	17,460	1,205,612
Costco Wholesale Corp. (Food & Staples Retailing)	3,204	512,992
CSX Corp. (Road & Rail)	6,876	247,055
Ctrip.com International, Ltd.*ADR (Internet & Direct Marketing Retail)	3,060	122,400
Dentsply Sirona, Inc. (Health Care Equipment & Supplies)	1,692	97,679
Discovery Communications, Inc.*—Class A (Media)	1,116	30,590
Discovery Communications, Inc.*—Class C (Media)	1,728	46,276
Dish Network Corp.*—Class A (Media)	1,656	95,932
Dollar Tree, Inc.* (Multiline Retail)	1,728	133,367
eBay, Inc.* (Internet Software & Services)	8,208	243,696
Electronic Arts, Inc.* (Software)	2,196	172,957
Expedia, Inc. (Internet & Direct Marketing Retail)	1,008	114,186
Express Scripts Holding Co.* (Health Care Providers & Services)	4,536	312,031
Facebook, Inc.*—Class A (Internet Software & Services)	17,172	1,975,639
Fastenal Co. (Trading Companies & Distributors)	2,124	99,786
Fiserv, Inc.* (IT Services)	1,584	168,348
Gilead Sciences, Inc. (Biotechnology)	9,648	690,893
Hasbro, Inc. (Leisure Products)	900	70,011
Henry Schein, Inc.* (Health Care Providers & Services)	576	87,385
Hologic, Inc.* (Health Care Equipment & Supplies)	2,052	82,326
Illumina, Inc.* (Life Sciences Tools & Services)	1,080	138,283
Incyte Corp.* (Biotechnology)	1,368	137,169
Intel Corp. (Semiconductors & Semiconductor Equipment)	34,740	1,260,021
Intuit, Inc. (Software)	1,872	214,550
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	288	182,641
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	6,732	171,262
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	1,152	90,639
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	1,188	125,607
Liberty Global PLC*—Class A (Media)	1,872	57,264
Liberty Global PLC*—Class C (Media)	4,680	138,996
Liberty Interactive Corp.*—Class G (Internet & Direct Marketing Retail)	3,276	65,454
Liberty LiLAC Group*—Class A (Media)	360	7,906
Liberty LiLAC Group*—Class C (Media)	900	19,053
Liberty Ventures*—Class A (Internet & Direct Marketing Retail)	612	22,564
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	2,880	238,118
Mattel, Inc. (Leisure Products)	2,520	69,426
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	2,088	80,534
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,584	101,614
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	7,632	167,293
Microsoft Corp. (Software)	56,988	3,541,235
Mondelez International, Inc.—Class A (Food Products)	11,304	501,106
Monster Beverage Corp.* (Beverages)	4,176	185,164
Mylan N.V.* (Pharmaceuticals)	3,924	149,701
Netease.com, Inc.ADR (Internet Software & Services)	576	124,036
Netflix, Inc.* (Internet & Direct Marketing Retail)	3,132	387,742
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	1,656	70,430
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	3,960	422,690
NXP Semiconductors N.V.* (Semiconductors & Semiconductor Equipment)	2,448	239,928
O’Reilly Automotive, Inc.* (Specialty Retail)	684	190,432
PACCAR, Inc. (Machinery)	2,556	163,328
Paychex, Inc. (IT Services)	2,664	162,184
PayPal Holdings, Inc.* (IT Services)	8,856	349,546
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	10,836	706,508
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	756	277,520

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraNASDAQ-100 :: 179

Common Stocks, continued

	Shares	Value
Ross Stores, Inc. (Specialty Retail)	2,916	$191,290
SBA Communications Corp.*—Class A (Diversified Telecommunication Services)	900	92,934
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	2,160	82,447
Shire Pharmaceuticals Group PLCADR (Biotechnology)	612	104,273
Sirius XM Holdings, Inc. (Media)	35,352	157,316
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	1,368	102,135
Starbucks Corp. (Hotels, Restaurants & Leisure)	10,656	591,621
Symantec Corp. (Software)	4,572	109,225
Tesla Motors, Inc.* (Automobiles)	1,116	238,478
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	7,344	535,892
The Kraft Heinz Co. (Food Products)	8,928	779,593
The Priceline Group, Inc.* (Internet & Direct Marketing Retail)	360	527,782
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	6,048	347,821
Tractor Supply Co. (Specialty Retail)	972	73,687
TripAdvisor, Inc.* (Internet & Direct Marketing Retail)	972	45,072
Twenty-First Century Fox, Inc.—Class A (Media)	7,740	217,030
Twenty-First Century Fox, Inc.—Class B (Media)	5,868	159,903
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	468	119,312
Verisk Analytics, Inc.*—Class A (Professional Services)	1,224	99,352
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,836	135,258
Viacom, Inc.—Class B (Media)	2,556	89,716
Vodafone Group PLCADR (Wireless Telecommunication Services)	3,168	77,394
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	7,956	658,439
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	2,088	141,880
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	1,836	110,839
Yahoo!, Inc.* (Internet Software & Services)	6,984	270,071
TOTAL COMMON STOCKS (Cost $18,191,217)		41,342,778

Repurchase Agreements(a)(b) (32.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.23%—0.44%, dated 12/30/16, due 1/3/17, total to be received $30,595,919	$30,595,000	$30,595,000
TOTAL REPURCHASE AGREEMENTS (Cost $30,595,000)		30,595,000
TOTAL INVESTMENT SECURITIES (Cost $48,786,217)—77.2%		71,937,778
Net other assets (liabilities)—22.8%		21,288,153
NET ASSETS—100.0%		$93,225,931

*                 Non-income producing security

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2016, the aggregate amount held in a segregated account was $13,465,000.

ADR    American Depositary Receipt

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts	61	3/20/17	$5,936,520	$30,752

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
NASDAQ-100 Index	Goldman Sachs International	1/27/17	1.27%	$49,815,827	$(755,680)
PowerShares QQQ Trust, Series 1 ETF	Goldman Sachs International	1/27/17	1.02%	31,368,327	(227,916)
				81,184,154	(983,596)
NASDAQ-100 Index	UBS AG	1/27/17	1.22%	36,177,261	(499,888)
PowerShares QQQ Trust, Series 1 ETF	UBS AG	1/27/17	1.22%	21,814,036	(394,603)
				57,991,297	(894,491)
				$139,175,451	$(1,878,087)

^                  Reflects the floating financing rate, as of December 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to financial statements.

180 :: ProFund VP UltraNASDAQ-100 :: Financial Statements

ProFund VP UltraNASDAQ-100 invested in the following industries as of December 31, 2016:

	Value	% of Net Assets
Airlines	$176,488	0.2%
Automobiles	238,478	0.3%
Beverages	185,164	0.2%
Biotechnology	3,554,478	3.9%
Commercial Services & Supplies	87,363	0.1%
Communications Equipment	1,111,854	1.2%
Diversified Telecommunication Services	92,934	0.1%
Food & Staples Retailing	1,171,431	1.3%
Food Products	1,280,699	1.3%
Health Care Equipment & Supplies	362,646	0.4%
Health Care Providers & Services	399,416	0.4%
Health Care Technology	117,667	0.1%
Hotels, Restaurants & Leisure	900,169	1.0%
Internet & Direct Marketing Retail	4,075,008	4.4%
Internet Software & Services	6,685,588	7.2%
IT Services	1,270,603	1.4%
Leisure Products	139,437	0.1%
Life Sciences Tools & Services	138,283	0.1%
Machinery	163,328	0.2%
Media	2,795,676	3.0%
Multiline Retail	133,367	0.1%
Pharmaceuticals	149,701	0.2%
Professional Services	99,352	0.1%
Road & Rail	247,055	0.2%
Semiconductors & Semiconductor Equipment	4,879,441	5.2%
Software	5,035,004	5.4%
Specialty Retail	574,721	0.6%
Technology Hardware, Storage & Peripherals	4,752,426	5.1%
Trading Companies & Distributors	99,786	0.1%
Wireless Telecommunication Services	425,215	0.5%
Other**	51,883,153	55.6%
Total	$93,225,931	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraNASDAQ-100 :: 181

Statement of Assets and Liabilities

December 31, 2016

ASSETS:
Total Investment Securities, at cost	$48,786,217
Securities, at value	41,342,778
Repurchase agreements, at value	30,595,000
Total Investment Securities, at value	71,937,778
Cash	278
Segregated cash balances with brokers	241,560
Segregated cash balances with custodian	904
Dividends and interest receivable	16,015
Receivable for capital shares issued	23,242,682
Prepaid expenses	299
TOTAL ASSETS	95,439,516
LIABILITIES:
Payable for capital shares redeemed	123,420
Unrealized loss on swap agreements	1,878,087
Variation margin on futures contracts	64,050
Advisory fees payable	49,160
Management services fees payable	6,555
Administration fees payable	2,264
Administrative services fees payable	24,619
Distribution fees payable	23,810
Trustee fees payable	24
Transfer agency fees payable	6,299
Fund accounting fees payable	2,569
Compliance services fees payable	375
Other accrued expenses	32,353
TOTAL LIABILITIES	2,213,585
NET ASSETS	$93,225,931
NET ASSETS CONSIST OF:
Capital	$71,239,728
Accumulated net realized gains (losses) on investments	681,977
Net unrealized appreciation (depreciation) on investments	21,304,226
NET ASSETS	$93,225,931
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,351,176
Net Asset Value (offering and redemption price per share)	$69.00

Statement of Operations

For the Year Ended December 31, 2016

INVESTMENT INCOME:
Dividends	$521,496
Interest	61,617
TOTAL INVESTMENT INCOME	583,113
EXPENSES:
Advisory fees	471,243
Management services fees	62,831
Administration fees	22,777
Transfer agency fees	32,949
Administrative services fees	172,049
Distribution fees	157,081
Custody fees	9,743
Fund accounting fees	27,133
Trustee fees	1,438
Compliance services fees	554
Other fees	109,885
Recoupment of prior expenses reduced by the Advisor	4,188
Total Gross Expenses before reductions	1,071,871
Expenses reduced and reimbursed by the Advisor	(16,289)
TOTAL NET EXPENSES	1,055,582
NET INVESTMENT INCOME (LOSS)	(472,469)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(750,193)
Net realized gains (losses) on futures contracts	565,556
Net realized gains (losses) on swap agreements	5,372,230
Change in net unrealized appreciation/depreciation on investments	1,185,411
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	6,373,004
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$5,900,535

See accompanying notes to financial statements.

182 :: ProFund VP UltraNASDAQ-100 :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2016	Year Ended December 31, 2015
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$(472,469)	$(622,777)
Net realized gains (losses) on investments	5,187,593	8,715,719
Change in net unrealized appreciation/depreciation on investments	1,185,411	1,497,722
Change in net assets resulting from operations	5,900,535	9,590,664
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	(5,115,247)	(9,693,982)
Change in net assets resulting from distributions	(5,115,247)	(9,693,982)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	874,343,232	1,079,102,574
Distributions reinvested	5,115,247	9,693,982
Value of shares redeemed	(863,702,038)	(1,117,274,261)
Change in net assets resulting from capital transactions	15,756,441	(28,477,705)
Change in net assets	16,541,729	(28,581,023)
NET ASSETS:
Beginning of period	76,684,202	105,265,225
End of period	$93,225,931	$76,684,202
Accumulated net investment income (loss)	$—	$737
SHARE TRANSACTIONS:
Issued	13,126,127	15,701,136
Reinvested	74,447	146,812
Redeemed	(12,949,760)	(16,252,034)
Change in shares	250,814	(404,086)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP UltraNASDAQ-100 :: 183

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012
Net Asset Value, Beginning of Period	$69.69	$69.97	$51.51	$28.77	$21.51
Investment Activities:
Net investment income (loss)(a)	(0.49)	(0.55)	(0.42)	(0.33)	(0.23)
Net realized and unrealized gains (losses) on investments	6.47	9.55	18.88	23.07	7.49
Total income (loss) from investment activities	5.98	9.00	18.46	22.74	7.26
Distributions to Shareholders From:
Net realized gains on investments	(6.67)	(9.28)	—	—	—
Net Asset Value, End of Period	$69.00	$69.69	$69.97	$51.51	$28.77
Total Return	8.62%	13.60%	35.84%	79.04%	33.75%
Ratios to Average Net Assets:
Gross expenses	1.71%	1.71%	1.72%	1.72%	1.82%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)	(0.75)%	(0.79)%	(0.72)%	(0.88)%	(0.79)%
Supplemental Data:
Net assets, end of period (000’s)	$93,226	$76,684	$105,265	$64,938	$29,454
Portfolio turnover rate(b)	33%	58%	77%	27%	36%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

184 :: ProFund VP Bear :: Management Discussion of Fund Performance

ProFund VP Bear seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P 500® (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended December 31, 2016, the Fund had a total return of -13.05%. For the same period, the Index had a total return of 11.96%(1) and a volatility of 13.11%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors criteria such as liquidity, price, market capitalization, and financial viability. Reconstitution occurs both on a quarterly and ongoing basis.

During the year ended December 31, 2016, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Bear from December 31, 2006 to December 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/16

Fund	One Year	Five Year	Ten Year
ProFund VP Bear	-13.05%	-15.36%	-10.49%
S&P 500	11.96%	14.66%	6.95%

Expense Ratios**

Fund	Gross	Net
ProFund VP Bear	1.68%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 2, 2016. Contractual fee waivers are in effect through April 30, 2017. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(20)%
Swap Agreements	(80)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Bear primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

S&P 500 — Composition

% of Index
Information Technology	20%
Financials	15%
Health Care	14%
Consumer Discretionary	12%
Industrials	10%
Consumer Staples	9%
Energy	8%
Utilities	3%
Real Estate	3%
Materials	3%
Telecommunication Services	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Bear :: 185

Schedule of Portfolio Investments :: December 31, 2016

Repurchase Agreements(a)(b) (101.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.23%—0.44%, dated 12/30/16, due 1/3/17, total to be received $6,349,191	$6,349,000	$6,349,000
TOTAL REPURCHASE AGREEMENTS (Cost $6,349,000)		6,349,000
TOTAL INVESTMENT SECURITIES (Cost $6,349,000)—101.0%		6,349,000
Net other assets (liabilities)—(1.0)%		(65,769)
NET ASSETS—100.0%		$6,283,231

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2016, the aggregate amount held in a segregated account was $903,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	11	3/20/17	$1,230,213	$(2,910)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
S&P 500	Goldman Sachs International	1/27/17	(1.07)%	$(3,009,411)	$39,854
S&P 500	UBS AG	1/27/17	(0.72)%	(2,035,881)	25,914
				$(5,045,292)	$65,768

^                  Reflects the floating financing rate, as of December 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to financial statements.

186 :: ProFund VP Bear :: Financial Statements

Statement of Assets and Liabilities
December 31, 2016

ASSETS:
Total Investment Securities, at cost	$6,349,000
Repurchase agreements, at value	6,349,000
Total Investment Securities, at value	6,349,000
Cash	476
Segregated cash balances with brokers	57,475
Interest receivable	95
Unrealized gain on swap agreements	65,768
Receivable for capital shares issued	103,026
Variation margin on futures contracts	4,593
Prepaid expenses	409
TOTAL ASSETS	6,580,842
LIABILITIES:
Payable for capital shares redeemed	276,812
Advisory fees payable	6,042
Management services fees payable	805
Administration fees payable	213
Administrative services fees payable	2,649
Distribution fees payable	2,820
Transfer agency fees payable	742
Fund accounting fees payable	241
Compliance services fees payable	45
Other accrued expenses	7,242
TOTAL LIABILITIES	297,611
NET ASSETS	$6,283,231
NET ASSETS CONSIST OF:
Capital	$24,174,508
Accumulated net realized gains (losses) on investments	(17,954,135)
Net unrealized appreciation (depreciation) on investments	62,858
NET ASSETS	$6,283,231
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	155,904
Net Asset Value (offering and redemption price per share)	$40.30

Statement of Operations
For the Year Ended December 31, 2016

INVESTMENT INCOME:
Interest	$27,021
EXPENSES:
Advisory fees	76,820
Management services fees	10,242
Administration fees	4,133
Transfer agency fees	6,012
Administrative services fees	29,609
Distribution fees	25,607
Custody fees	1,572
Fund accounting fees	4,829
Trustee fees	253
Compliance services fees	71
Other fees	10,928
Recoupment of prior expenses reduced by the Advisor	2,000
TOTAL NET EXPENSES	172,076
NET INVESTMENT INCOME (LOSS)	(145,055)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	(133,866)
Net realized gains (losses) on swap agreements	(1,574,679)
Change in net unrealized appreciation/depreciation on investments	30,412
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(1,678,133)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,823,188)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Bear :: 187

Statements of Changes in Net Assets

	Year Ended December 31, 2016		Year Ended December 31, 2015
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$(145,055)		$(156,296)
Net realized gains (losses) on investments	(1,708,545)		(1,336,656)
Change in net unrealized appreciation/depreciation on investments	30,412		(60,522)
Change in net assets resulting from operations	(1,823,188)		(1,553,474)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	117,135,667		199,181,189
Value of shares redeemed	(116,773,799)		(198,470,877)
Change in net assets resulting from capital transactions	361,868		710,312
Change in net assets	(1,461,320)		(843,162)
NET ASSETS:
Beginning of period	7,744,551		8,587,713
End of period	$6,283,231		$7,744,551
SHARE TRANSACTIONS:
Issued	2,616,712	(a)	4,169,058	(a)
Redeemed	(2,627,829	)(a)	(4,178,170	)(a)
Change in shares	(11,117)		(9,112)

(a)         As described in Note 10, share amounts have been adjusted for 1:5 reverse stock split that occurred on December 5, 2016.

See accompanying notes to financial statements.

188 :: ProFund VP Bear :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2016(a)	Year Ended Dec. 31, 2015(a)	Year Ended Dec. 31, 2014(a)	Year Ended Dec. 31, 2013(a)	Year Ended Dec. 31, 2012(a)
Net Asset Value, Beginning of Period	$46.37	$48.76	$56.83	$77.39	$92.82
Investment Activities:
Net investment income (loss)(b)	(0.63)	(0.75)	(0.90)	(1.10)	(1.30)
Net realized and unrealized gains (losses) on investments	(5.44)	(1.64)	(7.17)	(19.46)	(14.13)
Total income (loss) from investment activities	(6.07)	(2.39)	(8.07)	(20.56)	(15.43)
Net Asset Value, End of Period	$40.30	$46.37	$48.76	$56.83	$77.39
Total Return	(13.05)%	(4.92)%	(14.25)%	(26.55)%	(16.59)%
Ratios to Average Net Assets:
Gross expenses	1.68%	1.68%	1.76%	1.74%	1.78%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)	(1.42)%	(1.63)%	(1.66)%	(1.65)%	(1.58)%
Supplemental Data:
Net assets, end of period (000’s)	$6,283	$7,745	$8,588	$14,674	$13,010
Portfolio turnover rate(c)	—	—	—	—	—

(a)         As described in Note 10, share amounts have been adjusted for 1:5 reverse stock split that occurred on December 5, 2016.

(b)         Per share net investment income (loss) has been calculated using the average daily shares method.

(c)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

Management Discussion of Fund Performance :: ProFund VP Short Mid-Cap :: 189

ProFund VP Short Mid-Cap seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P MidCap 400® (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended December 31, 2016, the Fund had a total return of -20.19%. For the same period, the Index had a total return of 20.74%(1) and a volatility of 15.73%. For the year, the Fund achieved an average daily statistical correlation of 0.99 to the inverse of the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index is a measure of mid-size company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 400 U.S. operating companies and real estate investment trusts. Securities are selected for inclusion in the Index through a process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. Reconstitution occurs both on a quarterly and ongoing basis.

During the year ended December 31, 2016, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Short Mid-Cap from December 31, 2006 to December 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/16

Fund	One Year	Five Year	Ten Year
ProFund VP Short Mid-Cap	-20.19%	-16.64%	-13.79%
S&P MidCap 400	20.74%	15.33%	9.16%

Expense Ratios**

Fund	Gross	Net
ProFund VP Short Mid-Cap	1.68%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 2, 2016. Contractual fee waivers are in effect through April 30, 2017. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Short Mid-Cap primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

S&P MidCap 400 — Composition

% of Index
Information Technology	19%
Financials	17%
Industrials	15%
Consumer Discretionary	11%
Real Estate	10%
Health Care	8%
Materials	7%
Utilities	5%
Consumer Staples	4%
Energy	4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

190 :: ProFund VP Short Mid-Cap :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2016

Repurchase Agreements(a)(b) (57.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.23%—0.44%, dated 12/30/16, due 1/3/17, total to be received $228,007	$228,000	$228,000
TOTAL REPURCHASE AGREEMENTS (Cost $228,000)		228,000
TOTAL INVESTMENT SECURITIES (Cost $228,000)—57.6%		228,000
Net other assets (liabilities)—42.4%		167,945
NET ASSETS—100.0%		$395,945

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of a default. At December 31, 2016, the aggregate amount held in a segregated account was $50,000.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
S&P MidCap 400	Goldman Sachs International	1/27/17	(0.77)%	$(173,135)	$1,977
S&P MidCap 400	UBS AG	1/27/17	(0.82)%	(221,356)	(5,027)
				$(394,491)	$(3,050)

^                  Reflects the floating financing rate, as of December 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Short Mid-Cap :: 191

Statement of Assets and Liabilities
December 31, 2016

ASSETS:
Total Investment Securities, at cost	$228,000
Repurchase agreements, at value	228,000
Total Investment Securities, at value	228,000
Cash	67
Interest receivable	3
Unrealized gain on swap agreements	1,977
Receivable for capital shares issued	172,329
Prepaid expenses	24
TOTAL ASSETS	402,400
LIABILITIES:
Unrealized loss on swap agreements	5,027
Advisory fees payable	447
Management services fees payable	60
Administration fees payable	13
Administrative services fees payable	101
Distribution fees payable	167
Transfer agency fees payable	50
Fund accounting fees payable	14
Compliance services fees payable	3
Other accrued expenses	573
TOTAL LIABILITIES	6,455
NET ASSETS	$395,945
NET ASSETS CONSIST OF:
Capital	$2,626,472
Accumulated net realized gains (losses) on investments	(2,227,477)
Net unrealized appreciation (depreciation) on investments	(3,050)
NET ASSETS	$395,945
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	9,857
Net Asset Value (offering and redemption price per share)	$40.17

Statement of Operations
For the Year Ended December 31, 2016

INVESTMENT INCOME:
Interest	$1,819
EXPENSES:
Advisory fees	5,332
Management services fees	711
Administration fees	280
Transfer agency fees	407
Administrative services fees	2,046
Distribution fees	1,777
Custody fees	122
Fund accounting fees	327
Trustee fees	24
Compliance services fees	4
Other fees	694
Recoupment of prior expenses reduced by the Advisor	219
TOTAL NET EXPENSES	11,943
NET INVESTMENT INCOME (LOSS)	(10,124)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on swap agreements	(73,409)
Change in net unrealized appreciation/depreciation on investments	2,366
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(71,043)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(81,167)

See accompanying notes to financial statements.

192 :: ProFund VP Short Mid-Cap :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2016		Year Ended December 31, 2015
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$(10,124)		$(14,475)
Net realized gains (losses) on investments	(73,409)		91,527
Change in net unrealized appreciation/depreciation on investments	2,366		(13,331)
Change in net assets resulting from operations	(81,167)		63,721
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	(55,814)		—
Change in net assets resulting from distributions	(55,814)		—
CAPITAL TRANSACTIONS:
Proceeds from shares issued	38,233,727		71,345,621
Distributions reinvested	55,814		—
Value of shares redeemed	(38,303,868)		(71,409,705)
Change in net assets resulting from capital transactions	(14,327)		(64,084)
Change in net assets	(151,308)		(363)
NET ASSETS:
Beginning of period	547,253		547,616
End of period	$395,945		$547,253
SHARE TRANSACTIONS:
Issued	800,907	(a)	1,325,946	(a)
Reinvested	1,297	(a)	—
Redeemed	(802,231	)(a)	(1,325,788	)(a)
Change in shares	(27)		158

(a)         As described in Note 10, share amounts have been adjusted for 1:8 reverse stock split that occurred on December 5, 2016.

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Short Mid-Cap :: 193

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2016(a)	Year Ended Dec. 31, 2015(a)		Year Ended Dec. 31, 2014(a)	Year Ended Dec. 31, 2013(a)	Year Ended Dec. 31, 2012(a)
Net Asset Value, Beginning of Period	$55.37	$56.30		$64.20	$88.94	$109.74
Investment Activities:
Net investment income (loss)(b)	(0.71)	(0.88)		(1.04)	(1.20)	(1.52)
Net realized and unrealized gains (losses) on investments	(10.19)	(0.05	)(c)	(6.86)	(23.54)	(19.28)
Total income (loss) from investment activities	(10.90)	(0.93)		(7.90)	(24.74)	(20.80)
Distributions to Shareholders From:
Net realized gains on investments	(4.30)	—		—	—	—
Net Asset Value, End of Period	$40.17	$55.37		$56.30	$64.20	$88.94
Total Return	(20.19)%	(1.70)%		(12.44)%	(27.70)%	(18.95)%
Ratios to Average Net Assets:
Gross expenses	1.68%	1.84%		2.51%	2.06%	1.95%
Net expenses	1.68%	1.68%		1.68%	1.68%	1.68%
Net investment income (loss)	(1.42)%	(1.64)%		(1.66)%	(1.65)%	(1.58)%
Supplemental Data:
Net assets, end of period (000’s)	$396	$547		$548	$426	$1,050
Portfolio turnover rate(d)	—	—		—	—	—

(a)         As described in Note 10, share amounts have been adjusted for 1:8 reverse stock split that occurred on December 5, 2016.

(b)         Per share net investment income (loss) has been calculated using the average daily shares method.

(c)          The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(d)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

194 :: ProFund VP Short Small-Cap :: Management Discussion of Fund Performance

ProFund VP Short Small-Cap seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Russell 2000® Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended December 31, 2016, the Fund had a total return of -21.60%. For the same period, the Index had a total return of 21.31%(1) and a volatility of 18.43%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index is a measure of small-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index containing approximately 2,000 of the smallest companies in the Russell 3000 Index or approximately 8% of the total market capitalization of the Russell 3000 Index, which in turn represents approximately 98% of the investable U.S. equity market.

During the year ended December 31, 2016, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Short Small-Cap from December 31, 2006 to December 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/16

Fund	One Year	Five Year	Ten Year
ProFund VP Short Small-Cap	-21.60%	-17.03%	-13.94%
Russell 2000 Index	21.31%	14.46%	7.07%

Expense Ratios**

Fund	Gross	Net
ProFund VP Short Small-Cap	1.68%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 2, 2016. Contractual fee waivers are in effect through April 30, 2017. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(7)%
Swap Agreements	(93)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Short Small-Cap primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Russell 2000 Index — Composition

% of Index
Financials	18%
Information Technology	17%
Industrials	15%
Consumer Discretionary	13%
Health Care	12%
Real Estate	8%
Materials	5%
Energy	4%
Utilities	4%
Consumer Staples	3%
Telecommunication Services	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Short Small-Cap :: 195

Schedule of Portfolio Investments :: December 31, 2016

Repurchase Agreements(a)(b) (98.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.23%—0.44%, dated 12/30/16, due 1/3/17, total to be received $2,058,062	$2,058,000	$2,058,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,058,000)		2,058,000
TOTAL INVESTMENT SECURITIES (Cost $2,058,000)—98.6%		2,058,000
Net other assets (liabilities)—1.4%		29,352
NET ASSETS—100.0%		$2,087,352

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2016, the aggregate amount held in a segregated account was $351,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	2	3/20/17	$135,780	$232

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Russell 2000 Index	Goldman Sachs International	1/27/17	(0.37)%	$(812,410)	$11,742
Russell 2000 Index	UBS AG	1/27/17	0.13%	(1,132,249)	14,974
				$(1,944,659)	$26,716

^                  Reflects the floating financing rate, as of December 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to financial statements.

196 :: ProFund VP Short Small-Cap :: Financial Statements

Statement of Assets and Liabilities
December 31, 2016

ASSETS:
Total Investment Securities, at cost	$2,058,000
Repurchase agreements, at value	2,058,000
Total Investment Securities, at value	2,058,000
Cash	539
Segregated cash balances with brokers	6,600
Interest receivable	31
Unrealized gain on swap agreements	26,716
Receivable for capital shares issued	5,099
Variation margin on futures contracts	480
Prepaid expenses	17
TOTAL ASSETS	2,097,482
LIABILITIES:
Payable for capital shares redeemed	1,182
Advisory fees payable	1,676
Management services fees payable	223
Administration fees payable	84
Administrative services fees payable	1,489
Distribution fees payable	1,587
Transfer agency fees payable	312
Fund accounting fees payable	95
Compliance services fees payable	14
Other accrued expenses	3,468
TOTAL LIABILITIES	10,130
NET ASSETS	$2,087,352
NET ASSETS CONSIST OF:
Capital	$6,737,071
Accumulated net realized gains (losses) on investments	(4,676,667)
Net unrealized appreciation (depreciation) on investments	26,948
NET ASSETS	$2,087,352
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	137,844
Net Asset Value (offering and redemption price per share)	$15.14

Statement of Operations
For the Year Ended December 31, 2016

INVESTMENT INCOME:
Interest	$8,153
EXPENSES:
Advisory fees	23,293
Management services fees	3,106
Administration fees	1,241
Transfer agency fees	1,809
Administrative services fees	8,094
Distribution fees	7,764
Custody fees	467
Fund accounting fees	1,450
Trustee fees	75
Compliance services fees	21
Other fees	6,128
Total Gross Expenses before reductions	53,448
Expenses reduced and reimbursed by the Advisor	(1,271)
TOTAL NET EXPENSES	52,177
NET INVESTMENT INCOME (LOSS)	(44,024)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	(33,626)
Net realized gains (losses) on swap agreements	(875,772)
Change in net unrealized appreciation/depreciation on investments	42,911
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(866,487)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(910,511)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Short Small-Cap :: 197

Statements of Changes in Net Assets

	Year Ended December 31, 2016	Year Ended December 31, 2015
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$(44,024)	$(49,101)
Net realized gains (losses) on investments	(909,398)	153,356
Change in net unrealized appreciation/depreciation on investments	42,911	(19,591)
Change in net assets resulting from operations	(910,511)	84,664
CAPITAL TRANSACTIONS:
Proceeds from shares issued	66,535,148	138,375,354
Value of shares redeemed	(65,879,527)	(137,973,637)
Change in net assets resulting from capital transactions	655,621	401,717
Change in net assets	(254,890)	486,381
NET ASSETS:
Beginning of period	2,342,242	1,855,861
End of period	$2,087,352	$2,342,242
SHARE TRANSACTIONS:
Issued	3,731,012	7,370,773
Redeemed	(3,714,472)	(7,344,806)
Change in shares	16,540	25,967

See accompanying notes to financial statements.

198 :: ProFund VP Short Small-Cap :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014(a)	Year Ended Dec. 31, 2013(a)	Year Ended Dec. 31, 2012(a)
Net Asset Value, Beginning of Period	$19.31	$19.47	$21.45	$31.20	$38.50
Investment Activities:
Net investment income (loss)(b)	(0.26)	(0.31)	(0.35)	(0.45)	(0.55)
Net realized and unrealized gains (losses) on investments	(3.91)	0.15	(1.63)	(9.30)	(6.75)
Total income (loss) from investment activities	(4.17)	(0.16)	(1.98)	(9.75)	(7.30)
Net Asset Value, End of Period	$15.14	$19.31	$19.47	$21.45	$31.20
Total Return	(21.60)%	(0.82)%	(9.23)%	(31.25)%	(18.96)%
Ratios to Average Net Assets:
Gross expenses	1.72%	1.74%	1.96%	1.83%	1.87%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)	(1.42)%	(1.64)%	(1.66)%	(1.65)%	(1.58)%
Supplemental Data:
Net assets, end of period (000’s)	$2,087	$2,342	$1,856	$2,057	$4,404
Portfolio turnover rate(c)	—	—	—	—	—

(a)         As described in Note 10, share amounts have been adjusted for 1:5 reverse stock split that occurred on October 20, 2014.

(b)         Per share net investment income (loss) has been calculated using the average daily shares method.

(c)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

Management Discussion of Fund Performance :: ProFund VP Short Dow 30 :: 199

ProFund VP Short Dow 30 seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Dow Jones Industrial Average (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended December 31, 2016, the Fund had a total return of -16.45%. For the same period, the Index had a total return of 16.50%(1) and a volatility of 12.59%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index is a price-weighted index. The Index includes 30 large-cap, “blue-chip” U.S. stocks, excluding utility and transportation companies. Components are selected through a discretionary process with no pre-determined criteria except that components should be established U.S. companies that are leaders in their industries, have an excellent reputation, demonstrate sustained growth, are of interest to a large number of investors, and accurately represents the sectors covered by the average. The Index is not limited to traditionally defined industrial stocks. Instead, the Index serves as a measure of the entire U.S. market, covering such diverse industries as financial services, technology, retail, entertainment, and consumer goods. Composition changes are rare, and generally occur only after corporate acquisitions or other dramatic shifts in a component’s core business. When such an event necessitates that one component be replaced, the entire Index is reviewed.

During the year ended December 31, 2016, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Short Dow 30 from December 31, 2006 to December 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/16

Fund	One Year	Five Year	Ten Year
ProFund VP Short Dow 30	-16.45%	-15.22%	-12.24%
Dow Jones Industrial Average	16.50%	12.92%	7.52%

Expense Ratios**

Fund	Gross	Net
ProFund VP Short Dow 30	1.92%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 2, 2016. Contractual fee waivers are in effect through April 30, 2017. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(99)%
Total Exposure	(99)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Short Dow 30 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Dow Jones Industrial Average — Composition

% of Index
Industrials	19%
Financials	18%
Information Technology	17%
Consumer Discretionary	14%
Health Care	13%
Energy	7%
Consumer Staples	7%
Materials	3%
Telecommunication Services	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

200 :: ProFund VP Short Dow 30 :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2016

Repurchase Agreements(a)(b) (99.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.23%—0.27%, dated 12/30/16, due 1/3/17, total to be received $29,001	$29,000	$29,000
TOTAL REPURCHASE AGREEMENTS (Cost $29,000)		29,000
TOTAL INVESTMENT SECURITIES (Cost $29,000)—99.0%		29,000
Net other assets (liabilities)—1.0%		288
NET ASSETS—100.0%		$29,288

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2016, the aggregate amount held in a segregated account was $17,000.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones Industrial Average	Goldman Sachs International	1/27/17	(0.92)%	$(10,449)	$33
Dow Jones Industrial Average	UBS AG	1/27/17	(0.52)%	(18,642)	172
				$(29,091)	$205

^                  Reflects the floating financing rate, as of December 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Short Dow 30 :: 201

Statement of Assets and Liabilities
December 31, 2016

ASSETS:
Total Investment Securities, at cost	$29,000
Repurchase agreements, at value	29,000
Total Investment Securities, at value	29,000
Cash	137
Unrealized gain on swap agreements	205
TOTAL ASSETS	29,342
LIABILITIES:
Advisory fees payable	11
Management services fees payable	1
Administration fees payable	1
Administrative services fees payable	7
Distribution fees payable	9
Transfer agency fees payable	2
Fund accounting fees payable	1
Other accrued expenses	22
TOTAL LIABILITIES	54
NET ASSETS	$29,288
NET ASSETS CONSIST OF:
Capital	$77,214
Accumulated net realized gains (losses) on investments	(48,131)
Net unrealized appreciation (depreciation) on investments	205
NET ASSETS	$29,288
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,157
Net Asset Value (offering and redemption price per share)	$13.58

Statement of Operations
For the Year Ended December 31, 2016

INVESTMENT INCOME:
Interest	$85
EXPENSES:
Advisory fees	236
Management services fees	32
Administration fees	13
Transfer agency fees	18
Administrative services fees	41
Distribution fees	79
Custody fees	4
Fund accounting fees	15
Trustee fees	1
Printing fees	157
Other fees	34
Total Gross Expenses before reductions	630
Expenses reduced and reimbursed by the Advisor	(100)
TOTAL NET EXPENSES	530
NET INVESTMENT INCOME (LOSS)	(445)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on swap agreements	(6,089)
Change in net unrealized appreciation/depreciation on investments	41
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(6,048)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(6,493)

See accompanying notes to financial statements.

202 :: ProFund VP Short Dow 30 :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2016	Year Ended December 31, 2015
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$(445)	$(822)
Net realized gains (losses) on investments	(6,089)	24,830
Change in net unrealized appreciation/depreciation on investments	41	(741)
Change in net assets resulting from operations	(6,493)	23,267
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	(890)	—
Change in net assets resulting from distributions	(890)	—
CAPITAL TRANSACTIONS:
Proceeds from shares issued	228,728	2,700,776
Distributions reinvested	890	—
Value of shares redeemed	(221,844)	(2,771,793)
Change in net assets resulting from capital transactions	7,774	(71,017)
Change in net assets	391	(47,750)
NET ASSETS:
Beginning of period	28,897	76,647
End of period	$29,288	$28,897
SHARE TRANSACTIONS:
Issued	14,270	160,047
Reinvested	61	—
Redeemed	(13,894)	(162,686)
Change in shares	437	(2,639)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Short Dow 30 :: 203

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015		Year Ended Dec. 31, 2014(a)	Year Ended Dec. 31, 2013(a)	Year Ended Dec. 31, 2012(a)
Net Asset Value, Beginning of Period	$16.80	$17.58		$19.86	$28.02	$32.04
Investment Activities:
Net investment income (loss)(b)	(0.22)	(0.28)		(0.32)	(0.36)	(0.48)
Net realized and unrealized gains (losses) on investments	(2.51)	(0.50	)(c)	(1.96)	(7.80)	(3.54)
Total income (loss) from investment activities	(2.73)	(0.78)		(2.28)	(8.16)	(4.02)
Distributions to Shareholders From:
Net realized gains on investments	(0.49)	—		—	—	—
Net Asset Value, End of Period	$13.58	$16.80		$17.58	$19.86	$28.02
Total Return	(16.45)%	(4.44)%		(11.48)%	(29.12)%	(12.55)%
Ratios to Average Net Assets:
Gross expenses	1.99%	4.80%		12.33%	6.85%	5.27%
Net expenses	1.68%	1.68%		1.68%	1.68%	1.68%
Net investment income (loss)	(1.41)%	(1.64)%		(1.66)%	(1.66)%	(1.58)%
Supplemental Data:
Net assets, end of period (000’s)	$29	$29		$77	$45	$56
Portfolio turnover rate(d)	—	—		—	—	—

(a)         As described in Note 10, adjusted for 1:6 reverse stock split that occurred on October 20, 2014.

(b)         Per share net investment income (loss) has been calculated using the average daily shares method.

(c)          The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(d)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

204 :: ProFund VP Short NASDAQ-100 :: Management Discussion of Fund Performance

ProFund VP Short NASDAQ-100 seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the NASDAQ-100® Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended December 31, 2016, the Fund had a total return of -10.06%. For the same period, the Index had a total return of 7.27%(1) and a volatility of 16.19%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index represents the largest non-financial domestic and international issues listed on The NASDAQ Stock Market. To be eligible for inclusion companies cannot be in bankruptcy proceedings and must meet certain additional criteria including minimum trading volume and “seasoning” requirements. The Index is calculated under a modified capitalization-weighted methodology.

During the year ended December 31, 2016, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Short NASDAQ-100 from December 31, 2006 to December 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/16

Fund	One Year	Five Year	Ten Year
ProFund VP Short NASDAQ-100	-10.06%	-18.41%	-14.94%
NASDAQ-100 Index	7.27%	17.90%	11.82%

Expense Ratios**

Fund	Gross	Net
ProFund VP Short NASDAQ-100	1.71%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 2, 2016. Contractual fee waivers are in effect through April 30, 2017. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(8)%
Swap Agreements	(92)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Short NASDAQ-100 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

NASDAQ-100 Index — Composition

% of Index
Information Technology	59%
Consumer Discretionary	21%
Health Care	11%
Consumer Staples	6%
Industrials	2%
Telecommunication Services	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)                                 The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)                                 1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Short NASDAQ-100 :: 205

Schedule of Portfolio Investments :: December 31, 2016

Repurchase Agreements(a)(b) (97.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.23%—0.44%, dated 12/30/16, due 1/3/17, total to be received $3,689,111	$3,689,000	$3,689,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,689,000)		3,689,000
TOTAL INVESTMENT SECURITIES (Cost $3,689,000)—97.1%		3,689,000
Net other assets (liabilities)—2.9%		108,229
NET ASSETS—100.0%		$3,797,229

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2016, the aggregate amount held in a segregated account was $783,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts	3	3/20/17	$291,960	$(1,530)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
NASDAQ-100 Index	Goldman Sachs International	1/27/17	(1.02)%	$(402,981)	$8,423
NASDAQ-100 Index	UBS AG	1/27/17	(0.82)%	(3,096,914)	59,812
				$(3,499,895)	$68,235

^           Reflects the floating financing rate, as of December 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to financial statements.

206 :: ProFund VP Short NASDAQ-100 :: Financial Statements

Statement of Assets and Liabilities
December 31, 2016

ASSETS:
Total Investment Securities, at cost	$3,689,000
Repurchase agreements, at value	3,689,000
Total Investment Securities, at value	3,689,000
Cash	876
Segregated cash balances with brokers	11,880
Segregated cash balances with custodian	600
Interest receivable	55
Unrealized gain on swap agreements	68,235
Receivable for capital shares issued	77,596
Variation margin on futures contracts	3,150
Prepaid expenses	39
TOTAL ASSETS	3,851,431
LIABILITIES:
Payable for capital shares redeemed	38,495
Advisory fees payable	3,594
Management services fees payable	479
Administration fees payable	142
Administrative services fees payable	2,427
Distribution fees payable	2,622
Transfer agency fees payable	457
Fund accounting fees payable	162
Compliance services fees payable	27
Other accrued expenses	5,797
TOTAL LIABILITIES	54,202
NET ASSETS	$3,797,229
NET ASSETS CONSIST OF:
Capital	$14,359,255
Accumulated net realized gains (losses) on investments	(10,628,731)
Net unrealized appreciation (depreciation) on investments	66,705
NET ASSETS	$3,797,229
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	248,300
Net Asset Value (offering and redemption price per share)	$15.29

Statement of Operations
For the Year Ended December 31, 2016

INVESTMENT INCOME:
Interest	$14,077
EXPENSES:
Advisory fees	40,430
Management services fees	5,391
Administration fees	2,152
Transfer agency fees	3,129
Administrative services fees	14,064
Distribution fees	13,477
Custody fees	801
Fund accounting fees	2,516
Trustee fees	120
Compliance services fees	36
Other fees	9,083
Total Gross Expenses before reductions	91,199
Expenses reduced and reimbursed by the Advisor	(635)
TOTAL NET EXPENSES	90,564
NET INVESTMENT INCOME (LOSS)	(76,487)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	(59,152)
Net realized gains (losses) on swap agreements	(856,086)
Change in net unrealized appreciation/depreciation on investments	50,228
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(865,010)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(941,497)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Short NASDAQ-100 :: 207

Statements of Changes in Net Assets

	Year Ended December 31, 2016	Year Ended December 31, 2015
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$(76,487)	$(73,230)
Net realized gains (losses) on investments	(915,238)	(1,661,206)
Change in net unrealized appreciation/depreciation on investments	50,228	(16,651)
Change in net assets resulting from operations	(941,497)	(1,751,087)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	116,763,072	139,800,308
Value of shares redeemed	(114,835,281)	(138,032,214)
Change in net assets resulting from capital transactions	1,927,791	1,768,094
Change in net assets	986,294	17,007
NET ASSETS:
Beginning of period	2,810,935	2,793,928
End of period	$3,797,229	$2,810,935
SHARE TRANSACTIONS:
Issued	6,989,261	7,712,970
Redeemed	(6,906,263)	(7,690,578)
Change in shares	82,998	22,392

See accompanying notes to financial statements.

208 :: ProFund VP Short NASDAQ-100 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014(a)	Year Ended Dec. 31, 2013(a)	Year Ended Dec. 31, 2012(a)
Net Asset Value, Beginning of Period	$17.00	$19.55	$24.25	$34.35	$42.30
Investment Activities:
Net investment income (loss)(b)	(0.24)	(0.29)	(0.37)	(0.50)	(0.55)
Net realized and unrealized gains (losses) on investments	(1.47)	(2.26)	(4.33)	(9.60)	(7.40)
Total income (loss) from investment activities	(1.71)	(2.55)	(4.70)	(10.10)	(7.95)
Net Asset Value, End of Period	$15.29	$17.00	$19.55	$24.25	$34.35
Total Return	(10.06)%	(13.04)%	(19.38)%	(29.40)%	(18.79)%
Ratios to Average Net Assets:
Gross expenses	1.69%	1.77%	1.99%	1.82%	1.89%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)	(1.42)%	(1.64)%	(1.66)%	(1.65)%	(1.58)%
Supplemental Data:
Net assets, end of period (000’s)	$3,797	$2,811	$2,794	$3,252	$7,521
Portfolio turnover rate(c)	—	—	—	—	—

(a) As described in Note 10, share amount have been adjusted for 1:5 reverse stock split that occurred on October 20, 2014.

(b) Per share net investment income (loss) has been calculated using the average daily shares method.

(c) Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

Management Discussion of Fund Performance :: ProFund VP Short International :: 209

ProFund VP Short International seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East (“MSCI EAFE”) Index (the “Index”). Since the foreign markets are not open when this Fund values its shares, it determines its success in meeting this daily investment objective by comparing its daily return on a given day with the market price performance of related futures contracts traded in the United States. The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended December 31, 2016, the Fund had a total return of -5.90%. For the same period, the Index had a total return of 1.00%(1) and a volatility of 16.88%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the U.S.-traded MSCI EAFE futures contract.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index includes 85% of free-float adjusted, market capitalization in each industry group in developed market countries excluding the U.S. and Canada. The Index has constituent companies from the following 21 countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The Index levels and the price of the related futures contracts are expressed in U.S. dollar terms and as such they should generally reflect the relative movement of the U.S. dollar against the basket of foreign currencies represented by the constituent companies in the Index.

During the year ended December 31, 2016, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Short International from August 31, 2007 to December 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/16

Fund	One Year	Five Year	Since Inception
ProFund VP Short International	-5.90%	-10.10%	-7.53%
MSCI EAFE Index	1.00%	6.53%	0.03%

Expense Ratios**

Fund	Gross	Net
ProFund VP Short International	1.68%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 2, 2016. Contractual fee waivers are in effect through April 30, 2017. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Short International primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

MSCI EAFE Index — Composition

% of Index
Industry Breakdown
Financials	21%
Industrials	14%
Consumer Discretionary	13%
Consumer Staples	11%
Health Care	11%
Materials	8%
Information Technology	5%
Energy	5%
Telecommunication Services	5%
Real Estate	4%
Utilities	3%
Country Composition
Japan	24%
United Kingdom	18%
France	10%
Germany	9%
Switzerland	9%
Other	30%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the U.S.-traded MSCI EAFE futures contract and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

210 :: ProFund VP Short International :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2016

Repurchase Agreements(a)(b) (100.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.23%—0.44%, dated 12/30/16, due 1/3/17, total to be received $1,192,036	$1,192,000	$1,192,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,192,000)		1,192,000
TOTAL INVESTMENT SECURITIES (Cost $1,192,000)—100.7%		1,192,000
Net other assets (liabilities)—(0.7)%		(8,664)
NET ASSETS—100.0%		$1,183,336

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2016, the aggregate amount held in a segregated account was $206,000.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
MSCI EAFE Index	Goldman Sachs International	1/27/17	(0.32)%	$(640,930)	$(1,311)
MSCI EAFE Index	UBS AG	1/27/17	(0.42)%	(541,881)	(1,209)
				$(1,182,811)	$(2,520)

^                  Reflects the floating financing rate, as of December 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Short International :: 211

Statement of Assets and Liabilities
December 31, 2016

ASSETS:
Total Investment Securities, at cost	$1,192,000
Repurchase agreements, at value	1,192,000
Total Investment Securities, at value	1,192,000
Cash	680
Interest receivable	18
Prepaid expenses	12
TOTAL ASSETS	1,192,710

LIABILITIES:
Payable for capital shares redeemed	504
Unrealized loss on swap agreements	2,520
Advisory fees payable	1,754
Management services fees payable	234
Administration fees payable	43
Administrative services fees payable	860
Distribution fees payable	985
Transfer agency fees payable	148
Fund accounting fees payable	49
Compliance services fees payable	8
Other accrued expenses	2,269
TOTAL LIABILITIES	9,374
NET ASSETS	$1,183,336
NET ASSETS CONSIST OF:
Capital	$2,858,659
Accumulated net realized gains (losses) on investments	(1,672,803)
Net unrealized appreciation (depreciation) on investments	(2,520)
NET ASSETS	$1,183,336

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	98,886
Net Asset Value (offering and redemption price per share)	$11.97

Statement of Operations
For the Year Ended December 31, 2016

INVESTMENT INCOME:
Interest	$4,920
EXPENSES:
Advisory fees	13,848
Management services fees	1,846
Administration fees	810
Transfer agency fees	1,174
Administrative services fees	3,974
Distribution fees	4,616
Custody fees	299
Fund accounting fees	944
Trustee fees	50
Compliance services fees	12
Other fees	2,266
Recoupment of prior expenses reduced by the Advisor	1,182
TOTAL NET EXPENSES	31,021
NET INVESTMENT INCOME (LOSS)	(26,101)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on swap agreements	(254,350)
Change in net unrealized appreciation/depreciation on investments	(14,069)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(268,419)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(294,520)

See accompanying notes to financial statements.

212 :: ProFund VP Short International :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2016	Year Ended December 31, 2015
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(26,101)	$(28,338)
Net realized gains (losses) on investments	(254,350)	(70,304)
Change in net unrealized appreciation/depreciation on investments	(14,069)	(8,438)
Change in net assets resulting from operations	(294,520)	(107,080)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	15,449,016	16,793,156
Value of shares redeemed	(15,199,353)	(16,944,714)
Change in net assets resulting from capital transactions	249,663	(151,558)
Change in net assets	(44,857)	(258,638)

NET ASSETS:
Beginning of period	1,228,193	1,486,831
End of period	$1,183,336	$1,228,193

SHARE TRANSACTIONS:
Issued	1,202,834	1,322,824
Redeemed	(1,200,495)	(1,338,773)
Change in shares	2,339	(15,949)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Short International :: 213

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012
Net Asset Value, Beginning of Period	$12.72	$13.22	$12.86	$16.28	$20.92

Investment Activities:
Net investment income (loss)(a)	(0.18)	(0.21)	(0.21)	(0.24)	(0.30)
Net realized and unrealized gains (losses) on investments	(0.57)	(0.29)	0.57	(3.18)	(3.82)
Total income (loss) from investment activities	(0.75)	(0.50)	0.36	(3.42)	(4.12)

Distributions to Shareholders From:
Net realized gains on investments	—	—	—	—	(0.52)

Net Asset Value, End of Period	$11.97	$12.72	$13.22	$12.86	$16.28

Total Return	(5.90)%	(3.78)%	2.80%	(21.01)%	(20.15)%

Ratios to Average Net Assets:
Gross expenses	1.68%	1.72%	2.06%	1.86%	2.00%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)	(1.41)%	(1.63)%	(1.66)%	(1.65)%	(1.58)%

Supplemental Data:
Net assets, end of period (000’s)	$1,183	$1,228	$1,487	$1,443	$1,669
Portfolio turnover rate(b)	—	—	—	—	—

(a)              Per share net investment income (loss) has been calculated using the average daily shares method.

(b)              Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

214 :: ProFund VP Short Emerging Markets :: Management Discussion of Fund Performance

ProFund VP Short Emerging Markets seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the BNY Mellon Emerging Markets 50 ADR Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended December 31, 2016, the Fund had a total return of -16.24%. For the same period, the Index had a total return of 12.54%(1) and a volatility of 21.46%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index is a free-float adjusted, market capitalization-weighted index. The Index is designed to track the performance of a basket of companies who have their primary equity listing on a stock exchange of an emerging market country and who also have depositary receipts that trade on a U.S. exchange or on NASDAQ. The Index consists of companies from the following emerging market countries: Argentina, Brazil, Chile, China, Colombia, India, Indonesia, Mexico, Peru, Russia, South Africa, South Korea and Taiwan. The Index is expressed in U.S. dollar terms and as such should generally reflect the relative movement of the U.S. dollar against the basket of foreign currencies represented by the constituent companies in the Index.

During the year ended December 31, 2016, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefitted from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Short Emerging Markets from August 31, 2007 to December 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/16

Fund	One Year	Five Year	Since Inception
ProFund VP Short Emerging Markets	-16.24%	-4.69%	-9.54%
BNY Mellon Emerging Markets 50 ADR Index	12.54%	-0.85%	-1.46%

Expense Ratios**

Fund	Gross	Net
ProFund VP Short Emerging Markets	1.68%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 2, 2016. Contractual fee waivers are in effect through April 30, 2017. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Short Emerging Markets primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

BNY Mellon Emerging Markets 50 ADR Index — Composition

% of Index
Industry Breakdown
Information Technology	35%
Financials	17%
Telecommunication Services	15%
Energy	11%
Materials	8%
Consumer Discretionary	7%
Consumer Staples	5%
Utilities	2%
Country Composition
China	39%
Brazil	18%
Taiwan	15%
India	9%
South Korea	8%
Other	11%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Short Emerging Markets :: 215

Schedule of Portfolio Investments :: December 31, 2016

Repurchase Agreements(a)(b) (98.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.23%—0.44%, dated 12/30/16, due 1/3/17, total to be received $1,636,049	$1,636,000	$1,636,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,636,000)		1,636,000
TOTAL INVESTMENT SECURITIES (Cost $1,636,000)—98.6%		1,636,000
Net other assets (liabilities)—1.4%		23,653
NET ASSETS—100.0%		$1,659,653

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2016, the aggregate amount held in a segregated account was $419,000.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
BNY Mellon Emerging Markets 50 ADR Index	Goldman Sachs International	1/27/17	(0.22)%	$(976,478)	$1,520
BNY Mellon Emerging Markets 50 ADR Index	UBS AG	1/27/17	(0.07)%	(683,746)	821
				$(1,660,224)	$2,341

^                  Reflects the floating financing rate, as of December 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to financial statements.

216 :: ProFund VP Short Emerging Markets :: Financial Statements

Statement of Assets and Liabilities

December 31, 2016

ASSETS:
Total Investment Securities, at cost	$1,636,000
Repurchase agreements, at value	1,636,000
Total Investment Securities, at value	1,636,000
Cash	98
Interest receivable	24
Unrealized gain on swap agreements	2,341
Receivable for capital shares issued	31,512
Prepaid expenses	21
TOTAL ASSETS	1,669,996
LIABILITIES:
Payable for capital shares redeemed	3,308
Advisory fees payable	1,931
Management services fees payable	258
Administration fees payable	52
Administrative services fees payable	843
Distribution fees payable	938
Transfer agency fees payable	155
Fund accounting fees payable	59
Compliance services fees payable	9
Other accrued expenses	2,790
TOTAL LIABILITIES	10,343
NET ASSETS	$1,659,653
NET ASSETS CONSIST OF:
Capital	$3,047,692
Accumulated net realized gains (losses) on investments	(1,390,380)
Net unrealized appreciation (depreciation) on investments	2,341
NET ASSETS	$1,659,653
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	141,122
Net Asset Value (offering and redemption price per share)	$11.76

Statement of Operations

For the Year Ended December 31, 2016

INVESTMENT INCOME:
Interest	$7,174
EXPENSES:
Advisory fees	20,556
Management services fees	2,741
Administration fees	1,128
Transfer agency fees	1,640
Administrative services fees	6,095
Distribution fees	6,852
Custody fees	399
Fund accounting fees	1,325
Trustee fees	86
Compliance services fees	9
Other fees	4,216
Recoupment of prior expenses reduced by the Advisor	1,000
TOTAL NET EXPENSES	46,047
NET INVESTMENT INCOME (LOSS)	(38,873)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on swap agreements	(448,227)
Change in net unrealized appreciation/depreciation on investments	(60,523)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(508,750)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(547,623)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Short Emerging Markets :: 217

Statements of Changes in Net Assets

	Year Ended December 31, 2016	Year Ended December 31, 2015
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$(38,873)	$(53,181)
Net realized gains (losses) on investments	(448,227)	(97,828)
Change in net unrealized appreciation/depreciation on investments	(60,523)	53,165
Change in net assets resulting from operations	(547,623)	(97,844)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	25,544,487	35,642,722
Value of shares redeemed	(28,552,679)	(31,978,045)
Change in net assets resulting from capital transactions	(3,008,192)	3,664,677
Change in net assets	(3,555,815)	3,566,833
NET ASSETS:
Beginning of period	5,215,468	1,648,635
End of period	$1,659,653	$5,215,468
SHARE TRANSACTIONS:
Issued	1,888,549	2,651,123
Redeemed	(2,118,862)	(2,410,617)
Change in shares	(230,313)	240,506

See accompanying notes to financial statements.

218 :: ProFund VP Short Emerging Markets :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012
Net Asset Value, Beginning of Period	$14.04	$12.59	$12.97	$13.00	$14.95
Investment Activities:
Net investment income (loss)(a)	(0.19)	(0.22)	(0.21)	(0.23)	(0.22)
Net realized and unrealized gains (losses) on investments	(2.09)	1.67 (b)	(0.17)	0.20	(1.73)
Total income (loss) from investment activities	(2.28)	1.45	(0.38)	(0.03)	(1.95)
Net Asset Value, End of Period	$11.76	$14.04	$12.59	$12.97	$13.00
Total Return	(16.24)%	11.52%	(2.93)%	(0.23)%	(13.04)%
Ratios to Average Net Assets:
Gross expenses	1.68%	1.71%	2.18%	1.93%	2.06%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)	(1.42)%	(1.63)%	(1.66)%	(1.66)%	(1.57)%
Supplemental Data:
Net assets, end of period (000’s)	$1,660	$5,215	$1,649	$1,154	$1,282
Portfolio turnover rate(c)	—	—	—	—	—

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

Management Discussion of Fund Performance :: ProFund VP UltraShort Dow 30 :: 219

ProFund VP UltraShort Dow 30 seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Dow Jones Industrial Average (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended December 31, 2016, the Fund had a total return of -31.76%. For the same period, the Index had a total return of 16.50%(1) and a volatility of 12.59%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index is a price-weighted index. The Index includes 30 large-cap, “blue-chip” U.S. stocks, excluding utility and transportation companies. Components are selected through a discretionary process with no pre-determined criteria except that components should be established U.S. companies that are leaders in their industries, have an excellent reputation, demonstrate sustained growth, are of interest to a large number of investors, and accurately represents the sectors covered by the average. The Index is not limited to traditionally defined industrial stocks. Instead, the Index serves as a measure of the entire U.S. market, covering such diverse industries as financial services, technology, retail, entertainment, and consumer goods. Composition changes are rare, and generally occur only after corporate acquisitions or other dramatic shifts in a component’s core business. When such an event necessitates that one component be replaced, the entire Index is reviewed.

During the year ended December 31, 2016, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP UltraShort Dow 30 from December 31, 2006 to December 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/16

Fund	One Year	Five Year	Ten Year
ProFund VP UltraShort Dow 30	-31.76%	-27.54%	-24.05%
Dow Jones Industrial Average	16.50%	12.92%	7.52%

Expense Ratios**

Fund	Gross	Net
ProFund VP UltraShort Dow 30	1.83%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 2, 2016. Contractual fee waivers are in effect through April 30, 2017. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(199)%
Total Exposure	(199)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP UltraShort Dow 30 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Dow Jones Industrial Average — Composition

% of Index
Industrials	19%
Financials	18%
Information Technology	17%
Consumer Discretionary	14%
Health Care	13%
Energy	7%
Consumer Staples	7%
Materials	3%
Telecommunication Services	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

220 :: ProFund VP UltraShort Dow 30 :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2016

Repurchase Agreements(a)(b) (101.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.23%—0.27%, dated 12/30/16, due 1/3/17, total to be received $18,001	$18,000	$18,000
TOTAL REPURCHASE AGREEMENTS (Cost $18,000)		18,000
TOTAL INVESTMENT SECURITIES (Cost $18,000)—101.7%		18,000
Net other assets (liabilities)—(1.7)%		(296)
NET ASSETS—100.0%		$17,704

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2016, the aggregate amount held in a segregated account was $13,000.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones Industrial Average	Goldman Sachs International	1/27/17	(0.92)%	$(24,619)	$72
Dow Jones Industrial Average	UBS AG	1/27/17	(0.52)%	(10,697)	99
				$(35,316)	$171

^                  Reflects the floating financing rate, as of December 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraShort Dow 30 :: 221

Statement of Assets and Liabilities
December 31, 2016

ASSETS:
Total Investment Securities, at cost	$18,000
Repurchase agreements, at value	18,000
Total Investment Securities, at value	18,000
Cash	72
Unrealized gain on swap agreements	171
Prepaid expenses	1
TOTAL ASSETS	18,244
LIABILITIES:
Advisory fees payable	276
Management services fees payable	37
Administration fees payable	3
Administrative services fees payable	20
Distribution fees payable	64
Transfer agency fees payable	13
Fund accounting fees payable	3
Other accrued expenses	124
TOTAL LIABILITIES	540
NET ASSETS	$17,704
NET ASSETS CONSIST OF:
Capital	$869,599
Accumulated net realized gains (losses) on investments	(852,066)
Net unrealized appreciation (depreciation) on investments	171
NET ASSETS	$17,704
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,703
Net Asset Value (offering and redemption price per share)	$10.40

Statement of Operations
For the Year Ended December 31, 2016

INVESTMENT INCOME:
Interest	$250
EXPENSES:
Advisory fees	751
Management services fees	100
Administration fees	47
Transfer agency fees	69
Administrative services fees	89
Distribution fees	250
Custody fees	18
Fund accounting fees	55
Trustee fees	3
Printing fees	130
Other fees	119
Recoupment of prior expenses reduced by the Advisor	50
TOTAL NET EXPENSES	1,681
NET INVESTMENT INCOME (LOSS)	(1,431)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	531
Net realized gains (losses) on swap agreements	(26,236)
Change in net unrealized appreciation/depreciation on investments	15,228
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(10,477)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(11,908)

See accompanying notes to financial statements.

222 :: ProFund VP UltraShort Dow 30 :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2016	Year Ended December 31, 2015
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$(1,431)	$(6,111)
Net realized gains (losses) on investments	(25,705)	(6,457)
Change in net unrealized appreciation/depreciation on investments	15,228	(16,234)
Change in net assets resulting from operations	(11,908)	(28,802)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	17,417,863	55,151,902
Value of shares redeemed	(17,416,316)	(55,145,218)
Change in net assets resulting from capital transactions	1,547	6,684
Change in net assets	(10,361)	(22,118)
NET ASSETS:
Beginning of period	28,065	50,183
End of period	$17,704	$28,065
SHARE TRANSACTIONS:
Issued	1,341,544	3,455,925
Redeemed	(1,341,682)	(3,457,073)
Change in shares	(138)	(1,148)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP UltraShort Dow 30 :: 223

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014(a)	Year Ended Dec. 31, 2013(a)	Year Ended Dec. 31, 2012(a)
Net Asset Value, Beginning of Period	$15.24	$16.79	$22.44	$39.84	$52.08
Investment Activities:
Net investment income (loss)(b)	(0.19)	(0.26)	(0.32)	(0.48)	(0.72)
Net realized and unrealized gains (losses) on investments	(4.65)	(1.29)	(5.33)	(16.92)	(11.52)
Total income (loss) from investment activities	(4.84)	(1.55)	(5.65)	(17.40)	(12.24)
Net Asset Value, End of Period	$10.40	$15.24	$16.79	$22.44	$39.84
Total Return	(31.76)%	(9.23)%	(25.18)%	(43.84)%	(23.27)%
Ratios to Average Net Assets:
Gross expenses	1.68%	2.27%	4.08%	3.41%	2.80%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)	(1.43)%	(1.63)%	(1.66)%	(1.65)%	(1.58)%
Supplemental Data:
Net assets, end of period (000’s)	$18	$28	$50	$191	$262
Portfolio turnover rate(c)	—	—	—	—	—

(a)         As described in Note 10, share amounts have been adjusted for 1:12 reverse stock split that occurred on October 20, 2014.

(b)         Per share net investment income (loss) has been calculated using the average daily shares method.

(c)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

224 :: ProFund VP UltraShort NASDAQ-100 :: Management Discussion of Fund Performance

ProFund VP UltraShort NASDAQ-100 seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the NASDAQ-100® Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended December 31, 2016, the Fund had a total return of -20.21%. For the same period, the Index had a total return of 7.27%(1) and a volatility of 16.19%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index.(2)

The Fund takes positions derivatives that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index represents the largest non-financial domestic and international issues listed on The NASDAQ Stock Market. To be eligible for inclusion companies cannot be in bankruptcy proceedings and must meet certain additional criteria including minimum trading volume and “seasoning” requirements. The Index is calculated under a modified capitalization-weighted methodology.

During the year ended December 31, 2016, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP UltraShort NASDAQ-100 from December 31, 2006 to December 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/16

Fund	One Year	Five Year	Ten Year
ProFund VP UltraShort NASDAQ-100	-20.21%	-33.94%	-30.17%
NASDAQ-100 Index	7.27%	17.90%	11.82%

Expense Ratios**

Fund	Gross	Net
ProFund VP UltraShort NASDAQ-100	1.68%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2016. Contractual fee waivers are in effect through April 30, 2017. See Financial Highlights for effective expense ratio.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(21)%
Swap Agreements	(180)%
Total Exposure	(201)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP UltraShort NASDAQ-100 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

NASDAQ-100 Index — Composition

% of Index
Information Technology	59%
Consumer Discretionary	21%
Health Care	11%
Consumer Staples	6%
Industrials	2%
Telecommunication Services	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP UltraShort NASDAQ-100 :: 225

Schedule of Portfolio Investments :: December 31, 2016

Repurchase Agreements(a)(b) (80.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.23%—0.44%, dated 12/30/16, due 1/3/17, total to be received $733,022	$733,000	$733,000
TOTAL REPURCHASE AGREEMENTS (Cost $733,000)		733,000
TOTAL INVESTMENT SECURITIES (Cost $733,000)—80.6%		733,000
Net other assets (liabilities)—19.4%		176,313
NET ASSETS—100.0%		$909,313

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2016, the aggregate amount held in a segregated account was $316,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts	2	3/20/17	$194,640	$(1,020)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
NASDAQ-100 Index	Goldman Sachs International	1/27/17	(1.02)%	$(75,791)	$1,584
NASDAQ-100 Index	UBS AG	1/27/17	(0.82)%	(1,557,063)	25,575
				$(1,632,854)	$27,159

^                  Reflects the floating financing rate, as of December 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to financial statements.

226 :: ProFund VP UltraShort NASDAQ-100 :: Financial Statements

Statement of Assets and Liabilities
December 31, 2016

ASSETS:
Total Investment Securities, at cost	$733,000
Repurchase agreements, at value	733,000
Total Investment Securities, at value	733,000
Cash	244
Segregated cash balances with brokers	7,920
Interest receivable	11
Unrealized gain on swap agreements	27,159
Receivable for capital shares issued	141,988
Variation margin on futures contracts	2,100
Prepaid expenses	10
TOTAL ASSETS	912,432
LIABILITIES:
Advisory fees payable	734
Management services fees payable	98
Administration fees payable	26
Administrative services fees payable	396
Distribution fees payable	549
Transfer agency fees payable	81
Fund accounting fees payable	29
Compliance services fees payable	6
Other accrued expenses	1,200
TOTAL LIABILITIES	3,119
NET ASSETS	$909,313
NET ASSETS CONSIST OF:
Capital	$5,867,880
Accumulated net realized gains (losses) on investments	(4,984,706)
Net unrealized appreciation (depreciation) on investments	26,139
NET ASSETS	$909,313
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	91,397
Net Asset Value (offering and redemption price per share)	$9.95

Statement of Operations
For the Year Ended December 31, 2016

INVESTMENT INCOME:
Interest	$3,887
EXPENSES:
Advisory fees	10,963
Management services fees	1,462
Administration fees	606
Transfer agency fees	877
Administrative services fees	2,783
Distribution fees	3,654
Custody fees	281
Fund accounting fees	707
Trustee fees	34
Compliance services fees	6
Other fees	1,934
Recoupment of prior expenses reduced by the Advisor	1,250
TOTAL NET EXPENSES	24,557
NET INVESTMENT INCOME (LOSS)	(20,670)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	(34,423)
Net realized gains (losses) on swap agreements	(497,925)
Change in net unrealized appreciation/depreciation on investments	7,597
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(524,751)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(545,421)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraShort NASDAQ-100 :: 227

Statements of Changes in Net Assets

	Year Ended December 31, 2016	Year Ended December 31, 2015
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$(20,670)	$(44,662)
Net realized gains (losses) on investments	(532,348)	(918,260)
Change in net unrealized appreciation/depreciation on investments	7,597	(2,266)
Change in net assets resulting from operations	(545,421)	(965,188)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	83,210,787	196,501,841
Value of shares redeemed	(82,371,063)	(195,526,281)
Change in net assets resulting from capital transactions	839,724	975,560
Change in net assets	294,303	10,372
NET ASSETS:
Beginning of period	615,010	604,638
End of period	$909,313	$615,010
SHARE TRANSACTIONS:
Issued	7,116,095	13,732,825
Redeemed	(7,074,054)	(13,719,227)
Change in shares	42,041	13,598

See accompanying notes to financial statements.

228 :: ProFund VP UltraShort NASDAQ-100 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014(a)	Year Ended Dec. 31, 2013(a)	Year Ended Dec. 31, 2012(a)
Net Asset Value, Beginning of Period	$12.46	$16.91	$26.46	$51.24	$79.10
Investment Activities:
Net investment income (loss)(b)	(0.17)	(0.23)	(0.35)	(0.70)	(0.84)
Net realized and unrealized gains (losses) on investments	(2.34)	(4.22)	(9.20)	(24.08)	(27.02)
Total income (loss) from investment activities	(2.51)	(4.45)	(9.55)	(24.78)	(27.86)
Net Asset Value, End of Period	$9.95	$12.46	$16.91	$26.46	$51.24
Total Return	(20.21)%	(26.26)%	(35.75)%	(48.63)%	(35.22)%
Ratios to Average Net Assets:
Gross expenses	1.68%	1.71%	2.20%	1.97%	2.01%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)	(1.42)%	(1.64)%	(1.66)%	(1.65)%	(1.57)%
Supplemental Data:
Net assets, end of period (000’s)	$909	$615	$605	$756	$1,441
Portfolio turnover rate(c)	—	—	—	—	—

(a)         As described in Note 10, share amounts have been adjusted for 1:14 reverse stock split that occurred on October 20, 2014.

(b)         Per share net investment income (loss) has been calculated using the average daily shares method.

(c)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

Management Discussion of Fund Performance :: ProFund VP Banks :: 229

ProFund VP Banks seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Banks Index (the “Index”). For the year ended December 31, 2016, the Fund had a total return of 23.23%. For the same period, the Index had a total return of 25.33%(1) and a volatility of 24.70%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar return characteristics as the return of the Index. The Index measures the performance of the banking sector of the U.S. equity market. Component companies include regional and major U.S. domiciled banks engaged in a wide range of financial services, including retail banking, loans, and money transmissions.

During the year ended December 31, 2016, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Banks from December 31, 2006 to December 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/16

Fund	One Year	Five Year	Ten Year
ProFund VP Banks	23.23%	19.25%	-3.40%
Dow Jones U.S. Banks Index	25.33%	21.39%	-1.17%
S&P 500	11.96%	14.66%	6.95%

Expense Ratios**

Fund	Gross	Net
ProFund VP Banks	1.68%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 2, 2016. Contractual fee waivers are in effect through April 30, 2017. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	77%
Swap Agreements	23%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
JPMorgan Chase & Co.	16.0%
Wells Fargo & Co.	12.9%
Bank of America Corp.	11.6%
Citigroup, Inc.	8.8%
U.S. Bancorp	4.3%

Dow Jones U.S. Banks Index —
Composition

% of Index
Diversified Banks	71%
Regional Banks	28%
Thrifts & Mortgage Finance	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)         The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

230 :: ProFund VP Banks :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2016

Common Stocks (76.8%)

	Shares	Value
Associated Banc-Corp. (Banks)	1,090	$26,923
BancorpSouth, Inc. (Banks)	638	19,810
Bank of America Corp. (Banks)	74,961	1,656,637
Bank of Hawaii Corp. (Banks)	320	28,381
Bank of the Ozarks, Inc. (Banks)	685	36,024
BankUnited, Inc. (Banks)	761	28,682
BB&T Corp. (Banks)	6,007	282,449
BOK Financial Corp. (Banks)	141	11,709
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	945	15,555
Cathay General Bancorp, Inc. (Banks)	546	20,764
Citigroup, Inc. (Banks)	21,122	1,255,279
Citizens Financial Group, Inc. (Banks)	3,798	135,323
Comerica, Inc. (Banks)	1,291	87,930
Commerce Bancshares, Inc. (Banks)	654	37,808
Cullen/Frost Bankers, Inc. (Banks)	430	37,939
East West Bancorp, Inc. (Banks)	1,058	53,778
F.N.B. Corp. (Banks)	1,558	24,975
Fifth Third Bancorp (Banks)	5,613	151,383
First Financial Bankshares, Inc. (Banks)	479	21,651
First Horizon National Corp. (Banks)	1,729	34,589
First Republic Bank (Banks)	1,137	104,763
Fulton Financial Corp. (Banks)	1,299	24,421
Glacier Bancorp, Inc. (Banks)	566	20,506
Hancock Holding Co. (Banks)	627	27,024
Huntington Bancshares, Inc. (Banks)	8,033	106,196
IBERIABANK Corp. (Banks)	333	27,889
International Bancshares Corp. (Banks)	447	18,238
Investors Bancorp, Inc. (Banks)	2,290	31,946
JPMorgan Chase & Co. (Banks)	26,544	2,290,481
KeyCorp (Banks)	7,999	146,142
M&T Bank Corp. (Banks)	1,148	179,582
MB Financial, Inc. (Banks)	520	24,560
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	3,626	57,689
PacWest Bancorp (Banks)	894	48,669
People’s United Financial, Inc. (Banks)	2,307	44,664
PNC Financial Services Group, Inc. (Banks)	3,622	423,629
Popular, Inc. (Banks)	758	33,216
PrivateBancorp, Inc. (Banks)	592	32,080
Prosperity Bancshares, Inc. (Banks)	508	36,464
Regions Financial Corp. (Banks)	9,142	131,279
Signature Bank* (Banks)	411	61,732
SunTrust Banks, Inc. (Banks)	3,623	198,722
SVB Financial Group* (Banks)	397	68,149
Synovus Financial Corp. (Banks)	911	37,424
TCF Financial Corp. (Banks)	1,280	25,075
Texas Capital Bancshares, Inc.* (Banks)	372	29,165
Trustmark Corp. (Banks)	492	17,540
U.S. Bancorp (Banks)	11,840	608,221
UMB Financial Corp. (Banks)	327	25,218
Umpqua Holdings Corp. (Banks)	1,620	30,424
United Bankshares, Inc. (Banks)	604	27,935
Valley National Bancorp (Banks)	1,904	22,163
Washington Federal, Inc. (Thrifts & Mortgage Finance)	670	23,015
Webster Financial Corp. (Banks)	692	37,562
Wells Fargo & Co. (Banks)	33,529	1,847,782
Western Alliance Bancorp* (Banks)	715	34,828
Wintrust Financial Corp. (Banks)	395	28,665
Zions Bancorp (Banks)	1,517	65,292
TOTAL COMMON STOCKS (Cost $6,879,194)		10,965,939
TOTAL INVESTMENT SECURITIES (Cost $6,879,194)—76.8%		10,965,939
Net other assets (liabilities)—23.2%		3,306,704
NET ASSETS—100.0%		$14,272,643

*                 Non-income producing security

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Banks Index	Goldman Sachs International	1/23/17	1.02%	$3,299,604	$(396)

^                  Reflects the floating financing rate, as of December 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

ProFund VP Banks invested in the following industries as of December 31, 2016:

	Value	% of Net Assets
Banks	$10,869,680	76.1%
Thrifts & Mortgage Finance	96,259	0.7%
Other**	3,306,704	23.2%
Total	$14,272,643	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Banks :: 231

Statement of Assets and Liabilities
December 31, 2016

ASSETS:
Total Investment Securities, at cost	$6,879,194
Securities, at value	10,965,939
Total Investment Securities, at value	10,965,939
Dividends receivable	9,288
Receivable for capital shares issued	7,274
Receivable for investments sold	3,814,906
Prepaid expenses	25
TOTAL ASSETS	14,797,432
LIABILITIES:
Payable for capital shares redeemed	465,202
Cash overdraft	33,419
Unrealized loss on swap agreements	396
Advisory fees payable	9,611
Management services fees payable	1,282
Administration fees payable	413
Administrative services fees payable	3,995
Distribution fees payable	3,742
Transfer agency fees payable	960
Fund accounting fees payable	469
Compliance services fees payable	49
Other accrued expenses	5,251
TOTAL LIABILITIES	524,789
NET ASSETS	$14,272,643
NET ASSETS CONSIST OF:
Capital	$27,346,828
Accumulated net investment income (loss)	29,961
Accumulated net realized gains (losses) on investments	(17,190,495)
Net unrealized appreciation (depreciation) on investments	4,086,349
NET ASSETS	$14,272,643
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	644,755
Net Asset Value (offering and redemption price per share)	$22.14

Statement of Operations
For the Year Ended December 31, 2016

INVESTMENT INCOME:
Dividends	$130,598
Interest	108
TOTAL INVESTMENT INCOME	130,706
EXPENSES:
Advisory fees	44,976
Management services fees	5,997
Administration fees	2,361
Transfer agency fees	3,420
Administrative services fees	17,428
Distribution fees	14,992
Custody fees	967
Fund accounting fees	3,156
Trustee fees	139
Compliance services fees	67
Other fees	5,742
Recoupment of prior expenses reduced by the Advisor	1,500
TOTAL NET EXPENSES	100,745
NET INVESTMENT INCOME (LOSS)	29,961
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	22,204
Net realized gains (losses) on swap agreements	(66,027)
Change in net unrealized appreciation/depreciation on investments	1,243,200
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	1,199,377
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,229,338

See accompanying notes to financial statements.

232 :: ProFund VP Banks :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2016	Year Ended December 31, 2015
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$29,961	$15,144
Net realized gains (losses) on investments	(43,823)	42,507
Change in net unrealized appreciation/depreciation on investments	1,243,200	(610,340)
Change in net assets resulting from operations	1,229,338	(552,689)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(15,144)	(15,650)
Change in net assets resulting from distributions	(15,144)	(15,650)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	21,502,652	26,723,178
Distributions reinvested	15,144	15,650
Value of shares redeemed	(16,991,945)	(26,050,548)
Change in net assets resulting from capital transactions	4,525,851	688,280
Change in net assets	5,740,045	119,941
NET ASSETS:
Beginning of period	8,532,598	8,412,657
End of period	$14,272,643	$8,532,598
Accumulated net investment income (loss)	$29,961	$15,144
SHARE TRANSACTIONS:
Issued	1,172,484	1,466,208
Reinvested	864	880
Redeemed	(1,002,091)	(1,457,062)
Change in shares	171,257	10,026

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Banks :: 233

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012
Net Asset Value, Beginning of Period	$18.02	$18.15	$16.46	$12.42	$9.31
Investment Activities:
Net investment income (loss)(a)	0.09	0.04	0.03	0.01	0.07
Net realized and unrealized gains (losses) on investments	4.08	(0.12)	1.68	4.13	3.04
Total income (loss) from investment activities	4.17	(0.08)	1.71	4.14	3.11
Distributions to Shareholders From:
Net investment income	(0.05)	(0.05)	(0.02)	(0.10)	—
Net Asset Value, End of Period	$22.14	$18.02	$18.15	$16.46	$12.42
Total Return	23.23%	(0.43)%	10.38%	33.45%	33.40%
Ratios to Average Net Assets:
Gross expenses	1.68%	1.69%	1.79%	1.79%	1.98%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)	0.50%	0.21%	0.18%	0.08%	0.60%
Supplemental Data:
Net assets, end of period (000’s)	$14,273	$8,533	$8,413	$7,628	$8,285
Portfolio turnover rate(b)	362%	451%	437%	574%	786%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

234 :: ProFund VP Basic Materials :: Management Discussion of Fund Performance

ProFund VP Basic Materials seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Basic Materials Index (the “Index”). For the year ended December 31, 2016, the Fund had a total return of 18.49%. For the same period, the Index had a total return of 20.27%(1) and a volatility of 18.83%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar return characteristics as the return of the Index. The Index measures the performance of the basic materials sector of the U.S. equity market. Component companies are involved in the production of aluminum, steel, non-ferrous metals, commodity chemicals, specialty chemicals, forest products, paper products, as well as the mining of precious metals and coal.

During the year ended December 31, 2016, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Basic Materials from December 31, 2006 to December 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/16

Fund	One Year	Five Year	Ten Year
ProFund VP Basic Materials	18.49%	5.91%	4.10%
Dow Jones U.S. Basic Materials Index	20.27%	7.69%	5.81%
S&P 500	11.96%	14.66%	6.95%

Expense Ratios**

Fund	Gross	Net
ProFund VP Basic Materials	1.74%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 2, 2016. Contractual fee waivers are in effect through April 30, 2017. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
The Dow Chemical Co.	11.4%
E.I. du Pont de Nemours & Co.	11.3%
Monsanto Co.	8.2%
Praxair, Inc.	5.9%
Air Products & Chemicals, Inc.	5.6%

Dow Jones U.S. Basic Materials Index — Composition

% of Index
Chemicals	81%
Metals & Mining	17%
Paper & Forest Products	1%
Oil, Gas & Consumable Fuels	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)         The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Basic Materials :: 235

Schedule of Portfolio Investments :: December 31, 2016

Common Stocks (99.8%)

	Shares	Value
AdvanSix, Inc.* (Chemicals)	1,253	$27,741
Air Products & Chemicals, Inc. (Chemicals)	8,938	1,285,463
Albemarle Corp. (Chemicals)	4,625	398,120
Alcoa Corp.* (Metals & Mining)	6,009	168,733
Allegheny Technologies, Inc. (Metals & Mining)	4,478	71,335
Ashland Global Holdings, Inc. (Chemicals)	2,557	279,455
Axalta Coating Systems, Ltd.* (Chemicals)	8,898	242,026
Cabot Corp. (Chemicals)	2,563	129,534
Carpenter Technology Corp. (Metals & Mining)	1,917	69,338
Celanese Corp.—Series A (Chemicals)	5,888	463,621
CF Industries Holdings, Inc. (Chemicals)	9,585	301,736
Chemtura Corp.* (Chemicals)	2,590	85,988
Commercial Metals Co. (Metals & Mining)	4,751	103,477
Compass Minerals International, Inc. (Metals & Mining)	1,389	108,828
CONSOL Energy, Inc. (Oil, Gas & Consumable Fuels)	7,264	132,423
Domtar Corp. (Paper & Forest Products)	2,574	100,463
E.I. du Pont de Nemours & Co. (Chemicals)	35,743	2,623,536
Eastman Chemical Co. (Chemicals)	6,033	453,742
Ecolab, Inc. (Chemicals)	10,788	1,264,569
FMC Corp. (Chemicals)	5,503	311,250
Freeport-McMoRan, Inc.* (Metals & Mining)	51,506	679,364
GCP Applied Technologies, Inc.* (Chemicals)	2,921	78,137
H.B. Fuller Co. (Chemicals)	2,068	99,905
Huntsman Corp. (Chemicals)	8,127	155,063
Ingevity Corp.* (Chemicals)	1,731	94,963
International Flavors & Fragrances, Inc. (Chemicals)	3,266	384,833
KapStone Paper & Packaging Corp. (Paper & Forest Products)	3,615	79,711
LyondellBasell Industries N.V.—Class A (Chemicals)	13,239	1,135,641
Minerals Technologies, Inc. (Chemicals)	1,437	111,008
Monsanto Co. (Chemicals)	18,007	1,894,516
NewMarket Corp. (Chemicals)	380	161,059
Newmont Mining Corp. (Metals & Mining)	21,822	743,475
Nucor Corp. (Metals & Mining)	13,094	779,354
Olin Corp. (Chemicals)	6,795	174,020
Platform Specialty Products Corp.* (Chemicals)	8,702	85,367
PolyOne Corp. (Chemicals)	3,445	110,378
PPG Industries, Inc. (Chemicals)	10,854	1,028,525
Praxair, Inc. (Chemicals)	11,733	1,374,990
Reliance Steel & Aluminum Co. (Metals & Mining)	2,984	237,347
Royal Gold, Inc. (Metals & Mining)	2,685	170,095
RPM International, Inc. (Chemicals)	5,484	295,204
Sensient Technologies Corp. (Chemicals)	1,831	143,880
Steel Dynamics, Inc. (Metals & Mining)	10,025	356,690
Stillwater Mining Co.* (Metals & Mining)	4,978	80,196
The Chemours Co. (Chemicals)	7,476	165,145
The Dow Chemical Co. (Chemicals)	46,105	2,638,128
The Mosaic Co. (Chemicals)	14,400	422,352
The Scotts Miracle-Gro Co.—Class A (Chemicals)	1,828	174,665
United States Steel Corp. (Metals & Mining)	7,091	234,074
W.R. Grace & Co. (Chemicals)	2,882	194,938
Westlake Chemical Corp. (Chemicals)	1,537	86,057
Worthington Industries, Inc. (Metals & Mining)	1,801	85,439
TOTAL COMMON STOCKS (Cost $14,179,070)		23,075,897

Repurchase Agreements(a)(NM)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.23%—0.27%, dated 12/30/16, due 1/3/17, total to be received $10,000	$10,000	$10,000
TOTAL REPURCHASE AGREEMENTS (Cost $10,000)		10,000
TOTAL INVESTMENT SECURITIES (Cost $14,189,070)—99.8%		23,085,897
Net other assets (liabilities)—0.2%		44,681
NET ASSETS—100.0%		$23,130,578

*                 Non-income producing security

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

NM         Not meaningful, amount is less than 0.05%.

ProFund VP Basic Materials invested in the following industries as of December 31, 2016:

	Value	% of Net Assets
Chemicals	$18,875,555	81.6%
Metals & Mining	3,887,745	16.8%
Oil, Gas & Consumable Fuels	132,423	0.6%
Paper & Forest Products	180,174	0.8%
Other**	54,681	0.2%
Total	$23,130,578	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

236 :: ProFund VP Basic Materials :: Financial Statements

Statement of Assets and Liabilities
December 31, 2016

ASSETS:
Total Investment Securities, at cost	$14,189,070
Securities, at value	23,075,897
Repurchase agreements, at value	10,000
Total Investment Securities, at value	23,085,897
Cash	930
Dividends and interest receivable	49,303
Receivable for capital shares issued	45,168
Receivable for investments sold	42,884
Prepaid expenses	70
TOTAL ASSETS	23,224,252
LIABILITIES:
Payable for capital shares redeemed	28,010
Advisory fees payable	19,799
Management services fees payable	2,640
Administration fees payable	744
Administrative services fees payable	9,120
Distribution fees payable	8,823
Trustee fees payable	8
Transfer agency fees payable	1,882
Fund accounting fees payable	844
Compliance services fees payable	118
Other accrued expenses	21,686
TOTAL LIABILITIES	93,674
NET ASSETS	$23,130,578
NET ASSETS CONSIST OF:
Capital	$20,537,050
Accumulated net investment income (loss)	70,734
Accumulated net realized gains (losses) on investments	(6,374,033)
Net unrealized appreciation (depreciation) on investments	8,896,827
NET ASSETS	$23,130,578
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	408,217
Net Asset Value (offering and redemption price per share)	$56.66

Statement of Operations
For the Year Ended December 31, 2016

INVESTMENT INCOME:
Dividends	$416,869
Interest	154
TOTAL INVESTMENT INCOME	417,023
EXPENSES:
Advisory fees	139,885
Management services fees	18,651
Administration fees	7,187
Transfer agency fees	10,402
Administrative services fees	50,911
Distribution fees	46,628
Custody fees	3,329
Fund accounting fees	8,691
Trustee fees	412
Compliance services fees	193
Other fees	30,413
Recoupment of prior expenses reduced by the Advisor	5,500
Total Gross Expenses before reductions	322,202
Expenses reduced and reimbursed by the Advisor	(8,861)
TOTAL NET EXPENSES	313,341
NET INVESTMENT INCOME (LOSS)	103,682
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	283,046
Net realized gains (losses) on swap agreements	4,323
Change in net unrealized appreciation/depreciation on investments	2,426,122
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	2,713,491
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$2,817,173

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Basic Materials :: 237

Statements of Changes in Net Assets

	Year Ended December 31, 2016	Year Ended December 31, 2015
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$103,682	$88,517
Net realized gains (losses) on investments	287,369	2,036,164
Change in net unrealized appreciation/depreciation on investments	2,426,122	(4,688,051)
Change in net assets resulting from operations	2,817,173	(2,563,370)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(88,517)	(99,239)
Change in net assets resulting from distributions	(88,517)	(99,239)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	31,844,798	10,414,274
Distributions reinvested	88,517	99,239
Value of shares redeemed	(24,277,500)	(14,316,833)
Change in net assets resulting from capital transactions	7,655,815	(3,803,320)
Change in net assets	10,384,471	(6,465,929)
NET ASSETS:
Beginning of period	12,746,107	19,212,036
End of period	$23,130,578	$12,746,107
Accumulated net investment income (loss)	$70,734	$58,176
SHARE TRANSACTIONS:
Issued	600,916	193,600
Reinvested	1,613	1,735
Redeemed	(459,809)	(272,546)
Change in shares	142,720	(77,211)

See accompanying notes to financial statements.

238 :: ProFund VP Basic Materials :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012
Net Asset Value, Beginning of Period	$48.01	$56.06	$55.44	$47.28	$43.69
Investment Activities:
Net investment income (loss)(a)	0.29	0.28	0.21	0.38	0.37
Net realized and unrealized gains (losses) on investments	8.57	(8.04)	0.73	8.25	3.35
Total income (loss) from investment activities	8.86	(7.76)	0.94	8.63	3.72
Distributions to Shareholders From:
Net investment income	(0.21)	(0.29)	(0.32)	(0.47)	(0.13)
Net Asset Value, End of Period	$56.66	$48.01	$56.06	$55.44	$47.28
Total Return	18.49%	(13.92)%	1.69%	18.43%	8.49%
Ratios to Average Net Assets:
Gross expenses	1.73%	1.76%	1.74%	1.73%	1.88%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)	0.56%	0.54%	0.36%	0.78%	0.80%
Supplemental Data:
Net assets, end of period (000’s)	$23,131	$12,746	$19,212	$26,941	$24,257
Portfolio turnover rate(b)	109%	46%	83%	85%	56%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Management Discussion of Fund Performance :: ProFund VP Biotechnology :: 239

ProFund VP Biotechnology seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Biotechnology Index (the “Index”). For the year ended December 31, 2016, the Fund had a total return of -15.48%. For the same period, the Index had a total return of -14.14%(1) and a volatility of 24.97%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar return characteristics as the return of the Index. The Index measures the performance of the biotechnology sector of the U.S. equity market. Component companies engage in the research and development of biological substances for drug discovery and diagnostic development. These companies derive most of their revenue from the sale or licensing of drugs and diagnostic tools.

During the year ended December 31, 2016, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Biotechnology from December 31, 2006 to December 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/16

Fund	One Year	Five Year	Ten Year
ProFund VP Biotechnology	-15.48%	21.83%	12.12%
Dow Jones U.S. Biotechnology Index	-14.14%	24.00%	14.04%
S&P 500	11.96%	14.66%	6.95%

Expense Ratios**

Fund	Gross	Net
ProFund VP Biotechnology	1.58%	1.58%

**Reflects the expense ratio as reported in the Prospectus dated May 2, 2016. Contractual fee waivers are in effect through April 30, 2017. See Financial Highlights for effective expense ratio.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	71%
Swap Agreements	29%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Amgen, Inc.	11.8%
AbbVie, Inc.	11.0%
Gilead Sciences, Inc.	10.2%
Celgene Corp.	9.7%
Biogen, Inc.	6.7%

Dow Jones U.S. Biotechnology Index — Composition

% of Index
Biotechnology	94%
Life Sciences Tools & Services	6%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)         The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

240 :: ProFund VP Biotechnology :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2016

Common Stocks (71.2%)

	Shares	Value
AbbVie, Inc. (Biotechnology)	104,236	$6,527,258
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	6,032	173,963
Agios Pharmaceuticals, Inc.* (Biotechnology)	2,076	86,631
Alexion Pharmaceuticals, Inc.* (Biotechnology)	14,375	1,758,781
Alkermes PLC* (Biotechnology)	9,759	542,405
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	4,598	172,149
Amgen, Inc. (Biotechnology)	47,720	6,977,141
Biogen, Inc.* (Biotechnology)	13,996	3,968,986
BioMarin Pharmaceutical, Inc.* (Biotechnology)	11,053	915,631
Bio-Techne Corp. (Life Sciences Tools & Services)	2,416	248,437
Bluebird Bio, Inc.* (Biotechnology)	2,639	162,826
Celgene Corp.* (Biotechnology)	49,738	5,757,174
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	3,025	230,475
Gilead Sciences, Inc. (Biotechnology)	84,534	6,053,480
Illumina, Inc.* (Life Sciences Tools & Services)	9,449	1,209,850
Incyte Corp.* (Biotechnology)	11,271	1,130,143
Intercept Pharmaceuticals, Inc.* (Biotechnology)	1,152	125,165
Intrexon Corp.* (Biotechnology)	3,843	93,385
Ionis Pharmaceuticals, Inc.* (Biotechnology)	7,789	372,548
Juno Therapeutics, Inc.* (Biotechnology)	4,902	92,403
Kite Pharma, Inc.* (Biotechnology)	2,833	127,032
Ligand Pharmaceuticals, Inc.*—Class B (Biotechnology)	1,202	122,135
Myriad Genetics, Inc.* (Biotechnology)	4,418	73,648
Neurocrine Biosciences, Inc.* (Biotechnology)	5,568	215,482
Novavax, Inc.* (Biotechnology)	17,370	21,886
OPKO Health, Inc.* (Biotechnology)	23,254	216,262
Portola Pharmaceuticals, Inc.* (Biotechnology)	3,638	81,637
Quintiles Transnational Holdings, Inc.* (Life Sciences Tools & Services)	8,704	661,939
Radius Health, Inc.* (Biotechnology)	2,395	91,082
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	4,844	1,778,184
Seattle Genetics, Inc.* (Biotechnology)	6,197	327,016
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	2,442	171,697
United Therapeutics Corp.* (Biotechnology)	2,729	391,420
Vertex Pharmaceuticals, Inc.* (Biotechnology)	15,938	1,174,152
TOTAL COMMON STOCKS (Cost $18,650,684)		42,052,403

Contingent Right(NM)

	Shares	Value
Dyax Corp.*+^(a) (Biotechnology)	14,504	$16,099
TOTAL CONTINGENT RIGHT (Cost $—)		16,099

Repurchase Agreements(b) (0.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.23%—0.44%, dated 12/30/16, due 1/3/17, total to be received $257,008	$257,000	$257,000
TOTAL REPURCHASE AGREEMENTS (Cost $257,000)		257,000
TOTAL INVESTMENT SECURITIES (Cost $18,907,684)—71.6%		42,325,502
Net other assets (liabilities)—28.4%		16,786,699
NET ASSETS—100.0%		$59,112,201

*                 Non-income producing security

+                 This security was fair valued based on procedures approved by the Board of Trustees. As of December 31, 2016, this security represented 0.027% of the net assets of the Fund.

^                  The Advisor has deemed this security to be illiquid. As of December 31, 2016, this security represented 0.027% of the net assets of the Fund.

(a)         No explicit expiration date, expiration is subject to contingencies. Rights entitle the Fund to cash if the company receives U.S. Food and Drug Administration approval on a specific medication that is being developed.

(b)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

NM         Not meaningful, amount is less than 0.05%.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Biotechnology Index	Goldman Sachs International	1/23/17	1.02%	$17,097,948	$(2,052)

^                  Reflects the floating financing rate, as of December 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Biotechnology :: 241

ProFund VP Biotechnology invested in the following industries as of December 31, 2016:

	Value	% of Net Assets
Biotechnology	$39,717,801	67.2%
Life Sciences Tools & Services	2,350,701	4.0%
Other**	17,043,699	28.8%
Total	$59,112,201	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

242 :: ProFund VP Biotechnology :: Financial Statements

Statement of Assets and Liabilities
December 31, 2016

ASSETS:
Total Investment Securities, at cost	$18,907,684
Securities, at value	42,068,502
Repurchase agreements, at value	257,000
Total Investment Securities, at value	42,325,502
Cash	816
Dividends and interest receivable	4
Receivable for capital shares issued	20,389
Receivable for investments sold	17,235,936
Prepaid expenses	345
TOTAL ASSETS	59,582,992
LIABILITIES:
Payable for capital shares redeemed	304,475
Unrealized loss on swap agreements	2,052
Advisory fees payable	38,791
Management services fees payable	5,172
Administration fees payable	1,930
Administrative services fees payable	23,513
Distribution fees payable	34,639
Trustee fees payable	20
Transfer agency fees payable	5,772
Fund accounting fees payable	2,190
Compliance services fees payable	336
Other accrued expenses	51,901
TOTAL LIABILITIES	470,791
NET ASSETS	$59,112,201
NET ASSETS CONSIST OF:
Capital	$46,741,809
Accumulated net realized gains (losses) on investments	(11,045,374)
Net unrealized appreciation (depreciation) on investments	23,415,766
NET ASSETS	$59,112,201
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,029,040
Net Asset Value (offering and redemption price per share)	$57.44

Statement of Operations
For the Year Ended December 31, 2016

INVESTMENT INCOME:
Dividends	$889,084
Interest	1,442
TOTAL INVESTMENT INCOME	890,526
EXPENSES:
Advisory fees	503,310
Management services fees	67,107
Administration fees	26,558
Transfer agency fees	38,424
Administrative services fees	128,561
Distribution fees	167,770
Custody fees	13,097
Fund accounting fees	31,140
Trustee fees	1,739
Compliance services fees	526
Other fees	73,834
TOTAL NET EXPENSES	1,052,066
NET INVESTMENT INCOME (LOSS)	(161,540)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(3,767,687)
Net realized gains (losses) on swap agreements	147,586
Change in net unrealized appreciation/depreciation on investments	(9,327,746)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(12,947,847)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(13,109,387)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Biotechnology :: 243

Statements of Changes in Net Assets

	Year Ended December 31, 2016	Year Ended December 31, 2015
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$(161,540)	$(584,104)
Net realized gains (losses) on investments	(3,620,101)	(494,742)
Change in net unrealized appreciation/depreciation on investments	(9,327,746)	2,627,003
Change in net assets resulting from operations	(13,109,387)	1,548,157
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	(915,079)	(3,025,316)
Change in net assets resulting from distributions	(915,079)	(3,025,316)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	28,654,088	58,762,719
Distributions reinvested	915,079	3,025,316
Value of shares redeemed	(41,738,024)	(55,014,163)
Change in net assets resulting from capital transactions	(12,168,857)	6,773,872
Change in net assets	(26,193,323)	5,296,713
NET ASSETS:
Beginning of period	85,305,524	80,008,811
End of period	$59,112,201	$85,305,524
SHARE TRANSACTIONS:
Issued	477,091	809,725
Reinvested	14,824	43,592
Redeemed	(701,123)	(772,376)
Change in shares	(209,208)	80,941

See accompanying notes to financial statements.

244 :: ProFund VP Biotechnology :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012
Net Asset Value, Beginning of Period	$68.89	$69.13	$57.75	$34.29	$24.37
Investment Activities:
Net investment income (loss)(a)	(0.14)	(0.47)	(0.62)	(0.39)	(0.37)
Net realized and unrealized gains (losses) on investments	(10.47)	2.77	16.63	23.85	10.29
Total income (loss) from investment activities	(10.61)	2.30	16.01	23.46	9.92
Distributions to Shareholders From:
Net realized gains on investments	(0.84)	(2.54)	(4.63)	—	—
Net Asset Value, End of Period	$57.44	$68.89	$69.13	$57.75	$34.29
Total Return	(15.48)%	3.30%	29.73%	68.42%	40.71%
Ratios to Average Net Assets:
Gross expenses	1.57%	1.61%	1.68%	1.70%	1.79%
Net expenses	1.57%	1.61%	1.68%	1.68%	1.68%
Net investment income (loss)	(0.24)%	(0.66)%	(0.99)%	(0.83)%	(1.19)%
Supplemental Data:
Net assets, end of period (000’s)	$59,112	$85,306	$80,009	$53,072	$23,306
Portfolio turnover rate(b)	154%	164%	248%	254%	336%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Management Discussion of Fund Performance :: ProFund VP Consumer Goods :: 245

ProFund VP Consumer Goods seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Consumer Goods Index (the “Index”). For the year ended December 31, 2016, the Fund had a total return of 3.54%. For the same period, the Index had a return of 5.28%(1) and a volatility of 12.37%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities that, in combination, should have similar return characteristics as the return of the Index. The Index measures the performance of consumer goods sector of the U.S. equity market. Component companies include automobiles and auto parts and tires, brewers and distillers, farming and fishing, durable and non-durable household product manufacturers, cosmetic companies, food and tobacco products, clothing accessories, and footwear.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Consumer Goods from December 31, 2006 to December 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/16

Fund	One Year	Five Year	Ten Year
ProFund VP Consumer Goods	3.54%	11.10%	7.37%
Dow Jones U.S. Consumer Goods Index	5.28%	13.01%	9.24%
S&P 500	11.96%	14.66%	6.95%

Expense Ratios**

Fund	Gross	Net
ProFund VP Consumer Goods	1.68%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 2, 2016. Contractual fee waivers are in effect through April 30, 2017. See Financial Highlights for effective expense ratio.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	101%
Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
The Procter & Gamble Co.	10.6%
The Coca-Cola Co.	7.6%
PepsiCo, Inc.	7.1%
Philip Morris International, Inc.	6.7%
Altria Group, Inc.	6.2%

Dow Jones U.S. Consumer Goods Index — Composition

% of Index
Food, Beverage & Tobacco	53%
Household & Personal Products	18%
Consumer Durables & Apparel	14%
Automobiles & Components	10%
Software & Services	2%
Capital Goods	2%
Retailing	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)         The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

246 :: ProFund VP Consumer Goods :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2016

Common Stocks (100.5%)

	Shares	Value
Activision Blizzard, Inc. (Software)	5,286	$190,877
Adient PLC* (Auto Components)	727	42,602
Altria Group, Inc. (Tobacco)	15,065	1,018,695
Archer-Daniels-Midland Co. (Food Products)	4,449	203,097
Autoliv, Inc. (Auto Components)	684	77,395
Avon Products, Inc.* (Personal Products)	3,383	17,050
B&G Foods, Inc.—Class A (Food Products)	517	22,645
BorgWarner, Inc. (Auto Components)	1,550	61,132
Brown-Forman Corp.—Class A (Beverages)	445	20,581
Brown-Forman Corp.—Class B (Beverages)	1,407	63,202
Brunswick Corp. (Leisure Products)	696	37,960
Bunge, Ltd. (Food Products)	1,079	77,947
CalAtlantic Group, Inc. (Household Durables)	563	19,148
Campbell Soup Co. (Food Products)	1,499	90,645
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	380	32,828
Church & Dwight Co., Inc. (Household Products)	1,995	88,159
Coach, Inc. (Textiles, Apparel & Luxury Goods)	2,170	75,993
Colgate-Palmolive Co. (Household Products)	6,868	449,442
ConAgra Foods, Inc. (Food Products)	3,209	126,916
Constellation Brands, Inc.—Class A (Beverages)	1,370	210,035
Cooper Tire & Rubber Co. (Auto Components)	413	16,045
D.R. Horton, Inc. (Household Durables)	2,619	71,577
Dana Holding Corp. (Auto Components)	1,114	21,144
Darling Ingredients, Inc.* (Food Products)	1,273	16,434
Dean Foods Co. (Food Products)	702	15,290
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	249	13,792
Delphi Automotive PLC (Auto Components)	2,093	140,964
Dr. Pepper Snapple Group, Inc. (Beverages)	1,418	128,570
Edgewell Personal Care Co.* (Personal Products)	449	32,773
Electronic Arts, Inc.* (Software)	2,333	183,747
Energizer Holdings, Inc. (Household Products)	479	21,368
Flowers Foods, Inc. (Food Products)	1,410	28,158
Ford Motor Co. (Automobiles)	30,156	365,792
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	320	8,275
General Mills, Inc. (Food Products)	4,569	282,227
General Motors Co. (Automobiles)	10,714	373,276
Gentex Corp. (Auto Components)	2,211	43,535
Genuine Parts Co. (Distributors)	1,145	109,394
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	335	9,903
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	2,921	63,006
Harley-Davidson, Inc. (Automobiles)	1,362	79,459
Harman International Industries, Inc. (Household Durables)	535	59,471
Hasbro, Inc. (Leisure Products)	869	67,600
Helen of Troy, Ltd.* (Household Durables)	216	18,241
Herbalife, Ltd.* (Personal Products)	536	25,803
Herman Miller, Inc. (Commercial Services & Supplies)	465	15,903
HNI Corp. (Commercial Services & Supplies)	341	19,069
Hormel Foods Corp. (Food Products)	2,086	72,614
Ingredion, Inc. (Food Products)	557	69,603
Kate Spade & Co.* (Textiles, Apparel & Luxury Goods)	988	18,446
Kellogg Co. (Food Products)	1,955	144,103
Kimberly-Clark Corp. (Household Products)	2,770	316,112
Lamb Weston Holding, Inc.* (Food Products)	1,073	40,613
Lancaster Colony Corp. (Food Products)	148	20,926
Lear Corp. (Auto Components)	539	71,347
Leggett & Platt, Inc. (Household Durables)	1,033	50,493
Lennar Corp.—B Shares (Household Durables)	78	2,691
Lennar Corp.—Class A (Household Durables)	1,521	65,297
Leucadia National Corp. (Diversified Financial Services)	2,504	58,218
LKQ Corp.* (Distributors)	2,379	72,916
lululemon athletica, Inc.* (Textiles, Apparel & Luxury Goods)	826	53,682
Mattel, Inc. (Leisure Products)	2,641	72,759
McCormick & Co., Inc. (Food Products)	887	82,784
Mead Johnson Nutrition Co.—Class A (Food Products)	1,426	100,904
Michael Kors Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	1,270	54,585
Mohawk Industries, Inc.* (Household Durables)	490	97,843
Molson Coors Brewing Co.—Class B (Beverages)	1,423	138,472
Mondelez International, Inc.—Class A (Food Products)	11,928	528,767
Monster Beverage Corp.* (Beverages)	3,133	138,917
Newell Rubbermaid, Inc. (Household Durables)	3,727	166,410
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	10,321	524,616
Nu Skin Enterprises, Inc.—Class A (Personal Products)	395	18,873
NVR, Inc.* (Household Durables)	28	46,732
PepsiCo, Inc. (Beverages)	11,084	1,159,719
Philip Morris International, Inc. (Tobacco)	11,984	1,096,417
Pinnacle Foods, Inc. (Food Products)	915	48,907
Polaris Industries, Inc. (Leisure Products)	462	38,064
Pool Corp. (Distributors)	316	32,971
Post Holdings, Inc.* (Food Products)	505	40,597
PulteGroup, Inc. (Household Durables)	2,300	42,274
PVH Corp. (Textiles, Apparel & Luxury Goods)	612	55,227
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	436	39,380
Reynolds American, Inc. (Tobacco)	6,387	357,927
Skechers U.S.A., Inc.*—Class A (Textiles, Apparel & Luxury Goods)	1,030	25,317
Snap-on, Inc. (Machinery)	450	77,072
Snyder’s-Lance, Inc. (Food Products)	663	25,419
Spectrum Brands Holdings, Inc. (Household Products)	187	22,876
Stanley Black & Decker, Inc. (Machinery)	1,161	133,154
Steven Madden, Ltd.* (Textiles, Apparel & Luxury Goods)	422	15,087
Take-Two Interactive Software, Inc.* (Software)	671	33,074
Tempur Sealy International, Inc.* (Household Durables)	388	26,493
Tenneco, Inc.* (Auto Components)	426	26,612
Tesla Motors, Inc.* (Automobiles)	955	204,074
The Clorox Co. (Household Products)	993	119,180
The Coca-Cola Co. (Beverages)	29,986	1,243,220
The Estee Lauder Cos., Inc.—Class A (Personal Products)	1,720	131,563
The Goodyear Tire & Rubber Co. (Auto Components)	2,015	62,203
The Hain Celestial Group, Inc.* (Food Products)	798	31,146
The Hershey Co. (Food Products)	1,079	111,601

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Consumer Goods :: 247

Common Stocks, continued

	Shares	Value
The JM Smucker Co.—Class A (Food Products)	902	$115,510
The Kraft Heinz Co. (Food Products)	4,610	402,544
The Middleby Corp.* (Machinery)	446	57,449
The Procter & Gamble Co. (Household Products)	20,672	1,738,102
The WhiteWave Foods Co.* (Food Products)	1,366	75,950
Thor Industries, Inc. (Automobiles)	368	36,818
Toll Brothers, Inc.* (Household Durables)	1,149	35,619
TreeHouse Foods, Inc.* (Food Products)	439	31,691
Tupperware Brands Corp. (Household Durables)	390	20,522
Tyson Foods, Inc.—Class A (Food Products)	2,243	138,348
Under Armour, Inc.*—Class A (Textiles, Apparel & Luxury Goods)	1,418	41,193
Under Armour, Inc.*—Class C (Textiles, Apparel & Luxury Goods)	1,427	35,918
V.F. Corp. (Textiles, Apparel & Luxury Goods)	2,560	136,576
Vista Outdoor, Inc.* (Leisure Products)	456	16,826
Visteon Corp. (Auto Components)	265	21,290
WABCO Holdings, Inc.* (Machinery)	399	42,354
Whirlpool Corp. (Household Durables)	579	105,244
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	760	16,682
TOTAL COMMON STOCKS (Cost $6,049,691)		16,454,098
TOTAL INVESTMENT SECURITIES (Cost $6,049,691)—100.5%		16,454,098
Net other assets (liabilities)—(0.5)%		(80,192)
NET ASSETS—100.0%		$16,373,906

*                                         Non-income producing security

ProFund VP Consumer Goods invested in the following industries as of December 31, 2016:

	Value	% of Net Assets
Auto Components	$584,269	3.6%
Automobiles	1,059,419	6.5%
Beverages	3,102,716	18.9%
Commercial Services & Supplies	34,972	0.2%
Distributors	215,281	1.3%
Diversified Financial Services	58,218	0.4%
Food Products	2,945,386	18.0%
Household Durables	828,055	5.1%
Household Products	2,755,239	16.8%
Leisure Products	233,209	1.4%
Machinery	310,029	1.9%
Personal Products	226,062	1.4%
Software	407,698	2.5%
Textiles, Apparel & Luxury Goods	1,220,506	7.4%
Tobacco	2,473,039	15.1%
Other**	(80,192)	(0.5)%
Total	$16,373,906	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

248 :: ProFund VP Consumer Goods :: Financial Statements

Statement of Assets and Liabilities
December 31, 2016

ASSETS:
Total Investment Securities, at cost	$6,049,691
Securities, at value	16,454,098
Total Investment Securities, at value	16,454,098
Dividends receivable	47,153
Prepaid expenses	142
TOTAL ASSETS	16,501,393
LIABILITIES:
Payable for capital shares redeemed	8,170
Cash overdraft	71,099
Advisory fees payable	15,223
Management services fees payable	2,030
Administration fees payable	539
Administrative services fees payable	6,832
Distribution fees payable	6,357
Trustee fees payable	6
Transfer agency fees payable	1,623
Fund accounting fees payable	611
Compliance services fees payable	102
Other accrued expenses	14,895
TOTAL LIABILITIES	127,487
NET ASSETS	$16,373,906
NET ASSETS CONSIST OF:
Capital	$6,989,672
Accumulated net investment income (loss)	195,875
Accumulated net realized gains (losses) on investments	(1,216,048)
Net unrealized appreciation (depreciation) on investments	10,404,407
NET ASSETS	$16,373,906
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	276,688
Net Asset Value (offering and redemption price per share)	$59.18

Statement of Operations
For the Year Ended December 31, 2016

INVESTMENT INCOME:
Dividends	$603,244
Interest	49
TOTAL INVESTMENT INCOME	603,293
EXPENSES:
Advisory fees	182,008
Management services fees	24,267
Administration fees	9,463
Transfer agency fees	13,674
Administrative services fees	70,998
Distribution fees	60,669
Custody fees	4,489
Fund accounting fees	11,804
Trustee fees	621
Compliance services fees	206
Other fees	24,010
Recoupment of prior expenses reduced by the Advisor	5,489
TOTAL NET EXPENSES	407,698
NET INVESTMENT INCOME (LOSS)	195,595
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	988,541
Change in net unrealized appreciation/depreciation on investments	(144,845)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	843,696
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,039,291

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Consumer Goods :: 249

Statements of Changes in Net Assets

	Year Ended December 31, 2016	Year Ended December 31, 2015
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$195,595	$253,889
Net realized gains (losses) on investments	988,541	1,874,849
Change in net unrealized appreciation/depreciation on investments	(144,845)	(1,677,572)
Change in net assets resulting from operations	1,039,291	451,166
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(253,585)	(176,420)
Change in net assets resulting from distributions	(253,585)	(176,420)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	24,361,712	40,763,303
Distributions reinvested	253,585	176,420
Value of shares redeemed	(33,144,767)	(46,274,769)
Change in net assets resulting from capital transactions	(8,529,470)	(5,335,046)
Change in net assets	(7,743,764)	(5,060,300)
NET ASSETS:
Beginning of period	24,117,670	29,177,970
End of period	$16,373,906	$24,117,670
Accumulated net investment income (loss)	$195,875	$253,958
SHARE TRANSACTIONS:
Issued	414,156	719,438
Reinvested	4,106	3,170
Redeemed	(559,064)	(825,982)
Change in shares	(140,802)	(103,374)

See accompanying notes to financial statements.

250 :: ProFund VP Consumer Goods :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012
Net Asset Value, Beginning of Period	$57.77	$56.02	$51.16	$40.14	$36.52
Investment Activities:
Net investment income (loss)(a)	0.48	0.67	0.43	0.35	0.39
Net realized and unrealized gains (losses) on investments	1.59	1.64	4.78	11.03	3.56
Total income (loss) from investment activities	2.07	2.31	5.21	11.38	3.95
Distributions to Shareholders From:
Net investment income	(0.66)	(0.56)	(0.35)	(0.36)	(0.33)
Net Asset Value, End of Period	$59.18	$57.77	$56.02	$51.16	$40.14
Total Return	3.54%	4.16%	10.23%	28.45%	10.86%
Ratios to Average Net Assets:
Gross expenses	1.68%	1.68%	1.74%	1.76%	1.87%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)	0.81%	1.18%	0.81%	0.75%	1.00%
Supplemental Data:
Net assets, end of period (000’s)	$16,374	$24,118	$29,178	$19,744	$14,588
Portfolio turnover rate(b)	84%	156%	93%	66%	104%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Management Discussion of Fund Performance :: ProFund VP Consumer Services :: 251

ProFund VP Consumer Services seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Consumer Services Index (the “Index”). For the year ended December 31, 2016, the Fund had a total return of 4.18%. For the same period, the Index had a return of 5.99%(1) and a volatility of 13.48%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities that, in combination, should have similar return characteristics as the return of the Index. The Index measures the performance of consumer services sector of the U.S. equity market. Component companies include airlines, broadcasting and entertainment, apparel and broadline retailers, food and drug retailers, media agencies, publishing, gambling, hotels, restaurants and bars, and travel and tourism.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Consumer Services from December 31, 2006 to December 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/16

Fund	One Year	Five Year	Ten Year
ProFund VP Consumer Services	4.18%	15.94%	8.25%
Dow Jones U.S. Consumer Services Index	5.99%	17.97%	10.02%
S&P 500	11.96%	14.66%	6.95%

Expense Ratios**

Fund	Gross	Net
ProFund VP Consumer Services	1.71%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 2, 2016. Contractual fee waivers are in effect through April 30, 2017. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Amazon.com, Inc.	10.1%
Comcast Corp.	5.6%
The Home Depot, Inc.	5.6%
The Walt Disney Co.	5.0%
Wal-Mart Stores, Inc.	3.6%

Dow Jones U.S. Consumer Services Index — Composition

% of Index
Retailing	37%
Media	24%
Consumer Services	15%
Food & Staples Retailing	14%
Transportation	5%
Health Care Equipment & Services	3%
Commercial & Professional Services	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)         The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

252 :: ProFund VP Consumer Services :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2016

Common Stocks (99.9%)

	Shares	Value
Aaron’s, Inc. (Specialty Retail)	603	$19,290
Abercrombie & Fitch Co.—Class A (Specialty Retail)	646	7,752
Acxiom Corp.* (IT Services)	719	19,269
Advance Auto Parts, Inc. (Specialty Retail)	679	114,832
Alaska Air Group, Inc. (Airlines)	1,166	103,459
Allegiant Travel Co. (Airlines)	136	22,630
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	3,696	2,771,521
AMC Networks, Inc.*—Class A (Media)	555	29,049
American Airlines Group, Inc. (Airlines)	4,867	227,240
American Eagle Outfitters, Inc. (Specialty Retail)	1,604	24,333
AmerisourceBergen Corp. (Health Care Providers & Services)	1,566	122,446
Aramark (Hotels, Restaurants & Leisure)	2,285	81,620
Asbury Automotive Group, Inc.* (Specialty Retail)	176	10,859
Ascena Retail Group, Inc.* (Specialty Retail)	1,588	9,830
AutoNation, Inc.* (Specialty Retail)	625	30,406
AutoZone, Inc.* (Specialty Retail)	271	214,033
Avis Budget Group, Inc.* (Road & Rail)	827	30,335
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	565	26,030
Bed Bath & Beyond, Inc. (Specialty Retail)	1,437	58,400
Best Buy Co., Inc. (Specialty Retail)	2,550	108,809
Big Lots, Inc. (Multiline Retail)	405	20,335
Bloomin’ Brands, Inc. (Hotels, Restaurants & Leisure)	980	17,669
Bright Horizons Family Solutions, Inc.* (Diversified Consumer Services)	400	28,008
Brinker International, Inc. (Hotels, Restaurants & Leisure)	458	22,685
Buffalo Wild Wings, Inc.* (Hotels, Restaurants & Leisure)	160	24,704
Burlington Stores, Inc.* (Specialty Retail)	647	54,833
Cabela’s, Inc.*—Class A (Specialty Retail)	476	27,870
Cable One, Inc. (Media)	49	30,465
Cardinal Health, Inc. (Health Care Providers & Services)	3,010	216,630
CarMax, Inc.* (Specialty Retail)	1,777	114,421
Carnival Corp.—Class A (Hotels, Restaurants & Leisure)	3,926	204,388
Casey’s General Stores, Inc. (Food & Staples Retailing)	378	44,937
CBS Corp. (Media)	78	5,043
CBS Corp.—Class B (Media)	3,671	233,549
Charter Communications, Inc.*—Class A (Media)	2,020	581,598
Chemed Corp. (Health Care Providers & Services)	140	22,457
Chico’s FAS, Inc. (Specialty Retail)	1,199	17,254
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	272	102,631
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	344	19,281
Cinemark Holdings, Inc. (Media)	984	37,746
Comcast Corp.—Class A (Media)	22,323	1,541,404
Copart, Inc.* (Commercial Services & Supplies)	945	52,362
Costco Wholesale Corp. (Food & Staples Retailing)	4,082	653,569
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	221	36,903
CST Brands, Inc. (Specialty Retail)	700	33,705
CVS Health Corp. (Food & Staples Retailing)	9,989	788,232
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	1,164	84,646
Delta Air Lines, Inc. (Airlines)	6,905	339,657
DeVry Education Group, Inc. (Diversified Consumer Services)	535	16,692
Dick’s Sporting Goods, Inc. (Specialty Retail)	828	43,967
Dillard’s, Inc.—Class A (Multiline Retail)	241	15,108
Discovery Communications, Inc.*—Class A (Media)	1,435	39,333
Discovery Communications, Inc.*—Class C (Media)	2,062	55,220
Dish Network Corp.*—Class A (Media)	2,125	123,101
Dolby Laboratories, Inc.—Class A (Electronic Equipment, Instruments & Components)	536	24,222
Dollar General Corp. (Multiline Retail)	2,382	176,435
Dollar Tree, Inc.* (Multiline Retail)	2,223	171,571
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	442	70,384
DSW, Inc.—Class A (Specialty Retail)	708	16,036
Dunkin’ Brands Group, Inc. (Hotels, Restaurants & Leisure)	867	45,465
Expedia, Inc. (Internet & Direct Marketing Retail)	1,140	129,139
Five Below, Inc.* (Specialty Retail)	513	20,499
Foot Locker, Inc. (Specialty Retail)	1,262	89,463
GameStop Corp.—Class A (Specialty Retail)	944	23,845
Gannett Co., Inc. (Media)	1,097	10,652
Genesco, Inc.* (Specialty Retail)	186	11,551
GNC Holdings, Inc.—Class A (Specialty Retail)	653	7,209
Graham Holdings Co.—Class B (Diversified Consumer Services)	48	24,574
Grand Canyon Education, Inc.* (Diversified Consumer Services)	434	25,367
Group 1 Automotive, Inc. (Specialty Retail)	178	13,873
Groupon, Inc.* (Internet & Direct Marketing Retail)	3,770	12,516
H & R Block, Inc. (Diversified Consumer Services)	1,942	44,647
Hertz Global Holdings, Inc.* (Road & Rail)	672	14,488
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	5,391	146,635
Houghton Mifflin Harcourt Co.* (Diversified Consumer Services)	946	10,264
HSN, Inc. (Internet & Direct Marketing Retail)	302	10,359
Hyatt Hotels Corp.*—Class A (Hotels, Restaurants & Leisure)	369	20,391
IHS Markit, Ltd.* (Professional Services)	3,075	108,886
J.C. Penney Co., Inc.* (Multiline Retail)	2,887	23,991
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	307	34,273
JetBlue Airways Corp.* (Airlines)	3,019	67,686
John Wiley & Sons, Inc.—Class A (Media)	409	22,291
KAR Auction Services, Inc. (Commercial Services & Supplies)	1,292	55,065
Kohl’s Corp. (Multiline Retail)	1,661	82,020
L Brands, Inc. (Specialty Retail)	2,237	147,284

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Consumer Services :: 253

Common Stocks, continued

	Shares	Value
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	3,425	$182,929
Liberty Broadband Corp.*—Class A (Media)	244	17,680
Liberty Broadband Corp.*—Class C (Media)	642	47,553
Liberty Expedia Holdings*—Class A (Internet & Direct Marketing Retail)	505	20,033
Liberty Global PLC*—Class A (Media)	2,410	73,722
Liberty Global PLC*—Class B (Media)	13	403
Liberty Global PLC*—Class C (Media)	5,975	177,458
Liberty Interactive Corp.*—Class G (Internet & Direct Marketing Retail)	4,150	82,917
Liberty LiLAC Group*—Class A (Media)	472	10,365
Liberty LiLAC Group*—Class C (Media)	1,145	24,240
Liberty Media Group*—Class A (Media)	200	6,270
Liberty Media Group*—Class C (Media)	400	12,532
Liberty SiriusXM Group*—Class A (Media)	818	28,237
Liberty SiriusXM Group*—Class C (Media)	1,657	56,205
Liberty TripAdvisor Holdings, Inc.*—Class A (Internet & Direct Marketing Retail)	662	9,963
Liberty Ventures*—Class A (Internet & Direct Marketing Retail)	756	27,874
Lions Gate Entertainment-A*—Class A (Media)	537	14,445
Lions Gate Entertainment-B*—Class B (Media)	1,031	25,301
Lithia Motors, Inc.—Class A (Specialty Retail)	214	20,722
Live Nation Entertainment, Inc.* (Media)	1,230	32,718
Lowe’s Cos., Inc. (Specialty Retail)	8,148	579,486
Macy’s, Inc. (Multiline Retail)	2,860	102,417
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	3,012	249,021
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	224	19,006
McDonald’s Corp. (Hotels, Restaurants & Leisure)	7,767	945,400
McKesson Corp. (Health Care Providers & Services)	2,119	297,613
Meredith Corp. (Media)	351	20,762
MGM Resorts International* (Hotels, Restaurants & Leisure)	4,516	130,196
Murphy USA, Inc.* (Specialty Retail)	348	21,392
Netflix, Inc.* (Internet & Direct Marketing Retail)	4,028	498,666
News Corp.—Class A (Media)	3,566	40,866
News Corp.—Class B (Media)	1,130	13,334
Nielsen Holdings PLC (Professional Services)	3,146	131,975
Nordstrom, Inc. (Multiline Retail)	1,092	52,340
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	1,527	64,943
Office Depot, Inc. (Specialty Retail)	4,944	22,347
Omnicom Group, Inc. (Media)	2,221	189,029
O’Reilly Automotive, Inc.* (Specialty Retail)	895	249,177
Panera Bread Co.*—Class A (Hotels, Restaurants & Leisure)	198	40,608
Regal Entertainment Group—Class A (Media)	971	20,003
Rite Aid Corp.* (Food & Staples Retailing)	9,841	81,090
Rollins, Inc. (Commercial Services & Supplies)	910	30,740
Ross Stores, Inc. (Specialty Retail)	3,719	243,966
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	1,567	128,557
Sally Beauty Holdings, Inc.* (Specialty Retail)	1,354	35,773
Scripps Networks Interactive, Inc.—Class A (Media)	904	64,518
Service Corp. International (Diversified Consumer Services)	1,778	50,495
ServiceMaster Global Holdings, Inc.* (Diversified Consumer Services)	1,257	47,351
Shutterfly, Inc.* (Internet & Direct Marketing Retail)	324	16,258
Signet Jewelers, Ltd. (Specialty Retail)	666	62,777
Sinclair Broadcast Group, Inc.—Class A (Media)	581	19,376
Sirius XM Holdings, Inc. (Media)	16,267	72,388
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	803	48,148
Sotheby’s*—Class A (Diversified Consumer Services)	421	16,781
Southwest Airlines Co. (Airlines)	5,764	287,278
Spirit Airlines, Inc.* (Airlines)	663	38,361
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	1,246	23,574
Staples, Inc. (Specialty Retail)	6,099	55,196
Starbucks Corp. (Hotels, Restaurants & Leisure)	13,629	756,682
Sysco Corp. (Food & Staples Retailing)	4,711	260,848
Target Corp. (Multiline Retail)	5,262	380,074
TEGNA, Inc. (Media)	1,998	42,737
Texas Roadhouse, Inc.—Class A (Hotels, Restaurants & Leisure)	609	29,378
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	401	24,012
The Dun & Bradstreet Corp. (Professional Services)	354	42,947
The Gap, Inc. (Specialty Retail)	2,050	46,002
The Home Depot, Inc. (Specialty Retail)	11,422	1,531,462
The Interpublic Group of Cos., Inc. (Media)	3,723	87,155
The Kroger Co. (Food & Staples Retailing)	8,834	304,861
The Madison Square Garden Co.*—Class A (Media)	123	21,096
The New York Times Co.—Class A (Media)	1,151	15,308
The Priceline Group, Inc.* (Internet & Direct Marketing Retail)	455	667,057
The TJX Cos., Inc. (Specialty Retail)	6,113	459,270
The Walt Disney Co. (Media)	13,077	1,362,886
The Wendy’s Co. (Hotels, Restaurants & Leisure)	1,882	25,445
Tiffany & Co. (Specialty Retail)	997	77,198
Time Warner, Inc. (Media)	7,237	698,589
Time, Inc. (Media)	914	16,315
Tractor Supply Co. (Specialty Retail)	1,220	92,488
Tribune Media Co.—Class A (Media)	677	23,681
TripAdvisor, Inc.* (Internet & Direct Marketing Retail)	1,073	49,755
Twenty-First Century Fox, Inc.—Class A (Media)	9,910	277,876
Twenty-First Century Fox, Inc.—Class B (Media)	4,573	124,614
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	552	140,727
United Continental Holdings, Inc.* (Airlines)	2,713	197,723
United Natural Foods, Inc.* (Food & Staples Retailing)	467	22,285
Urban Outfitters, Inc.* (Specialty Retail)	832	23,695
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)	386	62,266
VCA, Inc.* (Health Care Providers & Services)	757	51,968
Viacom, Inc.—Class A (Media)	98	3,773
Viacom, Inc.—Class B (Media)	3,265	114,602
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	8,002	662,246
Wal-Mart Stores, Inc. (Food & Staples Retailing)	14,096	974,315
Whole Foods Market, Inc. (Food & Staples Retailing)	2,993	92,065
Williams-Sonoma, Inc. (Specialty Retail)	760	36,776
Wyndham Worldwide Corp. (Hotels, Restaurants & Leisure)	1,005	76,752

See accompanying notes to financial statements.

254 :: ProFund VP Consumer Services :: Financial Statements

Common Stocks, continued

	Shares	Value
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	738	$63,844
Yelp, Inc.* (Internet Software & Services)	570	21,734
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	3,278	207,596
TOTAL COMMON STOCKS (Cost $12,445,434)		27,396,505

Repurchase Agreements(a)(NM)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.27% dated 12/30/16, due 1/3/17, total to be received $4,000	$4,000	$4,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,000)		4,000
TOTAL INVESTMENT SECURITIES (Cost $12,449,434)—99.9%		27,400,505
Net other assets (liabilities)—0.1%		15,318
NET ASSETS—100.0%		$27,415,823

*                 Non-income producing security

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

NM         Not meaningful, amount is less than 0.05%.

ProFund VP Consumer Services invested in the following industries as of December 31, 2016:

	Value	% of Net Assets
Airlines	$1,284,034	4.7%
Commercial Services & Supplies	138,167	0.5%
Diversified Consumer Services	264,179	1.0%
Electronic Equipment, Instruments & Components	24,222	0.1%
Food & Staples Retailing	3,908,022	14.3%
Health Care Providers & Services	711,114	2.6%
Hotels, Restaurants & Leisure	3,966,458	14.5%
Internet & Direct Marketing Retail	4,296,058	15.7%
Internet Software & Services	21,734	0.1%
IT Services	19,269	0.1%
Media	6,465,488	23.4%
Multiline Retail	1,024,291	3.7%
Professional Services	283,808	1.0%
Road & Rail	44,823	0.2%
Specialty Retail	4,918,808	17.9%
Trading Companies & Distributors	26,030	0.1%
Other**	19,318	0.1%
Total	$27,415,823	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Consumer Services :: 255

Statement of Assets and Liabilities
December 31, 2016

ASSETS:
Total Investment Securities, at cost	$12,449,434
Securities, at value	27,396,505
Repurchase agreements, at value	4,000
Total Investment Securities, at value	27,400,505
Cash	386
Dividends and interest receivable	38,571
Receivable for investments sold	1,876,459
Prepaid expenses	154
TOTAL ASSETS	29,316,075

LIABILITIES:
Payable for capital shares redeemed	1,805,883
Advisory fees payable	29,403
Management services fees payable	3,920
Administration fees payable	959
Administrative services fees payable	13,098
Distribution fees payable	12,610
Trustee fees payable	10
Transfer agency fees payable	2,599
Fund accounting fees payable	1,088
Compliance services fees payable	153
Other accrued expenses	30,529
TOTAL LIABILITIES	1,900,252
NET ASSETS	$27,415,823

NET ASSETS CONSIST OF:
Capital	$14,096,064
Accumulated net investment income (loss)	1,535
Accumulated net realized gains (losses) on investments	(1,632,847)
Net unrealized appreciation (depreciation) on investments	14,951,071
NET ASSETS	$27,415,823
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	445,234
Net Asset Value (offering and redemption price per share)	$61.58

Statement of Operations
For the Year Ended December 31, 2016

INVESTMENT INCOME:
Dividends	$425,341
Interest	162
Foreign tax withholding	(42)
TOTAL INVESTMENT INCOME	425,461

EXPENSES:
Advisory fees	214,964
Management services fees	28,661
Administration fees	11,103
Transfer agency fees	16,046
Administrative services fees	80,838
Distribution fees	71,655
Custody fees	4,862
Fund accounting fees	14,186
Trustee fees	710
Compliance services fees	253
Other fees	41,355
Recoupment of prior expenses reduced by the Advisor	11,500
Total Gross Expenses before reductions	496,133
Expenses reduced and reimbursed by the Advisor	(14,613)
TOTAL NET EXPENSES	481,520
NET INVESTMENT INCOME (LOSS)	(56,059)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	558,335
Change in net unrealized appreciation/depreciation on investments	298,221
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	856,556

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$800,497

See accompanying notes to financial statements.

256 :: ProFund VP Consumer Services :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2016	Year Ended December 31, 2015
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(56,059)	$(73,078)
Net realized gains (losses) on investments	558,335	(836,497)
Change in net unrealized appreciation/depreciation on investments	298,221	1,816,405
Change in net assets resulting from operations	800,497	906,830

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	(285,132)	(4,511,653)
Change in net assets resulting from distributions	(285,132)	(4,511,653)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	26,310,548	51,999,696
Distributions reinvested	285,132	4,511,653
Value of shares redeemed	(34,167,591)	(53,477,377)
Change in net assets resulting from capital transactions	(7,571,911)	3,033,972
Change in net assets	(7,056,546)	(570,851)

NET ASSETS:
Beginning of period	34,472,369	35,043,220
End of period	$27,415,823	$34,472,369
Accumulated net investment income (loss)	$1,535	$1,535

SHARE TRANSACTIONS:
Issued	441,500	837,853
Reinvested	4,712	76,495
Redeemed	(578,405)	(883,205)
Change in shares	(132,193)	31,143

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Consumer Services :: 257

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012
Net Asset Value, Beginning of Period	$59.70	$64.15	$57.10	$41.05	$33.77

Investment Activities:
Net investment income (loss)(a)	(0.12)	(0.12)	(0.20)	(0.13)	0.13
Net realized and unrealized gains (losses) on investments	2.61	3.04	7.31	16.44	7.32
Total income (loss) from investment activities	2.49	2.92	7.11	16.31	7.45

Distributions to Shareholders From:
Net investment income	—	—	—	(0.12)	—
Net realized gains on investments	(0.61)	(7.37)	(0.06)	(0.14)	(0.17)
Total distributions	(0.61)	(7.37)	(0.06)	(0.26)	(0.17)
Net Asset Value, End of Period	$61.58	$59.70	$64.15	$57.10	$41.05

Total Return	4.18%	4.69%	12.46%	39.87%	22.10%
Ratios to Average Net Assets:
Gross expenses	1.73%	1.73%	1.75%	1.78%	1.91%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)	(0.20)%	(0.20)%	(0.34)%	(0.27)%	0.34%

Supplemental Data:
Net assets, end of period (000’s)	$27,416	$34,472	$35,043	$39,543	$17,851
Portfolio turnover rate(b)	66%	103%	93%	73%	182%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

258 :: ProFund VP Financials :: Management Discussion of Fund Performance

ProFund VP Financials seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Financials Index (the “Index”). For the year ended December 31, 2016, the Fund had a total return of 15.32%. For the same period, the Index had a return of 17.35%(1) and a volatility of 17.04%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities that, in combination, should have similar return characteristics as the return of the Index. The Index measures the performance of the financial services sector of the U.S. equity market. Component companies include regional banks; major U.S. domiciled international banks; full line, life, and property and casualty insurance companies; companies that invest, directly or indirectly in real estate; diversified financial companies such as Fannie Mae, credit card issuers, check cashing companies, mortgage lenders and investment advisers; securities brokers and dealers including investment banks, merchant banks and online brokers; and publicly traded stock exchanges.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Financials from December 31, 2006 to December 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/16

Fund	One Year	Five Year	Ten Year
ProFund VP Financials	15.32%	16.14%	-0.73%
Dow Jones U.S. Financials Index	17.35%	18.04%	0.74%
S&P 500	11.96%	14.66%	6.95%

Expense Ratios**

Fund	Gross	Net
ProFund VP Financials	1.72%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 2, 2016. Contractual fee waivers are in effect through April 30, 2017. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Berkshire Hathaway, Inc.	6.9%
JPMorgan Chase & Co.	6.9%
Wells Fargo & Co.	5.6%
Bank of America Corp.	5.0%
Citigroup, Inc.	3.8%

Dow Jones U.S. Financials Index — Composition

% of Index
Banks	33%
Diversified Financials	26%
Real Estate	20%
Insurance	15%
Software & Services	6%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)         The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Financials :: 259

Schedule of Portfolio Investments :: December 31, 2016

Common Stocks (100.3%)

	Shares	Value
Acadia Realty Trust (Equity Real Estate Investment Trusts)	839	$27,419
Affiliated Managers Group, Inc.* (Capital Markets)	556	80,787
Aflac, Inc. (Insurance)	4,196	292,042
AGNC Investment Corp. (Mortgage Real Estate Investment Trusts)	3,428	62,150
Alexander & Baldwin, Inc. (Real Estate Management & Development)	473	21,224
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	825	91,682
Alleghany Corp.* (Insurance)	147	89,394
Allied World Assurance Company Holdings, A.G. (Insurance)	897	48,178
Ally Financial, Inc. (Consumer Finance)	4,870	92,627
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	1,361	67,737
American Express Co. (Consumer Finance)	7,942	588,343
American Financial Group, Inc. (Insurance)	764	67,324
American Homes 4 Rent—Class A (Equity Real Estate Investment Trusts)	2,233	46,848
American International Group, Inc. (Insurance)	10,050	656,365
American Tower Corp. (Equity Real Estate Investment Trusts)	4,399	464,885
Ameriprise Financial, Inc. (Capital Markets)	1,643	182,274
AmTrust Financial Services, Inc. (Insurance)	1,091	29,872
Annaly Capital Management, Inc. (Mortgage Real Estate Investment Trusts)	10,495	104,635
Aon PLC (Insurance)	2,712	302,469
Apartment Investment & Management Co.— Class A (Equity Real Estate Investment Trusts)	1,632	74,174
Apple Hospitality REIT, Inc. (Equity Real Estate Investment Trusts)	1,627	32,507
Arch Capital Group, Ltd.* (Insurance)	1,272	109,761
Arthur J. Gallagher & Co. (Insurance)	1,832	95,191
Aspen Insurance Holdings, Ltd. (Insurance)	608	33,440
Associated Banc-Corp. (Banks)	1,513	37,371
Assurant, Inc. (Insurance)	577	53,580
Assured Guaranty, Ltd. (Insurance)	1,345	50,801
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	1,411	249,959
Axis Capital Holdings, Ltd. (Insurance)	911	59,461
BancorpSouth, Inc. (Banks)	881	27,355
Bank of America Corp. (Banks)	104,154	2,301,803
Bank of Hawaii Corp. (Banks)	441	39,112
Bank of the Ozarks, Inc. (Banks)	934	49,119
BankUnited, Inc. (Banks)	1,060	39,951
BB&T Corp. (Banks)	8,347	392,476
Berkshire Hathaway, Inc.*—Class B (Diversified Financial Services)	19,564	3,188,541
BlackRock, Inc.—Class A (Capital Markets)	1,261	479,861
Blackstone Mortgage Trust, Inc.—Class A (Mortgage Real Estate Investment Trusts)	963	28,957
BOK Financial Corp. (Banks)	201	16,691
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	1,602	201,500
Brandywine Realty Trust (Equity Real Estate Investment Trusts)	1,806	29,817
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	2,699	65,910
Brown & Brown, Inc. (Insurance)	1,198	53,742
Camden Property Trust (Equity Real Estate Investment Trusts)	902	75,831
Capital One Financial Corp. (Consumer Finance)	4,972	433,757
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	1,307	21,513
Care Capital Properties, Inc. (Equity Real Estate Investment Trusts)	869	21,725
Cathay General Bancorp, Inc. (Banks)	775	29,473
CBL & Associates Properties, Inc. (Equity Real Estate Investment Trusts)	1,764	20,286
CBOE Holdings, Inc. (Capital Markets)	843	62,289
CBRE Group, Inc.*—Class A (Real Estate Management & Development)	3,100	97,618
Chimera Investment Corp. (Mortgage Real Estate Investment Trusts)	1,836	31,249
Chubb, Ltd. (Insurance)	4,811	635,629
Cincinnati Financial Corp. (Insurance)	1,531	115,973
CIT Group, Inc. (Banks)	2,097	89,500
Citigroup, Inc. (Banks)	29,377	1,745,875
Citizens Financial Group, Inc. (Banks)	5,288	188,411
CME Group, Inc. (Capital Markets)	3,507	404,532
CNO Financial Group, Inc. (Insurance)	1,791	34,298
Colony Capital, Inc.—Class A (Mortgage Real Estate Investment Trusts)	1,188	24,057
Columbia Property Trust, Inc. (Equity Real Estate Investment Trusts)	1,279	27,626
Comerica, Inc. (Banks)	1,778	121,100
Commerce Bancshares, Inc. (Banks)	900	52,029
Communications Sales & Leasing, Inc. (Equity Real Estate Investment Trusts)	1,438	36,540
Corecivic, Inc. (Equity Real Estate Investment Trusts)	1,223	29,915
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	357	28,335
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	971	30,315
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	3,535	30,083
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	3,710	321,917
CubeSmart (Equity Real Estate Investment Trusts)	1,852	49,578
Cullen/Frost Bankers, Inc. (Banks)	568	50,115
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	777	34,755
CYS Investments, Inc. (Mortgage Real Estate Investment Trusts)	1,545	11,943
DCT Industrial Trust, Inc. (Equity Real Estate Investment Trusts)	936	44,816
DDR Corp. (Equity Real Estate Investment Trusts)	3,171	48,421
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	2,080	23,982
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,652	162,326

See accompanying notes to financial statements.

260 :: ProFund VP Financials :: Financial Statements

Common Stocks, continued

	Shares	Value
Discover Financial Services (Consumer Finance)	4,066	$293,118
Donnelley Financial Solutions, Inc.* (Capital Markets)	285	6,549
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	1,474	53,889
Duke Realty Corp. (Equity Real Estate Investment Trusts)	3,653	97,024
DuPont Fabros Technology, Inc. (Equity Real Estate Investment Trusts)	789	34,661
E*TRADE Financial Corp.* (Capital Markets)	2,813	97,470
East West Bancorp, Inc. (Banks)	1,476	75,025
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	346	25,549
Eaton Vance Corp. (Capital Markets)	1,184	49,586
Education Realty Trust, Inc. (Equity Real Estate Investment Trusts)	765	32,360
Endurance Specialty Holdings, Ltd. (Insurance)	646	59,690
EPR Properties (Equity Real Estate Investment Trusts)	640	45,933
Equinix, Inc. (Equity Real Estate Investment Trusts)	749	267,700
Equity Commonwealth* (Equity Real Estate Investment Trusts)	1,299	39,282
Equity LifeStyle Properties, Inc. (Equity Real Estate Investment Trusts)	833	60,059
Equity One, Inc. (Equity Real Estate Investment Trusts)	953	29,248
Equity Residential (Equity Real Estate Investment Trusts)	3,758	241,865
Erie Indemnity Co.—Class A (Insurance)	176	19,791
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	658	152,985
Everest Re Group, Ltd. (Insurance)	424	91,754
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	1,302	100,566
F.N.B. Corp. (Banks)	2,160	34,625
FactSet Research Systems, Inc. (Capital Markets)	415	67,823
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	753	107,009
Federated Investors, Inc.—Class B (Capital Markets)	955	27,007
Fifth Third Bancorp (Banks)	7,781	209,854
Financial Engines, Inc. (Capital Markets)	541	19,882
First American Financial Corp. (Insurance)	1,149	42,088
First Financial Bankshares, Inc. (Banks)	698	31,550
First Horizon National Corp. (Banks)	2,393	47,892
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,217	34,137
First Republic Bank (Banks)	1,567	144,383
FNF Group (Insurance)	2,796	94,952
Forest City Realty Trust, Inc.—Class A (Equity Real Estate Investment Trusts)	2,243	46,744
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	605	12,415
Franklin Resources, Inc. (Capital Markets)	3,580	141,696
Fulton Financial Corp. (Banks)	1,788	33,614
Gaming & Leisure Properties, Inc. (Equity Real Estate Investment Trusts)	1,992	60,995
General Growth Properties, Inc. (Equity Real Estate Investment Trusts)	6,008	150,080
Genworth Financial, Inc.*—Class A (Insurance)	5,125	19,526
Glacier Bancorp, Inc. (Banks)	798	28,912
Gramercy Property Trust, Inc. (Equity Real Estate Investment Trusts)	4,363	40,052
Hancock Holding Co. (Banks)	858	36,980
Hartford Financial Services Group, Inc. (Insurance)	3,907	186,169
HCP, Inc. (Equity Real Estate Investment Trusts)	4,832	143,607
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,207	36,596
Healthcare Trust of America, Inc.—Class A (Equity Real Estate Investment Trusts)	1,453	42,297
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	1,023	52,183
Hospitality Properties Trust (Equity Real Estate Investment Trusts)	1,702	54,021
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	7,631	143,768
Hudson Pacific Properties, Inc. (Equity Real Estate Investment Trusts)	1,265	43,997
Huntington Bancshares, Inc. (Banks)	11,192	147,958
IBERIABANK Corp. (Banks)	456	38,190
Intercontinental Exchange, Inc. (Capital Markets)	6,155	347,265
International Bancshares Corp. (Banks)	587	23,950
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	1,166	17,024
Invesco, Ltd. (Capital Markets)	4,200	127,428
Investors Bancorp, Inc. (Banks)	3,187	44,459
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	2,540	82,499
Janus Capital Group, Inc. (Capital Markets)	1,460	19,374
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	465	46,983
JPMorgan Chase & Co. (Banks)	36,866	3,181,168
Kemper Corp. (Insurance)	497	22,017
KeyCorp (Banks)	11,153	203,765
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	947	69,339
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	4,392	110,503
Kite Realty Group Trust (Equity Real Estate Investment Trusts)	865	20,310
Lamar Advertising Co.—Class A (Equity Real Estate Investment Trusts)	857	57,625
LaSalle Hotel Properties (Equity Real Estate Investment Trusts)	1,181	35,985
Lazard, Ltd.—Class A (Capital Markets)	1,339	55,020
Legg Mason, Inc. (Capital Markets)	925	27,667
LendingClub Corp.* (Consumer Finance)	3,282	17,231
Lexington Realty Trust (Equity Real Estate Investment Trusts)	2,204	23,803
Liberty Property Trust (Equity Real Estate Investment Trusts)	1,503	59,369
Life Storage, Inc. (Equity Real Estate Investment Trusts)	476	40,584
Lincoln National Corp. (Insurance)	2,349	155,668
Loews Corp. (Insurance)	2,838	132,904
LPL Financial Holdings, Inc. (Capital Markets)	825	29,048
M&T Bank Corp. (Banks)	1,615	252,634
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	923	26,785
Markel Corp.* (Insurance)	133	120,299
MarketAxess Holdings, Inc. (Capital Markets)	392	57,593
Marsh & McLennan Cos., Inc. (Insurance)	5,324	359,849
MasterCard, Inc.—Class A (IT Services)	9,823	1,014,225

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Financials :: 261

Common Stocks, continued

	Shares	Value
MB Financial, Inc. (Banks)	746	$35,234
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	3,291	40,479
Mercury General Corp. (Insurance)	382	23,000
MetLife, Inc. (Insurance)	11,328	610,466
MFA Financial, Inc. (Mortgage Real Estate Investment Trusts)	3,810	29,070
MGIC Investment Corp.* (Thrifts & Mortgage Finance)	3,520	35,869
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	1,185	116,035
Moody’s Corp. (Capital Markets)	1,722	162,333
Morgan Stanley (Capital Markets)	14,870	628,258
MSCI, Inc.—Class A (Capital Markets)	965	76,023
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	414	30,706
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	1,504	66,477
Navient Corp. (Consumer Finance)	3,128	51,393
New Residential Investment Corp. (Mortgage Real Estate Investment Trusts)	2,595	40,793
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	5,017	79,820
Northern Trust Corp. (Capital Markets)	2,199	195,821
NorthStar Asset Management Group, Inc. (Capital Markets)	1,937	28,900
NorthStar Realty Finance Corp. (Equity Real Estate Investment Trusts)	1,859	28,164
Old Republic International Corp. (Insurance)	2,533	48,127
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	1,996	62,395
Outfront Media, Inc. (Equity Real Estate Investment Trusts)	1,418	35,266
PacWest Bancorp (Banks)	1,249	67,996
Paramount Group, Inc. (Equity Real Estate Investment Trusts)	1,801	28,798
Parkway, Inc.* (Equity Real Estate Investment Trusts)	441	9,812
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	755	22,461
People’s United Financial, Inc. (Banks)	3,206	62,068
Physicians Realty Trust (Equity Real Estate Investment Trusts)	1,394	26,430
Piedmont Office Realty Trust, Inc.—Class A (Equity Real Estate Investment Trusts)	1,486	31,072
PNC Financial Services Group, Inc. (Banks)	5,012	586,204
Popular, Inc. (Banks)	1,057	46,318
Potlatch Corp. (Equity Real Estate Investment Trusts)	420	17,493
PRA Group, Inc.* (Consumer Finance)	476	18,612
Primerica, Inc. (Insurance)	471	32,570
Principal Financial Group, Inc. (Insurance)	2,754	159,346
PrivateBancorp, Inc. (Banks)	828	44,869
ProAssurance Corp. (Insurance)	541	30,404
Prologis, Inc. (Equity Real Estate Investment Trusts)	5,447	287,547
Prosperity Bancshares, Inc. (Banks)	731	52,471
Prudential Financial, Inc. (Insurance)	4,440	462,026
Public Storage (Equity Real Estate Investment Trusts)	1,524	340,613
Quality Care Properties* (Equity Real Estate Investment Trusts)	960	14,880
Radian Group, Inc. (Thrifts & Mortgage Finance)	2,214	39,808
Raymond James Financial, Inc. (Capital Markets)	1,307	90,536
Rayonier, Inc. (Equity Real Estate Investment Trusts)	1,270	33,782
Realogy Holdings Corp. (Real Estate Management & Development)	1,461	37,592
Realty Income Corp. (Equity Real Estate Investment Trusts)	2,669	153,414
Regency Centers Corp. (Equity Real Estate Investment Trusts)	1,064	73,363
Regions Financial Corp. (Banks)	12,687	182,185
Reinsurance Group of America, Inc. (Insurance)	646	81,286
RenaissanceRe Holdings, Ltd. (Insurance)	426	58,030
Retail Properties of America, Inc. (Equity Real Estate Investment Trusts)	2,433	37,298
RLI Corp. (Insurance)	398	25,126
RLJ Lodging Trust (Equity Real Estate Investment Trusts)	1,287	31,519
Ryman Hospitality Properties, Inc. (Equity Real Estate Investment Trusts)	520	32,765
S&P Global, Inc. (Capital Markets)	2,674	287,562
SEI Investments Co. (Capital Markets)	1,383	68,265
Senior Housing Properties Trust (Equity Real Estate Investment Trusts)	2,434	46,076
Signature Bank* (Banks)	546	82,009
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	3,233	574,406
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	1,034	111,207
SLM Corp.* (Consumer Finance)	4,423	48,741
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts)	4,984	54,126
Starwood Property Trust, Inc. (Mortgage Real Estate Investment Trusts)	2,648	58,124
State Street Corp. (Capital Markets)	3,728	289,740
Stifel Financial Corp.* (Capital Markets)	700	34,965
STORE Capital Corp. (Equity Real Estate Investment Trusts)	1,623	40,104
Sun Communities, Inc. (Equity Real Estate Investment Trusts)	702	53,780
Sunstone Hotel Investors, Inc. (Equity Real Estate Investment Trusts)	2,234	34,069
SunTrust Banks, Inc. (Banks)	5,053	277,157
SVB Financial Group* (Banks)	530	90,980
Synchrony Financial (Consumer Finance)	8,088	293,352
Synovus Financial Corp. (Banks)	1,268	52,089
T. Rowe Price Group, Inc. (Capital Markets)	2,525	190,032
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	984	35,208
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	610	45,097
TCF Financial Corp. (Banks)	1,766	34,596
TD Ameritrade Holding Corp. (Capital Markets)	2,511	109,480
Texas Capital Bancshares, Inc.* (Banks)	501	39,278
The Allstate Corp. (Insurance)	3,782	280,322
The Bank of New York Mellon Corp. (Capital Markets)	10,896	516,252
The Charles Schwab Corp. (Capital Markets)	12,418	490,138
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	783	28,133
The Goldman Sachs Group, Inc. (Capital Markets)	3,797	909,192
The Hanover Insurance Group, Inc. (Insurance)	440	40,044

See accompanying notes to financial statements.

262 :: ProFund VP Financials :: Financial Statements

Common Stocks, continued

	Shares	Value
The Howard Hughes Corp.* (Real Estate Management & Development)	376	$42,902
The Macerich Co. (Equity Real Estate Investment Trusts)	1,253	88,763
The NASDAQ OMX Group, Inc. (Capital Markets)	1,189	79,806
The Progressive Corp. (Insurance)	5,974	212,077
The St Joe Co.* (Real Estate Management & Development)	777	14,763
The Travelers Cos., Inc. (Insurance)	2,912	356,487
The Western Union Co. (IT Services)	4,996	108,513
Torchmark Corp. (Insurance)	1,154	85,119
Trustmark Corp. (Banks)	713	25,418
Two Harbors Investment Corp. (Mortgage Real Estate Investment Trusts)	3,586	31,270
U.S. Bancorp (Banks)	16,455	845,293
UDR, Inc. (Equity Real Estate Investment Trusts)	2,752	100,393
UMB Financial Corp. (Banks)	450	34,704
Umpqua Holdings Corp. (Banks)	2,269	42,612
United Bankshares, Inc. (Banks)	835	38,619
Unum Group (Insurance)	2,383	104,685
Urban Edge Properties (Equity Real Estate Investment Trusts)	943	25,942
Validus Holdings, Ltd. (Insurance)	825	45,383
Valley National Bancorp (Banks)	2,631	30,625
Ventas, Inc. (Equity Real Estate Investment Trusts)	3,648	228,073
VEREIT, Inc. (Equity Real Estate Investment Trusts)	10,035	84,896
Visa, Inc.—Class A (IT Services)	19,267	1,503,211
Vornado Realty Trust (Equity Real Estate Investment Trusts)	1,776	185,361
Voya Financial, Inc. (Diversified Financial Services)	1,991	78,087
W.R. Berkley Corp. (Insurance)	993	66,044
Waddell & Reed Financial, Inc.—Class A (Capital Markets)	858	16,740
Washington Federal, Inc. (Thrifts & Mortgage Finance)	917	31,499
Washington Prime Group, Inc. (Equity Real Estate Investment Trusts)	1,904	19,821
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	779	25,466
Webster Financial Corp. (Banks)	942	51,132
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	1,226	43,879
Wells Fargo & Co. (Banks)	46,593	2,567,741
Welltower, Inc. (Equity Real Estate Investment Trusts)	3,728	249,515
Western Alliance Bancorp* (Banks)	969	47,200
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	7,709	231,964
White Mountains Insurance Group, Ltd. (Insurance)	43	35,950
Willis Towers Watson PLC (Insurance)	1,327	162,266
Wintrust Financial Corp. (Banks)	527	38,244
WP Carey, Inc. (Equity Real Estate Investment Trusts)	1,081	63,876
Xenia Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	1,087	21,110
XL Group, Ltd. (Insurance)	2,769	103,173
Zions Bancorp (Banks)	2,112	90,900
TOTAL COMMON STOCKS (Cost $26,943,481)		46,257,995

Repurchase Agreements(a) (0.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.23%—0.44%, dated 12/30/16, due 1/3/17, total to be received $230,007	$230,000	$230,000
TOTAL REPURCHASE AGREEMENTS (Cost $230,000)		230,000
TOTAL INVESTMENT SECURITIES (Cost $27,173,481)—100.8%		46,487,995
Net other assets (liabilities)—(0.8)%		(363,462)
NET ASSETS—100.0%		$46,124,533

*                 Non-income producing security

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Financials invested in the following industries as of December 31, 2016:

	Value	% of Net Assets
Banks	$15,181,282	32.8%
Capital Markets	6,457,194	14.0%
Consumer Finance	1,837,174	4.0%
Diversified Financial Services	3,266,628	7.1%
Equity Real Estate Investment Trusts	8,926,747	19.3%
Insurance	7,054,158	15.3%
IT Services	2,625,949	5.7%
Mortgage Real Estate Investment Trusts	439,272	1.0%
Real Estate Management & Development	261,082	0.6%
Thrifts & Mortgage Finance	208,509	0.5%
Other**	(133,462)	(0.3)%
Total	$46,124,533	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Financials :: 263

Statement of Assets and Liabilities
December 31, 2016

ASSETS:
Total Investment Securities, at cost	$27,173,481
Securities, at value	46,257,995
Repurchase agreements, at value	230,000
Total Investment Securities, at value	46,487,995
Cash	664
Dividends and interest receivable	84,642
Receivable for capital shares issued	859,246
Prepaid expenses	139
TOTAL ASSETS	47,432,686
LIABILITIES:
Payable for investments purchased	916,620
Payable for capital shares redeemed	274,295
Advisory fees payable	33,549
Management services fees payable	4,473
Administration fees payable	1,364
Administrative services fees payable	16,390
Distribution fees payable	17,142
Trustee fees payable	14
Transfer agency fees payable	3,684
Fund accounting fees payable	1,548
Compliance services fees payable	197
Other accrued expenses	38,877
TOTAL LIABILITIES	1,308,153
NET ASSETS	$46,124,533
NET ASSETS CONSIST OF:
Capital	$40,182,721
Accumulated net investment income (loss)	166,548
Accumulated net realized gains (losses) on investments	(13,539,250)
Net unrealized appreciation (depreciation) on investments	19,314,514
NET ASSETS	$46,124,533
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,296,835
Net Asset Value (offering and redemption price per share)	$35.57

Statement of Operations
For the Year Ended December 31, 2016

INVESTMENT INCOME:
Dividends	$667,036
Interest	202
TOTAL INVESTMENT INCOME	667,238
EXPENSES:
Advisory fees	223,524
Management services fees	29,803
Administration fees	11,602
Transfer agency fees	16,819
Administrative services fees	80,046
Distribution fees	74,508
Custody fees	4,942
Fund accounting fees	15,468
Trustee fees	723
Compliance services fees	296
Other fees	45,048
Recoupment of prior expenses reduced by the Advisor	7,000
Total Gross Expenses before reductions	509,779
Expenses reduced and reimbursed by the Advisor	(9,085)
TOTAL NET EXPENSES	500,694
NET INVESTMENT INCOME (LOSS)	166,544
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,940,047
Change in net unrealized appreciation/depreciation on investments	1,350,257
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	3,290,304
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$3,456,848

See accompanying notes to financial statements.

264 :: ProFund VP Financials :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2016	Year Ended December 31, 2015
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$166,544	$99,909
Net realized gains (losses) on investments	1,940,047	3,541,377
Change in net unrealized appreciation/depreciation on investments	1,350,257	(5,672,017)
Change in net assets resulting from operations	3,456,848	(2,030,731)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(105,552)	(103,774)
Change in net assets resulting from distributions	(105,552)	(103,774)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	40,924,135	46,851,727
Distributions reinvested	105,552	103,774
Value of shares redeemed	(41,199,999)	(45,097,581)
Change in net assets resulting from capital transactions	(170,312)	1,857,920
Change in net assets	3,180,984	(276,585)
NET ASSETS:
Beginning of period	42,943,549	43,220,134
End of period	$46,124,533	$42,943,549
Accumulated net investment income (loss)	$166,548	$106,996
SHARE TRANSACTIONS:
Issued	1,270,436	1,486,087
Reinvested	3,276	3,352
Redeemed	(1,364,181)	(1,472,687)
Change in shares	(90,469)	16,752

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Financials :: 265

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012
Net Asset Value, Beginning of Period	$30.95	$31.53	$27.98	$21.27	$17.07
Investment Activities:
Net investment income (loss)(a)	0.17	0.09	0.08	0.05	0.11
Net realized and unrealized gains (losses) on investments	4.56	(0.56)	3.53	6.76	4.11
Total income (loss) from investment activities	4.73	(0.47)	3.61	6.81	4.22
Distributions to Shareholders From:
Net investment income	(0.11)	(0.11)	(0.06)	(0.10)	(0.02)
Net Asset Value, End of Period	$35.57	$30.95	$31.53	$27.98	$21.27
Total Return	15.32%	(1.49)%	12.92%	32.08%	24.73%
Ratios to Average Net Assets:
Gross expenses	1.71%	1.74%	1.73%	1.78%	1.91%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)	0.56%	0.27%	0.27%	0.19%	0.55%
Supplemental Data:
Net assets, end of period (000’s)	$46,125	$42,944	$43,220	$43,913	$25,337
Portfolio turnover rate(b)	98%	97%	49%	72%	124%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

266 :: ProFund VP Health Care :: Management Discussion of Fund Performance

ProFund VP Health Care seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Health Care Index (the “Index”). For the year ended December 31, 2016, the Fund had a total return of -4.05%. For the same period, the Index had a return of -2.44%(1) and a volatility of 15.76%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities that, in combination, should have similar return characteristics as the return of the Index. The Index measures the performance of the healthcare sector of the U.S. equity market. Component companies include health care providers, biotechnology companies, medical supplies, advanced medical devices, and pharmaceuticals.

Value of a $10,000 Investment at Net Asset Value*

*                 The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Health Care from December 31, 2006 to December 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/16

Fund	One Year	Five Year	Ten Year
ProFund VP Health Care	-4.05%	15.38%	8.37%
Dow Jones U.S. Health Care Index	-2.44%	17.23%	10.16%
S&P 500	11.96%	14.66%	6.95%

Expense Ratios**

Fund	Gross	Net
ProFund VP Health Care	1.68%	1.68%

**          Reflects the expense ratio as reported in the Prospectus dated May 2, 2016. Contractual fee waivers are in effect through April 30, 2017. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Johnson & Johnson	11.4%
Pfizer, Inc.	7.1%
Merck & Co., Inc.	5.9%
UnitedHealth Group, Inc.	5.5%
Amgen, Inc.	3.9%

Dow Jones U.S. Health Care Index — Composition

% of Index
Pharmaceuticals	36%
Biotechnology	23%
Health Care Equipment & Supplies	20%
Health Care Providers & Services	17%
Life Sciences Tools & Services	4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)         The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Health Care :: 267

Schedule of Portfolio Investments :: December 31, 2016

Common Stocks (100.1%)

	Shares	Value
Abbott Laboratories (Health Care Equipment & Supplies)	26,020	$999,428
AbbVie, Inc. (Biotechnology)	28,723	1,798,634
ABIOMED, Inc.* (Health Care Equipment & Supplies)	714	80,454
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	1,347	44,586
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	1,671	48,192
Aetna, Inc. (Health Care Providers & Services)	6,205	769,482
Agios Pharmaceuticals, Inc.* (Biotechnology)	578	24,120
Akorn, Inc.* (Pharmaceuticals)	1,549	33,815
Alere, Inc.* (Health Care Equipment & Supplies)	1,537	59,897
Alexion Pharmaceuticals, Inc.* (Biotechnology)	3,966	485,240
Align Technology, Inc.* (Health Care Equipment & Supplies)	1,325	127,372
Alkermes PLC* (Biotechnology)	2,689	149,455
Allergan PLC* (Pharmaceuticals)	6,628	1,391,946
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	1,259	47,137
Amgen, Inc. (Biotechnology)	13,150	1,922,662
Anthem, Inc. (Health Care Providers & Services)	4,654	669,106
Bard (C.R.), Inc. (Health Care Equipment & Supplies)	1,300	292,058
Baxter International, Inc. (Health Care Equipment & Supplies)	8,653	383,674
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	3,751	620,978
Biogen, Inc.* (Biotechnology)	3,846	1,090,649
BioMarin Pharmaceutical, Inc.* (Biotechnology)	3,037	251,585
Bio-Rad Laboratories, Inc.*—Class A (Life Sciences Tools & Services)	368	67,079
Bio-Techne Corp. (Life Sciences Tools & Services)	660	67,868
Bluebird Bio, Inc.* (Biotechnology)	717	44,239
Boston Scientific Corp.* (Health Care Equipment & Supplies)	24,064	520,504
Bristol-Myers Squibb Co. (Pharmaceuticals)	29,536	1,726,084
Brookdale Senior Living, Inc.* (Health Care Providers & Services)	3,290	40,862
Bruker Corp. (Life Sciences Tools & Services)	1,870	39,607
Catalent, Inc.* (Pharmaceuticals)	2,204	59,420
Celgene Corp.* (Biotechnology)	13,701	1,585,891
Centene Corp.* (Health Care Providers & Services)	3,023	170,830
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	834	63,542
Cigna Corp. (Health Care Providers & Services)	4,539	605,457
Community Health Systems, Inc.* (Health Care Providers & Services)	2,011	11,241
Danaher Corp. (Health Care Equipment & Supplies)	10,757	837,325
DaVita HealthCare Partners, Inc.* (Health Care Providers & Services)	2,790	179,118
Dentsply Sirona, Inc. (Health Care Equipment & Supplies)	4,079	235,481
DexCom, Inc.* (Health Care Equipment & Supplies)	1,492	89,072
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	3,778	353,999
Eli Lilly & Co. (Pharmaceuticals)	17,169	1,262,780
Endo International PLC* (Pharmaceuticals)	3,506	57,744
Envision Healthcare Corp.* (Health Care Providers & Services)	2,071	131,074
Express Scripts Holding Co.* (Health Care Providers & Services)	10,900	749,811
Gilead Sciences, Inc. (Biotechnology)	23,286	1,667,510
Haemonetics Corp.* (Health Care Equipment & Supplies)	912	36,662
Halyard Health, Inc.* (Health Care Equipment & Supplies)	822	30,398
HCA Holdings, Inc.* (Health Care Providers & Services)	5,167	382,461
Healthcare Services Group, Inc. (Commercial Services & Supplies)	1,283	50,255
HealthSouth Corp. (Health Care Providers & Services)	1,587	65,448
Henry Schein, Inc.* (Health Care Providers & Services)	1,425	216,187
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	1,059	59,452
Hologic, Inc.* (Health Care Equipment & Supplies)	4,920	197,390
Horizon Pharma PLC* (Pharmaceuticals)	2,850	46,113
Humana, Inc. (Health Care Providers & Services)	2,637	538,027
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	1,584	185,756
Illumina, Inc.* (Life Sciences Tools & Services)	2,597	332,519
Impax Laboratories, Inc.* (Pharmaceuticals)	1,306	17,305
Incyte Corp.* (Biotechnology)	3,095	310,336
Intercept Pharmaceuticals, Inc.* (Biotechnology)	311	33,790
Intrexon Corp.* (Biotechnology)	1,071	26,025
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	686	435,041
Ionis Pharmaceuticals, Inc.* (Biotechnology)	2,141	102,404
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	1,060	115,572
Johnson & Johnson (Pharmaceuticals)	48,083	5,539,641
Juno Therapeutics, Inc.* (Biotechnology)	1,349	25,429
Kite Pharma, Inc.* (Biotechnology)	787	35,289
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	1,819	233,523
LifePoint Health, Inc.* (Health Care Providers & Services)	711	40,385
Ligand Pharmaceuticals, Inc.*—Class B (Biotechnology)	336	34,141
Magellan Health, Inc.* (Health Care Providers & Services)	413	31,078
Mallinckrodt PLC* (Pharmaceuticals)	1,870	93,163
MEDNAX, Inc.* (Health Care Providers & Services)	1,638	109,189
Medtronic PLC (Health Care Equipment & Supplies)	24,269	1,728,680
Merck & Co., Inc. (Pharmaceuticals)	48,730	2,868,735
Molina Healthcare, Inc.* (Health Care Providers & Services)	755	40,966
Mylan N.V.* (Pharmaceuticals)	8,131	310,198
Myriad Genetics, Inc.* (Biotechnology)	1,208	20,137

See accompanying notes to financial statements.

268 :: ProFund VP Health Care :: Financial Statements

Common Stocks, continued

	Shares	Value
Neurocrine Biosciences, Inc.* (Biotechnology)	1,534	$59,366
Novavax, Inc.* (Biotechnology)	4,794	6,040
NuVasive, Inc.* (Health Care Equipment & Supplies)	889	59,883
OPKO Health, Inc.* (Biotechnology)	6,406	59,576
Owens & Minor, Inc. (Health Care Providers & Services)	1,090	38,466
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	662	21,383
PAREXEL International Corp.* (Life Sciences Tools & Services)	941	61,843
Patterson Cos., Inc. (Health Care Providers & Services)	1,470	60,314
Perrigo Co. PLC (Pharmaceuticals)	2,534	210,905
Pfizer, Inc. (Pharmaceuticals)	107,252	3,483,545
Portola Pharmaceuticals, Inc.* (Biotechnology)	1,000	22,440
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	935	48,714
Quest Diagnostics, Inc. (Health Care Providers & Services)	2,449	225,063
Quintiles Transnational Holdings, Inc.* (Life Sciences Tools & Services)	2,390	181,760
Radius Health, Inc.* (Biotechnology)	656	24,948
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	1,337	490,799
ResMed, Inc. (Health Care Equipment & Supplies)	2,490	154,505
Seattle Genetics, Inc.* (Biotechnology)	1,703	89,867
St. Jude Medical, Inc. (Health Care Equipment & Supplies)	5,049	404,879
STERIS PLC (Health Care Equipment & Supplies)	1,504	101,355
Stryker Corp. (Health Care Equipment & Supplies)	5,495	658,356
Team Health Holdings, Inc.* (Health Care Providers & Services)	1,317	57,224
Teleflex, Inc. (Health Care Equipment & Supplies)	781	125,858
Tenet Healthcare Corp.* (Health Care Providers & Services)	1,411	20,939
TESARO, Inc.* (Biotechnology)	603	81,091
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	860	150,440
The Medicines Co.* (Pharmaceuticals)	1,229	41,712
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	6,981	985,018
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	665	46,756
United Therapeutics Corp.* (Biotechnology)	752	107,859
UnitedHealth Group, Inc. (Health Care Providers & Services)	16,822	2,692,193
Universal Health Services, Inc.—Class B (Health Care Providers & Services)	1,585	168,612
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	1,652	148,317
Vertex Pharmaceuticals, Inc.* (Biotechnology)	4,382	322,822
Waters Corp.* (Life Sciences Tools & Services)	1,427	191,775
WellCare Health Plans, Inc.* (Health Care Providers & Services)	786	107,745
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	1,294	109,770
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	3,541	365,431
Zoetis, Inc. (Pharmaceuticals)	8,730	467,317
TOTAL COMMON STOCKS (Cost $18,963,692)		48,803,589

Contingent RightNM

Dyax Corp.*+^(a) (Biotechnology)	3,716	4,125
TOTAL CONTINGENT RIGHT (Cost $—)		4,125
TOTAL INVESTMENT SECURITIES (Cost $18,963,692)—100.1%		48,807,714
Net other assets (liabilities)—(0.1)%		(63,343)
NET ASSETS—100.0%		$48,744,371

*                 Non-income producing security

+                 This security was fair valued based on procedures approved by the Board of Trustees. As of December 31, 2016, this security represented 0.008% of the net assets of the Fund.

^                  The Advisor has deemed this security to be illiquid. As of December 31, 2016, this security represented 0.008% of the net assets of the Fund.

(a)         No explicit expiration date, expiration is subject to contingencies. Rights entitle the Fund to cash if the company receives U.S. Food and Drug Administration approval on a specific medication that is being developed.

NM         Not meaningful, amount is less than 0.05%.

ProFund VP Health Care invested in the following industries as of December 31, 2016:

	Value	% of Net Assets
Biotechnology	$11,018,554	22.6%
Commercial Services & Supplies	50,255	0.1%
Health Care Equipment & Supplies	9,552,415	19.6%
Health Care Providers & Services	8,399,387	17.2%
Life Sciences Tools & Services	1,991,011	4.1%
Pharmaceuticals	17,796,092	36.5%
Other**	(63,343)	(0.1)%
Total	$48,744,371	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Health Care :: 269

Statement of Assets and Liabilities
December 31, 2016

ASSETS:
Total Investment Securities, at cost	$18,963,692
Securities, at value	48,807,714
Total Investment Securities, at value	48,807,714
Dividends receivable	41,402
Receivable for capital shares issued	753,689
Prepaid expenses	318
TOTAL ASSETS	49,603,123
LIABILITIES:
Payable for capital shares redeemed	575,733
Cash overdraft	136,267
Advisory fees payable	49,382
Management services fees payable	6,584
Administration fees payable	1,580
Administrative services fees payable	17,428
Distribution fees payable	19,144
Trustee fees payable	17
Transfer agency fees payable	4,815
Fund accounting fees payable	1,793
Compliance services fees payable	284
Other accrued expenses	45,725
TOTAL LIABILITIES	858,752
NET ASSETS	$48,744,371
NET ASSETS CONSIST OF:
Capital	$19,418,110
Accumulated net realized gains (losses) on investments	(517,761)
Net unrealized appreciation (depreciation) on investments	29,844,022
NET ASSETS	$48,744,371
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	757,093
Net Asset Value (offering and redemption price per share)	$64.38

Statement of Operations
For the Year Ended December 31, 2016

INVESTMENT INCOME:
Dividends	$969,976
Interest	173
TOTAL INVESTMENT INCOME	970,149
EXPENSES:
Advisory fees	453,449
Management services fees	60,459
Administration fees	23,779
Transfer agency fees	34,374
Administrative services fees	167,581
Distribution fees	151,150
Custody fees	10,751
Fund accounting fees	28,481
Trustee fees	1,580
Compliance services fees	448
Other fees	59,880
Recoupment of prior expenses reduced by the Advisor	23,793
TOTAL NET EXPENSES	1,015,725
NET INVESTMENT INCOME (LOSS)	(45,576)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	6,713,604
Change in net unrealized appreciation/depreciation on investments	(10,698,892)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(3,985,288)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(4,030,864)

See accompanying notes to financial statements.

270 :: ProFund VP Health Care :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2016	Year Ended December 31, 2015
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$(45,576)	$(200,846)
Net realized gains (losses) on investments	6,713,604	4,129,509
Change in net unrealized appreciation/depreciation on investments	(10,698,892)	(1,111,352)
Change in net assets resulting from operations	(4,030,864)	2,817,311
CAPITAL TRANSACTIONS:
Proceeds from shares issued	26,292,933	58,710,695
Value of shares redeemed	(51,360,037)	(68,287,121)
Change in net assets resulting from capital transactions	(25,067,104)	(9,576,426)
Change in net assets	(29,097,968)	(6,759,115)
NET ASSETS:
Beginning of period	77,842,339	84,601,454
End of period	$48,744,371	$77,842,339
SHARE TRANSACTIONS:
Issued	400,367	861,925
Redeemed	(803,271)	(1,025,813)
Change in shares	(402,904)	(163,888)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Health Care :: 271

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012
Net Asset Value, Beginning of Period	$67.11	$63.90	$51.71	$37.12	$31.74
Investment Activities:
Net investment income (loss)(a)	(0.05)	(0.15)	(0.08)	0.05	0.19
Net realized and unrealized gains (losses) on investments	(2.68)	3.36	12.31	14.69	5.32
Total income (loss) from investment activities	(2.73)	3.21	12.23	14.74	5.51
Distributions to Shareholders From:
Net investment income	—	—	(0.04)	(0.15)	(0.13)
Net Asset Value, End of Period	$64.38	$67.11	$63.90	$51.71	$37.12
Total Return	(4.05)%	5.02%	23.67%	39.78%	17.41%
Ratios to Average Net Assets:
Gross expenses	1.68%	1.69%	1.69%	1.72%	1.81%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)	(0.08)%	(0.22)%	(0.14)%	0.10%	0.54%
Supplemental Data:
Net assets, end of period (000’s)	$48,744	$77,842	$84,601	$58,038	$33,304
Portfolio turnover rate(b)	24%	47%	47%	62%	85%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

272 :: ProFund VP Industrials :: Management Discussion of Fund Performance

ProFund VP Industrials seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Industrials Index (the “Index”). For the year ended December 31, 2016, the Fund had a total return of 17.55%. For the same period, the Index had a total return of 19.53%(1) and a volatility of 14.71%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities that, in combination, should have similar return characteristics as the return of the Index. The Index measures the performance of the industrial sector of the U.S. equity market. Component companies include building materials, heavy construction, factory equipment, heavy machinery, industrial services, pollution control, containers and packaging, industrial diversified, air freight, marine transportation, railroads, trucking, land-transportation equipment, shipbuilding, transportation services, advanced industrial equipment, electric components and equipment, and aerospace.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Industrials from December 31, 2006 to December 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/16

Fund	One Year	Five Year	Ten Year
ProFund VP Industrials	17.55%	13.91%	6.76%
Dow Jones U.S. Industrials Index	19.53%	15.88%	8.50%
S&P 500	11.96%	14.66%	6.95%

Expense Ratios**

Fund	Gross	Net
ProFund VP Industrials	1.68%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 2, 2016. Contractual fee waivers are in effect through April 30, 2017. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
General Electric Co.	10.0%
3M Co.	3.8%
The Boeing Co.	3.2%
Honeywell International, Inc.	3.2%
Union Pacific Corp.	3.1%

Dow Jones U.S. Industrials Index — Composition

% of Index
Capital Goods	61%
Transportation	12%
Software & Services	12%
Materials	6%
Commercial & Professional Services	4%
Technology Hardware & Equipment	4%
Pharmaceuticals, Biotechnology & Life Sciences	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)         The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Industrials :: 273

Schedule of Portfolio Investments :: December 31, 2016

Common Stocks (100.0%)

	Shares	Value
3M Co. (Industrial Conglomerates)	6,965	$1,243,740
A.O. Smith Corp. (Building Products)	1,734	82,105
Accenture PLC—Class A (IT Services)	7,214	844,977
Actuant Corp.—Class A (Machinery)	684	17,750
Acuity Brands, Inc. (Electrical Equipment)	522	120,509
AECOM Technology Corp.* (Construction & Engineering)	1,802	65,521
AGCO Corp. (Machinery)	776	44,899
Agilent Technologies, Inc. (Life Sciences Tools & Services)	3,783	172,353
Air Lease Corp. (Trading Companies & Distributors)	1,126	38,656
Allegion PLC (Building Products)	1,128	72,192
Alliance Data Systems Corp. (IT Services)	671	153,324
Allison Transmission Holdings, Inc. (Machinery)	1,926	64,887
AMETEK, Inc. (Electrical Equipment)	2,687	130,588
Amphenol Corp.—Class A (Electronic Equipment, Instruments & Components)	3,567	239,703
Anixter International, Inc.* (Electronic Equipment, Instruments & Components)	308	24,963
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	467	27,740
AptarGroup, Inc. (Containers & Packaging)	724	53,178
Arconic, Inc. (Aerospace & Defense)	5,109	94,721
Armstrong World Industries, Inc.* (Building Products)	583	24,369
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	1,060	75,578
Automatic Data Processing, Inc. (IT Services)	5,247	539,287
Avery Dennison Corp. (Containers & Packaging)	1,053	73,942
Avnet, Inc. (Electronic Equipment, Instruments & Components)	1,473	70,130
Ball Corp. (Containers & Packaging)	2,029	152,317
BE Aerospace, Inc. (Aerospace & Defense)	1,190	71,626
Belden, Inc. (Electronic Equipment, Instruments & Components)	501	37,460
Bemis Co., Inc. (Containers & Packaging)	1,105	52,841
Berry Plastics Group, Inc.* (Containers & Packaging)	1,407	68,563
Booz Allen Hamilton Holding Corp. (IT Services)	1,749	63,086
Broadridge Financial Solutions, Inc. (IT Services)	1,380	91,494
BWX Technologies, Inc. (Aerospace & Defense)	1,165	46,251
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	1,624	118,974
Carlisle Cos., Inc. (Industrial Conglomerates)	744	82,056
Caterpillar, Inc. (Machinery)	6,788	629,520
CEB, Inc. (Professional Services)	394	23,876
Chicago Bridge & Iron Co. N.V. (Construction & Engineering)	1,174	37,275
Cintas Corp. (Commercial Services & Supplies)	978	113,018
CLARCOR, Inc. (Machinery)	571	47,090
Clean Harbors, Inc.* (Commercial Services & Supplies)	611	34,002
Cognex Corp. (Electronic Equipment, Instruments & Components)	973	61,902
Colfax Corp.* (Machinery)	1,153	41,427
Convergys Corp. (IT Services)	1,123	27,581
CoreLogic, Inc.* (IT Services)	981	36,130
CoStar Group, Inc.* (Internet Software & Services)	398	75,019
Covanta Holding Corp. (Commercial Services & Supplies)	1,503	23,447
Crane Co. (Machinery)	585	42,190
Crown Holdings, Inc.* (Containers & Packaging)	1,605	84,375
CSX Corp. (Road & Rail)	10,866	390,415
Cummins, Inc. (Machinery)	1,805	246,689
Curtiss-Wright Corp. (Aerospace & Defense)	524	51,541
Deere & Co. (Machinery)	3,358	346,008
Deluxe Corp. (Commercial Services & Supplies)	571	40,889
DigitalGlobe, Inc.* (Aerospace & Defense)	719	20,599
Donaldson Co., Inc. (Machinery)	1,521	64,004
Dover Corp. (Machinery)	1,817	136,148
Eagle Materials, Inc. (Construction Materials)	567	55,867
Eaton Corp. PLC (Electrical Equipment)	5,253	352,423
EMCOR Group, Inc. (Construction & Engineering)	702	49,674
Emerson Electric Co. (Electrical Equipment)	7,458	415,783
EnerSys (Electrical Equipment)	515	40,222
Equifax, Inc. (Professional Services)	1,387	163,985
Esterline Technologies Corp.* (Aerospace & Defense)	365	32,558
Euronet Worldwide, Inc.* (IT Services)	610	44,182
Expeditors International of Washington, Inc. (Air Freight & Logistics)	2,089	110,633
Fastenal Co. (Trading Companies & Distributors)	3,356	157,664
FedEx Corp. (Air Freight & Logistics)	2,829	526,760
Fidelity National Information Services, Inc. (IT Services)	3,825	289,323
First Data Corp.* (IT Services)	2,185	31,005
Fiserv, Inc.* (IT Services)	2,531	268,995
FleetCor Technologies, Inc.* (IT Services)	1,095	154,964
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	1,565	56,637
Flowserve Corp. (Machinery)	1,503	72,219
Fluor Corp. (Construction & Engineering)	1,599	83,978
Fortive Corp. (Machinery)	3,483	186,793
Fortune Brands Home & Security, Inc. (Building Products)	1,806	96,549
FTI Consulting, Inc.* (Professional Services)	504	22,720
GATX Corp. (Trading Companies & Distributors)	477	29,374
Generac Holdings, Inc.* (Electrical Equipment)	737	30,025
General Dynamics Corp. (Aerospace & Defense)	3,326	574,267
General Electric Co. (Industrial Conglomerates)	102,709	3,245,605
Genesee & Wyoming, Inc.*—Class A (Road & Rail)	712	49,420
Genpact, Ltd.* (IT Services)	1,569	38,189
Global Payments, Inc. (IT Services)	1,799	124,869
Graco, Inc. (Machinery)	648	53,842
Graphic Packaging Holding Co. (Containers & Packaging)	3,665	45,739
HD Supply Holdings, Inc.* (Trading Companies & Distributors)	2,313	98,326
HEICO Corp. (Aerospace & Defense)	231	17,822
HEICO Corp.—Class A (Aerospace & Defense)	433	29,401
Hexcel Corp. (Aerospace & Defense)	1,084	55,761
Hillenbrand, Inc. (Machinery)	728	27,919
Honeywell International, Inc. (Industrial Conglomerates)	8,840	1,024,114

See accompanying notes to financial statements.

274 :: ProFund VP Industrials :: Financial Statements

Common Stocks, continued

	Shares	Value
Hub Group, Inc.*—Class A (Air Freight & Logistics)	404	$17,675
Hubbell, Inc. (Electrical Equipment)	603	70,370
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	547	100,752
IDEX Corp. (Machinery)	871	78,442
Illinois Tool Works, Inc. (Machinery)	3,647	446,613
Ingersoll-Rand PLC (Machinery)	2,979	223,544
International Paper Co. (Containers & Packaging)	4,769	253,042
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	447	44,123
Itron, Inc.* (Electronic Equipment, Instruments & Components)	405	25,454
ITT, Inc. (Machinery)	1,045	40,306
J.B. Hunt Transport Services, Inc. (Road & Rail)	1,037	100,662
Jabil Circuit, Inc. (Electronic Equipment, Instruments & Components)	2,145	50,772
Jack Henry & Associates, Inc. (IT Services)	891	79,103
Jacobs Engineering Group, Inc.* (Construction & Engineering)	1,398	79,686
Johnson Controls International PLC (Building Products)	10,867	447,612
Joy Global, Inc. (Machinery)	1,153	32,284
Kansas City Southern Industries, Inc. (Road & Rail)	1,255	106,487
KBR, Inc. (Construction & Engineering)	1,636	27,305
Kennametal, Inc. (Machinery)	911	28,478
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,976	72,262
Kirby Corp.* (Marine)	628	41,762
KLX, Inc.* (Aerospace & Defense)	616	27,788
L-3 Communications Holdings, Inc. (Aerospace & Defense)	883	134,313
Landstar System, Inc. (Road & Rail)	497	42,394
Lennox International, Inc. (Building Products)	464	71,071
Lincoln Electric Holdings, Inc. (Machinery)	717	54,972
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	244	37,032
Lockheed Martin Corp. (Aerospace & Defense)	2,910	727,325
Louisiana-Pacific Corp.* (Paper & Forest Products)	1,631	30,875
LSC Communications, Inc. (Commercial Services & Supplies)	288	8,548
Macquarie Infrastructure Corp. (Transportation Infrastructure)	861	70,344
Manitowoc Foodservice, Inc.* (Machinery)	1,591	30,754
ManpowerGroup, Inc. (Professional Services)	772	68,608
Martin Marietta Materials, Inc. (Construction Materials)	733	162,381
Masco Corp. (Building Products)	3,826	120,978
MAXIMUS, Inc. (IT Services)	747	41,675
MDU Resources Group, Inc. (Multi-Utilities)	2,251	64,761
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	285	119,290
Moog, Inc.*—Class A (Aerospace & Defense)	393	25,812
MRC Global, Inc.* (Trading Companies & Distributors)	1,122	22,732
MSA Safety, Inc. (Commercial Services & Supplies)	383	26,553
MSC Industrial Direct Co., Inc.—Class A (Trading Companies & Distributors)	528	48,782
Mueller Industries, Inc. (Machinery)	667	26,653
National Instruments Corp. (Electronic Equipment, Instruments & Components)	1,235	38,063
NeuStar, Inc.*—Class A (IT Services)	636	21,242
Nordson Corp. (Machinery)	621	69,583
Norfolk Southern Corp. (Road & Rail)	3,387	366,033
Northrop Grumman Corp. (Aerospace & Defense)	2,044	475,394
NOW, Inc.* (Trading Companies & Distributors)	1,254	25,669
Old Dominion Freight Line, Inc.* (Road & Rail)	795	68,203
Orbital ATK, Inc. (Aerospace & Defense)	679	59,569
Oshkosh Corp. (Machinery)	852	55,048
Owens Corning (Building Products)	1,317	67,905
Owens-Illinois, Inc.* (Containers & Packaging)	1,892	32,940
PACCAR, Inc. (Machinery)	4,067	259,881
Packaging Corp. of America (Containers & Packaging)	1,101	93,387
Parker-Hannifin Corp. (Machinery)	1,535	214,900
Paychex, Inc. (IT Services)	3,756	228,665
PayPal Holdings, Inc.* (IT Services)	13,011	513,544
Pentair PLC (Machinery)	1,946	109,112
PerkinElmer, Inc. (Life Sciences Tools & Services)	1,276	66,543
Quanta Services, Inc.* (Construction & Engineering)	1,772	61,754
R. R. Donnelley & Sons Co. (Commercial Services & Supplies)	801	13,072
Raytheon Co. (Aerospace & Defense)	3,406	483,652
Regal Beloit Corp. (Electrical Equipment)	530	36,703
Republic Services, Inc.—Class A (Commercial Services & Supplies)	2,684	153,122
Robert Half International, Inc. (Professional Services)	1,486	72,487
Rockwell Automation, Inc. (Electrical Equipment)	1,479	198,778
Rockwell Collins, Inc. (Aerospace & Defense)	1,501	139,233
Roper Technologies, Inc. (Industrial Conglomerates)	1,188	217,499
Ryder System, Inc. (Road & Rail)	624	46,451
Sabre Corp. (IT Services)	2,426	60,529
Sealed Air Corp. (Containers & Packaging)	2,229	101,063
Sensata Technologies Holding N.V.* (Electrical Equipment)	1,986	77,355
Silgan Holdings, Inc. (Containers & Packaging)	450	23,031
Sonoco Products Co. (Containers & Packaging)	1,171	61,712
Spirit AeroSystems Holdings, Inc.—Class A (Aerospace & Defense)	1,414	82,507
Stericycle, Inc.* (Commercial Services & Supplies)	967	74,498
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	4,119	285,365
Teledyne Technologies, Inc.* (Aerospace & Defense)	423	52,029
Terex Corp. (Machinery)	1,237	39,003
Tetra Tech, Inc. (Commercial Services & Supplies)	663	28,608
Textron, Inc. (Aerospace & Defense)	3,152	153,061
The Advisory Board Co.* (Professional Services)	480	15,960
The Boeing Co. (Aerospace & Defense)	6,667	1,037,918
The Sherwin-Williams Co. (Chemicals)	921	247,510
The Timken Co. (Machinery)	804	31,919
The Toro Co. (Machinery)	1,274	71,280
The Valspar Corp. (Chemicals)	836	86,618
Total System Services, Inc. (IT Services)	1,927	94,481
TransDigm Group, Inc. (Aerospace & Defense)	588	146,388
Trimble Navigation, Ltd.* (Electronic Equipment, Instruments & Components)	2,895	87,284

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Industrials :: 275

Common Stocks, continued

	Shares	Value
Trinity Industries, Inc. (Machinery)	1,784	$49,524
Triumph Group, Inc. (Aerospace & Defense)	582	15,423
Union Pacific Corp. (Road & Rail)	9,557	990,869
United Parcel Service, Inc.—Class B (Air Freight & Logistics)	8,007	917,922
United Rentals, Inc.* (Trading Companies & Distributors)	958	101,146
United Technologies Corp. (Aerospace & Defense)	8,880	973,425
Universal Display Corp.* (Electronic Equipment, Instruments & Components)	528	29,726
USG Corp.* (Building Products)	1,071	30,930
Valmont Industries, Inc. (Construction & Engineering)	244	34,380
VeriFone Systems, Inc.* (Electronic Equipment, Instruments & Components)	1,292	22,907
Verisk Analytics, Inc.*—Class A (Professional Services)	1,822	147,892
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	1,540	24,948
Vulcan Materials Co. (Construction Materials)	1,523	190,603
W.W. Grainger, Inc. (Trading Companies & Distributors)	639	148,407
Wabtec Corp. (Machinery)	1,054	87,503
Waste Management, Inc. (Commercial Services & Supplies)	4,720	334,696
Watsco, Inc. (Trading Companies & Distributors)	280	41,474
WESCO International, Inc.* (Trading Companies & Distributors)	497	33,075
WestRock Co. (Containers & Packaging)	2,900	147,233
WEX, Inc.* (IT Services)	461	51,448
Woodward, Inc. (Machinery)	646	44,606
Xerox Corp. (Technology Hardware, Storage & Peripherals)	9,899	86,418
XPO Logistics, Inc.* (Air Freight & Logistics)	922	39,794
Xylem, Inc. (Machinery)	2,078	102,903
Zebra Technologies Corp.*—Class A (Electronic Equipment, Instruments & Components)	617	52,914
TOTAL COMMON STOCKS (Cost $25,150,004)		32,367,624
TOTAL INVESTMENT SECURITIES (Cost $25,150,004)—100.0%		32,367,624
Net other assets (liabilities)—NM		(6,773)
NET ASSETS—100.0%		$32,360,851

*                 Non-income producing security

ProFund VP Industrials invested in the following industries as of December 31, 2016:

	Value	% of Net Assets
Aerospace & Defense	$5,629,136	17.4%
Air Freight & Logistics	1,731,758	5.4%
Building Products	1,013,711	3.1%
Chemicals	334,128	1.0%
Commercial Services & Supplies	850,453	2.6%
Construction & Engineering	439,573	1.4%
Construction Materials	408,851	1.3%
Containers & Packaging	1,243,363	3.8%
Electrical Equipment	1,472,756	4.6%
Electronic Equipment, Instruments & Components	1,337,223	4.1%
Industrial Conglomerates	5,813,014	17.9%
Internet Software & Services	75,019	0.2%
IT Services	3,798,093	11.8%
Life Sciences Tools & Services	358,186	1.1%
Machinery	4,118,693	12.7%
Marine	41,762	0.1%
Multi-Utilities	64,761	0.2%
Paper & Forest Products	30,875	0.1%
Professional Services	515,528	1.6%
Road & Rail	2,160,934	6.7%
Technology Hardware, Storage & Peripherals	86,418	0.3%
Trading Companies & Distributors	773,045	2.4%
Transportation Infrastructure	70,344	0.2%
Other**	(6,773)	NM
Total	$32,360,851	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM         Not meaningful, amount is less than 0.05%.

See accompanying notes to financial statements.

276 :: ProFund VP Industrials :: Financial Statements

Statement of Assets and Liabilities
December 31, 2016

ASSETS:
Total Investment Securities, at cost	$25,150,004
Securities, at value	32,367,624
Total Investment Securities, at value	32,367,624
Dividends receivable	49,348
Receivable for capital shares issued	23,666
Receivable for investments sold	721,790
Prepaid expenses	56
TOTAL ASSETS	33,162,484
LIABILITIES:
Payable for capital shares redeemed	646,443
Cash overdraft	87,208
Advisory fees payable	26,658
Management services fees payable	3,554
Administration fees payable	976
Administrative services fees payable	10,264
Distribution fees payable	10,347
Trustee fees payable	10
Transfer agency fees payable	2,163
Fund accounting fees payable	1,107
Compliance services fees payable	132
Other accrued expenses	12,771
TOTAL LIABILITIES	801,633
NET ASSETS	$32,360,851
NET ASSETS CONSIST OF:
Capital	$27,453,714
Accumulated net investment income (loss)	65,725
Accumulated net realized gains (losses) on investments	(2,376,208)
Net unrealized appreciation (depreciation) on investments	7,217,620
NET ASSETS	$32,360,851
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	473,952
Net Asset Value (offering and redemption price per share)	$68.28

Statement of Operations
For the Year Ended December 31, 2016

INVESTMENT INCOME:
Dividends	$339,625
Interest	86
Foreign tax withholding	(27)
TOTAL INVESTMENT INCOME	339,684
EXPENSES:
Advisory fees	124,237
Management services fees	16,565
Administration fees	6,363
Transfer agency fees	9,202
Administrative services fees	45,293
Distribution fees	41,412
Custody fees	2,762
Fund accounting fees	8,829
Trustee fees	364
Compliance services fees	207
Other fees	17,113
Recoupment of prior expenses reduced by the Advisor	8,000
Total Gross Expenses before reductions	280,347
Expenses reduced and reimbursed by the Advisor	(2,056)
TOTAL NET EXPENSES	278,291
NET INVESTMENT INCOME (LOSS)	61,393
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	745,465
Change in net unrealized appreciation/depreciation on investments	674,310
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	1,419,775
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,481,168

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Industrials :: 277

Statements of Changes in Net Assets

	Year Ended December 31, 2016	Year Ended December 31, 2015
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$61,393	$35,259
Net realized gains (losses) on investments	745,465	2,627,432
Change in net unrealized appreciation/depreciation on investments	674,310	(3,519,505)
Change in net assets resulting from operations	1,481,168	(856,814)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(35,290)	(20,641)
Change in net assets resulting from distributions	(35,290)	(20,641)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	53,444,468	20,920,344
Distributions reinvested	35,290	20,641
Value of shares redeemed	(38,787,946)	(22,355,627)
Change in net assets resulting from capital transactions	14,691,812	(1,414,642)
Change in net assets	16,137,690	(2,292,097)
NET ASSETS:
Beginning of period	16,223,161	18,515,258
End of period	$32,360,851	$16,223,161
Accumulated net investment income (loss)	$65,725	$34,214
SHARE TRANSACTIONS:
Issued	826,166	344,958
Reinvested	543	341
Redeemed	(631,543)	(373,517)
Change in shares	195,166	(28,218)

See accompanying notes to financial statements.

278 :: ProFund VP Industrials :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012
Net Asset Value, Beginning of Period	$58.19	$60.31	$57.26	$41.66	$36.07
Investment Activities:
Net investment income (loss)(a)	0.23	0.13	0.06	0.11	0.23
Net realized and unrealized gains (losses) on investments	9.97	(2.19)	3.13	15.74	5.46
Total income (loss) from investment activities	10.20	(2.06)	3.19	15.85	5.69
Distributions to Shareholders From:
Net investment income	(0.11)	(0.06)	(0.14)	(0.25)	(0.10)
Net Asset Value, End of Period	$68.28	$58.19	$60.31	$57.26	$41.66
Total Return	17.55%	(3.42)%	5.58%	38.19%	15.80%
Ratios to Average Net Assets:
Gross expenses	1.69%	1.68%	1.77%	1.81%	1.94%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)	0.37%	0.22%	0.11%	0.22%	0.59%
Supplemental Data:
Net assets, end of period (000’s)	$32,361	$16,223	$18,515	$29,326	$13,765
Portfolio turnover rate(b)	203%	121%	54%	106%	141%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Management Discussion of Fund Performance :: ProFund VP Internet :: 279

ProFund VP Internet seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones Internet Composite Index (the “Index”). For the year ended December 31, 2016, the Fund had a total return of 5.53%. For the same period, the Index had a total return of 7.45%(1) and a volatility of 19.97%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities that, in combination, should have similar return characteristics as the return of the Index. The Index measures the performance of stocks in the U.S. equity markets that generate the majority of their revenues from the Internet. The Index is composed of two sub-groups: Internet Commerce, comprised of companies that derive the majority of their revenues from providing goods and/or services through an open network, such as a web site, and Internet Services, comprised of companies that derive the majority of their revenues from providing access to the Internet or providing services to people using the Internet.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Internet from December 31, 2006 to December 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/16

Fund	One Year	Five Year	Ten Year
ProFund VP Internet	5.53%	18.47%	12.22%
Dow Jones Internet Composite Index	7.45%	20.48%	14.12%
S&P 500	11.96%	14.66%	6.95%

Expense Ratios**

Fund	Gross	Net
ProFund VP Internet	1.68%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 2, 2016. Contractual fee waivers are in effect through April 30, 2017. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Alphabet, Inc.	10.1%
Facebook, Inc.	9.9%
Amazon.com, Inc.	9.9%
Netflix, Inc.	5.1%
PayPal Holdings, Inc.	4.7%

Dow Jones Internet Composite Index — Composition

% of Index
Internet Software & Services	50%
Internet & Direct Marketing Retail	20%
Software	9%
Communications Equipment	6%
Capital Markets	5%
I.T. Services	5%
Health Care Technology	3%
Diversified Telecommunication Services	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)         The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

280 :: ProFund VP Internet :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2016

Common Stocks (99.9%)

	Shares	Value
2U, Inc.* (Internet Software & Services)	3,869	$116,650
8x8, Inc.* (Software)	8,848	126,526
Akamai Technologies, Inc.* (Internet Software & Services)	4,899	326,665
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	13,902	141,939
Alphabet, Inc.*—Class A (Internet Software & Services)	800	633,959
Alphabet, Inc.*—Class C (Internet Software & Services)	802	619,000
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	1,627	1,220,039
Arista Networks, Inc.* (Communications Equipment)	2,093	202,540
Blucora, Inc.* (Internet Software & Services)	5,850	86,288
Box, Inc.*—Class A (Internet Software & Services)	7,517	104,186
Citrix Systems, Inc.* (Software)	3,951	352,864
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	3,498	144,642
Cornerstone OnDemand, Inc.* (Internet Software & Services)	3,906	165,263
E*TRADE Financial Corp.* (Capital Markets)	8,466	293,347
EarthLink Holdings Corp. (Internet Software & Services)	15,568	87,804
eBay, Inc.* (Internet Software & Services)	17,101	507,729
Ebix, Inc. (Software)	2,095	119,520
Endurance International Group Holdings, Inc.* (Internet Software & Services)	10,273	95,539
Expedia, Inc. (Internet & Direct Marketing Retail)	2,942	333,270
Facebook, Inc.*—Class A (Internet Software & Services)	10,651	1,225,397
GoDaddy, Inc.*—Class A (Internet Software & Services)	3,973	138,856
Groupon, Inc.* (Internet & Direct Marketing Retail)	34,256	113,730
IAC/InterActiveCorp* (Internet Software & Services)	3,314	214,714
j2 Global, Inc. (Internet Software & Services)	2,531	207,036
Juniper Networks, Inc. (Communications Equipment)	11,239	317,613
LogMeIn, Inc. (Internet Software & Services)	1,679	162,107
Netflix, Inc.* (Internet & Direct Marketing Retail)	5,103	631,751
NETGEAR, Inc.* (Communications Equipment)	2,602	141,419
Pandora Media, Inc.* (Internet Software & Services)	13,257	172,871
PayPal Holdings, Inc.* (IT Services)	14,865	586,722
Salesforce.com, Inc.* (Software)	8,287	567,328
Sonus Networks, Inc.* (Communications Equipment)	10,355	65,237
TD Ameritrade Holding Corp. (Capital Markets)	7,231	315,272
TripAdvisor, Inc.* (Internet & Direct Marketing Retail)	4,906	227,491
TrueCar, Inc.* (Internet Software & Services)	7,465	93,313
Twitter, Inc.* (Internet Software & Services)	16,762	273,221
Veeva Systems, Inc.*—Class A (Health Care Technology)	4,915	200,041
VeriSign, Inc.* (Internet Software & Services)	3,305	251,411
Vonage Holdings Corp.* (Diversified Telecommunication Services)	18,279	125,211
Web.com Group, Inc.* (Internet Software & Services)	6,108	129,184
Yahoo!, Inc.* (Internet Software & Services)	13,139	508,085
TOTAL COMMON STOCKS (Cost $5,718,806)		12,345,780
TOTAL INVESTMENT SECURITIES (Cost $5,718,806)—99.9%		12,345,780
Net other assets (liabilities)—0.1%		10,592
NET ASSETS—100.0%		$12,356,372

*                 Non-income producing security

ProFund VP Internet invested in the following industries as of December 31, 2016:

	Value	% of Net Assets
Capital Markets	$608,619	4.9%
Communications Equipment	726,809	5.9%
Diversified Telecommunication Services	269,853	2.2%
Health Care Technology	341,980	2.8%
Internet & Direct Marketing Retail	2,526,281	20.4%
Internet Software & Services	6,119,278	49.6%
IT Services	586,722	4.7%
Software	1,166,238	9.4%
Other**	10,592	0.1%
Total	$12,356,372	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Internet :: 281

Statement of Assets and Liabilities
December 31, 2016

ASSETS:
Total Investment Securities, at cost	$5,718,806
Securities, at value	12,345,780
Total Investment Securities, at value	12,345,780
Dividends receivable	838
Receivable for investments sold	178,525
Prepaid expenses	63
TOTAL ASSETS	12,525,206
LIABILITIES:
Payable for investments purchased	14,971
Payable for capital shares redeemed	61,721
Cash overdraft	55,934
Advisory fees payable	12,570
Management services fees payable	1,676
Administration fees payable	428
Administrative services fees payable	5,317
Distribution fees payable	5,424
Trustee fees payable	5
Transfer agency fees payable	1,267
Fund accounting fees payable	486
Compliance services fees payable	72
Other accrued expenses	8,963
TOTAL LIABILITIES	168,834
NET ASSETS	$12,356,372
NET ASSETS CONSIST OF:
Capital	$7,250,430
Accumulated net investment income (loss)	1,968
Accumulated net realized gains (losses) on investments	(1,523,000)
Net unrealized appreciation (depreciation) on investments	6,626,974
NET ASSETS	$12,356,372
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	150,957
Net Asset Value (offering and redemption price per share)	$81.85

Statement of Operations
For the Year Ended December 31, 2016

INVESTMENT INCOME:
Dividends	$21,021
Interest	116
TOTAL INVESTMENT INCOME	21,137
EXPENSES:
Advisory fees	97,197
Management services fees	12,959
Administration fees	5,099
Transfer agency fees	7,360
Administrative services fees	36,176
Distribution fees	32,399
Custody fees	2,094
Fund accounting fees	6,202
Trustee fees	348
Compliance services fees	117
Other fees	11,019
Recoupment of prior expenses reduced by the Advisor	6,750
TOTAL NET EXPENSES	217,720
NET INVESTMENT INCOME (LOSS)	(196,583)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	135,816
Change in net unrealized appreciation/depreciation on investments	(376,638)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(240,822)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(437,405)

See accompanying notes to financial statements.

282 :: ProFund VP Internet :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2016	Year Ended December 31, 2015
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$(196,583)	$(201,984)
Net realized gains (losses) on investments	135,816	102,993
Change in net unrealized appreciation/depreciation on investments	(376,638)	2,183,809
Change in net assets resulting from operations	(437,405)	2,084,818
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	(838,202)	(1,108,387)
Change in net assets resulting from distributions	(838,202)	(1,108,387)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	18,609,329	34,254,599
Distributions reinvested	838,202	1,108,387
Value of shares redeemed	(26,375,462)	(23,798,124)
Change in net assets resulting from capital transactions	(6,927,931)	11,564,862
Change in net assets	(8,203,538)	12,541,293
NET ASSETS:
Beginning of period	20,559,910	8,018,617
End of period	$12,356,372	$20,559,910
Accumulated net investment income (loss)	$1,968	$1,968
SHARE TRANSACTIONS:
Issued	233,600	430,332
Reinvested	10,127	14,980
Redeemed	(342,056)	(299,517)
Change in shares	(98,329)	145,795

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Internet :: 283

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012
Net Asset Value, Beginning of Period	$82.48	$77.48	$80.58	$59.70	$54.92
Investment Activities:
Net investment income (loss)(a)	(1.20)	(1.14)	(1.12)	(0.97)	(0.76)
Net realized and unrealized gains (losses) on investments	5.80 (b)	15.81	1.76	29.14	11.09
Total income (loss) from investment activities	4.60	14.67	0.64	28.17	10.33
Distributions to Shareholders From:
Net realized gains on investments	(5.23)	(9.67)	(3.74)	(7.29)	(5.55)
Net Asset Value, End of Period	$81.85	$82.48	$77.48	$80.58	$59.70
Total Return	5.53%	20.35%	1.12%	51.71%	19.76%
Ratios to Average Net Assets:
Gross expenses	1.68%	1.68%	1.74%	1.76%	1.93%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)	(1.52)%	(1.44)%	(1.44)%	(1.42)%	(1.33)%
Supplemental Data:
Net assets, end of period (000’s)	$12,356	$20,560	$8,019	$14,667	$6,726
Portfolio turnover rate(c)	113%	157%	170%	194%	189%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

284 :: ProFund VP Oil & Gas :: Management Discussion of Fund Performance

ProFund VP Oil & Gas seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Oil & Gas Index (the “Index”). For the year ended December 31, 2016, the Fund had a total return of 24.18%. For the same period, the Index had a total return of 26.26%(1) and a volatility of 24.65%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar return characteristics as the return of the Index. The Index measures the performance of the oil and gas sector of the U.S. equity market. Component companies include exploration and production, integrated oil and gas, oil equipment and services, pipelines, renewable energy equipment companies and alternative fuel producers.

During the year ended December 31, 2016, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Oil & Gas from December 31, 2006 to December 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/16

Fund	One Year	Five Year	Ten Year
ProFund VP Oil & Gas	24.18%	1.61%	2.32%
Dow Jones U.S. Oil & Gas Index	26.26%	3.36%	4.09%
S&P 500	11.96%	14.66%	6.95%

Expense Ratios**

Fund	Gross	Net
ProFund VP Oil & Gas	1.69%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 2, 2016. Contractual fee waivers are in effect through April 30, 2017. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	101%
Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	23.6%
Chevron Corp.	14.0%
Schlumberger, Ltd.	7.4%
ConocoPhillips	3.9%
EOG Resources, Inc.	3.7%

Dow Jones U.S. Oil & Gas Index — Composition

% of Index
Oil, Gas & Consumable Fuels	83%
Energy Equipment & Services	17%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)         The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Oil & Gas :: 285

Schedule of Portfolio Investments :: December 31, 2016

Common Stocks (100.8%)

	Shares	Value
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	19,426	$1,354,575
Antero Resources Corp.* (Oil, Gas & Consumable Fuels)	5,020	118,723
Apache Corp. (Oil, Gas & Consumable Fuels)	13,189	837,106
Baker Hughes, Inc. (Energy Equipment & Services)	14,694	954,669
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	16,167	377,661
Carrizo Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	2,127	79,443
Cheniere Energy, Inc.* (Oil, Gas & Consumable Fuels)	8,168	338,400
Chesapeake Energy Corp.* (Oil, Gas & Consumable Fuels)	25,908	181,874
Chevron Corp. (Oil, Gas & Consumable Fuels)	65,613	7,722,650
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	3,301	448,606
Concho Resources, Inc.* (Oil, Gas & Consumable Fuels)	5,077	673,210
ConocoPhillips (Oil, Gas & Consumable Fuels)	43,065	2,159,279
Continental Resources, Inc.* (Oil, Gas & Consumable Fuels)	2,995	154,362
Core Laboratories N.V. (Energy Equipment & Services)	1,533	184,021
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	18,199	831,148
Diamond Offshore Drilling, Inc.* (Energy Equipment & Services)	2,241	39,666
Diamondback Energy, Inc.* (Oil, Gas & Consumable Fuels)	3,078	311,063
Dril-Quip, Inc.* (Energy Equipment & Services)	1,306	78,425
Energen Corp.* (Oil, Gas & Consumable Fuels)	3,374	194,579
Ensco PLCADR—Class A (Energy Equipment & Services)	10,535	102,400
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	20,035	2,025,539
EQT Corp. (Oil, Gas & Consumable Fuels)	6,004	392,662
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	144,127	13,008,904
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	2,710	86,964
FMC Technologies, Inc.* (Energy Equipment & Services)	7,845	278,733
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	5,368	116,164
Halliburton Co. (Energy Equipment & Services)	30,045	1,625,134
Helmerich & Payne, Inc. (Energy Equipment & Services)	3,761	291,101
Hess Corp. (Oil, Gas & Consumable Fuels)	9,268	577,304
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	6,111	200,196
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	66,729	1,381,958
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	29,447	509,728
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	18,346	923,721
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	5,626	175,137
Nabors Industries, Ltd. (Energy Equipment & Services)	9,850	161,540
National Oilwell Varco, Inc. (Energy Equipment & Services)	13,127	491,475
Newfield Exploration Co.* (Oil, Gas & Consumable Fuels)	6,856	277,668
Noble Corp. PLC (Energy Equipment & Services)	8,454	50,048
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	14,899	567,056
Oasis Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	8,215	124,375
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	26,561	1,891,940
Oceaneering International, Inc. (Energy Equipment & Services)	3,408	96,140
OGE Energy Corp. (Electric Utilities)	6,941	232,176
Oil States International, Inc.* (Energy Equipment & Services)	1,786	69,654
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	7,318	420,126
Parsley Energy, Inc.*—Class A (Oil, Gas & Consumable Fuels)	5,368	189,168
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	5,148	138,584
PBF Energy, Inc. (Oil, Gas & Consumable Fuels)	3,788	105,609
Phillips 66 (Oil, Gas & Consumable Fuels)	15,388	1,329,677
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	5,899	1,062,233
QEP Resources, Inc.* (Oil, Gas & Consumable Fuels)	8,327	153,300
Range Resources Corp. (Oil, Gas & Consumable Fuels)	6,529	224,336
Rice Energy, Inc.* (Oil, Gas & Consumable Fuels)	5,563	118,770
Rowan Cos. PLC*—Class A (Energy Equipment & Services)	4,360	82,360
Schlumberger, Ltd. (Energy Equipment & Services)	48,358	4,059,654
SemGroup Corp.—Class A (Oil, Gas & Consumable Fuels)	1,838	76,737
SM Energy Co. (Oil, Gas & Consumable Fuels)	3,349	115,474
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	17,059	184,578
Spectra Energy Corp. (Oil, Gas & Consumable Fuels)	24,382	1,001,856
Superior Energy Services, Inc. (Energy Equipment & Services)	5,275	89,042
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	6,286	352,456
Tesoro Corp. (Oil, Gas & Consumable Fuels)	4,063	355,309
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	23,749	739,544
Transocean, Ltd.* (Energy Equipment & Services)	13,531	199,447
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	2,492	141,247
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	15,732	1,074,810

See accompanying notes to financial statements.

286 :: ProFund VP Oil & Gas :: Financial Statements

Common Stocks, continued

	Shares	Value
Weatherford International PLC* (Energy Equipment & Services)	34,096	$170,139
Western Refining, Inc. (Oil, Gas & Consumable Fuels)	2,752	104,163
Whiting Petroleum Corp.* (Oil, Gas & Consumable Fuels)	9,884	118,806
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	2,450	112,480
WPX Energy, Inc.* (Oil, Gas & Consumable Fuels)	11,973	174,447
TOTAL COMMON STOCKS (Cost $25,939,030)		55,591,529

Repurchase Agreements(a) (1.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.23%—0.44%, dated 12/30/16, due 1/3/17, total to be received $559,017	$559,000	$559,000
TOTAL REPURCHASE AGREEMENTS (Cost $559,000)		559,000
TOTAL INVESTMENT SECURITIES (Cost $26,498,030)—101.8%		56,150,529
Net other assets (liabilities)—(1.8)%		(1,016,043)
NET ASSETS—100.0%		$55,134,486

*                 Non-income producing security

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR    American Depositary Receipt

ProFund VP Oil & Gas invested in the following industries as of December 31, 2016:

	Value	% of Net Assets
Electric Utilities	$232,176	0.4%
Energy Equipment & Services	9,303,479	16.9%
Oil, Gas & Consumable Fuels	45,968,910	83.3%
Semiconductors & Semiconductor Equipment	86,964	0.2%
Other**	(457,043)	(0.8)%
Total	$55,134,486	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Oil & Gas :: 287

Statement of Assets and Liabilities
December 31, 2016

ASSETS:
Total Investment Securities, at cost	$26,498,030
Securities, at value	55,591,529
Repurchase agreements, at value	559,000
Total Investment Securities, at value	56,150,529
Cash	152
Dividends and interest receivable	43,717
Receivable for capital shares issued	985
Prepaid expenses	221
TOTAL ASSETS	56,195,604
LIABILITIES:
Payable for capital shares redeemed	893,565
Advisory fees payable	41,279
Management services fees payable	5,504
Administration fees payable	1,748
Administrative services fees payable	24,489
Distribution fees payable	24,553
Trustee fees payable	18
Transfer agency fees payable	4,877
Fund accounting fees payable	1,984
Compliance services fees payable	272
Other accrued expenses	62,829
TOTAL LIABILITIES	1,061,118
NET ASSETS	$55,134,486
NET ASSETS CONSIST OF:
Capital	$35,435,527
Accumulated net investment income (loss)	517,223
Accumulated net realized gains (losses) on investments	(10,470,763)
Net unrealized appreciation (depreciation) on investments	29,652,499
NET ASSETS	$55,134,486
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,427,368
Net Asset Value (offering and redemption price per share)	$38.63

Statement of Operations
For the Year Ended December 31, 2016

INVESTMENT INCOME:
Dividends	$1,310,088
Interest	525
Foreign tax withholding	(480)
TOTAL INVESTMENT INCOME	1,310,133
EXPENSES:
Advisory fees	357,223
Management services fees	47,629
Administration fees	18,621
Transfer agency fees	26,995
Administrative services fees	125,817
Distribution fees	119,074
Custody fees	8,399
Fund accounting fees	22,183
Trustee fees	1,120
Compliance services fees	455
Other fees	82,517
Total Gross Expenses before reductions	810,033
Expenses reduced and reimbursed by the Advisor	(9,854)
TOTAL NET EXPENSES	800,179
NET INVESTMENT INCOME (LOSS)	509,954
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(2,220,918)
Net realized gains (losses) on swap agreements	(22,698)
Change in net unrealized appreciation/depreciation on investments	11,936,073
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	9,692,457
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$10,202,411

See accompanying notes to financial statements.

288 :: ProFund VP Oil & Gas :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2016	Year Ended December 31, 2015
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$509,954	$646,361
Net realized gains (losses) on investments	(2,243,616)	(2,545,530)
Change in net unrealized appreciation/depreciation on investments	11,936,073	(10,902,738)
Change in net assets resulting from operations	10,202,411	(12,801,907)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(645,267)	(347,063)
Net realized gains on investments	—	(4,389,559)
Change in net assets resulting from distributions	(645,267)	(4,736,622)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	41,346,023	31,587,769
Distributions reinvested	645,267	4,736,622
Value of shares redeemed	(36,713,791)	(32,846,179)
Change in net assets resulting from capital transactions	5,277,499	3,478,212
Change in net assets	14,834,643	(14,060,317)
NET ASSETS:
Beginning of period	40,299,843	54,360,160
End of period	$55,134,486	$40,299,843
Accumulated net investment income (loss)	$517,223	$652,827
SHARE TRANSACTIONS:
Issued	1,203,122	809,444
Reinvested	17,914	110,514
Redeemed	(1,072,066)	(861,691)
Change in shares	148,970	58,267

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Oil & Gas :: 289

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012
Net Asset Value, Beginning of Period	$31.52	$44.55	$53.48	$45.02	$47.47
Investment Activities:
Net investment income (loss)(a)	0.37	0.50	0.31	0.21	0.18
Net realized and unrealized gains (losses) on investments	7.22	(9.97)	(5.51)	10.34	1.12
Total income (loss) from investment activities	7.59	(9.47)	(5.20)	10.55	1.30
Distributions to Shareholders From:
Net investment income	(0.48)	(0.26)	(0.22)	(0.21)	(0.05)
Net realized gains on investments	—	(3.30)	(3.51)	(1.88)	(3.70)
Total distributions	(0.48)	(3.56)	(3.73)	(2.09)	(3.75)
Net Asset Value, End of Period	$38.63	$31.52	$44.55	$53.48	$45.02
Total Return	24.18%	(23.37)%	(10.87)%	24.07%	2.90%
Ratios to Average Net Assets:
Gross expenses	1.70%	1.70%	1.77%	1.76%	1.86%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)	1.07%	1.28%	0.59%	0.43%	0.39%
Supplemental Data:
Net assets, end of period (000’s)	$55,134	$40,300	$54,360	$58,888	$57,560
Portfolio turnover rate(b)	50%	32%	44%	19%	68%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

290 :: ProFund VP Pharmaceuticals :: Management Discussion of Fund Performance

ProFund VP Pharmaceuticals seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Pharmaceuticals Index (the “Index”). For the year ended December 31, 2016, the Fund had a total return of -3.73%. For the same period, the Index had a total return of -2.18%(1) and a volatility of 14.84%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar return characteristics as the return of the Index. The Index measures the performance of the pharmaceuticals sector of the U.S. equity market. Component companies include the makers of prescription and over-the-counter drugs, such as birth control pills, vaccines, aspirin and cold remedies.

During the year ended December 31, 2016, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Pharmaceuticals from December 31, 2006 to December 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/16

Fund	One Year	Five Year	Ten Year
ProFund VP Pharmaceuticals	-3.73%	12.06%	7.10%
Dow Jones U.S. Pharmaceuticals Index	-2.18%	13.98%	9.03%
S&P 500	11.96%	14.66%	6.95%

Expense Ratios**

Fund	Gross	Net
ProFund VP Pharmaceuticals	1.71%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 2, 2016. Contractual fee waivers are in effect through April 30, 2017. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	64%
Swap Agreements	36%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Johnson & Johnson	19.7%
Pfizer, Inc.	12.4%
Merck & Co., Inc.	10.2%
Bristol-Myers Squibb Co.	6.1%
Allergan PLC	5.0%

Dow Jones U.S. Pharmaceuticals Index — Composition

% of Index
Pharmaceuticals	100%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index of calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)         The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Pharmaceuticals :: 291

Schedule of Portfolio Investments :: December 31, 2016

Common Stocks (63.7%)

	Shares	Value
Akorn, Inc.* (Pharmaceuticals)	1,070	$23,358
Allergan PLC* (Pharmaceuticals)	4,693	985,577
Bristol-Myers Squibb Co. (Pharmaceuticals)	20,898	1,221,279
Catalent, Inc.* (Pharmaceuticals)	1,584	42,705
Eli Lilly & Co. (Pharmaceuticals)	12,141	892,971
Endo International PLC* (Pharmaceuticals)	2,448	40,319
Horizon Pharma PLC* (Pharmaceuticals)	2,010	32,522
Impax Laboratories, Inc.* (Pharmaceuticals)	946	12,535
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	742	80,900
Johnson & Johnson (Pharmaceuticals)	34,065	3,924,628
Mallinckrodt PLC* (Pharmaceuticals)	1,358	67,656
Merck & Co., Inc. (Pharmaceuticals)	34,493	2,030,603
Mylan N.V.* (Pharmaceuticals)	5,788	220,812
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	444	14,341
Perrigo Co. PLC (Pharmaceuticals)	1,805	150,230
Pfizer, Inc. (Pharmaceuticals)	75,968	2,467,440
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	679	35,376
TESARO, Inc.* (Biotechnology)	456	61,323
The Medicines Co.* (Pharmaceuticals)	860	29,188
Zoetis, Inc. (Pharmaceuticals)	6,156	329,531
TOTAL COMMON STOCKS (Cost $6,820,662)		12,663,294

Repurchase Agreements(a) (0.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.23%—0.44%, dated 12/30/16, due 1/3/17, total to be received $27,001	$27,000	$27,000
TOTAL REPURCHASE AGREEMENTS (Cost $27,000)		27,000
TOTAL INVESTMENT SECURITIES (Cost $6,847,662)—63.8%		12,690,294
Net other assets (liabilities)—36.2%		7,187,793
NET ASSETS—100.0%		$19,878,087

*                      Non-income producing security

(a)              The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Pharmaceuticals Index	Goldman Sachs International	1/23/17	1.02%	$7,249,130	$(870)

^                  Reflects the floating financing rate, as of December 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

ProFund VP Pharmaceuticals invested in the following industries as of December 31, 2016:

	Value	% of Net Assets
Biotechnology	$61,323	0.3%
Pharmaceuticals	12,601,971	63.4%
Other**	7,214,793	36.3%
Total	$19,878,087	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

292 :: ProFund VP Pharmaceuticals :: Financial Statements

Statement of Assets and Liabilities
December 31, 2016

ASSETS:
Total Investment Securities, at cost	$6,847,662
Securities, at value	12,663,294
Repurchase agreements, at value	27,000
Total Investment Securities, at value	12,690,294
Cash	706
Dividends and interest receivable	26,075
Receivable for capital shares issued	4,313
Receivable for investments sold	7,275,228
Prepaid expenses	131
TOTAL ASSETS	19,996,747
LIABILITIES:
Payable for capital shares redeemed	42,095
Unrealized loss on swap agreements	870
Advisory fees payable	21,648
Management services fees payable	2,886
Administration fees payable	639
Administrative services fees payable	11,133
Distribution fees payable	11,058
Trustee fees payable	7
Transfer agency fees payable	1,983
Fund accounting fees payable	725
Compliance services fees payable	111
Other accrued expenses	25,505
TOTAL LIABILITIES	118,660
NET ASSETS	$19,878,087
NET ASSETS CONSIST OF:
Capital	$17,574,941
Accumulated net investment income (loss)	184,347
Accumulated net realized gains (losses) on investments	(3,722,963)
Net unrealized appreciation (depreciation) on investments	5,841,762
NET ASSETS	$19,878,087
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	561,242
Net Asset Value (offering and redemption price per share)	$35.42

Statement of Operations
For the Year Ended December 31, 2016

INVESTMENT INCOME:
Dividends	$589,717
Interest	836
TOTAL INVESTMENT INCOME	590,553
EXPENSES:
Advisory fees	181,342
Management services fees	24,179
Administration fees	9,598
Transfer agency fees	13,889
Administrative services fees	64,318
Distribution fees	60,447
Custody fees	4,181
Fund accounting fees	11,300
Trustee fees	633
Compliance services fees	182
Other fees	34,059
Recoupment of prior expenses reduced by the Advisor	10,000
Total Gross Expenses before reductions	414,128
Expenses reduced and reimbursed by the Advisor	(7,922)
TOTAL NET EXPENSES	406,206
NET INVESTMENT INCOME (LOSS)	184,347
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(49,542)
Net realized gains (losses) on swap agreements	10,145
Change in net unrealized appreciation/depreciation on investments	(1,453,813)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(1,493,210)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,308,863)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Pharmaceuticals :: 293

Statements of Changes in Net Assets

	Year Ended December 31, 2016	Year Ended December 31, 2015
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$184,347	$219,393
Net realized gains (losses) on investments	(39,397)	1,319,330
Change in net unrealized appreciation/depreciation on investments	(1,453,813)	(611,642)
Change in net assets resulting from operations	(1,308,863)	927,081
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(219,393)	(191,145)
Net realized gains on investments	(1,335,279)	(966,345)
Change in net assets resulting from distributions	(1,554,672)	(1,157,490)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	15,493,485	40,177,349
Distributions reinvested	1,554,672	1,157,490
Value of shares redeemed	(25,016,483)	(43,305,595)
Change in net assets resulting from capital transactions	(7,968,326)	(1,970,756)
Change in net assets	(10,831,861)	(2,201,165)
NET ASSETS:
Beginning of period	30,709,948	32,911,113
End of period	$19,878,087	$30,709,948
Accumulated net investment income (loss)	$184,347	$219,393
SHARE TRANSACTIONS:
Issued	408,267	990,887
Reinvested	41,647	29,127
Redeemed	(666,807)	(1,088,221)
Change in shares	(216,893)	(68,207)

See accompanying notes to financial statements.

294 :: ProFund VP Pharmaceuticals :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012
Net Asset Value, Beginning of Period	$39.47	$38.89	$34.19	$27.62	$25.05
Investment Activities:
Net investment income (loss)(a)	0.29	0.24	0.28	0.35	0.48
Net realized and unrealized gains (losses) on investments	(1.63)	1.50	6.16	8.16	2.46
Total income (loss) from investment activities	(1.34)	1.74	6.44	8.51	2.94
Distributions to Shareholders From:
Net investment income	(0.38)	(0.19)	(0.29)	(0.52)	(0.37)
Net realized gains on investments	(2.33)	(0.97)	(1.45)	(1.42)	—
Total distributions	(2.71)	(1.16)	(1.74)	(1.94)	(0.37)
Net Asset Value, End of Period	$35.42	$39.47	$38.89	$34.19	$27.62
Total Return	(3.73)%	4.44%	19.36%	31.63%	11.86%
Ratios to Average Net Assets:
Gross expenses	1.71%	1.72%	1.71%	1.74%	1.85%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)	0.76%	0.59%	0.75%	1.12%	1.83%
Supplemental Data:
Net assets, end of period (000’s)	$19,878	$30,710	$32,911	$19,839	$13,341
Portfolio turnover rate(b)	247%	254%	256%	275%	351%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Management Discussion of Fund Performance :: ProFund VP Precious Metals :: 295

ProFund VP Precious Metals seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones Precious Metals Index (the “Index”). For the year ended December 31, 2016, the Fund had a total return of 55.81%. For the same period, the Index had a return of 59.83%(1) and a volatility of 47.58%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar return characteristics as the return of the Index. The Index measures the performance of the precious metals mining sector. Component companies include leading miners and producers of gold, silver and platinum-group metals whose securities are available to U.S. investors during U.S. trading hours.

During the year ended December 31, 2016, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Precious Metals from December 31, 2006 to December 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/16

Fund	One Year	Five Year	Ten Year
ProFund VP Precious Metals	55.81%	-15.83%	-6.32%
Dow Jones Precious Metals Index	59.83%	-13.81%	-4.14%
S&P 500	11.96%	14.66%	6.95%

Expense Ratios**

Fund	Gross	Net
ProFund VP Precious Metals	1.74%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 2, 2016. Contractual fee waivers are in effect through April 30, 2017. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Precious Metals primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Dow Jones Precious Metals Index — Composition

% of Index
Gold	86%
Silver	12%
Precious Metals & Minerals	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)         The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

296 :: ProFund VP Precious Metals :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2016

Repurchase Agreements(a)(b) (95.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.23%—0.44%, dated 12/30/16, due 1/3/17, total to be received $27,175,817	$27,175,000	$27,175,000
TOTAL REPURCHASE AGREEMENTS (Cost $27,175,000)		27,175,000
TOTAL INVESTMENT SECURITIES (Cost $27,175,000)—95.2%		27,175,000
Net other assets (liabilities)—4.8%		1,384,903
NET ASSETS—100.0%		$28,559,903

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2016, the aggregate amount held in a segregated account was $5,025,000.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones Precious Metals Index	Goldman Sachs International	1/23/17	1.22%	$11,927,810	$639,228
Dow Jones Precious Metals Index	UBS AG	1/23/17	1.47%	16,594,381	(611,678)
				$28,522,191	$27,550

^                  Reflects the floating financing rate, as of December 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Precious Metals :: 297

Statement of Assets and Liabilities
December 31, 2016

ASSETS:
Total Investment Securities, at cost	$27,175,000
Repurchase agreements, at value	27,175,000
Total Investment Securities, at value	27,175,000
Cash	720
Interest receivable	408
Unrealized gain on swap agreements	639,228
Receivable for capital shares issued	1,518,135
Prepaid expenses	168
TOTAL ASSETS	29,333,659
LIABILITIES:
Payable for capital shares redeemed	64,722
Unrealized loss on swap agreements	611,678
Advisory fees payable	22,520
Management services fees payable	3,003
Administration fees payable	858
Administrative services fees payable	14,245
Distribution fees payable	14,142
Trustee fees payable	9
Transfer agency fees payable	2,800
Fund accounting fees payable	973
Compliance services fees payable	180
Other accrued expenses	38,626
TOTAL LIABILITIES	773,756
NET ASSETS	$28,559,903
NET ASSETS CONSIST OF:
Capital	$96,866,767
Accumulated net realized gains (losses) on investments	(68,334,414)
Net unrealized appreciation (depreciation) on investments	27,550
NET ASSETS	$28,559,903
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,522,471
Net Asset Value (offering and redemption price per share)	$18.76

Statement of Operations
For the Year Ended December 31, 2016

INVESTMENT INCOME:
Interest	$97,719
EXPENSES:
Advisory fees	273,808
Management services fees	36,507
Administration fees	14,623
Transfer agency fees	21,184
Administrative services fees	102,351
Distribution fees	91,270
Custody fees	6,013
Fund accounting fees	16,983
Trustee fees	841
Compliance services fees	350
Other fees	57,504
Total Gross Expenses before reductions	621,434
Expenses reduced and reimbursed by the Advisor	(8,104)
TOTAL NET EXPENSES	613,330
NET INVESTMENT INCOME (LOSS)	(515,611)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on swap agreements	10,658,801
Change in net unrealized appreciation/depreciation on investments	383,949
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	11,042,750
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$10,527,139

See accompanying notes to financial statements.

298 :: ProFund VP Precious Metals :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2016	Year Ended December 31, 2015
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$(515,611)	$(359,323)
Net realized gains (losses) on investments	10,658,801	(5,756,210)
Change in net unrealized appreciation/depreciation on investments	383,949	(1,543,855)
Change in net assets resulting from operations	10,527,139	(7,659,388)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	145,715,374	73,510,506
Value of shares redeemed	(145,198,021)	(73,547,363)
Change in net assets resulting from capital transactions	517,353	(36,857)
Change in net assets	11,044,492	(7,696,245)
NET ASSETS:
Beginning of period	17,515,411	25,211,656
End of period	$28,559,903	$17,515,411
SHARE TRANSACTIONS:
Issued	7,029,463	4,756,554
Redeemed	(6,962,142)	(4,707,163)
Change in shares	67,321	49,391

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Precious Metals :: 299

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012
Net Asset Value, Beginning of Period	$12.04	$17.93	$23.55	$37.95	$44.41
Investment Activities:
Net investment income (loss)(a)	(0.30)	(0.26)	(0.40)	(0.46)	(0.65)
Net realized and unrealized gains (losses) on investments	7.02	(5.63)	(5.22)	(13.94)	(5.81)
Total income (loss) from investment activities	6.72	(5.89)	(5.62)	(14.40)	(6.46)
Net Asset Value, End of Period	$18.76	$12.04	$17.93	$23.55	$37.95
Total Return	55.81%	(32.85)%	(23.86)%	(37.94)%	(14.55)%
Ratios to Average Net Assets:
Gross expenses	1.70%	1.76%	1.77%	1.72%	1.83%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)	(1.41)%	(1.64)%	(1.66)%	(1.65)%	(1.57)%
Supplemental Data:
Net assets, end of period (000’s)	$28,560	$17,515	$25,212	$38,866	$75,466
Portfolio turnover rate(b)	—	—	—	—	—

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

300 :: ProFund VP Real Estate :: Management Discussion of Fund Performance

ProFund VP Real Estate seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Real Estate Index (the “Index”). For the year ended December 31, 2016, the Fund had a total return of 5.72%. For the same period, the Index had a total return of 7.56%(1) and a volatility of 16.41%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities that, in combination, should have similar return characteristics as the return of the Index. The Index measures the performance of the real estate sector of the U.S. equity market. Component companies include real estate holding and development and real estate service companies; and real estate investment trusts (“REITs”) that invest in industrial, office and retail properties. REITs are passive investment vehicles that invest primarily in income-producing real estate or related loans or interests.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Real Estate from December 31, 2006 to December 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/16

Fund	One Year	Five Year	Ten Year
ProFund VP Real Estate	5.72%	9.23%	2.07%
Dow Jones U.S. Real Estate Index	7.56%	11.09%	3.87%
S&P 500	11.96%	14.66%	6.95%

Expense Ratios**

Fund	Gross	Net
ProFund VP Real Estate	1.68%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 2, 2016. Contractual fee waivers are in effect through April 30, 2017. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Simon Property Group, Inc.	6.0%
American Tower Corp.	4.8%
Public Storage	3.6%
Crown Castle International Corp.	3.3%
Prologis, Inc.	3.0%

Dow Jones U.S. Real Estate Index — Composition

% of Index
Equity Real Estate Investment Trusts (REITs)	92%
Mortgage Real Estate Investment Trusts (REITs)	5%
Real Estate Management & Development	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)         The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Real Estate :: 301

Schedule of Portfolio Investments :: December 31, 2016

Common Stocks (99.9%)

	Shares	Value
Acadia Realty Trust (Equity Real Estate Investment Trusts)	1,143	$37,353
AGNC Investment Corp. (Mortgage Real Estate Investment Trusts)	4,681	84,867
Alexander & Baldwin, Inc. (Real Estate Management & Development)	651	29,210
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	1,123	124,799
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	1,868	92,970
American Homes 4 Rent — Class A (Equity Real Estate Investment Trusts)	3,060	64,199
American Tower Corp. (Equity Real Estate Investment Trusts)	6,019	636,088
Annaly Capital Management, Inc. (Mortgage Real Estate Investment Trusts)	14,407	143,637
Apartment Investment & Management Co.— Class A (Equity Real Estate Investment Trusts)	2,218	100,808
Apple Hospitality REIT, Inc. (Equity Real Estate Investment Trusts)	2,211	44,176
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	1,941	343,848
Blackstone Mortgage Trust, Inc.—Class A (Mortgage Real Estate Investment Trusts)	1,328	39,933
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	2,174	273,446
Brandywine Realty Trust (Equity Real Estate Investment Trusts)	2,477	40,895
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	3,700	90,354
Camden Property Trust (Equity Real Estate Investment Trusts)	1,237	103,995
Care Capital Properties, Inc. (Equity Real Estate Investment Trusts)	1,187	29,675
CBL & Associates Properties, Inc. (Equity Real Estate Investment Trusts)	2,415	27,773
CBRE Group, Inc.*—Class A (Real Estate Management & Development)	4,245	133,675
Chimera Investment Corp. (Mortgage Real Estate Investment Trusts)	2,521	42,907
Colony Capital, Inc.—Class A (Mortgage Real Estate Investment Trusts)	1,610	32,603
Columbia Property Trust, Inc. (Equity Real Estate Investment Trusts)	1,746	37,714
Communications Sales & Leasing, Inc. (Equity Real Estate Investment Trusts)	1,983	50,388
Corecivic, Inc. (Equity Real Estate Investment Trusts)	1,662	40,653
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	479	38,018
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	1,340	41,835
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	4,840	41,188
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	5,099	442,440
CubeSmart (Equity Real Estate Investment Trusts)	2,546	68,156
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	1,051	47,011
CYS Investments, Inc. (Mortgage Real Estate Investment Trusts)	2,142	16,558
DCT Industrial Trust, Inc. (Equity Real Estate Investment Trusts)	1,287	61,622
DDR Corp. (Equity Real Estate Investment Trusts)	4,351	66,440
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	2,833	32,664
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	2,248	220,888
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	2,036	74,436
Duke Realty Corp. (Equity Real Estate Investment Trusts)	5,015	133,198
DuPont Fabros Technology, Inc. (Equity Real Estate Investment Trusts)	1,069	46,961
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	463	34,188
Education Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,033	43,696
EPR Properties (Equity Real Estate Investment Trusts)	899	64,521
Equinix, Inc. (Equity Real Estate Investment Trusts)	1,009	360,627
Equity Commonwealth* (Equity Real Estate Investment Trusts)	1,776	53,699
Equity LifeStyle Properties, Inc. (Equity Real Estate Investment Trusts)	1,134	81,761
Equity One, Inc. (Equity Real Estate Investment Trusts)	1,314	40,327
Equity Residential (Equity Real Estate Investment Trusts)	5,171	332,806
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	926	215,295
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	1,779	137,410
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	1,015	144,242
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,653	46,367
Forest City Realty Trust, Inc.—Class A (Equity Real Estate Investment Trusts)	3,074	64,062
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	847	17,380
Gaming & Leisure Properties, Inc. (Equity Real Estate Investment Trusts)	2,753	84,297
General Growth Properties, Inc. (Equity Real Estate Investment Trusts)	8,256	206,235
Gramercy Property Trust, Inc. (Equity Real Estate Investment Trusts)	5,967	54,777
HCP, Inc. (Equity Real Estate Investment Trusts)	6,611	196,479
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,639	49,694
Healthcare Trust of America, Inc.—Class A (Equity Real Estate Investment Trusts)	2,004	58,336
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	1,417	72,281
Hospitality Properties Trust (Equity Real Estate Investment Trusts)	2,323	73,732

See accompanying notes to financial statements.

302 :: ProFund VP Real Estate :: Financial Statements

Common Stocks, continued

	Shares	Value
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	10,461	$197,085
Hudson Pacific Properties, Inc. (Equity Real Estate Investment Trusts)	1,724	59,961
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	1,577	23,024
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	3,464	112,511
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	640	64,666
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	1,304	95,479
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	6,010	151,212
Kite Realty Group Trust (Equity Real Estate Investment Trusts)	1,181	27,730
Lamar Advertising Co.—Class A (Equity Real Estate Investment Trusts)	1,170	78,671
LaSalle Hotel Properties (Equity Real Estate Investment Trusts)	1,599	48,722
Lexington Realty Trust (Equity Real Estate Investment Trusts)	3,017	32,584
Liberty Property Trust (Equity Real Estate Investment Trusts)	2,078	82,081
Life Storage, Inc. (Equity Real Estate Investment Trusts)	656	55,931
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	1,268	36,797
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	4,528	55,694
MFA Financial, Inc. (Mortgage Real Estate Investment Trusts)	5,248	40,042
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	1,605	157,162
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	563	41,758
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	2,080	91,936
New Residential Investment Corp. (Mortgage Real Estate Investment Trusts)	3,546	55,743
NorthStar Realty Finance Corp. (Equity Real Estate Investment Trusts)	2,556	38,723
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	2,759	86,246
Outfront Media, Inc. (Equity Real Estate Investment Trusts)	1,952	48,546
Paramount Group, Inc. (Equity Real Estate Investment Trusts)	2,470	39,495
Parkway, Inc.* (Equity Real Estate Investment Trusts)	604	13,439
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	1,019	30,315
Physicians Realty Trust (Equity Real Estate Investment Trusts)	1,917	36,346
Piedmont Office Realty Trust, Inc.—Class A (Equity Real Estate Investment Trusts)	2,053	42,928
Potlatch Corp. (Equity Real Estate Investment Trusts)	573	23,865
Prologis, Inc. (Equity Real Estate Investment Trusts)	7,475	394,605
Public Storage (Equity Real Estate Investment Trusts)	2,109	471,362
Quality Care Properties* (Equity Real Estate Investment Trusts)	1,324	20,522
Rayonier, Inc. (Equity Real Estate Investment Trusts)	1,732	46,071
Realogy Holdings Corp. (Real Estate Management & Development)	2,017	51,897
Realty Income Corp. (Equity Real Estate Investment Trusts)	3,657	210,204
Regency Centers Corp. (Equity Real Estate Investment Trusts)	1,477	101,839
Retail Properties of America, Inc. (Equity Real Estate Investment Trusts)	3,356	51,447
RLJ Lodging Trust (Equity Real Estate Investment Trusts)	1,758	43,053
Ryman Hospitality Properties, Inc. (Equity Real Estate Investment Trusts)	721	45,430
Senior Housing Properties Trust (Equity Real Estate Investment Trusts)	3,359	63,586
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	4,443	789,389
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	1,433	154,119
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts)	6,837	74,250
Starwood Property Trust, Inc. (Mortgage Real Estate Investment Trusts)	3,625	79,569
STORE Capital Corp. (Equity Real Estate Investment Trusts)	2,204	54,461
Sun Communities, Inc. (Equity Real Estate Investment Trusts)	940	72,013
Sunstone Hotel Investors, Inc. (Equity Real Estate Investment Trusts)	3,062	46,696
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	1,358	48,589
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	855	63,210
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	1,061	38,122
The Howard Hughes Corp.* (Real Estate Management & Development)	507	57,849
The Macerich Co. (Equity Real Estate Investment Trusts)	1,707	120,924
The St Joe Co.* (Real Estate Management & Development)	1,051	19,969
Two Harbors Investment Corp. (Mortgage Real Estate Investment Trusts)	4,915	42,859
UDR, Inc. (Equity Real Estate Investment Trusts)	3,779	137,858
Urban Edge Properties (Equity Real Estate Investment Trusts)	1,298	35,708
Ventas, Inc. (Equity Real Estate Investment Trusts)	5,007	313,038
VEREIT, Inc. (Equity Real Estate Investment Trusts)	13,775	116,537
Vornado Realty Trust (Equity Real Estate Investment Trusts)	2,432	253,828
Washington Prime Group, Inc. (Equity Real Estate Investment Trusts)	2,622	27,295
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	1,055	34,488
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	1,666	59,626

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Real Estate :: 303

Common Stocks, continued

	Shares	Value
Welltower, Inc. (Equity Real Estate Investment Trusts)	5,126	$343,083
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	10,577	318,262
WP Carey, Inc. (Equity Real Estate Investment Trusts)	1,503	88,812
Xenia Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	1,511	29,344
TOTAL COMMON STOCKS (Cost $5,678,810)		13,198,199
TOTAL INVESTMENT SECURITIES (Cost $5,678,810)—99.9%		13,198,199
Net other assets (liabilities)—0.1%		19,159
NET ASSETS—100.0%		$13,217,358

*                 Non-income producing security

ProFund VP Real Estate invested in the following industries as of December 31, 2016:

	Value	% of Net Assets
Equity Real Estate Investment Trusts	$12,239,191	92.6%
Mortgage Real Estate Investment Trusts	601,742	4.6%
Real Estate Management & Development	357,266	2.7%
Other**	19,159	0.1%
Total	$13,217,358	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

304 :: ProFund VP Real Estate :: Financial Statements

Statement of Assets and Liabilities
December 31, 2016

ASSETS:
Total Investment Securities, at cost	$5,678,810
Securities, at value	13,198,199
Total Investment Securities, at value	13,198,199
Dividends receivable	71,359
Receivable for capital shares issued	55,784
Prepaid expenses	92
TOTAL ASSETS	13,325,434
LIABILITIES:
Payable for capital shares redeemed	7,392
Cash overdraft	56,590
Advisory fees payable	14,553
Management services fees payable	1,940
Administration fees payable	417
Administrative services fees payable	5,841
Distribution fees payable	5,951
Transfer agency fees payable	1,286
Fund accounting fees payable	474
Compliance services fees payable	88
Other accrued expenses	13,544
TOTAL LIABILITIES	108,076
NET ASSETS	$13,217,358
NET ASSETS CONSIST OF:
Capital	$7,116,173
Accumulated net investment income (loss)	88,314
Accumulated net realized gains (losses) on investments	(1,506,518)
Net unrealized appreciation (depreciation) on investments	7,519,389
NET ASSETS	$13,217,358
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	203,279
Net Asset Value (offering and redemption price per share)	$65.02

Statement of Operations
For the Year Ended December 31, 2016

INVESTMENT INCOME:
Dividends	$597,441
Interest	37
TOTAL INVESTMENT INCOME	597,478
EXPENSES:
Advisory fees	150,856
Management services fees	20,114
Administration fees	7,981
Transfer agency fees	11,525
Administrative services fees	56,697
Distribution fees	50,285
Custody fees	3,944
Fund accounting fees	10,126
Trustee fees	528
Compliance services fees	167
Other fees	19,066
Recoupment of prior expenses reduced by the Advisor	7,000
Total Gross Expenses before reductions	338,289
Expenses reduced and reimbursed by the Advisor	(371)
TOTAL NET EXPENSES	337,918
NET INVESTMENT INCOME (LOSS)	259,560
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,403,557
Change in net unrealized appreciation/depreciation on investments	(1,399,138)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	4,419
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$263,979

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Real Estate :: 305

Statements of Changes in Net Assets

	Year Ended December 31, 2016	Year Ended December 31, 2015
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$259,560	$221,878
Net realized gains (losses) on investments	1,403,557	3,152,334
Change in net unrealized appreciation/depreciation on investments	(1,399,138)	(3,182,555)
Change in net assets resulting from operations	263,979	191,657
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(310,452)	(134,948)
Change in net assets resulting from distributions	(310,452)	(134,948)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	35,744,190	37,716,133
Distributions reinvested	310,452	134,948
Value of shares redeemed	(44,877,196)	(43,556,898)
Change in net assets resulting from capital transactions	(8,822,554)	(5,705,817)
Change in net assets	(8,869,027)	(5,649,108)
NET ASSETS:
Beginning of period	22,086,385	27,735,493
End of period	$13,217,358	$22,086,385
Accumulated net investment income (loss)	$88,314	$139,206
SHARE TRANSACTIONS:
Issued	542,469	598,806
Reinvested	4,666	2,149
Redeemed	(696,600)	(689,665)
Change in shares	(149,465)	(88,710)

See accompanying notes to financial statements.

306 :: ProFund VP Real Estate :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012
Net Asset Value, Beginning of Period	$62.61	$62.83	$51.03	$51.69	$45.22
Investment Activities:
Net investment income (loss)(a)	0.84	0.64	0.88	0.78	0.74
Net realized and unrealized gains (losses) on investments	2.76	(0.44)	11.84	(0.72)	6.97
Total income (loss) from investment activities	3.60	0.20	12.72	0.06	7.71
Distributions to Shareholders From:
Net investment income	(1.19)	(0.42)	(0.92)	(0.72)	(1.24)
Net Asset Value, End of Period	$65.02	$62.61	$62.83	$51.03	$51.69
Total Return	5.72%	0.32%	25.02%	0.09%	17.17%
Ratios to Average Net Assets:
Gross expenses	1.68%	1.68%	1.75%	1.75%	1.84%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)	1.29%	1.02%	1.52%	1.44%	1.47%
Supplemental Data:
Net assets, end of period (000’s)	$13,217	$22,086	$27,735	$16,410	$21,621
Portfolio turnover rate(b)	146%	136%	127%	323%	290%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Management Discussion of Fund Performance :: ProFund VP Semiconductor :: 307

ProFund VP Semiconductor seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Semiconductors Index (the “Index”). For the year ended December 31, 2016, the Fund had a total return of 27.71%. For the same period, the Index had a return of 29.94%(1) and a volatility of 21.36%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar return characteristics as the return of the Index. The Index measures the performance of the semiconductor sector of the U.S. equity market. Component companies are engaged in the production of semiconductors and other integrated chips, as well as other related products such as semiconductor capital equipment and motherboards.

During the year ended December 31, 2016, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Semiconductor from December 31, 2006 to December 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/16

Fund	One Year	Five Year	Ten Year
ProFund VP Semiconductor	27.71%	16.37%	7.35%
Dow Jones U.S. Semiconductors Index	29.94%	18.63%	9.26%
S&P 500	11.96%	14.66%	6.95%

Expense Ratios**

Fund	Gross	Net
ProFund VP Semiconductor	1.68%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 2, 2016. Contractual fee waivers are in effect through April 30, 2017. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	25%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Intel Corp.	18.1%
Qualcomm, Inc.	10.1%
Texas Instruments, Inc.	7.7%
Broadcom, Ltd.	7.4%
NVIDIA Corp.	6.0%

Dow Jones U.S. Semiconductors Index — Composition

% of Index
Semiconductors & Semiconductor Equipment	100%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)         The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

308 :: ProFund VP Semiconductor :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2016

Common Stocks (75.2%)

	Shares	Value
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	5,582	$63,300
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	2,241	162,741
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	7,950	256,547
Broadcom, Ltd. (Semiconductors & Semiconductor Equipment)	2,908	514,047
Cavium, Inc.* (Semiconductors & Semiconductor Equipment)	502	31,345
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	469	26,517
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	717	18,922
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	2,371	27,124
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	1,004	23,654
Intel Corp. (Semiconductors & Semiconductor Equipment)	34,778	1,261,399
InterDigital, Inc. (Communications Equipment)	231	21,102
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	1,170	92,056
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	1,180	124,761
Linear Technology Corp. (Semiconductors & Semiconductor Equipment)	1,787	111,419
Marvell Technology Group, Ltd. (Semiconductors & Semiconductor Equipment)	3,278	45,466
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	2,104	81,151
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,599	102,576
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	7,575	166,044
Microsemi Corp.* (Semiconductors & Semiconductor Equipment)	866	46,738
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	3,933	419,808
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	3,049	38,905
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	941	49,619
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	10,845	707,095
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	488	15,396
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	305	19,825
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	1,354	101,090
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	237	12,698
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	1,452	36,881
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	7,360	537,059
Versum Materials, Inc.* (Semiconductors & Semiconductor Equipment)	806	22,624
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	1,852	111,805
TOTAL COMMON STOCKS (Cost $3,378,523)		5,249,714

Repurchase Agreements(a) (0.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.23%—0.27%, dated 12/30/16, due 1/3/17, total to be received $19,001	$19,000	$19,000
TOTAL REPURCHASE AGREEMENTS (Cost $19,000)		19,000
TOTAL INVESTMENT SECURITIES (Cost $3,397,523)—75.5%		5,268,714
Net other assets (liabilities)—24.5%		1,708,261
NET ASSETS—100.0%		$6,976,975

*                 Non-income producing security

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Semiconductors Index	Goldman Sachs International	1/23/17	1.22%	$1,699,796	$(204)

^                  Reflects the floating financing rate, as of December 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Semiconductor :: 309

ProFund VP Semiconductor invested in the following industries as of December 31, 2016:

	Value	% of Net Assets
Communications Equipment	$21,102	0.3%
Semiconductors & Semiconductor Equipment	5,228,612	74.9%
Other**	1,727,261	24.8%
Total	$6,976,975	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

310 :: ProFund VP Semiconductor :: Financial Statements

Statement of Assets and Liabilities
December 31, 2016

ASSETS:
Total Investment Securities, at cost	$3,397,523
Securities, at value	5,249,714
Repurchase agreements, at value	19,000
Total Investment Securities, at value	5,268,714
Cash	662
Dividends and interest receivable	1,054
Receivable for capital shares issued	24,459
Receivable for investments sold	1,904,130
Prepaid expenses	13
TOTAL ASSETS	7,199,032
LIABILITIES:
Payable for capital shares redeemed	202,037
Unrealized loss on swap agreements	204
Advisory fees payable	6,884
Management services fees payable	918
Administration fees payable	233
Administrative services fees payable	3,286
Distribution fees payable	3,702
Transfer agency fees payable	738
Fund accounting fees payable	264
Compliance services fees payable	39
Other accrued expenses	3,752
TOTAL LIABILITIES	222,057
NET ASSETS	$6,976,975
NET ASSETS CONSIST OF:
Capital	$5,496,609
Accumulated net investment income (loss)	30,340
Accumulated net realized gains (losses) on investments	(420,961)
Net unrealized appreciation (depreciation) on investments	1,870,987
NET ASSETS	$6,976,975
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	178,609
Net Asset Value (offering and redemption price per share)	$39.06

Statement of Operations
For the Year Ended December 31, 2016

INVESTMENT INCOME:
Dividends	$100,851
Interest	80
TOTAL INVESTMENT INCOME	100,931
EXPENSES:
Advisory fees	34,488
Management services fees	4,598
Administration fees	1,803
Transfer agency fees	2,629
Administrative services fees	11,943
Distribution fees	11,496
Custody fees	774
Fund accounting fees	2,320
Trustee fees	104
Compliance services fees	53
Other fees	4,562
Recoupment of prior expenses reduced by the Advisor	2,500
Total Gross Expenses before reductions	77,270
Expenses reduced and reimbursed by the Advisor	(16)
TOTAL NET EXPENSES	77,254
NET INVESTMENT INCOME (LOSS)	23,677
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	236,367
Net realized gains (losses) on swap agreements	(33,306)
Change in net unrealized appreciation/depreciation on investments	654,348
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	857,409
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$881,086

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Semiconductor :: 311

Statements of Changes in Net Assets

	Year Ended December 31, 2016	Year Ended December 31, 2015
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$23,677	$9,379
Net realized gains (losses) on investments	203,061	508,992
Change in net unrealized appreciation/depreciation on investments	654,348	(1,035,029)
Change in net assets resulting from operations	881,086	(516,658)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(6,863)	(26,219)
Net realized gains on investments	—	(109,883)
Change in net assets resulting from distributions	(6,863)	(136,102)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	20,064,556	19,872,185
Distributions reinvested	6,863	136,102
Value of shares redeemed	(18,572,775)	(24,537,531)
Change in net assets resulting from capital transactions	1,498,644	(4,529,244)
Change in net assets	2,372,867	(5,182,004)
NET ASSETS:
Beginning of period	4,604,108	9,786,112
End of period	$6,976,975	$4,604,108
Accumulated net investment income (loss)	$30,340	$16,021
SHARE TRANSACTIONS:
Issued	581,119	640,698
Reinvested	192	4,477
Redeemed	(553,071)	(794,341)
Change in shares	28,240	(149,166)

See accompanying notes to financial statements.

312 :: ProFund VP Semiconductor :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012
Net Asset Value, Beginning of Period	$30.62	$32.67	$24.32	$18.33	$19.19
Investment Activities:
Net investment income (loss)(a)	0.18	0.06	0.22	0.14	0.17
Net realized and unrealized gains (losses) on investments	8.29	(1.01)	8.17	5.97	(0.96)
Total income (loss) from investment activities	8.47	(0.95)	8.39	6.11	(0.79)
Distributions to Shareholders From:
Net investment income	(0.03)	(0.21)	(0.04)	(0.12)	(0.07)
Net realized gains on investments	—	(0.89)	—	—	—
Total distributions	(0.03)	(1.10)	(0.04)	(0.12)	(0.07)
Net Asset Value, End of Period	$39.06	$30.62	$32.67	$24.32	$18.33
Total Return	27.71%	(2.88)%	34.53%	33.48%	(4.17)%
Ratios to Average Net Assets:
Gross expenses	1.68%	1.68%	1.78%	2.16%	2.09%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)	0.51%	0.20%	0.76%	0.68%	0.83%
Supplemental Data:
Net assets, end of period (000’s)	$6,977	$4,604	$9,786	$1,455	$1,168
Portfolio turnover rate(b)	474%	480%	645%	1,499%	821%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Management Discussion of Fund Performance :: ProFund VP Technology :: 313

ProFund VP Technology seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Technology Index (the “Index”). For the year ended December 31, 2016, the Fund had a total return of 12.34%. For the same period, the Index had a total return of 14.22%(1) and a volatility of 16.84%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities that, in combination, should have similar return characteristics as the return of the Index. The Index measures the performance of the technology sector of the U.S. equity market. Component companies include those involved in computers and office equipment, software, communications technology, semiconductors, diversified technology services and Internet services.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Technology from December 31, 2006 to December 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/16

Fund	One Year	Five Year	Ten Year
ProFund VP Technology	12.34%	13.41%	7.73%
Dow Jones U.S. Technology Index	14.22%	15.23%	9.55%
S&P 500	11.96%	14.66%	6.95%

Expense Ratios**

Fund	Gross	Net
ProFund VP Technology	1.57%	1.57%

**Reflects the expense ratio as reported in the Prospectus dated May 2, 2016. Contractual fee waivers are in effect through April 30, 2017. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	16.3%
Microsoft Corp.	12.7%
Alphabet, Inc.	12.2%
Facebook, Inc.	7.1%
Intel Corp.	4.5%

Dow Jones U.S. Technology Index — Composition

% of Index
Software & Services	53%
Technology Hardware & Equipment	27%
Semiconductors & Semiconductor Equipment	19%
Health Care Equipment & Services	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)         The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

314 :: ProFund VP Technology :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2016

Common Stocks (100.0%)

	Shares	Value
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	543	$7,216
ACI Worldwide, Inc.* (Software)	596	10,817
Adobe Systems, Inc.* (Software)	2,528	260,258
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	3,865	43,829
Akamai Technologies, Inc.* (Internet Software & Services)	881	58,745
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	941	9,608
Alphabet, Inc.*—Class A (Internet Software & Services)	1,506	1,193,430
Alphabet, Inc.*—Class C (Internet Software & Services)	1,509	1,164,676
Amdocs, Ltd. (IT Services)	765	44,561
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	1,567	113,796
ANSYS, Inc.* (Software)	440	40,696
Apple, Inc. (Technology Hardware, Storage & Peripherals)	27,114	3,140,344
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	5,496	177,356
Arista Networks, Inc.* (Communications Equipment)	211	20,418
ARRIS International PLC* (Communications
Equipment)	970	29,226
Aspen Technology, Inc.* (Software)	393	21,489
athenahealth, Inc.* (Health Care Technology)	201	21,139
Autodesk, Inc.* (Software)	996	73,714
Blackbaud, Inc. (Software)	242	15,488
Broadcom, Ltd. (Semiconductors & Semiconductor Equipment)	2,020	357,075
Brocade Communications Systems, Inc. (Communications Equipment)	2,046	25,555
CA, Inc. (Software)	1,593	50,610
CACI International, Inc.*—Class A (IT Services)	124	15,413
Cadence Design Systems, Inc.* (Software)	1,458	36,771
Cavium, Inc.* (Semiconductors & Semiconductor Equipment)	341	21,292
CDK Global, Inc. (Software)	760	45,364
CDW Corp. (Electronic Equipment, Instruments & Components)	816	42,505
Cerner Corp.* (Health Care Technology)	1,536	72,760
Ciena Corp.* (Communications Equipment)	709	17,307
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	324	18,319
Cisco Systems, Inc. (Communications Equipment)	25,525	771,366
Citrix Systems, Inc.* (Software)	793	70,823
Cognizant Technology Solutions Corp.* (IT Services)	3,085	172,853
CommScope Holding Co., Inc.* (Communications Equipment)	981	36,493
CommVault Systems, Inc.* (Software)	214	11,000
Computer Sciences Corp. (IT Services)	716	42,545
Corning, Inc. (Electronic Equipment, Instruments & Components)	4,837	117,394

Common Stocks, continued

	Shares	Value
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	507	$13,380
CSRA, Inc. (IT Services)	740	23,562
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	1,633	18,682
Dell Technologies, Inc.*—Class V (Software)	1,134	62,336
Diebold, Inc. (Technology Hardware, Storage & Peripherals)	382	9,607
DST Systems, Inc. (IT Services)	163	17,465
Dycom Industries, Inc.* (Construction & Engineering)	160	12,846
eBay, Inc.* (Internet Software & Services)	5,287	156,971
EchoStar Corp.* (Communications Equipment)	236	12,128
Electronics for Imaging, Inc.* (Technology Hardware, Storage & Peripherals)	238	10,439
Ellie Mae, Inc.* (Software)	171	14,309
EPAM Systems, Inc.* (IT Services)	228	14,663
F5 Networks, Inc.* (Communications Equipment)	332	48,047
Facebook, Inc.*—Class A (Internet Software & Services)	11,903	1,369,441
Fair Isaac Corp. (Software)	157	18,718
Finisar Corp.* (Communications Equipment)	561	16,981
FireEye, Inc.* (Software)	774	9,211
Fortinet, Inc.* (Software)	748	22,530
Garmin, Ltd. (Household Durables)	585	28,367
Gartner, Inc.* (IT Services)	420	42,449
GrubHub, Inc.* (Internet Software & Services)	435	16,365
Guidewire Software, Inc.* (Software)	374	18,449
Harris Corp. (Communications Equipment)	632	64,761
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	8,471	196,019
HP, Inc. (Technology Hardware, Storage & Peripherals)	8,700	129,108
IAC/InterActiveCorp* (Internet Software & Services)	374	24,231
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	682	16,068
Intel Corp. (Semiconductors & Semiconductor Equipment)	24,097	873,997
InterDigital, Inc. (Communications Equipment)	174	15,895
International Business Machines Corp. (IT Services)	4,400	730,356
Intuit, Inc. (Software)	1,240	142,116
j2 Global, Inc. (Internet Software & Services)	244	19,959
Juniper Networks, Inc. (Communications Equipment)	1,934	54,655
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	795	62,551
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	828	87,544
Leidos Holdings, Inc. (IT Services)	726	37,128
Linear Technology Corp. (Semiconductors & Semiconductor Equipment)	1,222	76,192
Lumentum Holdings, Inc.* (Communications Equipment)	278	10,745

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Technology :: 315

Common Stocks, continued

	Shares	Value
Manhattan Associates, Inc.* (Software)	362	$19,197
Marvell Technology Group, Ltd. (Semiconductors & Semiconductor Equipment)	2,265	31,416
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	1,440	55,541
Medidata Solutions, Inc.* (Health Care Technology)	278	13,808
Mentor Graphics Corp. (Software)	557	20,548
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,098	70,437
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	5,248	115,036
Microsemi Corp.* (Semiconductors & Semiconductor Equipment)	583	31,465
Microsoft Corp. (Software)	39,537	2,456,828
Motorola Solutions, Inc. (Communications Equipment)	844	69,959
NCR Corp.* (Technology Hardware, Storage & Peripherals)	631	25,593
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	1,400	49,378
NetScout Systems, Inc.* (Communications Equipment)	466	14,679
Nuance Communications, Inc.* (Software)	1,302	19,400
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	2,741	292,574
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	2,120	27,051
Oracle Corp. (Software)	15,240	585,978
Palo Alto Networks, Inc.* (Communications Equipment)	466	58,273
Pandora Media, Inc.* (Internet Software & Services)	1,163	15,166
Pitney Bowes, Inc. (Commercial Services & Supplies)	945	14,355
Plantronics, Inc. (Communications Equipment)	169	9,254
Proofpoint, Inc.* (Software)	216	15,260
PTC, Inc.* (Software)	588	27,207
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	649	34,222
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	7,510	489,651
Red Hat, Inc.* (Software)	913	63,636
Salesforce.com, Inc.* (Software)	3,246	222,221
Science Applications International Corp. (IT Services)	228	19,334
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	1,498	57,179
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	334	10,538
ServiceNow, Inc.* (Software)	836	62,148
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	212	13,780
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	945	70,554
Splunk, Inc.* (Software)	684	34,987
SS&C Technologies Holdings, Inc. (Software)	866	24,768
Symantec Corp. (Software)	3,170	75,731
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	177	9,484
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	148	17,911
Synopsys, Inc.* (Software)	770	45,322
Tableau Software, Inc.*—Class A (Software)	294	12,392
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	179	15,158
Teradata Corp.* (IT Services)	661	17,959
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	1,023	25,984
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	5,082	370,833
The Ultimate Software Group, Inc.* (Software)	147	26,805
Twitter, Inc.* (Internet Software & Services)	3,054	49,780
Tyler Technologies, Inc.* (Software)	169	24,128
Vantiv, Inc.* (IT Services)	795	47,398
Veeva Systems, Inc.*—Class A (Health Care Technology)	515	20,961
Verint Systems, Inc.* (Software)	321	11,315
VeriSign, Inc.* (Internet Software & Services)	463	35,220
Versum Materials, Inc.* (Semiconductors & Semiconductor Equipment)	553	15,523
ViaSat, Inc.* (Communications Equipment)	262	17,350
Viavi Solutions, Inc.* (Communications Equipment)	1,170	9,571
VMware, Inc.*—Class A (Software)	363	28,579
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	1,452	98,663
Workday, Inc.*—Class A (Software)	620	40,976
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	1,284	77,515
Yahoo!, Inc.* (Internet Software & Services)	4,463	172,584
Zayo Group Holdings, Inc.* (Diversified Telecommunication Services)	494	16,233
Zillow Group, Inc.*—Class A (Internet Software & Services)	231	8,420
Zillow Group, Inc.*—Class C (Internet Software & Services)	534	19,475
TOTAL COMMON STOCKS (Cost $6,596,611)		19,323,213

Repurchase Agreements(a) (0.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.23%—0.44%, dated 12/30/16, due 1/3/17, total to be received $166,005	$166,000	$166,000
TOTAL REPURCHASE AGREEMENTS (Cost $166,000)		166,000
TOTAL INVESTMENT SECURITIES (Cost $6,762,611)—100.9%		19,489,213
Net other assets (liabilities)—(0.9)%		(169,685)
NET ASSETS—100.0%		$19,319,528

*                 Non-income producing security

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to financial statements.

316 :: ProFund VP Technology :: Financial Statements

ProFund VP Technology invested in the following industries as of December 31, 2016:

	Value	% of Net Assets
Commercial Services & Supplies	$14,355	NM
Communications Equipment	1,302,663	6.7%
Construction & Engineering	12,846	0.1%
Diversified Telecommunication Services	16,233	0.1%
Electronic Equipment, Instruments & Components	192,968	1.0%
Health Care Technology	138,276	0.7%
Household Durables	28,367	0.1%
Internet Software & Services	4,304,463	22.4%
IT Services	1,225,686	6.3%
Semiconductors & Semiconductor Equipment	3,621,685	18.7%
Software	4,742,125	24.6%
Technology Hardware, Storage & Peripherals	3,723,546	19.3%
Other**	(3,685)	NM
Total	$19,319,528	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM         Not meaningful, amount is less than 0.05%.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Technology :: 317

Statement of Assets and Liabilities
December 31, 2016

ASSETS:
Total Investment Securities, at cost	$6,762,611
Securities, at value	19,323,213
Repurchase agreements, at value	166,000
Total Investment Securities, at value	19,489,213
Cash	900
Dividends receivable	4,821
Receivable for capital shares issued	146,156
Receivable for investments sold	485,347
Prepaid expenses	90
TOTAL ASSETS	20,126,527
LIABILITIES:
Payable for capital shares redeemed	753,977
Advisory fees payable	12,626
Management services fees payable	1,683
Administration fees payable	629
Administrative services fees payable	7,436
Distribution fees payable	11,923
Trustee fees payable	7
Transfer agency fees payable	2,145
Fund accounting fees payable	713
Compliance services fees payable	112
Other accrued expenses	15,748
TOTAL LIABILITIES	806,999
NET ASSETS	$19,319,528
NET ASSETS CONSIST OF:
Capital	$9,046,740
Accumulated net investment income (loss)	30,313
Accumulated net realized gains (losses) on investments	(2,484,127)
Net unrealized appreciation (depreciation) on investments	12,726,602
NET ASSETS	$19,319,528
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	620,724
Net Asset Value (offering and redemption price per share)	$31.12

Statement of Operations
For the Year Ended December 31, 2016

INVESTMENT INCOME:
Dividends	$336,711
Interest	88
TOTAL INVESTMENT INCOME	336,799
EXPENSES:
Advisory fees	147,554
Management services fees	19,674
Administration fees	7,796
Transfer agency fees	11,310
Administrative services fees	37,835
Distribution fees	49,184
Custody fees	3,404
Fund accounting fees	10,071
Trustee fees	502
Compliance services fees	178
Other fees	19,076
Recoupment of prior expenses reduced by the Advisor	12,268
TOTAL NET EXPENSES	318,852
NET INVESTMENT INCOME (LOSS)	17,947
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	110,623
Change in net unrealized appreciation/depreciation on investments	1,385,046
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	1,495,669
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,513,616

See accompanying notes to financial statements.

318 :: ProFund VP Technology :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2016	Year Ended December 31, 2015
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$17,947	$(25,698)
Net realized gains (losses) on investments	110,623	(309,472)
Change in net unrealized appreciation/depreciation on investments	1,385,046	109,301
Change in net assets resulting from operations	1,513,616	(225,869)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	26,297,191	29,475,519
Value of shares redeemed	(32,153,579)	(28,813,932)
Change in net assets resulting from capital transactions	(5,856,388)	661,587
Change in net assets	(4,342,772)	435,718
NET ASSETS:
Beginning of period	23,662,300	23,226,582
End of period	$19,319,528	$23,662,300
Accumulated net investment income (loss)	$30,313	$15,958
SHARE TRANSACTIONS:
Issued	900,671	1,055,849
Redeemed	(1,133,769)	(1,060,213)
Change in shares	(233,098)	(4,364)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Technology :: 319

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012
Net Asset Value, Beginning of Period	$27.71	$27.06	$22.91	$18.30	$16.59
Investment Activities:
Net investment income (loss)(a)	0.03	(0.03)	(0.03)	— (b)	(0.06)
Net realized and unrealized gains (losses) on investments	3.38	0.68 (c)	4.18	4.61	1.77
Total income (loss) from investment activities	3.41	0.65	4.15	4.61	1.71
Net Asset Value, End of Period	$31.12	$27.71	$27.06	$22.91	$18.30
Total Return	12.34%	2.40%	18.11%	25.19%	10.31%
Ratios to Average Net Assets:
Gross expenses	1.62%	1.68%	1.68%	1.73%	1.81%
Net expenses	1.62%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)	0.09%	(0.12)%	(0.11)%	0.01%	(0.30)%
Supplemental Data:
Net assets, end of period (000’s)	$19,320	$23,662	$23,227	$15,426	$12,025
Portfolio turnover rate(d)	93%	119%	109%	148%	195%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Amount is less than $0.005.

(c)          The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(d)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

320 :: ProFund VP Telecommunications :: Management Discussion of Fund Performance

ProFund VP Telecommunications seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Telecommunications Index (the “Index”). For the year ended December 31, 2016, the Fund had a total return of 21.65%. For the same period, the Index had a total return of 23.96%(1) and a volatility of 14.34%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar return characteristics as the return of the Index. The Index measures the performance of the telecommunications sector of the U.S. equity market. Component companies include fixed-line communications and wireless communications companies.

During the year ended December 31, 2016, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Telecommunications from December 31, 2006 to December 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/16

Fund	One Year	Five Year	Ten Year
ProFund VP Telecommunications	21.65%	10.15%	3.84%
Dow Jones U.S. Telecommunications Index	23.96%	12.24%	5.86%
S&P 500	11.96%	14.66%	6.95%

Expense Ratios**

Fund	Gross	Net
ProFund VP Telecommunications	1.75%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 2, 2016. Contractual fee waivers are in effect through April 30, 2017. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	51%
Swap Agreements	49%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
AT&T, Inc.	24.1%
Verizon Communications, Inc.	20.1%
T-Mobile U.S., Inc.	1.5%
Level 3 Communications, Inc.	1.5%
CenturyLink, Inc.	1.2%

Dow Jones U.S. Telecommunications Index — Composition

% of Index
Diversified Telecommunication Services	96%
Wireless Telecommunication Services	4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)         The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Telecommunications :: 321

Schedule of Portfolio Investments :: December 31, 2016

Common Stocks (50.8%)

	Shares	Value
AT&T, Inc. (Diversified Telecommunication Services)	90,526	$3,850,070
CenturyLink, Inc. (Diversified Telecommunication Services)	8,079	192,119
Frontier Communications Corp. (Diversified Telecommunication Services)	17,284	58,420
Level 3 Communications, Inc.* (Diversified Telecommunication Services)	4,327	243,870
SBA Communications Corp.*—Class A (Diversified Telecommunication Services)	1,850	191,031
Sprint Corp.* (Wireless Telecommunication Services)	9,426	79,367
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	1,364	39,379
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	4,241	243,900
Verizon Communications, Inc. (Diversified Telecommunication Services)	60,086	3,207,390
TOTAL COMMON STOCKS (Cost $5,049,110)		8,105,546

Repurchase Agreements(a) (0.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.23%—0.44%, dated 12/30/16, due 1/3/17, total to be received $80,002	$80,000	$80,000
TOTAL REPURCHASE AGREEMENTS (Cost $80,000)		80,000
TOTAL INVESTMENT SECURITIES (Cost $5,129,110)—51.3%		8,185,546
Net other assets (liabilities)—48.7%		7,776,868
NET ASSETS—100.0%		$15,962,414

*                 Non-income producing security

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Telecommunications Index	Goldman Sachs International	1/23/17	1.02%	$7,899,052	$(948)

^                  Reflects the floating financing rate, as of December 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

ProFund VP Telecommunications invested in the following industries as of December 31, 2016:

	Value	% of Net Assets
Diversified Telecommunication Services	$7,742,900	48.5%
Wireless Telecommunication Services	362,646	2.3%
Other**	7,856,868	49.2%
Total	$15,962,414	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

322 :: ProFund VP Telecommunications :: Financial Statements

Statement of Assets and Liabilities
December 31, 2016

ASSETS:
Total Investment Securities, at cost	$5,129,110
Securities, at value	8,105,546
Repurchase agreements, at value	80,000
Total Investment Securities, at value	8,185,546
Cash	570
Receivable for capital shares issued	816,067
Receivable for investments sold	7,011,527
Prepaid expenses	118
TOTAL ASSETS	16,013,828
LIABILITIES:
Payable for capital shares redeemed	449
Unrealized loss on swap agreements	948
Advisory fees payable	13,334
Management services fees payable	1,778
Administration fees payable	467
Administrative services fees payable	6,873
Distribution fees payable	6,645
Trustee fees payable	5
Transfer agency fees payable	1,349
Fund accounting fees payable	530
Compliance services fees payable	87
Other accrued expenses	18,949
TOTAL LIABILITIES	51,414
NET ASSETS	$15,962,414
NET ASSETS CONSIST OF:
Capital	$13,594,751
Accumulated net investment income (loss)	471,359
Accumulated net realized gains (losses) on investments	(1,159,184)
Net unrealized appreciation (depreciation) on investments	3,055,488
NET ASSETS	$15,962,414
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	391,431
Net Asset Value (offering and redemption price per share)	$40.78

Statement of Operations
For the Year Ended December 31, 2016

INVESTMENT INCOME:
Dividends	$774,261
Interest	783
TOTAL INVESTMENT INCOME	775,044
EXPENSES:
Advisory fees	137,374
Management services fees	18,316
Administration fees	7,211
Transfer agency fees	10,430
Administrative services fees	50,478
Distribution fees	45,791
Custody fees	3,666
Fund accounting fees	8,446
Trustee fees	408
Compliance services fees	167
Other fees	28,796
Recoupment of prior expenses reduced by the Advisor	4,500
Total Gross Expenses before reductions	315,583
Expenses reduced and reimbursed by the Advisor	(7,866)
TOTAL NET EXPENSES	307,717
NET INVESTMENT INCOME (LOSS)	467,327
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	710,116
Net realized gains (losses) on swap agreements	40,081
Change in net unrealized appreciation/depreciation on investments	1,322,266
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	2,072,463
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$2,539,790

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Telecommunications :: 323

Statements of Changes in Net Assets

	Year Ended December 31, 2016		Year Ended December 31, 2015
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$467,327		$294,752
Net realized gains (losses) on investments	750,197		94,906
Change in net unrealized appreciation/depreciation on investments	1,322,266		(261,925)
Change in net assets resulting from operations	2,539,790		127,733
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(294,752)		(264,113)
Change in net assets resulting from distributions	(294,752)		(264,113)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	43,466,633		20,638,941
Distributions reinvested	294,752		264,113
Value of shares redeemed	(38,283,775)		(21,458,378)
Change in net assets resulting from capital transactions	5,477,610		(555,324)
Change in net assets	7,722,648		(691,704)
NET ASSETS:
Beginning of period	8,239,766		8,931,470
End of period	$15,962,414		$8,239,766
Accumulated net investment income (loss)	$471,359		$298,784
SHARE TRANSACTIONS:
Issued	1,131,550	(a)	593,212	(a)
Reinvested	7,354	(a)	7,361	(a)
Redeemed	(989,534	)(a)	(620,481	)(a)
Change in shares	149,370		(19,908)

(a)         As described in Note 10, share amounts have been adjusted for 1:4 reverse share split that occurred on December 5, 2016.

See accompanying notes to financial statements.

324 :: ProFund VP Telecommunications :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2016(a)	Year Ended Dec. 31, 2015(a)	Year Ended Dec. 31, 2014(a)	Year Ended Dec. 31, 2013(a)	Year Ended Dec. 31, 2012(a)
Net Asset Value, Beginning of Period	$34.04	$34.09	$35.09	$33.42	$29.89
Investment Activities:
Net investment income (loss)(b)	0.99	1.08	0.96	0.92	0.84
Net realized and unrealized gains (losses) on investments	6.37	(0.53)	(0.72)	3.19	3.97
Total income (loss) from investment activities	7.36	0.55	0.24	4.11	4.81
Distributions to Shareholders From:
Net investment income	(0.62)	(0.60)	(1.24)	(0.96)	(1.28)
Net realized gains on investments	—	—	—	(1.48)	—
Total distributions	(0.62)	(0.60)	(1.24)	(2.44)	(1.28)
Net Asset Value, End of Period	$40.78	$34.04	$34.09	$35.09	$33.42
Total Return	21.65%	1.52%	0.57%	12.07%	16.52%
Ratios to Average Net Assets:
Gross expenses	1.72%	1.76%	1.78%	1.73%	1.85%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)	2.55%	3.12%	2.75%	2.58%	2.50%
Supplemental Data:
Net assets, end of period (000’s)	$15,962	$8,240	$8,931	$9,991	$20,612
Portfolio turnover rate(c)	428%	418%	382%	423%	439%

(a)         As described in Note 10, share amounts have been adjusted for 1:4 reverse share split that occurred on December 5, 2016.

(b)         Per share net investment income (loss) has been calculated using the average daily shares method.

(c)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Management Discussion of Fund Performance :: ProFund VP Utilities :: 325

ProFund VP Utilities seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Utilities Index (the “Index”). For the year ended December 31, 2016, the Fund had a total return of 15.07%. For the same period, the Index had a return of 17.06%(1) and a volatility of 15.53%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities that, in combination, should have similar return characteristics as the return of the Index. The Index measures the performance of the utilities sector of the U.S. equity market. Component companies include electric utilities, gas utilities, and water utilities.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Utilities from December 31, 2006 to December 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/16

Fund	One Year	Five Year	Ten Year
ProFund VP Utilities	15.07%	9.00%	5.46%
Dow Jones U.S. Utilities Index	17.06%	10.89%	7.13%
S&P 500	11.96%	14.66%	6.95%

Expense Ratios**

Fund	Gross	Net
ProFund VP Utilities	1.71%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 2, 2016. Contractual fee waivers are in effect through April 30, 2017. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
NextEra Energy, Inc.	8.0%
Duke Energy Corp.	7.7%
The Southern Co.	6.9%
Dominion Resources, Inc.	4.9%
Exelon Corp.	4.7%

Dow Jones U.S. Utilities Index — Composition

% of Index
Electric Utilities	58%
Multi-Utilities	31%
Gas Utilities	6%
Water Utilities	3%
Independent Power and Renewable Electricity Producers	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)         The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

326 :: ProFund VP Utilities :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2016

Common Stocks (100.0%)

	Shares	Value
ALLETE, Inc. (Electric Utilities)	2,863	$183,776
Alliant Energy Corp. (Electric Utilities)	13,176	499,239
Ameren Corp. (Multi-Utilities)	14,053	737,220
American Electric Power Co., Inc. (Electric Utilities)	28,485	1,793,416
American Water Works Co., Inc. (Water Utilities)	10,311	746,104
Aqua America, Inc. (Water Utilities)	10,273	308,601
Atmos Energy Corp. (Gas Utilities)	6,022	446,531
Avista Corp. (Multi-Utilities)	3,715	148,563
Black Hills Corp. (Multi-Utilities)	3,080	188,927
Calpine Corp.* (Independent Power & Renewable Electricity Producers)	20,803	237,778
CenterPoint Energy, Inc. (Multi-Utilities)	24,948	614,719
CMS Energy Corp. (Multi-Utilities)	16,172	673,079
Consolidated Edison, Inc. (Multi-Utilities)	17,652	1,300,599
Dominion Resources, Inc. (Multi-Utilities)	25,684	1,967,138
DTE Energy Co. (Multi-Utilities)	10,395	1,024,011
Duke Energy Corp. (Electric Utilities)	39,906	3,097,503
Dynegy, Inc.* (Independent Power & Renewable Electricity Producers)	6,793	57,469
Edison International (Electric Utilities)	18,872	1,358,595
El Paso Electric Co. (Electric Utilities)	2,350	109,275
Entergy Corp. (Electric Utilities)	10,377	762,398
Eversource Energy (Electric Utilities)	18,373	1,014,741
Exelon Corp. (Electric Utilities)	53,484	1,898,147
FirstEnergy Corp. (Electric Utilities)	24,664	763,844
Great Plains Energy, Inc. (Electric Utilities)	12,471	341,082
Hawaiian Electric Industries, Inc. (Electric Utilities)	6,284	207,812
IDACORP, Inc. (Electric Utilities)	2,918	235,045
National Fuel Gas Co. (Gas Utilities)	4,936	279,575
New Jersey Resources Corp. (Gas Utilities)	4,985	176,968
NextEra Energy, Inc. (Electric Utilities)	27,067	3,233,423
NiSource, Inc. (Multi-Utilities)	18,698	413,974
NorthWestern Corp. (Multi-Utilities)	2,803	159,407
NRG Energy, Inc. (Independent Power & Renewable Electricity Producers)	18,276	224,064
ONE Gas, Inc. (Gas Utilities)	3,027	193,607
PG&E Corp. (Electric Utilities)	29,292	1,780,075
Pinnacle West Capital Corp. (Electric Utilities)	6,447	503,059
PNM Resources, Inc. (Electric Utilities)	4,612	158,192
Portland General Electric Co. (Electric Utilities)	5,151	223,193
PPL Corp. (Electric Utilities)	39,372	1,340,617
Public Service Enterprise Group, Inc. (Multi-Utilities)	29,306	1,285,947
SCANA Corp. (Multi-Utilities)	8,280	606,758
Sempra Energy (Multi-Utilities)	14,483	1,457,569
South Jersey Industries, Inc. (Gas Utilities)	4,589	154,603
Southwest Gas Corp. (Gas Utilities)	2,753	210,935
Spire, Inc. (Gas Utilities)	2,646	170,799
The AES Corp. (Independent Power & Renewable Electricity Producers)	38,182	443,675

The Southern Co. (Electric Utilities)	56,767	2,792,369
UGI Corp. (Gas Utilities)	10,022	461,814
Vectren Corp. (Multi-Utilities)	4,801	250,372
WEC Energy Group, Inc. (Multi-Utilities)	18,286	1,072,474
Westar Energy, Inc. (Electric Utilities)	8,214	462,859
WGL Holdings, Inc. (Gas Utilities)	2,964	226,094
Xcel Energy, Inc. (Electric Utilities)	29,427	1,197,679
TOTAL COMMON STOCKS (Cost $19,929,281)		40,195,713

Repurchase Agreements(a) (0.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.23%—0.44%, dated 12/30/16, due 1/3/17, total to be received $21,001	$21,000	$21,000
TOTAL REPURCHASE AGREEMENTS (Cost $21,000)		21,000
TOTAL INVESTMENT SECURITIES (Cost $19,950,281)—100.1%		40,216,713
Net other assets (liabilities)—(0.1)%		(20,194)
NET ASSETS—100.0%		$40,196,519

*                 Non-income producing security

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Utilities invested in the following industries as of December 31, 2016:

	Value	% of Net Assets
Electric Utilities	$23,956,339	59.6%
Gas Utilities	2,320,926	5.8%
Independent Power & Renewable Electricity Producers	962,986	2.4%
Multi-Utilities	11,900,757	29.6%
Water Utilities	1,054,705	2.6%
Other**	806	NM
Total	$40,196,519	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM         Not meaningful, amount is less than 0.05%.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Utilities :: 327

Statement of Assets and Liabilities
December 31, 2016

ASSETS:
Total Investment Securities, at cost	$19,950,281
Securities, at value	40,195,713
Repurchase agreements, at value	21,000
Total Investment Securities, at value	40,216,713
Cash	4,570
Dividends and interest receivable	86,921
Receivable for capital shares issued	55,612
Prepaid expenses	277
TOTAL ASSETS	40,364,093
LIABILITIES:
Payable for investments purchased	4,331
Payable for capital shares redeemed	36,457
Advisory fees payable	29,114
Management services fees payable	3,883
Administration fees payable	1,283
Administrative services fees payable	18,496
Distribution fees payable	17,692
Trustee fees payable	13
Transfer agency fees payable	3,859
Fund accounting fees payable	1,456
Compliance services fees payable	234
Other accrued expenses	50,756
TOTAL LIABILITIES	167,574
NET ASSETS	$40,196,519
NET ASSETS CONSIST OF:
Capital	$20,965,736
Accumulated net investment income (loss)	859,688
Accumulated net realized gains (losses) on investments	(1,895,337)
Net unrealized appreciation (depreciation) on investments	20,266,432
NET ASSETS	$40,196,519
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	920,265
Net Asset Value (offering and redemption price per share)	$43.68

Statement of Operations
For the Year Ended December 31, 2016

INVESTMENT INCOME:
Dividends	$1,681,196
Interest	151
TOTAL INVESTMENT INCOME	1,681,347
EXPENSES:
Advisory fees	375,801
Management services fees	50,106
Administration fees	19,707
Transfer agency fees	28,565
Administrative services fees	143,696
Distribution fees	125,267
Custody fees	9,289
Fund accounting fees	23,329
Trustee fees	1,224
Compliance services fees	429
Other fees	79,521
Total Gross Expenses before reductions	856,934
Expenses reduced and reimbursed by the Advisor	(15,141)
TOTAL NET EXPENSES	841,793
NET INVESTMENT INCOME (LOSS)	839,554
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,527,442
Change in net unrealized appreciation/depreciation on investments	3,687,350
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	5,214,792
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$6,054,346

See accompanying notes to financial statements.

328 :: ProFund VP Utilities :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2016	Year Ended December 31, 2015
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$839,554	$767,588
Net realized gains (losses) on investments	1,527,442	2,052,347
Change in net unrealized appreciation/depreciation on investments	3,687,350	(7,090,553)
Change in net assets resulting from operations	6,054,346	(4,270,618)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(750,145)	(843,762)
Net realized gains on investments	(1,400,502)	(192,452)
Change in net assets resulting from distributions	(2,150,647)	(1,036,214)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	66,874,089	39,905,224
Distributions reinvested	2,150,647	1,036,214
Value of shares redeemed	(62,848,800)	(58,741,775)
Change in net assets resulting from capital transactions	6,175,936	(17,800,337)
Change in net assets	10,079,635	(23,107,169)
NET ASSETS:
Beginning of period	30,116,884	53,224,053
End of period	$40,196,519	$30,116,884
Accumulated net investment income (loss)	$859,688	$770,279
SHARE TRANSACTIONS:
Issued	1,518,402	963,107
Reinvested	48,449	25,977
Redeemed	(1,406,550)	(1,454,368)
Change in shares	160,301	(465,284)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Utilities :: 329

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012
Net Asset Value, Beginning of Period	$39.63	$43.44	$35.08	$31.68	$32.47
Investment Activities:
Net investment income (loss)(a)	0.74	0.77	0.74	0.75	0.73
Net realized and unrealized gains (losses) on investments	5.26	(3.55)	8.26	3.51	(0.70)
Total income (loss) from investment activities	6.00	(2.78)	9.00	4.26	0.03
Distributions to Shareholders From:
Net investment income	(0.68)	(0.84)	(0.64)	(0.86)	(0.82)
Net realized gains on investments	(1.27)	(0.19)	—	—	—
Total distributions	(1.95)	(1.03)	(0.64)	(0.86)	(0.82)
Net Asset Value, End of Period	$43.68	$39.63	$43.44	$35.08	$31.68
Total Return	15.07%	(6.40)%	25.88%	13.31%	0.14%
Ratios to Average Net Assets:
Gross expenses	1.71%	1.73%	1.76%	1.76%	1.86%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)	1.68%	1.91%	1.91%	2.17%	2.28%
Supplemental Data:
Net assets, end of period (000’s)	$40,197	$30,117	$53,224	$31,170	$35,535
Portfolio turnover rate(b)	97%	59%	83%	77%	56%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

330 :: ProFund VP U.S. Government Plus :: Management Discussion of Fund Performance

ProFund VP U.S. Government Plus seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (1.25x) the daily movement of the most recently issued 30-year U.S. Treasury Bond (the “Long Bond”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Long Bond. For the year ended December 31, 2016, the Fund had a total return of -0.31%. For the same period, the Long Bond had a total return of 1.06%(1) and a volatility of 14.32%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-quarter times the daily price movement of the Long Bond.(2)

The Fund takes positions in debt instruments and/or derivatives that, in combination, should have similar daily return characteristics as one and one-quarter times the daily price movement of the Long Bond. The Long Bond is the longest term outstanding 30-year bond issued by the U.S. Treasury. As of December 31, 2016, the most recent Long Bond carried a maturity date of November 15, 2046 and a 2.88% coupon.

During the year ended December 31, 2016, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in bonds in order to gain leveraged exposure to the Long Bond. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP U.S. Government Plus from December 31, 2006 to December 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/16

Fund	One Year	Five Year	Ten Year
ProFund VP U.S. Government Plus	-0.31%	0.94%	6.29%
30-year U.S. Treasury Bond	1.06%	1.91%	6.57%
Ryan Labs On-The-Run 30 Year Treasury Index	1.06%	1.91%	6.56%

Expense Ratios**

Fund	Gross	Net
ProFund VP U.S. Government Plus	1.41%	1.38%

**Reflects the expense ratio as reported in the Prospectus dated May 2, 2016. Contractual fee waivers are in effect through April 30, 2017. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings

Market Exposure

Investment Type	% of Net Assets
Fixed Income Securities	44%
Futures Contracts	6%
Swap Agreements	74%
Total Exposure	124%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP U.S. Government Plus primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)         The Long Bond reflects a yield component. It does not reflect the impact of transaction and financing costs, nor the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees. The Fund’s performance reflects a yield component, the impact of transaction and financing costs and the deduction of fees and expenses.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Long Bond and the performance of the daily total return of the NAV per share of the Fund.

(3)         The Ryan Labs On-The-Run 30 Year Treasury Index is an index that consists of public obligations of the U.S. Treasury consisting of a single security, the latest issued on-the-run 30 Year Treasury bond. This Index reflects both price return and yield. It does not reflect the impact of transaction costs nor the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. It is not possible to invest directly in an index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP U.S. Government Plus :: 331

Schedule of Portfolio Investments :: December 31, 2016

U.S. Treasury Obligation (44.0%)

	Principal Amount	Value
U.S. Treasury Bond, 2.88%, 11/15/46+	$11,940,000	$11,528,630
TOTAL U.S. TREASURY OBLIGATION (Cost $11,791,139)		11,528,630

Repurchase Agreements(a)(b) (53.3%)

Repurchase Agreements with various counterparties, rates 0.23%—0.44%, dated 12/30/16, due 1/3/17, total to be received $13,932,419	13,932,000	13,932,000
TOTAL REPURCHASE AGREEMENTS (Cost $13,932,000)		13,932,000
TOTAL INVESTMENT SECURITIES (Cost $25,723,139)—97.3%		25,460,630
Net other assets (liabilities)—2.7%		701,091
NET ASSETS—100.0%		$26,161,721

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2016, the aggregate amount held in a segregated account was $197,000.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
30-Year U.S. Treasury Bond Futures Contracts	10	3/23/17	$1,503,750	$4,360

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
30-Year U.S. Treasury Bond, 2.88% due on 11/15/46+	Citibank North America	1/6/17	(0.10)%	$9,752,024	$75,794
30-Year U.S. Treasury Bond, 2.88% due on 11/15/46+	Societe’ Generale	1/6/17	0.10%	9,752,024	64,073
				$19,504,048	$139,867

^                  Reflects the floating financing rate, as of December 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

+                 These securities were fair valued based on procedures approved by the Board of Trustees. As of December 31, 2016, these securities represented 44.601% of the net assets of the Fund.

See accompanying notes to financial statements.

332 :: ProFund VP U.S. Government Plus :: Financial Statements

Statement of Assets and Liabilities
December 31, 2016

ASSETS:
Total Investment Securities, at cost	$25,723,139
Securities, at value	11,528,630
Repurchase agreements, at value	13,932,000
Total Investment Securities, at value	25,460,630
Cash	117
Segregated cash balances with brokers	48,400
Interest receivable	44,778
Unrealized gain on swap agreements	139,867
Receivable for capital shares issued	885,772
Variation margin on futures contracts	4,688
Prepaid expenses	251
TOTAL ASSETS	26,584,503
LIABILITIES:
Payable for capital shares redeemed	326,897
Advisory fees payable	16,843
Management services fees payable	3,369
Administration fees payable	840
Administrative services fees payable	13,475
Distribution fees payable	14,905
Trustee fees payable	9
Transfer agency fees payable	2,813
Fund accounting fees payable	954
Compliance services fees payable	189
Other accrued expenses	42,488
TOTAL LIABILITIES	422,782
NET ASSETS	$26,161,721
NET ASSETS CONSIST OF:
Capital	$37,367,571
Accumulated net realized gains (losses) on investments	(11,087,568)
Net unrealized appreciation (depreciation) on investments	(118,282)
NET ASSETS	$26,161,721
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,153,505
Net Asset Value (offering and redemption price per share)	$22.68

Statement of Operations
For the Year Ended December 31, 2016

INVESTMENT INCOME:
Interest	$411,240
EXPENSES:
Advisory fees	215,294
Management services fees	43,058
Administration fees	17,145
Transfer agency fees	24,846
Administrative services fees	114,704
Distribution fees	107,647
Custody fees	6,504
Fund accounting fees	19,968
Trustee fees	1,074
Compliance services fees	339
Other fees	60,205
Total Gross Expenses before reductions	610,784
Expenses reduced and reimbursed by the Advisor	(16,575)
TOTAL NET EXPENSES	594,209
NET INVESTMENT INCOME (LOSS)	(182,969)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	147,678
Net realized gains (losses) on futures contracts	56,836
Net realized gains (losses) on swap agreements	318,722
Change in net unrealized appreciation/depreciation on investments	(55,364)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	467,872
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$284,903

See accompanying notes to financial statements.

Financial Statements :: ProFund VP U.S. Government Plus :: 333

Statements of Changes in Net Assets

	Year Ended December 31, 2016	Year Ended December 31, 2015
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$(182,969)	$(42,361)
Net realized gains (losses) on investments	523,236	570,415
Change in net unrealized appreciation/depreciation on investments	(55,364)	(2,177,823)
Change in net assets resulting from operations	284,903	(1,649,769)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	262,403,008	318,979,659
Value of shares redeemed	(267,429,335)	(327,001,115)
Change in net assets resulting from capital transactions	(5,026,327)	(8,021,456)
Change in net assets	(4,741,424)	(9,671,225)
NET ASSETS:
Beginning of period	30,903,145	40,574,370
End of period	$26,161,721	$30,903,145
SHARE TRANSACTIONS:
Issued	10,223,778	13,513,827
Redeemed	(10,428,405)	(13,838,262)
Change in shares	(204,627)	(324,435)

See accompanying notes to financial statements.

334 :: ProFund VP U.S. Government Plus :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012
Net Asset Value, Beginning of Period	$22.75	$24.11	$17.71	$22.99	$28.09
Investment Activities:
Net investment income (loss)(a)	(0.11)	(0.03)	0.04	0.04	(0.01)
Net realized and unrealized gains (losses) on investments	0.04	(1.33)	6.40	(4.21)	(0.01)
Total income (loss) from investment activities	(0.07)	(1.36)	6.44	(4.17)	(0.02)
Distributions to Shareholders From:
Net investment income	—	—	(0.04)	(0.05)	—
Net realized gains on investments	—	—	—	(1.06)	(5.08)
Return of capital	—	—	— (b)	—	—
Total distributions	—	—	(0.04)	(1.11)	(5.08)
Net Asset Value, End of Period	$22.68	$22.75	$24.11	$17.71	$22.99
Total Return	(0.31)%	(5.64)%	36.39%	(19.11)%	0.97%
Ratios to Average Net Assets:
Gross expenses	1.42%	1.42%	1.46%	1.42%	1.56%
Net expenses	1.38%	1.38%	1.38%	1.38%	1.38%
Net investment income (loss)	(0.42)%	(0.12)%	0.18%	0.19%	(0.06)%
Supplemental Data:
Net assets, end of period (000’s)	$26,162	$30,903	$40,574	$21,814	$47,376
Portfolio turnover rate(c)	400%	573%	903%	1,099%	899%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Amount is less than $0.005.

(c)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Management Discussion of Fund Performance :: ProFund VP Rising Rates Opportunity :: 335

ProFund VP Rising Rates Opportunity seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times the inverse (-1.25x) of the daily movement of the most recently issued 30-year U.S. Treasury Bond ( the “Long Bond”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Long Bond. For the year ended December 31, 2016, the Fund had a total return of -5.16%. For the same period, the Long Bond had a total return of 1.06%(1) and a volatility of 14.32%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-quarter times the inverse of the daily price movement of the Long Bond.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as one and one-quarter times the inverse of the daily price movement of the Long Bond. The Long Bond is the longest term outstanding 30-year bond issued by the U.S. Treasury. As of December 31, 2016, the most recent Long Bond carried a maturity date of November 15, 2046 and a 2.88% coupon.

During the year ended December 31, 2016, the Fund invested in swap agreements and futures contracts as a substitute for shorting bonds in order to gain inverse leveraged exposure to the Long Bond. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Rising Rates Opportunity from December 31, 2006 to December 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/16

Fund	One Year	Five Year	Ten Year
ProFund VP Rising Rates Opportunity	-5.16%	-6.74%	-11.71%
30-year U.S. Treasury Bond	1.06%	1.91%	6.57%
Ryan Labs On-The-Run 30 Year Treasury Index	1.06%	1.91%	6.56%

Expense Ratios**

Fund	Gross	Net
ProFund VP Rising Rates Opportunity	1.68%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 2, 2016. Contractual fee waivers are in effect through April 30, 2017. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(8)%
Swap Agreements	(119)%
Total Exposure	(127)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Rising Rates Opportunity primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)         The Long Bond reflects a yield component. It does not reflect the impact of transaction and financing costs, nor the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees. The Fund’s performance reflects a yield component, the impact of transaction and financing costs and the deduction of fees and expenses.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Long Bond and the performance of the daily total return of the NAV per share of the Fund.

(3)         The Ryan Labs On-The-Run 30 Year Treasury Index is an index that consists of public obligations of the U.S. Treasury consisting of a single security, the latest issued on-the-run 30 Year Treasury bond. This Index reflects both price return and yield. It does not reflect the impact of transaction costs nor the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. It is not possible to invest directly in an index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

336 :: ProFund VP Rising Rates Opportunity :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2016

Repurchase Agreements(a)(b) (101.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.23%—0.44%, dated 12/30/16, due 1/3/17, total to be received $18,921,569	$18,921,000	$18,921,000
TOTAL REPURCHASE AGREEMENTS (Cost $18,921,000)		18,921,000
TOTAL INVESTMENT SECURITIES (Cost $18,921,000)—101.3%		18,921,000
Net other assets (liabilities)—(1.3)%		(245,145)
NET ASSETS—100.0%		$18,675,855

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2016, the aggregate amount held in a segregated account was $374,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
30-Year U.S. Treasury Bond Futures Contracts	10	3/23/17	$1,503,750	$(4,390)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
30-Year U.S. Treasury Bond, 2.88% due on 11/15/46+	Citibank North America	1/6/17	(0.20)%	$(19,793,711)	$(150,350)
30-Year U.S. Treasury Bond, 2.88% due on 11/15/46+	Societe’ Generale	1/6/17	(0.54)%	(2,413,867)	10,487
				$(22,207,578)	$(139,863)

^               Reflects the floating financing rate, as of December 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

+              As of December 31, 2016, these investments were fair valued in good faith in accordance with procedures approved by the Board of Trustees and represent 0.749% of the net assets of the Fund.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Rising Rates Opportunity :: 337

Statement of Assets and Liabilities
December 31, 2016

ASSETS:
Total Investment Securities, at cost	$18,921,000
Repurchase agreements, at value	18,921,000
Total Investment Securities, at value	18,921,000
Cash	131
Segregated cash balances with brokers	48,400
Interest receivable	284
Unrealized gain on swap agreements	10,487
Receivable for capital shares issued	36,160
Prepaid expenses	61
TOTAL ASSETS	19,016,523

LIABILITIES:
Payable for capital shares redeemed	143,560
Unrealized loss on swap agreements	150,350
Variation margin on futures contracts	4,688
Advisory fees payable	14,665
Management services fees payable	1,955
Administration fees payable	554
Administrative services fees payable	5,792
Distribution fees payable	6,000
Trustee fees payable	6
Transfer agency fees payable	1,375
Fund accounting fees payable	629
Compliance services fees payable	75
Other accrued expenses	11,019
TOTAL LIABILITIES	340,668
NET ASSETS	$18,675,855

NET ASSETS CONSIST OF:
Capital	$42,221,922
Accumulated net realized gains (losses) on investments	(23,401,814)
Net unrealized appreciation (depreciation) on investments	(144,253)
NET ASSETS	$18,675,855
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	352,945
Net Asset Value (offering and redemption price per share)	$52.91

Statement of Operations
For the Year Ended December 31, 2016

INVESTMENT INCOME:
Interest	$31,178

EXPENSES:
Advisory fees	87,592
Management services fees	11,679
Administration fees	4,704
Transfer agency fees	6,813
Administrative services fees	31,883
Distribution fees	29,197
Custody fees	1,655
Fund accounting fees	5,467
Trustee fees	294
Compliance services fees	112
Other fees	10,216
Recoupment of prior expenses reduced by the Advisor	6,595
TOTAL NET EXPENSES	196,207
NET INVESTMENT INCOME (LOSS)	(165,029)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	14,031
Net realized gains (losses) on swap agreements	(90,308)
Change in net unrealized appreciation/depreciation on investments	(250,780)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(327,057)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(492,086)

See accompanying notes to financial statements.

338 :: ProFund VP Rising Rates Opportunity :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2016		Year Ended December 31, 2015
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$(165,029)		$(270,581)
Net realized gains (losses) on investments	(76,277)		(1,345,721)
Change in net unrealized appreciation/depreciation on investments	(250,780)		850,832
Change in net assets resulting from operations	(492,086)		(765,470)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	117,489,411		153,570,898
Value of shares redeemed	(114,074,072)		(156,551,197)
Change in net assets resulting from capital transactions	3,415,339		(2,980,299)
Change in net assets	2,923,253		(3,745,769)
NET ASSETS:
Beginning of period	15,752,602		19,498,371
End of period	$18,675,855		$15,752,602
SHARE TRANSACTIONS:
Issued	2,435,725	(a)	2,765,695	(a)
Redeemed	(2,365,081	)(a)	(2,827,134	)(a)
Change in shares	70,644		(61,439)

(a) As described in Note 10, share amounts have been adjusted for 1:10 reverse stock split that occurred on December 5, 2016.

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Rising Rates Opportunity :: 339

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2016(a)	Year Ended Dec. 31, 2015(a)	Year Ended Dec. 31, 2014(a)	Year Ended Dec. 31, 2013(a)	Year Ended Dec. 31, 2012(a)
Net Asset Value, Beginning of Period	$55.80	$56.72	$81.29	$69.79	$74.97
Investment Activities:
Net investment income (loss)(b)	(0.68)	(0.90)	(1.10)	(1.30)	(1.10)
Net realized and unrealized gains (losses) on investments	(2.21)	(0.02)	(23.47)	12.80	(4.08)
Total income (loss) from investment activities	(2.89)	(0.92)	(24.57)	11.50	(5.18)
Net Asset Value, End of Period	$52.91	$55.80	$56.72	$81.29	$69.79
Total Return	(5.16)%	(1.59)%	(30.26)%	16.48%	(6.93)%
Ratios to Average Net Assets:
Gross expenses	1.68%	1.68%	1.70%	1.74%	1.79%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)	(1.41)%	(1.63)%	(1.66)%	(1.65)%	(1.57)%
Supplemental Data:
Net assets, end of period (000’s)	$18,676	$15,753	$19,498	$30,319	$19,601
Portfolio turnover rate(c)	—	—	—	—	—

(a)         As described in Note 10, share amounts have been adjusted for 1:10 reverse stock split that occurred on December 5, 2016.

(b)         Per share net investment income (loss) has been calculated using the average daily shares method.

(c)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

340 :: ProFund VP Falling U.S. Dollar :: Management Discussion of Fund Performance

ProFund VP Falling U.S. Dollar seeks daily investment results, before fees and expenses, that correspond to the daily performance of the basket of currencies included in the U.S. Dollar Index (the “Index”). The Index measures the performance of the U.S. dollar against a basket of six major world currencies (the “Benchmark”). For the year ended December 31, 2016, the Fund had a total return of -5.86%. For the same period, the Index had a price return of 3.76%(1) and a volatility of 7.31%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the daily return of the Benchmark. The six major currencies and their weightings are: Euro 57%; Japanese yen 14%; British pound 12%; Canadian dollar 9%; Swedish krona 4% and Swiss franc 4%. As the value of the U.S. dollar depreciates versus the Benchmark, the performance of the Fund increases. As the value of the U.S. dollar appreciates versus the Benchmark, the performance of the Fund declines. The Fund does not normally provide investment returns that match the inverse of the Index.

During the year ended December 31, 2016, the Fund invested in forward currency contracts to gain exposure to the Benchmark. These derivatives generally tracked the performance of their underlying benchmark. The Fund entered into forward currency contracts with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Falling U.S. Dollar from August 31, 2007 to December 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/16

Fund	One Year	Five Year	Since Inception
ProFund VP Falling U.S. Dollar	-5.86%	-6.36%	-3.60%
U.S. Dollar Index	3.76%	4.98%	2.56%
S&P 500	11.96%	14.66%	6.88%

Expense Ratios**

Fund	Gross	Net
ProFund VP Falling U.S. Dollar	1.68%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 2, 2016. Contractual fee waivers are in effect through April 30, 2017. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Forward Currency Contracts	(101)%
Total Exposure	(101)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Falling U.S. Dollar primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

U.S. Dollar Index — Composition

% of Index
Euro	57%
Japanese yen	14%
British pound	12%
Canadian dollar	9%
Swedish krona	4%
Swiss franc	4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)         The graph and table DO NOT reflect the theoretical reinvestment of dividends nor the impact of transaction costs and the deduction of fees and expenses associated with a mutual fund such, as investment management and accounting fees. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)         The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. It is not possible to invest directly into an index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Falling U.S. Dollar :: 341

Schedule of Portfolio Investments :: December 31, 2016

Repurchase Agreements(a)(b) (103.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.23%—0.44%, dated 12/30/16, due 1/3/17, total to be received $461,014	$461,000	$461,000
TOTAL REPURCHASE AGREEMENTS (Cost $461,000)		461,000
TOTAL INVESTMENT SECURITIES (Cost $461,000)—103.6%		461,000
Net other assets (liabilities)—(3.6)%		(16,149)
NET ASSETS—100.0%		$444,851

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of this security is held in a segregated account for the benefit of forward currency contract counterparties in the event of default. As of December 31, 2016, the aggregate amount held in a segregated account was $90,000.

At December 31, 2016, the ProFund VP Falling U.S. Dollar’s forward currency contracts with Goldman Sachs International, were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Short:
British pound vs. U.S. dollar	1/13/17	39,725	$50,291	$48,966	$1,325
Canadian dollar vs. U.S. dollar	1/13/17	51,265	39,036	38,193	843
Euro vs. U.S. dollar	1/13/17	216,746	230,554	228,285	2,269
Japanese yen vs. U.S. dollar	1/13/17	5,737,095	49,914	49,133	781
Swedish krona vs. U.S. dollar	1/13/17	157,463	17,209	17,307	(98)
Swiss franc vs. U.S. dollar	1/13/17	14,495	14,342	14,253	89
Total Short Contracts			$401,346	$396,137	$5,209
Long:
British pound vs. U.S. dollar	1/13/17	70,237	$88,690	$86,577	$(2,113)
Canadian dollar vs. U.S. dollar	1/13/17	86,544	65,316	64,476	(840)
Euro vs. U.S. dollar	1/13/17	368,389	397,165	387,999	(9,166)
Japanese yen vs. U.S. dollar	1/13/17	11,076,658	97,684	94,861	(2,823)
Swedish krona vs. U.S. dollar	1/13/17	189,164	20,922	20,791	(131)
Swiss franc vs. U.S. dollar	1/13/17	25,278	25,159	24,856	(303)
Total Long Contracts			$694,936	$679,560	$(15,376)

At December 31, 2016, the ProFund VP Falling U.S. Dollar’s forward currency contracts with UBS AG, were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Long:
British pound vs. U.S. dollar	1/13/17	12,310	$15,546	$15,174	$(372)
Canadian dollar vs. U.S. dollar	1/13/17	19,110	14,426	14,237	(189)
Euro vs. U.S. dollar	1/13/17	95,715	103,203	100,810	(2,393)
Japanese yen vs. U.S. dollar	1/13/17	1,793,277	15,828	15,358	(470)
Swedish krona vs. U.S. dollar	1/13/17	143,855	15,909	15,811	(98)
Swiss franc vs. U.S. dollar	1/13/17	5,836	5,808	5,739	(69)
Total Long Contracts			$170,720	$167,129	$(3,591)

See accompanying notes to financial statements.

342 :: ProFund VP Falling U.S. Dollar :: Financial Statements

Statement of Assets and Liabilities
December 31, 2016

ASSETS:
Total Investment Securities, at cost	$461,000
Repurchase agreements, at value	461,000
Total Investment Securities, at value	461,000
Cash	737
Segregated cash balances with custodian	320
Unrealized appreciation on forward currency contracts	5,307
Interest receivable	7
Prepaid expenses	3
TOTAL ASSETS	467,374

LIABILITIES:
Payable for capital shares redeemed	6
Unrealized depreciation on forward currency contracts	19,065
Advisory fees payable	330
Management services fees payable	44
Administration fees payable	19
Administrative services fees payable	368
Distribution fees payable	384
Transfer agency fees payable	63
Fund accounting fees payable	22
Compliance services fees payable	3
Other accrued expenses	2,219
TOTAL LIABILITIES	22,523
NET ASSETS	$444,851

NET ASSETS CONSIST OF:
Capital	$682,055
Accumulated net realized gains (losses) on investments	(223,446)
Net unrealized appreciation (depreciation) on investments	(13,758)
NET ASSETS	$444,851

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	21,630
Net Asset Value (offering and redemption price per share)	$20.57

Statement of Operations
For the Year Ended December 31, 2016

INVESTMENT INCOME:
Interest	$1,749

EXPENSES:
Advisory fees	5,066
Management services fees	676
Administration fees	276
Transfer agency fees	402
Administrative services fees	1,626
Distribution fees	1,689
Custody fees	18,676
Fund accounting fees	322
Trustee fees	18
Compliance services fees	5
Other fees	911
Total Gross Expenses before reductions	29,667
Expenses reduced and reimbursed by the Advisor	(18,319)
TOTAL NET EXPENSES	11,348
NET INVESTMENT INCOME (LOSS)	(9,599)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on forward currency contracts	549
Change in net unrealized appreciation/depreciation on investments	(18,754)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(18,205)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(27,804)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Falling U.S. Dollar :: 343

Statements of Changes in Net Assets

	Year Ended December 31, 2016	Year Ended December 31, 2015
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(9,599)	$(12,562)
Net realized gains (losses) on investments	549	(75,610)
Change in net unrealized appreciation/depreciation on investments	(18,754)	14,825
Change in net assets resulting from operations	(27,804)	(73,347)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	5,454,723	2,898,529
Value of shares redeemed	(5,777,805)	(2,652,891)
Change in net assets resulting from capital transactions	(323,082)	245,638
Change in net assets	(350,886)	172,291

NET ASSETS:
Beginning of period	795,737	623,446
End of period	$444,851	$795,737

SHARE TRANSACTIONS:
Issued	248,727	127,084
Redeemed	(263,517)	(116,346)
Change in shares	(14,790)	10,738

See accompanying notes to financial statements.

344 :: ProFund VP Falling U.S. Dollar :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012
Net Asset Value, Beginning of Period	$21.85	$24.28	$27.78	$28.35	$28.57

Investment Activities:
Net investment income (loss)(a)	(0.31)	(0.37)	(0.45)	(0.45)	(0.45)
Net realized and unrealized gains (losses) on investments	(0.97)	(2.06)	(3.05)	(0.12)	0.23
Total income (loss) from investment activities	(1.28)	(2.43)	(3.50)	(0.57)	(0.22)

Net Asset Value, End of Period	$20.57	$21.85	$24.28	$27.78	$28.35

Total Return	(5.86)%	(10.01)%	(12.60)%	(2.01)%	(0.77)%

Ratios to Average Net Assets:
Gross expenses	4.39%	1.89%	2.37%	2.45%	2.36%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)	(1.42)%	(1.64)%	(1.66)%	(1.65)%	(1.58)%

Supplemental Data:
Net assets, end of period (000’s)	$445	$796	$623	$1,318	$1,183
Portfolio turnover rate(b)	—	—	—	—	—

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

Management Discussion of Fund Performance :: ProFund VP Government Money Market :: 345

ProFund VP Government Money Market seeks, as its investment objective, a high level of current income consistent with liquidity and preservation of capital. For the year ended December 31, 2016, the Fund returned 0.02%. The Fund’s seven-day yield, as of December 31, 2016, was 0.02%(1).

An investment in this ProFund VP is neither guaranteed nor insured by the Federal Deposit Insurance Corporation or any other government agency. Although the ProFund VP strives to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in this ProFund VP.

Allocation of Portfolio Holdings

Market Exposure

Investment Type	% of Net Assets
U.S. Treasury Obligations	25%
Repurchase Agreements	136%
Total Exposure	161%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)         The seven-day yield quotation more closely reflects the current earnings of the government money market fund than the total return quotation. The seven-day yield reflects a reduction in the Fund’s fees. Without the reduction of fees, the yield would have been (1.13)%.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

346 :: ProFund VP Government Money Market :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2016

U.S. Treasury Obligations (24.8%)

	Principal Amount	Value
U.S. Treasury Bill
0.60%+, 10/12/17	$11,000,000	$10,947,815
0.79%+, 11/9/17	19,000,000	18,871,127
TOTAL U.S. TREASURY OBLIGATIONS (Cost $29,818,942)		29,818,942

Repurchase Agreements(a) (135.9%)

Repurchase Agreements with various counterparties, rates 0.23%—0.44%, dated 12/30/16, due 1/3/17, total to be received $163,188,904	163,184,000	163,184,000
TOTAL REPURCHASE AGREEMENTS (Cost $163,184,000)		163,184,000
TOTAL INVESTMENT SECURITIES (Cost $193,002,942)—160.7%		193,002,942
Net other assets (liabilities)—(60.7)%		(72,904,142)
NET ASSETS—100.0%		$120,098,800

+                 Reflects the effective yield or interest rate in effect at December 31, 2016.

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Government Money Market :: 347

Statement of Assets and Liabilities
December 31, 2016

ASSETS:
Total Investment Securities, at cost	$193,002,942
Securities, at value	29,818,942
Repurchase agreements, at value	163,184,000
Total Investment Securities, at value	193,002,942
Cash	597
Interest receivable	2,452
Receivable for capital shares issued	429,966
Prepaid expenses	1,232
TOTAL ASSETS	193,437,189

LIABILITIES:
Payable for capital shares redeemed	73,045,814
Advisory fees payable	20,143
Management services fees payable	2,686
Administration fees payable	5,524
Trustee fees payable	58
Transfer agency fees payable	17,693
Fund accounting fees payable	6,268
Compliance services fees payable	937
Other accrued expenses	239,266
TOTAL LIABILITIES	73,338,389
NET ASSETS	$120,098,800

NET ASSETS CONSIST OF:
Capital	$120,090,423
Accumulated net realized gains (losses) on investments	8,377
NET ASSETS	$120,098,800

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	120,090,423
Net Asset Value (offering and redemption price per share)	$1.00

Statement of Operations
For the Year Ended December 31, 2016

INVESTMENT INCOME:
Interest	$616,330

EXPENSES:
Advisory fees	1,514,555
Management services fees	201,938
Administration fees	85,970
Transfer agency fees	124,830
Custody fees	31,025
Fund accounting fees	100,320
Trustee fees	5,490
Compliance services fees	1,488
Other fees	245,401
Total Gross Expenses before reductions	2,311,017
Expenses reduced and reimbursed by the Advisor	(1,722,712)
TOTAL NET EXPENSES	588,305
NET INVESTMENT INCOME	28,025

REALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	9,817
NET REALIZED GAINS (LOSSES) ON INVESTMENTS	9,817

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$37,842

See accompanying notes to financial statements.

348 :: ProFund VP Government Money Market :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2016	Year Ended December 31, 2015
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income	$28,025	$41,357
Net realized gains (losses) on investments	9,817	11,618
Change in net assets resulting from operations	37,842	52,975

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(41,087)	(46,856)
Change in net assets resulting from distributions	(41,087)	(46,856)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	2,533,007,429	3,338,522,357
Distributions reinvested	41,087	46,856
Value of shares redeemed	(2,611,298,667)	(3,270,249,009)
Change in net assets resulting from capital transactions	(78,250,151)	68,320,204
Change in net assets	(78,253,396)	68,326,323

NET ASSETS:
Beginning of period	198,352,196	130,025,873
End of period	$120,098,800	$198,352,196

SHARE TRANSACTIONS:
Issued	2,533,007,429	3,338,522,357
Reinvested	41,087	46,856
Redeemed	(2,611,298,667)	(3,270,249,009)
Change in shares	(78,250,151)	68,320,204

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Government Money Market :: 349

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2016		Year Ended Dec. 31, 2015		Year Ended Dec. 31, 2014		Year Ended Dec. 31, 2013		Year Ended Dec. 31, 2012
Net Asset Value, Beginning of Period	$1.000		$1.000		$1.000		$1.000		$1.000

Investment Activities:
Net investment income	—	(a)	—	(a)	—	(a)	—	(a)	— (a)
Net realized gains (losses) on investments	—	(a)	—	(a)	—	(a)	—	(a)	—
Total income from investment activities	—	(a)	—	(a)	—	(a)	—	(a)	— (a)

Distributions to Shareholders From:
Net investment income	—	(a)	—	(a)	—	(a)	—	(a)	— (a)

Net Asset Value, End of Period	$1.000		$1.000		$1.000		$1.000		$1.000

Total Return	0.02%		0.02%		0.02%		0.02%		0.02%

Ratios to Average Net Assets:
Gross expenses	1.14%		1.17%		1.13%		1.12%		1.41%
Net expenses(b)	0.29%		0.06%		—	(c)	0.01%		0.09%
Net investment income	0.01%		0.02%		0.02%		0.02%		0.02%

Supplemental Data:
Net assets, end of period (000’s)	$120,099		$198,352		$130,026		$188,760		$203,447

(a)  Amount is less than $0.0005.

(b)  The expense ratio for the period reflects the reduction of certain expenses to maintain a certain minimum net yield.

(c)  Amount is less than 0.005%.

See accompanying notes to financial statements.

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Notes to Financial Statements

352 :: Notes to Financial Statements :: December 31, 2016

1. Organization

ProFunds (the “Trust”) consists of 112 separate investment portfolios and is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”) and thus follows accounting and reporting guidance for investment companies. The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying financial statements relate to the portfolios of the Trust included in this report (collectively, the “ProFunds VP” and individually, a “ProFund VP”). The ProFunds VP, excluding ProFund VP Government Money Market (formerly ProFund VP Money Market), are referred to as the “non-money market ProFunds VP.” Each non-money market ProFund VP, other than ProFund VP Large-Cap Value, ProFund VP Large-Cap Growth, ProFund VP Mid-Cap Value, ProFund VP Mid-Cap Growth, ProFund VP Small-Cap Value, ProFund VP Small-Cap Growth, ProFund VP Europe 30, ProFund VP Consumer Services, ProFund VP Industrials, ProFund VP Real Estate and ProFund VP Utilities, is classified as non-diversified under the 1940 Act. Each ProFund VP has one class of shares.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust and ProFunds VP’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFunds VP.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund VP in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates.

Investment Valuation

The ProFunds VP record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3.

Repurchase Agreements

Each ProFund VP may enter into repurchase agreements with financial institutions in pursuit of its investment objective, as “cover” for the investment techniques it employs, or for liquidity purposes. Repurchase agreements are primarily used by the ProFunds VP as short-term investments for cash positions. Under a repurchase agreement, a ProFund VP purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

The ProFunds VP follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions generally with major, global financial institutions whose creditworthiness is continuously monitored by ProFund Advisors LLC (the “Advisor”). In addition, the value of the collateral underlying the repurchase agreement is required to be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. Funds within both the Trust and Access One Trust (an affiliated trust) invest in repurchase agreements jointly. Each ProFund VP, therefore, holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each ProFund VP. The collateral underlying the repurchase agreement is held by the ProFund VP’s custodian. In the event of a default or bankruptcy by a selling financial institution, a ProFund VP will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund VP could suffer a loss. A ProFund VP also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund VP expected to receive under the repurchase agreement. During periods of high demand for repurchase agreements, the ProFunds VP may be unable to invest available cash in these instruments to the extent desired by the Advisor.

Information concerning the counterparties, value of, collateralization and amounts due under Repurchase Agreement transactions may be found in the table below.

December 31, 2016 :: Notes to Financial Statements :: 353

As of December 31, 2016, the ProFunds VP had undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent principal amount, cost and value for each respective repurchase agreement.

Fund Name	Deutsche Bank Securities, Inc., 0.44% dated 12/30/16, due 1/3/17(1)	HSBC Securities (USA), Inc., 0.27% dated 12/30/16, due 1/3/17(2)	RBC Capital Markets, LLC, 0.23% dated 12/30/16, due 1/3/17(3)	UMB Bank N.A., 0.27% dated 12/30/16, due 1/3/17(4)
ProFund VP Bull	$2,092,000	$32,925,000	$8,370,000	$182,000
ProFund VP Mid-Cap	1,099,000	17,305,000	4,398,000	98,000
ProFund VP Small-Cap	776,000	12,223,000	3,106,000	70,000
ProFund VP Dow 30	15,000	263,000	65,000	6,000
ProFund VP NASDAQ-100	1,295,000	20,385,000	5,182,000	114,000
ProFund VP Large-Cap Value	10,000	172,000	43,000	3,000
ProFund VP Large-Cap Growth	1,000	30,000	7,000	2,000
ProFund VP Mid-Cap Growth	8,000	140,000	35,000	3,000
ProFund VP Small-Cap Growth	3,000	55,000	14,000	2,000
ProFund VP Asia 30	10,000	166,000	42,000	2,000
ProFund VP International	302,000	4,782,000	1,215,000	31,000
ProFund VP Emerging Markets	41,000	663,000	168,000	6,000
ProFund VP Japan	537,000	8,460,000	2,150,000	48,000
ProFund VP UltraBull	361,000	5,704,000	1,449,000	36,000
ProFund VP UltraMid-Cap	344,000	5,440,000	1,383,000	34,000
ProFund VP UltraSmall-Cap	862,000	13,598,000	3,456,000	81,000
ProFund VP UltraNASDAQ-100	1,467,000	23,119,000	5,876,000	133,000
ProFund VP Bear	303,000	4,797,000	1,218,000	31,000
ProFund VP Short Mid-Cap	9,000	171,000	42,000	6,000
ProFund VP Short Small-Cap	97,000	1,555,000	394,000	12,000
ProFund VP Short Dow 30	—	21,000	4,000	4,000
ProFund VP Short NASDAQ-100	176,000	2,786,000	707,000	20,000
ProFund VP Short International	56,000	900,000	227,000	9,000
ProFund VP Short Emerging Markets	77,000	1,235,000	313,000	11,000
ProFund VP UltraShort Dow 30	—	12,000	2,000	4,000
ProFund VP UltraShort NASDAQ-100	34,000	553,000	139,000	7,000
ProFund VP Basic Materials	—	7,000	1,000	2,000
ProFund VP Biotechnology	12,000	194,000	49,000	2,000
ProFund VP Consumer Services	—	3,000	—	1,000
ProFund VP Financials	11,000	173,000	44,000	2,000
ProFund VP Oil & Gas	26,000	422,000	107,000	4,000
ProFund VP Pharmaceuticals	1,000	20,000	5,000	1,000
ProFund VP Precious Metals	1,303,000	20,536,000	5,219,000	117,000
ProFund VP Semiconductor	—	14,000	3,000	2,000
ProFund VP Technology	7,000	125,000	31,000	3,000
ProFund VP Telecommunications	3,000	60,000	15,000	2,000
ProFund VP Utilities	1,000	15,000	4,000	1,000
ProFund VP U.S. Government Plus	667,000	10,527,000	2,675,000	63,000
ProFund VP Rising Rates Opportunity	907,000	14,297,000	3,634,000	83,000
ProFund VP Falling U.S. Dollar	20,000	347,000	87,000	7,000
ProFund VP Government Money Market	7,838,000	123,323,000	31,353,000	670,000
	$20,771,000	$327,523,000	$83,232,000	$1,915,000

Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities as of December 31, 2016 as follows:

(1)         U.S. Treasury Notes, 2.00%, due 8/15/25, total value $21,189,935.

(2)         U.S. Treasury Inflation-Protected Securities (TIPS), 0.125%, due 4/15/20, U.S. Treasury Notes, 0.50% to 7.625%, due 7/31/17 to 8/15/25, U.S. Treasury Separate Trading of Registered Interest and Principal of Securities (STRIPS), effective yield or interest rate in effect at December 31, 2016, 1.227% to 3.228%, due 2/15/18 to 11/15/45, which had an aggregate value of $334,078,303.

(3)         U.S. Treasury Inflation-Protected Securities (TIPS), 0.125%, due 4/15/20, total value $84,901,165.

(4)         U.S. Treasury Notes, 0.50%, due 7/31/17, total value $1,958,517.

354 :: Notes to Financial Statements :: December 31, 2016

Depositary Receipts

Certain non-money market ProFunds VP may invest in American Depositary Receipts (“ADRs”), New York Shares (“NYSs”) and Global Depositary Receipts (“GDRs”). ADRs represent the right to receive securities of foreign issuers deposited in a bank or corresponding bank. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. For many foreign securities, U.S. dollar-denominated ADRs, which are traded in the United States on exchanges or over-the-counter (“OTC”), are issued by domestic banks. NYSs (or “direct shares”) are foreign stocks denominated in U.S. dollars that trade on American exchanges without being converted to ADRs. GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world.

Real Estate Investment Trusts

Certain non-money market ProFunds VP may invest in real estate investment trusts (“REITS”) which report information on the source of their distributions annually. REITS are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self-liquidation, the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, and the possibility of failing to maintain exempt status under the 1940 Act. Certain distributions received from REITS during the year are recorded as realized gains or return of capital when such information becomes known.

Derivative Instruments

In seeking to achieve each ProFund VP’s investment objective, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative instruments such as futures contracts, forward currency contracts and swap agreements, that a ProFund VP should hold to approximate the daily performance, inverse performance, or multiple thereof, as applicable, of its benchmark. All derivative instruments held during the year ended December 31, 2016, were utilized to gain exposure or inverse exposure to each ProFund VP’s benchmark (e.g., index, etc.) to meet its investment objective.

Each non-money market ProFund VP, other than the Classic ProFunds VP, the Sector ProFunds VP and the ProFund VP Falling U.S. Dollar, does not seek to achieve its investment objective over a period of time greater than a single day.

All open derivative positions at year end are reflected on each respective ProFund VP’s Schedule of Portfolio Investments. The volume associated with derivative positions varies on a daily basis as each ProFund VP transacts in derivative contracts in order to achieve the appropriate exposure, as expressed in notional amount (contract value for forward currency contracts), in comparison to net assets consistent with each ProFund VP’s investment objective.

Certain ProFunds VP utilized a varying level of derivative instruments in conjunction with the investment securities to meet their investment objective during the year ended December 31, 2016. With the exception of the ProFunds VP listed below, the notional amount of open derivative positions relative to each ProFund VP’s net assets at year end is generally representative of the notional amount of open positions to net assets throughout the year. The volume associated with derivative positions in the ProFund VP Small-Cap, ProFund VP UltraBull, ProFund VP UltraSmall-Cap, ProFund VP UltraNASDAQ-100, ProFund VP Banks, ProFund VP Biotechnology, ProFund VP Pharmaceuticals, ProFund VP Semiconductor, ProFund VP Telecommunications and ProFund VP U.S. Government Plus was 62%, 140%, 148%, 141%, 8%, 9%, 14%, 8%, 16% and 94%, respectively, based on average monthly notional amounts in comparison to net assets during the year ended December 31, 2016.

In connection with its management of certain series of the Trust included in this report (ProFund VP UltraShort Dow 30 and ProFund VP UltraShort NASDAQ-100 (the “Commodity Pools”)), the Advisor is registered as a commodity pool operator (a “CPO”) and the Commodity Pools are commodity pools under the Commodity Exchange Act (the “CEA”). The Advisor also registered as a commodity trading advisor (a “CTA”) under the CEA as a result of its role as subadvisor to funds outside the Trust. Accordingly, the Advisor is subject to registration and regulation as a CPO and CTA under the CEA, and must comply with various regulatory requirements under the CEA and the rules and regulations of the Commodity Futures Trading Commission (“CFTC”) and the National Futures Association (“NFA”), including investor protection requirements, antifraud provisions, disclosure requirements and reporting and recordkeeping requirements. The Advisor is also subject to periodic inspections and audits by the CFTC and NFA. Compliance with these regulatory requirements could adversely affect the Commodity Pools’ total return. In this regard, any further amendment to the CEA or its related regulations that subject the Advisor or the Commodity Pools to additional regulation may have adverse impacts on the Commodity Pools’ operations and expenses.

The following is a description of the derivative instruments utilized by the ProFunds VP, including certain risks related to each instrument type.

Futures Contracts

Each non-money market ProFund VP may purchase or sell futures contracts as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A cash-settled futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific futures contract and the price at which the agreement is made. No physical delivery of the underlying asset is made.

Each ProFund VP generally engages in closing or offsetting transactions before final settlement of a futures contract, wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased), there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short

December 31, 2016 :: Notes to Financial Statements :: 355

position (futures contract sold), there will be a gain (loss) if the offsetting buy transaction is carried out at a lower (higher) price, inclusive of commissions.

Whether a ProFund VP realizes a gain or loss from futures activities depends generally upon movements in the underlying currency, commodity, security or index. The extent of a ProFund VP’s loss from an unhedged short position in futures contracts is potentially unlimited and investors may lose the amount that they invest plus any profits recognized on that investment. Each ProFund VP will engage in transactions in futures contracts that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the CFTC.

Upon entering into a futures contract, each ProFund VP will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 10% of the contract amount for equity index futures and in the range of approximately 1% to 3% of the contract amount for treasury futures (this amount is subject to change by the exchange on which the contract is traded). This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the contract and is returned to the ProFund VP upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made daily as the price of the asset underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” At any time prior to expiration of a futures contract, a ProFund VP may elect to close its position by taking an opposite position, which will operate to terminate the ProFund VP’s existing position in the contract.

The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of futures and the market value of the underlying assets, and the possibility of an illiquid market for a futures contract. Although each ProFund VP intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a ProFund VP to substantial losses. If trading is not possible, or if a ProFund VP determines not to close a futures position in anticipation of adverse price movements, the ProFund VP will be required to make daily cash payments of variation margin. The risk that the ProFund VP will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market. In addition, although the counterparty to a futures contract is often a clearing organization, backed by a group of financial institutions, there may be instances in which the counterparty could fail to perform its obligations, causing significant losses to a ProFund VP.

Forward Currency Contracts

The ProFund VP Falling U.S. Dollar may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into on the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

It is possible that, under certain circumstances, this ProFund VP may have to limit its currency transactions to qualify as a “regulated investment company” (“RIC”) under the Internal Revenue Code. The ProFund VP Falling U.S. Dollar does not intend to enter into a forward currency contract with a term of more than one year, or to engage in position hedging with respect to the currency of a particular country to more than the aggregate market value (at the time the hedging transaction is entered into) of their portfolio securities denominated in (or quoted in or currently convertible into or directly related through the use of forward currency contracts in conjunction with money market instruments to) that particular currency.

At or before the maturity of a forward currency contract, the ProFund VP Falling U.S. Dollar may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an “offsetting” contract obligating it to buy, on the same maturity date, the same amount of the currency. If this ProFund VP engages in an offsetting transaction, it may later enter into a new forward currency contract to sell the currency.

If the ProFund VP Falling U.S. Dollar engages in offsetting transactions it will incur a gain or loss, to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date the ProFund VP Falling U.S. Dollar enters into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the ProFund VP will realize a gain to the extent that the price of ProFund VP currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, the ProFund VP will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

The ProFund VP Falling U.S. Dollar collateralizes forward currency contracts with cash and certain securities as indicated on the Statement of Assets and Liabilities and the Schedule of Portfolio Investments, respectively. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian, to protect the counterparty against non-payment by the respective ProFund VP. Similarly, the ProFund VP Falling U.S. Dollar has sought to mitigate credit risk by generally requiring that the counterparties to the ProFund VP post collateral for the benefit of the ProFund VP in a segregated account at the custodian, marked to market daily, in an amount equal to what the counterparty owes the ProFund VP, subject to certain minimum thresholds. In the event of a default by the counterparty, the ProFund VP will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. If a counterparty becomes bankrupt or fails to perform its obligations, the ProFund VP Falling U.S. Dollar may experience

356 :: Notes to Financial Statements :: December 31, 2016

significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFund VP Falling U.S. Dollar may obtain only limited recovery or may obtain no recovery in such circumstances. The ProFund VP Falling U.S. Dollar will enter into forward currency contracts only with financial institutions that meet the credit quality standards and monitoring policies established by the Advisor. As of December 31, 2016, there was no collateral posted by counterparties.

Swap Agreements

Each non-money market ProFund VP may enter into swap agreements to gain exposure to an underlying asset without actually purchasing such asset (or shorting such asset), or to hedge a position, including in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular pre-determined investments or instruments. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or increase in value of a particular dollar amount invested in a “basket” of securities or an ETF representing a particular index or group of securities. On a typical long swap, the counterparty will generally agree to pay the ProFund VP the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular underlying assets (e.g., securities comprising the relevant benchmark index), plus the dividends or interest that would have been received on those assets. The ProFund VP will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such assets, plus, in certain circumstances, commissions or trading spreads on the notional amount. Therefore, the return to the ProFund VP on any swap agreement should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the ProFund VP on the notional amount. As a trading technique, the Advisor may substitute physical securities with a swap agreement having investment characteristics substantially similar to the underlying securities. Some ProFunds VP may also enter into swap agreements that provide the opposite return of their benchmark or security (“short” the benchmark or security). Their operations are similar to that of the swaps disclosed above except that the counterparty pays interest to each ProFund VP on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, each ProFund VP will agree to pay to the counterparty commissions or trading spreads on the notional amount.

Most swap agreements entered into by a ProFund VP calculate and settle the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a ProFund VP’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). When investing in index swap agreements, the ProFunds VP may hold or gain exposure to only a representative sample of securities in the index, or to a component of the index.

A ProFund VP’s current obligations under a swap agreement, will be accrued daily (offset against any amounts owed to the ProFund VP) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating or earmarking cash and/or securities determined to be liquid, but typically no payments will be made until the settlement date. Each ProFund VP reserves the right to modify its asset segregation policies in the future, including modifications to comply with any changes in the positions articulated by the SEC or its staff regarding asset segregation. Swap agreements that cannot be terminated of in the ordinary course of business within seven days at approximately the amount a ProFund VP has valued the asset may be considered to be illiquid for purposes of a ProFund VP’s illiquid investment limitations.

A ProFund VP bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If such a default occurs, a ProFund VP will have contractual remedies pursuant to the swap agreements, but such remedies may be subject to bankruptcy and insolvency laws that could affect the ProFund VP’s rights as a creditor. A ProFund VP will only enter into swap agreements with counterparties that meet the ProFund VP’s standard of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the ProFund VP’s repurchase agreement guidelines). The counterparty to an uncleared swap agreement will typically be a major, global financial institution.

Payments may be made at the conclusion of a swap agreement. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a ProFund VP is contractually obligated to make. If the other party to a swap agreement defaults, a ProFund VP’s risk of loss consists of the net amount of payments that such ProFund VP is contractually entitled to receive, if any. The net amount of the excess, if any, of a ProFund VP’s obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate NAV at least equal to such accrued excess will be earmarked or segregated by a ProFund VP’s custodian.

In the normal course of business, a ProFund VP enters into International Swap Dealers Association, Inc. (“ISDA”) agreements with certain counterparties for derivative transactions. These agreements contain, among other conditions, events of default and termination events, and various covenants and representations. Certain of the ProFund VP’s ISDA agreements contain provisions that require the ProFund VP to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the ProFund VP’s NAV over specific periods of time, which may or may not be exclusive of redemptions. If the ProFund VP were to trigger such provisions and have open derivative positions, at that time counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the ProFund VP will have already collateralized its

December 31, 2016 :: Notes to Financial Statements :: 357

liability under such agreements, in some cases only in excess of certain threshold amounts. The ProFunds VP seek to mitigate risks by generally requiring that the counterparties for each ProFund VP agree to post collateral for the benefit of the ProFund VP, marked to market daily, in an amount approximately equal to what the counterparty owes the ProFund VP, subject to certain minimum thresholds, although the ProFunds VP may not always be successful. To the extent any such collateral is insufficient or there are delays in accessing the collateral, the ProFunds VP will be exposed to the risks described above, including possible delays in recovering amounts as a result of bankruptcy proceedings. As of December 31, 2016, the collateral posted by counterparties consisted of U.S. Treasury securities and cash. This collateral is included in the table below under the “Summary of Derivative Instruments” header.

The use of swaps is a highly specialized activity which involves investment techniques and risks in addition to and in some cases different from those associated with ordinary portfolio securities transactions. The primary risks associated with the use of swap agreements are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the inability of the counterparties to perform. If a counterparty’s creditworthiness for an over-the-counter swap declines, the value of the swap would likely decline. The Advisor, under the supervision of the Trust’s Board of Trustees, is responsible for determining and monitoring the liquidity of a ProFund VP’s transactions in swap agreements.

Offsetting Assets and Liabilities

The ProFunds VP are subject to master netting agreements for swap agreements and forward currency contracts that allow for amounts owed between the ProFund VP and the counterparty to be netted upon early termination. The party that has the larger payable pays the excess of the larger amount over the smaller amount to the other party. The master netting agreements do not apply to amounts owed to/from different counterparties.

As described above, the ProFunds VP utilize derivative instruments to achieve their investment objective during the year. The amounts shown in the Statements of Assets and Liabilities generally do not take into consideration the effects of legally enforceable master netting agreements.

Summary of Derivative Instruments

The following table summarizes the fair values of derivative instruments on the ProFund VP’s Statement of Assets and Liabilities, categorized by risk exposure, as of December 31, 2016.

	Assets			Liabilities
Fund	Variation Margin on Futures Contracts*	Unrealized Gain on Swap Agreements	Unrealized Appreciation on Forward Currency Contracts	Variation Margin on Futures Contracts*	Unrealized Loss on Swap Agreements	Unrealized Depreciation on Forward Currency Contracts
Equity Risk Exposure:
ProFund VP Bull	$50,801	$—	$—	$—	$230,514	$—
ProFund VP Mid-Cap	—	—	—	52,865	203,511	—
ProFund VP Small-Cap	—	—	—	2,622	213,144	—
ProFund VP Dow 30	—	—	—	—	16,353	—
ProFund VP NASDAQ-100	40,835	—	—	—	325,288	—
ProFund VP International	—	12,494	—	—	—	—
ProFund VP Emerging Markets	—	—	—	—	2,069	—
ProFund VP Japan	365,792	—	—	—	—	—
ProFund VP UltraBull	—	—	—	29,765	343,457	—
ProFund VP UltraMid-Cap	—	—	—	3,204	482,977	—
ProFund VP UltraSmall-Cap	—	—	—	20,595	667,989	—
ProFund VP UltraNASDAQ-100	30,752	—	—	—	1,878,087	—
ProFund VP Bear	—	65,768	—	2,910	—	—
ProFund VP Short Mid-Cap	—	1.977	—	—	5,027	—
ProFund VP Short Small-Cap	232	26,716	—	—	—	—
ProFund VP Short Dow 30	—	205	—	—	—	—
ProFund VP Short NASDAQ-100	—	68,235	—	1,530	—	—
ProFund VP Short International	—	—	—	—	2,520	—
ProFund VP Short Emerging Markets	—	2,341	—	—	—	—
ProFund VP UltraShort Dow 30	—	171	—	—	—	—
ProFund VP UltraShort NASDAQ-100	—	27,159	—	1,020	—	—
ProFund VP Banks	—	—	—	—	396	—
ProFund VP Biotechnology	—	—	—	—	2,052	—
ProFund VP Pharmaceuticals	—	—	—	—	870	—
ProFund VP Precious Metals	—	639,228	—	—	611,678	—
ProFund VP Semiconductor	—	—	—	—	204	—
ProFund VP Telecommunications	—	—	—	—	948	—

358 :: Notes to Financial Statements :: December 31, 2016

	Assets			Liabilities
Fund	Variation Margin on Futures Contracts*	Unrealized Gain on Swap Agreements	Unrealized Appreciation on Forward Currency Contracts	Variation Margin on Futures Contracts*	Unrealized Loss on Swap Agreements	Unrealized Depreciation on Forward Currency Contracts
Foreign Exchange Rate Risk Exposure:
ProFund VP Falling U.S. Dollar	$—	$—	$5,307	$—	$—	$19,065
Interest Rate Risk Exposure:
ProFund VP U.S. Government Plus	4,360	139,867	—	—	—	—
ProFund VP Rising Rates Opportunity	—	10,487	—	4,390	150,350	—

*                 Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedules of Portfolio Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The following table presents the effect of derivative instruments on the ProFund VP’s Statement of Operations, categorized by risk exposure, for the year ended December 31, 2016.

	Realized Gain (Loss) on Derivatives Recognized as a Result from Operations			Net Change in Unrealized Appreciation/ Depreciation on Derivatives Recognized as a Result from Operations
Fund	Net Realized Gains (Losses) on Futures Contracts	Net Realized Gains (Losses) on Swap Agreements	Net Realized Gains (Losses) on Forward Currency Contracts	Change in Net Unrealized Appreciation/Depreciation on Investments
Equity Risk Exposure:
ProFund VP Bull	$1,184,793	$484,420	$—	$121,653
ProFund VP Mid-Cap	723,176	3,735,025	—	(171,447)
ProFund VP Small-Cap	153,514	1,774,375	—	(136,156)
ProFund VP Dow 30	(2,408)	(8,892)	—	(3,720)
ProFund VP NASDAQ-100	536,609	(918,125)	—	(66,565)
ProFund VP International	—	(106,030)	—	74,709
ProFund VP Emerging Markets	—	231,810	—	(779)
ProFund VP Japan	(1,836,152)	—	—	1,275,680
ProFund VP UltraBull	12,357	3,691,658	—	(233,480)
ProFund VP UltraMid-Cap	322,332	5,207,685	—	(64,697)
ProFund VP UltraSmall-Cap	615,989	4,084,487	—	(408,170)
ProFund VP UltraNASDAQ-100	565,556	5,372,230	—	(1,279,842)
ProFund VP Bear	(133,866)	(1,574,679)	—	30,412
ProFund VP Short Mid-Cap	—	(73,409)	—	2,366
ProFund VP Short Small-Cap	(33,626)	(875,772)	—	42,911
ProFund VP Short Dow 30	—	(6,089)	—	41
ProFund VP Short NASDAQ-100	(59,152)	(856,086)	—	50,228
ProFund VP Short International	—	(254,350)	—	(14,069)
ProFund VP Short Emerging Markets	—	(448,227)	—	(60,523)
ProFund VP UltraShort Dow 30	531	(26,236)	—	15,228
ProFund VP UltraShort NASDAQ-100	(34,423)	(497,925)	—	7,597
ProFund VP Banks	—	(66,027)	—	(125)
ProFund VP Basic Materials	—	4,323	—	—
ProFund VP Biotechnology	—	147,586	—	204
ProFund VP Oil & Gas	—	(22,698)	—	268
ProFund VP Pharmaceuticals	—	10,145	—	606
ProFund VP Precious Metals	—	10,658,801	—	383,949
ProFund VP Semiconductor	—	(33,306)	—	(54)
ProFund VP Telecommunications	—	40,081	—	(486)
Foreign Exchange Rate Risk Exposure:
ProFund VP Falling U.S. Dollar	—	—	549	(18,754)
Interest Rate Risk Exposure:
ProFund VP U.S. Government Plus	56,836	318,722	—	291,248
ProFund VP Rising Rates Opportunity	14,031	(90,308)	—	(250,780)

December 31, 2016 :: Notes to Financial Statements :: 359

Asset (Liability) amounts shown in the table below represent amounts owed to (by) the ProFunds VP for swap agreements and forward currency contracts at December 31, 2016. These amounts may be collateralized by cash or financial instruments, segregated for the benefit of the ProFunds VP or the counterparties, depending on whether the related contracts are in an appreciated or depreciated position at year end. Amounts shown in the column labeled “Net Amount” represent the un-collateralized portions of these amounts at year end. Any un-collateralized amounts are due to timing differences related to market movements or subject to certain minimum thresholds for collateral movement, as further described above.

	Gross Amounts Not Offset in the Statement of Assets and Liabilities*
	Gross Asset (Liability) as presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged**	Cash Collateral (Received) Pledged**	Net Amount
ProFund VP Bull
Swap Agreements — Goldman Sachs International	$(95,043)	$95,043	$—	$—
Swap Agreements — UBS AG	(135,471)	135,471	—	—
ProFund VP Mid-Cap
Swap Agreements — Goldman Sachs International	(58,186)	58,186	—	—
Swap Agreements — UBS AG	(145,325)	145,325	—	—
ProFund VP Small-Cap
Swap Agreements — Goldman Sachs International	(92,779)	92,779	—	—
Swap Agreements — UBS AG	(120,365)	120,365	—	—
ProFund VP Dow 30
Swap Agreements — Goldman Sachs International	(1,393)	1,393	—	—
Swap Agreements — UBS AG	(14,960)	14,960	—	—
ProFund VP NASDAQ-100
Swap Agreements — Goldman Sachs International	(177,315)	177,315	—	—
Swap Agreements — UBS AG	(147,973)	147,973	—	—
ProFund VP International
Swap Agreements — Goldman Sachs International	8,071	—	—	8,071
Swap Agreements — UBS AG	4,423	—	—	4,423
ProFund VP Emerging Markets
Swap Agreements — Goldman Sachs International	(432)	432	—	—
Swap Agreements — UBS AG	(1,637)	1,637	—	—
ProFund VP UltraBull
Swap Agreements — Goldman Sachs International	(170,064)	170,064	—	—
Swap Agreements — UBS AG	(173,393)	173,393	—	—
ProFund VP UltraMid-Cap
Swap Agreements — Goldman Sachs International	(315,034)	315,034	—	—
Swap Agreements — UBS AG	(167,943)	167,943	—	—
ProFund VP UltraSmall-Cap
Swap Agreements — Goldman Sachs International	(222,736)	222,736	—	—
Swap Agreements — UBS AG	(445,253)	445,253	—	—
ProFund VP UltraNASDAQ-100
Swap Agreements — Goldman Sachs International	(983,596)	983,596	—	—
Swap Agreements — UBS AG	(894,491)	894,491	—	—
ProFund VP Bear
Swap Agreements — Goldman Sachs International	39,854	—	—	39,854
Swap Agreements — UBS AG	25,914	—	—	25,914
ProFund VP Short Mid-Cap
Swap Agreements — Goldman Sachs International	1,977	—	—	1,977
Swap Agreements — UBS AG	(5,027)	5,027	—	—
ProFund VP Short Small-Cap
Swap Agreements — Goldman Sachs International	11,742	—	—	11,742
Swap Agreements — UBS AG	14,974	—	—	14,974
ProFund VP Short Dow 30
Swap Agreements — Goldman Sachs International	33	—	—	33
Swap Agreements — UBS AG	172	—	—	172
ProFund VP Short NASDAQ-100
Swap Agreements — Goldman Sachs International	8,423	—	—	8,423
Swap Agreements — UBS AG	59,812	—	—	59,812
ProFund VP Short International
Swap Agreements — Goldman Sachs International	(1,311)	1,311	—	—
Swap Agreements — UBS AG	(1,209)	1,209	—	—

360 :: Notes to Financial Statements :: December 31, 2016

	Gross Amounts Not Offset in the Statement of Assets and Liabilities*
	Gross Asset (Liability) as presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged**	Cash Collateral (Received) Pledged**	Net Amount
ProFund VP Short Emerging Markets
Swap Agreements — Goldman Sachs International	$1,520	$—	$—	$1,520
Swap Agreements — UBS AG	821	—	—	821
ProFund VP UltraShort Dow 30
Swap Agreements — Goldman Sachs International	72	—	—	72
Swap Agreements — UBS AG	99	—	—	99
ProFund VP UltraShort NASDAQ-100
Swap Agreements — Goldman Sachs International	1,584	—	—	1,584
Swap Agreements — UBS AG	25,575	—	—	25,575
ProFund VP Banks
Swap Agreements — Goldman Sachs International	(396)	—	—	(396)
ProFund VP Biotechnology
Swap Agreements — Goldman Sachs International	(2,052)	—	—	(2,052)
ProFund VP Pharmaceuticals
Swap Agreements — Goldman Sachs International	(870)	—	—	(870)
ProFund VP Precious Metals
Swap Agreements — Goldman Sachs International	639,228	(639,228)	—	—
Swap Agreements — UBS AG	(611,678)	611,678	—	—
ProFund VP Semiconductor
Swap Agreements — Goldman Sachs International	(204)	—	—	(204)
ProFund VP Telecommunications
Swap Agreements — Goldman Sachs International	(948)	—	—	(948)
ProFund VP U.S. Government Plus
Swap Agreements — Citibank North America	75,794	—	—	75,794
Swap Agreements — Societe’ Generale	64,073	—	(60,000)	4,073
ProFund VP Rising Rates Opportunity
Swap Agreements — Citibank North America	(150,350)	150,350	—	—
Swap Agreements — Societe’ Generale	10,487	—	(10,487)	—
ProFund VP Falling U.S. Dollar
Forward Currency Contracts — Goldman Sachs International
Appreciation	5,307
(Depreciation)	(15,474)
Net Depreciation	(10,167)	10,167	—	—
Forward Currency Contracts — UBS AG
(Depreciation)	(3,591)	3,591	—	—

*                 The actual financial instruments and cash collateral (received) pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statement of Assets and Liabilities.

**          Financial instruments and cash collateral received are not disclosed on the Statement of Assets and Liabilities because the Fund does not have effective control of this collateral.

Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date except in the case of depositary receipts, in which case dividends are recorded as soon as such information becomes available. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Allocations

Expenses directly attributable to a ProFund VP are charged to that ProFund VP, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliate, are allocated among the respective funds in the Trust and/or affiliate based upon relative net assets or another reasonable basis.

Distributions to Shareholders

Each of the ProFunds VP (except ProFund VP Real Estate, ProFund VP U.S. Government Plus and ProFund VP Government Money Market) intends to declare and distribute net investment income at least annually, if any. ProFund VP Real Estate declares and pays dividends from net investment income quarterly, if any. ProFund VP U.S. Government Plus and ProFund VP Government Money

December 31, 2016 :: Notes to Financial Statements :: 361

Market declare dividends from net investment income daily, if any and pay dividends on a monthly basis. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, distribution reclassification, and equalization), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require a reclassification. The ProFunds VP may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distribution of capital.

Federal Income Taxes

Each of the ProFunds VP intends to continue to qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds VP intend to make timely distributions in order to avoid tax liability. Accordingly, no provision for federal income taxes is required in the financial statements. The ProFunds VP have a calendar tax year end.

Management of the ProFunds VP has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken and the ProFunds VP are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Other

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as “Fees paid indirectly.”

Investment Company Modernization

In October 2016, the Securities and Exchange Commission (“SEC”) released its Final Rules on Investment Company Reporting Modernization (the “Rules”). The Rules which introduce two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contain amendments to Regulation S-X which require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The amendments are effective for filings made with the SEC after August 1, 2017. Management is currently evaluating the impact of the amendments on the fund’s financial statements. The adoption will have no effect on the ProFunds VP net assets or results of operations.

3. Investment Valuation Summary

The valuation techniques employed by the ProFunds VP, described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These valuation techniques distinguish between market participant assumptions developed based on market data obtained from sources independent of the ProFunds VP (observable inputs) and the ProFunds VPs’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The inputs used for valuing the ProFunds VPs’ investments are summarized in the three broad levels listed below:

•                   Level 1—quoted prices in active markets for identical assets

•                   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

•                   Level 3—significant unobservable inputs (including the ProFunds VPs’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, repurchase agreements are generally valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair value measurements may also require additional disclosure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indicate that a transaction is not orderly. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end.

Security prices are generally valued at their market value using information provided by a third party pricing service or market quotations or other procedures approved by the Trust’s Board of Trustees. The securities in the portfolio of a non-money market ProFund VP, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the official closing price, if available, or the last sale price, on the exchange or system where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the official closing price, if applicable, on any other exchange or system. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust’s Board of Trustees as described below.

Securities regularly traded in the over-the-counter (“OTC”) markets, including securities listed on an exchange, but that are

362 :: Notes to Financial Statements :: December 31, 2016

primarily traded OTC other than those traded on the NASDAQ/NMS, are generally valued on the basis of the mean between the bid and asked quotes furnished by dealers actively trading those instruments. Fixed-income securities are generally valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for those instruments. Short-term fixed-income securities maturing in sixty days or less may be valued at amortized cost, which approximates market value. For the ProFund VP Government Money Market, investments are valued at amortized cost, in accordance with Rule 2a-7 of the 1940 Act. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Derivatives are generally valued using independent pricing services and/or agreements with counterparties or other procedures approved by the Trust’s Board of Trustees. Futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a ProFund VP is determined and are typically categorized as Level 1 in the fair value hierarchy. Swap agreements are generally valued using independent sources and/or agreements with counterparties. Forward currency contracts are valued at their quoted daily prices obtained from an independent pricing service. These valuations are typically categorized as Level 2 in the fair value hierarchy. If there was no sale on that day, fair valuation procedures as described below may be applied.

When the Advisor determines that the market price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a ProFund VP’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a ProFund VP could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a ProFund VP may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

For the year ended December 31, 2016, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

A summary of the valuations as of December 31, 2016, based upon the three levels defined above, is included in the table below while the breakdown, by category, of equity securities is disclosed on the Schedule of Portfolio Investments for each ProFund VP:

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Bull
Common Stocks	$39,041,517	$—	$—	$—	$39,041,517	$—
Repurchase Agreements	—	—	43,569,000	—	43,569,000	—
Futures Contracts	—	50,801	—	—	—	50,801
Swap Agreements	—	—	—	(230,514)	—	(230,514)
Total	$39,041,517	$50,801	$43,569,000	$(230,514)	$82,610,517	$(179,713)
ProFund VP Mid-Cap
Repurchase Agreements	$—	$—	$22,900,000	$—	$22,900,000	$—
Futures Contracts	—	(52,865)	—	—	—	(52,865)
Swap Agreements	—	—	—	(203,511)	—	(203,511)
Total	$—	$(52,865)	$22,900,000	$(203,511)	$22,900,000	$(256,376)
ProFund VP Small-Cap
Common Stocks	$5,230,278	$—	$—	$—	$5,230,278	$—
Contingent Rights*	—	—	1,482	—	1,482	—
Trust**	—	—	—	—	—	—
Repurchase Agreements	—	—	16,175,000	—	16,175,000	—
Futures Contracts	—	(2,622)	—	—	—	(2,622)
Swap Agreements	—	—	—	(213,144)	—	(213,144)
Total	$5,230,278	$(2,622)	$16,176,482	$(213,144)	$21,406,760	$(215,766)
ProFund VP Dow 30
Repurchase Agreements	$—	$—	$349,000	$—	$349,000	$—
Swap Agreements	—	—	—	(16,353)	—	(16,353)
Total	$—	$—	$349,000	$(16,353)	$349,000	$(16,353)

December 31, 2016 :: Notes to Financial Statements :: 363

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP NASDAQ-100
Common Stocks	$34,452,315	$—	$—	$—	$34,452,315	$—
Repurchase Agreements	—	—	26,976,000	—	26,976,000	—
Futures Contracts	—	40,835	—	—	—	40,835
Swap Agreements	—	—	—	(325,288)	—	(325,288)
Total	$34,452,315	$40,835	$26,976,000	$(325,288)	$61,428,315	$(284,453)
ProFund VP Large-Cap Value
Common Stocks	$25,369,852	$—	$—	$—	$25,369,852	$—
Repurchase Agreements	—	—	228,000	—	228,000	—
Total	$25,369,852	$—	$228,000	$—	$25,597,852	$—
ProFund VP Large-Cap Growth
Common Stocks	$26,006,858	$—	$—	$—	$26,006,858	$—
Repurchase Agreements	—	—	40,000	—	40,000	—
Total	$26,006,858	$—	$40,000	$—	$26,046,858	$—
ProFund VP Mid-Cap Value
Common Stocks	$30,172,973	$—	$—	$—	$30,172,973	$—
Total	$30,172,973	$—	$—	$—	$30,172,973	$—
ProFund VP Mid-Cap Growth
Common Stocks	$21,316,766	$—	$—	$—	$21,316,766	$—
Repurchase Agreements	—	—	186,000	—	186,000	—
Total	$21,316,766	$—	$186,000	$—	$21,502,766	$—
ProFund VP Small-Cap Value
Common Stocks	$46,449,556	$—	$—	$—	$46,449,556	$—
Total	$46,449,556	$—	$—	$—	$46,449,556	$—
ProFund VP Small-Cap Growth
Common Stocks	$30,056,614	$—	$—	$—	$30,056,614	$—
Repurchase Agreements	—	—	74,000	—	74,000	—
Total	$30,056,614	$—	$74,000	$—	$30,130,614	$—
ProFund VP Asia 30
Common Stocks	$22,586,302	$—	$—	$—	$22,586,302	$—
Repurchase Agreements	—	—	220,000	—	220,000	—
Total	$22,586,302	$—	$220,000	$—	$22,806,302	$—
ProFund VP Europe 30
Common Stocks	$24,212,289	$—	$—	$—	$24,212,289	$—
Total	$24,212,289	$—	$—	$—	$24,212,289	$—
ProFund VP International
Repurchase Agreements	$—	$—	$6,330,000	$—	$6,330,000	$—
Swap Agreements	—	—	—	12,494	—	12,494
Total	$—	$—	$6,330,000	$12,494	$6,330,000	$12,494
ProFund VP Emerging Markets
Common Stocks	$13,427,934	$—	$—	$—	$13,427,934	$—
Preferred Stocks	1,056,871	—	—	—	1,056,871	—
Repurchase Agreements	—	—	878,000	—	878,000	—
Swap Agreements	—	—	—	(2,069)	—	(2,069)
Total	$14,484,805	$—	$878,000	$(2,069)	$15,362,805	$(2,069)
ProFund VP Japan
Repurchase Agreements	$—	$—	$11,195,000	$—	$11,195,000	$—
Futures Contracts	—	365,792	—	—	—	365,792
Total	$—	$365,792	$11,195,000	$—	$11,195,000	$365,792

364 :: Notes to Financial Statements :: December 31, 2016

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP UltraBull
Common Stocks	$24,986,546	$—	$—	$—	$24,986,546	$—
Repurchase Agreements	—	—	7,550,000	—	7,550,000	—
Futures Contracts	—	(29,765)	—	—	—	(29,765)
Swap Agreements	—	—	—	(343,457)	—	(343,457)
Total	$24,986,546	$(29,765)	$7,550,000	$(343,457)	$32,536,546	$(373,222)
ProFund VP UltraMid-Cap
Common Stocks	$24,757,403	$—	$—	$—	$24,757,403	$—
Repurchase Agreements	—	—	7,201,000	—	7,201,000	—
Futures Contracts	—	(3,204)	—	—	—	(3,204)
Swap Agreements	—	—	—	(482,977)	—	(482,977)
Total	$24,757,403	$(3,204)	$7,201,000	$(482,977)	$31,958,403	$(486,181)
ProFund VP UltraSmall-Cap
Common Stocks	$10,669,766	$—	$—	$—	$10,669,766	$—
Contingent Rights*	—	—	3,095	—	3,095	—
Trust**	—	—	—	—	—	—
Repurchase Agreements	—	—	17,997,000	—	17,997,000	—
Futures Contracts	—	(20,595)	—	—	—	(20,595)
Swap Agreements	—	—	—	(667,989)	—	(667,989)
Total	$10,669,766	$(20,595)	$18,000,095	$(667,989)	$28,669,861	$(688,584)
ProFund VP UltraNASDAQ-100
Common Stocks	$41,342,778	$—	$—	$—	$41,342,778	$—
Repurchase Agreements	—	—	30,595,000	—	30,595,000	—
Futures Contracts	—	30,752	—	—	—	30,752
Swap Agreements	—	—	—	(1,878,087)	—	(1,878,087)
Total	$41,342,778	$30,752	$30,595,000	$(1,878,087)	$71,937,778	$(1,847,335)
ProFund VP Bear
Repurchase Agreements	$—	$—	$6,349,000	$—	$6,349,000	$—
Futures Contracts	—	(2,910)	—	—	—	(2,910)
Swap Agreements	—	—	—	65,768	—	65,768
Total	$—	$(2,910)	$6,349,000	$65,768	$6,349,000	$62,858
ProFund VP Short Mid-Cap
Repurchase Agreements	$—	$—	$228,000	$—	$228,000	$—
Swap Agreements	—	—	—	(3,050)	—	(3,050)
Total	$—	$—	$228,000	$(3,050)	$228,000	$(3,050)
ProFund VP Short Small-Cap
Repurchase Agreements	$—	$—	$2,058,000	$—	$2,058,000	$—
Futures Contracts	—	232	—	—	—	232
Swap Agreements	—	—	—	26,716	—	26,716
Total	$—	$232	$2,058,000	$26,716	$2,058,000	$26,948
ProFund VP Short Dow 30
Repurchase Agreements	$—	$—	$29,000	$—	$29,000	$—
Swap Agreements	—	—	—	205	—	205
Total	$—	$—	$29,000	$205	$29,000	$205
ProFund VP Short NASDAQ-100
Repurchase Agreements	$—	$—	$3,689,000	$—	$3,689,000	$—
Futures Contracts	—	(1,530)	—	—	—	(1,530)
Swap Agreements	—	—	—	68,235	—	68,235
Total	$—	$(1,530)	$3,689,000	$68,235	$3,689,000	$66,705

December 31, 2016 :: Notes to Financial Statements :: 365

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Short International
Repurchase Agreements	$—	$—	$1,192,000	$—	$1,192,000	$—
Swap Agreements	—	—	—	(2,520)	—	(2,520)
Total	$—	$—	$1,192,000	$(2,520)	$1,192,000	$(2,520)
ProFund VP Short Emerging Markets
Repurchase Agreements	$—	$—	$1,636,000	$—	$1,636,000	$—
Swap Agreements	—	—	—	2,341	—	2,341
Total	$—	$—	$1,636,000	$2,341	$1,636,000	$2,341
ProFund VP UltraShort Dow 30
Repurchase Agreements	$—	$—	$18,000	$—	$18,000	$—
Swap Agreements	—	—	—	171	—	171
Total	$—	$—	$18,000	$171	$18,000	$171
ProFund VP UltraShort NASDAQ-100
Repurchase Agreements	$—	$—	$733,000	$—	$733,000	$—
Futures Contracts	—	(1,020)	—	—	—	(1,020)
Swap Agreements	—	—	—	27,159	—	27,159
Total	$—	$(1,020)	$733,000	$27,159	$733,000	$26,139
ProFund VP Banks
Common Stocks	$10,965,939	$—	$—	$—	$10,965,939	$—
Swap Agreements	—	—	—	(396)	—	(396)
Total	$10,965,939	$—	$—	$(396)	$10,965,939	$(396)
ProFund VP Basic Materials
Common Stocks	$23,075,897	$—	$—	$—	$23,075,897	$—
Repurchase Agreements	—	—	10,000	—	10,000	—
Total	$23,075,897	$—	$10,000	$—	$23,085,897	$—
ProFund VP Biotechnology
Common Stocks	$42,052,403	$—	$—	$—	$42,052,403	$—
Contingent Right	—	—	16,099	—	16,099	—
Repurchase Agreements	—	—	257,000	—	257,000	—
Swap Agreements	—	—	—	(2,052)	—	(2,052)
Total	$42,052,403	$—	$273,099	$(2,052)	$42,325,502	$(2,052)
ProFund VP Consumer Goods
Common Stocks	$16,454,098	$—	$—	$—	$16,454,098	$—
Total	$16,454,098	$—	$—	$—	$16,454,098	$—
ProFund VP Consumer Services
Common Stocks	$27,396,505	$—	$—	$—	$27,396,505	$—
Repurchase Agreements	—	—	4,000	—	4,000	—
Total	$27,396,505	$—	$4,000	$—	$27,400,505	$—
ProFund VP Financials
Common Stocks	$46,257,995	$—	$—	$—	$46,257,995	$—
Repurchase Agreements	—	—	230,000	—	230,000	—
Total	$46,257,995	$—	$230,000	$—	$46,487,995	$—
ProFund VP Health Care
Common Stocks	$48,803,589	$—	$—	$—	$48,803,589	$—
Contingent Right	—	—	4,125	—	4,125	—
Total	$48,803,589	$—	$4,125	$—	$48,807,714	$—
ProFund VP Industrials
Common Stocks	$32,367,624	$—	$—	$—	$32,367,624	$—
Total	$32,367,624	$—	$—	$—	$32,367,624	$—

366 :: Notes to Financial Statements :: December 31, 2016

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Internet
Common Stocks	$12,345,780	$—	$—	$—	$12,345,780	$—
Total	$12,345,780	$—	$—	$—	$12,345,780	$—
ProFund VP Oil & Gas
Common Stocks	$55,591,529	$—	$—	$—	$55,591,529	$—
Repurchase Agreements	—	—	559,000	—	559,000	—
Total	$55,591,529	$—	$559,000	$—	$56,150,529	$—
ProFund VP Pharmaceuticals
Common Stocks	$12,663,294	$—	$—	$—	$12,663,294	$—
Repurchase Agreements	—	—	27,000	—	27,000	—
Swap Agreements	—	—	—	(870)	—	(870)
Total	$12,663,294	$—	$27,000	$(870)	$12,690,294	$(870)
ProFund VP Precious Metals
Repurchase Agreements	$—	$—	$27,175,000	$—	$27,175,000	$—
Swap Agreements	—	—	—	27,550	—	27,550
Total	$—	$—	$27,175,000	$27,550	$27,175,000	$27,550
ProFund VP Real Estate
Common Stocks	$13,198,199	$—	$—	$—	$13,198,199	$—
Total	$13,198,199	$—	$—	$—	$13,198,199	$—
ProFund VP Semiconductor
Common Stocks	$5,249,714	$—	$—	$—	$5,249,714	$—
Repurchase Agreements	—	—	19,000	—	19,000	—
Swap Agreements	—	—	—	(204)	—	(204)
Total	$5,249,714	$—	$19,000	$(204)	$5,268,714	$(204)
ProFund VP Technology
Common Stocks	$19,323,213	$—	$—	$—	$19,323,213	$—
Repurchase Agreements	—	—	166,000	—	166,000	—
Total	$19,323,213	$—	$166,000	$—	$19,489,213	$—
ProFund VP Telecommunications
Common Stocks	$8,105,546	$—	$—	$—	$8,105,546	$—
Repurchase Agreements	—	—	80,000	—	80,000	—
Swap Agreements	—	—	—	(948)	—	(948)
Total	$8,105,546	$—	$80,000	$(948)	$8,185,546	$(948)
ProFund VP Utilities
Common Stocks	$40,195,713	$—	$—	$—	$40,195,713	$—
Repurchase Agreements	—	—	21,000	—	21,000	—
Total	$40,195,713	$—	$21,000	$—	$40,216,713	$—
ProFund VP U.S. Government Plus
U.S. Treasury Obligation	$—	$—	$11,528,630	$—	$11,528,630	$—
Repurchase Agreements	—	—	13,932,000	—	13,932,000	—
Futures Contracts	—	4,360	—	—	—	4,360
Swap Agreements	—	—	—	139,867	—	139,867
Total	$—	$4,360	$25,460,630	$139,867	$25,460,630	$144,227
ProFund VP Rising Rates Opportunity
Repurchase Agreements	$—	$—	$18,921,000	$—	$18,921,000	$—
Futures Contracts	—	(4,390)	—	—	—	(4,390)
Swap Agreements	—	—	—	(139,863)	—	(139,863)
Total	$—	$(4,390)	$18,921,000	$(139,863)	$18,921,000	$(144,253)

December 31, 2016 :: Notes to Financial Statements :: 367

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Falling U.S. Dollar
Repurchase Agreements	$—	$—	$461,000	$—	$461,000	$—
Forward Currency Contracts	—	—	—	(13,758)	—	(13,758)
Total	$—	$—	$461,000	$(13,758)	$461,000	$(13,758)
ProFund VP Government Money Market
U.S. Treasury Obligations	$—	$—	$29,818,942	$—	$29,818,942	$—
Repurchase Agreements	—	—	163,184,000	—	163,184,000	—
Total	$—	$—	$193,002,942	$—	$193,002,942	$—

^                  Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These instruments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

*                 Chelsea Therapeutics International, Ltd. and Trius Therapeutics, Inc. contingent rights were valued at $0 and categorized as Level 2 within the fair value hierarchy.

**          Ferroglobe Representation and Warranty Insurance was valued at $0 and categorized as Level 2 within the fair value hierarchy.

4. Fees and Transactions with Affiliates and Other Parties

The ProFunds VP have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFunds VP (excluding ProFund VP U.S. Government Plus) each pay the Advisor a fee at an annualized rate of 0.75% of the average daily net assets of each respective ProFund VP. The ProFund VP U.S. Government Plus pays the Advisor a fee at an annualized rate of 0.50% of its average daily net assets.

In addition, subject to the condition that the aggregate daily net assets of the Trust and Access One Trust be equal to or greater than $10 billion, the Advisor has agreed to the following fee reductions with respect to each individual ProFund VP: 0.025% of the ProFund VP’s daily net assets in excess of $500 million to $1 billion, 0.05% of the ProFund VP’s daily net assets in excess of $1 billion to $2 billion, and 0.075% of the ProFund VP’s net assets in excess of $2 billion. During the year ended December 31, 2016, no Fund’s annual investment advisory fee was subject to such reductions.

Citi Fund Services Ohio, Inc. (“Citi”), acts as the Trust’s administrator (the “Administrator”). For its services as Administrator, the Trust pays Citi an annual fee based on the Trust’s and Access One Trust’s aggregate average net assets at a tier rate ranging from 0.00375% to 0.05%, and a base fee for certain filings. Administration fees also include additional fees paid to Citi by the Trust for additional services provided, including support of the Trust’s compliance program.

Citi also acts as fund accounting agent for the Trust. For these services, the Trust pays Citi an annual fee based on the Trust’s and Access One Trust’s aggregate average net assets at a tier rate ranging from 0.00375% to 0.03%, a base fee, and reimbursement of certain expenses.

FIS Investor Services LLC (“FIS”) (formerly SunGard Investor Services LLC) acts as transfer agent for the Trust. For these services, the Trust pays FIS a base fee, service charges, fees based on the number of VP Funds, and reimbursement of certain expenses.

ProFunds Distributors, Inc. (the “Distributor”), a wholly owned subsidiary of the Advisor, serves as the Trust’s distributor. Under a Distribution and Shareholder Services Plan, adopted by the Trust’s Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, each ProFund VP may pay financial intermediaries such as broker-dealers, insurance companies and the Distributor up to 0.25%, on an annualized basis, of the average daily net assets as compensation for the distribution-related activities and/or shareholder services.

Distribution Fees were suspended throughout the year ended December 31, 2016 for ProFund VP Government Money Market to maintain a more competitive net yield. If ProFund VP Government Money Market had paid an amount equal to 0.25% of its average daily net assets, the Distribution Fees would have been $504,852 for the year ended December 31, 2016.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds VP. For these services, each ProFund VP pays the Advisor a fee at the annual rate of 0.10% of its average daily net assets.

The Trust, on behalf of the ProFunds VP, has entered into an administrative services agreement with certain insurance companies, pursuant to which the insurance companies will provide administrative services with respect to the ProFunds VP. For these services, the ProFunds VP may pay the insurance companies administrative services fees at an annual rate of up to 0.35% of their average daily net assets as reflected on the Statement of Operations as “Administrative services fees.” Throughout the year ended December 31, 2016, the administrative services fees of ProFund VP Government Money Market were suspended to maintain a more competitive net yield. If ProFund VP Government Money Market had paid an amount equal to the full amount per the administrative services agreements, the administrative services fees would have been $183,394 for the year ended December 31, 2016.

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Except as noted below with respect to the Trust’s Chief Compliance Officer, such Officers and Trustee

368 :: Notes to Financial Statements :: December 31, 2016

receive no compensation from the ProFunds VP for serving in their respective roles. The Trust, together with affiliated Trusts, pay each Independent Trustee compensation for his services as Trustee at the annual rate of $155,000. Independent Trustees also receive $7,500 for attending each regular quarterly in-person meeting, $3,000 for attending each special in-person meeting and $3,000 for attending each telephonic meeting. During the year ended December 31, 2016, actual Trustee compensation was $582,000 in aggregate from the Trust and affiliated trusts. There are certain employees of the Advisor, such as the Trust’s Chief Compliance Officer and staff who administer the Trust’s compliance program, in which the ProFunds VP reimburse the Advisor for their related compensation and certain other expenses incurred as reflected on the Statement of Operations as “Compliance services fees.”

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds VP in order to limit the annual operating expenses (exclusive of brokerage costs, interest, taxes, dividends (including dividend expenses on securities sold short), litigation, indemnification, and extraordinary expenses as determined under GAAP) to an annualized rate of 1.35% of the average daily net assets of ProFund VP Government Money Market, 1.38% of the average daily net assets of ProFund VP U.S. Government Plus and 1.68% of the average daily net assets of each other ProFund VP. These expense limitations remain in effect until at least April 30, 2017.

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years from the expense limit period in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause annualized operating expenses of the ProFund VP to exceed the expense limit in effect at the time of the waiver, and the expense limit in effect at the time of the recoupment. Any amounts recouped by the Advisor during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reduced by the Advisor.” As of December 31, 2016, the recoupments that may potentially be made by the ProFunds VP are as follows:

	Expires 4/30/17	Expires 4/30/18	Expires 4/30/19	Expires 4/30/20	Total
ProFund VP Bull	$—	$—	$92,854	$—	$92,854
ProFund VP Mid-Cap	—	—	8,481	2,213	10,694
ProFund VP Small-Cap	21,636	10,296	25,619	—	57,551
ProFund VP NASDAQ-100	5,872	19,368	73,762	—	99,002
ProFund VP Large-Cap Value	32,821	22,534	1,648	1,308	58,311
ProFund VP Large-Cap Growth	29,434	9,311	3,388	—	42,133
ProFund VP Mid-Cap Value	34,087	30,334	1,935	2,267	68,623
ProFund VP Mid-Cap Growth	27,673	25,201	6,153	1,513	60,540
ProFund VP Small-Cap Value	79,793	37,287	2,880	9,907	129,867
ProFund VP Small-Cap Growth	63,767	17,064	9,497	—	90,328
ProFund VP Asia 30	11,140	7,353	64,209	—	82,702
ProFund VP Europe 30	13,261	—	45,434	—	58,695
ProFund VP International	—	—	11,832	—	11,832
ProFund VP Emerging Markets	15,960	18,729	21,560	1,821	58,070
ProFund VP Japan	23,685	1,535	2,471	—	27,691
ProFund VP UltraBull	15,815	—	—	—	15,815
ProFund VP UltraMid-Cap	526	13,226	—	—	13,752
ProFund VP UltraSmall-Cap	31,981	5,494	44,693	—	82,168
ProFund VP UltraNASDAQ-100	—	—	59,894	—	59,894
ProFund VP Bear	6,526	7,741	—	—	14,267
ProFund VP Short Mid-Cap	4,803	6,560	—	—	11,363
ProFund VP Short Small-Cap	2,864	8,432	899	802	12,997
ProFund VP Short Dow 30	5,187	6,283	572	7	12,049
ProFund VP Short NASDAQ-100	2,276	9,587	2,414	—	14,277
ProFund VP Short International	3,320	4,996	—	—	8,316
ProFund VP Short Emerging Markets	4,977	5,462	—	—	10,439
ProFund VP UltraShort Dow 30	3,882	7,240	—	—	11,122
ProFund VP UltraShort NASDAQ-100	617	5,493	—	—	6,110
ProFund VP Banks	6,355	8,172	—	—	14,527
ProFund VP Basic Materials	—	6,761	24,442	—	31,203
ProFund VP Consumer Goods	8,429	8,669	433	—	17,531
ProFund VP Consumer Services	24,142	—	35,995	—	60,137
ProFund VP Financials	25,591	13,804	29,633	—	69,028
ProFund VP Health Care	—	—	6,026	—	6,026
ProFund VP Industrials	18,189	1,769	9,657	—	29,615
ProFund VP Internet	—	524	—	—	524
ProFund VP Oil & Gas	39,709	50,670	4,091	5,762	100,232
ProFund VP Pharmaceuticals	2,436	—	26,359	—	28,795
ProFund VP Precious Metals	7,037	24,566	25,204	1,632	58,439
ProFund VP Real Estate	5,349	7,562	3,646	—	16,557
ProFund VP Semiconductor	3,814	2,482	990	—	7,286

December 31, 2016 :: Notes to Financial Statements :: 369

	Expires 4/30/17	Expires 4/30/18	Expires 4/30/19	Expires 4/30/20	Total
ProFund VP Telecommunications	$2,519	$8,736	$13,684	$—	$24,939
ProFund VP Utilities	27,932	30,103	23,509	11,388	92,932
ProFund VP U.S. Government Plus	5,034	22,544	26,154	7,119	60,851
ProFund VP Rising Rates Opportunity	16,731	—	—	—	16,731
ProFund VP Falling U.S. Dollar	10,081	2,466	1,096	17,890	31,533

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of ProFund VP Government Money Market through April 30, 2017 to the extent necessary to maintain a certain minimum net yield as determined by the Advisor.

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years from the minimum yield limit period in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause the ProFund VP Government Money Market’s net yield to fall below the highest previously determined minimum yield and such recoupment would not be subject to the contractual operating expense limit in effect at the time of such recoupment. Any amounts recouped by the Advisor during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reduced by the Advisor.” As of December 31, 2016, the recoupments that may potentially be made by ProFund VP Government Money Market are as follows:

	Expires 4/30/17	Expires 4/30/18	Expires 4/30/19	Expires 4/30/20	Total
ProFund VP Government Money Market	$2,172,517	$2,189,720	$2,200,194	$1,050,450	$7,612,881

The ProFunds VP are permitted to purchase and sell securities (“cross trade”) from and to other funds within the Trust pursuant to “Cross-Trading” Procedures adopted by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross trade of securities by the respective ProFund VP from or to another fund that is or could be considered an affiliate of the ProFund VP under certain limited circumstances by virtue of having a common investment adviser, common Officer, or common Trustee complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each cross trade is effected at the current market price to save costs where allowed. Pursuant to these procedures, for the year ended December 31, 2016, the ProFunds VP engaged in the following cross trades, which resulted in the following net realized gains (losses):

	Purchases	Sales	Net Realized Gains (Losses)
ProFund VP Large-Cap Value	$4,905,373	$6,909,411	$(77,344)
ProFund VP Large-Cap Growth	5,648,519	4,299,258	188,361
ProFund VP Mid-Cap Value	5,434,746	1,997,913	(25,375)
ProFund VP Mid-Cap Growth	2,636,319	1,828,672	(4,457)
ProFund VP Small-Cap Value	7,461,337	1,363,183	(57,939)
ProFund VP Small-Cap Growth	5,416,005	4,819,872	(128,096)
ProFund VP UltraBull	10,351,794	—	—
ProFund VP UltraMid-Cap	3,135,737	1,874,281	48,802

5. Securities Transactions

The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the year ended December 31, 2016 were as follows:

	Purchases	Sales
ProFund VP Bull	$1,498,967	$1,578,287
ProFund VP Small-Cap	675,168	1,014,575
ProFund VP NASDAQ-100	1,637,252	1,344,145
ProFund VP Large-Cap Value	31,748,763	27,147,471
ProFund VP Large-Cap Growth	41,326,273	51,451,227
ProFund VP Mid-Cap Value	46,193,060	34,743,888
ProFund VP Mid-Cap Growth	36,513,865	43,894,426
ProFund VP Small-Cap Value	68,925,500	49,419,897
ProFund VP Small-Cap Growth	53,243,814	54,350,254
ProFund VP Asia 30	18,887,880	22,346,622
ProFund VP Europe 30	25,162,658	27,389,908
ProFund VP Emerging Markets	23,015,186	18,217,727
ProFund VP UltraBull	366,882,319	360,745,711
ProFund VP UltraMid-Cap	99,919,654	89,508,404
ProFund VP UltraSmall-Cap	3,178,539	6,940,161
ProFund VP UltraNASDAQ-100	13,134,511	20,808,669
ProFund VP Banks	24,170,984	20,749,427

370 :: Notes to Financial Statements :: December 31, 2016

	Purchases	Sales
ProFund VP Basic Materials	$27,600,288	$19,943,083
ProFund VP Biotechnology	92,739,561	103,983,325
ProFund VP Consumer Goods	20,262,166	28,702,660
ProFund VP Consumer Services	19,110,923	27,169,556
ProFund VP Financials	30,533,062	30,394,828
ProFund VP Health Care	14,663,536	39,819,733
ProFund VP Industrials	49,377,153	34,646,693
ProFund VP Internet	15,025,678	22,989,155
ProFund VP Oil & Gas	31,130,026	23,335,334
ProFund VP Pharmaceuticals	49,987,596	54,154,499
ProFund VP Real Estate	29,357,653	38,009,960
ProFund VP Semiconductor	21,483,616	20,488,505
ProFund VP Technology	18,625,609	24,522,919
ProFund VP Telecommunications	63,456,958	61,773,164
ProFund VP Utilities	52,486,394	47,641,922

The cost of U.S. government security purchases and the proceeds from the sale of U.S. government securities (excluding securities maturing less than one year from acquisition) during the year ended December 31, 2016 were as follows:

	Purchases	Sales
ProFund VP U.S. Government Plus	$50,996,369	$50,987,163

6. Investment Risks

Some risks apply to all ProFunds VP, while others are specific to the investment strategy of certain ProFunds VP. Each ProFund VP may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the ProFunds VP.

Risks Associated with the Use of Derivatives

Certain ProFunds VP obtain investment exposure through derivatives (i.e., swap agreements, futures contracts and forward contracts), which may be considered aggressive and may expose a ProFund VP to risks different from, or possibly greater than, the risks associated with investing directly in the reference asset(s) underlying a derivative (e.g., the securities contained in a ProFund VP’s benchmark), including: 1) the risk that there may be imperfect correlation between the price of the financial instruments and movements in the prices of the reference asset(s); 2) the risk that an instrument is temporarily mispriced; 3) credit or counterparty risk on the amount each ProFund VP expects to receive from a counterparty; 4) the risk that securities prices, interest rates and currency markets will move adversely and a ProFund VP will incur significant losses; 5) the risk that the cost of holding a financial instrument might exceed its total return; and 6) the possible absence of a liquid secondary market for a particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a ProFund VP’s position in a particular instrument when desired. When a ProFund VP uses derivatives, there may be imperfect correlation between the value of the reference asset(s) underlying the derivative (e.g., the securities in an index) and the derivative, which may prevent the ProFund VP from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may also expose a ProFund VP to losses in excess of those amounts initially invested. In addition, a ProFund VP may use a combination of swaps on an underlying benchmark and swaps on an ETF that is designed to track the performance of that benchmark. The performance of an ETF may not track the performance of its underlying benchmark due to embedded costs and other factors. Thus, to the extent a ProFund VP invests in swaps that use an ETF as the reference asset, the ProFund VP may be subject to greater correlation risk and may not achieve as high a degree of correlation with its benchmark as it would if the ProFund VP only used swaps on the underlying benchmark. Moreover, with respect to the use of swap agreements, if a reference asset has a dramatic intraday move that causes a material decline in a ProFund VP’s net assets, the terms of a swap agreement between the ProFund VP and its counterparty may permit the counterparty to immediately close out the transaction with the ProFund VP. In that event, the ProFund VP may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the ProFund VP’s investment objective. This, in turn, may prevent the ProFund VP from achieving its investment objective, even if the reference asset reverses all or a portion of its intraday move by the end of the day. Any costs associated with using derivatives will also have the effect of lowering the ProFund VP’s return.

Compounding Risk

Certain ProFunds VP are “geared” funds (“Geared Funds”) in the sense that each has an investment objective to match a multiple, the inverse, or an inverse multiple of the performance of a benchmark on a single day. These Geared Funds are subject to all of the correlation risks described below. In addition, because these ProFunds VP have a single day investment objective, for periods greater than one day, the effect of compounding may cause the performance of a ProFund VP to vary from the benchmark performance (or the inverse of the benchmark performance) times the stated multiple in the ProFund VP objective, as applicable, before accounting for fees and ProFund VP expenses. As explained in greater detail in their Prospectuses, as a result of compounding, Geared Funds are unlikely to provide a simple multiple (e.g. -1x, 2x, or -2x) of a benchmark’s return over periods longer than a single day.

Leverage Risk

Certain ProFunds VP utilize leverage (i.e., obtain investment exposure in excess of their assets) in seeking to achieve their investment objective and will lose more money in market environments adverse to their daily objective than similar funds that do not employ leverage.

December 31, 2016 :: Notes to Financial Statements :: 371

Because the ProFunds VP that utilize leverage include either multipliers of 2x or 1.25x (or sometimes the inverse thereof), a single day adverse price movement of more than 50% or 80%, respectively, in a relevant benchmark, could result in the total loss of an investor’s investment.

Active Investor Risk

Each ProFund VP permits short-term trading of its securities. In addition, the Advisor expects a significant portion of the assets invested in the ProFund VP to come from professional money managers and investors who use the ProFund VP as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover, and may result in additional costs for the ProFund VP. In addition, large movements of assets into and out of the ProFund VP may have a negative impact on the ProFund VP’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the ProFund VP’s expense ratio may vary from current estimates or the historical ratio disclosed in the ProFund VP’s prospectus.

Concentration Risk

Concentration risk results from maintaining concentrated exposure to certain types of issuers, industries, market sectors, countries or geographical regions. A ProFund VP that concentrates its investments will be more susceptible to risks associated with that concentration. With respect to the Sector ProFunds VP, a ProFund VP may have significant exposure to an individual industry that constitutes a significant portion of that ProFund VP’s benchmark. Such a ProFund VP will be more susceptible to the risks associated with that specific industry, which may be different from the risks generally associated with other benchmarks. Each ProFund VP will concentrate its investments in a particular industry or group of industries to approximately the same extent as its benchmark, up to the extent permitted by applicable regulatory guidance. Additionally, certain ProFunds VP that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These ProFunds VP may be more volatile than a more geographically diversified ProFund VP. The Schedule of Portfolio Investments includes information on each ProFund VP’s holdings, including industry and/or geographical composition, as relevant.

Correlation Risk

There is no guarantee that a ProFund VP will achieve a high degree of correlation with its benchmark. Failure to achieve a high degree of correlation may prevent a ProFund VP from achieving its investment objective, and the percentage change of the ProFund VP’s net asset value (“NAV”) each day may differ, perhaps significantly, from the percentage change of the ProFund VP’s benchmark on such day. This may be due, among other reasons, to the impact of a limited trading market in the underlying component securities on the calculation of the benchmark.

A number of other factors may adversely affect a ProFund VP’s correlation with its benchmark, including material over- or underexposure, fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a ProFund VP invests. A ProFund VP may not have investment exposure to all securities in its benchmark, or its weighting of investment exposure to stocks or industries may be different from that of the benchmark. In addition, a ProFund VP may invest in securities not included in the benchmark or in financial instruments. Each ProFund VP may take or refrain from taking positions in order to improve tax efficiency or comply with regulatory restrictions, either of which may negatively affect the ProFund VP’s correlation with its benchmark. A ProFund VP may also be subject to large movements of assets into and out of the ProFund VP, potentially resulting in the ProFund VP being over- or underexposed to its benchmark, and may be impacted by index reconstitutions and index rebalancing events. Additionally, a ProFund VP’s underlying holdings or reference assets may trade on markets that may or may not be open on the same day as the ProFund VP. Each ProFund VP (other than the Classic ProFunds VP, the Sector ProFunds VP, ProFund VP Falling U.S. Dollar and ProFund VP Government Money Market) seeks to rebalance its portfolio daily to keep its leveraged, inverse or inverse leveraged exposure to the benchmark consistent with its investment objective. Any of these factors could decrease correlation between the performance of a ProFund VP and may hinder a ProFund VP’s ability to meet its investment objective on or around that day.

Counterparty Risk

Certain ProFunds VP will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount they expect to receive from counterparties to financial instruments and repurchase agreements entered into by the ProFunds VP. Each ProFund VP generally structures the agreement such that either party can terminate the contract without penalty prior to the termination date. A ProFund VP may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations under such an agreement. A ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances.

The ProFunds VP typically enter into transactions with counterparties whose credit rating at the time of the transaction is investment grade, as determined by a nationally recognized statistical rating organization, or, if unrated, judged by the Advisor to be of comparable quality. These are usually only major, global financial institutions. Although the counterparty to an exchange-traded futures contract is often backed by a futures commission merchant (“FCM”) or clearing organization that is further backed by a group of financial institutions, there may be instances in which the FCM or the clearing organization could fail to perform its obligations, causing significant losses to the ProFund VP. For example, a ProFund VP could lose margin payments it has deposited with a clearing organization as well as gains owed but not paid to the ProFund VP if the clearing organization becomes insolvent or otherwise fails to perform its obligations. Under current CFTC regulations, a FCM maintains customers’ assets in a bulk segregated account. If a FCM fails to do so, or is unable to

372 :: Notes to Financial Statements :: December 31, 2016

satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that FCM’s bankruptcy. In that event, in the case of futures, the FCM’s customers are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that FCM’s customers.

Debt Instruments Risk

The ProFunds VP may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates and other factors. Typically, the price of outstanding debt instruments falls when interest rates rise. Without taking into account other factors, the prices of debt instruments with longer maturities may fluctuate more in response to interest rate changes than those of debt instruments with shorter maturities. In addition, changes in the credit quality of the issuer of a debt instrument (including a default) can also affect the price of a debt instrument. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal (in part or in whole) prior to the maturity date. Debt instruments allowing prepayment may offer less potential for gains during a period of declining interest rates, as a ProFund VP may be required to reinvest the proceeds received at lower interest rates. These factors may cause the value of an investment in the ProFund VP to change. Also, the securities of certain U.S. government agencies, authorities or instrumentalities are neither issued by nor guaranteed as to principal and interest by the U.S. government, and may be exposed to more credit risk than those issued by and guaranteed as to principal and interest by the U.S. government. All U.S. government securities are subject to credit risk. It is possible that the U.S. government may not be able to meet its financial obligations or that securities issued by the U.S. government may experience credit downgrades. Such a credit event may also adversely impact the financial markets. Certain ProFunds VP are inversely correlated to bond prices and will typically respond differently to the above factors than would a ProFund VP positively correlated to bond prices.

Index Performance Risk

Certain ProFunds VP will be subject to index performance risk. There is no guarantee or assurance that the methodology used to create the Index will result in the ProFund VP achieving high, or even positive, returns. The Index may underperform, and the ProFund VP could lose value, while other indices or measures of market performance increase in value.

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a ProFund VP invests, the ProFunds VP might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Advisor. Markets for the securities or financial instruments in which a ProFund VP invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. These situations may prevent a ProFund VP from limiting losses, realizing gains, or from achieving a high correlation (or inverse correlation) with its underlying benchmark.

7. Federal Income Tax Information

The tax character of distributions paid to shareholders during the tax years ended, as noted below, were as follows:

	Year Ended December 31, 2016				Year Ended December 31, 2015
	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Capital Gains	Tax Return of Capital	Total Distributions Paid	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Capital Gains	Tax Return of Capital	Total Distributions Paid
ProFund VP Bull	$—	$1,524,167	$—	$1,524,167	$1,182,850	$177,103	$—	$1,359,953
ProFund VP Mid-Cap	423,316	—	—	423,316	775,820	111,972	—	887,792
ProFund VP Small-Cap	—	—	—	—	—	440,866	—	440,866
ProFund VP Dow 30	—	—	—	—	—	14,292	—	14,292
ProFund VP NASDAQ-100	8,457	2,035,651	—	2,044,108	5,513,784	1,540,991	—	7,054,775
ProFund VP Large-Cap Value	209,634	—	—	209,634	224,826	—	—	224,826
ProFund VP Large-Cap Growth	128,329	2,023,666	—	2,151,995	—	—	—	—
ProFund VP Mid-Cap Value	38,596	338,468	—	377,064	24,812	891,445	—	916,257
ProFund VP Mid-Cap Growth	—	1,189,519	—	1,189,519	43,732	4,789,295	—	4,833,027
ProFund VP Small-Cap Value	—	—	—	—	—	2,476,250	—	2,476,250
ProFund VP Small-Cap Growth	—	1,537,673	—	1,537,673	—	4,962,889	—	4,962,889
ProFund VP Asia 30	266,697	—	—	266,697	89,913	1,668,413	—	1,758,326
ProFund VP Europe 30	732,859	—	—	732,859	1,592,186	—	—	1,592,186
ProFund VP Emerging Markets	40,208	—	—	40,208	155,202	—	—	155,202
ProFund VP UltraBull	2,182,819	454,108	—	2,636,927	5,178,957	1,004,863	—	6,183,820
ProFund VP UltraMid-Cap	—	—	—	—	1,658,291	1,907,087	—	3,565,378
ProFund VP UltraSmall-Cap	—	—	—	—	—	843,968	—	843,968
ProFund VP UltraNASDAQ-100	2,777,765	2,337,482	—	5,115,247	8,970,338	723,644	—	9,693,982
ProFund VP Short Mid-Cap	55,814	—	—	55,814	—	—	—	—
ProFund VP Short Dow 30	890	—	—	890	—	—	—	—
ProFund VP Banks	15,144	—	—	15,144	15,650	—	—	15,650
ProFund VP Basic Materials	88,517	—	—	88,517	99,239	—	—	99,239

December 31, 2016 :: Notes to Financial Statements :: 373

	Year Ended December 31, 2016				Year Ended December 31, 2015
	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Capital Gains	Tax Return of Capital	Total Distributions Paid	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Capital Gains	Tax Return of Capital	Total Distributions Paid
ProFund VP Biotechnology	$131,943	$783,136	$—	$915,079	$2,562,951	$462,365	$—	$3,025,316
ProFund VP Consumer Goods	253,585	—	—	253,585	176,420	—	—	176,420
ProFund VP Consumer Services	—	285,132	—	285,132	—	4,511,653	—	4,511,653
ProFund VP Financials	105,552	—	—	105,552	103,774	—	—	103,774
ProFund VP Industrials	35,290	—	—	35,290	20,641	—	—	20,641
ProFund VP Internet	23,668	814,534	—	838,202	—	1,108,387	—	1,108,387
ProFund VP Oil & Gas	645,267	—	—	645,267	627,708	4,108,914	—	4,736,622
ProFund VP Pharmaceuticals	219,393	1,335,279	—	1,554,672	896,655	260,835	—	1,157,490
ProFund VP Real Estate	310,452	—	—	310,452	134,948	—	—	134,948
ProFund VP Semiconductor	6,863	—	—	6,863	136,102	—	—	136,102
ProFund VP Telecommunications	294,752	—	—	294,752	264,113	—	—	264,113
ProFund VP Utilities	750,145	1,400,502	—	2,150,647	843,762	192,452	—	1,036,214
ProFund VP Government Money Market	41,087	—	—	41,087	46,856	—	—	46,856

As of the tax year ended December 31, 2016, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
ProFund VP Bull	$670,128	$1,571,898	$—	$—	$21,509,603	$23,751,629
ProFund VP Mid-Cap	3,354,990	405,825	—	(114,099)	(203,511)	3,443,205
ProFund VP Small-Cap	1,191,890	303,570	—	—	1,090,496	2,585,956
ProFund VP Dow 30	90,714	13,821	—	(1,655,841)	(16,353)	(1,567,659)
ProFund VP NASDAQ-100	—	282,340	—	—	20,517,727	20,800,067
ProFund VP Large-Cap Value	202,731	—	—	(1,414,800)	3,191,165	1,979,096
ProFund VP Large-Cap Growth	3,358	1,214,544	—	—	10,621,405	11,839,307
ProFund VP Mid-Cap Value	486,268	588,014	—	—	2,450,525	3,524,807
ProFund VP Mid-Cap Growth	—	1,999,605	—	—	5,046,139	7,045,744
ProFund VP Small-Cap Value	4,544	207,372	—	(1,157,255)	3,720,477	2,775,138
ProFund VP Small-Cap Growth	64,476	2,052,607	—	—	6,366,938	8,484,021
ProFund VP Asia 30	—	1,099,295	—	—	4,010,242	5,109,537
ProFund VP Europe 30	625,698	—	—	(4,890,302)	(1,447,027)	(5,711,631)
ProFund VP International	—	—	—	(2,444,751)	12,494	(2,432,257)
ProFund VP Emerging Markets	17,624	—	—	(7,436,992)	1,255,779	(6,163,589)
ProFund VP Japan	—	—	—	(2,709,581)	—	(2,709,581)
ProFund VP UltraBull	4,096,021	123,222	—	—	3,069,931	7,289,174
ProFund VP UltraMid-Cap	1,540,830	348,061	—	—	3,340,247	5,229,138
ProFund VP UltraSmall-Cap	1,623,027	623,064	—	—	2,797,205	5,043,296
ProFund VP UltraNASDAQ-100	2,172,630	410,881	—	—	19,402,692	21,986,203
ProFund VP Bear	—	—	—	(17,957,045)	65,768	(17,891,277)
ProFund VP Short Mid-Cap	4,599	—	—	(2,232,076)	(3,050)	(2,230,527)
ProFund VP Short Small-Cap	—	—	—	(4,676,435)	26,716	(4,649,719)
ProFund VP Short Dow 30	—	—	—	(48,131)	205	(47,926)
ProFund VP Short NASDAQ-100	—	—	—	(10,630,261)	68,235	(10,562,026)
ProFund VP Short International	—	—	—	(1,672,803)	(2,520)	(1,675,323)
ProFund VP Short Emerging Markets	—	—	—	(1,390,380)	2,341	(1,388,039)
ProFund VP UltraShort Dow 30	—	—	—	(852,066)	171	(851,895)
ProFund VP UltraShort NASDAQ-100	—	—	—	(4,985,726)	27,159	(4,958,567)
ProFund VP Banks	29,961	—	—	(14,495,989)	1,391,843	(13,074,185)
ProFund VP Basic Materials	103,682	—	—	(3,157,318)	5,647,164	2,593,528
ProFund VP Biotechnology	—	—	—	(1,460,281)	13,830,673	12,370,392
ProFund VP Consumer Goods	195,596	204,579	—	—	8,984,059	9,384,234
ProFund VP Consumer Services	—	—	—	(62,733)	13,382,492	13,319,759
ProFund VP Financials	166,544	—	—	(4,011,824)	9,787,092	5,941,812
ProFund VP Health Care	—	3,653,870	—	—	25,672,391	29,326,261
ProFund VP Industrials	61,393	—	—	(674,573)	5,520,317	4,907,137
ProFund VP Internet	—	—	—	(87,129)	5,193,071	5,105,942
ProFund VP Oil & Gas	509,953	—	—	(2,253,318)	21,442,324	19,698,959
ProFund VP Pharmaceuticals	184,347	82,163	—	(962,028)	2,998,664	2,303,146

374 :: Notes to Financial Statements :: December 31, 2016

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
ProFund VP Precious Metals	$—	$—	$—	$(68,334,414)	$27,550	$(68,306,864)
ProFund VP Real Estate	88,314	695,383	—	—	5,317,488	6,101,185
ProFund VP Semiconductor	23,678	—	—	—	1,456,688	1,480,366
ProFund VP Technology	17,945	—	—	(404,218)	10,659,061	10,272,788
ProFund VP Telecommunications	1,006,175	—	—	(199,568)	1,561,056	2,367,663
ProFund VP Utilities	1,110,077	1,104,900	—	—	17,015,806	19,230,783
ProFund VP U.S. Government Plus	—	—	—	(11,083,208)	(122,642)	(11,205,850)
ProFund VP Rising Rates Opportunity	—	—	—	(23,406,204)	(139,863)	(23,546,067)
ProFund VP Falling U.S. Dollar	—	—	—	(237,204)	—	(237,204)
ProFund VP Government Money Market	12,521	—	—	—	(4,144)	8,377

As of the tax year ended December 31, 2016, the following ProFunds VP have net capital loss carryforwards (“CLCFs”) as summarized in the tables below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration.

CLCFs subject to expiration:

	Expires 12/31/17	Expires 12/31/18	Total
ProFund VP Large-Cap Value	$1,414,800	$—	$1,414,800
ProFund VP Europe 30	2,379,334	1,215,921	3,595,255
ProFund VP Banks	6,837,887	4,222,981	11,060,868
ProFund VP Basic Materials	647,115	2,252,577	2,899,692
ProFund VP Financials	3,025,224	986,600	4,011,824
ProFund VP Industrials	674,573	—	674,573

CLCFs subject to expiration that are limited annually as a result of changes in ProFund VP ownership during the year and in prior years:

	Expires 12/31/17	Expires 12/31/18	Total
ProFund VP Small-Cap Value	$909,179	$248,076	$1,157,255
ProFund VP Japan	—	484,985	484,985
ProFund VP Biotechnology	1,328,983	129,849	1,458,832
ProFund VP Pharmaceuticals	481,014	481,014	962,028
ProFund VP Telecommunications	199,568	—	199,568
ProFund VP U.S. Government Plus	8,888,004	—	8,888,004

CLCFs not subject to expiration:

	Short-Term Amount	Long-Term Amount	Total
ProFund VP Europe 30	$816,891	$478,156	$1,295,047
ProFund VP International	399,501	—	399,501
ProFund VP Emerging Markets	667,127	772,151	1,439,278
ProFund VP Japan	573,121	860,564	1,433,685
ProFund VP Bear	515,057	25,857	540,914
ProFund VP Short Small-Cap	248,554	5,825	254,379
ProFund VP Short International	188,149	—	188,149
ProFund VP Short Emerging Markets	235,348	—	235,348
ProFund VP UltraShort Dow 30	2,025	—	2,025
ProFund VP UltraShort NASDAQ-100	88,648	3,682	92,330
ProFund VP Banks	1,033,939	2,401,182	3,435,121
ProFund VP Basic Materials	—	257,626	257,626
ProFund VP Biotechnology	—	1,405	1,405
ProFund VP Consumer Services	62,733	—	62,733
ProFund VP Internet	87,129	—	87,129
ProFund VP Oil & Gas	1,027,176	1,226,142	2,253,318
ProFund VP Precious Metals	68,334,414	—	68,334,414
ProFund VP Technology	404,218	—	404,218
ProFund VP U.S. Government Plus	2,195,204	—	2,195,204
ProFund VP Rising Rates Opportunity	80,666	—	80,666
ProFund VP Falling U.S. Dollar	6,766	10,150	16,916

December 31, 2016 :: Notes to Financial Statements :: 375

CLCFs not subject to expiration that are limited annually as a result of changes in the ProFund VP ownership during the year and in prior years:

	Short-Term Amount	Long-Term Amount	Total
ProFund VP Mid-Cap	$114,099	$—	$114,099
ProFund VP Dow 30	1,624,346	31,495	1,655,841
ProFund VP International	2,045,250	—	2,045,250
ProFund VP Emerging Markets	2,293,899	3,703,815	5,997,714
ProFund VP Japan	319,810	471,101	790,911
ProFund VP Bear	16,398,633	1,017,498	17,416,131
ProFund VP Short Mid-Cap	2,086,211	145,865	2,232,076
ProFund VP Short Small-Cap	4,201,930	220,126	4,422,056
ProFund VP Short Dow 30	48,131	—	48,131
ProFund VP Short NASDAQ-100	10,097,581	532,680	10,630,261
ProFund VP Short International	1,484,654	—	1,484,654
ProFund VP Short Emerging Markets	1,155,032	—	1,155,032
ProFund VP UltraShort Dow 30	833,298	16,743	850,041
ProFund VP UltraShort NASDAQ-100	4,710,427	182,969	4,893,396
ProFund VP Biotechnology	—	44	44
ProFund VP Rising Rates Opportunity	23,002,626	322,912	23,325,538
ProFund VP Falling U.S. Dollar	88,116	132,172	220,288

Unused limitations accumulate and increase limited CLCFs available for use in offsetting net capital gains. The tax character of current year distribution paid and the tax basis of the current components of accumulated earnings (deficit) and any CLCFs will be determined at the end of the current tax year. The Board does not intend to authorize a distribution of any realized gain for a ProFund VP until any applicable CLCF has been offset or expires.

At December 31, 2016, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
ProFund VP Bull	$60,870,400	$27,127,253	$(5,387,136)	$21,740,117
ProFund VP Mid-Cap	22,900,000	—	—	—
ProFund VP Small-Cap	20,103,120	1,667,757	(364,117)	1,303,640
ProFund VP Dow 30	349,000	—	—	—
ProFund VP NASDAQ-100	40,585,300	23,034,046	(2,191,031)	20,843,015
ProFund VP Large-Cap Value	22,406,687	6,476,599	(3,285,434)	3,191,165
ProFund VP Large-Cap Growth	15,425,453	11,773,810	(1,152,405)	10,621,405
ProFund VP Mid-Cap Value	27,722,448	5,322,846	(2,872,321)	2,450,525
ProFund VP Mid-Cap Growth	16,456,627	6,300,702	(1,254,563)	5,046,139
ProFund VP Small-Cap Value	42,729,079	7,772,563	(4,052,086)	3,720,477
ProFund VP Small-Cap Growth	23,763,676	7,869,269	(1,502,331)	6,366,938
ProFund VP Asia 30	18,796,060	9,124,959	(5,114,717)	4,010,242
ProFund VP Europe 30	25,659,316	5,589,743	(7,036,770)	(1,447,027)
ProFund VP International	6,330,000	—	—	—
ProFund VP Emerging Markets	14,104,957	3,143,541	(1,885,693)	1,257,848
ProFund VP Japan	11,195,000	—	—	—
ProFund VP UltraBull	29,123,158	4,670,616	(1,257,228)	3,413,388
ProFund VP UltraMid-Cap	28,135,179	5,911,626	(2,088,402)	3,823,224
ProFund VP UltraSmall-Cap	25,204,667	4,179,870	(714,676)	3,465,194
ProFund VP UltraNASDAQ-100	50,656,999	23,489,541	(2,208,762)	21,280,779
ProFund VP Bear	6,349,000	—	—	—
ProFund VP Short Mid-Cap	228,000	—	—	—
ProFund VP Short Small-Cap	2,058,000	—	—	—
ProFund VP Short Dow 30	29,000	—	—	—
ProFund VP Short NASDAQ-100	3,689,000	—	—	—
ProFund VP Short International	1,192,000	—	—	—
ProFund VP Short Emerging Markets	1,636,000	—	—	—
ProFund VP UltraShort Dow 30	18,000	—	—	—
ProFund VP UltraShort NASDAQ-100	733,000	—	—	—
ProFund VP Banks	9,573,700	4,086,745	(2,694,506)	1,392,239
ProFund VP Basic Materials	17,438,733	8,836,595	(3,189,431)	5,647,164
ProFund VP Biotechnology	28,492,777	23,696,416	(9,863,691)	13,832,725
ProFund VP Consumer Goods	7,470,039	10,401,885	(1,417,826)	8,984,059

376 :: Notes to Financial Statements :: December 31, 2016

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
ProFund VP Consumer Services	$14,018,013	$15,010,070	$(1,627,578)	$13,382,492
ProFund VP Financials	36,700,903	19,322,488	(9,535,396)	9,787,092
ProFund VP Health Care	23,135,323	30,724,505	(5,052,114)	25,672,391
ProFund VP Industrials	26,847,307	7,251,724	(1,731,407)	5,520,317
ProFund VP Internet	7,152,709	6,658,934	(1,465,863)	5,193,071
ProFund VP Oil & Gas	34,708,205	30,056,077	(8,613,753)	21,442,324
ProFund VP Pharmaceuticals	9,690,760	5,842,632	(2,843,098)	2,999,534
ProFund VP Precious Metals	27,175,000	—	—	—
ProFund VP Real Estate	7,880,711	7,475,458	(2,157,970)	5,317,488
ProFund VP Semiconductor	3,811,822	1,871,191	(414,299)	1,456,892
ProFund VP Technology	8,830,152	12,747,310	(2,088,249)	10,659,061
ProFund VP Telecommunications	6,623,542	3,061,032	(1,499,028)	1,562,004
ProFund VP Utilities	23,200,907	20,274,355	(3,258,549)	17,015,806
ProFund VP U.S. Government Plus	25,723,139	—	(262,509)	(262,509)
ProFund VP Rising Rates Opportunity	18,921,000	—	—	—
ProFund VP Falling U.S. Dollar	461,000	—	—	—
ProFund VP Government Money Market	193,007,086	—	(4,144)	(4,144)

8. Legal and Regulatory Matters

In December 2007, ProFund VP UltraMid-Cap, as a shareholder of Lyondell Chemical Company (“Lyondell”), participated in a cash out merger of Lyondell in which it received $48/share of merger consideration. Lyondell later filed for bankruptcy and two entities created by the Lyondell bankruptcy plan of reorganization have initiated lawsuits seeking to recover, or clawback, proceeds received by shareholders in the December 2007 merger based on fraudulent transfer claims.

The value of the proceeds received by the ProFund VP UltraMid-Cap is approximately $521,000. The ProFund VP cannot predict the outcome of this proceeding. The complaints, however, allege no misconduct by the ProFund VP. The ProFund VP is currently assessing the cases and has not yet determined the potential effect, if any, on its net asset value. Accordingly, no loss has been accrued in the balance sheet.

9. Additional Information and Money Market Reform

In July 2014, the SEC adopted money market reform to address potential systemic risks associated with money market funds and to improve transparency for money market fund investors. The ProFund VP Government Money Market was required to comply with money market fund reform by the specified compliance dates in 2016.

As a result, the Board approved changes for the ProFund VP Government Money Market to operate as a government money market fund. As a government money market fund, the ProFund VP Government Money Market is not required to implement liquidity fees and redemption gates. A government money market fund is required to invest at least 99.5% of the fund’s total assets in cash, government securities, and/or repurchase agreements that are collateralized by these same securities.

In order for the ProFund VP Government Money Market to operate as a government money market fund, the Board approved revisions to the investment policy relating to concentration (the “Concentration Policy”) such that the ProFund VP Government Money Market would no longer be required to invest more than 25% of its total assets in obligations of banks and other financial institutions. This revision to the Concentration Policy in addition to the name change to ProFund VP Government Money Market took effect on May 2, 2016. Because the yield on government securities are generally lower than the yield on comparable non-government securities, the ProFund VP Government Money Market’s yield may decrease as more assets are invested in government securities.

10. Reverse Shares Splits

Effective December 5, 2016, the ProFund VP Japan and ProFund VP Telecommunications underwent a 1-for-4 reverse share split, the ProFund VP Bear underwent a 1-for-5 reverse share split, the ProFund VP Short Mid-Cap underwent a 1-for-8 reverse share split, and the ProFund VP Rising Rates Opportunity underwent a 1-for-10 reverse share split.

Effective October 20, 2014, the ProFund VP Short Small-Cap and ProFund VP Short NASDAQ-100 underwent a 1-for-5 reverse share split, the ProFund VP Short Dow 30 underwent a 1-for-6 reverse share split, the ProFund VP UltraShort Dow 30 underwent a 1-for-12 reverse share split, and the ProFund VP UltraShort NASDAQ-100 underwent a 1-for-14 reverse share split.

The effect of the reverse share split transactions was to divide the number of outstanding shares of the ProFunds VP by the reverse split factor, with a corresponding increase in the net asset value per share. These transactions did not change the net assets of the ProFunds VP or the value of a shareholder’s investment. The historical share transactions presented in the Statements of Changes in Net Assets and per share data presented in the Financial Highlights have been adjusted retroactively to give effect to the reverse share splits. Additionally, when the application of reverse share splits resulted in fractional shares for beneficial shareholders, a portion of the cost of shares redeemed as presented in the Statements of Changes in Net Assets, reflects payment of fractional share balances on beneficial shareholder accounts.

11. Subsequent Events

The ProFunds VP have evaluated the need for additional disclosures or adjustments resulting from subsequent events through the date these financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have a material impact on the ProFunds VP financial statements.

Report of Independent Registered Public Accounting Firm :: 377

To the Board of Trustees of ProFunds and Shareholders of each of the fifty funds listed below, each a portfolio of ProFunds:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial positions of each of the following fifty funds

ProFund VP Bull	ProFund VP UltraMid-Cap	ProFund VP Financials
ProFund VP Mid-Cap	ProFund VP UltraSmall-Cap	ProFund VP Health Care
ProFund VP Small-Cap	ProFund VP UltraNASDAQ-100	ProFund VP Industrials
ProFund VP Dow 30	ProFund VP Bear	ProFund VP Internet
ProFund VP NASDAQ-100	ProFund VP Short Mid-Cap	ProFund VP Oil & Gas
ProFund VP Large-Cap Value	ProFund VP Short Small-Cap	ProFund VP Pharmaceuticals
ProFund VP Large-Cap Growth	ProFund VP Short Dow 30	ProFund VP Precious Metals
ProFund VP Mid-Cap Value	ProFund VP Short NASDAQ-100	ProFund VP Real Estate
ProFund VP Mid-Cap Growth	ProFund VP Short International	ProFund VP Semiconductor
ProFund VP Small-Cap Value	ProFund VP Short Emerging Markets	ProFund VP Technology
ProFund VP Small-Cap Growth	ProFund VP UltraShort Dow 30	ProFund VP Telecommunications
ProFund VP Asia 30	ProFund VP UltraShort NASDAQ-100	ProFund VP Utilities
ProFund VP Europe 30	ProFund VP Banks	ProFund VP U.S. Government Plus
ProFund VP International	ProFund VP Basic Materials	ProFund VP Rising Rates Opportunity
ProFund VP Emerging Markets	ProFund VP Biotechnology	ProFund VP Falling U.S. Dollar
ProFund VP Japan	ProFund VP Consumer Goods	ProFund VP Government Money Market
ProFund VP UltraBull	ProFund VP Consumer Services

(hereafter referred to as the “Funds”) as of December 31, 2016, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and each of their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of December 31, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 24, 2017

378 :: Additional Tax Information (unaudited)

For corporate shareholders, the following percentage of the total ordinary income dividends paid during the fiscal year ended December 31, 2016, qualify for the corporate dividends received deduction for the following ProFunds VP:

Dividends Received Deduction
ProFund VP Bull	100.00%
ProFund VP NASDAQ-100	100.00%
ProFund VP Large-Cap Value	100.00%
ProFund VP Large-Cap Growth	100.00%
ProFund VP Mid-Cap Value	100.00%
ProFund VP UltraBull	9.00%
ProFund VP Banks	100.00%
ProFund VP Basic Materials	100.00%
ProFund VP Biotechnology	100.00%
ProFund VP Consumer Goods	100.00%
ProFund VP Financials	100.00%
ProFund VP Industrials	100.00%
ProFund VP Internet	100.00%
ProFund VP Oil & Gas	100.00%
ProFund VP Pharmaceuticals	100.00%
ProFund VP Real Estate	11.19%
ProFund VP Semiconductor	100.00%
ProFund VP Telecommunications	100.00%
ProFund VP Utilities	100.00%

For the fiscal year ended December 31, 2016, the amount of long-term capital gain designated by the ProFunds VP were as follows:

Long-Term Capital Gain
ProFund VP Bull	$1,524,167
ProFund VP Small-Cap	2,806
ProFund VP NASDAQ-100	2,035,651
ProFund VP Large-Cap Growth	2,023,666
ProFund VP Mid-Cap Value	828,557
ProFund VP Mid-Cap Growth	1,189,519
ProFund VP Small-Cap Growth	1,537,673
ProFund VP UltraBull	454,108
ProFund VP UltraMid-Cap	934,141
ProFund VP UltraNASDAQ-100	2,337,482
ProFund VP Biotechnology	783,136
ProFund VP Consumer Services	285,132
ProFund VP Internet	814,534
ProFund VP Pharmaceuticals	1,335,279
ProFund VP Utilities	1,400,502

For the fiscal year ended December 31, 2016, the amount of short-term capital gain designated by the ProFunds VP were as follows:

Short-Term Capital Gain
ProFund VP Mid-Cap	$423,316
ProFund VP Small-Cap	11,017
ProFund VP NASDAQ-100	8,457
ProFund VP Large-Cap Growth	116,967
ProFund VP Mid-Cap Value	362,191
ProFund VP UltraBull	2,182,819
ProFund VP UltraMid-Cap	4,135,342
ProFund VP UltraNASDAQ-100	2,777,766
ProFund VP Short Mid-Cap	55,814
ProFund VP Short Dow 30	890
ProFund VP Biotechnology	131,943
ProFund VP Internet	23,668
ProFund VP Government Money Market	13,062

December 31, 2016 (unaudited) :: Board Approval of Investment Advisory Agreement :: 379

At a meeting held on September 12-13, 2016, the Board of Trustees (the “Board”), including the trustees who are not “interested persons” of the Trust as defined in the 1940 Act (the “Independent Trustees”), unanimously approved the renewal of the Investment Advisory Agreement between ProFund Advisors LLC (the “Advisor”) and the Trust, on behalf of each of its series (each a “Fund” and collectively the “Funds”) (the “Advisory Agreement”). Certain Funds are “geared” funds (“Geared Funds”) in the sense that each has an investment objective to match a multiple, the inverse, or an inverse multiple of the performance of a benchmark on a single day. The Board, including the Independent Trustees, determined that the terms of the Advisory Agreement for each Fund were fair and reasonable and in the best interests of shareholders.

The Board requested, and the Advisor provided, information that the Board and the Advisor, respectively, believed to be reasonably necessary to evaluate the Advisory Agreement, including:

(i)                       detailed information about the advisory services provided by the Advisor;

(ii)                    the Advisor’s Form ADV;

(iii)                 biographies of employees primarily responsible for providing investment advisory services;

(iv)                information regarding each component of the contractual fee rates and actual fee rates for the prior fiscal year;

(v)                   information regarding advisory fees earned versus advisory fees waived for previous periods;

(vi)                performance information for prior periods;

(vii)             comparative industry fee data;

(viii)          information about fees and other amounts received by the Advisor and its affiliates for non-advisory services;

(ix)                information regarding trade allocation and best execution;

(x)                   information about the financial condition of the Advisor; and

(xi)                information regarding how the Advisor monitors each Fund’s compliance with regulatory requirements and Trust procedures.

The Board evaluated this information, and the Independent Trustees were advised by legal counsel with respect to their deliberations. In their deliberations, the Board did not identify any single factor as all-important or controlling and individual Trustees did not necessarily attribute the same weight or importance to each factor. The Board evaluated all information available to it on a Fund-by-Fund basis, and their determinations were made separately with respect to each Fund.

In addition to the information provided and discussions that occurred at the meeting on September 12-13, 2016, the Board regularly considers matters bearing on the Funds and their investment advisory, administration and distribution arrangements, including the Funds’ investment results and performance data, at its regular meetings throughout the year. The Board’s conclusions may take into account their consideration of the relevant arrangements during the course of the year and in prior years.

The Board took note of all the information that was provided and considered all of the factors relevant, including, among other things:

(i)                       the nature, extent and quality of the services that were provided to each Fund by the Advisor;

(ii)                    the costs of the services provided and the profits realized by the Advisor from the relationship with the Funds;

(iii)                 the investment performance of the Funds; and

(iv)                the extent to which economies of scale might be realized as the Funds grow and whether fee levels reflect economies of scale, if any, for the benefit of Fund shareholders.

Nature, Extent and Quality of the Advisor’s Services

The Board reviewed the nature, extent and quality of the investment advisory services performed by the Advisor, and concluded that the services provided by the Advisor were of high quality. The Board focused on the quality of the personnel and operations at the Advisor and the systems and processes required to manage the Funds effectively. In particular, the Board considered the following:

•                  the investment objective of each Fund, the Advisor’s description of the skills needed to manage each Fund and the Advisor’s success in achieving the investment objectives of each Fund;

•                  the fact that to maintain exposure consistent with each Geared Fund’s daily investment objective, the Geared Funds need to be rebalanced each day, an activity not typical of traditional index funds;

•                  the differences in managing the non-geared Funds, including the unique asset classes and investment strategies for certain Funds, as well as the employment of optimization/sampling techniques necessary to manage certain Funds;

•                  the size and experience of the Advisor’s portfolio staff and the Advisor’s ability to recruit, train and retain personnel with relevant experience and the specific expertise necessary to manage the Funds;

•                  the structure of the portfolio staff compensation program and the incentives it is intended to provide;

•                  the collateral, credit and cash management functions at the Advisor and the enhancements made in these areas;

•                  the Advisor’s development of investment strategies, including those involving the use of complex financial instruments and processes that maximize the Funds’ ability to meet their stated investment objectives and minimize counterparty risk; and

•                  information regarding allocation of Fund brokerage and the selection of counterparties, as well as favorable terms of derivatives transactions the Advisor was able to negotiate with swap counterparties.

The Board also reviewed the Advisor’s compliance program, including specific activities associated with the both the Geared and non-geared Funds, and discussed with the Funds’ Chief Compliance Officer (CCO). The Board and the CCO discussed the CCO’s evaluation of the operation of the Advisor’s compliance program, changes made to the Advisor’s compliance program since the CCO’s last annual report to the Board, and whether the CCO believed enhancements to the compliance program were warranted. The Board discussed compliance issues reported to the Board during the reporting period and the remediation of such issues. The Board discussed key risk areas identified by the CCO and how such risks are addressed by the compliance program.

Based upon its review, the Board concluded that, with respect to each Fund, (i) the investment advisory services provided by the

380 :: Board Approval of Investment Advisory Agreement :: December 31, 2016 (unaudited)

Advisor were of high quality, (ii) the Advisor successfully achieved the investment goals of the Fund, (iii) the Advisor’s services benefited the Fund’s shareholders, particularly in light of the nature of the Fund and the services required to support each such Fund, and (iv) they were generally satisfied with the nature, quality and extent of services provided to the Fund by the Advisor.

Comparison of Advisory Services and Fees

The Board considered the fairness and reasonableness of the investment advisory fees payable to the Advisor in light of the investment advisory services provided, the costs of these services and the comparability to the fees paid by other investment companies, including mutual funds offering strategies similar in nature and extent to the Funds. The Board discussed the methodology used to prepare the comparative fee data for each Fund. The Board noted the difficulty of obtaining precise information comparing the fees charged by other investment advisors because there were only a limited number of fund complexes that offer Geared Funds and few fund complexes whose funds have substantially similar investment goals, investment styles and operations. Notwithstanding this challenge, the Board found the comparative information provided by the Advisor to be useful in its evaluation of the reasonableness of the Advisor’s fees.

The Board reviewed information prepared by FUSE Research Network (“FUSE”), comparing management and expense information for each Fund to that of a peer group determined by FUSE. The Board noted that, by design, certain of the Funds are unique and therefore no fund was a perfect comparison. The Board also considered the fee waiver and/or expense reimbursement arrangements currently in place for each Fund and considered the net advisory fees after taking waivers and reimbursements into account. They considered, among other things, the nature of the investments and the frequency of the rebalancing needed to maintain the portfolio of investments held by the Funds in light of the Funds’ strategies and shareholder base.

The Board recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds but concluded that the Funds’ advisory fee rates were reasonable given the services provided.

Profitability

The Board considered the significant drivers of cost including, but not limited to, intellectual capital, regulatory compliance, daily portfolio rebalancing of the Geared Funds, and entrepreneurial risk, and considered the costs that investors likely would incur if they independently sought to achieve the objectives of the Funds. The Board considered the profitability to the Advisor of its management of each of the Funds. The Board recognized that it is difficult to compare profitability from fund investment advisory contracts because comparative information is in most cases not publicly available and to the extent such information is available it is affected by numerous factors, including the nature of a fund’s shareholder base, the structure of the particular advisor, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are typically reported net of distribution and marketing expenses.

Based on its review, the Board concluded that the profitability to the Advisor of the Advisory Agreement was reasonable in light of the services and benefits provided to each Fund.

Investment Performance of the Funds and the Advisor

The Board considered total return information for each Fund and focused on the correlation of returns to benchmark information for each Geared Fund for the 3-month, 1-year, 5-year, 10-year and since inception periods ended June 30, 2016, as applicable. The Board also considered performance information provided at regular Board meetings throughout the reporting period. The Board noted that correlation of returns for each Geared Fund remained strong during the applicable periods and that Geared Fund performance versus target performance was generally within expected ranges. The Board further noted that non-geared Fund performance versus benchmark index performance was also generally within expected ranges during the applicable periods. The Board noted that, given the nature of the Funds that are index funds or that otherwise use a benchmark as a measure of performance, the correlation of such Fund’s performance with the performance of its underlying benchmark was a more meaningful factor than the Fund’s total return.

Non-Advisory Services; “Fall-Out” Benefits

The Board also considered the Advisor’s non-advisory services, including those performed under a separate Management Services Agreement. The Board considered the fact that the Geared Funds’ shareholders tend to be active traders, which adds a level of complexity to the management of those Funds. The Board also considered any indirect, or “fall-out,” benefits that the Advisor or its affiliates derived from their relationship to the Funds but concluded that such benefits were relatively insignificant. The Board considered that ProFund Distributors, Inc., a wholly-owned subsidiary of the Advisor, earns fees from the Funds for providing services under a Distribution and Shareholder Services Plan.

Economies of Scale

The Board discussed with representatives of the Advisor potential economies of scale associated with certain costs, and how and when shareholders might benefit from economies of scale. The Board considered that effective January 1, 2008, subject to the condition that the aggregate daily net assets of the Trust and Access One Trust be equal to or greater than $10 billion, the Advisor has agreed to reduce each Fund’s annual investment advisory fee by 0.025% on assets in excess of $500 million up to $1 billion, 0.05% on assets in excess of $1 billion up to $2 billion and 0.075% on assets in excess of $2 billion.

Conclusions

The Board, including the Independent Trustees, concluded that, with respect to each Fund, the investment advisory fees and other compensation payable to the Advisor were reasonable in relation to the nature and the quality of the services provided and that the continuation of the Advisory Agreement was in the best interests of the shareholders of the Fund. The Board indicated to the Advisor that it will continue to consider and evaluate on an ongoing basis potential economies of scale and how shareholders might benefit from those economies of scale.

Expense Examples

382 :: Expense Examples (unaudited)

As a ProFund VP shareholder, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution fees; and other ProFund VP expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a ProFund VP and to compare these costs with the ongoing cost of investing in other mutual funds. Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. If these transactional costs were included, your costs would have been higher. These examples also do not reflect fees associated with insurance company or insurance contracts. If these fees were reflected, expenses would be higher. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds.

Actual Expenses

The actual expense examples are based on an investment of $1,000 invested at the beginning of a six-month period and held through the period ended December 31, 2016.

The columns below under the heading entitled “Actual” provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purpose

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six-month period and held through the period ended December 31, 2016.

The columns below under the heading entitled “Hypothetical” provide information about hypothetical account values and hypothetical expenses based on each ProFund VP’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each ProFund VP’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your ProFund VP and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

			Actual		Hypothetical (5% return before expenses)
	Annualized Expense Ratio During Period	Beginning Account Value 7/1/16	Ending Account Value 12/31/16	Expenses Paid During Period(1)	Ending Account Value 12/31/16	Expenses Paid During Period(1)
ProFund VP Bull	1.68%	$1,000.00	$1,067.70	$8.73	$1,016.69	$8.52
ProFund VP Mid-Cap	1.68%	1,000.00	1,105.70	8.89	1,016.69	8.52
ProFund VP Small-Cap	1.68%	1,000.00	1,176.50	9.19	1,016.69	8.52
ProFund VP Dow 30	1.35%	1,000.00	1,099.10	7.12	1,018.35	6.85
ProFund VP NASDAQ-100	1.68%	1,000.00	1,097.00	8.86	1,016.69	8.52
ProFund VP Large-Cap Value	1.68%	1,000.00	1,096.20	8.85	1,016.69	8.52
ProFund VP Large-Cap Growth	1.68%	1,000.00	1,043.80	8.63	1,016.69	8.52
ProFund VP Mid-Cap Value	1.68%	1,000.00	1,137.50	9.03	1,016.69	8.52
ProFund VP Mid-Cap Growth	1.68%	1,000.00	1,076.90	8.77	1,016.69	8.52
ProFund VP Small-Cap Value	1.68%	1,000.00	1,196.40	9.28	1,016.69	8.52
ProFund VP Small-Cap Growth	1.68%	1,000.00	1,167.30	9.15	1,016.69	8.52
ProFund VP Asia 30	1.68%	1,000.00	1,021.90	8.54	1,016.69	8.52
ProFund VP Europe 30	1.68%	1,000.00	1,070.60	8.74	1,016.69	8.52
ProFund VP International	1.68%	1,000.00	1,033.80	8.59	1,016.69	8.52
ProFund VP Emerging Markets	1.68%	1,000.00	1,034.90	8.59	1,016.69	8.52
ProFund VP Japan	1.68%	1,000.00	1,199.50	9.29	1,016.69	8.52
ProFund VP UltraBull	1.68%	1,000.00	1,133.20	9.01	1,016.69	8.52
ProFund VP UltraMid-Cap	1.68%	1,000.00	1,222.10	9.38	1,016.69	8.52
ProFund VP UltraSmall-Cap	1.68%	1,000.00	1,373.80	10.02	1,016.69	8.52
ProFund VP UltraNASDAQ-100	1.68%	1,000.00	1,199.50	9.29	1,016.69	8.52
ProFund VP Bear	1.68%	1,000.00	919.00	8.10	1,016.69	8.52
ProFund VP Short Mid-Cap	1.68%	1,000.00	876.70	7.93	1,016.69	8.52
ProFund VP Short Small-Cap	1.68%	1,000.00	826.40	7.71	1,016.69	8.52
ProFund VP Short Dow 30	1.68%	1,000.00	886.70	7.97	1,016.69	8.52
ProFund VP Short NASDAQ-100	1.68%	1,000.00	892.60	7.99	1,016.69	8.52
ProFund VP Short International	1.68%	1,000.00	944.00	8.21	1,016.69	8.52
ProFund VP Short Emerging Markets	1.68%	1,000.00	940.00	8.19	1,016.69	8.52
ProFund VP UltraShort Dow 30	1.68%	1,000.00	777.30	7.51	1,016.69	8.52
ProFund VP UltraShort NASDAQ-100	1.68%	1,000.00	800.50	7.60	1,016.69	8.52
ProFund VP Banks	1.68%	1,000.00	1,388.70	10.09	1,016.69	8.52

Expense Examples (unaudited) :: 383

			Actual		Hypothetical (5% return before expenses)
	Annualized Expense Ratio During Period	Beginning Account Value 7/1/16	Ending Account Value 12/31/16	Expenses Paid During Period(1)	Ending Account Value 12/31/16	Expenses Paid During Period(1)
ProFund VP Basic Materials	1.68%	$1,000.00	$1,099.10	$8.86	$1,016.69	$8.52
ProFund VP Biotechnology	1.54%	1,000.00	1,019.20	7.82	1,017.39	7.81
ProFund VP Consumer Goods	1.68%	1,000.00	968.10	8.31	1,016.69	8.52
ProFund VP Consumer Services	1.68%	1,000.00	1,050.60	8.66	1,016.69	8.52
ProFund VP Financials	1.68%	1,000.00	1,183.80	9.22	1,016.69	8.52
ProFund VP Health Care	1.68%	1,000.00	971.00	8.32	1,016.69	8.52
ProFund VP Industrials	1.68%	1,000.00	1,097.60	8.86	1,016.69	8.52
ProFund VP Internet	1.68%	1,000.00	1,099.80	8.87	1,016.69	8.52
ProFund VP Oil & Gas	1.68%	1,000.00	1,088.80	8.82	1,016.69	8.52
ProFund VP Pharmaceuticals	1.68%	1,000.00	937.30	8.18	1,016.69	8.52
ProFund VP Precious Metals	1.68%	1,000.00	749.50	7.39	1,016.69	8.52
ProFund VP Real Estate	1.68%	1,000.00	949.20	8.23	1,016.69	8.52
ProFund VP Semiconductor	1.68%	1,000.00	1,248.50	9.50	1,016.69	8.52
ProFund VP Technology	1.58%	1,000.00	1,142.40	8.51	1,017.19	8.01
ProFund VP Telecommunications	1.68%	1,000.00	991.60	8.41	1,016.69	8.52
ProFund VP Utilities	1.68%	1,000.00	937.00	8.18	1,016.69	8.52
ProFund VP U.S. Government Plus	1.38%	1,000.00	823.50	6.33	1,018.20	7.00
ProFund VP Rising Rates Opportunity	1.68%	1,000.00	1,178.60	9.20	1,016.69	8.52
ProFund VP Falling U.S. Dollar	1.68%	1,000.00	925.70	8.13	1,016.69	8.52
ProFund VP Government Money Market	0.31%	1,000.00	1,000.10	1.56	1,023.78	1.58

(1)         Expenses are equal to the average account value, multiplied by the ProFund VP’s annualized expense ratio multiplied by 184/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

384 :: Trustees and Executive Officers (unaudited)

Name, Address, and Birth Date	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Operational Portfolios in Fund Complex Overseen by Trustee*	Other Directorship Held by Trustee

Independent Trustees

William D. Fertig c/o ProFunds 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 9/56	Trustee	Indefinite; June 2011 to present	Context Capital Management (Alternative Asset Management): Chief Investment Officer (September 2002 to present)	ProFunds (112); Access One Trust (3); ProShares (124)	Key Energy Services

Russell S. Reynolds, III c/o ProFunds 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 7/57	Trustee	Indefinite; October 1997 to present	RSR Partners, Inc. (Executive Recruitment): Managing Director (May 2007 to present)	ProFunds (112); Access One Trust (3); ProShares (124)	RSR Partners, Inc.

Michael C. Wachs c/o ProFunds 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 10/61	Trustee	Indefinite; October 1997 to present	Linden Lane Advisors, LLC (Real Estate Development): Principal (2010 to present): Spring Mill Capital Management, LLC (Real Estate Development): Principal (July 2009 to 2010)	ProFunds (112); Access One Trust (3); ProShares (124)

Interested Trustee

Michael L. Sapir** 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 5/58	Trustee and Chairman of the Board	Indefinite; April 1997 to present	Chairman and Chief Executive Officer of the Advisor (April 1997 to present) and of ProShare Advisors LLC (November 2005 to present); ProShare Capital Management LLC (June 2008 to present)	ProFunds (112); Access One Trust (3); ProShares (124)

*                 The “Fund Complex” consists of all operational registered investment companies advised by the Advisor and any operational registered investment companies that have an investment adviser that is an affiliated person the Advisor. Investment companies that are non-operational (and therefore, not publicly offered) as of the date of this report are excluded from these figures.

**          Mr. Sapir is an “interested person,” as defined by the 1940 Act, because of his ownership interest in the Advisor.

Name, Address, and Birth Date	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Executive Officers

Todd B. Johnson 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 1/64	President	Indefinite; January 2014 to present	Chief Investment Officer of the Advisor (December 2008 to present); ProShare Advisors LLC (December 2008 to present); and ProShare Capital Management LLC (February 2009 to present)

Victor M. Frye 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 10/58	Chief Compliance Officer and Anti-Money Laundering Officer	Indefinite; September 2004 to present	Counsel and Chief Compliance Officer of the Advisor (October 2002 to present) and ProShare Advisors LLC (December 2004 to present); Secretary of ProFunds Distributors, Inc. (April 2008 to present)

Richard F. Morris 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 8/67	Chief Legal Officer and Secretary	Indefinite; December 2015 to present

General Counsel of the Advisor and ProShare Advisors (December 2015 to present); Partner at Morgan Lewis & Bockius, LLP (October 2012 to November 2015); General Counsel, WisdomTree Asset Management (October 2010 to October 2012)

Christopher E. Sabato 4400 Easton Commons, Suite 200 Columbus, OH 43219 Birth Date: 12/68	Treasurer	Indefinite; September 2009 to present	Senior Vice President, Fund Administration, Citi Fund Services Ohio, Inc. (2007 to present)

The Funds’ Statement of Additional Information includes additional information about the Funds’ Trustees and Officers. To receive your free copy of the Statement of Additional Information, call toll-free 888-776-3637.

This Page Intentionally Left Blank

P.O. Box 182800

Columbus, OH 43218-2800

This report is submitted for the general information of the shareholders of the ProFunds VP. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each Fund, please call toll-free 888-776-5717.

A description of the policies and procedures that the ProFunds VP uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 888-776-3637; and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the ProFund VP voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available. (i) without change by calling toll-free 888-776-3637; (ii) on the ProFunds’ VP website at ProFunds.com; and (iii) on the Commission’s website at sec.gov.

ProFunds VP file complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holding for the Funds in this report are available without charge on the Commission’s website at sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

12/16

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  This code of ethics is included as Exhibit 12(a)(1).

During the period covered by the report, with respect to the registrant’s code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

3(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

3(a)(2) The audit committee financial expert is Michael C. Wachs, who is “independent” for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)                                 Audit Fees:

2016 $642,471

2015 $655,711

The fees relate to the audit of the registrants’ annual financial statements paid to PWC LLP.

(b)                                 Audit-Related Fees:

2016 $2,500

2015 $0

The 2016 fees relate to the review of the Government Money Market ProFund’s post-effective registration statement filed in July 2016 paid to PWC LLP.

(c)                                  Tax Fees:

2016 $143,000

2015 $186,480

The fees relate to the preparation of the registrant’s tax returns and review of income and capital gain distribution calculations paid to PWC LLP.

(d)                                 All Other Fees:

2016 $0

2015 $0

(e)(1)                   The Audit Committee may pre-approve at any regularly scheduled Audit Committee meeting audit, audit-related, tax and other non-audit services to be rendered or that may be rendered by the Auditor to the Trust and certain non-audit services to be rendered by the Auditor to the Advisor which require pre-approval by the Audit Committee.  In connection with such pre-approvals, the Auditor, or a Trust officer, with the assistance of the Auditor, shall provide the Audit Committee with a report containing information about each type of service to be pre-approved at the meeting.

The Trust will use a combination of the two approaches for pre-approving proposed services: (1) the proposed service be specifically pre-approved by the Audit Committee (“specific pre-approval”) or (2) may be pre-approved without consideration of specific case-by-case services by the audit committee (“general pre-approval”). Unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee. Additionally, any proposed services exceeding pre-approved cost levels will also require specific pre-approval by the Audit Committee.

(e)(2)                   No Services included in (b)-(d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable as less than 50%.

(g)                                  2016 $145,500

2015 $186,480

These aggregate fees were billed in the Reporting Periods for non-audit services by the principal accountant to the Registrant and Fund Management.

(h) Not applicable.

Item 5.         Audit Committee of Listed Registrants.

Not applicable.

Item 6.         Investments.

(a)   Not Applicable

(b)   Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)         There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b)     Certifications pursuant to Rule 30a-2(b) are furnished hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ProFunds

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date	February 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Todd B. Johnson
Todd B. Johnson, President and Principal Executive Officer

Date	March 3, 2017

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date	February 28, 2017

* Print the name and title of each signing officer under his or her signature.